UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Limited
Duration Income
Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.

Managed Distribution Policy : The Fund’s Board of Trustees (the “Board”) has authorized a managed distribution plan pursuant to which the Fund makes monthly distributions to shareholders at an annual minimum fixed rate of 10%, based on the average monthly net asset value (NAV) of the Fund’s common shares (the “Plan”). The Fund calculates the average NAV from the previous month based on the number of business days in the month on which the NAV is calculated. The Plan is intended to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund’s common shares, but there can be no assurance that the Plan will be successful in doing so. The Fund is managed with a goal of generating as much of the distribution as possible from net ordinary income and short-term capital gains, that is consistent with the Fund’s investment strategy and risk profile. To the extent that sufficient distributable income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. A return of capital may occur, for example, when some or all of the money that was invested in the Fund is paid back to shareholders. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Financial Highlights and Schedule of Investments 5
Financial Statements 136
Notes to Financial Statements 140
Important Information to Shareholders 152
Annual Meeting of Shareholders 153
Dividend Reinvestment and Cash Purchase Plan 154
Shareholder Information 156
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin Limited Duration Income Trust
Dear Shareholder,
This semiannual report for Franklin Limited Duration Income
Trust covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide high, current income, with a
secondary objective of capital appreciation to the extent
possible and consistent with the Fund’s primary objective,
through a portfolio consisting primarily of high-yield corporate bonds, floating rate corporate loans and mortgage- and other asset-backed securities.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +5.57% based on net asset value and
+5.30% based on market price. Net asset value increased
from $7.06 per share on December 31, 2022, to $7.09 at
period-end, and the market price decreased from $6.21 to
$6.18 over the same period. You can find the Fund’s long-
term performance data in the Performance Summary on
page 3 .
The Fund has a managed distribution plan pursuant to which
the Fund makes monthly distributions to shareholders at an
annual minimum fixed rate of 10%, based on the average
monthly net asset value of the Fund’s common shares (the
“Plan”). The Plan has maintained this 10% fixed rate since
it began in January 2017. The Plan has no impact on the
Fund’s investment strategy and may reduce the Fund’s net
asset value. The Fund’s investment manager believes the
Plan helps maintain the Fund’s competitiveness and may
benefit the Fund’s market price and premium/discount to the
Fund’s net asset value.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Thank you for your continued participation in Franklin Limited
Duration Income Trust. We look forward to serving your
future investment needs.
Sincerely,
Sonal Desai, Ph.D.
Glenn I. Voyles, CFA
Justin Ma, CFA
Patrick A. Klein, Ph.D.
Portfolio Management Team
Portfolio Composition
6/30/23
% of Total
Investments
Corporate Bonds 30.7%
Senior Floating Rate Interests 29.0%
Marketplace Loans 17.2%
Mortgage-Backed Securities 10.3%
Asset-Backed Securities
*
10.2%
Common Stocks 1.0%
Commercial Mortgage-Backed Securities 0.8%
Other
†,‡
0.0%
Short-Term Investments 0.8%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
‡
Rounds to less than 0.1%.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
7
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2023
Franklin Limited Duration Income Trust
3
franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
3
Average Annual Total Return

Based on
NAV
4
Based on
market price
5
Based on
NAV
4
Based on
market price
5
6-Month +5.57% +5.30% +5.57% +5.30%
1-Year +7.39% +2.28% +7.39% +2.28%
5-Year +1.05% -2.77% +0.21% -0.56%
10-Year +21.17% +17.23% +1.94% +1.60%
Symbol: FTF 6/30/23 12/31/22 Change
Net Asset Value (NAV) $7.09 $7.06 +$0.03
Market Price (NYSE) $6.18 $6.21 -$0.03
See page 4 for Performance Summary footnotes.

Franklin Limited Duration Income Trust
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls.
Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks.
Low-rated, high-yield bonds
are subject to greater price volatility, illiquidity and possibility of default. The manager may consider
environmental, social and governance (ESG) criteria
in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
1. Figures are for common shares. As of 6/30/23, the Fund had leverage in the amount of 32.00% of the Fund’s total portfolio. The Fund employs leverage through partic-
ipation in a Credit Facility, entering into reverse repurchase agreements, and purchase of Mortgage Dollar Rolls. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s floating rate investments.
2. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Assumes reinvestment of distributions based on net asset value.
5. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Net Investment
Income
$0.3572

Franklin Limited Duration Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Per common share operating
performance
(for a common share outstanding throughout
the period)
Net asset value, beginning of period ..... $7.06 $8.97 $9.43 $10.00 $10.11 $12.32
Income from investment operations:
Net investment income
a
............. 0.32 0.62 0.52 0.51 0.53 0.57
Net realized and unrealized gains (losses) 0.07 (1.46) (0.05) (0.15) 0.39 (0.79)
Dividends to preferred shareholders from
net investment income .............. — — — — — (0.06)
Total from investment operations ........ 0.39 (0.84) 0.47 0.36 0.92 (0.28)
Less distributions to common shareholders
from:
Net investment income .............. (0.36) (0.57) (0.55) (0.55) (0.58) (0.49)
Tax return of capital ................ — (0.21) (0.38) (0.38) (0.45) (0.68)
Total distributions ................... (0.36) (0.78) (0.93) (0.93) (1.03) (1.17)
Dilution effect of rights offering ......... — (0.29)
b
— — — (0.76)
c
Net asset value, end of period .......... $7.09 $7.06 $8.97 $9.43 $10.00 $10.11
Market value, end of period
d
........... $6.18 $6.21 $9.09 $9.42 $9.59 $9.02
Total return (based on net asset value per
share)
e
........................... 5.57% (12.75)% 5.16% 4.26% 9.33% (9.07)%
Total return (based on market value per
share)
e
........................... 5.30% (23.52)% 6.77% 9.43% 18.34% (14.86)%
Ratios to average net assets applicable
to common shares
f,g
Expenses before waiver and payments by
affiliates .......................... 4.01% 2.69% 1.76% 1.86% 2.16% 1.73%
Expenses net of waiver and payments by
affiliates
h
.......................... 4.00% 2.68% 1.75% 1.85% 2.15% 1.71%
Net investment income ............... 9.02% 8.16% 5.58% 5.51% 5.15% 4.97%
Supplemental data
Net assets applicable to common shares,
end of period (000’s) ................. $286,643 $285,319 $270,437 $284,199 $301,452 $304,804
Portfolio turnover rate ................ 46.64% 95.50% 107.66% 106.46% 113.49% 198.44%
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 25.87% 52.93% 51.04% 60.46% 57.50% 63.84%
Total credit facility and reverse repurchase
agreements outstanding at end of period
(000’s) ........................... $110,813 $117,090 $116,359 $111,505 $107,117 $90,000
j
Asset coverage per $1,000 of debt ...... $3,587 $3,437 $3,324 $3,549 $3,814 $4,387
j

Franklin Limited Duration Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Based on average daily shares outstanding.
b
Represents the impact of Fund’s rights offering of 10,250,000 common shares in February 2022 as a subscription price per share based on a formula.
c
Represents the impact of Fund’s rights offering of 7,534,709 common shares in October 2018 as a subscription price per share based on a formula.
d
Based on the last sale on the NYSE American.
e
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Based on income and expenses applicable to both common and preferred shares.
h
Benefit of expense reduction rounds to less than 0.01%.
i
See Note 1(d) regarding mortgage dollar rolls.
j
Effective August 15, 2018, the Fund began participating in a credit facility.

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited), June 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.3%
Ground Transportation 0.0%
†
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 522,133 $ 52,598
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 24,950 3,568
Independent Power and Renewable Electricity Producers 1.1%
b
Talen Energy Corp. .................................... United States 41,217 2,067,032
b
Talen Energy Corp. .................................... United States 20,338 1,019,951
3,086,983
Metals & Mining 0.1%
b
Petra Diamonds Ltd. ................................... South Africa 331,401 283,097
Oil, Gas & Consumable Fuels 0.1%
b
Amplify Energy Corp. .................................. United States 281 1,903
Birch Permian Holdings, Inc. ............................. United States 20,307 304,605
California Resources Corp. .............................. United States 42 1,902
308,410
Total Common Stocks (Cost $2,330,751) .......................................
3,734,656
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 59,089 1,477
b
Total Preferred Stocks (Cost $79,741) ..........................................
1,477
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
b
California Resources Corp., 10/27/24 ...................... United States 96 1,139
Total Warrants (Cost $–) ......................................................
1,139
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
c,d,e,f
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 37,394 3,683
Total Convertible Bonds (Cost $10,324) ........................................
3,683
Corporate Bonds 42.0%
Aerospace & Defense 0.3%
f,g
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 900,000 896,411
Automobile Components 1.1%
f,g
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 700,000 711,675
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 400,000 404,796
f,g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 1,300,000 1,062,132
g
Goodyear Tire & Rubber Co. (The) , Senior Note , 9.5% , 5/31/25 ... United States 1,000,000 1,023,472
3,202,075

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles 0.4%
f,g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,300,000 $ 1,110,633
Banks 0.5%
e,g
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 7/31/23, FRN
thereafter , Perpetual ................................. United States 1,500,000 1,504,830
Beverages 0.2%
f,g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 600,555
Biotechnology 0.2%
f
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 524,515
Broadline Retail 0.5%
f,g
Macy's Retail Holdings LLC , Senior Bond , 144A, 6.125% , 3/15/32 . United States 600,000 525,711
h
Nordstrom, Inc. , Senior Bond , 4% , 3/15/27 .................. United States 1,000,000 891,035
1,416,746
Building Products 1.3%
f,g
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 500,000 473,159
f,g
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 1,000,000 791,645
f,g
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 473,862
f,g
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 1,100,000 1,091,750
f,g
Oscar AcquisitionCo LLC / Oscar Finance, Inc. , Senior Note , 144A,
9.5% , 4/15/30 ...................................... United States 1,000,000 919,900
3,750,316
Capital Markets 0.2%
f,g
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 500,000 430,749
Chemicals 2.2%
c,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 158,503 118,437
f,g
ASP Unifrax Holdings, Inc. , Senior Secured Note , 144A, 5.25% ,
9/30/28 ........................................... United States 200,000 144,623
f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 300,000 194,606
g
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 ....... United States 1,000,000 993,970
f,g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 600,000 511,482
f,g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 300,000 262,035
f,h
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,382,311
f
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 872,765
c,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 200,000 133,000
f,g
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 1,000,000 971,600
f,h
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 1,000,000 767,470
6,352,299
Commercial Services & Supplies 0.9%
f,g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 800,000 695,438
f,g
Enviri Corp. , Senior Note , 144A, 5.75% , 7/31/27 .............. United States 1,400,000 1,220,254

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
f,g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 $ 529,774
2,445,466
Construction & Engineering 0.6%
f,g
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 269,110
f,g
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 738,696
f,g
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 800,000 721,152
1,728,958
Consumer Finance 1.3%
f,g
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 .......... Ireland 700,000 701,046
g
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 ............ United States 1,000,000 1,009,350
f,g
PRA Group, Inc. ,
Senior Note, 144A, 8.375%, 2/01/28 ..................... United States 600,000 544,125
Senior Note, 144A, 5%, 10/01/29 ....................... United States 300,000 227,397
f,g
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 1,400,000 1,234,111
3,716,029
Containers & Packaging 2.7%
f,g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 1,500,000 1,189,663
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
h
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 509,032
g
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 600,000 587,559
g
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 500,000 485,033
f,g
LABL, Inc. , Senior Secured Note , 144A, 9.5% , 11/01/28 ........ United States 300,000 305,591
f,g
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 1,500,000 1,386,265
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 1,200,000 1,193,506
f,h
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 6.625% ,
5/13/27 ........................................... United States 375,000 371,791
f,g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 300,000 260,106
f,h
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 1,200,000 1,062,589
f,g
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 400,000 385,535
7,736,670
Distributors 0.3%
f,g
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 500,000 519,338
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 300,000 302,751
822,089
Diversified Consumer Services 0.4%
h
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ...... United States 1,300,000 1,180,400
Diversified REITs 0.7%
f,g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 587,696
f,g
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 900,000 693,222

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
f,g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 $ 642,765
1,923,683
Diversified Telecommunication Services 0.7%
f
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 300,000 146,618
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 1,700,000 1,031,364
f,g
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Note ,
144A, 6.375% , 9/01/29 ................................ United States 1,000,000 943,244
2,121,226
Electric Utilities 0.6%
f
Vistra Operations Co. LLC ,
g
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 1,300,000 1,247,190
h
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 400,000 350,743
1,597,933
Electrical Equipment 0.7%
f,g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 891,184
f,g
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 1,300,000 1,172,462
2,063,646
Electronic Equipment, Instruments & Components 0.1%
f,g
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 425,505
Energy Equipment & Services 1.7%
f
CSI Compressco LP / CSI Compressco Finance, Inc. ,
c
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 1,058,831 904,041
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 325,000 311,652
f,g
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ........ Canada 900,000 876,541
f,g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 1,000,000 934,715
f,g
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ..................................... United States 300,000 306,660
f,g
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .... United States 800,000 812,876
f,g
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 United States 700,000 711,324
4,857,809
Entertainment 0.7%
f,g
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 2,000,000 1,962,250
Financial Services 0.5%
f,g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 1,200,000 976,509
f,g
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 400,000 381,051
1,357,560
Food Products 0.5%
g
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 1,000,000 956,090
Senior Note, 5.25%, 9/15/27 ........................... United States 400,000 348,056
1,304,146
Ground Transportation 0.5%
f,g
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .... United States 800,000 777,578

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
f,g
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 900,000 $ 763,434
1,541,012
Health Care Equipment & Supplies 0.4%
f,g
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 400,000 431,242
f,g
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 500,000 434,365
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 400,000 348,003
1,213,610
Health Care Providers & Services 1.5%
f
CHS/Community Health Systems, Inc. ,
h
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000 298,428
g
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 400,000 352,881
f,g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 700,000 601,711
f,g
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 . United States 1,000,000 1,025,220
f,h
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,100,000 829,268
Tenet Healthcare Corp. ,
Senior Secured Note, 4.875%, 1/01/26 ................... United States 500,000 487,497
g
Senior Secured Note, 6.125%, 6/15/30 ................... United States 700,000 690,865
4,285,870
Hotel & Resort REITs 0.1%
f,g
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
7.25% , 7/15/28 ..................................... United States 300,000 303,339
Hotels, Restaurants & Leisure 4.1%
a,d,f
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,500,000 —
f
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 800,000 813,208
f,g
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 300,000 270,618
f,g
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 400,000 392,130
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 1,382,272
f,g
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 400,000 437,869
f,g
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 613,662
f,g
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 1,300,000 1,107,622
f,h
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 280,939
f,g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 500,000 369,438
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 500,000 379,215
f,g
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 500,000 474,524
Senior Note, 144A, 11.625%, 8/15/27 .................... United States 700,000 761,865
f,g
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 200,000 179,757
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,500,000 1,113,014
f,g
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 1,700,000 1,674,359
f,g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 1,500,000 1,492,263
11,742,755

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.5%
f,g
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 6.625%, 1/15/28 ..................... United States 500,000 $ 478,655
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 1,000,000 854,970
1,333,625
Independent Power and Renewable Electricity Producers 1.0%
f,g
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 1,500,000 1,340,673
f,g
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 400,000 326,225
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 300,000 277,071
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 200,000 166,154
f
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 892,126
3,002,249
Insurance 0.4%
f,g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 400,000 376,572
f,g
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 800,000 807,123
1,183,695
IT Services 0.9%
f,g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 700,000 587,178
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 467,555
g
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 176,245
f,g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 879,503
f,g
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 400,000 381,382
2,491,863
Machinery 1.0%
f,g
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ............. Canada 1,300,000 1,164,894
f,g
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ........................................... France 800,000 820,832
f,g
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 700,000 715,053
f,g
Titan Acquisition Ltd. / Titan Co-Borrower LLC , Senior Note , 144A,
7.75% , 4/15/26 ..................................... Canada 300,000 272,619
2,973,398
Media 2.0%
f,g
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 300,000 298,903
f,g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 300,000 235,869
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 400,000 296,453
g
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 500,000 465,604
f
Senior Note, 144A, 11.25%, 5/15/28 ..................... United States 700,000 679,640
d,f,g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 500,000 12,896
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 800,000 27,500
f,g
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 181,362
f,g
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 1,000,000 745,659

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
f,h
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 1,200,000 $ 1,054,543
f,g
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 500,000 405,388
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 404,442
f,g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 521,965
f,g
Univision Communications, Inc. , Senior Secured Note , 144A, 4.5% ,
5/01/29 ........................................... United States 400,000 344,105
5,674,329
Metals & Mining 0.6%
f,g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 511,120
c,f
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.033% , 3/08/26 .................................... South Africa 766,731 717,576
f,g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 504,610
1,733,306
Mortgage Real Estate Investment Trusts (REITs) 0.5%
f,g
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,500,000 1,171,314
f,g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 244,442
1,415,756
Oil, Gas & Consumable Fuels 4.5%
f,g
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 166,000 168,589
f,g
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 900,000 862,552
Cheniere Energy Partners LP ,
g
Senior Note, 4.5%, 10/01/29 ........................... United States 900,000 826,791
h
Senior Note, 4%, 3/01/31 ............................. United States 500,000 440,795
g
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 .......... United States 600,000 560,872
f,g
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 500,000 487,951
f,g
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ..................... United States 700,000 708,785
Senior Note, 144A, 8.75%, 7/01/31 ...................... United States 700,000 710,535
f
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
h
Senior Note, 144A, 6%, 2/01/29 ........................ United States 1,000,000 934,765
g
Senior Note, 144A, 8%, 4/01/29 ........................ United States 500,000 507,273
f,g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 281,346
f,g
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 800,000 783,272
f,g
EnLink Midstream LLC , Senior Note , 144A, 6.5% , 9/01/30 ....... United States 800,000 799,917
f,g
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 101,054
f,g
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 500,000 460,259
f,g
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 5.75% ,
2/01/29 ........................................... United States 500,000 453,239
f,g
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 600,000 570,897
f,g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ..................... United States 1,800,000 1,738,278
a,d,f,g
Murray Energy Corp. , Secured Note , 144A, 12% , 4/15/24 ....... United States 606,187 —
f,g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 258,413
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 262,353
f,g
Venture Global LNG, Inc. ,
Senior Secured Note, 144A, 8.125%, 6/01/28 .............. United States 600,000 610,053

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
f,g
Venture Global LNG, Inc., (continued)
Senior Secured Note, 144A, 8.375%, 6/01/31 .............. United States 500,000 $ 504,754
13,032,743
Paper & Forest Products 0.1%
f
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 262,091
Passenger Airlines 0.5%
f,g
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 1,000,000 991,590
f,g
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 100,000 95,101
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 300,000 273,620
1,360,311
Pharmaceuticals 1.1%
f,g
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 327,000 328,195
f
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 115,000 69,000
g
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 581,000 414,137
d,f,g
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 492,000 30,135
Senior Note, 144A, 6%, 6/30/28 ........................ United States 613,000 32,182
d,f
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 500,000 370,498
f,g
Kevlar SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ......... Italy 1,000,000 857,500
d,f,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 203,000 150,304
g
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
4.75% , 5/09/27 ..................................... Israel 900,000 833,690
3,085,641
Real Estate Management & Development 0.5%
f,g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 1,000,000 904,105
f,g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 460,003
1,364,108
Software 1.0%
f,g
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 700,000 660,058
f,h
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 1,300,000 1,131,725
f,g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,300,000 1,096,035
2,887,818
Specialized REITs 0.3%
f,g
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ........... United States 1,000,000 1,002,762
Specialty Retail 0.7%
f,g
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ..................................... United States 800,000 828,024
f,g
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 700,000 495,353
f
Michaels Cos., Inc. (The) ,
h
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 600,000 405,000
g
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 242,691
d,i
Party City Holdings, Inc. , Senior Secured Note , FRN , 10.27% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 239,415 26,336
1,997,404

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.1%
f,g
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 400,000 $ 403,506
Trading Companies & Distributors 0.4%
f,g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,200,000 1,040,256
Total Corporate Bonds (Cost $137,209,587) .....................................
120,363,946
j
Senior Floating Rate Interests 39.7%
k
Aerospace & Defense 0.7%
c
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 1,099,372 984,625
Cobham Ultra SeniorCo SARL , Term Loan, B , 8.56% , ( 6-month USD
LIBOR + 3.5% ), 8/03/29 ............................... Luxembourg 333,060 327,856
Vertex Aerospace Services Corp. , First Lien, Initial Term Loan ,
8.952% , ( 1-month SOFR + 3.75% ), 12/06/28 ............... United States 547,977 548,550
1,861,031
a a a a a a
k
Air Freight & Logistics 0.6%
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 , 9.477% ,
( 6-month SOFR + 4.178% ), 3/24/26 ...................... United States 1,307,032 1,306,450
Rand Parent LLC , First Lien, CME Term Loan, B , 9.492% , ( 3-month
SOFR + 4.25% ), 3/17/30 .............................. United States 360,986 341,132
1,647,582
a a a a a a
k
Automobile Components 1.2%
Adient US LLC , CME Term Loan, B1 , 8.467% , ( 1-month SOFR +
3.25% ), 4/10/28 ..................................... United States 473,468 474,060
DexKo Global, Inc. , First Lien, Closing Date Term Loan , 9.253% ,
( 3-month SOFR + 3.75% ), 10/04/28 ...................... United States 474,760 454,582
First Brands Group LLC ,
2022-II Incremental CME Term Loan, 10.246%, (6-month SOFR +
5%), 3/30/27 ....................................... United States 749,000 734,020
First Lien, 2021 CME Term Loan, 10.252%, (6-month SOFR + 5%),
3/30/27 ........................................... United States 1,214,064 1,191,683
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
9.702% , ( 1-month SOFR + 4.5% ), 11/09/27 ................ United States 537,403 519,937
3,374,282
a a a a a a
Automobiles 0.4%
k
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
8.952% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 1,135,380 1,027,167
k
Beverages 0.3%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 8.76% ,
( 3-month SOFR + 3.5% ), 4/05/28 ........................ United States 469,048 309,571
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 8.659% ,
( 3-month SOFR + 3.5% ), 3/31/28 ........................ United States 566,354 548,922
858,493
a a a a a a
k
Capital Markets 1.4%
Citadel Securities LP , CME Term Loan, B1 , 8.268% , ( 1-month SOFR
+ 3% ), 2/02/28 ...................................... United States 318,400 318,968
Deerfield Dakota Holding LLC , First Lien, Initial Dollar CME Term
Loan , 8.992% , ( 3-month SOFR + 3.75% ), 4/09/27 ........... United States 570,864 555,471
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 8.904% , ( 1-month USD LIBOR + 3.75% ), 4/07/28 ... United States 978,600 955,911

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Capital Markets (continued)
Jane Street Group LLC , Dollar Term Loan , 7.967% , ( 1-month SOFR
+ 2.75% ), 1/26/28 ................................... United States 537,591 $ 536,874
Osmosis Buyer Ltd. , 2022 Refinancing CME Term Loan, B , 8.896% ,
( 1-month SOFR + 3.75% ), 7/31/28 ....................... United Kingdom 1,060,714 1,042,682
Russell Investments US Institutional Holdco, Inc. , 2025 CME Term
Loan , 8.753% , ( 1-month SOFR + 3.5% ), 5/30/25 ............ United States 578,546 541,230
3,951,136
a a a a a a
k
Chemicals 2.6%
CPC Acquisition Corp. , First Lien, Initial Term Loan , 9.253% ,
( 3-month SOFR + 3.75% ), 12/29/27 ...................... United States 688,266 525,147
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan , 8.443% ,
( 1-month USD LIBOR + 3.25% ), 3/16/25 .................. United States 178,331 177,918
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 9.779%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 990,000 936,941
Second Lien, Initial CME Term Loan, 12.627%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 279,070 231,163
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 7.967% ,
( 1-month SOFR + 2.75% ), 1/29/26 ....................... United Kingdom 917,933 917,129
INEOS US Finance LLC , 2027-II Dollar CME Term Loan , 9.003% ,
( 1-month SOFR + 3.75% ), 11/08/27 ...................... Luxembourg 320,000 319,312
LSF11 A5 Holdco LLC , CME Term Loan , 8.717% , ( 1-month SOFR +
3.5% ), 10/15/28 ..................................... United States 622,885 615,002
Lummus Technology Holdings V LLC , 2021 Refinancing Term Loan,
B , 8.717% , ( 1-month SOFR + 3.5% ), 6/30/27 ............... United States 915,822 909,284
Nouryon Finance BV ,
2023 CME Term Loan, 8.99%, (3-month SOFR + 4%), 4/03/28 .. Netherlands 273,438 272,184
Extended Dollar CME Term Loan, 9.318%, (3-month SOFR + 4%),
4/03/28 ........................................... Netherlands 380,952 378,095
PMHC II, Inc. , Initial CME Term Loan, B , 9.304% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 1,191,000 1,053,219
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
9.154% , ( 1-month SOFR + 4% ), 3/16/27 .................. United States 1,189,967 1,174,254
7,509,648
a a a a a a
k
Commercial Services & Supplies 2.5%
Allied Universal Holdco LLC ,
l
Amendment No. 3 CME Term Loan, 9.881%, (6-month SOFR +
4.75%), 5/12/28 ..................................... United States 250,000 244,793
Initial U.S. Dollar CME Term Loan, 8.952%, (1-month SOFR +
3.75%), 5/12/28 ..................................... United States 1,354,792 1,319,418
Amentum Government Services Holdings LLC , First Lien, CME Term
Loan, 3 , 9.147% , ( 1-month SOFR + 4% ), 2/15/29 ............ United States 1,055,484 1,034,375
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 9.242% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 702,086 690,238
Indicor LLC , First Lien, Initial Dollar CME Term Loan , 9.398% ,
( 3-month SOFR + 4.5% ), 11/22/29 ....................... United States 159,509 159,073
Madison IAQ LLC , Term Loan , 8.302% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 493,703 484,199
Pitney Bowes, Inc. , Refinancing CME Term Loan, B , 9.217% ,
( 1-month SOFR + 4% ), 3/17/28 ......................... United States 1,759,500 1,634,136
Prime Security Services Borrower LLC , First Lien, 2021 Refinancing
Term Loan, B1 , 7.943% , ( 1-month USD LIBOR + 2.75% ), 9/23/26 United States 395,949 396,331

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Commercial Services & Supplies (continued)
Spin Holdco, Inc. , Initial Term Loan , 9.23% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 1,270,750 $ 1,096,930
7,059,493
a a a a a a
k
Construction & Engineering 0.4%
Brown Group Holding LLC , Incremental CME Term Loan, B2 ,
8.778% , ( 1-month SOFR + 3.75%; 3-month SOFR + 3.75% ),
7/02/29 ........................................... United States 163,240 163,123
USIC Holdings, Inc. , First Lien, Initial Term Loan , 8.654% , ( 1-month
USD LIBOR + 3.5% ), 5/12/28 ........................... United States 664,034 631,387
Zekelman Industries, Inc. , 2020 Term Loan , 7.197% , ( 1-month SOFR
+ 2% ), 1/24/27 ...................................... United States 396,916 394,711
1,189,221
a a a a a a
k
Consumer Staples Distribution & Retail 0.1%
GNC Holdings, Inc. , Second Lien, Term Loan , 11.15% , ( 1-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 102,042 94,899
Shearer's Foods LLC , First Lien, Refinancing CME Term Loan ,
8.717% , ( 1-month SOFR + 3.5% ), 9/23/27 ................. United States 163,670 161,944
256,843
a a a a a a
k
Containers & Packaging 1.3%
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
8.967% , ( 1-month SOFR + 3.75% ), 12/01/27 ............... United States 1,096,024 1,088,834
Kleopatra Finco SARL , USD CME Term Loan, B , 10.104% , ( 6-month
SOFR + 4.725% ), 2/12/26 ............................. Luxembourg 1,606,382 1,537,107
Mauser Packaging Solutions Holding Co. , Initial CME Term Loan ,
9.16% , ( 1-month SOFR + 4% ), 8/14/26 ................... United States 1,200,000 1,198,080
3,824,021
a a a a a a
k
Diversified Consumer Services 0.6%
KUEHG Corp. , First Lien, CME Term Loan , 10.146% , ( 1-month
SOFR + 5% ), 5/23/30 ................................. United States 500,000 496,145
Pre-Paid Legal Services, Inc. , First Lien, Initial Term Loan , 8.943% ,
( 1-month USD LIBOR + 3.75% ), 12/15/28 ................. United States 696,609 688,120
Sedgwick Claims Management Services, Inc. , 2023 CME Term Loan ,
8.852% , ( 1-month SOFR + 3.75% ), 2/24/28 ................ United States 648,551 645,665
1,829,930
a a a a a a
k
Diversified Telecommunication Services 0.8%
Altice France SA , USD CME Term Loan, B14 , 10.486% , ( 3-month
SOFR + 5.5% ), 8/15/28 ............................... France 485,405 433,630
Global Tel*Link Corp. , First Lien, CME Term Loan , 9.452% , ( 1-month
SOFR + 4.25% ), 11/29/25 ............................. United States 1,909,809 1,766,573
2,200,203
a a a a a a
Electrical Equipment 0.1%
k
AZZ, Inc. , Initial CME Term Loan , 9.452% , ( 1-month SOFR + 4.25% ),
5/13/29 ........................................... United States 255,645 256,125
k
Entertainment 0.3%
Playtika Holding Corp. , Term Loan, B1 , 7.943% , ( 1-month SOFR +
2.75% ), 3/13/28 ..................................... United States 394,950 394,063

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Entertainment (continued)
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 7.95% , ( 1-month SOFR
+ 2.75% ), 5/18/25 ................................... United States 324,516 $ 324,289
718,352
a a a a a a
k
Financial Services 0.9%
Mercury Borrower, Inc. , First Lien, Initial Term Loan , 8.688% ,
( 1-month USD LIBOR + 3.5% ), 8/02/28 ................... United States 831,250 819,305
Red Planet Borrower LLC , Initial CME Term Loan , 8.952% , ( 1-month
SOFR + 3.75% ), 10/02/28 ............................. United States 275,362 233,771
Verscend Holding Corp. , Term Loan, B1 , 9.217% , ( 1-month SOFR +
4% ), 8/27/25 ....................................... United States 1,580,164 1,581,642
2,634,718
a a a a a a
k
Food Products 0.2%
B&G Foods, Inc. , Tranche Term Loan, B4 , 7.654% , ( 1-month SOFR
+ 2.5% ), 10/10/26 ................................... United States 327,936 322,095
Primary Products Finance LLC , CME Term Loan, B , 9.04% , ( 3-month
SOFR + 4% ), 4/01/29 ................................. United States 204,828 204,529
526,624
a a a a a a
k
Ground Transportation 0.2%
Avis Budget Car Rental LLC , CME Term Loan, C , 8.702% , ( 1-month
SOFR + 3.5% ), 3/16/29 ............................... United States 395,990 397,392
PECF USS Intermediate Holding III Corp. , Initial Term Loan , 9.523% ,
( 3-month USD LIBOR + 4.25% ), 12/15/28 ................. United States 373,456 307,774
705,166
a a a a a a
k
Health Care Equipment & Supplies 0.3%
Medline Borrower LP , Initial Dollar Term Loan , 8.352% , ( 1-month
SOFR + 3.25% ), 10/23/28 ............................. United States 297,739 294,668
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date Term Loan , 10.452% , ( 1-month SOFR +
5.25% ), 12/15/27 .................................... United States 582,460 567,898
862,566
a a a a a a
k
Health Care Providers & Services 3.3%
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 8.592%, (1-month
SOFR + 3.375%), 12/23/27 ............................ United States 763,502 720,556
Amendment No. 5 Incremental Term Loan, 8.967%, (1-month
SOFR + 3.75%), 12/23/27 ............................. United States 205,669 192,728
Aveanna Healthcare LLC , First Lien, 2021 Extended Term Loan ,
9.226% , ( 3-month USD LIBOR + 3.75% ), 7/17/28 ............ United States 918,621 788,485
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 10.396% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 466,473 457,960
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.459% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 146,876 146,491
eResearchTechnology, Inc. , First Lien, Initial CME Term Loan ,
9.717% , ( 1-month SOFR + 4.5% ), 2/04/27 ................. United States 648,547 625,361
FINThrive Software Intermediate Holdings, Inc. , First Lien, Initial
Term Loan , 9.193% , ( 1-month USD LIBOR + 4% ), 12/18/28 .... United States 626,606 535,748
Medical Solutions Holdings, Inc. , First Lien, Initial Term Loan ,
8.614% , ( 3-month SOFR + 3.25% ), 11/01/28 ............... United States 380,109 358,062
MPH Acquisition Holdings LLC , Initial Term Loan , 9.726% , ( 3-month
SOFR + 4.25% ), 9/01/28 .............................. United States 629,335 564,155

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Health Care Providers & Services (continued)
National Mentor Holdings, Inc. ,
First Lien, Initial CME Term Loan, 8.815%, (1-month SOFR +
3.75%; 3-month SOFR + 3.75%), 3/02/28 .................. United States 1,494,459 $ 1,137,194
First Lien, Initial Term Loan, C, 9.092%, (3-month SOFR + 3.75%),
3/02/28 ........................................... United States 48,018 36,539
Owens & Minor, Inc. , CME Term Loan, B1 , 8.785% , ( 1-month SOFR
+ 3.75%; 3-month SOFR + 3.75%; 6-month SOFR + 3.75% ),
3/29/29 ........................................... United States 141,332 141,508
Pacific Dental Services LLC , Term Loan , 8.704% , ( 1-month SOFR +
3.5% ), 5/05/28 ...................................... United States 92,301 92,157
Pathway Vet Alliance LLC , First Lien, 2021 Replacement Term Loan ,
8.943% , ( 1-month USD LIBOR + 3.75% ), 3/31/27 ............ United States 722,348 639,881
Phoenix Newco, Inc. , First Lien, Initial Term Loan , 8.404% , ( 1-month
SOFR + 3.25% ), 11/15/28 ............................. United States 255,484 253,823
Pluto Acquisition I, Inc. , First Lien, 2021 Term Loan , 9.476% ,
( 3-month SOFR + 4% ), 6/22/26 ......................... United States 543,226 446,804
Radiology Partners, Inc. , First Lien, CME Term Loan, B , 9.518% ,
( 1-month SOFR + 4.25% ), 7/09/25 ....................... United States 724,138 549,215
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 9.42% ,
( 1-month USD LIBOR + 4.25% ), 10/01/28 ................. United States 344,838 324,732
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 9.217% ,
( 1-month SOFR + 4% ), 10/22/26 ........................ United States 1,545,624 1,543,692
9,555,091
a a a a a a
Health Care Technology 0.6%
k
athenahealth Group, Inc. , Initial CME Term Loan , 8.589% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 1,763,248 1,701,535
k
Hotels, Restaurants & Leisure 1.7%
c
24 Hour Fitness Worldwide, Inc. , Tranche 1 Term Loan , 10.143% ,
PIK, ( 3-month USD LIBOR + 5% ), 12/29/25 ................ United States 1,225,999 154,510
Bally's Corp. , Term Loan, B , 8.396% , ( 1-month SOFR + 3.25% ),
10/02/28 .......................................... United States 788,000 771,614
Caesars Entertainment, Inc. , 2023 Incremental CME Term Loan, B ,
8.452% , ( 1-month SOFR + 3.25% ), 2/06/30 ................ United States 299,250 299,640
Fertitta Entertainment LLC , Initial CME Term Loan, B , 9.102% ,
( 1-month SOFR + 4% ), 1/27/29 ......................... United States 675,742 668,211
Flutter Entertainment plc , Third Amendment CME Term Loan, 2028
B , 8.753% , ( 3-month SOFR + 3.25% ), 7/22/28 .............. Ireland 140,184 140,606
Flynn Restaurant Group LP , First Lien, 2021 CME Term Loan ,
9.467% , ( 1-month SOFR + 4.25% ), 11/22/28 ............... United States 612,135 605,554
Hilton Grand Vacations Borrower LLC , Initial Term Loan , 8.217% ,
( 3-month SOFR + 3% ), 8/02/28 ......................... United States 667,892 666,759
IRB Holding Corp. , 2022 Replacement CME Term Loan, B , 8.202% ,
( 1-month SOFR + 3% ), 12/15/27 ........................ United States 350,020 348,051
Penn National Gaming, Inc. , CME Term Loan, B , 7.952% , ( 1-month
SOFR + 2.75% ), 5/03/29 .............................. United States 109,113 108,897
Raptor Acquisition Corp. , First Lien, Term Loan, B , 9.52% , ( 3-month
USD LIBOR + 4% ), 11/01/26 ........................... United States 545,339 544,202
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 8.421% , ( 3-month SOFR + 3.5% ), 4/04/29 ............ United States 503,378 498,030
Scientific Games International, Inc. , Initial CME Term Loan, B ,
8.248% , ( 1-month SOFR + 3% ), 4/14/29 .................. United States 161,163 161,201
4,967,275
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Household Durables 0.4%
Astro One Acquisition Corp. , First Lien, Term Loan, B , 10.663% ,
( 3-month USD LIBOR + 5.5% ), 9/15/28 ................... United States 689,500 $ 448,158
Hunter Douglas Holding BV , CME Term Loan, B1 , 8.666% , ( 3-month
SOFR + 3.5% ), 2/26/29 ............................... Netherlands 297,744 283,881
VC GB Holdings I Corp. , First Lien, Initial Term Loan , 8.476% ,
( 3-month USD LIBOR + 3% ), 7/21/28 ..................... United States 430,893 419,761
1,151,800
a a a a a a
Household Products 0.1%
k
Energizer Holdings, Inc. , 2020 Term Loan , 7.442% , ( 1-month SOFR
+ 2.25% ), 12/22/27 .................................. United States 202,140 201,383
Independent Power and Renewable Electricity Producers 0.0%
†
k
Talen Energy Supply LLC ,
Initial CME Term Loan, B, 9.59%, (3-month SOFR + 4.5%),
5/17/30 ........................................... United States 61,376 61,287
Initial CME Term Loan, C, 9.59%, (3-month SOFR + 4.5%),
5/17/30 ........................................... United States 49,735 49,663
110,950
a a a a a a
k
Insurance 1.5%
Acrisure LLC ,
First Lien, 2020 Term Loan, 8.693%, (1-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 777,889 757,124
First Lien, 2021-1 Additional Term Loan, 8.943%, (1-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 192,228 187,903
First Lien, 2021-2 Additional Term Loan, 9.443%, (1-month USD
LIBOR + 4.25%), 2/15/27 .............................. United States 172,203 169,118
Alliant Holdings Intermediate LLC ,
New CME Term Loan, B5, 8.647%, (1-month SOFR + 3.5%),
11/05/27 .......................................... United States 100,427 99,939
New Term Loan, B4, 8.65%, (1-month USD LIBOR + 3.5%),
11/05/27 .......................................... United States 492,613 490,325
AssuredPartners, Inc. ,
2020 CME Term Loan, 8.602%, (1-month SOFR + 3.5%), 2/12/27 United States 401,172 398,079
2021 Term Loan, 8.717%, (1-month SOFR + 3.5%), 2/12/27 .... United States 241,823 239,808
2022-2 CME Term Loan, 9.352%, (1-month SOFR + 4.25%),
2/12/27 ........................................... United States 261,184 261,063
Asurion LLC ,
New CME Term Loan, B10, 9.202%, (1-month SOFR + 4%),
8/19/28 ........................................... United States 397,000 376,777
Second Lien, New Term Loan, B3, 10.452%, (1-month SOFR +
5.25%), 1/31/28 ..................................... United States 32,665 27,918
Second Lien, New Term Loan, B4, 10.402%, (1-month SOFR +
5.25%), 1/20/29 ..................................... United States 1,085,259 913,169
HUB International Ltd. , 2022 Incremental CME Term Loan , 9.072% ,
( 3-month SOFR + 4% ), 11/10/29 ........................ United States 257,328 257,513
4,178,736
a a a a a a
k
IT Services 2.1%
Aventiv Technologies LLC , First Lien, Initial Term Loan , 10.038% ,
( 3-month USD LIBOR + 4.5% ), 11/01/24 .................. United States 1,911,507 1,724,600
Barracuda Parent LLC , First Lien, Initial CME Term Loan , 9.545% ,
( 3-month SOFR + 4.5% ), 8/15/29 ........................ United States 833,799 806,805
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 8.998% ,
( 3-month SOFR + 4% ), 10/01/27 ........................ United States 1,131,948 1,116,384

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
IT Services (continued)
Go Daddy Operating Co. LLC (GD Finance Co., Inc.) , Amendment
No. 6 CME Term Loan , 8.102% , ( 1-month SOFR + 3% ), 11/09/29 United States 157,937 $ 158,423
Knot Worldwide, Inc. (The) , First Lien, Amendment No. 3 CME Term
Loan , 9.556% , ( 1-month SOFR + 4.5%; 6-month SOFR + 4.5% ),
12/19/25 .......................................... United States 391,959 392,449
Peraton Corp. , First Lien, Term Loan, B , 8.952% , ( 1-month SOFR +
3.75% ), 2/01/28 ..................................... United States 1,433,395 1,411,127
Thrasio LLC , Initial Term Loan , 12.159% , ( 3-month SOFR + 7% ),
12/18/26 .......................................... United States 342,965 267,513
5,877,301
a a a a a a
k
Leisure Products 0.2%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 10.268% , ( 1-month SOFR + 5% ), 12/16/24 United States 293,615 284,561
Motion Acquisition Ltd. ,
Term Loan, B1, 8.788%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 316,140 313,869
Term Loan, B2, 8.788%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 45,070 44,746
643,176
a a a a a a
Life Sciences Tools & Services 0.1%
k
ICON plc ,
CME Term Loan, 7.753%, (3-month SOFR + 2.25%), 7/03/28 ... United States 335,863 336,283
U.S. CME Term Loan, 7.753%, (3-month SOFR + 2.25%), 7/03/28 United States 83,680 83,785
420,068
a a a a a a
k
Machinery 0.6%
ASP Blade Holdings, Inc. , Initial Term Loan , 9.217% , ( 1-month SOFR
+ 4% ), 10/13/28 ..................................... United States 546,413 476,901
Tiger Acquisition LLC , First Lien, Initial CME Term Loan , 8.452% ,
( 1-month SOFR + 3.25% ), 6/01/28 ....................... United States 534,694 525,224
TK Elevator Midco GmbH , USD Term Loan, B1 , 8.602% , ( 6-month
USD LIBOR + 3.5% ), 7/30/27 ........................... Germany 702,744 698,180
1,700,305
a a a a a a
k
Media 2.7%
Cengage Learning, Inc. , First Lien, Term Loan, B , 9.88% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 978,393 960,845
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 8.807% ,
( 3-month SOFR + 3.5% ), 8/21/26 ........................ United States 625,645 598,717
CSC Holdings LLC , March 2017 Refinancing Term Loan , 7.443% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 783,424 756,659
Gray Television, Inc. , Term Loan, D , 8.275% , ( 1-month SOFR + 3% ),
12/01/28 .......................................... United States 296,241 290,015
McGraw-Hill Education, Inc. , Initial CME Term Loan , 9.823% ,
( 1-month SOFR + 4.75%; 6-month SOFR + 4.75% ), 7/28/28 .... United States 993,429 933,823
MH Sub I LLC (Micro Holding Corp.) , First Lien, 2023 May
Incremental CME Term Loan , 9.352% , ( 1-month SOFR + 4.25% ),
5/03/28 ........................................... United States 1,092,919 1,050,022
Radiate Holdco LLC , Amendment No. 6 Term Loan, B , 8.477% ,
( 1-month SOFR + 3.25% ), 9/25/26 ....................... United States 1,757,584 1,471,317
Univision Communications, Inc. ,
First Lien, 2021 Replacement Converted Term Loan, 8.443%,
(1-month USD LIBOR + 3.25%), 3/15/26 .................. United States 963,471 956,761
First Lien, Initial Term Loan, B, 8.443%, (1-month USD LIBOR +
3.25%), 1/31/29 ..................................... United States 338,111 332,448

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Media (continued)
Virgin Media Bristol LLC , Term Loan, Q , 8.443% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 462,949 $ 461,625
7,812,232
a a a a a a
k
Passenger Airlines 1.5%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 10% , ( 3-month SOFR + 4.75% ), 4/20/28 .............. United States 724,129 740,553
Air Canada , Term Loan , 8.839% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 1,183,203 1,184,789
Kestrel Bidco, Inc. , Term Loan , 8.251% , ( 3-month SOFR + 3% ),
12/11/26 .......................................... Canada 1,326,605 1,290,216
United Airlines, Inc. , Term Loan, B , 9.292% , ( 3-month USD LIBOR +
3.75% ), 4/21/28 ..................................... United States 1,000,697 1,001,813
4,217,371
a a a a a a
k
Personal Care Products 0.7%
Conair Holdings LLC , First Lien, Initial Term Loan , 9.288% , ( 3-month
USD LIBOR + 3.75% ), 5/17/28 .......................... United States 661,708 625,727
Coty, Inc. , USD Term Loan, B , 7.503% , ( 1-month SOFR + 2.25% ),
4/07/25 ........................................... United States 419,477 420,998
Sunshine Luxembourg VII SARL , Term Loan, B3 , 9.092% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 834,218 831,094
1,877,819
a a a a a a
k
Pharmaceuticals 0.7%
Grifols Worldwide Operations Ltd. , Dollar Tranche Term Loan, B ,
7.414% , ( 3-month SOFR + 2% ), 11/15/27 .................. Spain 500,000 492,813
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 8.864% , ( 1-month
SOFR + 3.5% ), 5/05/28 ............................... United States 630,876 630,705
Organon & Co. , Dollar Term Loan , 8.25% , ( 1-month USD LIBOR +
3% ), 6/02/28 ....................................... United States 675,709 676,449
PetVet Care Centers LLC , First Lien, 2021 First Lien Replacement
Term Loan , 8.693% , ( 1-month SOFR + 3.5% ), 2/14/25 ........ United States 143,728 141,069
1,941,036
a a a a a a
k
Professional Services 0.4%
CCRR Parent, Inc. , First Lien, Initial Term Loan , 8.967% , ( 1-month
SOFR + 3.75% ), 3/06/28 .............................. United States 783,243 755,830
CHG Healthcare Services, Inc. , First Lien, Initial Term Loan , 8.404% ,
( 1-month SOFR + 3.25% ), 9/29/28 ....................... United States 424,308 422,769
1,178,599
a a a a a a
Semiconductors & Semiconductor Equipment 0.2%
k
MKS Instruments, Inc. , Initial Dollar CME Term Loan, B , 7.939% ,
( 1-month SOFR + 2.75% ), 8/17/29 ....................... United States 694,750 696,487
k
Software 5.0%
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 10.385% ,
( 3-month USD LIBOR + 5.25% ), 5/08/28 .................. United States 623,636 423,197
Central Parent, Inc. , Initial CME Term Loan, B , 9.492% , ( 3-month
SOFR + 4.25% ), 7/06/29 .............................. United States 255,857 255,440
Cloudera, Inc. ,
First Lien, Initial CME Term Loan, 8.952%, (1-month SOFR +
3.75%), 10/08/28 .................................... United States 374,545 366,470
Second Lien, Initial CME Term Loan, 11.253%, (1-month SOFR +
6%), 10/08/29 ...................................... United States 165,289 150,414

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Software (continued)
Cornerstone OnDemand, Inc. , First Lien, Initial Term Loan , 8.904% ,
( 1-month SOFR + 3.75% ), 10/16/28 ...................... United States 296,834 $ 277,356
DCert Buyer, Inc. , First Lien, Initial CME Term Loan , 9.264% ,
( 3-month SOFR + 4% ), 10/16/26 ........................ United States 1,712,016 1,699,980
ECI Macola/MAX Holding LLC , First Lien, Initial Term Loan , 9.253% ,
( 3-month SOFR + 3.75% ), 11/09/27 ...................... United States 618,884 613,280
Epicor Software Corp. , Term Loan, C , 8.467% , ( 1-month SOFR +
3.25% ), 7/30/27 ..................................... United States 655,513 648,263
Genesys Cloud Services Holdings I LLC , 2020 Initial Dollar CME
Term Loan , 9.025% , ( 1-month SOFR + 4% ), 12/01/27 ........ United States 961,230 959,942
GoTo Group, Inc. , First Lien, Initial Term Loan , 9.904% , ( 1-month
USD LIBOR + 4.75% ), 8/31/27 .......................... United States 1,616,556 1,019,328
Hyland Software, Inc. , First Lien, 2018 Refinancing Term Loan ,
8.693% , ( 1-month USD LIBOR + 3.5% ), 7/01/24 ............. United States 1,048,593 1,041,253
Idera, Inc. , First Lien, CME Term Loan, B1 , 9.01% , ( 1-month SOFR +
3.75% ), 3/02/28 ..................................... United States 1,168,462 1,140,466
IGT Holding IV AB , CME Term Loan, B2 , 8.462% , ( 1-month SOFR +
3.65% ), 3/31/28 ..................................... Sweden 520,186 516,284
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 9.42%,
(1-month SOFR + 4.25%), 12/01/27 ...................... United States 786,050 666,114
First Lien, First Amendment Term Loan, 9.191%, (1-month SOFR +
4%), 12/01/27 ...................................... United States 57,598 48,374
McAfee Corp. , CME Term Loan, B1 , 9.01% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 785,810 753,831
Mitchell International, Inc. , First Lien, Initial Term Loan , 8.943% ,
( 1-month USD LIBOR + 3.75% ), 10/15/28 ................. United States 679,886 666,078
Polaris Newco LLC , First Lien, Dollar Term Loan , 9.538% , ( 3-month
USD LIBOR + 4% ), 6/02/28 ............................ United States 1,415,018 1,306,529
Quest Software US Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.445% , ( 3-month SOFR + 4.25% ), 2/01/29 ................ United States 694,750 542,773
Sovos Compliance LLC , First Lien, Initial Term Loan , 9.717% ,
( 1-month SOFR + 4.5% ), 8/11/28 ........................ United States 625,674 605,284
UKG, Inc. , Second Lien, 2021 Incremental CME Term Loan ,
10.271% , ( 3-month SOFR + 5.25% ), 5/03/27 ............... United States 270,096 262,669
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien, Third
Amendment Term Loan , 9.505% , ( 3-month USD LIBOR + 4.25% ),
4/24/28 ........................................... United States 456,979 435,320
14,398,645
a a a a a a
k
Specialty Retail 2.1%
Evergreen AcqCo 1 LP , Initial CME Term Loan , 11.003% , ( 3-month
SOFR + 5.5% ), 4/26/28 ............................... United States 681,181 681,181
Great Outdoors Group LLC , Term Loan, B2 , 8.943% , ( 1-month
SOFR + 3.75% ), 3/06/28 .............................. United States 761,248 756,490
Michaels Cos., Inc. (The) , Term Loan, B , 9.753% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 1,000,092 888,582
Park River Holdings, Inc. , First Lien, Initial Term Loan , 8.522% ,
( 3-month SOFR + 3.25% ), 12/28/27 ...................... United States 649,110 624,142
PetSmart LLC , Initial CME Term Loan , 8.952% , ( 1-month SOFR +
3.75% ), 2/11/28 ..................................... United States 509,060 508,955
RealTruck Group, Inc. , Initial Term Loan , 8.967% , ( 1-month SOFR +
3.75% ), 1/31/28 ..................................... United States 798,147 754,113
SRS Distribution, Inc. ,
2021 Refinancing Term Loan, 8.693%, (1-month USD LIBOR +
3.5%), 6/02/28 ...................................... United States 523,132 509,439

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Specialty Retail (continued)
SRS Distribution, Inc., (continued)
2022 Refinancing CME Term Loan, 8.702%, (1-month SOFR +
3.5%), 6/02/28 ...................................... United States 23,565 $ 23,050
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 10.299% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 540,124 463,664
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 8.852% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 390,063 387,435
Woof Holdings, Inc. , First Lien, Initial Term Loan , 8.954% , ( 1-month
SOFR + 3.75% ), 12/21/27 ............................. United States 522,779 513,631
6,110,682
a a a a a a
Technology Hardware, Storage & Peripherals 0.3%
k
Magenta Buyer LLC , First Lien, Initial Term Loan , 10.03% , ( 3-month
USD LIBOR + 4.75% ), 7/27/28 .......................... United States 1,084,994 820,527
k
Textiles, Apparel & Luxury Goods 0.2%
Champ Acquisition Corp. , First Lien, Initial Term Loan , 10.71% ,
( 3-month USD LIBOR + 5.5% ), 12/19/25 .................. United States 412,678 413,246
Tory Burch LLC , Initial Term Loan, B , 8.654% , ( 1-month SOFR +
3.5% ), 4/16/28 ...................................... United States 211,815 204,750
617,996
a a a a a a
k
Transportation Infrastructure 0.4%
First Student Bidco, Inc. ,
Incremental CME Term Loan, B, 9.342%, (3-month SOFR + 4%),
7/21/28 ........................................... United States 372,137 365,394
Incremental CME Term Loan, C, 9.342%, (3-month SOFR + 4%),
7/21/28 ........................................... United States 25,974 25,503
Initial Term Loan, B, 8.143%, (3-month SOFR + 3%), 7/21/28 ... United States 353,136 342,542
Initial Term Loan, C, 8.143%, (3-month SOFR + 3%), 7/21/28 ... United States 132,366 128,395
LaserShip, Inc. , First Lien, Initial Term Loan , 9.693% , ( 1-month USD
LIBOR + 4.5% ), 5/07/28 ............................... United States 459,649 381,509
1,243,343
a a a a a a
Total Senior Floating Rate Interests (Cost $119,936,032) .........................
113,714,958
m
Marketplace Loans 23.5%
a
Financial Services 23.5%
a a a a a a
Total Marketplace Loans (Cost $73,119,694) ....................................
67,450,012
Asset-Backed Securities 14.0%
Capital Markets 0.0%
†
g,k
Merrill Lynch Mortgage Investors Trust , 2003-OPT1 , B2 , FRN ,
9.275% , ( 1-month USD LIBOR + 4.125% ), 7/25/34 . .......... United States 33,301 22,145
Commercial Services & Supplies 0.5%
f,k
KKR CLO 26 Ltd. , CR , 144A, FRN , 7.46% , ( 3-month USD LIBOR +
2.2% ), 10/15/34 . .................................... United States 1,500,000 1,418,710
Financial Services 13.5%
f,k
AMMC CLO 22 Ltd. , 2018-22A , C , 144A, FRN , 7.005% , ( 3-month
USD LIBOR + 1.75% ), 4/25/31 . ......................... United States 1,500,000 1,429,932
f,k
BlueMountain CLO XXV Ltd. , 2019-25A , CR , 144A, FRN , 7.51% ,
( 3-month USD LIBOR + 2.25% ), 7/15/36 . .................. United States 1,500,000 1,415,676
f,k
BlueMountain CLO XXVI Ltd. , 2019-26A , CR , 144A, FRN , 7.45% ,
( 3-month USD LIBOR + 2.2% ), 10/20/34 . .................. United States 2,000,000 1,911,587

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
f,k
BlueMountain CLO XXXI Ltd. , 2021-31A , D , 144A, FRN , 8.265% ,
( 3-month USD LIBOR + 3% ), 4/19/34 . .................... United States 1,000,000 $ 904,918
f,k
BlueMountain CLO XXXV Ltd. , 2022-35A , D , 144A, FRN , 9.071% ,
( 3-month SOFR + 4% ), 7/22/35 . ......................... United States 1,500,000 1,428,609
f,k
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, CR2, 144A, FRN, 7.06%, (3-month USD LIBOR + 1.8%),
4/17/31 ........................................... United States 1,500,000 1,428,621
h
2014-1A, DR, 144A, FRN, 7.86%, (3-month USD LIBOR + 2.6%),
4/17/31 ........................................... United States 2,300,000 2,077,951
f,k
Carlyle US CLO Ltd. ,
2017-4A, C, 144A, FRN, 8.06%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 1,000,000 913,030
2019-1A, BR, 144A, FRN, 7.45%, (3-month USD LIBOR + 2.2%),
4/20/31 ........................................... United States 1,500,000 1,446,276
f,n
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 15.382%, 12/15/43 ............... United States 5,449 5,009
2019-26, PT, 144A, FRN, 20.525%, 8/15/44 ................ United States 60,320 56,814
2019-31, PT, 144A, FRN, 20.489%, 9/15/44 ................ United States 52,529 48,825
2019-37, PT, 144A, FRN, 20.45%, 10/17/44 ................ United States 62,933 59,740
2019-42, PT, 144A, FRN, 20.491%, 11/15/44 ............... United States 57,159 53,646
2019-51, PT, 144A, FRN, 16.927%, 1/15/45 ................ United States 67,191 63,164
2019-52, PT, 144A, FRN, 14.755%, 1/15/45 ................ United States 70,782 66,729
2019-S1, PT, 144A, FRN, 12.195%, 4/15/44 ................ United States 18,230 17,491
2019-S2, PT, 144A, FRN, 12.237%, 5/16/44 ................ United States 17,690 16,211
2019-S3, PT, 144A, FRN, 12.941%, 6/15/44 ................ United States 60,724 56,511
2019-S4, PT, 144A, FRN, 13.451%, 8/15/44 ................ United States 40,923 39,270
2019-S5, PT, 144A, FRN, 13.452%, 9/15/44 ................ United States 40,195 37,718
2019-S6, PT, 144A, FRN, 12.722%, 10/17/44 ............... United States 49,896 46,311
2019-S7, PT, 144A, FRN, 11.291%, 12/15/44 ............... United States 33,967 31,513
2019-S8, PT, 144A, FRN, 11.867%, 1/15/45 ................ United States 36,525 33,854
2020-2, PT, 144A, FRN, 15.074%, 3/15/45 ................. United States 69,245 65,280
2020-7, PT, 144A, FRN, 17.661%, 4/17/45 ................. United States 38,026 35,185
f,h,k
Dryden 38 Senior Loan Fund , 2015-38A , DR , 144A, FRN , 8.26% ,
( 3-month USD LIBOR + 3% ), 7/15/30 . .................... United States 2,500,000 2,299,020
f,k
Dryden 42 Senior Loan Fund ,
h
2016-42A, CR, 144A, FRN, 7.31%, (3-month USD LIBOR +
2.05%), 7/15/30 ..................................... United States 2,400,000 2,319,782
2016-42A, DR, 144A, FRN, 8.19%, (3-month USD LIBOR +
2.93%), 7/15/30 ..................................... United States 1,000,000 900,449
f,h,k
Dryden 58 CLO Ltd. , 2018-58A , C , 144A, FRN , 7.06% , ( 3-month
USD LIBOR + 1.8% ), 7/17/31 . .......................... United States 3,000,000 2,874,513
f,k
KKR CLO 20 Ltd. , C , 144A, FRN , 7.21% , ( 3-month USD LIBOR +
1.95% ), 10/16/30 . ................................... United States 1,000,000 966,952
f,k
Madison Park Funding XXXI Ltd. , 2018-31A , D , 144A, FRN , 8.273% ,
( 3-month USD LIBOR + 3% ), 1/23/31 . .................... United States 1,250,000 1,206,454
f,k
Magnetite XXII Ltd. , 2019-22A , DR , 144A, FRN , 8.36% , ( 3-month
USD LIBOR + 3.1% ), 4/15/31 . .......................... United States 1,000,000 968,153
g,k
Morgan Stanley ABS Capital I, Inc. Trust , 2003-NC10 , B1 , FRN ,
10.1% , ( 1-month USD LIBOR + 4.95% ), 10/25/33 . ........... United States 177,805 189,142
f,k
Newark BSL CLO 1 Ltd. , 2016-1A , CR , 144A, FRN , 8.34% , ( 3-month
SOFR + 3.262% ), 12/21/29 . ............................ United States 1,000,000 941,083
f,k
Octagon Investment Partners 32 Ltd. , 2017-1A , CR , 144A, FRN ,
7.31% , ( 3-month USD LIBOR + 2.05% ), 7/15/29 . ............ United States 1,500,000 1,445,538
f,h,k
Octagon Investment Partners XXII Ltd. , 2014-1A , CRR , 144A, FRN ,
7.173% , ( 3-month USD LIBOR + 1.9% ), 1/22/30 . ............ United States 6,050,000 5,752,595
f,k
OHA Credit Funding 9 Ltd. , 2021-9A , D , 144A, FRN , 8.215% ,
( 3-month USD LIBOR + 2.95% ), 7/19/35 . .................. United States 1,500,000 1,433,869

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
f,n
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 15.575%, 3/15/26 ................ United States 35,113 $ 34,059
2020-PT2, A, 144A, FRN, 19.873%, 4/15/26 ................ United States 42,183 40,216
2020-PT3, A, 144A, FRN, 9.523%, 5/15/26 ................. United States 12,201 11,296
g,k
Structured Asset Investment Loan Trust , 2003-BC2 , M3 , FRN ,
10.025% , ( 1-month USD LIBOR + 4.875% ), 4/25/33 . ......... United States 13,987 15,280
f,n
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
16.663% , 2/15/26 . ................................... United States 36,547 35,661
f,k
Voya CLO Ltd. ,
h
2014-1A, BR2, 144A, FRN, 7.143%, (3-month SOFR + 2.162%),
4/18/31 ........................................... United States 1,300,000 1,230,058
2014-1A, CR2, 144A, FRN, 8.043%, (3-month SOFR + 3.062%),
4/18/31 ........................................... United States 500,000 434,439
h
2016-3A, CR, 144A, FRN, 8.512%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 2,000,000 1,740,720
38,529,150
a a a a a a
Total Asset-Backed Securities (Cost $41,582,922) ...............................
39,970,005
Commercial Mortgage-Backed Securities 1.0%
Financial Services 1.0%
h
Citigroup Commercial Mortgage Trust , 2015-GC27 , A5 , 3.137% ,
2/10/48 ........................................... United States 1,520,000 1,449,684
n
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 194,980 120,595
h
JPMBB Commercial Mortgage Securities Trust , 2015-C28 , A4 ,
3.227% , 10/15/48 .................................... United States 1,410,000 1,330,393
2,900,672
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,164,689) .................
2,900,672
Mortgage-Backed Securities 14.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.9%
g
FHLMC Gold Pool, 15 Year, 5%, 12/01/23 ................... United States 755 752
g
FHLMC Gold Pool, 20 Year, 6.5%, 8/01/27 .................. United States 54,746 55,996
g
FHLMC Gold Pool, 30 Year, 3.5%, 3/01/45 .................. United States 9,337 8,703
g
FHLMC Gold Pool, 30 Year, 3.5%, 12/01/48 ................. United States 1,716,651 1,590,657
g
FHLMC Gold Pool, 30 Year, 4%, 5/01/48 .................... United States 1,236,812 1,184,370
g
FHLMC Gold Pool, 30 Year, 6%, 7/01/28 - 11/01/36 ............ United States 190,464 195,336
g
FHLMC Gold Pool, 30 Year, 6.5%, 3/01/38 .................. United States 5,757 5,906
g
FHLMC Gold Pool, 30 Year, 7%, 9/01/27 .................... United States 17,481 17,491
g
FHLMC Gold Pool, 30 Year, 8.5%, 7/01/31 .................. United States 62,397 64,594
g
FHLMC Pool, 15 Year, 2.5%, 9/01/35 ....................... United States 2,632,559 2,405,165
5,528,970
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 4.665% - 6.975%, (6-month USD LIBOR +/- MBS Margin),
6/01/32 - 7/01/34 .................................... United States 50,276 50,023
50,023
Federal National Mortgage Association (FNMA) Fixed Rate 11.9%
FNMA, 3.5%, 7/01/56 .................................. United States 385,539 353,761
g
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 852,882 761,244
g
FNMA, 15 Year, 3%, 8/01/27 ............................. United States 2,996 2,876
g
FNMA, 15 Year, 3.5%, 1/01/26 ........................... United States 3,724 3,636
g
FNMA, 20 Year, 4.5%, 5/01/24 - 9/01/29 .................... United States 13,299 13,062
g
FNMA, 30 Year, 2.5%, 9/01/50 ........................... United States 3,953,513 3,386,142

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
g
FNMA, 30 Year, 3%, 10/01/50 ............................ United States 2,583,629 $ 2,289,260
g
FNMA, 30 Year, 3.5%, 1/01/45 - 6/01/45 .................... United States 404,234 376,961
g
FNMA, 30 Year, 4%, 10/01/47 ............................ United States 1,852,686 1,767,738
g
FNMA, 30 Year, 4%, 11/01/44 - 1/01/48 ..................... United States 564,343 539,075
g
FNMA, 30 Year, 4.5%, 3/01/44 ........................... United States 603 585
g
FNMA, 30 Year, 5%, 5/01/38 - 7/01/39 ...................... United States 140,875 141,969
g
FNMA, 30 Year, 5.5%, 6/01/37 ........................... United States 112,036 115,116
g
FNMA, 30 Year, 6%, 4/01/33 - 6/01/38 ...................... United States 281,082 291,655
g
FNMA, 30 Year, 6.5%, 8/01/32 ........................... United States 43,075 44,912
p
FNMA, Single-family, 30 Year, 5%, 7/25/53 .................. United States 12,138,000 11,894,292
p
FNMA, Single-family, 30 Year, 5.5%, 7/25/53 ................. United States 12,136,000 12,078,164
34,060,448
Government National Mortgage Association (GNMA) Fixed Rate 0.3%
g
GNMA I, Single-family, 30 Year, 6.5%, 6/15/31 - 12/15/33 ........ United States 173,010 177,836
g
GNMA II, Single-family, 30 Year, 3.5%, 12/20/49 .............. United States 714,618 664,720
g
GNMA II, Single-family, 30 Year, 7%, 1/20/24 - 1/20/29 ......... United States 7,022 7,134
g
GNMA II, Single-family, 30 Year, 8%, 1/20/28 - 10/20/31 ........ United States 36,775 38,141
887,831
Total Mortgage-Backed Securities (Cost $42,964,002) ............................
40,527,272
Total Long Term Investments (Cost $420,397,742) ...............................
388,667,820
a
Short Term Investments 1.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.1%
q,r
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 3,126,767 3,126,767
Total Money Market Funds (Cost $3,126,767) ...................................
3,126,767
Total Short Term Investments (Cost $3,126,767 ) .................................
3,126,767
a
Total Investments (Cost $423,524,509) 136.7% ..................................
$391,794,587
Reverse Repurchase Agreements (9.8)% .......................................
(28,203,865)
s
Credit Facility (29.0)% ........................................................
(83,000,000)
Other Assets, less Liabilities 2.1% .............................................
6,051,948
Net Assets 100.0% ...........................................................
$286,642,670
Amount
Borrowed Payable
t
Reverse Repurchase Agreements (9.8)%
Counterparty UBS AG, 5.75%, 7/06/23 ..................... $ 939,000 $ (951,898)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 396,750 (402,200)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 1,007,500 (1,021,339)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 470,000 (476,456)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 209,250 (212,124)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 884,000 (896,143)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 386,250 (388,964)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 927,000 (939,733)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 822,500 (826,573)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 646,250 (655,127)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 328,125 (332,632)

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 151 .
a
a a
Amount
Borrowed
a
Payable
t
Reverse Repurchase Agreements
(continued)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... $ 311,000 $ (315,272)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 1,151,250 (1,167,064)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 727,500 (737,493)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 354,750 (359,623)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 383,125 (388,388)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 248,750 (252,167)
Counterparty UBS AG, 5.75%, 7/06/23 ..................... 709,500 (719,246)
Counterparty UBS AG, 5.813%, 7/06/23 .................... 1,309,860 (1,328,050)
Counterparty UBS AG, 5.813%, 7/06/23 .................... 1,211,895 (1,228,724)
Counterparty UBS AG, 6.2%, 7/06/23 ...................... 2,240,160 (2,273,339)
Counterparty UBS AG, 6.2%, 7/06/23 ...................... 4,533,628 (4,600,776)
Counterparty UBS AG, 6.2%, 7/06/23 ...................... 994,611 (1,009,342)
Counterparty UBS AG, 6.2%, 7/06/23 ...................... 1,908,420 (1,936,686)
Counterparty UBS AG, 6.45%, 7/06/23 ..................... 1,825,200 (1,853,323)
Counterparty UBS AG, 6.45%, 7/06/23 ..................... 1,288,480 (1,308,333)
Counterparty UBS AG, 6.45%, 7/06/23 ..................... 1,598,224 (1,622,850)
Total Reverse Repurchase Agreements (Proceeds $27,812,978) ...................
$(28,203,865)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
Income may be received in additional securities and/or cash.
d
See Note 9 regarding credit risk and defaulted securities.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $147,386,381, representing 51.4% of net assets.
g
A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
h
A portion or all of the security is designated as collateral for reverse repurchase agreements.
i
The coupon rate shown represents the rate at period end.
j
See Note 1(e) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
m
See Note 1(f) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
p
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
q
See Note 5(c) regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
See Note 3 regarding credit facility.
t
See Note 4 regarding reverse repurchase agreements.

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited), June 30, 2023
Franklin Limited Duration Income Trust
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2023, the Fund had the following marketplace loans outstanding. See Note 1(f).
Description
Principal
Amount Value
Marketplace Loans - 23.5%
Block, Inc.
5989835.SQ.FTS.B, Zero Cpn, 4/13/24 ... $ 3,773 $ 3,434
5989942.SQ.FTS.B, Zero Cpn, 4/13/24 ... 15,130 10,616
5990282.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,045 2,000
5990355.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,501 4,341
5990519.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,613 3,804
5990664.SQ.FTS.B, Zero Cpn, 4/13/24 ... 5,334 5,189
5990790.SQ.FTS.B, Zero Cpn, 4/13/24 ... 16 16
5990845.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,257 1,184
5992122.SQ.FTS.B, Zero Cpn, 4/13/24 ... 111 110
5992335.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,447 3,373
5993174.SQ.FTS.B, Zero Cpn, 4/14/24 ... 12,413 11,177
5993445.SQ.FTS.B, Zero Cpn, 4/14/24 ... 466 460
5993484.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,745 4,634
5993663.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,418 1,766
5994040.SQ.FTS.B, Zero Cpn, 4/14/24 ... 7,877 6,636
5994215.SQ.FTS.B, Zero Cpn, 4/14/24 ... 971 922
5994801.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,445 1,397
5995717.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,719 1,687
5995749.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,226 4,097
5995818.SQ.FTS.B, Zero Cpn, 4/14/24 ... 424 416
5995981.SQ.FTS.B, Zero Cpn, 4/14/24 ... 8,267 8,196
5996345.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,045 718
5996474.SQ.FTS.B, Zero Cpn, 4/15/24 ... 17,017 8,065
5996605.SQ.FTS.B, Zero Cpn, 4/15/24 ... 4,571 4,361
5996697.SQ.FTS.B, Zero Cpn, 4/15/24 ... 243 241
5996762.SQ.FTS.B, Zero Cpn, 4/15/24 ... 2,178 707
5996857.SQ.FTS.B, Zero Cpn, 4/15/24 ... 809 713
5996866.SQ.FTS.B, Zero Cpn, 4/15/24 ... 3,003 2,953
5996979.SQ.FTS.B, Zero Cpn, 4/15/24 ... 2,643 2,602
5997164.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,384 2,339
5997200.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,782 1,876
5997223.SQ.FTS.B, Zero Cpn, 4/16/24 ... 933 410
5997238.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,457 1,441
5997286.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,227 1,187
5997335.SQ.FTS.B, Zero Cpn, 4/16/24 ... 3,146 3,078
5997475.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,296 2,208
5997495.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,659 2,624
5997540.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,467 1,427
5997562.SQ.FTS.B, Zero Cpn, 4/16/24 ... 4,245 3,858
5997611.SQ.FTS.B, Zero Cpn, 4/16/24 ... 3,270 1,085
5997646.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,652 2,438
5997689.SQ.FTS.B, Zero Cpn, 4/16/24 ... 775 271
5998026.SQ.FTS.B, Zero Cpn, 4/17/24 ... 6,063 5,825
5998297.SQ.FTS.B, Zero Cpn, 4/17/24 ... 386 368
5998437.SQ.FTS.B, Zero Cpn, 4/17/24 ... 927 898
5998517.SQ.FTS.B, Zero Cpn, 4/17/24 ... 5,011 4,691
5998620.SQ.FTS.B, Zero Cpn, 4/17/24 ... 11,556 8,584
6000119.SQ.FTS.B, Zero Cpn, 4/17/24 ... 161 149
6000301.SQ.FTS.B, Zero Cpn, 4/17/24 ... 3,546 3,096
6001495.SQ.FTS.B, Zero Cpn, 4/18/24 ... 4,133 3,884
6001577.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,158 958
6001892.SQ.FTS.B, Zero Cpn, 4/18/24 ... 5,715 4,079
6002018.SQ.FTS.B, Zero Cpn, 4/18/24 ... 4,859 4,542
6002293.SQ.FTS.B, Zero Cpn, 4/18/24 ... 6,484 5,036
6002739.SQ.FTS.B, Zero Cpn, 4/18/24 ... 8,086 7,726
6003779.SQ.FTS.B, Zero Cpn, 4/18/24 ... 3,576 2,331
Description
Principal
Amount Value
Block, Inc. (continued)
6003800.SQ.FTS.B, Zero Cpn, 4/18/24 ... $ 1,527 $ 1,481
6003889.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,139 1,419
6003901.SQ.FTS.B, Zero Cpn, 4/18/24 ... 3,334 2,559
6004110.SQ.FTS.B, Zero Cpn, 4/18/24 ... 3,592 3,527
6004196.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,617 1,399
6004380.SQ.FTS.B, Zero Cpn, 4/18/24 ... 896 882
6004440.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,108 221
6004498.SQ.FTS.B, Zero Cpn, 4/18/24 ... 730 727
6004621.SQ.FTS.B, Zero Cpn, 4/18/24 ... 3,922 3,517
6004668.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,597 2,483
6005257.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,790 2,513
6005475.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,112 1,985
6005567.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,324 1,292
6005673.SQ.FTS.B, Zero Cpn, 4/19/24 ... 146 141
6005793.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,341 1,180
6006509.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,455 2,340
6006918.SQ.FTS.B, Zero Cpn, 4/19/24 ... 407 405
6007026.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,905 3,746
6007122.SQ.FTS.B, Zero Cpn, 4/19/24 ... 30,842 28,734
6007505.SQ.FTS.B, Zero Cpn, 4/19/24 ... 9,577 9,362
6009425.SQ.FTS.B, Zero Cpn, 4/20/24 ... 667 654
6009477.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,666 6,606
6009777.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,059 2,369
6009819.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,715 1,635
6009872.SQ.FTS.B, Zero Cpn, 4/20/24 ... 8,310 7,979
6010183.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,254 1,170
6010369.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,604 2,369
6010623.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,796 6,399
6010855.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,472 2,391
6010907.SQ.FTS.B, Zero Cpn, 4/20/24 ... 27,211 24,720
6011390.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,038 1,374
6011596.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,146 1,137
6011745.SQ.FTS.B, Zero Cpn, 4/20/24 ... 197 196
6011775.SQ.FTS.B, Zero Cpn, 4/20/24 ... 9,235 9,015
6011902.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,964 1,902
6012006.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,125 2,034
6012017.SQ.FTS.B, Zero Cpn, 4/20/24 ... 22,474 16,016
6012540.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,266 2,128
6012594.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,410 1,388
6012758.SQ.FTS.B, Zero Cpn, 4/21/24 ... 804 767
6012834.SQ.FTS.B, Zero Cpn, 4/21/24 ... 59 57
6012848.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,247 2,202
6012911.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,149 852
6013492.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,277 1,900
6013648.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,455 1,025
6013691.SQ.FTS.B, Zero Cpn, 4/21/24 ... 5,960 5,174
6014070.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,167 562
6014090.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,030 1,713
6014131.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,851 1,562
6014217.SQ.FTS.B, Zero Cpn, 4/21/24 ... 534 529
6014389.SQ.FTS.B, Zero Cpn, 4/21/24 ... 262 250
6014484.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,079 1,084
6014505.SQ.FTS.B, Zero Cpn, 4/21/24 ... 9,046 8,962
6014890.SQ.FTS.B, Zero Cpn, 4/21/24 ... 9,174 6,482
6014950.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,150 1,528
6014983.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,211 1,189

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6015092.SQ.FTS.B, Zero Cpn, 4/21/24 ... $ 3,643 $ 2,467
6015300.SQ.FTS.B, Zero Cpn, 4/21/24 ... 8,262 7,569
6015468.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,107 2,718
6015679.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,447 2,121
6015930.SQ.FTS.B, Zero Cpn, 4/22/24 ... 699 572
6016033.SQ.FTS.B, Zero Cpn, 4/22/24 ... 953 888
6016137.SQ.FTS.B, Zero Cpn, 4/22/24 ... 408 373
6016148.SQ.FTS.B, Zero Cpn, 4/22/24 ... 5,838 4,650
6016195.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,367 2,310
6016228.SQ.FTS.B, Zero Cpn, 4/22/24 ... 856 836
6016244.SQ.FTS.B, Zero Cpn, 4/22/24 ... 3,990 3,887
6016297.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,992 1,947
6016403.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,042 988
6016515.SQ.FTS.B, Zero Cpn, 4/22/24 ... 630 286
6016530.SQ.FTS.B, Zero Cpn, 4/22/24 ... 929 895
6016571.SQ.FTS.B, Zero Cpn, 4/23/24 ... 383 371
6016613.SQ.FTS.B, Zero Cpn, 4/23/24 ... 5,410 4,174
6016658.SQ.FTS.B, Zero Cpn, 4/23/24 ... 13,290 9,949
6016761.SQ.FTS.B, Zero Cpn, 4/23/24 ... 1,572 1,505
6016785.SQ.FTS.B, Zero Cpn, 4/23/24 ... 806 276
6016805.SQ.FTS.B, Zero Cpn, 4/23/24 ... 2,111 2,030
6016900.SQ.FTS.B, Zero Cpn, 4/23/24 ... 1,059 1,027
6016922.SQ.FTS.B, Zero Cpn, 4/23/24 ... 9,565 9,289
6017013.SQ.FTS.B, Zero Cpn, 4/23/24 ... 2,239 1,004
6017113.SQ.FTS.B, Zero Cpn, 4/23/24 ... 8,695 6,596
6017170.SQ.FTS.B, Zero Cpn, 4/23/24 ... 3,236 2,178
6017516.SQ.FTS.B, Zero Cpn, 4/24/24 ... 1,730 1,651
6017672.SQ.FTS.B, Zero Cpn, 4/24/24 ... 32 32
6017818.SQ.FTS.B, Zero Cpn, 4/24/24 ... 2,335 1,535
6017846.SQ.FTS.B, Zero Cpn, 4/24/24 ... 808 766
6017943.SQ.FTS.B, Zero Cpn, 4/24/24 ... 14,382 11,083
6020247.SQ.FTS.B, Zero Cpn, 4/24/24 ... 2,490 2,282
6020319.SQ.FTS.B, Zero Cpn, 4/24/24 ... 9,871 9,606
6020677.SQ.FTS.B, Zero Cpn, 4/24/24 ... 71 69
6020869.SQ.FTS.B, Zero Cpn, 4/25/24 ... 2,427 2,361
6021038.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,748 3,644
6021095.SQ.FTS.B, Zero Cpn, 4/25/24 ... 2,486 635
6021107.SQ.FTS.B, Zero Cpn, 4/25/24 ... 723 712
6021119.SQ.FTS.B, Zero Cpn, 4/25/24 ... 454 357
6021583.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,447 1,398
6022048.SQ.FTS.B, Zero Cpn, 4/25/24 ... 929 920
6022109.SQ.FTS.B, Zero Cpn, 4/25/24 ... 5,416 5,211
6022198.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,362 1,289
6022231.SQ.FTS.B, Zero Cpn, 4/25/24 ... 5,671 5,551
6022324.SQ.FTS.B, Zero Cpn, 4/25/24 ... 11,214 9,746
6022456.SQ.FTS.B, Zero Cpn, 4/25/24 ... 818 712
6022469.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,209 1,178
6022510.SQ.FTS.B, Zero Cpn, 4/25/24 ... 924 913
6022569.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,961 1,843
6022605.SQ.FTS.B, Zero Cpn, 4/25/24 ... 896 881
6022681.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,517 1,389
6022708.SQ.FTS.B, Zero Cpn, 4/25/24 ... 116 114
6022765.SQ.FTS.B, Zero Cpn, 4/25/24 ... 4,447 3,783
6022895.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,599 1,509
6023252.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,935 1,727
6023371.SQ.FTS.B, Zero Cpn, 4/25/24 ... 307 291
6023504.SQ.FTS.B, Zero Cpn, 4/25/24 ... 10,672 3,539
6024310.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,452 1,648
Description
Principal
Amount Value
Block, Inc. (continued)
6024525.SQ.FTS.B, Zero Cpn, 4/26/24 ... $ 776 $ 726
6024576.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,276 533
6024664.SQ.FTS.B, Zero Cpn, 4/26/24 ... 415 402
6024786.SQ.FTS.B, Zero Cpn, 4/26/24 ... 315 257
6024861.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,667 740
6025110.SQ.FTS.B, Zero Cpn, 4/26/24 ... 508 479
6025118.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,908 1,756
6025458.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,327 3,042
6025524.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,897 3,695
6025705.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,241 1,158
6025753.SQ.FTS.B, Zero Cpn, 4/26/24 ... 802 524
6025762.SQ.FTS.B, Zero Cpn, 4/26/24 ... 4,234 3,706
6026062.SQ.FTS.B, Zero Cpn, 4/26/24 ... 9,209 8,990
6026172.SQ.FTS.B, Zero Cpn, 4/26/24 ... 391 176
6026186.SQ.FTS.B, Zero Cpn, 4/26/24 ... 37,391 36,066
6026776.SQ.FTS.B, Zero Cpn, 4/26/24 ... 12,747 12,263
6029264.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,715 1,645
6029319.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,771 1,630
6029348.SQ.FTS.B, Zero Cpn, 4/27/24 ... 4,337 4,250
6029460.SQ.FTS.B, Zero Cpn, 4/27/24 ... 239 236
6029494.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,986 1,288
6029690.SQ.FTS.B, Zero Cpn, 4/27/24 ... 5,513 5,359
6030087.SQ.FTS.B, Zero Cpn, 4/27/24 ... 9,326 4,166
6030215.SQ.FTS.B, Zero Cpn, 4/27/24 ... 4,600 4,385
6030459.SQ.FTS.B, Zero Cpn, 4/27/24 ... 11,008 10,820
6031754.SQ.FTS.B, Zero Cpn, 4/27/24 ... 10,900 9,088
6032061.SQ.FTS.B, Zero Cpn, 4/27/24 ... 894 284
6032160.SQ.FTS.B, Zero Cpn, 4/27/24 ... 4,205 3,857
6032202.SQ.FTS.B, Zero Cpn, 4/27/24 ... 5,113 5,000
6032257.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,316 1,288
6032475.SQ.FTS.B, Zero Cpn, 4/27/24 ... 538 531
6032567.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,439 1,175
6032586.SQ.FTS.B, Zero Cpn, 4/27/24 ... 4,393 4,293
6032641.SQ.FTS.B, Zero Cpn, 4/27/24 ... 702 671
6032658.SQ.FTS.B, Zero Cpn, 4/27/24 ... 2,600 1,333
6032706.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,551 1,238
6032730.SQ.FTS.B, Zero Cpn, 4/27/24 ... 389 386
6032751.SQ.FTS.B, Zero Cpn, 4/27/24 ... 20,644 19,702
6033029.SQ.FTS.B, Zero Cpn, 4/27/24 ... 2,765 2,706
6034584.SQ.FTS.B, Zero Cpn, 4/28/24 ... 7,199 6,832
6034932.SQ.FTS.B, Zero Cpn, 4/28/24 ... 1,787 1,750
6035626.SQ.FTS.B, Zero Cpn, 4/28/24 ... 12,594 9,480
6035788.SQ.FTS.B, Zero Cpn, 4/28/24 ... 2,615 2,554
6035959.SQ.FTS.B, Zero Cpn, 4/28/24 ... 91 90
6036437.SQ.FTS.B, Zero Cpn, 4/28/24 ... 1,029 999
6036691.SQ.FTS.B, Zero Cpn, 4/28/24 ... 6,357 6,169
6036905.SQ.FTS.B, Zero Cpn, 4/28/24 ... 1,446 1,323
6037441.SQ.FTS.B, Zero Cpn, 4/29/24 ... 1,541 1,476
6037579.SQ.FTS.B, Zero Cpn, 4/29/24 ... 755 730
6037594.SQ.FTS.B, Zero Cpn, 4/29/24 ... 916 791
6037767.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,955 1,931
6037837.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,113 806
6037922.SQ.FTS.B, Zero Cpn, 4/30/24 ... 5,879 5,404
6038037.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,234 1,166
6038154.SQ.FTS.B, Zero Cpn, 4/30/24 ... 789 783
6038195.SQ.FTS.B, Zero Cpn, 4/30/24 ... 4,133 4,030
6038921.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,059 950
6039225.SQ.FTS.B, Zero Cpn, 4/30/24 ... 4,469 4,332

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6041108.SQ.FTS.B, Zero Cpn, 4/30/24 ... $ 1,245 $ 1,216
6041346.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,721 822
6041494.SQ.FTS.B, Zero Cpn, 4/30/24 ... 3,793 3,355
6041862.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,162 2,111
6041958.SQ.FTS.B, Zero Cpn, 5/01/24 ... 1,431 1,385
6042993.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,840 2,697
6043231.SQ.FTS.B, Zero Cpn, 5/01/24 ... 135 132
6043960.SQ.FTS.B, Zero Cpn, 5/01/24 ... 20,987 14,493
6044748.SQ.FTS.B, Zero Cpn, 5/01/24 ... 4,572 4,365
6044841.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,033 2,016
6045004.SQ.FTS.B, Zero Cpn, 5/01/24 ... 486 468
6045253.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,937 2,851
6045708.SQ.FTS.B, Zero Cpn, 5/02/24 ... 607 595
6045842.SQ.FTS.B, Zero Cpn, 5/02/24 ... 13,708 10,491
6046836.SQ.FTS.B, Zero Cpn, 5/02/24 ... 4,101 3,412
6047068.SQ.FTS.B, Zero Cpn, 5/02/24 ... 653 261
6047208.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,512 1,477
6047280.SQ.FTS.B, Zero Cpn, 5/02/24 ... 13,747 13,428
6047899.SQ.FTS.B, Zero Cpn, 5/02/24 ... 2,916 2,858
6047999.SQ.FTS.B, Zero Cpn, 5/02/24 ... 3,099 2,956
6048047.SQ.FTS.B, Zero Cpn, 5/02/24 ... 748 741
6048225.SQ.FTS.B, Zero Cpn, 5/02/24 ... 8,442 3,049
6048371.SQ.FTS.B, Zero Cpn, 5/02/24 ... 730 709
6048420.SQ.FTS.B, Zero Cpn, 5/02/24 ... 516 512
6048454.SQ.FTS.B, Zero Cpn, 5/02/24 ... 787 654
6048455.SQ.FTS.B, Zero Cpn, 5/02/24 ... 613 547
6051007.SQ.FTS.B, Zero Cpn, 5/03/24 ... 8,501 8,297
6051812.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,456 2,347
6052463.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,471 2,403
6052668.SQ.FTS.B, Zero Cpn, 5/03/24 ... 468 461
6052749.SQ.FTS.B, Zero Cpn, 5/03/24 ... 13,117 12,590
6053380.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,427 2,379
6053935.SQ.FTS.B, Zero Cpn, 5/03/24 ... 319 312
6053985.SQ.FTS.B, Zero Cpn, 5/03/24 ... 1,165 496
6054076.SQ.FTS.B, Zero Cpn, 5/03/24 ... 8,748 8,176
6054373.SQ.FTS.B, Zero Cpn, 5/03/24 ... 191 187
6054396.SQ.FTS.B, Zero Cpn, 5/03/24 ... 3,356 3,208
6054480.SQ.FTS.B, Zero Cpn, 5/03/24 ... 4,324 3,779
6054550.SQ.FTS.B, Zero Cpn, 5/03/24 ... 4,497 3,368
6054630.SQ.FTS.B, Zero Cpn, 5/03/24 ... 807 383
6055962.SQ.FTS.B, Zero Cpn, 5/04/24 ... 4,013 3,763
6056397.SQ.FTS.B, Zero Cpn, 5/04/24 ... 2,042 1,840
6056494.SQ.FTS.B, Zero Cpn, 5/04/24 ... 670 632
6057235.SQ.FTS.B, Zero Cpn, 5/04/24 ... 3,047 2,835
6057387.SQ.FTS.B, Zero Cpn, 5/04/24 ... 2,535 894
6057411.SQ.FTS.B, Zero Cpn, 5/04/24 ... 669 654
6057477.SQ.FTS.B, Zero Cpn, 5/04/24 ... 1,057 1,039
6057507.SQ.FTS.B, Zero Cpn, 5/04/24 ... 2,160 2,130
6057606.SQ.FTS.B, Zero Cpn, 5/04/24 ... 1,574 1,506
6057764.SQ.FTS.B, Zero Cpn, 5/04/24 ... 6,479 6,199
6057874.SQ.FTS.B, Zero Cpn, 5/04/24 ... 2,269 2,088
6058404.SQ.FTS.B, Zero Cpn, 5/05/24 ... 1,874 1,849
6058469.SQ.FTS.B, Zero Cpn, 5/05/24 ... 1,557 871
6058566.SQ.FTS.B, Zero Cpn, 5/05/24 ... 7,238 5,626
6059743.SQ.FTS.B, Zero Cpn, 5/06/24 ... 1,685 1,646
6061540.SQ.FTS.B, Zero Cpn, 5/07/24 ... 7,429 7,102
6061935.SQ.FTS.B, Zero Cpn, 5/07/24 ... 5,269 5,033
6062212.SQ.FTS.B, Zero Cpn, 5/07/24 ... 15,921 13,359
Description
Principal
Amount Value
Block, Inc. (continued)
6062778.SQ.FTS.B, Zero Cpn, 5/07/24 ... $ 625 $ 469
6062938.SQ.FTS.B, Zero Cpn, 5/07/24 ... 177 155
6062940.SQ.FTS.B, Zero Cpn, 5/07/24 ... 7,917 7,574
6064140.SQ.FTS.B, Zero Cpn, 5/08/24 ... 7,892 7,520
6064293.SQ.FTS.B, Zero Cpn, 5/08/24 ... 2,560 2,024
6064362.SQ.FTS.B, Zero Cpn, 5/08/24 ... 11,197 10,866
6064581.SQ.FTS.B, Zero Cpn, 5/08/24 ... 5,515 5,406
6064679.SQ.FTS.B, Zero Cpn, 5/08/24 ... 2,314 2,297
6064899.SQ.FTS.B, Zero Cpn, 5/08/24 ... 2,710 2,594
6064994.SQ.FTS.B, Zero Cpn, 5/08/24 ... 583 571
6065828.SQ.FTS.B, Zero Cpn, 5/08/24 ... 5,938 5,794
6066156.SQ.FTS.B, Zero Cpn, 5/08/24 ... 486 397
6066185.SQ.FTS.B, Zero Cpn, 5/08/24 ... 337 294
6066411.SQ.FTS.B, Zero Cpn, 5/08/24 ... 2,214 1,557
6066460.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,860 1,659
6105865.SQ.FTS.B, Zero Cpn, 5/09/24 ... 12,989 11,739
6106260.SQ.FTS.B, Zero Cpn, 5/09/24 ... 19,084 18,774
6107497.SQ.FTS.B, Zero Cpn, 5/09/24 ... 3,904 3,725
6114086.SQ.FTS.B, Zero Cpn, 5/09/24 ... 6,580 6,041
6120442.SQ.FTS.B, Zero Cpn, 5/09/24 ... 2,276 2,249
6120599.SQ.FTS.B, Zero Cpn, 5/09/24 ... 4,507 4,032
6120695.SQ.FTS.B, Zero Cpn, 5/09/24 ... 16,890 3,053
6120991.SQ.FTS.B, Zero Cpn, 5/10/24 ... 16,609 15,943
6121380.SQ.FTS.B, Zero Cpn, 5/10/24 ... 10,206 9,726
6123221.SQ.FTS.B, Zero Cpn, 5/10/24 ... 4,379 4,257
6123370.SQ.FTS.B, Zero Cpn, 5/10/24 ... 2,710 2,653
6123474.SQ.FTS.B, Zero Cpn, 5/10/24 ... 4,318 4,152
6124160.SQ.FTS.B, Zero Cpn, 5/10/24 ... 3,491 3,057
6124471.SQ.FTS.B, Zero Cpn, 5/10/24 ... 357 331
6124663.SQ.FTS.B, Zero Cpn, 5/11/24 ... 726 710
6124726.SQ.FTS.B, Zero Cpn, 5/11/24 ... 901 854
6124886.SQ.FTS.B, Zero Cpn, 5/11/24 ... 1,792 1,668
6124964.SQ.FTS.B, Zero Cpn, 5/11/24 ... 2,020 1,988
6125068.SQ.FTS.B, Zero Cpn, 5/11/24 ... 206 202
6125454.SQ.FTS.B, Zero Cpn, 5/11/24 ... 5,266 4,562
6125605.SQ.FTS.B, Zero Cpn, 5/11/24 ... 8,367 8,102
6125951.SQ.FTS.B, Zero Cpn, 5/12/24 ... 4,144 3,997
6126056.SQ.FTS.B, Zero Cpn, 5/12/24 ... 1,233 1,191
6126130.SQ.FTS.B, Zero Cpn, 5/12/24 ... 1,429 1,361
6126159.SQ.FTS.B, Zero Cpn, 5/12/24 ... 10,622 10,205
6126352.SQ.FTS.B, Zero Cpn, 5/12/24 ... 255 249
6126546.SQ.FTS.B, Zero Cpn, 5/12/24 ... 19,042 15,537
6126842.SQ.FTS.B, Zero Cpn, 5/13/24 ... 712 409
6126949.SQ.FTS.B, Zero Cpn, 5/13/24 ... 3,316 2,938
6127023.SQ.FTS.B, Zero Cpn, 5/13/24 ... 1,942 1,858
6127055.SQ.FTS.B, Zero Cpn, 5/13/24 ... 3,687 3,317
6127135.SQ.FTS.B, Zero Cpn, 5/13/24 ... 350 304
6127161.SQ.FTS.B, Zero Cpn, 5/13/24 ... 3,720 2,780
6127354.SQ.FTS.B, Zero Cpn, 5/13/24 ... 3,454 3,388
6131519.SQ.FTS.B, Zero Cpn, 5/15/24 ... 2,344 1,368
6131558.SQ.FTS.B, Zero Cpn, 5/15/24 ... 8,490 7,912
6131935.SQ.FTS.B, Zero Cpn, 5/15/24 ... 11,587 11,138
6132644.SQ.FTS.B, Zero Cpn, 5/15/24 ... 1,909 1,889
6133045.SQ.FTS.B, Zero Cpn, 5/15/24 ... 1,182 880
6133068.SQ.FTS.B, Zero Cpn, 5/15/24 ... 1,508 1,368
6133120.SQ.FTS.B, Zero Cpn, 5/15/24 ... 4,577 4,133
6133328.SQ.FTS.B, Zero Cpn, 5/15/24 ... 887 847
6133496.SQ.FTS.B, Zero Cpn, 5/15/24 ... 370 347

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6133604.SQ.FTS.B, Zero Cpn, 5/15/24 ... $ 5,630 $ 5,406
6133761.SQ.FTS.B, Zero Cpn, 5/15/24 ... 309 302
6133784.SQ.FTS.B, Zero Cpn, 5/15/24 ... 1,673 1,380
6133881.SQ.FTS.B, Zero Cpn, 5/15/24 ... 4,287 2,279
6134336.SQ.FTS.B, Zero Cpn, 5/15/24 ... 2,464 2,082
6134382.SQ.FTS.B, Zero Cpn, 5/15/24 ... 285 273
6134451.SQ.FTS.B, Zero Cpn, 5/15/24 ... 7,683 7,138
6134608.SQ.FTS.B, Zero Cpn, 5/15/24 ... 19,242 18,429
6134817.SQ.FTS.B, Zero Cpn, 5/15/24 ... 2,697 781
6134889.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,384 3,271
6135032.SQ.FTS.B, Zero Cpn, 5/16/24 ... 5,220 5,140
6135260.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,395 1,064
6135555.SQ.FTS.B, Zero Cpn, 5/16/24 ... 5,339 5,118
6135920.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,783 2,733
6136004.SQ.FTS.B, Zero Cpn, 5/16/24 ... 280 266
6136011.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,075 3,015
6136183.SQ.FTS.B, Zero Cpn, 5/16/24 ... 10,128 9,885
6136593.SQ.FTS.B, Zero Cpn, 5/16/24 ... 727 713
6136658.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,203 1,167
6136708.SQ.FTS.B, Zero Cpn, 5/16/24 ... 675 667
6137211.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,163 1,355
6137232.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,529 3,461
6137335.SQ.FTS.B, Zero Cpn, 5/16/24 ... 11,062 10,527
6137559.SQ.FTS.B, Zero Cpn, 5/16/24 ... 7,566 5,722
6137598.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,410 2,061
6137618.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,848 2,732
6137705.SQ.FTS.B, Zero Cpn, 5/16/24 ... 533 401
6139862.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,316 1,298
6139905.SQ.FTS.B, Zero Cpn, 5/17/24 ... 29,419 22,980
6140575.SQ.FTS.B, Zero Cpn, 5/17/24 ... 573 543
6140638.SQ.FTS.B, Zero Cpn, 5/17/24 ... 3,031 2,969
6140799.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,376 2,330
6140997.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,820 2,538
6141151.SQ.FTS.B, Zero Cpn, 5/17/24 ... 5,927 5,731
6141410.SQ.FTS.B, Zero Cpn, 5/17/24 ... 841 811
6141440.SQ.FTS.B, Zero Cpn, 5/17/24 ... 5,308 5,129
6141668.SQ.FTS.B, Zero Cpn, 5/17/24 ... 6,729 6,064
6141872.SQ.FTS.B, Zero Cpn, 5/17/24 ... 764 755
6142082.SQ.FTS.B, Zero Cpn, 5/17/24 ... 352 347
6142364.SQ.FTS.B, Zero Cpn, 5/17/24 ... 9,335 9,046
6143035.SQ.FTS.B, Zero Cpn, 5/17/24 ... 199 177
6143142.SQ.FTS.B, Zero Cpn, 5/17/24 ... 5,626 3,883
6143331.SQ.FTS.B, Zero Cpn, 5/18/24 ... 2,471 2,040
6143635.SQ.FTS.B, Zero Cpn, 5/18/24 ... 20,085 17,327
6144498.SQ.FTS.B, Zero Cpn, 5/18/24 ... 678 580
6144778.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,073 972
6144854.SQ.FTS.B, Zero Cpn, 5/18/24 ... 22 21
6144883.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,039 1,020
6144922.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,213 1,069
6145017.SQ.FTS.B, Zero Cpn, 5/18/24 ... 9,904 9,190
6145373.SQ.FTS.B, Zero Cpn, 5/18/24 ... 7,300 6,004
6145587.SQ.FTS.B, Zero Cpn, 5/18/24 ... 358 296
6145832.SQ.FTS.B, Zero Cpn, 5/18/24 ... 12,599 9,241
6146141.SQ.FTS.B, Zero Cpn, 5/18/24 ... 11,543 11,048
6146429.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,346 1,252
6146643.SQ.FTS.B, Zero Cpn, 5/18/24 ... 401 383
6146677.SQ.FTS.B, Zero Cpn, 5/18/24 ... 8,942 6,857
6146709.SQ.FTS.B, Zero Cpn, 5/19/24 ... 993 977
Description
Principal
Amount Value
Block, Inc. (continued)
6146851.SQ.FTS.B, Zero Cpn, 5/19/24 ... $ 555 $ 487
6146883.SQ.FTS.B, Zero Cpn, 5/19/24 ... 3,264 3,055
6147356.SQ.FTS.B, Zero Cpn, 5/19/24 ... 2,136 1,985
6147453.SQ.FTS.B, Zero Cpn, 5/19/24 ... 1,853 1,804
6147570.SQ.FTS.B, Zero Cpn, 5/20/24 ... 12,756 11,110
6148043.SQ.FTS.B, Zero Cpn, 5/20/24 ... 4,220 3,929
6148494.SQ.FTS.B, Zero Cpn, 5/21/24 ... 2,932 2,822
6148823.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,481 1,332
6149304.SQ.FTS.B, Zero Cpn, 5/21/24 ... 556 394
6149316.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,586 1,518
6149448.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,303 1,134
6149499.SQ.FTS.B, Zero Cpn, 5/21/24 ... 4,154 3,929
6149853.SQ.FTS.B, Zero Cpn, 5/21/24 ... 2,181 2,135
6150107.SQ.FTS.B, Zero Cpn, 5/21/24 ... 3,582 3,490
6150788.SQ.FTS.B, Zero Cpn, 5/21/24 ... 16,156 14,095
6151255.SQ.FTS.B, Zero Cpn, 5/21/24 ... 2,943 2,810
6151369.SQ.FTS.B, Zero Cpn, 5/21/24 ... 2,002 767
6151394.SQ.FTS.B, Zero Cpn, 5/21/24 ... 7,367 5,696
6151494.SQ.FTS.B, Zero Cpn, 5/21/24 ... 11,036 10,756
6152895.SQ.FTS.B, Zero Cpn, 5/22/24 ... 3,689 3,563
6153376.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,264 1,244
6153438.SQ.FTS.B, Zero Cpn, 5/22/24 ... 12,066 10,922
6153821.SQ.FTS.B, Zero Cpn, 5/22/24 ... 4,051 3,999
6154047.SQ.FTS.B, Zero Cpn, 5/22/24 ... 5,358 5,171
6154364.SQ.FTS.B, Zero Cpn, 5/22/24 ... 4,220 3,641
6154520.SQ.FTS.B, Zero Cpn, 5/22/24 ... 24,065 23,076
6155581.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,176 1,153
6155866.SQ.FTS.B, Zero Cpn, 5/22/24 ... 4,529 4,432
6157573.SQ.FTS.B, Zero Cpn, 5/23/24 ... 3,286 3,227
6157628.SQ.FTS.B, Zero Cpn, 5/23/24 ... 7,301 3,813
6157771.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,767 1,704
6157908.SQ.FTS.B, Zero Cpn, 5/23/24 ... 7,420 5,014
6158083.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,749 1,582
6158135.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,028 973
6158205.SQ.FTS.B, Zero Cpn, 5/23/24 ... 359 205
6158230.SQ.FTS.B, Zero Cpn, 5/23/24 ... 3,548 3,411
6158567.SQ.FTS.B, Zero Cpn, 5/23/24 ... 3,098 2,935
6158999.SQ.FTS.B, Zero Cpn, 5/23/24 ... 403 362
6159034.SQ.FTS.B, Zero Cpn, 5/23/24 ... 7,919 6,320
6159579.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,118 1,072
6160240.SQ.FTS.B, Zero Cpn, 5/23/24 ... 5,152 4,919
6160453.SQ.FTS.B, Zero Cpn, 5/23/24 ... 6,595 6,429
6160824.SQ.FTS.B, Zero Cpn, 5/24/24 ... 4,667 4,536
6160842.SQ.FTS.B, Zero Cpn, 5/24/24 ... 31,223 29,876
6161183.SQ.FTS.B, Zero Cpn, 5/24/24 ... 8,398 8,235
6161346.SQ.FTS.B, Zero Cpn, 5/24/24 ... 24,140 23,436
6162767.SQ.FTS.B, Zero Cpn, 5/25/24 ... 485 463
6162815.SQ.FTS.B, Zero Cpn, 5/25/24 ... 2,549 2,483
6162920.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,138 1,123
6163607.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,337 561
6163664.SQ.FTS.B, Zero Cpn, 5/25/24 ... 3,666 3,569
6164490.SQ.FTS.B, Zero Cpn, 5/25/24 ... 627 473
6164509.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,397 1,372
6164638.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,154 1,116
6164713.SQ.FTS.B, Zero Cpn, 5/25/24 ... 547 215
6164881.SQ.FTS.B, Zero Cpn, 5/26/24 ... 194 186
6164895.SQ.FTS.B, Zero Cpn, 5/26/24 ... 652 638
6164924.SQ.FTS.B, Zero Cpn, 5/26/24 ... 5,038 4,920

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6164992.SQ.FTS.B, Zero Cpn, 5/26/24 ... $ 2,055 $ 2,020
6165046.SQ.FTS.B, Zero Cpn, 5/26/24 ... 1,978 1,941
6165114.SQ.FTS.B, Zero Cpn, 5/26/24 ... 6,273 6,012
6165270.SQ.FTS.B, Zero Cpn, 5/26/24 ... 7,259 6,767
6165379.SQ.FTS.B, Zero Cpn, 5/26/24 ... 11,193 10,972
6165639.SQ.FTS.B, Zero Cpn, 5/27/24 ... 943 908
6165712.SQ.FTS.B, Zero Cpn, 5/27/24 ... 1,752 1,707
6165752.SQ.FTS.B, Zero Cpn, 5/27/24 ... 2,189 1,061
6165780.SQ.FTS.B, Zero Cpn, 5/27/24 ... 3,370 3,309
6165844.SQ.FTS.B, Zero Cpn, 5/27/24 ... 977 557
6165851.SQ.FTS.B, Zero Cpn, 5/27/24 ... 866 808
6165865.SQ.FTS.B, Zero Cpn, 5/27/24 ... 1,499 1,013
6165881.SQ.FTS.B, Zero Cpn, 5/27/24 ... 3,208 3,152
6165932.SQ.FTS.B, Zero Cpn, 5/27/24 ... 1,285 1,247
6165959.SQ.FTS.B, Zero Cpn, 5/27/24 ... 3,470 2,941
6166008.SQ.FTS.B, Zero Cpn, 5/27/24 ... 6,734 6,531
6166473.SQ.FTS.B, Zero Cpn, 5/28/24 ... 10,132 9,113
6168602.SQ.FTS.B, Zero Cpn, 5/28/24 ... 4,852 4,690
6168769.SQ.FTS.B, Zero Cpn, 5/28/24 ... 706 697
6169185.SQ.FTS.B, Zero Cpn, 5/28/24 ... 88 87
6169281.SQ.FTS.B, Zero Cpn, 5/28/24 ... 666 334
6169436.SQ.FTS.B, Zero Cpn, 5/28/24 ... 5,211 4,604
6169609.SQ.FTS.B, Zero Cpn, 5/28/24 ... 2,044 1,984
6169671.SQ.FTS.B, Zero Cpn, 5/29/24 ... 2,691 2,402
6169941.SQ.FTS.B, Zero Cpn, 5/29/24 ... 29,458 28,794
6171528.SQ.FTS.B, Zero Cpn, 5/29/24 ... 687 656
6171559.SQ.FTS.B, Zero Cpn, 5/29/24 ... 13,247 12,873
6172125.SQ.FTS.B, Zero Cpn, 5/29/24 ... 3,400 3,354
6172357.SQ.FTS.B, Zero Cpn, 5/29/24 ... 359 281
6172379.SQ.FTS.B, Zero Cpn, 5/29/24 ... 25,214 24,586
6173121.SQ.FTS.B, Zero Cpn, 5/29/24 ... 475 455
6173152.SQ.FTS.B, Zero Cpn, 5/29/24 ... 735 586
6173179.SQ.FTS.B, Zero Cpn, 5/29/24 ... 3,194 2,664
6173212.SQ.FTS.B, Zero Cpn, 5/29/24 ... 5,048 4,907
6173353.SQ.FTS.B, Zero Cpn, 5/30/24 ... 31,521 15,668
6173941.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,999 1,630
6174011.SQ.FTS.B, Zero Cpn, 5/30/24 ... 2,279 2,163
6174095.SQ.FTS.B, Zero Cpn, 5/30/24 ... 523 516
6174157.SQ.FTS.B, Zero Cpn, 5/30/24 ... 2,054 1,218
6174486.SQ.FTS.B, Zero Cpn, 5/30/24 ... 933 589
6174517.SQ.FTS.B, Zero Cpn, 5/30/24 ... 7,811 7,614
6174804.SQ.FTS.B, Zero Cpn, 5/30/24 ... 6,481 4,880
6174916.SQ.FTS.B, Zero Cpn, 5/30/24 ... 11,014 10,860
6175370.SQ.FTS.B, Zero Cpn, 5/30/24 ... 15,187 14,679
6175818.SQ.FTS.B, Zero Cpn, 5/30/24 ... 4,737 4,673
6176070.SQ.FTS.B, Zero Cpn, 5/30/24 ... 791 501
6176080.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,336 1,214
6176406.SQ.FTS.B, Zero Cpn, 5/30/24 ... 11,958 7,239
6178615.SQ.FTS.B, Zero Cpn, 6/01/24 ... 5,576 5,389
6178845.SQ.FTS.B, Zero Cpn, 6/01/24 ... 4,594 3,772
6179452.SQ.FTS.B, Zero Cpn, 6/01/24 ... 645 618
6179513.SQ.FTS.B, Zero Cpn, 6/01/24 ... 7,266 7,027
6179839.SQ.FTS.B, Zero Cpn, 6/01/24 ... 27,736 25,582
6180603.SQ.FTS.B, Zero Cpn, 6/01/24 ... 900 865
6180743.SQ.FTS.B, Zero Cpn, 6/01/24 ... 4,248 3,751
6180859.SQ.FTS.B, Zero Cpn, 6/01/24 ... 3,198 2,971
6180900.SQ.FTS.B, Zero Cpn, 6/01/24 ... 3,477 3,139
6181153.SQ.FTS.B, Zero Cpn, 6/01/24 ... 7,169 6,974
Description
Principal
Amount Value
Block, Inc. (continued)
6181418.SQ.FTS.B, Zero Cpn, 6/01/24 ... $ 2,986 $ 2,927
6181484.SQ.FTS.B, Zero Cpn, 6/01/24 ... 17,542 15,563
6181987.SQ.FTS.B, Zero Cpn, 6/02/24 ... 8,029 7,687
6182384.SQ.FTS.B, Zero Cpn, 6/02/24 ... 12,061 11,752
6183036.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,747 2,066
6183177.SQ.FTS.B, Zero Cpn, 6/02/24 ... 3,301 3,198
6183364.SQ.FTS.B, Zero Cpn, 6/02/24 ... 22,783 17,302
6183979.SQ.FTS.B, Zero Cpn, 6/02/24 ... 6,891 6,126
6184220.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,363 2,169
6184326.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,551 2,446
6184613.SQ.FTS.B, Zero Cpn, 6/02/24 ... 20,658 20,334
6185416.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,615 2,482
6185583.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,310 2,237
6185649.SQ.FTS.B, Zero Cpn, 6/02/24 ... 4,165 3,864
6185734.SQ.FTS.B, Zero Cpn, 6/03/24 ... 666 631
6185764.SQ.FTS.B, Zero Cpn, 6/03/24 ... 8,571 8,180
6185962.SQ.FTS.B, Zero Cpn, 6/03/24 ... 13,407 12,673
6186590.SQ.FTS.B, Zero Cpn, 6/04/24 ... 3,656 3,289
6186681.SQ.FTS.B, Zero Cpn, 6/04/24 ... 2,330 2,000
6186738.SQ.FTS.B, Zero Cpn, 6/04/24 ... 2,390 1,940
6186791.SQ.FTS.B, Zero Cpn, 6/04/24 ... 529 455
6186800.SQ.FTS.B, Zero Cpn, 6/04/24 ... 5,107 4,897
6186968.SQ.FTS.B, Zero Cpn, 6/04/24 ... 5,106 4,793
6187157.SQ.FTS.B, Zero Cpn, 6/04/24 ... 1,062 1,000
6187200.SQ.FTS.B, Zero Cpn, 6/04/24 ... 1,728 1,672
6187330.SQ.FTS.B, Zero Cpn, 6/04/24 ... 525 505
6187581.SQ.FTS.B, Zero Cpn, 6/05/24 ... 9,117 8,037
6188758.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,091 1,056
6188827.SQ.FTS.B, Zero Cpn, 6/05/24 ... 387 204
6188835.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,808 1,767
6188931.SQ.FTS.B, Zero Cpn, 6/05/24 ... 15,000 14,596
6189734.SQ.FTS.B, Zero Cpn, 6/05/24 ... 4,569 2,554
6189962.SQ.FTS.B, Zero Cpn, 6/05/24 ... 971 579
6190028.SQ.FTS.B, Zero Cpn, 6/05/24 ... 102 98
6190034.SQ.FTS.B, Zero Cpn, 6/05/24 ... 480 461
6190114.SQ.FTS.B, Zero Cpn, 6/05/24 ... 11,161 10,721
6191058.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,820 1,548
6191126.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,433 1,212
6191169.SQ.FTS.B, Zero Cpn, 6/06/24 ... 4,926 4,734
6191473.SQ.FTS.B, Zero Cpn, 6/06/24 ... 9,805 9,541
6191846.SQ.FTS.B, Zero Cpn, 6/06/24 ... 4,037 3,960
6193278.SQ.FTS.B, Zero Cpn, 6/06/24 ... 815 725
6193329.SQ.FTS.B, Zero Cpn, 6/06/24 ... 5,004 1,834
6193576.SQ.FTS.B, Zero Cpn, 6/06/24 ... 9,579 3,940
6193734.SQ.FTS.B, Zero Cpn, 6/06/24 ... 498 442
6193772.SQ.FTS.B, Zero Cpn, 6/06/24 ... 7,843 5,702
6193934.SQ.FTS.B, Zero Cpn, 6/06/24 ... 12,224 11,814
6194662.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,524 2,453
6194711.SQ.FTS.B, Zero Cpn, 6/06/24 ... 3,965 3,798
6194772.SQ.FTS.B, Zero Cpn, 6/06/24 ... 4,761 4,451
6194827.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,664 1,621
6194847.SQ.FTS.B, Zero Cpn, 6/06/24 ... 5,185 4,414
6195532.SQ.FTS.B, Zero Cpn, 6/07/24 ... 759 703
6195958.SQ.FTS.B, Zero Cpn, 6/07/24 ... 3,928 3,769
6196143.SQ.FTS.B, Zero Cpn, 6/07/24 ... 4,167 3,935
6196533.SQ.FTS.B, Zero Cpn, 6/07/24 ... 4,551 4,432
6196620.SQ.FTS.B, Zero Cpn, 6/07/24 ... 78 77
6196642.SQ.FTS.B, Zero Cpn, 6/07/24 ... 13,364 12,994

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6199792.SQ.FTS.B, Zero Cpn, 6/07/24 ... $ 265 $ 256
6199807.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,838 2,333
6199868.SQ.FTS.B, Zero Cpn, 6/07/24 ... 7,212 7,124
6200219.SQ.FTS.B, Zero Cpn, 6/07/24 ... 4,052 2,931
6200337.SQ.FTS.B, Zero Cpn, 6/07/24 ... 6,433 6,178
6200483.SQ.FTS.B, Zero Cpn, 6/07/24 ... 4,958 3,027
6200671.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,699 2,543
6200784.SQ.FTS.B, Zero Cpn, 6/07/24 ... 4,860 4,768
6202771.SQ.FTS.B, Zero Cpn, 6/08/24 ... 12,767 12,629
6203227.SQ.FTS.B, Zero Cpn, 6/08/24 ... 29,407 28,963
6204710.SQ.FTS.B, Zero Cpn, 6/08/24 ... 10,962 5,519
6205053.SQ.FTS.B, Zero Cpn, 6/08/24 ... 36,641 34,544
6206770.SQ.FTS.B, Zero Cpn, 6/09/24 ... 8,442 8,244
6207163.SQ.FTS.B, Zero Cpn, 6/09/24 ... 626 402
6207794.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,875 596
6207882.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,369 1,155
6207918.SQ.FTS.B, Zero Cpn, 6/09/24 ... 14,807 6,289
6208258.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,747 1,700
6208363.SQ.FTS.B, Zero Cpn, 6/09/24 ... 4,153 3,320
6208448.SQ.FTS.B, Zero Cpn, 6/09/24 ... 6,776 6,476
6209230.SQ.FTS.B, Zero Cpn, 6/09/24 ... 848 578
6209272.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,010 995
6209506.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,331 1,295
6209537.SQ.FTS.B, Zero Cpn, 6/09/24 ... 11,167 10,706
6209713.SQ.FTS.B, Zero Cpn, 6/10/24 ... 10,917 10,210
6209942.SQ.FTS.B, Zero Cpn, 6/10/24 ... 1,912 1,846
6210029.SQ.FTS.B, Zero Cpn, 6/10/24 ... 2,413 2,321
6210093.SQ.FTS.B, Zero Cpn, 6/10/24 ... 921 906
6210171.SQ.FTS.B, Zero Cpn, 6/10/24 ... 562 535
6210196.SQ.FTS.B, Zero Cpn, 6/10/24 ... 1,855 1,784
6210328.SQ.FTS.B, Zero Cpn, 6/10/24 ... 7,557 7,350
6210576.SQ.FTS.B, Zero Cpn, 6/11/24 ... 903 831
6210631.SQ.FTS.B, Zero Cpn, 6/11/24 ... 1,760 1,692
6210686.SQ.FTS.B, Zero Cpn, 6/11/24 ... 3,226 2,299
6210859.SQ.FTS.B, Zero Cpn, 6/11/24 ... 1,472 584
6210889.SQ.FTS.B, Zero Cpn, 6/11/24 ... 794 624
6210921.SQ.FTS.B, Zero Cpn, 6/11/24 ... 926 840
6210954.SQ.FTS.B, Zero Cpn, 6/11/24 ... 3,780 3,662
6211111.SQ.FTS.B, Zero Cpn, 6/11/24 ... 5,018 4,859
6211487.SQ.FTS.B, Zero Cpn, 6/12/24 ... 4,407 2,956
6212235.SQ.FTS.B, Zero Cpn, 6/12/24 ... 2,163 2,094
6212506.SQ.FTS.B, Zero Cpn, 6/12/24 ... 12,708 11,213
6213041.SQ.FTS.B, Zero Cpn, 6/12/24 ... 1,318 1,016
6213085.SQ.FTS.B, Zero Cpn, 6/12/24 ... 469 309
6213124.SQ.FTS.B, Zero Cpn, 6/12/24 ... 6,100 5,943
6213956.SQ.FTS.B, Zero Cpn, 6/12/24 ... 3,141 1,485
6214100.SQ.FTS.B, Zero Cpn, 6/12/24 ... 1,560 1,524
6214132.SQ.FTS.B, Zero Cpn, 6/12/24 ... 5,324 4,424
6214375.SQ.FTS.B, Zero Cpn, 6/12/24 ... 6,416 5,988
6214585.SQ.FTS.B, Zero Cpn, 6/12/24 ... 2,893 2,224
6214927.SQ.FTS.B, Zero Cpn, 6/13/24 ... 2,179 2,067
6214964.SQ.FTS.B, Zero Cpn, 6/13/24 ... 7,032 6,287
6215167.SQ.FTS.B, Zero Cpn, 6/13/24 ... 16,643 16,407
6216209.SQ.FTS.B, Zero Cpn, 6/13/24 ... 39 39
6216284.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,855 971
6216314.SQ.FTS.B, Zero Cpn, 6/13/24 ... 6,034 5,859
6216494.SQ.FTS.B, Zero Cpn, 6/13/24 ... 565 522
6216577.SQ.FTS.B, Zero Cpn, 6/13/24 ... 576 569
Description
Principal
Amount Value
Block, Inc. (continued)
6216693.SQ.FTS.B, Zero Cpn, 6/13/24 ... $ 2,170 $ 2,147
6216880.SQ.FTS.B, Zero Cpn, 6/13/24 ... 10,779 10,485
6217157.SQ.FTS.B, Zero Cpn, 6/13/24 ... 356 327
6217497.SQ.FTS.B, Zero Cpn, 6/13/24 ... 3,605 3,419
6217578.SQ.FTS.B, Zero Cpn, 6/13/24 ... 6,464 5,387
6217709.SQ.FTS.B, Zero Cpn, 6/13/24 ... 10,842 10,389
6218976.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,336 1,217
6219039.SQ.FTS.B, Zero Cpn, 6/14/24 ... 2,793 2,659
6219226.SQ.FTS.B, Zero Cpn, 6/14/24 ... 2,600 2,557
6219783.SQ.FTS.B, Zero Cpn, 6/14/24 ... 2,678 2,421
6219983.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,390 1,358
6220062.SQ.FTS.B, Zero Cpn, 6/14/24 ... 4,594 4,416
6220217.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,104 1,089
6220257.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,881 1,737
6220305.SQ.FTS.B, Zero Cpn, 6/14/24 ... 9,098 8,864
6220540.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,724 3,647
6220584.SQ.FTS.B, Zero Cpn, 6/14/24 ... 4,672 4,478
6220688.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,298 1,070
6220731.SQ.FTS.B, Zero Cpn, 6/14/24 ... 109 108
6220890.SQ.FTS.B, Zero Cpn, 6/14/24 ... 11,147 10,627
6221188.SQ.FTS.B, Zero Cpn, 6/14/24 ... 22,400 21,000
6223684.SQ.FTS.B, Zero Cpn, 6/15/24 ... 2,312 1,256
6223816.SQ.FTS.B, Zero Cpn, 6/15/24 ... 1,453 1,387
6223884.SQ.FTS.B, Zero Cpn, 6/15/24 ... 9,266 9,073
6224170.SQ.FTS.B, Zero Cpn, 6/15/24 ... 2,571 2,526
6224329.SQ.FTS.B, Zero Cpn, 6/15/24 ... 3,351 3,211
6224475.SQ.FTS.B, Zero Cpn, 6/15/24 ... 3,072 2,995
6224739.SQ.FTS.B, Zero Cpn, 6/15/24 ... 421 307
6224766.SQ.FTS.B, Zero Cpn, 6/15/24 ... 9,285 8,902
6225158.SQ.FTS.B, Zero Cpn, 6/15/24 ... 13,161 11,827
6225668.SQ.FTS.B, Zero Cpn, 6/15/24 ... 2,231 2,194
6226281.SQ.FTS.B, Zero Cpn, 6/15/24 ... 11,934 11,465
6226524.SQ.FTS.B, Zero Cpn, 6/15/24 ... 3,095 2,670
6226571.SQ.FTS.B, Zero Cpn, 6/15/24 ... 2,665 2,604
6226697.SQ.FTS.B, Zero Cpn, 6/15/24 ... 6,866 5,092
6226867.SQ.FTS.B, Zero Cpn, 6/15/24 ... 23,381 22,217
6227048.SQ.FTS.B, Zero Cpn, 6/16/24 ... 3,081 2,907
6227108.SQ.FTS.B, Zero Cpn, 6/16/24 ... 389 373
6227126.SQ.FTS.B, Zero Cpn, 6/16/24 ... 2,263 1,389
6227501.SQ.FTS.B, Zero Cpn, 6/16/24 ... 295 289
6227527.SQ.FTS.B, Zero Cpn, 6/16/24 ... 3,127 3,037
6227687.SQ.FTS.B, Zero Cpn, 6/16/24 ... 895 847
6228233.SQ.FTS.B, Zero Cpn, 6/16/24 ... 339 336
6228282.SQ.FTS.B, Zero Cpn, 6/16/24 ... 3,914 3,125
6228429.SQ.FTS.B, Zero Cpn, 6/16/24 ... 9,442 9,163
6228983.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,044 966
6229023.SQ.FTS.B, Zero Cpn, 6/16/24 ... 3,966 3,893
6229176.SQ.FTS.B, Zero Cpn, 6/16/24 ... 4,816 2,896
6229351.SQ.FTS.B, Zero Cpn, 6/16/24 ... 18,749 17,932
6234422.SQ.FTS.B, Zero Cpn, 6/16/24 ... 34,189 30,649
6234975.SQ.FTS.B, Zero Cpn, 6/17/24 ... 338 302
6234996.SQ.FTS.B, Zero Cpn, 6/17/24 ... 45,789 43,876
6236022.SQ.FTS.B, Zero Cpn, 6/18/24 ... 3,772 3,401
6236101.SQ.FTS.B, Zero Cpn, 6/18/24 ... 7,515 7,276
6236283.SQ.FTS.B, Zero Cpn, 6/18/24 ... 5,305 5,143
6236439.SQ.FTS.B, Zero Cpn, 6/18/24 ... 2,676 2,510
6236492.SQ.FTS.B, Zero Cpn, 6/18/24 ... 433 396
6236524.SQ.FTS.B, Zero Cpn, 6/18/24 ... 969 721

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6236543.SQ.FTS.B, Zero Cpn, 6/18/24 ... $ 2,383 $ 2,299
6236626.SQ.FTS.B, Zero Cpn, 6/18/24 ... 837 813
6236672.SQ.FTS.B, Zero Cpn, 6/18/24 ... 4,815 4,471
6236981.SQ.FTS.B, Zero Cpn, 6/19/24 ... 11,317 10,997
6237885.SQ.FTS.B, Zero Cpn, 6/19/24 ... 3,580 3,449
6238082.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,769 1,254
6238343.SQ.FTS.B, Zero Cpn, 6/19/24 ... 8,394 7,782
6238709.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,129 1,041
6238868.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,977 1,934
6239020.SQ.FTS.B, Zero Cpn, 6/19/24 ... 3,137 2,069
6239158.SQ.FTS.B, Zero Cpn, 6/19/24 ... 2,034 1,786
6239251.SQ.FTS.B, Zero Cpn, 6/19/24 ... 455 447
6239467.SQ.FTS.B, Zero Cpn, 6/19/24 ... 2,763 2,608
6239552.SQ.FTS.B, Zero Cpn, 6/19/24 ... 3,372 3,304
6239689.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,098 909
6239757.SQ.FTS.B, Zero Cpn, 6/19/24 ... 20,851 20,023
6240233.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,171 1,127
6240359.SQ.FTS.B, Zero Cpn, 6/20/24 ... 4,235 4,092
6240450.SQ.FTS.B, Zero Cpn, 6/20/24 ... 14,449 13,001
6240860.SQ.FTS.B, Zero Cpn, 6/20/24 ... 27,433 26,656
6242053.SQ.FTS.B, Zero Cpn, 6/20/24 ... 3,419 570
6242101.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,538 1,320
6242278.SQ.FTS.B, Zero Cpn, 6/20/24 ... 2,678 2,580
6242376.SQ.FTS.B, Zero Cpn, 6/20/24 ... 12,929 12,310
6242718.SQ.FTS.B, Zero Cpn, 6/20/24 ... 19,785 19,195
6243487.SQ.FTS.B, Zero Cpn, 6/20/24 ... 675 664
6243627.SQ.FTS.B, Zero Cpn, 6/20/24 ... 6,277 6,078
6243705.SQ.FTS.B, Zero Cpn, 6/21/24 ... 4,222 4,121
6243899.SQ.FTS.B, Zero Cpn, 6/21/24 ... 38,563 34,361
6244796.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,280 1,257
6244877.SQ.FTS.B, Zero Cpn, 6/21/24 ... 601 582
6244929.SQ.FTS.B, Zero Cpn, 6/21/24 ... 756 700
6245170.SQ.FTS.B, Zero Cpn, 6/21/24 ... 54 52
6245195.SQ.FTS.B, Zero Cpn, 6/21/24 ... 3,668 3,331
6245376.SQ.FTS.B, Zero Cpn, 6/21/24 ... 2,764 2,722
6245607.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,129 840
6245635.SQ.FTS.B, Zero Cpn, 6/21/24 ... 19,706 17,999
6246027.SQ.FTS.B, Zero Cpn, 6/21/24 ... 4,214 4,190
6246379.SQ.FTS.B, Zero Cpn, 6/21/24 ... 489 483
6246391.SQ.FTS.B, Zero Cpn, 6/21/24 ... 3,265 3,034
6248734.SQ.FTS.B, Zero Cpn, 6/22/24 ... 25,586 24,486
6249615.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,571 1,489
6249654.SQ.FTS.B, Zero Cpn, 6/22/24 ... 10,590 9,903
6250009.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,762 1,710
6250256.SQ.FTS.B, Zero Cpn, 6/22/24 ... 3,998 3,892
6250466.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,429 1,387
6250508.SQ.FTS.B, Zero Cpn, 6/22/24 ... 48,720 47,587
6252217.SQ.FTS.B, Zero Cpn, 6/23/24 ... 3,787 3,675
6252413.SQ.FTS.B, Zero Cpn, 6/23/24 ... 13,784 13,373
6252808.SQ.FTS.B, Zero Cpn, 6/23/24 ... 7,259 3,780
6253020.SQ.FTS.B, Zero Cpn, 6/23/24 ... 6,858 6,115
6253221.SQ.FTS.B, Zero Cpn, 6/23/24 ... 28,281 10,703
6253595.SQ.FTS.B, Zero Cpn, 6/23/24 ... 38 38
6253613.SQ.FTS.B, Zero Cpn, 6/23/24 ... 4,175 4,098
6253814.SQ.FTS.B, Zero Cpn, 6/23/24 ... 11,151 7,427
6254118.SQ.FTS.B, Zero Cpn, 6/23/24 ... 30,653 28,846
6254832.SQ.FTS.B, Zero Cpn, 6/23/24 ... 3,327 1,772
6254961.SQ.FTS.B, Zero Cpn, 6/23/24 ... 8,238 4,887
Description
Principal
Amount Value
Block, Inc. (continued)
6255052.SQ.FTS.B, Zero Cpn, 6/24/24 ... $ 1,168 $ 886
6255079.SQ.FTS.B, Zero Cpn, 6/24/24 ... 2,074 1,942
6255102.SQ.FTS.B, Zero Cpn, 6/24/24 ... 8,868 8,675
6255365.SQ.FTS.B, Zero Cpn, 6/24/24 ... 1,734 1,576
6255484.SQ.FTS.B, Zero Cpn, 6/24/24 ... 2,450 2,363
6255538.SQ.FTS.B, Zero Cpn, 6/24/24 ... 310 308
6255555.SQ.FTS.B, Zero Cpn, 6/24/24 ... 1,762 1,702
6255586.SQ.FTS.B, Zero Cpn, 6/24/24 ... 8,758 8,247
6255721.SQ.FTS.B, Zero Cpn, 6/25/24 ... 4,316 4,226
6255882.SQ.FTS.B, Zero Cpn, 6/25/24 ... 1,524 1,129
6255905.SQ.FTS.B, Zero Cpn, 6/25/24 ... 17,338 15,868
6256199.SQ.FTS.B, Zero Cpn, 6/26/24 ... 3,344 3,001
6256293.SQ.FTS.B, Zero Cpn, 6/26/24 ... 868 778
6256733.SQ.FTS.B, Zero Cpn, 6/26/24 ... 659 625
6256746.SQ.FTS.B, Zero Cpn, 6/26/24 ... 10,552 10,331
6257152.SQ.FTS.B, Zero Cpn, 6/27/24 ... 9,397 8,461
6257645.SQ.FTS.B, Zero Cpn, 6/27/24 ... 1,158 826
6257672.SQ.FTS.B, Zero Cpn, 6/27/24 ... 5,538 5,002
6257833.SQ.FTS.B, Zero Cpn, 6/27/24 ... 21,765 20,422
6258307.SQ.FTS.B, Zero Cpn, 6/27/24 ... 2,804 2,603
6258360.SQ.FTS.B, Zero Cpn, 6/27/24 ... 11,516 10,806
6258738.SQ.FTS.B, Zero Cpn, 6/27/24 ... 18,251 9,621
6259001.SQ.FTS.B, Zero Cpn, 6/27/24 ... 2,089 2,009
6259073.SQ.FTS.B, Zero Cpn, 6/27/24 ... 821 811
6259101.SQ.FTS.B, Zero Cpn, 6/27/24 ... 1,491 1,437
6259129.SQ.FTS.B, Zero Cpn, 6/27/24 ... 2,640 2,362
6259189.SQ.FTS.B, Zero Cpn, 6/27/24 ... 771 715
6259203.SQ.FTS.B, Zero Cpn, 6/27/24 ... 823 808
6259245.SQ.FTS.B, Zero Cpn, 6/27/24 ... 1,071 826
6259271.SQ.FTS.B, Zero Cpn, 6/27/24 ... 2,359 2,265
6259346.SQ.FTS.B, Zero Cpn, 6/27/24 ... 16,526 15,138
6260149.SQ.FTS.B, Zero Cpn, 6/28/24 ... 14,762 14,533
6260778.SQ.FTS.B, Zero Cpn, 6/28/24 ... 821 804
6260850.SQ.FTS.B, Zero Cpn, 6/28/24 ... 23,327 18,806
6261286.SQ.FTS.B, Zero Cpn, 6/28/24 ... 11,059 10,936
6261735.SQ.FTS.B, Zero Cpn, 6/28/24 ... 8,021 7,764
6261844.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,848 1,188
6261882.SQ.FTS.B, Zero Cpn, 6/28/24 ... 4,111 3,804
6262224.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,433 1,384
6262253.SQ.FTS.B, Zero Cpn, 6/28/24 ... 12,822 12,610
6265093.SQ.FTS.B, Zero Cpn, 6/29/24 ... 55,337 53,349
6266527.SQ.FTS.B, Zero Cpn, 6/29/24 ... 5,153 4,945
6266741.SQ.FTS.B, Zero Cpn, 6/29/24 ... 3,125 3,081
6266868.SQ.FTS.B, Zero Cpn, 6/29/24 ... 7,741 7,550
6267148.SQ.FTS.B, Zero Cpn, 6/29/24 ... 10,119 9,737
6267406.SQ.FTS.B, Zero Cpn, 6/29/24 ... 6,092 1,789
6267504.SQ.FTS.B, Zero Cpn, 6/29/24 ... 1,229 1,170
6267529.SQ.FTS.B, Zero Cpn, 6/29/24 ... 34,696 33,921
6268142.SQ.FTS.B, Zero Cpn, 6/30/24 ... 4,919 3,856
6268263.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,015 1,489
6268371.SQ.FTS.B, Zero Cpn, 6/30/24 ... 786 753
6268433.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,238 1,204
6268536.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,953 3,837
6268686.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,522 3,273
6268895.SQ.FTS.B, Zero Cpn, 6/30/24 ... 156 155
6268941.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,643 3,491
6269130.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,009 2,745
6269245.SQ.FTS.B, Zero Cpn, 6/30/24 ... 7,318 6,926

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6269741.SQ.FTS.B, Zero Cpn, 6/30/24 ... $ 16,077 $ 10,333
6270137.SQ.FTS.B, Zero Cpn, 6/30/24 ... 9,606 8,823
6270504.SQ.FTS.B, Zero Cpn, 6/30/24 ... 697 690
6270715.SQ.FTS.B, Zero Cpn, 6/30/24 ... 9,815 9,492
6271064.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,379 2,294
6271110.SQ.FTS.B, Zero Cpn, 6/30/24 ... 792 739
6271130.SQ.FTS.B, Zero Cpn, 6/30/24 ... 5,097 4,981
6271247.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,225 2,110
6271297.SQ.FTS.B, Zero Cpn, 7/01/24 ... 2,890 2,840
6271419.SQ.FTS.B, Zero Cpn, 7/01/24 ... 2,161 2,113
6271548.SQ.FTS.B, Zero Cpn, 7/01/24 ... 2,251 2,168
6271589.SQ.FTS.B, Zero Cpn, 7/01/24 ... 5,632 2,238
6271709.SQ.FTS.B, Zero Cpn, 7/01/24 ... 907 852
6271749.SQ.FTS.B, Zero Cpn, 7/01/24 ... 719 713
6271806.SQ.FTS.B, Zero Cpn, 7/02/24 ... 778 565
6271965.SQ.FTS.B, Zero Cpn, 7/02/24 ... 1,134 1,123
6272126.SQ.FTS.B, Zero Cpn, 7/02/24 ... 44,357 36,714
6272606.SQ.FTS.B, Zero Cpn, 7/02/24 ... 42 41
6272614.SQ.FTS.B, Zero Cpn, 7/02/24 ... 966 641
6272631.SQ.FTS.B, Zero Cpn, 7/02/24 ... 2,057 1,938
6272668.SQ.FTS.B, Zero Cpn, 7/02/24 ... 15,905 14,313
6273772.SQ.FTS.B, Zero Cpn, 7/03/24 ... 1,693 1,037
6273991.SQ.FTS.B, Zero Cpn, 7/03/24 ... 1,869 1,830
6274032.SQ.FTS.B, Zero Cpn, 7/03/24 ... 2,950 1,644
6274083.SQ.FTS.B, Zero Cpn, 7/03/24 ... 2,412 2,372
6274157.SQ.FTS.B, Zero Cpn, 7/03/24 ... 1,438 1,402
6274209.SQ.FTS.B, Zero Cpn, 7/03/24 ... 4,126 4,057
6274385.SQ.FTS.B, Zero Cpn, 7/03/24 ... 11,299 11,058
6274822.SQ.FTS.B, Zero Cpn, 7/03/24 ... 7,552 7,107
6274990.SQ.FTS.B, Zero Cpn, 7/03/24 ... 14,810 14,548
6275878.SQ.FTS.B, Zero Cpn, 7/04/24 ... 26,409 26,027
6277193.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,122 388
6277212.SQ.FTS.B, Zero Cpn, 7/04/24 ... 12,525 12,108
6277523.SQ.FTS.B, Zero Cpn, 7/04/24 ... 339 320
6277552.SQ.FTS.B, Zero Cpn, 7/04/24 ... 7,786 7,108
6277703.SQ.FTS.B, Zero Cpn, 7/04/24 ... 9,666 9,234
6277890.SQ.FTS.B, Zero Cpn, 7/04/24 ... 9,801 8,913
6278075.SQ.FTS.B, Zero Cpn, 7/04/24 ... 11,688 11,427
6278480.SQ.FTS.B, Zero Cpn, 7/04/24 ... 15,066 14,594
6279950.SQ.FTS.B, Zero Cpn, 7/05/24 ... 13,377 12,716
6280625.SQ.FTS.B, Zero Cpn, 7/05/24 ... 1,591 1,528
6280720.SQ.FTS.B, Zero Cpn, 7/05/24 ... 6,314 5,466
6280991.SQ.FTS.B, Zero Cpn, 7/05/24 ... 3,029 2,947
6281064.SQ.FTS.B, Zero Cpn, 7/05/24 ... 6,937 6,809
6281288.SQ.FTS.B, Zero Cpn, 7/05/24 ... 5,222 5,081
6281445.SQ.FTS.B, Zero Cpn, 7/05/24 ... 12,810 12,457
6281803.SQ.FTS.B, Zero Cpn, 7/05/24 ... 12,989 12,704
6282174.SQ.FTS.B, Zero Cpn, 7/05/24 ... 1,231 1,183
6282187.SQ.FTS.B, Zero Cpn, 7/05/24 ... 7,284 6,891
6282489.SQ.FTS.B, Zero Cpn, 7/05/24 ... 4,286 4,178
6282655.SQ.FTS.B, Zero Cpn, 7/05/24 ... 1,878 1,349
6282756.SQ.FTS.B, Zero Cpn, 7/05/24 ... 2,683 2,582
6282832.SQ.FTS.B, Zero Cpn, 7/06/24 ... 3,181 2,997
6282933.SQ.FTS.B, Zero Cpn, 7/06/24 ... 5,819 4,518
6283088.SQ.FTS.B, Zero Cpn, 7/06/24 ... 12,650 12,464
6283938.SQ.FTS.B, Zero Cpn, 7/06/24 ... 2,640 2,545
6284086.SQ.FTS.B, Zero Cpn, 7/06/24 ... 6,869 6,663
6284204.SQ.FTS.B, Zero Cpn, 7/06/24 ... 1,086 1,076
Description
Principal
Amount Value
Block, Inc. (continued)
6284271.SQ.FTS.B, Zero Cpn, 7/06/24 ... $ 8,105 $ 7,187
6284407.SQ.FTS.B, Zero Cpn, 7/06/24 ... 5,060 3,425
6284484.SQ.FTS.B, Zero Cpn, 7/06/24 ... 4,682 4,555
6284746.SQ.FTS.B, Zero Cpn, 7/06/24 ... 1,786 1,122
6284762.SQ.FTS.B, Zero Cpn, 7/06/24 ... 32,136 30,207
6285358.SQ.FTS.B, Zero Cpn, 7/06/24 ... 1,226 810
6285379.SQ.FTS.B, Zero Cpn, 7/06/24 ... 534 426
6285386.SQ.FTS.B, Zero Cpn, 7/06/24 ... 5,958 5,556
6285493.SQ.FTS.B, Zero Cpn, 7/06/24 ... 4,527 4,264
6285826.SQ.FTS.B, Zero Cpn, 7/07/24 ... 18,862 6,034
6285989.SQ.FTS.B, Zero Cpn, 7/07/24 ... 1,188 1,052
6286014.SQ.FTS.B, Zero Cpn, 7/07/24 ... 15,151 14,832
6286324.SQ.FTS.B, Zero Cpn, 7/08/24 ... 2,606 2,311
6286371.SQ.FTS.B, Zero Cpn, 7/08/24 ... 677 647
6286394.SQ.FTS.B, Zero Cpn, 7/08/24 ... 8,735 8,500
6286529.SQ.FTS.B, Zero Cpn, 7/08/24 ... 487 378
6286540.SQ.FTS.B, Zero Cpn, 7/08/24 ... 6,040 5,824
6286655.SQ.FTS.B, Zero Cpn, 7/08/24 ... 16,470 15,869
6287596.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,218 1,172
6287623.SQ.FTS.B, Zero Cpn, 7/09/24 ... 9,805 9,448
6287915.SQ.FTS.B, Zero Cpn, 7/09/24 ... 16,261 10,864
6288232.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,586 1,533
6288576.SQ.FTS.B, Zero Cpn, 7/09/24 ... 8,829 8,395
6288806.SQ.FTS.B, Zero Cpn, 7/09/24 ... 2,549 2,501
6289044.SQ.FTS.B, Zero Cpn, 7/09/24 ... 5,693 5,556
6289197.SQ.FTS.B, Zero Cpn, 7/09/24 ... 4,086 3,968
6289292.SQ.FTS.B, Zero Cpn, 7/09/24 ... 2,418 2,343
6289506.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,776 3,316
6289592.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,575 3,395
6289713.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,196 2,134
6289824.SQ.FTS.B, Zero Cpn, 7/10/24 ... 676 662
6289850.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,209 3,123
6289909.SQ.FTS.B, Zero Cpn, 7/10/24 ... 584 564
6289916.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,658 2,504
6289946.SQ.FTS.B, Zero Cpn, 7/10/24 ... 14,332 13,817
6290558.SQ.FTS.B, Zero Cpn, 7/10/24 ... 4,676 4,266
6290686.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,079 716
6290705.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,205 3,076
6290807.SQ.FTS.B, Zero Cpn, 7/10/24 ... 16,116 15,261
6291094.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,671 1,638
6291134.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,253 2,129
6291172.SQ.FTS.B, Zero Cpn, 7/10/24 ... 6,760 6,359
6291298.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,519 1,467
6291332.SQ.FTS.B, Zero Cpn, 7/10/24 ... 5,712 5,482
6291423.SQ.FTS.B, Zero Cpn, 7/10/24 ... 31,301 30,111
6292238.SQ.FTS.B, Zero Cpn, 7/10/24 ... 5,869 5,373
6292303.SQ.FTS.B, Zero Cpn, 7/11/24 ... 4,190 4,060
6292453.SQ.FTS.B, Zero Cpn, 7/11/24 ... 6,234 5,413
6292590.SQ.FTS.B, Zero Cpn, 7/11/24 ... 718 678
6292798.SQ.FTS.B, Zero Cpn, 7/11/24 ... 807 793
6292832.SQ.FTS.B, Zero Cpn, 7/11/24 ... 6,318 6,122
6293048.SQ.FTS.B, Zero Cpn, 7/11/24 ... 3,637 3,531
6293155.SQ.FTS.B, Zero Cpn, 7/11/24 ... 3,488 3,370
6293286.SQ.FTS.B, Zero Cpn, 7/11/24 ... 7,310 7,164
6293587.SQ.FTS.B, Zero Cpn, 7/11/24 ... 321 319
6293655.SQ.FTS.B, Zero Cpn, 7/11/24 ... 8,335 7,816
6293924.SQ.FTS.B, Zero Cpn, 7/11/24 ... 1,971 1,896
6293970.SQ.FTS.B, Zero Cpn, 7/11/24 ... 42,936 41,759

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6297797.SQ.FTS.B, Zero Cpn, 7/12/24 ... $ 843 $ 837
6297973.SQ.FTS.B, Zero Cpn, 7/12/24 ... 24,792 21,204
6298918.SQ.FTS.B, Zero Cpn, 7/12/24 ... 4,699 4,463
6299286.SQ.FTS.B, Zero Cpn, 7/12/24 ... 6,668 6,509
6299822.SQ.FTS.B, Zero Cpn, 7/12/24 ... 35,642 29,350
6301004.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,239 984
6301061.SQ.FTS.B, Zero Cpn, 7/13/24 ... 826 804
6301138.SQ.FTS.B, Zero Cpn, 7/13/24 ... 3,023 2,771
6301279.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,157 999
6301313.SQ.FTS.B, Zero Cpn, 7/13/24 ... 2,177 1,160
6301356.SQ.FTS.B, Zero Cpn, 7/13/24 ... 2,751 2,697
6301622.SQ.FTS.B, Zero Cpn, 7/13/24 ... 3,703 3,553
6301794.SQ.FTS.B, Zero Cpn, 7/13/24 ... 18,260 15,276
6302451.SQ.FTS.B, Zero Cpn, 7/13/24 ... 48,924 29,940
6303288.SQ.FTS.B, Zero Cpn, 7/14/24 ... 6,911 6,031
6303398.SQ.FTS.B, Zero Cpn, 7/14/24 ... 7,137 6,947
6303525.SQ.FTS.B, Zero Cpn, 7/14/24 ... 789 773
6303544.SQ.FTS.B, Zero Cpn, 7/14/24 ... 8,531 7,988
6303731.SQ.FTS.B, Zero Cpn, 7/14/24 ... 1,179 617
6303742.SQ.FTS.B, Zero Cpn, 7/14/24 ... 18,748 16,442
6303928.SQ.FTS.B, Zero Cpn, 7/14/24 ... 14,676 13,924
6304272.SQ.FTS.B, Zero Cpn, 7/14/24 ... 14,058 13,145
6304540.SQ.FTS.B, Zero Cpn, 7/15/24 ... 3,243 1,871
6304704.SQ.FTS.B, Zero Cpn, 7/15/24 ... 7,782 7,543
6305017.SQ.FTS.B, Zero Cpn, 7/16/24 ... 10,463 9,540
6305199.SQ.FTS.B, Zero Cpn, 7/16/24 ... 399 369
6305210.SQ.FTS.B, Zero Cpn, 7/16/24 ... 13,514 12,779
6305475.SQ.FTS.B, Zero Cpn, 7/16/24 ... 5,101 4,956
6305552.SQ.FTS.B, Zero Cpn, 7/16/24 ... 2,002 1,397
6305567.SQ.FTS.B, Zero Cpn, 7/16/24 ... 7,950 7,678
6305711.SQ.FTS.B, Zero Cpn, 7/16/24 ... 7,837 4,250
6305830.SQ.FTS.B, Zero Cpn, 7/16/24 ... 3,623 3,484
6306038.SQ.FTS.B, Zero Cpn, 7/17/24 ... 3,216 3,162
6306206.SQ.FTS.B, Zero Cpn, 7/17/24 ... 3,279 3,082
6306307.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,425 1,161
6306454.SQ.FTS.B, Zero Cpn, 7/17/24 ... 6,291 6,155
6306672.SQ.FTS.B, Zero Cpn, 7/17/24 ... 2,939 2,845
6306917.SQ.FTS.B, Zero Cpn, 7/17/24 ... 5,611 5,391
6307093.SQ.FTS.B, Zero Cpn, 7/17/24 ... 763 661
6307129.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,362 1,314
6307157.SQ.FTS.B, Zero Cpn, 7/17/24 ... 6,121 6,043
6307646.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,489 1,205
6307666.SQ.FTS.B, Zero Cpn, 7/17/24 ... 629 573
6307670.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,477 1,402
6307709.SQ.FTS.B, Zero Cpn, 7/17/24 ... 2,210 2,127
6307843.SQ.FTS.B, Zero Cpn, 7/17/24 ... 53,032 34,262
6308517.SQ.FTS.B, Zero Cpn, 7/18/24 ... 3,125 2,954
6308588.SQ.FTS.B, Zero Cpn, 7/18/24 ... 2,508 2,371
6308638.SQ.FTS.B, Zero Cpn, 7/18/24 ... 12,615 4,760
6308867.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,169 1,135
6308905.SQ.FTS.B, Zero Cpn, 7/18/24 ... 760 750
6309135.SQ.FTS.B, Zero Cpn, 7/18/24 ... 508 489
6309217.SQ.FTS.B, Zero Cpn, 7/18/24 ... 4,366 4,273
6309478.SQ.FTS.B, Zero Cpn, 7/18/24 ... 6,553 6,341
6309680.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,915 1,882
6309782.SQ.FTS.B, Zero Cpn, 7/18/24 ... 14,908 12,481
6310087.SQ.FTS.B, Zero Cpn, 7/18/24 ... 3,995 3,899
6310398.SQ.FTS.B, Zero Cpn, 7/18/24 ... 564 550
Description
Principal
Amount Value
Block, Inc. (continued)
6310413.SQ.FTS.B, Zero Cpn, 7/18/24 ... $ 9,962 $ 9,686
6310777.SQ.FTS.B, Zero Cpn, 7/18/24 ... 2,008 1,838
6310826.SQ.FTS.B, Zero Cpn, 7/18/24 ... 34,529 32,415
6313211.SQ.FTS.B, Zero Cpn, 7/19/24 ... 3,143 2,448
6313277.SQ.FTS.B, Zero Cpn, 7/19/24 ... 9,357 8,995
6313360.SQ.FTS.B, Zero Cpn, 7/19/24 ... 27,513 26,645
6314501.SQ.FTS.B, Zero Cpn, 7/19/24 ... 6,712 6,089
6314760.SQ.FTS.B, Zero Cpn, 7/19/24 ... 24,600 23,808
6316213.SQ.FTS.B, Zero Cpn, 7/20/24 ... 963 928
6316352.SQ.FTS.B, Zero Cpn, 7/20/24 ... 17,527 14,548
6317901.SQ.FTS.B, Zero Cpn, 7/20/24 ... 10,657 8,507
6318667.SQ.FTS.B, Zero Cpn, 7/20/24 ... 8,414 8,277
6318987.SQ.FTS.B, Zero Cpn, 7/21/24 ... 6,807 6,544
6319080.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,962 1,782
6319107.SQ.FTS.B, Zero Cpn, 7/21/24 ... 3,477 3,174
6319143.SQ.FTS.B, Zero Cpn, 7/21/24 ... 5,416 5,115
6319283.SQ.FTS.B, Zero Cpn, 7/21/24 ... 6,295 6,017
6319473.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,988 1,841
6319500.SQ.FTS.B, Zero Cpn, 7/21/24 ... 4,841 4,405
6319540.SQ.FTS.B, Zero Cpn, 7/21/24 ... 22,273 21,229
6320015.SQ.FTS.B, Zero Cpn, 7/21/24 ... 2,205 2,017
6320067.SQ.FTS.B, Zero Cpn, 7/22/24 ... 8,845 8,632
6320377.SQ.FTS.B, Zero Cpn, 7/22/24 ... 1,781 1,734
6320431.SQ.FTS.B, Zero Cpn, 7/22/24 ... 2,322 2,236
6320463.SQ.FTS.B, Zero Cpn, 7/22/24 ... 2,688 2,603
6320549.SQ.FTS.B, Zero Cpn, 7/22/24 ... 5,130 5,013
6320652.SQ.FTS.B, Zero Cpn, 7/22/24 ... 645 624
6320663.SQ.FTS.B, Zero Cpn, 7/22/24 ... 3,168 3,086
6320947.SQ.FTS.B, Zero Cpn, 7/23/24 ... 15,742 15,043
6321672.SQ.FTS.B, Zero Cpn, 7/23/24 ... 931 578
6321697.SQ.FTS.B, Zero Cpn, 7/23/24 ... 9,127 8,790
6324885.SQ.FTS.B, Zero Cpn, 7/23/24 ... 13,883 12,551
6335477.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,529 1,154
6339761.SQ.FTS.B, Zero Cpn, 7/23/24 ... 5,399 5,237
6344004.SQ.FTS.B, Zero Cpn, 7/23/24 ... 8,127 7,811
6351220.SQ.FTS.B, Zero Cpn, 7/23/24 ... 8,719 5,147
6351314.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,890 1,811
6351344.SQ.FTS.B, Zero Cpn, 7/23/24 ... 4,231 4,098
6351415.SQ.FTS.B, Zero Cpn, 7/23/24 ... 22,304 21,386
6351906.SQ.FTS.B, Zero Cpn, 7/24/24 ... 1,026 993
6351923.SQ.FTS.B, Zero Cpn, 7/24/24 ... 1,088 475
6351935.SQ.FTS.B, Zero Cpn, 7/24/24 ... 44,531 39,199
6353747.SQ.FTS.B, Zero Cpn, 7/24/24 ... 67,181 58,486
6354885.SQ.FTS.B, Zero Cpn, 7/25/24 ... 8,218 8,117
6355010.SQ.FTS.B, Zero Cpn, 7/25/24 ... 5,609 4,855
6355080.SQ.FTS.B, Zero Cpn, 7/25/24 ... 2,714 2,603
6355140.SQ.FTS.B, Zero Cpn, 7/25/24 ... 11,934 10,415
6355478.SQ.FTS.B, Zero Cpn, 7/25/24 ... 8,701 8,407
6356002.SQ.FTS.B, Zero Cpn, 7/25/24 ... 9,704 9,160
6356244.SQ.FTS.B, Zero Cpn, 7/25/24 ... 8,663 8,561
6356731.SQ.FTS.B, Zero Cpn, 7/25/24 ... 28,437 26,903
6357398.SQ.FTS.B, Zero Cpn, 7/25/24 ... 44,460 42,214
6359308.SQ.FTS.B, Zero Cpn, 7/26/24 ... 5,855 5,615
6359502.SQ.FTS.B, Zero Cpn, 7/26/24 ... 2,821 2,763
6359620.SQ.FTS.B, Zero Cpn, 7/26/24 ... 3,121 3,038
6359818.SQ.FTS.B, Zero Cpn, 7/26/24 ... 21,624 18,226
6360884.SQ.FTS.B, Zero Cpn, 7/26/24 ... 2,632 2,485
6360951.SQ.FTS.B, Zero Cpn, 7/26/24 ... 7,531 6,935

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6361105.SQ.FTS.B, Zero Cpn, 7/26/24 ... $ 2,557 $ 2,512
6361294.SQ.FTS.B, Zero Cpn, 7/26/24 ... 6,186 6,020
6361679.SQ.FTS.B, Zero Cpn, 7/26/24 ... 1,993 1,951
6361843.SQ.FTS.B, Zero Cpn, 7/26/24 ... 8,582 8,350
6362076.SQ.FTS.B, Zero Cpn, 7/26/24 ... 15,924 15,145
6362559.SQ.FTS.B, Zero Cpn, 7/26/24 ... 26,180 19,182
6362721.SQ.FTS.B, Zero Cpn, 7/27/24 ... 714 688
6362860.SQ.FTS.B, Zero Cpn, 7/27/24 ... 8,745 8,163
6363192.SQ.FTS.B, Zero Cpn, 7/27/24 ... 12,833 12,119
6363637.SQ.FTS.B, Zero Cpn, 7/27/24 ... 284 275
6363644.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,945 1,891
6363686.SQ.FTS.B, Zero Cpn, 7/27/24 ... 3,800 3,737
6363846.SQ.FTS.B, Zero Cpn, 7/27/24 ... 5,501 5,044
6364087.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,553 1,442
6364181.SQ.FTS.B, Zero Cpn, 7/27/24 ... 4,110 4,033
6364316.SQ.FTS.B, Zero Cpn, 7/27/24 ... 9,579 8,747
6364585.SQ.FTS.B, Zero Cpn, 7/27/24 ... 10,550 9,679
6364887.SQ.FTS.B, Zero Cpn, 7/27/24 ... 11,393 11,174
6365238.SQ.FTS.B, Zero Cpn, 7/27/24 ... 4,412 3,832
6365292.SQ.FTS.B, Zero Cpn, 7/27/24 ... 2,095 1,891
6365338.SQ.FTS.B, Zero Cpn, 7/27/24 ... 3,834 3,620
6365501.SQ.FTS.B, Zero Cpn, 7/27/24 ... 116 113
6365589.SQ.FTS.B, Zero Cpn, 7/27/24 ... 43,021 41,192
6365766.SQ.FTS.B, Zero Cpn, 7/28/24 ... 276 272
6365782.SQ.FTS.B, Zero Cpn, 7/28/24 ... 8,561 8,284
6365981.SQ.FTS.B, Zero Cpn, 7/28/24 ... 1,801 1,691
6366011.SQ.FTS.B, Zero Cpn, 7/28/24 ... 22,475 20,486
6366264.SQ.FTS.B, Zero Cpn, 7/28/24 ... 3,395 3,294
6366324.SQ.FTS.B, Zero Cpn, 7/28/24 ... 2,887 2,747
6366373.SQ.FTS.B, Zero Cpn, 7/28/24 ... 776 603
6366383.SQ.FTS.B, Zero Cpn, 7/28/24 ... 15,614 15,159
6366953.SQ.FTS.B, Zero Cpn, 7/29/24 ... 8,670 8,390
6367499.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,591 2,479
6367703.SQ.FTS.B, Zero Cpn, 7/30/24 ... 3,486 3,372
6367936.SQ.FTS.B, Zero Cpn, 7/30/24 ... 9,904 9,332
6368537.SQ.FTS.B, Zero Cpn, 7/30/24 ... 595 585
6368935.SQ.FTS.B, Zero Cpn, 7/30/24 ... 616 587
6368986.SQ.FTS.B, Zero Cpn, 7/30/24 ... 9,745 9,149
6369291.SQ.FTS.B, Zero Cpn, 7/30/24 ... 7,906 7,670
6369532.SQ.FTS.B, Zero Cpn, 7/30/24 ... 3,194 3,002
6369635.SQ.FTS.B, Zero Cpn, 7/30/24 ... 148 146
6369651.SQ.FTS.B, Zero Cpn, 7/30/24 ... 3,072 2,927
6369707.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,559 1,527
6369738.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,502 1,363
6369816.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,970 2,850
6369918.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,269 961
6369973.SQ.FTS.B, Zero Cpn, 7/30/24 ... 8,298 8,236
6370760.SQ.FTS.B, Zero Cpn, 7/31/24 ... 3,882 3,735
6370868.SQ.FTS.B, Zero Cpn, 7/31/24 ... 5,954 5,614
6371193.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,279 1,797
6371306.SQ.FTS.B, Zero Cpn, 7/31/24 ... 24,915 20,429
6372038.SQ.FTS.B, Zero Cpn, 7/31/24 ... 8,072 7,260
6372243.SQ.FTS.B, Zero Cpn, 7/31/24 ... 78 78
6372459.SQ.FTS.B, Zero Cpn, 7/31/24 ... 5,015 4,954
6372611.SQ.FTS.B, Zero Cpn, 7/31/24 ... 632 600
6372643.SQ.FTS.B, Zero Cpn, 7/31/24 ... 9,459 8,903
6372864.SQ.FTS.B, Zero Cpn, 7/31/24 ... 6,358 6,097
6373113.SQ.FTS.B, Zero Cpn, 7/31/24 ... 30,329 29,709
Description
Principal
Amount Value
Block, Inc. (continued)
6373714.SQ.FTS.B, Zero Cpn, 7/31/24 ... $ 10,656 $ 10,366
6373935.SQ.FTS.B, Zero Cpn, 8/01/24 ... 15,193 14,303
6374560.SQ.FTS.B, Zero Cpn, 8/01/24 ... 5,145 4,952
6374829.SQ.FTS.B, Zero Cpn, 8/01/24 ... 6,237 5,707
6375056.SQ.FTS.B, Zero Cpn, 8/01/24 ... 6,493 6,376
6375258.SQ.FTS.B, Zero Cpn, 8/01/24 ... 5,145 3,702
6375409.SQ.FTS.B, Zero Cpn, 8/01/24 ... 3,896 3,591
6375496.SQ.FTS.B, Zero Cpn, 8/01/24 ... 2,077 2,019
6375594.SQ.FTS.B, Zero Cpn, 8/01/24 ... 713 682
6375604.SQ.FTS.B, Zero Cpn, 8/01/24 ... 5,827 5,699
6375782.SQ.FTS.B, Zero Cpn, 8/01/24 ... 5,545 5,319
6375880.SQ.FTS.B, Zero Cpn, 8/01/24 ... 7,991 7,574
6376098.SQ.FTS.B, Zero Cpn, 8/01/24 ... 1,291 1,274
6376152.SQ.FTS.B, Zero Cpn, 8/01/24 ... 361 352
6376186.SQ.FTS.B, Zero Cpn, 8/01/24 ... 3,347 3,270
6376252.SQ.FTS.B, Zero Cpn, 8/01/24 ... 1,578 1,241
6376382.SQ.FTS.B, Zero Cpn, 8/01/24 ... 1,098 1,034
6376430.SQ.FTS.B, Zero Cpn, 8/01/24 ... 7,785 6,525
6376520.SQ.FTS.B, Zero Cpn, 8/01/24 ... 12,405 12,257
6378678.SQ.FTS.B, Zero Cpn, 8/02/24 ... 12,319 12,068
6379177.SQ.FTS.B, Zero Cpn, 8/02/24 ... 716 573
6379217.SQ.FTS.B, Zero Cpn, 8/02/24 ... 987 974
6380372.SQ.FTS.B, Zero Cpn, 8/02/24 ... 2,176 2,024
6381071.SQ.FTS.B, Zero Cpn, 8/02/24 ... 5,821 3,220
6381231.SQ.FTS.B, Zero Cpn, 8/02/24 ... 17,132 16,565
6381758.SQ.FTS.B, Zero Cpn, 8/02/24 ... 5,406 4,799
6382017.SQ.FTS.B, Zero Cpn, 8/02/24 ... 10,565 10,393
6382192.SQ.FTS.B, Zero Cpn, 8/03/24 ... 909 876
6382230.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,145 1,111
6382270.SQ.FTS.B, Zero Cpn, 8/03/24 ... 2,852 2,408
6382340.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,593 1,557
6382392.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,792 1,669
6382445.SQ.FTS.B, Zero Cpn, 8/03/24 ... 2,986 2,714
6382618.SQ.FTS.B, Zero Cpn, 8/03/24 ... 6,966 6,653
6382943.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,001 932
6383225.SQ.FTS.B, Zero Cpn, 8/03/24 ... 4,218 3,955
6383354.SQ.FTS.B, Zero Cpn, 8/03/24 ... 9,597 9,233
6383612.SQ.FTS.B, Zero Cpn, 8/03/24 ... 33,426 32,730
6384968.SQ.FTS.B, Zero Cpn, 8/03/24 ... 8,450 7,805
6385173.SQ.FTS.B, Zero Cpn, 8/03/24 ... 3,416 3,305
6385248.SQ.FTS.B, Zero Cpn, 8/04/24 ... 10,438 9,967
6385482.SQ.FTS.B, Zero Cpn, 8/04/24 ... 2,155 2,113
6385533.SQ.FTS.B, Zero Cpn, 8/04/24 ... 3,243 3,048
6385594.SQ.FTS.B, Zero Cpn, 8/04/24 ... 3,208 3,119
6385665.SQ.FTS.B, Zero Cpn, 8/04/24 ... 843 821
6385708.SQ.FTS.B, Zero Cpn, 8/04/24 ... 4,301 4,098
6385789.SQ.FTS.B, Zero Cpn, 8/04/24 ... 1,385 1,360
6385836.SQ.FTS.B, Zero Cpn, 8/04/24 ... 737 682
6385852.SQ.FTS.B, Zero Cpn, 8/04/24 ... 12,352 12,031
6386107.SQ.FTS.B, Zero Cpn, 8/05/24 ... 776 703
6386123.SQ.FTS.B, Zero Cpn, 8/05/24 ... 3,613 2,517
6386155.SQ.FTS.B, Zero Cpn, 8/05/24 ... 2,006 1,820
6386201.SQ.FTS.B, Zero Cpn, 8/05/24 ... 5,923 5,720
6386318.SQ.FTS.B, Zero Cpn, 8/05/24 ... 520 516
6386373.SQ.FTS.B, Zero Cpn, 8/05/24 ... 1,967 1,916
6386432.SQ.FTS.B, Zero Cpn, 8/05/24 ... 4,616 4,480
6386560.SQ.FTS.B, Zero Cpn, 8/05/24 ... 1,190 1,166
6386584.SQ.FTS.B, Zero Cpn, 8/05/24 ... 16,280 15,746

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6387684.SQ.FTS.B, Zero Cpn, 8/06/24 ... $ 633 $ 626
6387707.SQ.FTS.B, Zero Cpn, 8/06/24 ... 10,764 10,495
6387991.SQ.FTS.B, Zero Cpn, 8/06/24 ... 612 595
6388035.SQ.FTS.B, Zero Cpn, 8/06/24 ... 6,352 6,071
6388183.SQ.FTS.B, Zero Cpn, 8/06/24 ... 249 245
6388188.SQ.FTS.B, Zero Cpn, 8/06/24 ... 3,045 2,864
6388246.SQ.FTS.B, Zero Cpn, 8/06/24 ... 3,068 2,660
6388334.SQ.FTS.B, Zero Cpn, 8/06/24 ... 18,474 17,889
6388839.SQ.FTS.B, Zero Cpn, 8/06/24 ... 4,955 3,354
6388964.SQ.FTS.B, Zero Cpn, 8/06/24 ... 7,389 6,776
6389092.SQ.FTS.B, Zero Cpn, 8/06/24 ... 2,757 2,544
6389136.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,512 1,488
6389187.SQ.FTS.B, Zero Cpn, 8/06/24 ... 2,144 2,007
6389241.SQ.FTS.B, Zero Cpn, 8/06/24 ... 8,633 7,819
6389476.SQ.FTS.B, Zero Cpn, 8/06/24 ... 6,795 6,663
6389692.SQ.FTS.B, Zero Cpn, 8/06/24 ... 10,028 9,526
6389937.SQ.FTS.B, Zero Cpn, 8/06/24 ... 16,260 15,168
6390169.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,440 2,380
6390236.SQ.FTS.B, Zero Cpn, 8/07/24 ... 25,429 24,393
6391119.SQ.FTS.B, Zero Cpn, 8/07/24 ... 11,318 9,238
6391376.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,532 1,495
6391413.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,289 1,250
6391482.SQ.FTS.B, Zero Cpn, 8/07/24 ... 6,437 6,291
6391686.SQ.FTS.B, Zero Cpn, 8/07/24 ... 884 803
6391713.SQ.FTS.B, Zero Cpn, 8/07/24 ... 4,385 4,279
6391785.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,444 1,378
6391839.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,527 1,314
6391900.SQ.FTS.B, Zero Cpn, 8/07/24 ... 9,124 8,807
6392131.SQ.FTS.B, Zero Cpn, 8/07/24 ... 8,661 7,941
6392264.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,798 1,750
6392316.SQ.FTS.B, Zero Cpn, 8/07/24 ... 7,591 7,187
6392541.SQ.FTS.B, Zero Cpn, 8/07/24 ... 18,237 17,235
6392804.SQ.FTS.B, Zero Cpn, 8/07/24 ... 29,672 23,765
6393258.SQ.FTS.B, Zero Cpn, 8/08/24 ... 6,072 5,624
6393460.SQ.FTS.B, Zero Cpn, 8/08/24 ... 26,506 25,520
6394647.SQ.FTS.B, Zero Cpn, 8/08/24 ... 351 328
6394656.SQ.FTS.B, Zero Cpn, 8/08/24 ... 3,796 3,456
6394772.SQ.FTS.B, Zero Cpn, 8/08/24 ... 7,551 7,050
6394978.SQ.FTS.B, Zero Cpn, 8/08/24 ... 3,045 2,410
6395080.SQ.FTS.B, Zero Cpn, 8/08/24 ... 6,714 6,394
6395225.SQ.FTS.B, Zero Cpn, 8/08/24 ... 13,426 12,887
6395381.SQ.FTS.B, Zero Cpn, 8/08/24 ... 4,148 3,808
6395454.SQ.FTS.B, Zero Cpn, 8/08/24 ... 2,529 2,438
6395473.SQ.FTS.B, Zero Cpn, 8/08/24 ... 2,217 2,100
6395510.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,428 1,389
6395540.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,016 968
6395579.SQ.FTS.B, Zero Cpn, 8/08/24 ... 16,289 16,051
6397785.SQ.FTS.B, Zero Cpn, 8/09/24 ... 1,446 1,361
6397835.SQ.FTS.B, Zero Cpn, 8/09/24 ... 8,015 7,651
6398028.SQ.FTS.B, Zero Cpn, 8/09/24 ... 25,009 24,393
6399248.SQ.FTS.B, Zero Cpn, 8/09/24 ... 10,409 10,097
6399623.SQ.FTS.B, Zero Cpn, 8/09/24 ... 5,299 4,619
6399808.SQ.FTS.B, Zero Cpn, 8/09/24 ... 5,425 3,826
6399945.SQ.FTS.B, Zero Cpn, 8/09/24 ... 61,721 58,035
6401143.SQ.FTS.B, Zero Cpn, 8/10/24 ... 16,143 15,506
6401578.SQ.FTS.B, Zero Cpn, 8/10/24 ... 5,545 5,348
6401826.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,093 1,900
6401986.SQ.FTS.B, Zero Cpn, 8/10/24 ... 639 626
Description
Principal
Amount Value
Block, Inc. (continued)
6402002.SQ.FTS.B, Zero Cpn, 8/10/24 ... $ 20,958 $ 19,827
6402588.SQ.FTS.B, Zero Cpn, 8/10/24 ... 27,858 25,308
6403304.SQ.FTS.B, Zero Cpn, 8/10/24 ... 3,211 3,153
6403399.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,894 2,753
6403460.SQ.FTS.B, Zero Cpn, 8/10/24 ... 4,782 4,506
6403655.SQ.FTS.B, Zero Cpn, 8/10/24 ... 34,906 33,822
6404013.SQ.FTS.B, Zero Cpn, 8/11/24 ... 1,761 591
6404105.SQ.FTS.B, Zero Cpn, 8/11/24 ... 737 723
6404123.SQ.FTS.B, Zero Cpn, 8/11/24 ... 13,187 12,757
6404377.SQ.FTS.B, Zero Cpn, 8/11/24 ... 5,656 5,526
6404470.SQ.FTS.B, Zero Cpn, 8/11/24 ... 11,152 8,514
6404657.SQ.FTS.B, Zero Cpn, 8/11/24 ... 1,940 1,902
6404711.SQ.FTS.B, Zero Cpn, 8/12/24 ... 2,111 791
6404730.SQ.FTS.B, Zero Cpn, 8/12/24 ... 1,757 1,678
6404777.SQ.FTS.B, Zero Cpn, 8/12/24 ... 1,542 1,517
6404826.SQ.FTS.B, Zero Cpn, 8/12/24 ... 722 711
6404863.SQ.FTS.B, Zero Cpn, 8/12/24 ... 7,473 7,077
6404986.SQ.FTS.B, Zero Cpn, 8/12/24 ... 3,191 3,038
6405032.SQ.FTS.B, Zero Cpn, 8/12/24 ... 1,444 1,410
6405068.SQ.FTS.B, Zero Cpn, 8/12/24 ... 1,230 646
6405095.SQ.FTS.B, Zero Cpn, 8/12/24 ... 9,536 8,630
6405225.SQ.FTS.B, Zero Cpn, 8/12/24 ... 7,118 6,386
6405300.SQ.FTS.B, Zero Cpn, 8/12/24 ... 1,150 809
6405500.SQ.FTS.B, Zero Cpn, 8/13/24 ... 5,527 5,396
6406065.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,449 1,409
6406132.SQ.FTS.B, Zero Cpn, 8/13/24 ... 12,234 12,033
6406651.SQ.FTS.B, Zero Cpn, 8/13/24 ... 3,453 3,377
6406734.SQ.FTS.B, Zero Cpn, 8/13/24 ... 3,230 3,080
6406851.SQ.FTS.B, Zero Cpn, 8/13/24 ... 15,538 14,614
6407232.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,072 1,274
6407421.SQ.FTS.B, Zero Cpn, 8/13/24 ... 3,226 2,941
6407495.SQ.FTS.B, Zero Cpn, 8/13/24 ... 4,448 4,352
6407732.SQ.FTS.B, Zero Cpn, 8/13/24 ... 5,032 4,767
6407869.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,732 1,618
6407953.SQ.FTS.B, Zero Cpn, 8/13/24 ... 15,590 14,562
6408411.SQ.FTS.B, Zero Cpn, 8/13/24 ... 19,389 16,552
6408737.SQ.FTS.B, Zero Cpn, 8/13/24 ... 10,577 10,232
6408809.SQ.FTS.B, Zero Cpn, 8/14/24 ... 4,940 4,815
6408982.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,882 1,654
6409373.SQ.FTS.B, Zero Cpn, 8/14/24 ... 5,657 5,375
6409817.SQ.FTS.B, Zero Cpn, 8/14/24 ... 36,548 33,577
6410779.SQ.FTS.B, Zero Cpn, 8/14/24 ... 6,921 6,542
6410871.SQ.FTS.B, Zero Cpn, 8/14/24 ... 441 429
6410885.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,763 2,535
6410921.SQ.FTS.B, Zero Cpn, 8/14/24 ... 36,727 35,491
6411813.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,575 2,527
6411910.SQ.FTS.B, Zero Cpn, 8/14/24 ... 353 347
6411928.SQ.FTS.B, Zero Cpn, 8/14/24 ... 61,184 58,353
6412029.SQ.FTS.B, Zero Cpn, 8/15/24 ... 249 240
6412065.SQ.FTS.B, Zero Cpn, 8/15/24 ... 4,284 2,461
6412168.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,396 1,304
6412205.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,297 3,120
6412313.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,377 2,300
6412425.SQ.FTS.B, Zero Cpn, 8/15/24 ... 880 852
6412494.SQ.FTS.B, Zero Cpn, 8/15/24 ... 4,281 4,053
6412667.SQ.FTS.B, Zero Cpn, 8/15/24 ... 6,157 5,948
6412851.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,733 3,639
6412969.SQ.FTS.B, Zero Cpn, 8/15/24 ... 4,982 4,805

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6413114.SQ.FTS.B, Zero Cpn, 8/15/24 ... $ 2,082 $ 1,926
6413181.SQ.FTS.B, Zero Cpn, 8/15/24 ... 4,433 3,650
6413274.SQ.FTS.B, Zero Cpn, 8/15/24 ... 24,094 19,983
6413919.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,792 2,596
6413975.SQ.FTS.B, Zero Cpn, 8/15/24 ... 8,795 8,145
6414176.SQ.FTS.B, Zero Cpn, 8/15/24 ... 12,087 11,751
6414417.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,884 1,523
6414440.SQ.FTS.B, Zero Cpn, 8/15/24 ... 12,519 11,104
6417918.SQ.FTS.B, Zero Cpn, 8/16/24 ... 1,276 940
6417951.SQ.FTS.B, Zero Cpn, 8/16/24 ... 8,824 7,446
6418107.SQ.FTS.B, Zero Cpn, 8/16/24 ... 6,464 6,326
6418448.SQ.FTS.B, Zero Cpn, 8/16/24 ... 6,224 6,137
6418829.SQ.FTS.B, Zero Cpn, 8/16/24 ... 448 432
6418890.SQ.FTS.B, Zero Cpn, 8/16/24 ... 791 745
6418930.SQ.FTS.B, Zero Cpn, 8/16/24 ... 13,094 12,553
6419394.SQ.FTS.B, Zero Cpn, 8/16/24 ... 11,671 7,538
6419654.SQ.FTS.B, Zero Cpn, 8/16/24 ... 24,622 23,945
6420400.SQ.FTS.B, Zero Cpn, 8/16/24 ... 4,308 4,131
6420469.SQ.FTS.B, Zero Cpn, 8/16/24 ... 7,059 6,969
6420818.SQ.FTS.B, Zero Cpn, 8/16/24 ... 299 292
6420849.SQ.FTS.B, Zero Cpn, 8/16/24 ... 19,898 19,518
6421972.SQ.FTS.B, Zero Cpn, 8/17/24 ... 5,184 4,979
6422299.SQ.FTS.B, Zero Cpn, 8/17/24 ... 3,450 3,297
6422382.SQ.FTS.B, Zero Cpn, 8/17/24 ... 28,414 27,386
6423213.SQ.FTS.B, Zero Cpn, 8/17/24 ... 6,655 6,188
6423320.SQ.FTS.B, Zero Cpn, 8/17/24 ... 3,305 3,255
6423457.SQ.FTS.B, Zero Cpn, 8/17/24 ... 899 167
6423534.SQ.FTS.B, Zero Cpn, 8/17/24 ... 4,021 3,942
6423973.SQ.FTS.B, Zero Cpn, 8/17/24 ... 16,965 16,307
6424183.SQ.FTS.B, Zero Cpn, 8/18/24 ... 9,396 9,084
6424306.SQ.FTS.B, Zero Cpn, 8/18/24 ... 426 408
6424326.SQ.FTS.B, Zero Cpn, 8/18/24 ... 1,968 1,925
6424352.SQ.FTS.B, Zero Cpn, 8/18/24 ... 1,759 1,574
6424419.SQ.FTS.B, Zero Cpn, 8/18/24 ... 1,955 1,083
6424447.SQ.FTS.B, Zero Cpn, 8/18/24 ... 5,851 5,705
6424610.SQ.FTS.B, Zero Cpn, 8/18/24 ... 3,481 3,142
6424657.SQ.FTS.B, Zero Cpn, 8/18/24 ... 16,986 16,617
6425155.SQ.FTS.B, Zero Cpn, 8/19/24 ... 3,354 3,112
6425215.SQ.FTS.B, Zero Cpn, 8/19/24 ... 7,211 6,851
6425368.SQ.FTS.B, Zero Cpn, 8/19/24 ... 1,207 1,130
6425387.SQ.FTS.B, Zero Cpn, 8/19/24 ... 5,976 5,793
6425500.SQ.FTS.B, Zero Cpn, 8/19/24 ... 1,450 1,399
6425518.SQ.FTS.B, Zero Cpn, 8/20/24 ... 106 103
6425521.SQ.FTS.B, Zero Cpn, 8/20/24 ... 1,388 1,317
6425535.SQ.FTS.B, Zero Cpn, 8/20/24 ... 26,982 23,466
6426021.SQ.FTS.B, Zero Cpn, 8/20/24 ... 3,919 3,837
6426261.SQ.FTS.B, Zero Cpn, 8/20/24 ... 9,422 9,079
6426430.SQ.FTS.B, Zero Cpn, 8/20/24 ... 950 900
6426445.SQ.FTS.B, Zero Cpn, 8/20/24 ... 1,330 1,297
6426469.SQ.FTS.B, Zero Cpn, 8/20/24 ... 4,233 4,078
6426517.SQ.FTS.B, Zero Cpn, 8/20/24 ... 3,029 2,959
6426589.SQ.FTS.B, Zero Cpn, 8/20/24 ... 1,451 1,413
6426717.SQ.FTS.B, Zero Cpn, 8/20/24 ... 4,267 4,014
6426775.SQ.FTS.B, Zero Cpn, 8/20/24 ... 4,868 4,721
6427014.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,149 972
6427032.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,472 1,023
6427051.SQ.FTS.B, Zero Cpn, 8/21/24 ... 10,660 7,124
6427445.SQ.FTS.B, Zero Cpn, 8/21/24 ... 6,571 5,698
Description
Principal
Amount Value
Block, Inc. (continued)
6427754.SQ.FTS.B, Zero Cpn, 8/21/24 ... $ 3,243 $ 2,391
6427969.SQ.FTS.B, Zero Cpn, 8/21/24 ... 6,874 6,098
6428150.SQ.FTS.B, Zero Cpn, 8/21/24 ... 14,605 14,213
6428693.SQ.FTS.B, Zero Cpn, 8/21/24 ... 4,755 4,581
6428794.SQ.FTS.B, Zero Cpn, 8/21/24 ... 4,659 4,408
6428886.SQ.FTS.B, Zero Cpn, 8/21/24 ... 5,747 5,332
6429002.SQ.FTS.B, Zero Cpn, 8/21/24 ... 3,154 3,040
6429072.SQ.FTS.B, Zero Cpn, 8/21/24 ... 953 900
6429105.SQ.FTS.B, Zero Cpn, 8/21/24 ... 52,337 50,290
6430098.SQ.FTS.B, Zero Cpn, 8/22/24 ... 4,014 3,859
6430218.SQ.FTS.B, Zero Cpn, 8/22/24 ... 16,550 15,796
6430605.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,562 1,478
6430683.SQ.FTS.B, Zero Cpn, 8/22/24 ... 4,785 4,669
6430924.SQ.FTS.B, Zero Cpn, 8/22/24 ... 5,723 5,572
6431104.SQ.FTS.B, Zero Cpn, 8/22/24 ... 6,330 6,063
6431296.SQ.FTS.B, Zero Cpn, 8/22/24 ... 4,337 3,619
6431499.SQ.FTS.B, Zero Cpn, 8/22/24 ... 937 752
6431531.SQ.FTS.B, Zero Cpn, 8/22/24 ... 9,186 8,624
6432206.SQ.FTS.B, Zero Cpn, 8/22/24 ... 3,326 3,173
6432257.SQ.FTS.B, Zero Cpn, 8/22/24 ... 5,165 5,025
6432368.SQ.FTS.B, Zero Cpn, 8/22/24 ... 7,198 6,798
6432495.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,564 1,526
6432554.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,163 1,110
6432570.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,789 1,762
6432592.SQ.FTS.B, Zero Cpn, 8/22/24 ... 12,065 10,815
6432799.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,368 1,288
6432834.SQ.FTS.B, Zero Cpn, 8/22/24 ... 6,127 5,981
6432982.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,686 1,623
6433065.SQ.FTS.B, Zero Cpn, 8/22/24 ... 2,820 2,713
6433147.SQ.FTS.B, Zero Cpn, 8/22/24 ... 376 374
6433271.SQ.FTS.B, Zero Cpn, 8/22/24 ... 3,084 2,446
6433283.SQ.FTS.B, Zero Cpn, 8/22/24 ... 28,015 27,142
6435246.SQ.FTS.B, Zero Cpn, 8/23/24 ... 49,516 47,849
6436225.SQ.FTS.B, Zero Cpn, 8/23/24 ... 3,160 2,932
6436393.SQ.FTS.B, Zero Cpn, 8/23/24 ... 5,376 5,165
6436620.SQ.FTS.B, Zero Cpn, 8/23/24 ... 6,501 5,914
6436847.SQ.FTS.B, Zero Cpn, 8/23/24 ... 6,713 5,974
6436932.SQ.FTS.B, Zero Cpn, 8/23/24 ... 5,065 4,831
6439282.SQ.FTS.B, Zero Cpn, 8/23/24 ... 2,799 2,640
6439336.SQ.FTS.B, Zero Cpn, 8/23/24 ... 10,031 8,106
6439544.SQ.FTS.B, Zero Cpn, 8/23/24 ... 10,081 9,824
6439799.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,802 1,693
6439846.SQ.FTS.B, Zero Cpn, 8/23/24 ... 2,328 2,258
6439919.SQ.FTS.B, Zero Cpn, 8/23/24 ... 5,960 5,667
6440056.SQ.FTS.B, Zero Cpn, 8/23/24 ... 3,043 2,818
6440087.SQ.FTS.B, Zero Cpn, 8/23/24 ... 5,303 5,031
6440247.SQ.FTS.B, Zero Cpn, 8/23/24 ... 5,679 5,460
6440915.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,202 706
6441178.SQ.FTS.B, Zero Cpn, 8/24/24 ... 27,793 27,536
6443019.SQ.FTS.B, Zero Cpn, 8/24/24 ... 30,393 29,092
6443584.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,891 1,768
6443705.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,309 378
6443722.SQ.FTS.B, Zero Cpn, 8/24/24 ... 12,741 11,705
6443946.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,323 1,925
6444044.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,897 2,822
6444109.SQ.FTS.B, Zero Cpn, 8/24/24 ... 25,712 24,793
6444348.SQ.FTS.B, Zero Cpn, 8/25/24 ... 1,286 1,138
6444409.SQ.FTS.B, Zero Cpn, 8/25/24 ... 19,736 18,824

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6444607.SQ.FTS.B, Zero Cpn, 8/25/24 ... $ 13,970 $ 13,662
6445198.SQ.FTS.B, Zero Cpn, 8/26/24 ... 3,248 3,133
6445330.SQ.FTS.B, Zero Cpn, 8/26/24 ... 3,752 3,564
6445692.SQ.FTS.B, Zero Cpn, 8/26/24 ... 3,455 3,334
6446832.SQ.FTS.B, Zero Cpn, 8/27/24 ... 4,886 4,197
6447036.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,646 1,586
6447204.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,172 1,131
6447311.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,161 1,118
6447362.SQ.FTS.B, Zero Cpn, 8/27/24 ... 17,121 12,916
6447960.SQ.FTS.B, Zero Cpn, 8/27/24 ... 9,866 9,579
6448363.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,249 1,230
6448425.SQ.FTS.B, Zero Cpn, 8/27/24 ... 8,304 8,070
6449050.SQ.FTS.B, Zero Cpn, 8/27/24 ... 683 586
6449069.SQ.FTS.B, Zero Cpn, 8/27/24 ... 3,752 3,408
6449290.SQ.FTS.B, Zero Cpn, 8/27/24 ... 544 537
6449387.SQ.FTS.B, Zero Cpn, 8/27/24 ... 339 336
6449442.SQ.FTS.B, Zero Cpn, 8/28/24 ... 31,091 29,188
6450204.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,612 3,457
6450386.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,846 2,723
6450586.SQ.FTS.B, Zero Cpn, 8/28/24 ... 9,141 7,823
6450873.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,920 1,828
6450914.SQ.FTS.B, Zero Cpn, 8/28/24 ... 18,039 17,536
6451468.SQ.FTS.B, Zero Cpn, 8/28/24 ... 5,702 5,468
6451547.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,335 3,228
6451649.SQ.FTS.B, Zero Cpn, 8/28/24 ... 24,444 19,601
6452083.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,998 3,850
6452179.SQ.FTS.B, Zero Cpn, 8/28/24 ... 816 535
6452192.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,560 1,393
6452254.SQ.FTS.B, Zero Cpn, 8/28/24 ... 35,963 34,169
6452781.SQ.FTS.B, Zero Cpn, 8/28/24 ... 4,983 4,787
6452851.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,818 1,789
6452907.SQ.FTS.B, Zero Cpn, 9/01/24 ... 55,075 53,443
6454149.SQ.FTS.B, Zero Cpn, 9/01/24 ... 2,103 1,931
6454187.SQ.FTS.B, Zero Cpn, 9/01/24 ... 10,636 9,944
6454450.SQ.FTS.B, Zero Cpn, 9/01/24 ... 973 944
6454476.SQ.FTS.B, Zero Cpn, 9/01/24 ... 15,662 14,728
6454684.SQ.FTS.B, Zero Cpn, 9/01/24 ... 25,616 23,929
6455116.SQ.FTS.B, Zero Cpn, 9/01/24 ... 7,845 6,348
6455363.SQ.FTS.B, Zero Cpn, 9/01/24 ... 3,552 3,425
6455420.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,152 1,133
6455470.SQ.FTS.B, Zero Cpn, 9/01/24 ... 3,060 2,875
6457335.SQ.FTS.B, Zero Cpn, 9/02/24 ... 1,482 1,375
6457382.SQ.FTS.B, Zero Cpn, 9/02/24 ... 100 99
6457397.SQ.FTS.B, Zero Cpn, 9/02/24 ... 24,629 23,681
6457841.SQ.FTS.B, Zero Cpn, 9/02/24 ... 17,702 16,969
6458143.SQ.FTS.B, Zero Cpn, 9/02/24 ... 4,904 4,599
6458308.SQ.FTS.B, Zero Cpn, 9/02/24 ... 2,716 2,285
6458371.SQ.FTS.B, Zero Cpn, 9/02/24 ... 8,267 6,185
6458550.SQ.FTS.B, Zero Cpn, 9/02/24 ... 22,225 21,856
6459191.SQ.FTS.B, Zero Cpn, 9/02/24 ... 1,105 1,045
6459197.SQ.FTS.B, Zero Cpn, 9/02/24 ... 15,659 15,428
6459855.SQ.FTS.B, Zero Cpn, 9/02/24 ... 6,300 5,412
6460071.SQ.FTS.B, Zero Cpn, 9/02/24 ... 317 302
6460082.SQ.FTS.B, Zero Cpn, 9/02/24 ... 8,065 7,443
6460388.SQ.FTS.B, Zero Cpn, 9/02/24 ... 1,339 1,297
6460464.SQ.FTS.B, Zero Cpn, 9/02/24 ... 451 443
6460474.SQ.FTS.B, Zero Cpn, 9/02/24 ... 399 385
6460488.SQ.FTS.B, Zero Cpn, 9/02/24 ... 1,496 1,450
Description
Principal
Amount Value
Block, Inc. (continued)
6460771.SQ.FTS.B, Zero Cpn, 9/03/24 ... $ 2,674 $ 2,560
6460963.SQ.FTS.B, Zero Cpn, 9/03/24 ... 18,377 17,242
6461670.SQ.FTS.B, Zero Cpn, 9/03/24 ... 9,923 9,442
6462246.SQ.FTS.B, Zero Cpn, 9/03/24 ... 977 932
6462265.SQ.FTS.B, Zero Cpn, 9/03/24 ... 26,815 25,758
6462700.SQ.FTS.B, Zero Cpn, 9/03/24 ... 6,428 5,610
6462955.SQ.FTS.B, Zero Cpn, 9/03/24 ... 1,711 1,680
6463025.SQ.FTS.B, Zero Cpn, 9/03/24 ... 2,779 2,572
6463165.SQ.FTS.B, Zero Cpn, 9/03/24 ... 2,238 2,115
6463274.SQ.FTS.B, Zero Cpn, 9/03/24 ... 49,559 46,121
6463663.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,151 1,120
6463689.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,162 1,107
6463708.SQ.FTS.B, Zero Cpn, 9/04/24 ... 2,429 2,294
6463746.SQ.FTS.B, Zero Cpn, 9/04/24 ... 3,639 3,532
6463795.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,650 1,555
6463826.SQ.FTS.B, Zero Cpn, 9/04/24 ... 747 681
6463876.SQ.FTS.B, Zero Cpn, 9/04/24 ... 10,982 10,619
6464055.SQ.FTS.B, Zero Cpn, 9/04/24 ... 6,682 6,522
6464157.SQ.FTS.B, Zero Cpn, 9/04/24 ... 2,147 2,076
6464217.SQ.FTS.B, Zero Cpn, 9/04/24 ... 6,422 6,168
6464330.SQ.FTS.B, Zero Cpn, 9/04/24 ... 871 838
6464359.SQ.FTS.B, Zero Cpn, 9/04/24 ... 5,532 5,328
6464495.SQ.FTS.B, Zero Cpn, 9/05/24 ... 1,238 1,213
6464532.SQ.FTS.B, Zero Cpn, 9/05/24 ... 7,209 6,624
6464721.SQ.FTS.B, Zero Cpn, 9/05/24 ... 16,336 15,906
6465069.SQ.FTS.B, Zero Cpn, 9/05/24 ... 1,066 971
6465091.SQ.FTS.B, Zero Cpn, 9/05/24 ... 418 398
6465123.SQ.FTS.B, Zero Cpn, 9/05/24 ... 2,784 2,682
6465179.SQ.FTS.B, Zero Cpn, 9/05/24 ... 18,814 17,583
6466885.SQ.FTS.B, Zero Cpn, 9/06/24 ... 4,773 4,667
6467182.SQ.FTS.B, Zero Cpn, 9/06/24 ... 5,224 4,903
6467343.SQ.FTS.B, Zero Cpn, 9/06/24 ... 40,794 39,791
6468643.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,497 2,278
6468712.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,389 915
6468755.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,878 2,784
6468827.SQ.FTS.B, Zero Cpn, 9/06/24 ... 4,046 3,681
6468944.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,041 1,003
6469005.SQ.FTS.B, Zero Cpn, 9/07/24 ... 9,773 9,479
6469473.SQ.FTS.B, Zero Cpn, 9/07/24 ... 3,212 3,053
6469565.SQ.FTS.B, Zero Cpn, 9/07/24 ... 4,456 4,169
6469680.SQ.FTS.B, Zero Cpn, 9/07/24 ... 6,526 6,155
6470042.SQ.FTS.B, Zero Cpn, 9/07/24 ... 8,282 7,705
6470310.SQ.FTS.B, Zero Cpn, 9/07/24 ... 1,000 977
6470963.SQ.FTS.B, Zero Cpn, 9/07/24 ... 9,178 8,389
6471093.SQ.FTS.B, Zero Cpn, 9/07/24 ... 2,486 2,457
6471142.SQ.FTS.B, Zero Cpn, 9/07/24 ... 410 395
6471145.SQ.FTS.B, Zero Cpn, 9/07/24 ... 6,354 5,529
6471489.SQ.FTS.B, Zero Cpn, 9/07/24 ... 748 736
6471507.SQ.FTS.B, Zero Cpn, 9/07/24 ... 24,479 23,510
6472007.SQ.FTS.B, Zero Cpn, 9/07/24 ... 6,427 5,896
6472155.SQ.FTS.B, Zero Cpn, 9/07/24 ... 828 638
6472220.SQ.FTS.B, Zero Cpn, 9/07/24 ... 10,456 10,244
6472473.SQ.FTS.B, Zero Cpn, 9/07/24 ... 3,835 3,681
6472563.SQ.FTS.B, Zero Cpn, 9/07/24 ... 1,912 1,806
6472589.SQ.FTS.B, Zero Cpn, 9/07/24 ... 846 782
6472602.SQ.FTS.B, Zero Cpn, 9/07/24 ... 2,362 2,291
6472660.SQ.FTS.B, Zero Cpn, 9/08/24 ... 11,531 10,917
6472856.SQ.FTS.B, Zero Cpn, 9/08/24 ... 16,601 14,176

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6473202.SQ.FTS.B, Zero Cpn, 9/08/24 ... $ 939 $ 917
6473234.SQ.FTS.B, Zero Cpn, 9/08/24 ... 21,338 20,406
6473854.SQ.FTS.B, Zero Cpn, 9/08/24 ... 7,213 7,103
6474103.SQ.FTS.B, Zero Cpn, 9/08/24 ... 56,120 52,097
6475632.SQ.FTS.B, Zero Cpn, 9/08/24 ... 18,348 17,539
6477778.SQ.FTS.B, Zero Cpn, 9/09/24 ... 41,872 39,308
6479264.SQ.FTS.B, Zero Cpn, 9/09/24 ... 4,190 3,988
6479434.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,893 1,544
6479465.SQ.FTS.B, Zero Cpn, 9/09/24 ... 3,104 2,992
6479607.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,441 2,331
6479699.SQ.FTS.B, Zero Cpn, 9/09/24 ... 531 517
6479734.SQ.FTS.B, Zero Cpn, 9/09/24 ... 17,095 16,505
6480025.SQ.FTS.B, Zero Cpn, 9/09/24 ... 6,855 6,591
6480110.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,623 2,454
6480235.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,190 1,137
6480254.SQ.FTS.B, Zero Cpn, 9/09/24 ... 932 883
6480288.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,980 1,865
6480325.SQ.FTS.B, Zero Cpn, 9/09/24 ... 9,557 9,289
6480539.SQ.FTS.B, Zero Cpn, 9/09/24 ... 24,689 24,047
6481471.SQ.FTS.B, Zero Cpn, 9/10/24 ... 60,415 38,837
6482947.SQ.FTS.B, Zero Cpn, 9/10/24 ... 23,861 22,916
6483524.SQ.FTS.B, Zero Cpn, 9/10/24 ... 619 598
6483552.SQ.FTS.B, Zero Cpn, 9/10/24 ... 5,122 5,041
6483676.SQ.FTS.B, Zero Cpn, 9/10/24 ... 5,114 4,882
6483811.SQ.FTS.B, Zero Cpn, 9/10/24 ... 35,068 33,217
6484353.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,158 2,060
6484457.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,937 2,419
6484508.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,025 908
6484568.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,639 1,615
6484644.SQ.FTS.B, Zero Cpn, 9/10/24 ... 29,254 25,728
6484967.SQ.FTS.B, Zero Cpn, 9/10/24 ... 8,940 8,539
6484990.SQ.FTS.B, Zero Cpn, 9/11/24 ... 8,196 6,907
6485100.SQ.FTS.B, Zero Cpn, 9/11/24 ... 625 560
6485142.SQ.FTS.B, Zero Cpn, 9/11/24 ... 7,054 6,436
6485277.SQ.FTS.B, Zero Cpn, 9/11/24 ... 13,665 13,293
6485599.SQ.FTS.B, Zero Cpn, 9/11/24 ... 3,487 3,397
6485654.SQ.FTS.B, Zero Cpn, 9/11/24 ... 31,590 29,387
6486262.SQ.FTS.B, Zero Cpn, 9/12/24 ... 1,339 1,292
6486322.SQ.FTS.B, Zero Cpn, 9/12/24 ... 14,308 13,532
6486754.SQ.FTS.B, Zero Cpn, 9/13/24 ... 19,824 16,275
6487589.SQ.FTS.B, Zero Cpn, 9/13/24 ... 2,957 2,874
6487721.SQ.FTS.B, Zero Cpn, 9/13/24 ... 18,423 17,725
6488326.SQ.FTS.B, Zero Cpn, 9/13/24 ... 6,526 6,226
6488513.SQ.FTS.B, Zero Cpn, 9/13/24 ... 572 555
6488534.SQ.FTS.B, Zero Cpn, 9/13/24 ... 4,721 4,463
6488780.SQ.FTS.B, Zero Cpn, 9/13/24 ... 53,668 51,511
6490032.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,366 1,106
6490397.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,917 1,890
6490527.SQ.FTS.B, Zero Cpn, 9/14/24 ... 6,459 6,220
6490690.SQ.FTS.B, Zero Cpn, 9/14/24 ... 406 394
6490724.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,529 2,403
6490934.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,771 1,519
6490995.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,262 2,116
6491102.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,433 1,021
6491558.SQ.FTS.B, Zero Cpn, 9/14/24 ... 24,496 23,175
6492223.SQ.FTS.B, Zero Cpn, 9/14/24 ... 23,121 21,629
6492811.SQ.FTS.B, Zero Cpn, 9/14/24 ... 4,475 4,320
6492962.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,024 2,979
Description
Principal
Amount Value
Block, Inc. (continued)
6493114.SQ.FTS.B, Zero Cpn, 9/14/24 ... $ 1,895 $ 1,726
6493146.SQ.FTS.B, Zero Cpn, 9/14/24 ... 4,302 4,153
6493336.SQ.FTS.B, Zero Cpn, 9/14/24 ... 9,548 9,038
6493444.SQ.FTS.B, Zero Cpn, 9/14/24 ... 4,849 4,551
6493558.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,031 1,963
6493582.SQ.FTS.B, Zero Cpn, 9/14/24 ... 4,850 4,614
6493703.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,425 2,262
6493728.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,315 1,288
6493757.SQ.FTS.B, Zero Cpn, 9/14/24 ... 532 487
6493764.SQ.FTS.B, Zero Cpn, 9/14/24 ... 5,617 5,472
6493807.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,260 1,174
6493862.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,209 1,080
6493901.SQ.FTS.B, Zero Cpn, 9/15/24 ... 5,878 5,483
6494001.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,058 1,041
6494229.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,685 1,601
6494303.SQ.FTS.B, Zero Cpn, 9/15/24 ... 26,641 24,887
6495063.SQ.FTS.B, Zero Cpn, 9/15/24 ... 3,743 3,573
6495134.SQ.FTS.B, Zero Cpn, 9/15/24 ... 4,008 3,296
6495272.SQ.FTS.B, Zero Cpn, 9/15/24 ... 3,745 3,621
6495805.SQ.FTS.B, Zero Cpn, 9/15/24 ... 938 561
6495825.SQ.FTS.B, Zero Cpn, 9/15/24 ... 57,254 51,348
6496661.SQ.FTS.B, Zero Cpn, 9/15/24 ... 6,999 6,745
6496824.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,483 2,347
6496848.SQ.FTS.B, Zero Cpn, 9/15/24 ... 915 886
6496859.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,394 2,266
6496903.SQ.FTS.B, Zero Cpn, 9/15/24 ... 3,476 2,968
6496985.SQ.FTS.B, Zero Cpn, 9/15/24 ... 3,853 3,700
6497045.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,075 1,848
6497072.SQ.FTS.B, Zero Cpn, 9/15/24 ... 27,916 23,833
6499066.SQ.FTS.B, Zero Cpn, 9/16/24 ... 4,297 2,824
6499129.SQ.FTS.B, Zero Cpn, 9/16/24 ... 7,794 7,541
6499262.SQ.FTS.B, Zero Cpn, 9/16/24 ... 3,793 3,633
6499348.SQ.FTS.B, Zero Cpn, 9/16/24 ... 866 833
6499390.SQ.FTS.B, Zero Cpn, 9/16/24 ... 3,076 2,322
6499466.SQ.FTS.B, Zero Cpn, 9/16/24 ... 3,794 3,450
6499564.SQ.FTS.B, Zero Cpn, 9/16/24 ... 1,664 1,595
6499639.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,303 2,082
6499728.SQ.FTS.B, Zero Cpn, 9/16/24 ... 10,822 9,851
6500167.SQ.FTS.B, Zero Cpn, 9/16/24 ... 1,066 1,026
6500218.SQ.FTS.B, Zero Cpn, 9/16/24 ... 3,681 3,574
6500302.SQ.FTS.B, Zero Cpn, 9/16/24 ... 26,960 25,187
6501126.SQ.FTS.B, Zero Cpn, 9/16/24 ... 3,966 3,804
6501269.SQ.FTS.B, Zero Cpn, 9/16/24 ... 1,656 1,351
6501304.SQ.FTS.B, Zero Cpn, 9/16/24 ... 9,131 8,068
6501466.SQ.FTS.B, Zero Cpn, 9/16/24 ... 4,610 4,200
6501637.SQ.FTS.B, Zero Cpn, 9/16/24 ... 4,826 4,663
6501703.SQ.FTS.B, Zero Cpn, 9/16/24 ... 10,340 9,816
6502410.SQ.FTS.B, Zero Cpn, 9/16/24 ... 3,071 2,973
6502500.SQ.FTS.B, Zero Cpn, 9/16/24 ... 4,689 4,449
6502619.SQ.FTS.B, Zero Cpn, 9/17/24 ... 34,925 30,464
6503521.SQ.FTS.B, Zero Cpn, 9/17/24 ... 953 935
6503552.SQ.FTS.B, Zero Cpn, 9/17/24 ... 328 306
6503553.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,496 1,454
6503613.SQ.FTS.B, Zero Cpn, 9/17/24 ... 6,518 6,279
6503838.SQ.FTS.B, Zero Cpn, 9/17/24 ... 3,916 3,750
6503932.SQ.FTS.B, Zero Cpn, 9/17/24 ... 13,356 12,302
6504146.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,573 1,487
6504172.SQ.FTS.B, Zero Cpn, 9/17/24 ... 157 152

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6504182.SQ.FTS.B, Zero Cpn, 9/17/24 ... $ 5,583 $ 5,362
6504319.SQ.FTS.B, Zero Cpn, 9/17/24 ... 409 397
6504331.SQ.FTS.B, Zero Cpn, 9/17/24 ... 14,933 14,378
6504631.SQ.FTS.B, Zero Cpn, 9/17/24 ... 36,403 35,199
6505407.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,277 2,240
6505502.SQ.FTS.B, Zero Cpn, 9/17/24 ... 3,933 3,604
6505651.SQ.FTS.B, Zero Cpn, 9/17/24 ... 21,743 18,393
6505692.SQ.FTS.B, Zero Cpn, 9/18/24 ... 14,305 13,957
6505959.SQ.FTS.B, Zero Cpn, 9/18/24 ... 13,076 12,715
6506195.SQ.FTS.B, Zero Cpn, 9/18/24 ... 2,085 1,998
6506276.SQ.FTS.B, Zero Cpn, 9/18/24 ... 1,524 1,507
6506335.SQ.FTS.B, Zero Cpn, 9/18/24 ... 15,535 14,970
6506691.SQ.FTS.B, Zero Cpn, 9/19/24 ... 3,308 3,169
6506749.SQ.FTS.B, Zero Cpn, 9/19/24 ... 5,283 5,155
6506871.SQ.FTS.B, Zero Cpn, 9/19/24 ... 13,004 12,701
6507502.SQ.FTS.B, Zero Cpn, 9/20/24 ... 18,610 17,971
6508226.SQ.FTS.B, Zero Cpn, 9/20/24 ... 4,680 4,467
6508335.SQ.FTS.B, Zero Cpn, 9/20/24 ... 12,105 11,799
6508733.SQ.FTS.B, Zero Cpn, 9/20/24 ... 31,865 22,923
6509315.SQ.FTS.B, Zero Cpn, 9/20/24 ... 829 803
6509352.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,030 1,008
6509389.SQ.FTS.B, Zero Cpn, 9/20/24 ... 3,380 3,055
6509423.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,432 1,416
6509699.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,873 2,700
6509740.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,882 1,817
6509799.SQ.FTS.B, Zero Cpn, 9/20/24 ... 733 715
6509823.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,416 883
6509842.SQ.FTS.B, Zero Cpn, 9/20/24 ... 6,365 3,706
6509957.SQ.FTS.B, Zero Cpn, 9/20/24 ... 737 663
6509983.SQ.FTS.B, Zero Cpn, 9/20/24 ... 7,257 6,957
6510199.SQ.FTS.B, Zero Cpn, 9/20/24 ... 10,440 7,608
6510343.SQ.FTS.B, Zero Cpn, 9/20/24 ... 13,787 12,440
6510683.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,212 2,143
6510720.SQ.FTS.B, Zero Cpn, 9/20/24 ... 4,456 4,164
6510764.SQ.FTS.B, Zero Cpn, 9/21/24 ... 7,778 7,264
6511065.SQ.FTS.B, Zero Cpn, 9/21/24 ... 11,488 11,130
6511413.SQ.FTS.B, Zero Cpn, 9/21/24 ... 3,140 2,933
6511527.SQ.FTS.B, Zero Cpn, 9/21/24 ... 1,540 1,480
6511582.SQ.FTS.B, Zero Cpn, 9/21/24 ... 7,798 7,678
6511915.SQ.FTS.B, Zero Cpn, 9/21/24 ... 849 770
6511938.SQ.FTS.B, Zero Cpn, 9/21/24 ... 4,422 4,318
6512121.SQ.FTS.B, Zero Cpn, 9/21/24 ... 1,472 1,414
6512152.SQ.FTS.B, Zero Cpn, 9/21/24 ... 3,514 3,358
6512220.SQ.FTS.B, Zero Cpn, 9/21/24 ... 7,866 7,709
6512525.SQ.FTS.B, Zero Cpn, 9/21/24 ... 1,320 1,276
6512555.SQ.FTS.B, Zero Cpn, 9/21/24 ... 48,477 44,941
6513435.SQ.FTS.B, Zero Cpn, 9/21/24 ... 11,739 11,229
6513671.SQ.FTS.B, Zero Cpn, 9/21/24 ... 5,244 5,026
6513824.SQ.FTS.B, Zero Cpn, 9/21/24 ... 943 937
6513872.SQ.FTS.B, Zero Cpn, 9/21/24 ... 7,256 6,997
6513947.SQ.FTS.B, Zero Cpn, 9/21/24 ... 6,660 6,418
6514107.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,952 2,837
6514143.SQ.FTS.B, Zero Cpn, 9/22/24 ... 12,510 11,957
6514561.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,174 3,126
6514761.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,487 2,416
6514830.SQ.FTS.B, Zero Cpn, 9/22/24 ... 7,028 6,815
6514993.SQ.FTS.B, Zero Cpn, 9/22/24 ... 12,375 10,563
6515249.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,778 2,687
Description
Principal
Amount Value
Block, Inc. (continued)
6515316.SQ.FTS.B, Zero Cpn, 9/22/24 ... $ 7,520 $ 6,826
6515484.SQ.FTS.B, Zero Cpn, 9/22/24 ... 11,970 11,079
6515657.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,348 2,263
6515677.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,461 3,290
6515710.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,025 2,970
6515734.SQ.FTS.B, Zero Cpn, 9/22/24 ... 31,915 30,459
6516245.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,446 2,197
6516286.SQ.FTS.B, Zero Cpn, 9/22/24 ... 9,771 9,497
6516538.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,653 1,598
6516582.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,093 2,939
6516693.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,608 2,523
6516729.SQ.FTS.B, Zero Cpn, 9/22/24 ... 12,216 11,706
6516894.SQ.FTS.B, Zero Cpn, 9/22/24 ... 7,293 6,980
6516963.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,734 2,669
6516986.SQ.FTS.B, Zero Cpn, 9/22/24 ... 9,574 8,859
6518785.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,391 1,354
6518856.SQ.FTS.B, Zero Cpn, 9/23/24 ... 6,775 6,634
6519040.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,583 2,524
6519159.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,249 1,213
6519210.SQ.FTS.B, Zero Cpn, 9/23/24 ... 7,352 7,252
6519784.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,406 2,308
6519847.SQ.FTS.B, Zero Cpn, 9/23/24 ... 22,340 21,599
6520493.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,489 2,409
6520524.SQ.FTS.B, Zero Cpn, 9/23/24 ... 689 668
6520559.SQ.FTS.B, Zero Cpn, 9/23/24 ... 7,168 6,788
6520665.SQ.FTS.B, Zero Cpn, 9/23/24 ... 35,485 34,674
6521426.SQ.FTS.B, Zero Cpn, 9/23/24 ... 9,493 8,919
6521583.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,211 1,157
6521589.SQ.FTS.B, Zero Cpn, 9/23/24 ... 17,287 16,241
6521999.SQ.FTS.B, Zero Cpn, 9/23/24 ... 7,434 6,911
6522172.SQ.FTS.B, Zero Cpn, 9/23/24 ... 4,485 4,365
6522264.SQ.FTS.B, Zero Cpn, 9/23/24 ... 6,528 6,352
6522435.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,202 2,153
6522448.SQ.FTS.B, Zero Cpn, 9/23/24 ... 4,156 3,943
6522559.SQ.FTS.B, Zero Cpn, 9/24/24 ... 768 748
6522679.SQ.FTS.B, Zero Cpn, 9/24/24 ... 22,855 21,932
6523457.SQ.FTS.B, Zero Cpn, 9/24/24 ... 5,006 4,562
6523612.SQ.FTS.B, Zero Cpn, 9/24/24 ... 3,050 2,932
6523691.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,727 2,681
6523865.SQ.FTS.B, Zero Cpn, 9/24/24 ... 4,885 4,743
6523986.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,322 2,074
6524043.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,471 1,385
6524093.SQ.FTS.B, Zero Cpn, 9/24/24 ... 5,261 5,066
6524159.SQ.FTS.B, Zero Cpn, 9/24/24 ... 22,946 19,494
6524615.SQ.FTS.B, Zero Cpn, 9/24/24 ... 18,527 17,289
6524904.SQ.FTS.B, Zero Cpn, 9/24/24 ... 3,457 3,362
6524997.SQ.FTS.B, Zero Cpn, 9/24/24 ... 8,666 8,263
6525209.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,131 2,032
6525365.SQ.FTS.B, Zero Cpn, 9/24/24 ... 768 683
6525402.SQ.FTS.B, Zero Cpn, 9/24/24 ... 3,140 2,956
6525520.SQ.FTS.B, Zero Cpn, 9/24/24 ... 5,714 5,500
6525628.SQ.FTS.B, Zero Cpn, 9/25/24 ... 2,220 2,133
6525689.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,086 1,019
6525711.SQ.FTS.B, Zero Cpn, 9/25/24 ... 17,916 17,169
6525996.SQ.FTS.B, Zero Cpn, 9/25/24 ... 25,373 21,302
6526306.SQ.FTS.B, Zero Cpn, 9/25/24 ... 832 813
6526328.SQ.FTS.B, Zero Cpn, 9/26/24 ... 3,819 3,759
6526395.SQ.FTS.B, Zero Cpn, 9/26/24 ... 2,194 1,888

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6526419.SQ.FTS.B, Zero Cpn, 9/26/24 ... $ 871 $ 861
6526438.SQ.FTS.B, Zero Cpn, 9/26/24 ... 2,109 1,595
6526463.SQ.FTS.B, Zero Cpn, 9/26/24 ... 2,002 1,955
6526512.SQ.FTS.B, Zero Cpn, 9/26/24 ... 7,178 6,552
6526594.SQ.FTS.B, Zero Cpn, 9/26/24 ... 11,771 10,434
6526712.SQ.FTS.B, Zero Cpn, 9/26/24 ... 881 857
6526719.SQ.FTS.B, Zero Cpn, 9/26/24 ... 19,829 18,363
6527034.SQ.FTS.B, Zero Cpn, 9/26/24 ... 540 514
6527233.SQ.FTS.B, Zero Cpn, 9/27/24 ... 789 674
6527241.SQ.FTS.B, Zero Cpn, 9/27/24 ... 6,216 5,793
6527700.SQ.FTS.B, Zero Cpn, 9/27/24 ... 3,013 2,925
6527794.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,027 1,013
6527937.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,291 2,106
6527995.SQ.FTS.B, Zero Cpn, 9/27/24 ... 3,089 2,995
6528101.SQ.FTS.B, Zero Cpn, 9/27/24 ... 8,326 8,077
6528356.SQ.FTS.B, Zero Cpn, 9/27/24 ... 404 401
6528399.SQ.FTS.B, Zero Cpn, 9/27/24 ... 534 520
6528426.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,977 2,850
6528470.SQ.FTS.B, Zero Cpn, 9/27/24 ... 11,056 9,297
6528825.SQ.FTS.B, Zero Cpn, 9/27/24 ... 6,166 6,048
6529069.SQ.FTS.B, Zero Cpn, 9/27/24 ... 7,038 2,912
6529173.SQ.FTS.B, Zero Cpn, 9/27/24 ... 787 780
6529418.SQ.FTS.B, Zero Cpn, 9/27/24 ... 3,902 3,750
6529479.SQ.FTS.B, Zero Cpn, 9/27/24 ... 19,516 17,063
6529714.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,217 2,142
6529880.SQ.FTS.B, Zero Cpn, 9/27/24 ... 613 586
6530871.SQ.FTS.B, Zero Cpn, 9/28/24 ... 2,682 2,640
6530974.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,792 1,740
6531005.SQ.FTS.B, Zero Cpn, 9/28/24 ... 3,451 3,334
6531083.SQ.FTS.B, Zero Cpn, 9/28/24 ... 5,709 5,455
6531346.SQ.FTS.B, Zero Cpn, 9/28/24 ... 2,012 1,990
6531610.SQ.FTS.B, Zero Cpn, 9/28/24 ... 16,515 15,225
6532060.SQ.FTS.B, Zero Cpn, 9/28/24 ... 2,076 1,702
6532129.SQ.FTS.B, Zero Cpn, 9/28/24 ... 20,208 19,571
6532625.SQ.FTS.B, Zero Cpn, 9/28/24 ... 5,652 5,436
6532763.SQ.FTS.B, Zero Cpn, 9/28/24 ... 2,773 2,716
6532833.SQ.FTS.B, Zero Cpn, 9/28/24 ... 9,940 9,619
6533131.SQ.FTS.B, Zero Cpn, 9/28/24 ... 13,284 12,458
6533389.SQ.FTS.B, Zero Cpn, 9/28/24 ... 3,843 3,610
6533471.SQ.FTS.B, Zero Cpn, 9/28/24 ... 5,838 4,368
6533609.SQ.FTS.B, Zero Cpn, 9/28/24 ... 2,375 2,217
6533664.SQ.FTS.B, Zero Cpn, 9/28/24 ... 41,566 39,636
6534234.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,057 1,966
6534275.SQ.FTS.B, Zero Cpn, 9/29/24 ... 13,954 13,715
6534741.SQ.FTS.B, Zero Cpn, 9/29/24 ... 5,536 5,316
6534929.SQ.FTS.B, Zero Cpn, 9/29/24 ... 5,681 5,546
6535184.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,093 1,083
6535297.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,225 3,077
6535374.SQ.FTS.B, Zero Cpn, 9/29/24 ... 928 888
6535403.SQ.FTS.B, Zero Cpn, 9/29/24 ... 26,452 25,656
6536562.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,068 2,998
6536620.SQ.FTS.B, Zero Cpn, 9/29/24 ... 19,885 18,976
6536968.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,041 2,920
6537043.SQ.FTS.B, Zero Cpn, 9/29/24 ... 19,414 19,044
6537550.SQ.FTS.B, Zero Cpn, 9/29/24 ... 11,395 10,886
6537731.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,549 1,494
6537793.SQ.FTS.B, Zero Cpn, 9/29/24 ... 6,419 4,385
6537833.SQ.FTS.B, Zero Cpn, 9/29/24 ... 5,019 4,754
Description
Principal
Amount Value
Block, Inc. (continued)
6537881.SQ.FTS.B, Zero Cpn, 9/29/24 ... $ 1,554 $ 1,530
6537896.SQ.FTS.B, Zero Cpn, 9/29/24 ... 13,786 13,075
6539774.SQ.FTS.B, Zero Cpn, 9/30/24 ... 9,771 8,886
6540744.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,228 4,069
6540848.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,535 3,416
6540988.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,824 3,426
6541073.SQ.FTS.B, Zero Cpn, 9/30/24 ... 6,531 6,353
6541303.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,690 4,411
6541453.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,610 3,456
6541530.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,468 1,384
6541605.SQ.FTS.B, Zero Cpn, 9/30/24 ... 59,820 57,107
6542910.SQ.FTS.B, Zero Cpn, 9/30/24 ... 36,122 34,328
6543180.SQ.FTS.B, Zero Cpn, 9/30/24 ... 734 698
6543248.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,380 1,092
6543299.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,298 5,069
6543583.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,158 1,055
6543660.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,471 2,319
6543823.SQ.FTS.B, Zero Cpn, 9/30/24 ... 12,850 10,212
6544407.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,743 7,434
6544704.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,496 4,388
6545006.SQ.FTS.B, Zero Cpn, 9/30/24 ... 785 622
6545017.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,727 5,277
6545171.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,623 1,526
6545225.SQ.FTS.B, Zero Cpn, 9/30/24 ... 11,267 10,739
6545555.SQ.FTS.B, Zero Cpn, 9/30/24 ... 45,853 43,936
6546339.SQ.FTS.B, Zero Cpn, 9/30/24 ... 9,913 9,255
6546729.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,800 5,606
6546854.SQ.FTS.B, Zero Cpn, 10/01/24 .. 3,200 3,080
6546947.SQ.FTS.B, Zero Cpn, 10/01/24 .. 3,388 3,270
6547024.SQ.FTS.B, Zero Cpn, 10/01/24 .. 1,094 1,016
6547057.SQ.FTS.B, Zero Cpn, 10/01/24 .. 2,457 2,311
6547129.SQ.FTS.B, Zero Cpn, 10/01/24 .. 3,393 3,273
6547200.SQ.FTS.B, Zero Cpn, 10/01/24 .. 16,727 16,238
6547519.SQ.FTS.B, Zero Cpn, 10/02/24 .. 9,111 7,216
6547675.SQ.FTS.B, Zero Cpn, 10/02/24 .. 3,303 3,140
6547726.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,369 1,292
6547757.SQ.FTS.B, Zero Cpn, 10/02/24 .. 5,484 5,282
6547839.SQ.FTS.B, Zero Cpn, 10/02/24 .. 4,997 4,788
6547912.SQ.FTS.B, Zero Cpn, 10/02/24 .. 6,252 4,278
6547979.SQ.FTS.B, Zero Cpn, 10/02/24 .. 5,951 5,724
6548080.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,382 1,328
6548660.SQ.FTS.B, Zero Cpn, 10/03/24 .. 450 442
6548698.SQ.FTS.B, Zero Cpn, 10/03/24 .. 16,325 15,813
6549584.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,643 2,377
6549708.SQ.FTS.B, Zero Cpn, 10/03/24 .. 9,134 8,524
6550180.SQ.FTS.B, Zero Cpn, 10/03/24 .. 9,950 9,469
6550386.SQ.FTS.B, Zero Cpn, 10/03/24 .. 16,832 16,105
6550734.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,968 2,863
6550866.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,029 1,946
6550936.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,847 2,663
6550992.SQ.FTS.B, Zero Cpn, 10/03/24 .. 4,537 4,293
6551062.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,841 1,740
6551100.SQ.FTS.B, Zero Cpn, 10/03/24 .. 8,933 8,480
6551310.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,637 1,200
6551325.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,855 2,148
6551364.SQ.FTS.B, Zero Cpn, 10/03/24 .. 5,203 4,881
6551473.SQ.FTS.B, Zero Cpn, 10/03/24 .. 20,157 19,291
6551773.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,748 2,653

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6551899.SQ.FTS.B, Zero Cpn, 10/04/24 .. $ 7,630 $ 7,153
6552075.SQ.FTS.B, Zero Cpn, 10/04/24 .. 5,502 5,247
6552179.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,806 1,658
6552210.SQ.FTS.B, Zero Cpn, 10/04/24 .. 22,692 21,077
6552833.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,966 1,445
6552899.SQ.FTS.B, Zero Cpn, 10/04/24 .. 17,663 16,978
6553320.SQ.FTS.B, Zero Cpn, 10/04/24 .. 209 203
6553327.SQ.FTS.B, Zero Cpn, 10/04/24 .. 20,132 19,358
6553678.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,228 2,144
6553741.SQ.FTS.B, Zero Cpn, 10/04/24 .. 813 768
6553758.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,189 4,030
6553827.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,032 900
6553841.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,507 4,250
6553952.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,726 1,622
6553988.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,551 2,332
6554035.SQ.FTS.B, Zero Cpn, 10/04/24 .. 7,094 6,813
6554254.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,133 1,899
6554307.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,362 4,203
6554455.SQ.FTS.B, Zero Cpn, 10/04/24 .. 418 410
6554555.SQ.FTS.B, Zero Cpn, 10/04/24 .. 7,941 7,472
6554698.SQ.FTS.B, Zero Cpn, 10/04/24 .. 40,565 39,078
6555406.SQ.FTS.B, Zero Cpn, 10/05/24 .. 34,486 33,140
6556308.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,451 1,207
6556334.SQ.FTS.B, Zero Cpn, 10/05/24 .. 30,789 28,269
6557012.SQ.FTS.B, Zero Cpn, 10/05/24 .. 7,541 5,897
6557101.SQ.FTS.B, Zero Cpn, 10/05/24 .. 5,734 5,520
6557187.SQ.FTS.B, Zero Cpn, 10/05/24 .. 541 525
6557212.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,092 2,694
6557296.SQ.FTS.B, Zero Cpn, 10/05/24 .. 893 829
6557321.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,831 1,768
6557353.SQ.FTS.B, Zero Cpn, 10/05/24 .. 14,371 12,803
6557673.SQ.FTS.B, Zero Cpn, 10/05/24 .. 15,427 13,159
6557892.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,915 1,848
6557965.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,816 1,758
6559679.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,561 3,307
6559733.SQ.FTS.B, Zero Cpn, 10/06/24 .. 6,467 5,502
6559813.SQ.FTS.B, Zero Cpn, 10/06/24 .. 5,082 4,912
6560050.SQ.FTS.B, Zero Cpn, 10/06/24 .. 10,891 10,262
6560356.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,185 4,031
6560506.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,109 3,978
6560669.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,658 1,604
6560753.SQ.FTS.B, Zero Cpn, 10/06/24 .. 14,484 13,953
6561389.SQ.FTS.B, Zero Cpn, 10/06/24 .. 989 949
6561416.SQ.FTS.B, Zero Cpn, 10/06/24 .. 6,859 6,371
6561570.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,529 1,420
6561622.SQ.FTS.B, Zero Cpn, 10/06/24 .. 822 789
6561647.SQ.FTS.B, Zero Cpn, 10/06/24 .. 8,945 8,462
6561882.SQ.FTS.B, Zero Cpn, 10/06/24 .. 5,828 5,605
6562111.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,935 1,783
6562135.SQ.FTS.B, Zero Cpn, 10/06/24 .. 938 822
6562157.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,369 1,329
6562213.SQ.FTS.B, Zero Cpn, 10/06/24 .. 38,000 36,268
6563066.SQ.FTS.B, Zero Cpn, 10/07/24 .. 1,843 1,722
6563144.SQ.FTS.B, Zero Cpn, 10/07/24 .. 6,685 5,843
6563378.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,606 2,436
6563463.SQ.FTS.B, Zero Cpn, 10/07/24 .. 9,148 8,705
6563811.SQ.FTS.B, Zero Cpn, 10/07/24 .. 4,783 4,591
6563977.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,255 2,123
Description
Principal
Amount Value
Block, Inc. (continued)
6564064.SQ.FTS.B, Zero Cpn, 10/07/24 .. $ 3,780 $ 3,641
6564200.SQ.FTS.B, Zero Cpn, 10/07/24 .. 5,701 5,451
6564373.SQ.FTS.B, Zero Cpn, 10/07/24 .. 518 504
6564429.SQ.FTS.B, Zero Cpn, 10/07/24 .. 3,578 3,414
6564514.SQ.FTS.B, Zero Cpn, 10/07/24 .. 22,309 21,498
6564931.SQ.FTS.B, Zero Cpn, 10/07/24 .. 4,240 4,088
6565265.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,666 2,554
6565297.SQ.FTS.B, Zero Cpn, 10/07/24 .. 4,122 3,658
6565331.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,964 2,872
6565502.SQ.FTS.B, Zero Cpn, 10/07/24 .. 8,649 8,247
6565687.SQ.FTS.B, Zero Cpn, 10/07/24 .. 18,425 17,639
6566072.SQ.FTS.B, Zero Cpn, 10/07/24 .. 14,395 13,860
6566183.SQ.FTS.B, Zero Cpn, 10/08/24 .. 3,889 3,715
6566227.SQ.FTS.B, Zero Cpn, 10/08/24 .. 2,594 2,513
6566274.SQ.FTS.B, Zero Cpn, 10/08/24 .. 2,522 2,430
6566308.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,045 1,009
6566320.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,767 1,706
6566359.SQ.FTS.B, Zero Cpn, 10/08/24 .. 6,218 5,945
6566462.SQ.FTS.B, Zero Cpn, 10/08/24 .. 30,161 28,699
6566839.SQ.FTS.B, Zero Cpn, 10/08/24 .. 33,428 30,741
6567193.SQ.FTS.B, Zero Cpn, 10/09/24 .. 1,689 1,616
6567233.SQ.FTS.B, Zero Cpn, 10/09/24 .. 16,456 15,880
6567613.SQ.FTS.B, Zero Cpn, 10/10/24 .. 27,434 26,259
6568498.SQ.FTS.B, Zero Cpn, 10/10/24 .. 13,597 12,763
6568787.SQ.FTS.B, Zero Cpn, 10/10/24 .. 3,895 3,660
6568887.SQ.FTS.B, Zero Cpn, 10/10/24 .. 21,665 20,851
6569379.SQ.FTS.B, Zero Cpn, 10/10/24 .. 6,531 5,467
6569436.SQ.FTS.B, Zero Cpn, 10/10/24 .. 5,258 5,032
6569513.SQ.FTS.B, Zero Cpn, 10/10/24 .. 14,520 13,997
6569771.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,025 995
6569791.SQ.FTS.B, Zero Cpn, 10/10/24 .. 33,506 32,628
6570606.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,325 1,988
6570635.SQ.FTS.B, Zero Cpn, 10/10/24 .. 983 949
6570659.SQ.FTS.B, Zero Cpn, 10/10/24 .. 3,286 3,159
6570731.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,680 2,494
6570747.SQ.FTS.B, Zero Cpn, 10/10/24 .. 3,168 3,051
6570850.SQ.FTS.B, Zero Cpn, 10/10/24 .. 6,303 6,068
6570932.SQ.FTS.B, Zero Cpn, 10/10/24 .. 5,164 4,958
6571257.SQ.FTS.B, Zero Cpn, 10/11/24 .. 7,804 7,511
6571560.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,462 1,411
6571638.SQ.FTS.B, Zero Cpn, 10/11/24 .. 5,591 5,393
6571863.SQ.FTS.B, Zero Cpn, 10/11/24 .. 6,705 6,369
6572128.SQ.FTS.B, Zero Cpn, 10/11/24 .. 4,964 4,765
6572248.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,643 2,313
6572357.SQ.FTS.B, Zero Cpn, 10/11/24 .. 9,551 9,141
6572671.SQ.FTS.B, Zero Cpn, 10/11/24 .. 10,333 9,935
6572893.SQ.FTS.B, Zero Cpn, 10/11/24 .. 3,176 3,041
6573020.SQ.FTS.B, Zero Cpn, 10/11/24 .. 757 612
6573048.SQ.FTS.B, Zero Cpn, 10/11/24 .. 9,699 9,105
6573202.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,137 1,094
6573217.SQ.FTS.B, Zero Cpn, 10/11/24 .. 6,442 6,189
6573298.SQ.FTS.B, Zero Cpn, 10/11/24 .. 3,946 3,794
6573411.SQ.FTS.B, Zero Cpn, 10/11/24 .. 734 702
6573435.SQ.FTS.B, Zero Cpn, 10/11/24 .. 5,722 5,528
6573608.SQ.FTS.B, Zero Cpn, 10/11/24 .. 10,396 10,033
6573896.SQ.FTS.B, Zero Cpn, 10/11/24 .. 4,976 4,707
6574031.SQ.FTS.B, Zero Cpn, 10/11/24 .. 3,635 3,510
6574100.SQ.FTS.B, Zero Cpn, 10/11/24 .. 995 890

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6574118.SQ.FTS.B, Zero Cpn, 10/11/24 .. $ 15,590 $ 15,000
6574364.SQ.FTS.B, Zero Cpn, 10/11/24 .. 8,588 8,326
6574468.SQ.FTS.B, Zero Cpn, 10/11/24 .. 3,394 3,274
6574544.SQ.FTS.B, Zero Cpn, 10/11/24 .. 11,500 11,091
6574600.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,103 1,058
6574631.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,436 1,349
6574664.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,088 995
6574685.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,396 2,328
6575172.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,182 1,147
6575265.SQ.FTS.B, Zero Cpn, 10/12/24 .. 17,743 17,063
6575505.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,259 2,114
6575554.SQ.FTS.B, Zero Cpn, 10/12/24 .. 4,756 4,305
6575711.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,771 2,658
6575772.SQ.FTS.B, Zero Cpn, 10/12/24 .. 4,660 4,474
6575921.SQ.FTS.B, Zero Cpn, 10/12/24 .. 3,651 2,961
6576074.SQ.FTS.B, Zero Cpn, 10/12/24 .. 11,122 10,705
6576295.SQ.FTS.B, Zero Cpn, 10/12/24 .. 3,314 3,201
6576379.SQ.FTS.B, Zero Cpn, 10/12/24 .. 5,334 5,132
6576437.SQ.FTS.B, Zero Cpn, 10/12/24 .. 11,188 10,580
6576656.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,046 1,009
6576751.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,335 2,240
6576775.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,302 1,191
6576801.SQ.FTS.B, Zero Cpn, 10/12/24 .. 8,760 8,406
6576942.SQ.FTS.B, Zero Cpn, 10/12/24 .. 3,192 2,589
6577102.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,698 1,632
6577154.SQ.FTS.B, Zero Cpn, 10/12/24 .. 786 761
6577195.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,816 2,717
6577282.SQ.FTS.B, Zero Cpn, 10/12/24 .. 4,659 4,472
6577363.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,613 2,442
6577417.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,491 1,278
6577454.SQ.FTS.B, Zero Cpn, 10/12/24 .. 3,813 3,658
6577507.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,994 2,875
6577564.SQ.FTS.B, Zero Cpn, 10/12/24 .. 3,796 3,667
6577711.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,866 2,711
6577762.SQ.FTS.B, Zero Cpn, 10/12/24 .. 32,741 31,616
6579848.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,766 2,651
6579940.SQ.FTS.B, Zero Cpn, 10/13/24 .. 5,988 5,747
6580071.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,502 2,399
6580139.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,014 1,916
6580189.SQ.FTS.B, Zero Cpn, 10/13/24 .. 6,876 5,902
6580346.SQ.FTS.B, Zero Cpn, 10/13/24 .. 3,485 3,365
6580568.SQ.FTS.B, Zero Cpn, 10/13/24 .. 13,638 12,934
6580960.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,299 2,119
6580994.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,947 1,867
6581059.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,634 1,572
6581139.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,726 1,657
6581197.SQ.FTS.B, Zero Cpn, 10/13/24 .. 938 903
6581224.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,898 2,802
6581363.SQ.FTS.B, Zero Cpn, 10/13/24 .. 12,064 10,139
6581602.SQ.FTS.B, Zero Cpn, 10/13/24 .. 670 623
6581616.SQ.FTS.B, Zero Cpn, 10/13/24 .. 61,113 58,605
6582752.SQ.FTS.B, Zero Cpn, 10/13/24 .. 4,608 4,410
6582812.SQ.FTS.B, Zero Cpn, 10/13/24 .. 5,248 5,030
6582973.SQ.FTS.B, Zero Cpn, 10/13/24 .. 8,261 7,555
6583130.SQ.FTS.B, Zero Cpn, 10/13/24 .. 4,616 4,443
6583208.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,583 1,510
6583271.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,865 1,785
6583290.SQ.FTS.B, Zero Cpn, 10/13/24 .. 4,961 4,781
Description
Principal
Amount Value
Block, Inc. (continued)
6583381.SQ.FTS.B, Zero Cpn, 10/13/24 .. $ 1,972 $ 1,851
6583437.SQ.FTS.B, Zero Cpn, 10/14/24 .. 5,083 4,851
6583651.SQ.FTS.B, Zero Cpn, 10/14/24 .. 3,020 2,896
6583770.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,283 1,220
6583795.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,450 1,387
6583836.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,355 2,181
6583920.SQ.FTS.B, Zero Cpn, 10/14/24 .. 4,449 4,255
6584064.SQ.FTS.B, Zero Cpn, 10/14/24 .. 4,892 4,384
6584210.SQ.FTS.B, Zero Cpn, 10/14/24 .. 5,991 5,717
6584370.SQ.FTS.B, Zero Cpn, 10/14/24 .. 787 760
6584399.SQ.FTS.B, Zero Cpn, 10/14/24 .. 4,083 3,813
6584507.SQ.FTS.B, Zero Cpn, 10/14/24 .. 4,042 3,402
6584545.SQ.FTS.B, Zero Cpn, 10/14/24 .. 6,341 6,100
6584703.SQ.FTS.B, Zero Cpn, 10/14/24 .. 11,956 11,249
6584940.SQ.FTS.B, Zero Cpn, 10/14/24 .. 4,119 3,971
6585055.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,676 1,607
6585085.SQ.FTS.B, Zero Cpn, 10/14/24 .. 9,505 9,124
6585289.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,733 1,649
6585297.SQ.FTS.B, Zero Cpn, 10/14/24 .. 12,442 11,900
6585489.SQ.FTS.B, Zero Cpn, 10/14/24 .. 8,414 8,068
6585719.SQ.FTS.B, Zero Cpn, 10/14/24 .. 3,796 3,671
6585909.SQ.FTS.B, Zero Cpn, 10/14/24 .. 55,049 52,771
6586591.SQ.FTS.B, Zero Cpn, 10/15/24 .. 879 853
6586628.SQ.FTS.B, Zero Cpn, 10/15/24 .. 2,205 2,101
6586690.SQ.FTS.B, Zero Cpn, 10/15/24 .. 3,410 3,292
6586751.SQ.FTS.B, Zero Cpn, 10/15/24 .. 18,528 17,632
6586986.SQ.FTS.B, Zero Cpn, 10/15/24 .. 24,066 22,888
6587300.SQ.FTS.B, Zero Cpn, 10/16/24 .. 2,086 1,999
6587329.SQ.FTS.B, Zero Cpn, 10/16/24 .. 3,398 3,286
6587406.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,349 1,282
6587424.SQ.FTS.B, Zero Cpn, 10/16/24 .. 2,485 2,382
6587465.SQ.FTS.B, Zero Cpn, 10/16/24 .. 13,335 12,761
6587681.SQ.FTS.B, Zero Cpn, 10/16/24 .. 15,146 14,544
6587881.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,308 1,220
6587899.SQ.FTS.B, Zero Cpn, 10/16/24 .. 5,250 5,046
6588173.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,122 2,042
6588204.SQ.FTS.B, Zero Cpn, 10/17/24 .. 966 929
6588233.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,718 3,298
6588360.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,244 3,113
6588436.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,453 2,352
6588560.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,616 1,554
6588657.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,512 2,218
6588734.SQ.FTS.B, Zero Cpn, 10/17/24 .. 510 491
6588814.SQ.FTS.B, Zero Cpn, 10/17/24 .. 18,105 17,363
6589168.SQ.FTS.B, Zero Cpn, 10/17/24 .. 10,211 9,824
6589375.SQ.FTS.B, Zero Cpn, 10/17/24 .. 5,349 5,103
6589496.SQ.FTS.B, Zero Cpn, 10/17/24 .. 26,407 25,373
6589928.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,430 1,365
6589943.SQ.FTS.B, Zero Cpn, 10/17/24 .. 4,318 4,119
6590002.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,644 1,561
6590008.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,463 1,377
6590037.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,141 2,054
6590071.SQ.FTS.B, Zero Cpn, 10/17/24 .. 4,858 4,536
6590159.SQ.FTS.B, Zero Cpn, 10/17/24 .. 8,043 7,722
6590283.SQ.FTS.B, Zero Cpn, 10/17/24 .. 7,237 6,959
6590374.SQ.FTS.B, Zero Cpn, 10/17/24 .. 11,254 10,759
6590548.SQ.FTS.B, Zero Cpn, 10/17/24 .. 18,734 18,169
6590995.SQ.FTS.B, Zero Cpn, 10/17/24 .. 42,997 41,330

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6591452.SQ.FTS.B, Zero Cpn, 10/18/24 .. $ 3,006 $ 2,890
6591557.SQ.FTS.B, Zero Cpn, 10/18/24 .. 26,081 24,075
6592215.SQ.FTS.B, Zero Cpn, 10/18/24 .. 2,253 2,160
6592271.SQ.FTS.B, Zero Cpn, 10/18/24 .. 10,599 10,204
6592520.SQ.FTS.B, Zero Cpn, 10/18/24 .. 8,540 6,716
6592677.SQ.FTS.B, Zero Cpn, 10/18/24 .. 3,316 3,119
6592732.SQ.FTS.B, Zero Cpn, 10/18/24 .. 4,979 4,716
6592827.SQ.FTS.B, Zero Cpn, 10/18/24 .. 3,769 3,631
6592904.SQ.FTS.B, Zero Cpn, 10/18/24 .. 2,167 2,055
6592955.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,355 1,294
6592984.SQ.FTS.B, Zero Cpn, 10/18/24 .. 9,068 8,751
6593196.SQ.FTS.B, Zero Cpn, 10/18/24 .. 4,817 4,674
6593340.SQ.FTS.B, Zero Cpn, 10/18/24 .. 6,041 5,823
6593455.SQ.FTS.B, Zero Cpn, 10/18/24 .. 3,822 3,688
6593547.SQ.FTS.B, Zero Cpn, 10/18/24 .. 3,912 3,771
6593615.SQ.FTS.B, Zero Cpn, 10/18/24 .. 53,621 51,595
6594417.SQ.FTS.B, Zero Cpn, 10/18/24 .. 8,955 8,516
6594547.SQ.FTS.B, Zero Cpn, 10/19/24 .. 344 335
6594576.SQ.FTS.B, Zero Cpn, 10/19/24 .. 57,643 55,022
6595968.SQ.FTS.B, Zero Cpn, 10/19/24 .. 3,585 3,453
6596089.SQ.FTS.B, Zero Cpn, 10/19/24 .. 25,225 24,197
6596492.SQ.FTS.B, Zero Cpn, 10/19/24 .. 16,241 15,400
6596616.SQ.FTS.B, Zero Cpn, 10/19/24 .. 6,572 6,301
6596708.SQ.FTS.B, Zero Cpn, 10/19/24 .. 30,765 27,665
6597179.SQ.FTS.B, Zero Cpn, 10/19/24 .. 5,254 5,015
6598703.SQ.FTS.B, Zero Cpn, 10/20/24 .. 410 399
6598762.SQ.FTS.B, Zero Cpn, 10/20/24 .. 857 831
6598803.SQ.FTS.B, Zero Cpn, 10/20/24 .. 983 942
6598856.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,811 2,624
6598907.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,744 1,684
6598975.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,125 2,031
6599062.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,562 1,415
6599129.SQ.FTS.B, Zero Cpn, 10/20/24 .. 8,771 8,479
6599841.SQ.FTS.B, Zero Cpn, 10/20/24 .. 979 935
6599868.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,768 2,657
6599932.SQ.FTS.B, Zero Cpn, 10/20/24 .. 5,909 5,451
6600211.SQ.FTS.B, Zero Cpn, 10/20/24 .. 17,589 16,643
6600597.SQ.FTS.B, Zero Cpn, 10/20/24 .. 5,225 4,960
6600773.SQ.FTS.B, Zero Cpn, 10/20/24 .. 8,333 6,580
6600929.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,199 1,151
6600942.SQ.FTS.B, Zero Cpn, 10/20/24 .. 13,047 12,273
6601133.SQ.FTS.B, Zero Cpn, 10/20/24 .. 6,087 5,834
6601226.SQ.FTS.B, Zero Cpn, 10/20/24 .. 6,386 6,126
6601350.SQ.FTS.B, Zero Cpn, 10/20/24 .. 7,591 7,281
6601513.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,689 1,972
6601578.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,427 1,234
6601614.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,946 1,865
6601641.SQ.FTS.B, Zero Cpn, 10/20/24 .. 7,737 7,416
6601773.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,889 1,712
6601798.SQ.FTS.B, Zero Cpn, 10/21/24 .. 4,803 4,605
6601869.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,627 3,478
6601952.SQ.FTS.B, Zero Cpn, 10/21/24 .. 11,528 11,011
6602369.SQ.FTS.B, Zero Cpn, 10/21/24 .. 5,172 4,871
6602614.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,027 1,948
6602670.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,131 1,083
6602708.SQ.FTS.B, Zero Cpn, 10/21/24 .. 26,424 25,342
6603320.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,180 3,077
6603407.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,847 3,699
Description
Principal
Amount Value
Block, Inc. (continued)
6603490.SQ.FTS.B, Zero Cpn, 10/21/24 .. $ 15,086 $ 14,482
6603823.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,413 3,255
6603872.SQ.FTS.B, Zero Cpn, 10/21/24 .. 4,062 3,889
6603963.SQ.FTS.B, Zero Cpn, 10/21/24 .. 5,993 5,790
6604124.SQ.FTS.B, Zero Cpn, 10/21/24 .. 5,477 5,179
6604347.SQ.FTS.B, Zero Cpn, 10/21/24 .. 5,385 5,163
6604390.SQ.FTS.B, Zero Cpn, 10/22/24 .. 13,168 11,852
6604516.SQ.FTS.B, Zero Cpn, 10/22/24 .. 3,716 3,478
6604551.SQ.FTS.B, Zero Cpn, 10/22/24 .. 2,177 2,091
6604580.SQ.FTS.B, Zero Cpn, 10/22/24 .. 529 508
6604594.SQ.FTS.B, Zero Cpn, 10/22/24 .. 5,671 5,412
6604668.SQ.FTS.B, Zero Cpn, 10/22/24 .. 7,583 7,243
6604745.SQ.FTS.B, Zero Cpn, 10/22/24 .. 26,088 25,003
6605032.SQ.FTS.B, Zero Cpn, 10/23/24 .. 17,053 16,332
6605228.SQ.FTS.B, Zero Cpn, 10/23/24 .. 8,512 8,180
6605296.SQ.FTS.B, Zero Cpn, 10/23/24 .. 3,227 3,134
6605359.SQ.FTS.B, Zero Cpn, 10/23/24 .. 7,575 7,254
6605443.SQ.FTS.B, Zero Cpn, 10/23/24 .. 2,410 2,212
6605602.SQ.FTS.B, Zero Cpn, 10/24/24 .. 10,918 10,474
6606017.SQ.FTS.B, Zero Cpn, 10/24/24 .. 3,561 3,412
6606180.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,595 2,501
6606258.SQ.FTS.B, Zero Cpn, 10/24/24 .. 3,131 2,950
6606355.SQ.FTS.B, Zero Cpn, 10/24/24 .. 3,822 3,713
6606515.SQ.FTS.B, Zero Cpn, 10/24/24 .. 4,874 4,711
6606668.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,102 1,035
6606708.SQ.FTS.B, Zero Cpn, 10/24/24 .. 4,029 3,727
6606794.SQ.FTS.B, Zero Cpn, 10/24/24 .. 4,663 4,448
6606875.SQ.FTS.B, Zero Cpn, 10/24/24 .. 551 540
6606907.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,892 2,775
6606972.SQ.FTS.B, Zero Cpn, 10/24/24 .. 5,394 5,070
6607093.SQ.FTS.B, Zero Cpn, 10/24/24 .. 381 368
6607123.SQ.FTS.B, Zero Cpn, 10/24/24 .. 828 798
6607134.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,546 2,447
6607191.SQ.FTS.B, Zero Cpn, 10/24/24 .. 9,480 9,071
6607353.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,480 1,408
6607380.SQ.FTS.B, Zero Cpn, 10/24/24 .. 20,224 19,468
6607699.SQ.FTS.B, Zero Cpn, 10/24/24 .. 53,217 50,550
6608433.SQ.FTS.B, Zero Cpn, 10/24/24 .. 12,072 11,490
6608520.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,976 1,792
6608551.SQ.FTS.B, Zero Cpn, 10/24/24 .. 43,516 41,562
6608761.SQ.FTS.B, Zero Cpn, 10/25/24 .. 529 514
6608821.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,104 4,366
6608855.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,596 1,533
6608886.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,812 1,746
6608920.SQ.FTS.B, Zero Cpn, 10/25/24 .. 9,533 8,964
6609054.SQ.FTS.B, Zero Cpn, 10/25/24 .. 21,133 20,309
6609798.SQ.FTS.B, Zero Cpn, 10/25/24 .. 7,018 6,460
6609952.SQ.FTS.B, Zero Cpn, 10/25/24 .. 16,621 16,025
6610249.SQ.FTS.B, Zero Cpn, 10/25/24 .. 4,258 4,069
6610365.SQ.FTS.B, Zero Cpn, 10/25/24 .. 4,712 4,413
6610472.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,029 1,895
6610546.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,359 2,627
6610649.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,685 3,324
6610669.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,343 1,280
6610691.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,541 1,796
6610757.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,560 2,445
6610818.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,916 2,805
6610859.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,561 3,232

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6610893.SQ.FTS.B, Zero Cpn, 10/25/24 .. $ 13,475 $ 12,688
6611088.SQ.FTS.B, Zero Cpn, 10/25/24 .. 6,480 6,251
6611236.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,360 1,306
6611263.SQ.FTS.B, Zero Cpn, 10/25/24 .. 751 688
6611285.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,346 3,214
6611350.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,709 3,576
6611467.SQ.FTS.B, Zero Cpn, 10/25/24 .. 8,447 8,102
6611591.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,750 1,687
6611766.SQ.FTS.B, Zero Cpn, 10/26/24 .. 2,210 2,096
6611834.SQ.FTS.B, Zero Cpn, 10/26/24 .. 6,580 6,091
6611950.SQ.FTS.B, Zero Cpn, 10/26/24 .. 610 583
6611964.SQ.FTS.B, Zero Cpn, 10/26/24 .. 4,731 4,560
6612122.SQ.FTS.B, Zero Cpn, 10/26/24 .. 909 874
6612151.SQ.FTS.B, Zero Cpn, 10/26/24 .. 6,345 6,052
6612366.SQ.FTS.B, Zero Cpn, 10/26/24 .. 2,255 2,177
6612551.SQ.FTS.B, Zero Cpn, 10/26/24 .. 2,607 2,520
6612679.SQ.FTS.B, Zero Cpn, 10/26/24 .. 8,263 7,919
6612940.SQ.FTS.B, Zero Cpn, 10/26/24 .. 1,680 1,627
6613026.SQ.FTS.B, Zero Cpn, 10/26/24 .. 2,652 2,398
6613062.SQ.FTS.B, Zero Cpn, 10/26/24 .. 6,029 5,778
6613223.SQ.FTS.B, Zero Cpn, 10/26/24 .. 483 468
6613242.SQ.FTS.B, Zero Cpn, 10/26/24 .. 1,935 1,839
6613302.SQ.FTS.B, Zero Cpn, 10/26/24 .. 22,386 21,271
6613978.SQ.FTS.B, Zero Cpn, 10/26/24 .. 59,710 57,722
6616878.SQ.FTS.B, Zero Cpn, 10/27/24 .. 5,452 4,284
6617145.SQ.FTS.B, Zero Cpn, 10/27/24 .. 1,594 1,535
6617167.SQ.FTS.B, Zero Cpn, 10/27/24 .. 4,353 3,938
6617214.SQ.FTS.B, Zero Cpn, 10/27/24 .. 9,155 8,753
6617623.SQ.FTS.B, Zero Cpn, 10/27/24 .. 16,124 15,477
6618090.SQ.FTS.B, Zero Cpn, 10/27/24 .. 2,438 2,249
6618145.SQ.FTS.B, Zero Cpn, 10/27/24 .. 17,768 17,024
6618703.SQ.FTS.B, Zero Cpn, 10/27/24 .. 422 407
6618707.SQ.FTS.B, Zero Cpn, 10/27/24 .. 3,163 2,999
6618740.SQ.FTS.B, Zero Cpn, 10/27/24 .. 3,347 3,243
6618871.SQ.FTS.B, Zero Cpn, 10/27/24 .. 701 675
6618891.SQ.FTS.B, Zero Cpn, 10/27/24 .. 19,398 18,550
6619460.SQ.FTS.B, Zero Cpn, 10/27/24 .. 759 729
6619853.SQ.FTS.B, Zero Cpn, 10/27/24 .. 48,816 46,770
6620492.SQ.FTS.B, Zero Cpn, 10/28/24 .. 4,846 4,614
6620628.SQ.FTS.B, Zero Cpn, 10/28/24 .. 3,679 3,522
6620738.SQ.FTS.B, Zero Cpn, 10/28/24 .. 13,190 12,563
6621055.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,550 2,450
6621177.SQ.FTS.B, Zero Cpn, 10/28/24 .. 894 831
6621205.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,683 1,565
6621277.SQ.FTS.B, Zero Cpn, 10/28/24 .. 759 706
6621294.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,581 1,536
6621339.SQ.FTS.B, Zero Cpn, 10/28/24 .. 836 757
6621347.SQ.FTS.B, Zero Cpn, 10/28/24 .. 5,746 5,493
6621488.SQ.FTS.B, Zero Cpn, 10/28/24 .. 5,804 5,553
6621683.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,946 2,825
6621829.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,443 1,371
6621852.SQ.FTS.B, Zero Cpn, 10/28/24 .. 953 918
6621867.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,541 2,441
6621889.SQ.FTS.B, Zero Cpn, 10/28/24 .. 22,880 22,040
6622405.SQ.FTS.B, Zero Cpn, 10/28/24 .. 9,559 9,149
6622558.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,537 1,442
6622604.SQ.FTS.B, Zero Cpn, 10/28/24 .. 9,278 8,784
6622782.SQ.FTS.B, Zero Cpn, 10/28/24 .. 9,328 8,145
Description
Principal
Amount Value
Block, Inc. (continued)
6622989.SQ.FTS.B, Zero Cpn, 10/28/24 .. $ 15,899 $ 14,893
6623306.SQ.FTS.B, Zero Cpn, 10/28/24 .. 15,807 15,015
6623576.SQ.FTS.B, Zero Cpn, 10/28/24 .. 6,687 5,742
6623667.SQ.FTS.B, Zero Cpn, 10/28/24 .. 5,472 5,143
6623752.SQ.FTS.B, Zero Cpn, 10/28/24 .. 4,620 4,336
6623816.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,349 2,245
6623858.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,221 1,158
6623886.SQ.FTS.B, Zero Cpn, 10/28/24 .. 8,017 7,001
6624045.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,624 1,560
6624096.SQ.FTS.B, Zero Cpn, 10/28/24 .. 11,875 9,847
6624130.SQ.FTS.B, Zero Cpn, 10/29/24 .. 4,887 4,666
6624216.SQ.FTS.B, Zero Cpn, 10/29/24 .. 9,406 8,974
6624369.SQ.FTS.B, Zero Cpn, 10/29/24 .. 6,458 6,063
6624471.SQ.FTS.B, Zero Cpn, 10/29/24 .. 8,417 7,884
6624605.SQ.FTS.B, Zero Cpn, 10/29/24 .. 591 546
6624612.SQ.FTS.B, Zero Cpn, 10/29/24 .. 5,720 5,286
6624697.SQ.FTS.B, Zero Cpn, 10/29/24 .. 8,563 8,219
6624851.SQ.FTS.B, Zero Cpn, 10/29/24 .. 4,659 4,482
6624927.SQ.FTS.B, Zero Cpn, 10/30/24 .. 19,877 19,036
6625307.SQ.FTS.B, Zero Cpn, 10/30/24 .. 10,461 9,906
6625459.SQ.FTS.B, Zero Cpn, 10/30/24 .. 24,770 23,675
6626412.SQ.FTS.B, Zero Cpn, 11/01/24 .. 5,808 5,561
6626622.SQ.FTS.B, Zero Cpn, 11/01/24 .. 14,412 13,791
6626954.SQ.FTS.B, Zero Cpn, 11/01/24 .. 2,561 2,443
6626988.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,161 1,075
6627023.SQ.FTS.B, Zero Cpn, 11/01/24 .. 12,473 10,542
6627283.SQ.FTS.B, Zero Cpn, 11/01/24 .. 6,760 6,466
6627435.SQ.FTS.B, Zero Cpn, 11/01/24 .. 6,314 6,052
6627588.SQ.FTS.B, Zero Cpn, 11/01/24 .. 7,792 7,491
6627794.SQ.FTS.B, Zero Cpn, 11/01/24 .. 7,993 7,642
6627983.SQ.FTS.B, Zero Cpn, 11/01/24 .. 4,692 4,531
6628093.SQ.FTS.B, Zero Cpn, 11/01/24 .. 12,079 11,402
6628287.SQ.FTS.B, Zero Cpn, 11/01/24 .. 798 749
6628291.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,600 1,447
6628333.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,353 1,208
6628363.SQ.FTS.B, Zero Cpn, 11/01/24 .. 13,316 12,608
6628683.SQ.FTS.B, Zero Cpn, 11/01/24 .. 498 475
6628700.SQ.FTS.B, Zero Cpn, 11/01/24 .. 10,179 9,558
6628857.SQ.FTS.B, Zero Cpn, 11/01/24 .. 4,697 4,248
6628924.SQ.FTS.B, Zero Cpn, 11/01/24 .. 6,731 6,479
6629071.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,950 1,740
6629128.SQ.FTS.B, Zero Cpn, 11/01/24 .. 842 817
6629155.SQ.FTS.B, Zero Cpn, 11/01/24 .. 13,369 12,622
6629563.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,615 1,313
6629645.SQ.FTS.B, Zero Cpn, 11/02/24 .. 674 651
6629685.SQ.FTS.B, Zero Cpn, 11/02/24 .. 7,047 6,752
6629803.SQ.FTS.B, Zero Cpn, 11/02/24 .. 18,542 17,736
6630192.SQ.FTS.B, Zero Cpn, 11/02/24 .. 4,447 4,281
6630410.SQ.FTS.B, Zero Cpn, 11/02/24 .. 1,673 1,564
6630469.SQ.FTS.B, Zero Cpn, 11/02/24 .. 8,612 8,264
6630756.SQ.FTS.B, Zero Cpn, 11/02/24 .. 1,462 1,407
6630805.SQ.FTS.B, Zero Cpn, 11/02/24 .. 1,952 1,873
6630852.SQ.FTS.B, Zero Cpn, 11/02/24 .. 8,882 8,496
6631067.SQ.FTS.B, Zero Cpn, 11/02/24 .. 2,442 2,292
6631079.SQ.FTS.B, Zero Cpn, 11/02/24 .. 5,258 5,047
6631330.SQ.FTS.B, Zero Cpn, 11/02/24 .. 403 389
6631380.SQ.FTS.B, Zero Cpn, 11/02/24 .. 2,564 2,465
6631430.SQ.FTS.B, Zero Cpn, 11/02/24 .. 5,344 5,077

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6631536.SQ.FTS.B, Zero Cpn, 11/02/24 .. $ 2,138 $ 2,006
6631597.SQ.FTS.B, Zero Cpn, 11/02/24 .. 9,328 8,771
6631727.SQ.FTS.B, Zero Cpn, 11/02/24 .. 9,328 9,026
6632000.SQ.FTS.B, Zero Cpn, 11/02/24 .. 9,569 9,087
6632193.SQ.FTS.B, Zero Cpn, 11/02/24 .. 2,594 2,435
6632217.SQ.FTS.B, Zero Cpn, 11/02/24 .. 7,275 6,805
6632349.SQ.FTS.B, Zero Cpn, 11/02/24 .. 5,880 5,617
6632451.SQ.FTS.B, Zero Cpn, 11/02/24 .. 3,669 3,432
6632513.SQ.FTS.B, Zero Cpn, 11/02/24 .. 3,293 3,185
6632582.SQ.FTS.B, Zero Cpn, 11/02/24 .. 3,769 3,640
6632672.SQ.FTS.B, Zero Cpn, 11/02/24 .. 4,106 3,935
6632741.SQ.FTS.B, Zero Cpn, 11/02/24 .. 14,341 13,805
6632935.SQ.FTS.B, Zero Cpn, 11/02/24 .. 1,875 1,802
6632956.SQ.FTS.B, Zero Cpn, 11/02/24 .. 832 791
6632986.SQ.FTS.B, Zero Cpn, 11/02/24 .. 3,911 3,739
6633043.SQ.FTS.B, Zero Cpn, 11/02/24 .. 4,542 4,345
6633135.SQ.FTS.B, Zero Cpn, 11/03/24 .. 3,884 3,615
6633229.SQ.FTS.B, Zero Cpn, 11/03/24 .. 769 731
6633246.SQ.FTS.B, Zero Cpn, 11/03/24 .. 1,335 1,297
6633291.SQ.FTS.B, Zero Cpn, 11/03/24 .. 19,268 18,566
6633785.SQ.FTS.B, Zero Cpn, 11/03/24 .. 1,493 1,421
6633840.SQ.FTS.B, Zero Cpn, 11/03/24 .. 5,305 4,992
6633957.SQ.FTS.B, Zero Cpn, 11/03/24 .. 7,203 6,852
6634067.SQ.FTS.B, Zero Cpn, 11/03/24 .. 9,484 9,123
6634320.SQ.FTS.B, Zero Cpn, 11/03/24 .. 71,600 68,106
6635247.SQ.FTS.B, Zero Cpn, 11/03/24 .. 9,021 8,368
6635343.SQ.FTS.B, Zero Cpn, 11/03/24 .. 5,171 4,876
6635436.SQ.FTS.B, Zero Cpn, 11/03/24 .. 4,093 3,927
6635505.SQ.FTS.B, Zero Cpn, 11/03/24 .. 2,529 2,443
6635542.SQ.FTS.B, Zero Cpn, 11/03/24 .. 1,287 946
6635569.SQ.FTS.B, Zero Cpn, 11/03/24 .. 2,002 1,925
6635624.SQ.FTS.B, Zero Cpn, 11/03/24 .. 2,935 2,833
6635708.SQ.FTS.B, Zero Cpn, 11/03/24 .. 5,245 5,031
6635771.SQ.FTS.B, Zero Cpn, 11/03/24 .. 1,342 1,290
6635792.SQ.FTS.B, Zero Cpn, 11/03/24 .. 7,629 7,243
6635855.SQ.FTS.B, Zero Cpn, 11/03/24 .. 25,937 24,824
6636191.SQ.FTS.B, Zero Cpn, 11/03/24 .. 2,084 2,022
6637843.SQ.FTS.B, Zero Cpn, 11/04/24 .. 3,620 3,466
6637911.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,102 1,056
6637931.SQ.FTS.B, Zero Cpn, 11/04/24 .. 8,654 8,199
6638163.SQ.FTS.B, Zero Cpn, 11/04/24 .. 7,050 6,742
6638334.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,741 1,652
6638387.SQ.FTS.B, Zero Cpn, 11/04/24 .. 12,020 10,883
6638710.SQ.FTS.B, Zero Cpn, 11/04/24 .. 4,581 4,425
6638914.SQ.FTS.B, Zero Cpn, 11/04/24 .. 2,490 2,310
6638950.SQ.FTS.B, Zero Cpn, 11/04/24 .. 9,675 9,320
6639250.SQ.FTS.B, Zero Cpn, 11/04/24 .. 66,761 64,054
6640655.SQ.FTS.B, Zero Cpn, 11/04/24 .. 6,536 6,311
6640836.SQ.FTS.B, Zero Cpn, 11/04/24 .. 10,117 9,678
6640951.SQ.FTS.B, Zero Cpn, 11/04/24 .. 9,174 8,779
6641106.SQ.FTS.B, Zero Cpn, 11/04/24 .. 17,777 16,677
6641381.SQ.FTS.B, Zero Cpn, 11/05/24 .. 1,586 1,504
6641506.SQ.FTS.B, Zero Cpn, 11/05/24 .. 3,385 3,067
6641625.SQ.FTS.B, Zero Cpn, 11/05/24 .. 15,100 14,486
6642093.SQ.FTS.B, Zero Cpn, 11/05/24 .. 8,797 8,322
6642363.SQ.FTS.B, Zero Cpn, 11/05/24 .. 2,767 2,662
6642443.SQ.FTS.B, Zero Cpn, 11/05/24 .. 1,345 1,286
6642494.SQ.FTS.B, Zero Cpn, 11/05/24 .. 3,742 3,580
Description
Principal
Amount Value
Block, Inc. (continued)
6642599.SQ.FTS.B, Zero Cpn, 11/05/24 .. $ 2,777 $ 2,656
6642637.SQ.FTS.B, Zero Cpn, 11/05/24 .. 2,140 2,067
6642683.SQ.FTS.B, Zero Cpn, 11/05/24 .. 4,946 4,721
6642786.SQ.FTS.B, Zero Cpn, 11/05/24 .. 4,892 4,303
6642839.SQ.FTS.B, Zero Cpn, 11/05/24 .. 3,838 3,596
6642924.SQ.FTS.B, Zero Cpn, 11/05/24 .. 933 691
6642953.SQ.FTS.B, Zero Cpn, 11/05/24 .. 6,071 5,697
6643070.SQ.FTS.B, Zero Cpn, 11/05/24 .. 4,562 4,234
6643141.SQ.FTS.B, Zero Cpn, 11/05/24 .. 1,949 1,876
6643191.SQ.FTS.B, Zero Cpn, 11/05/24 .. 958 932
6643218.SQ.FTS.B, Zero Cpn, 11/05/24 .. 1,744 1,683
6643269.SQ.FTS.B, Zero Cpn, 11/05/24 .. 44,495 41,295
6643920.SQ.FTS.B, Zero Cpn, 11/05/24 .. 9,376 8,730
6644033.SQ.FTS.B, Zero Cpn, 11/05/24 .. 435 420
6644035.SQ.FTS.B, Zero Cpn, 11/05/24 .. 8,774 8,238
6644229.SQ.FTS.B, Zero Cpn, 11/05/24 .. 11,918 11,320
6644424.SQ.FTS.B, Zero Cpn, 11/05/24 .. 42,835 40,757
6644589.SQ.FTS.B, Zero Cpn, 11/06/24 .. 8,164 7,093
6644691.SQ.FTS.B, Zero Cpn, 11/06/24 .. 7,929 7,594
6644781.SQ.FTS.B, Zero Cpn, 11/06/24 .. 2,293 2,057
6644809.SQ.FTS.B, Zero Cpn, 11/06/24 .. 1,018 975
6644824.SQ.FTS.B, Zero Cpn, 11/06/24 .. 729 705
6644831.SQ.FTS.B, Zero Cpn, 11/06/24 .. 11,771 11,264
6644985.SQ.FTS.B, Zero Cpn, 11/06/24 .. 29,140 27,894
6645398.SQ.FTS.B, Zero Cpn, 11/07/24 .. 1,455 1,402
6645434.SQ.FTS.B, Zero Cpn, 11/07/24 .. 1,199 1,117
6645453.SQ.FTS.B, Zero Cpn, 11/07/24 .. 1,934 1,855
6645484.SQ.FTS.B, Zero Cpn, 11/07/24 .. 2,100 1,987
6645512.SQ.FTS.B, Zero Cpn, 11/07/24 .. 6,874 6,636
6645658.SQ.FTS.B, Zero Cpn, 11/07/24 .. 1,705 1,631
6645686.SQ.FTS.B, Zero Cpn, 11/07/24 .. 546 522
6645693.SQ.FTS.B, Zero Cpn, 11/07/24 .. 1,472 1,371
6645710.SQ.FTS.B, Zero Cpn, 11/07/24 .. 31,364 30,060
6646830.SQ.FTS.B, Zero Cpn, 11/08/24 .. 2,637 2,467
6646939.SQ.FTS.B, Zero Cpn, 11/08/24 .. 2,691 2,533
6647009.SQ.FTS.B, Zero Cpn, 11/08/24 .. 6,956 6,614
6647186.SQ.FTS.B, Zero Cpn, 11/08/24 .. 1,660 1,595
6647219.SQ.FTS.B, Zero Cpn, 11/08/24 .. 9,766 9,172
6647368.SQ.FTS.B, Zero Cpn, 11/08/24 .. 763 710
6647408.SQ.FTS.B, Zero Cpn, 11/08/24 .. 3,875 3,608
6647467.SQ.FTS.B, Zero Cpn, 11/08/24 .. 811 775
6647503.SQ.FTS.B, Zero Cpn, 11/08/24 .. 1,090 843
6647522.SQ.FTS.B, Zero Cpn, 11/08/24 .. 3,995 3,828
6647619.SQ.FTS.B, Zero Cpn, 11/08/24 .. 1,921 1,831
6647681.SQ.FTS.B, Zero Cpn, 11/08/24 .. 5,282 4,963
6647800.SQ.FTS.B, Zero Cpn, 11/08/24 .. 1,068 1,027
6647840.SQ.FTS.B, Zero Cpn, 11/08/24 .. 23,058 22,082
6648396.SQ.FTS.B, Zero Cpn, 11/08/24 .. 6,301 6,073
6648529.SQ.FTS.B, Zero Cpn, 11/08/24 .. 17,108 16,074
6648824.SQ.FTS.B, Zero Cpn, 11/08/24 .. 30,088 28,530
6649348.SQ.FTS.B, Zero Cpn, 11/08/24 .. 12,226 11,782
6649508.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,565 1,490
6649544.SQ.FTS.B, Zero Cpn, 11/09/24 .. 3,751 3,034
6649624.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,192 1,122
6649650.SQ.FTS.B, Zero Cpn, 11/09/24 .. 26,412 24,541
6650425.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,458 1,391
6650470.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,033 980
6650496.SQ.FTS.B, Zero Cpn, 11/09/24 .. 3,878 3,514

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6650634.SQ.FTS.B, Zero Cpn, 11/09/24 .. $ 1,509 $ 1,446
6650690.SQ.FTS.B, Zero Cpn, 11/09/24 .. 2,012 1,925
6650749.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,352 1,301
6650783.SQ.FTS.B, Zero Cpn, 11/09/24 .. 10,879 10,388
6651043.SQ.FTS.B, Zero Cpn, 11/09/24 .. 9,251 8,174
6651196.SQ.FTS.B, Zero Cpn, 11/09/24 .. 10,567 10,118
6651375.SQ.FTS.B, Zero Cpn, 11/09/24 .. 6,524 6,178
6651454.SQ.FTS.B, Zero Cpn, 11/09/24 .. 27,944 26,684
6652046.SQ.FTS.B, Zero Cpn, 11/09/24 .. 7,667 7,400
6652207.SQ.FTS.B, Zero Cpn, 11/09/24 .. 25,806 24,773
6652684.SQ.FTS.B, Zero Cpn, 11/09/24 .. 17,173 16,139
6652963.SQ.FTS.B, Zero Cpn, 11/10/24 .. 57,264 55,026
6654407.SQ.FTS.B, Zero Cpn, 11/10/24 .. 1,213 1,150
6654424.SQ.FTS.B, Zero Cpn, 11/10/24 .. 6,546 6,310
6654638.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,325 2,224
6654704.SQ.FTS.B, Zero Cpn, 11/10/24 .. 3,084 2,902
6654761.SQ.FTS.B, Zero Cpn, 11/10/24 .. 14,969 14,321
6655017.SQ.FTS.B, Zero Cpn, 11/10/24 .. 9,861 9,534
6655324.SQ.FTS.B, Zero Cpn, 11/10/24 .. 7,827 7,300
6655472.SQ.FTS.B, Zero Cpn, 11/10/24 .. 3,662 3,495
6655528.SQ.FTS.B, Zero Cpn, 11/10/24 .. 10,395 9,952
6655674.SQ.FTS.B, Zero Cpn, 11/10/24 .. 3,877 3,732
6655765.SQ.FTS.B, Zero Cpn, 11/10/24 .. 24,178 22,093
6657790.SQ.FTS.B, Zero Cpn, 11/11/24 .. 2,758 2,656
6657902.SQ.FTS.B, Zero Cpn, 11/11/24 .. 2,116 1,958
6657954.SQ.FTS.B, Zero Cpn, 11/11/24 .. 20,460 19,688
6658757.SQ.FTS.B, Zero Cpn, 11/11/24 .. 2,139 2,057
6658835.SQ.FTS.B, Zero Cpn, 11/11/24 .. 38,996 34,354
6659753.SQ.FTS.B, Zero Cpn, 11/11/24 .. 7,874 7,347
6659902.SQ.FTS.B, Zero Cpn, 11/11/24 .. 6,785 5,169
6660038.SQ.FTS.B, Zero Cpn, 11/11/24 .. 6,171 5,861
6660139.SQ.FTS.B, Zero Cpn, 11/11/24 .. 4,895 4,224
6660224.SQ.FTS.B, Zero Cpn, 11/11/24 .. 740 577
6660251.SQ.FTS.B, Zero Cpn, 11/11/24 .. 3,871 3,340
6660323.SQ.FTS.B, Zero Cpn, 11/11/24 .. 582 562
6660350.SQ.FTS.B, Zero Cpn, 11/11/24 .. 2,989 2,851
6660432.SQ.FTS.B, Zero Cpn, 11/11/24 .. 11,720 11,241
6660633.SQ.FTS.B, Zero Cpn, 11/11/24 .. 22,316 21,294
6661141.SQ.FTS.B, Zero Cpn, 11/11/24 .. 9,943 9,412
6661420.SQ.FTS.B, Zero Cpn, 11/11/24 .. 1,330 1,208
6661445.SQ.FTS.B, Zero Cpn, 11/11/24 .. 3,096 2,936
6661547.SQ.FTS.B, Zero Cpn, 11/11/24 .. 3,046 2,890
6661598.SQ.FTS.B, Zero Cpn, 11/12/24 .. 3,583 3,435
6661803.SQ.FTS.B, Zero Cpn, 11/12/24 .. 2,160 2,073
6661839.SQ.FTS.B, Zero Cpn, 11/12/24 .. 3,068 2,937
6661932.SQ.FTS.B, Zero Cpn, 11/12/24 .. 4,863 4,617
6662049.SQ.FTS.B, Zero Cpn, 11/12/24 .. 11,821 11,291
6662402.SQ.FTS.B, Zero Cpn, 11/12/24 .. 16,721 15,950
6662851.SQ.FTS.B, Zero Cpn, 11/12/24 .. 1,922 1,746
6662880.SQ.FTS.B, Zero Cpn, 11/12/24 .. 3,202 3,071
6662954.SQ.FTS.B, Zero Cpn, 11/12/24 .. 28,341 26,764
6663672.SQ.FTS.B, Zero Cpn, 11/12/24 .. 8,023 7,683
6663839.SQ.FTS.B, Zero Cpn, 11/12/24 .. 1,107 846
6663872.SQ.FTS.B, Zero Cpn, 11/12/24 .. 12,825 12,230
6664058.SQ.FTS.B, Zero Cpn, 11/12/24 .. 10,633 9,834
6664234.SQ.FTS.B, Zero Cpn, 11/12/24 .. 69,307 65,655
6664760.SQ.FTS.B, Zero Cpn, 11/13/24 .. 6,120 5,874
6664845.SQ.FTS.B, Zero Cpn, 11/13/24 .. 2,863 2,712
Description
Principal
Amount Value
Block, Inc. (continued)
6664879.SQ.FTS.B, Zero Cpn, 11/13/24 .. $ 2,182 $ 2,082
6664913.SQ.FTS.B, Zero Cpn, 11/13/24 .. 20,926 19,672
6665182.SQ.FTS.B, Zero Cpn, 11/13/24 .. 7,011 6,138
6665278.SQ.FTS.B, Zero Cpn, 11/13/24 .. 541 508
6665298.SQ.FTS.B, Zero Cpn, 11/13/24 .. 5,669 5,368
6665369.SQ.FTS.B, Zero Cpn, 11/13/24 .. 32,520 31,061
6665806.SQ.FTS.B, Zero Cpn, 11/14/24 .. 15,884 14,954
6666012.SQ.FTS.B, Zero Cpn, 11/14/24 .. 870 830
6666027.SQ.FTS.B, Zero Cpn, 11/14/24 .. 1,002 773
6666045.SQ.FTS.B, Zero Cpn, 11/14/24 .. 7,800 7,437
6666383.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,971 2,815
6666415.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,474 3,342
6666620.SQ.FTS.B, Zero Cpn, 11/15/24 .. 10,270 9,834
6666966.SQ.FTS.B, Zero Cpn, 11/15/24 .. 5,878 5,633
6667133.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,538 2,390
6667210.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,016 1,908
6667255.SQ.FTS.B, Zero Cpn, 11/15/24 .. 4,747 4,569
6667397.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,671 2,551
6667433.SQ.FTS.B, Zero Cpn, 11/15/24 .. 282 272
6667444.SQ.FTS.B, Zero Cpn, 11/15/24 .. 18,061 16,482
6667839.SQ.FTS.B, Zero Cpn, 11/15/24 .. 7,919 7,467
6668015.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,948 2,793
6668063.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,498 3,271
6668101.SQ.FTS.B, Zero Cpn, 11/15/24 .. 20,839 19,515
6668527.SQ.FTS.B, Zero Cpn, 11/15/24 .. 4,074 3,905
6668614.SQ.FTS.B, Zero Cpn, 11/15/24 .. 7,996 7,647
6668770.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,802 2,684
6668840.SQ.FTS.B, Zero Cpn, 11/15/24 .. 4,201 3,878
6668950.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,968 1,876
6668973.SQ.FTS.B, Zero Cpn, 11/15/24 .. 8,057 7,654
6669104.SQ.FTS.B, Zero Cpn, 11/15/24 .. 12,740 12,191
6669319.SQ.FTS.B, Zero Cpn, 11/15/24 .. 7,756 7,417
6669431.SQ.FTS.B, Zero Cpn, 11/15/24 .. 10,865 10,212
6669601.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,748 2,480
6669628.SQ.FTS.B, Zero Cpn, 11/15/24 .. 12,689 12,142
6669945.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,776 1,699
6669990.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,086 1,831
6670045.SQ.FTS.B, Zero Cpn, 11/16/24 .. 2,179 1,866
6670082.SQ.FTS.B, Zero Cpn, 11/16/24 .. 14,111 13,400
6670539.SQ.FTS.B, Zero Cpn, 11/16/24 .. 2,187 2,096
6670584.SQ.FTS.B, Zero Cpn, 11/16/24 .. 7,840 7,502
6670927.SQ.FTS.B, Zero Cpn, 11/16/24 .. 2,700 2,579
6671037.SQ.FTS.B, Zero Cpn, 11/16/24 .. 2,712 2,609
6671124.SQ.FTS.B, Zero Cpn, 11/16/24 .. 1,075 1,034
6671193.SQ.FTS.B, Zero Cpn, 11/16/24 .. 1,336 1,099
6671220.SQ.FTS.B, Zero Cpn, 11/16/24 .. 84,127 80,175
6672556.SQ.FTS.B, Zero Cpn, 11/16/24 .. 561 536
6672564.SQ.FTS.B, Zero Cpn, 11/16/24 .. 1,783 1,708
6672633.SQ.FTS.B, Zero Cpn, 11/16/24 .. 3,303 3,161
6672685.SQ.FTS.B, Zero Cpn, 11/16/24 .. 10,630 8,743
6672873.SQ.FTS.B, Zero Cpn, 11/16/24 .. 3,415 3,242
6672941.SQ.FTS.B, Zero Cpn, 11/16/24 .. 2,263 1,968
6672984.SQ.FTS.B, Zero Cpn, 11/16/24 .. 12,923 12,175
6673193.SQ.FTS.B, Zero Cpn, 11/16/24 .. 7,898 7,585
6673364.SQ.FTS.B, Zero Cpn, 11/16/24 .. 1,254 1,189
6673400.SQ.FTS.B, Zero Cpn, 11/16/24 .. 2,344 2,209
6673470.SQ.FTS.B, Zero Cpn, 11/16/24 .. 12,217 11,682
6673496.SQ.FTS.B, Zero Cpn, 11/17/24 .. 3,890 3,743

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6673620.SQ.FTS.B, Zero Cpn, 11/17/24 .. $ 1,256 $ 1,208
6673661.SQ.FTS.B, Zero Cpn, 11/17/24 .. 7,446 5,790
6673857.SQ.FTS.B, Zero Cpn, 11/17/24 .. 3,913 3,703
6673955.SQ.FTS.B, Zero Cpn, 11/17/24 .. 6,282 6,003
6674173.SQ.FTS.B, Zero Cpn, 11/17/24 .. 21,868 19,800
6674682.SQ.FTS.B, Zero Cpn, 11/17/24 .. 744 721
6674718.SQ.FTS.B, Zero Cpn, 11/17/24 .. 6,670 6,407
6674845.SQ.FTS.B, Zero Cpn, 11/17/24 .. 39,195 37,354
6675519.SQ.FTS.B, Zero Cpn, 11/17/24 .. 14,214 13,130
6675789.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,416 1,374
6675813.SQ.FTS.B, Zero Cpn, 11/17/24 .. 697 673
6675821.SQ.FTS.B, Zero Cpn, 11/17/24 .. 647 562
6675826.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,978 1,913
6675866.SQ.FTS.B, Zero Cpn, 11/17/24 .. 6,484 5,920
6675965.SQ.FTS.B, Zero Cpn, 11/17/24 .. 6,182 5,852
6676099.SQ.FTS.B, Zero Cpn, 11/17/24 .. 8,925 8,544
6676213.SQ.FTS.B, Zero Cpn, 11/17/24 .. 2,395 1,775
6676262.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,621 1,557
6676305.SQ.FTS.B, Zero Cpn, 11/17/24 .. 14,970 14,280
6676551.SQ.FTS.B, Zero Cpn, 11/17/24 .. 21,750 20,869
6678248.SQ.FTS.B, Zero Cpn, 11/18/24 .. 18,537 17,737
6678686.SQ.FTS.B, Zero Cpn, 11/18/24 .. 9,141 8,709
6678934.SQ.FTS.B, Zero Cpn, 11/18/24 .. 2,582 2,339
6678969.SQ.FTS.B, Zero Cpn, 11/18/24 .. 3,576 3,407
6679059.SQ.FTS.B, Zero Cpn, 11/18/24 .. 873 831
6679082.SQ.FTS.B, Zero Cpn, 11/18/24 .. 766 741
6679112.SQ.FTS.B, Zero Cpn, 11/18/24 .. 2,164 2,033
6679174.SQ.FTS.B, Zero Cpn, 11/18/24 .. 6,764 6,468
6679338.SQ.FTS.B, Zero Cpn, 11/18/24 .. 33,055 31,575
6680117.SQ.FTS.B, Zero Cpn, 11/18/24 .. 2,530 2,268
6680134.SQ.FTS.B, Zero Cpn, 11/18/24 .. 26,588 25,238
6680574.SQ.FTS.B, Zero Cpn, 11/18/24 .. 12,267 11,669
6680808.SQ.FTS.B, Zero Cpn, 11/18/24 .. 17,093 16,062
6681069.SQ.FTS.B, Zero Cpn, 11/18/24 .. 4,329 4,125
6681143.SQ.FTS.B, Zero Cpn, 11/18/24 .. 1,511 1,444
6681160.SQ.FTS.B, Zero Cpn, 11/18/24 .. 16,710 15,820
6681436.SQ.FTS.B, Zero Cpn, 11/18/24 .. 1,410 1,318
6681453.SQ.FTS.B, Zero Cpn, 11/18/24 .. 6,783 6,491
6681505.SQ.FTS.B, Zero Cpn, 11/18/24 .. 6,935 6,543
6681576.SQ.FTS.B, Zero Cpn, 11/18/24 .. 4,195 3,965
6681713.SQ.FTS.B, Zero Cpn, 11/19/24 .. 4,711 4,318
6681892.SQ.FTS.B, Zero Cpn, 11/19/24 .. 9,876 9,298
6682155.SQ.FTS.B, Zero Cpn, 11/19/24 .. 5,447 5,157
6682395.SQ.FTS.B, Zero Cpn, 11/19/24 .. 1,965 1,899
6682514.SQ.FTS.B, Zero Cpn, 11/19/24 .. 4,644 4,322
6682609.SQ.FTS.B, Zero Cpn, 11/19/24 .. 3,912 3,743
6682726.SQ.FTS.B, Zero Cpn, 11/19/24 .. 4,471 4,180
6682799.SQ.FTS.B, Zero Cpn, 11/19/24 .. 11,839 10,816
6683091.SQ.FTS.B, Zero Cpn, 11/19/24 .. 6,073 5,784
6683291.SQ.FTS.B, Zero Cpn, 11/19/24 .. 12,477 11,850
6683627.SQ.FTS.B, Zero Cpn, 11/19/24 .. 23,752 22,630
6683903.SQ.FTS.B, Zero Cpn, 11/19/24 .. 2,524 2,266
6683935.SQ.FTS.B, Zero Cpn, 11/19/24 .. 1,194 1,104
6683953.SQ.FTS.B, Zero Cpn, 11/19/24 .. 20,495 19,347
6684191.SQ.FTS.B, Zero Cpn, 11/19/24 .. 2,204 1,897
6684258.SQ.FTS.B, Zero Cpn, 11/19/24 .. 6,014 5,641
6684307.SQ.FTS.B, Zero Cpn, 11/19/24 .. 1,738 1,585
6684331.SQ.FTS.B, Zero Cpn, 11/19/24 .. 10,494 9,788
Description
Principal
Amount Value
Block, Inc. (continued)
6684432.SQ.FTS.B, Zero Cpn, 11/19/24 .. $ 20,826 $ 19,387
6684690.SQ.FTS.B, Zero Cpn, 11/19/24 .. 1,330 1,213
6684729.SQ.FTS.B, Zero Cpn, 11/19/24 .. 2,901 2,741
6684752.SQ.FTS.B, Zero Cpn, 11/19/24 .. 6,028 5,763
6684883.SQ.FTS.B, Zero Cpn, 11/19/24 .. 10,639 10,015
6685012.SQ.FTS.B, Zero Cpn, 11/20/24 .. 4,266 4,098
6685077.SQ.FTS.B, Zero Cpn, 11/20/24 .. 8,971 8,506
6685159.SQ.FTS.B, Zero Cpn, 11/20/24 .. 17,120 16,119
6685333.SQ.FTS.B, Zero Cpn, 11/20/24 .. 5,646 5,431
6685416.SQ.FTS.B, Zero Cpn, 11/20/24 .. 1,024 976
6685432.SQ.FTS.B, Zero Cpn, 11/20/24 .. 394 381
6685442.SQ.FTS.B, Zero Cpn, 11/20/24 .. 1,545 1,445
6685457.SQ.FTS.B, Zero Cpn, 11/20/24 .. 1,118 1,055
6685465.SQ.FTS.B, Zero Cpn, 11/20/24 .. 7,986 7,129
6685537.SQ.FTS.B, Zero Cpn, 11/20/24 .. 4,420 4,134
6685588.SQ.FTS.B, Zero Cpn, 11/20/24 .. 11,046 10,420
6685738.SQ.FTS.B, Zero Cpn, 11/21/24 .. 10,812 10,345
6685843.SQ.FTS.B, Zero Cpn, 11/21/24 .. 3,534 3,223
6685874.SQ.FTS.B, Zero Cpn, 11/21/24 .. 9,815 9,379
6685974.SQ.FTS.B, Zero Cpn, 11/21/24 .. 1,045 991
6685990.SQ.FTS.B, Zero Cpn, 11/21/24 .. 1,323 1,271
6686008.SQ.FTS.B, Zero Cpn, 11/21/24 .. 4,882 4,655
6686068.SQ.FTS.B, Zero Cpn, 11/21/24 .. 2,881 2,792
6686130.SQ.FTS.B, Zero Cpn, 11/21/24 .. 18,012 16,474
6686468.SQ.FTS.B, Zero Cpn, 11/22/24 .. 8,681 8,334
6686918.SQ.FTS.B, Zero Cpn, 11/22/24 .. 4,746 4,329
6687098.SQ.FTS.B, Zero Cpn, 11/22/24 .. 3,511 3,362
6687213.SQ.FTS.B, Zero Cpn, 11/22/24 .. 6,378 6,086
6687353.SQ.FTS.B, Zero Cpn, 11/22/24 .. 4,241 3,887
6687438.SQ.FTS.B, Zero Cpn, 11/22/24 .. 2,420 2,299
6687486.SQ.FTS.B, Zero Cpn, 11/22/24 .. 4,617 4,299
6687581.SQ.FTS.B, Zero Cpn, 11/22/24 .. 17,819 16,887
6687957.SQ.FTS.B, Zero Cpn, 11/22/24 .. 18,790 17,831
6688199.SQ.FTS.B, Zero Cpn, 11/22/24 .. 2,377 2,219
6688215.SQ.FTS.B, Zero Cpn, 11/22/24 .. 10,109 9,625
6688395.SQ.FTS.B, Zero Cpn, 11/22/24 .. 34,859 33,205
6688928.SQ.FTS.B, Zero Cpn, 11/22/24 .. 1,847 1,782
6688955.SQ.FTS.B, Zero Cpn, 11/22/24 .. 10,222 9,609
6689130.SQ.FTS.B, Zero Cpn, 11/22/24 .. 9,853 9,327
6689300.SQ.FTS.B, Zero Cpn, 11/22/24 .. 21,278 19,949
6689576.SQ.FTS.B, Zero Cpn, 11/22/24 .. 1,472 1,409
6689606.SQ.FTS.B, Zero Cpn, 11/22/24 .. 64,030 61,243
6689861.SQ.FTS.B, Zero Cpn, 11/23/24 .. 6,282 5,750
6690020.SQ.FTS.B, Zero Cpn, 11/23/24 .. 13,894 13,241
6690377.SQ.FTS.B, Zero Cpn, 11/23/24 .. 843 668
6690395.SQ.FTS.B, Zero Cpn, 11/23/24 .. 19,815 18,856
6691088.SQ.FTS.B, Zero Cpn, 11/23/24 .. 1,731 1,572
6691123.SQ.FTS.B, Zero Cpn, 11/23/24 .. 747 723
6691152.SQ.FTS.B, Zero Cpn, 11/23/24 .. 35,614 33,675
6691958.SQ.FTS.B, Zero Cpn, 11/23/24 .. 272 264
6691965.SQ.FTS.B, Zero Cpn, 11/23/24 .. 3,119 2,984
6692081.SQ.FTS.B, Zero Cpn, 11/23/24 .. 4,540 4,328
6692198.SQ.FTS.B, Zero Cpn, 11/23/24 .. 928 887
6692249.SQ.FTS.B, Zero Cpn, 11/23/24 .. 23,062 21,941
6692878.SQ.FTS.B, Zero Cpn, 11/23/24 .. 29,058 27,593
6693343.SQ.FTS.B, Zero Cpn, 11/23/24 .. 4,131 3,868
6693426.SQ.FTS.B, Zero Cpn, 11/24/24 .. 4,054 3,874
6693537.SQ.FTS.B, Zero Cpn, 11/24/24 .. 16,800 15,822

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6693814.SQ.FTS.B, Zero Cpn, 11/24/24 .. $ 2,336 $ 2,244
6693905.SQ.FTS.B, Zero Cpn, 11/24/24 .. 27,585 26,346
6694528.SQ.FTS.B, Zero Cpn, 11/24/24 .. 9,246 8,800
6694717.SQ.FTS.B, Zero Cpn, 11/24/24 .. 2,544 2,211
6694760.SQ.FTS.B, Zero Cpn, 11/24/24 .. 6,704 6,356
6694906.SQ.FTS.B, Zero Cpn, 11/24/24 .. 800 755
6694918.SQ.FTS.B, Zero Cpn, 11/24/24 .. 17,749 16,645
6695247.SQ.FTS.B, Zero Cpn, 11/24/24 .. 16,959 15,857
6695590.SQ.FTS.B, Zero Cpn, 11/24/24 .. 80,896 77,410
6699687.SQ.FTS.B, Zero Cpn, 11/25/24 .. 3,989 3,727
6699782.SQ.FTS.B, Zero Cpn, 11/25/24 .. 803 732
6699812.SQ.FTS.B, Zero Cpn, 11/25/24 .. 17,505 16,288
6700059.SQ.FTS.B, Zero Cpn, 11/25/24 .. 3,573 3,224
6700153.SQ.FTS.B, Zero Cpn, 11/25/24 .. 1,413 1,291
6700200.SQ.FTS.B, Zero Cpn, 11/25/24 .. 14,198 13,198
6700598.SQ.FTS.B, Zero Cpn, 11/25/24 .. 24,209 22,575
6701151.SQ.FTS.B, Zero Cpn, 11/25/24 .. 8,330 7,814
6701350.SQ.FTS.B, Zero Cpn, 11/25/24 .. 2,090 1,922
6701426.SQ.FTS.B, Zero Cpn, 11/25/24 .. 8,035 7,456
6701552.SQ.FTS.B, Zero Cpn, 11/25/24 .. 8,016 7,327
6701879.SQ.FTS.B, Zero Cpn, 11/25/24 .. 1,406 1,295
6702173.SQ.FTS.B, Zero Cpn, 11/25/24 .. 44,653 41,429
6702872.SQ.FTS.B, Zero Cpn, 11/25/24 .. 12,910 12,108
6703045.SQ.FTS.B, Zero Cpn, 11/25/24 .. 3,908 3,627
6703148.SQ.FTS.B, Zero Cpn, 11/25/24 .. 4,980 4,610
6703211.SQ.FTS.B, Zero Cpn, 11/25/24 .. 58,178 54,518
6704096.SQ.FTS.B, Zero Cpn, 11/26/24 .. 53,549 49,983
6705690.SQ.FTS.B, Zero Cpn, 11/26/24 .. 8,366 7,844
6705865.SQ.FTS.B, Zero Cpn, 11/26/24 .. 7,567 6,996
6705968.SQ.FTS.B, Zero Cpn, 11/26/24 .. 2,245 2,082
6705993.SQ.FTS.B, Zero Cpn, 11/26/24 .. 4,439 4,037
6706110.SQ.FTS.B, Zero Cpn, 11/26/24 .. 48,201 44,599
6706951.SQ.FTS.B, Zero Cpn, 11/26/24 .. 2,243 2,104
6706998.SQ.FTS.B, Zero Cpn, 11/26/24 .. 4,578 4,281
6707064.SQ.FTS.B, Zero Cpn, 11/26/24 .. 8,183 7,548
6707193.SQ.FTS.B, Zero Cpn, 11/26/24 .. 2,668 2,427
6707228.SQ.FTS.B, Zero Cpn, 11/27/24 .. 7,856 7,257
6707343.SQ.FTS.B, Zero Cpn, 11/27/24 .. 4,602 4,226
6707419.SQ.FTS.B, Zero Cpn, 11/27/24 .. 966 880
6707438.SQ.FTS.B, Zero Cpn, 11/27/24 .. 4,345 4,041
6707492.SQ.FTS.B, Zero Cpn, 11/27/24 .. 8,490 7,875
6707638.SQ.FTS.B, Zero Cpn, 11/27/24 .. 12,714 11,616
6707788.SQ.FTS.B, Zero Cpn, 11/27/24 .. 8,392 7,761
6707887.SQ.FTS.B, Zero Cpn, 11/27/24 .. 2,243 2,032
6707934.SQ.FTS.B, Zero Cpn, 11/27/24 .. 15,184 14,235
6708155.SQ.FTS.B, Zero Cpn, 11/28/24 .. 753 693
6708167.SQ.FTS.B, Zero Cpn, 11/28/24 .. 5,574 5,227
6708237.SQ.FTS.B, Zero Cpn, 11/28/24 .. 898 820
6708252.SQ.FTS.B, Zero Cpn, 11/28/24 .. 6,379 5,927
6708321.SQ.FTS.B, Zero Cpn, 11/28/24 .. 972 860
6708335.SQ.FTS.B, Zero Cpn, 11/28/24 .. 1,548 1,432
6708353.SQ.FTS.B, Zero Cpn, 11/28/24 .. 2,303 2,128
6708382.SQ.FTS.B, Zero Cpn, 11/28/24 .. 1,295 1,190
6708398.SQ.FTS.B, Zero Cpn, 11/28/24 .. 10,883 10,124
6708530.SQ.FTS.B, Zero Cpn, 11/28/24 .. 5,357 4,963
6708592.SQ.FTS.B, Zero Cpn, 11/28/24 .. 8,003 7,395
6708686.SQ.FTS.B, Zero Cpn, 11/29/24 .. 5,818 5,352
6708765.SQ.FTS.B, Zero Cpn, 11/29/24 .. 33,539 30,904
Description
Principal
Amount Value
Block, Inc. (continued)
6709139.SQ.FTS.B, Zero Cpn, 11/29/24 .. $ 4,488 $ 4,100
6709178.SQ.FTS.B, Zero Cpn, 11/29/24 .. 2,089 1,934
6709197.SQ.FTS.B, Zero Cpn, 11/29/24 .. 1,118 1,029
6709206.SQ.FTS.B, Zero Cpn, 11/29/24 .. 1,448 1,327
6709217.SQ.FTS.B, Zero Cpn, 11/29/24 .. 3,418 3,191
6709254.SQ.FTS.B, Zero Cpn, 11/29/24 .. 11,843 10,928
6709347.SQ.FTS.B, Zero Cpn, 11/29/24 .. 4,400 4,081
6709375.SQ.FTS.B, Zero Cpn, 11/29/24 .. 3,095 2,824
6709411.SQ.FTS.B, Zero Cpn, 11/29/24 .. 1,888 1,749
6709428.SQ.FTS.B, Zero Cpn, 11/29/24 .. 14,951 13,770
6709574.SQ.FTS.B, Zero Cpn, 11/29/24 .. 23,771 22,099
6712994.SQ.FTS.B, Zero Cpn, 11/30/24 .. 2,937 2,677
6713041.SQ.FTS.B, Zero Cpn, 11/30/24 .. 2,378 2,206
6713072.SQ.FTS.B, Zero Cpn, 11/30/24 .. 887 812
6713105.SQ.FTS.B, Zero Cpn, 11/30/24 .. 2,302 2,114
6713223.SQ.FTS.B, Zero Cpn, 11/30/24 .. 554 510
6713490.SQ.FTS.B, Zero Cpn, 11/30/24 .. 70,614 66,163
6715279.SQ.FTS.B, Zero Cpn, 11/30/24 .. 2,572 2,368
6715338.SQ.FTS.B, Zero Cpn, 11/30/24 .. 16,947 15,271
6715884.SQ.FTS.B, Zero Cpn, 11/30/24 .. 1,647 1,519
6715927.SQ.FTS.B, Zero Cpn, 11/30/24 .. 16,668 15,518
6716103.SQ.FTS.B, Zero Cpn, 11/30/24 .. 12,350 11,282
6716320.SQ.FTS.B, Zero Cpn, 11/30/24 .. 4,070 3,815
6716386.SQ.FTS.B, Zero Cpn, 11/30/24 .. 16,732 15,684
6717878.SQ.FTS.B, Zero Cpn, 12/01/24 .. 14,572 13,497
6718145.SQ.FTS.B, Zero Cpn, 12/01/24 .. 3,636 3,324
6718221.SQ.FTS.B, Zero Cpn, 12/01/24 .. 4,869 4,420
6718331.SQ.FTS.B, Zero Cpn, 12/01/24 .. 5,465 5,101
6718446.SQ.FTS.B, Zero Cpn, 12/01/24 .. 2,702 2,532
6718564.SQ.FTS.B, Zero Cpn, 12/01/24 .. 4,520 4,178
6718644.SQ.FTS.B, Zero Cpn, 12/01/24 .. 10,297 9,543
6718911.SQ.FTS.B, Zero Cpn, 12/01/24 .. 1,630 1,510
6718949.SQ.FTS.B, Zero Cpn, 12/01/24 .. 10,646 9,978
6719242.SQ.FTS.B, Zero Cpn, 12/01/24 .. 32,422 29,795
6719978.SQ.FTS.B, Zero Cpn, 12/01/24 .. 36,393 34,093
6720847.SQ.FTS.B, Zero Cpn, 12/01/24 .. 18,034 16,633
6721119.SQ.FTS.B, Zero Cpn, 12/01/24 .. 9,212 8,386
6721290.SQ.FTS.B, Zero Cpn, 12/01/24 .. 7,383 6,831
6721371.SQ.FTS.B, Zero Cpn, 12/01/24 .. 6,353 5,900
6721535.SQ.FTS.B, Zero Cpn, 12/01/24 .. 933 850
6721560.SQ.FTS.B, Zero Cpn, 12/01/24 .. 1,595 1,475
6721588.SQ.FTS.B, Zero Cpn, 12/01/24 .. 7,105 6,632
6721650.SQ.FTS.B, Zero Cpn, 12/01/24 .. 68,867 63,300
6722029.SQ.FTS.B, Zero Cpn, 12/02/24 .. 1,151 1,061
6722101.SQ.FTS.B, Zero Cpn, 12/02/24 .. 30,300 28,280
6723064.SQ.FTS.B, Zero Cpn, 12/02/24 .. 1,045 955
6723114.SQ.FTS.B, Zero Cpn, 12/02/24 .. 13,692 12,777
6723552.SQ.FTS.B, Zero Cpn, 12/02/24 .. 2,135 1,961
6723600.SQ.FTS.B, Zero Cpn, 12/02/24 .. 3,167 2,887
6723654.SQ.FTS.B, Zero Cpn, 12/02/24 .. 4,554 4,256
6723773.SQ.FTS.B, Zero Cpn, 12/02/24 .. 15,585 14,444
6724086.SQ.FTS.B, Zero Cpn, 12/02/24 .. 6,805 6,377
6724267.SQ.FTS.B, Zero Cpn, 12/02/24 .. 5,348 4,969
6724412.SQ.FTS.B, Zero Cpn, 12/02/24 .. 4,303 3,963
6724504.SQ.FTS.B, Zero Cpn, 12/02/24 .. 619 568
6724523.SQ.FTS.B, Zero Cpn, 12/02/24 .. 35,467 33,105
6725323.SQ.FTS.B, Zero Cpn, 12/02/24 .. 8,247 7,535
6725475.SQ.FTS.B, Zero Cpn, 12/02/24 .. 6,942 6,377

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6725598.SQ.FTS.B, Zero Cpn, 12/03/24 .. $ 33,481 $ 31,388
6725990.SQ.FTS.B, Zero Cpn, 12/03/24 .. 9,538 8,875
6726115.SQ.FTS.B, Zero Cpn, 12/03/24 .. 5,142 4,742
6726187.SQ.FTS.B, Zero Cpn, 12/04/24 .. 754 696
6726195.SQ.FTS.B, Zero Cpn, 12/04/24 .. 1,805 1,663
6726218.SQ.FTS.B, Zero Cpn, 12/04/24 .. 1,807 1,664
6726243.SQ.FTS.B, Zero Cpn, 12/04/24 .. 1,964 1,839
6726265.SQ.FTS.B, Zero Cpn, 12/04/24 .. 1,028 936
6726273.SQ.FTS.B, Zero Cpn, 12/04/24 .. 30,097 28,119
6727203.SQ.FTS.B, Zero Cpn, 12/05/24 .. 3,749 3,475
6727439.SQ.FTS.B, Zero Cpn, 12/05/24 .. 2,775 2,553
6727516.SQ.FTS.B, Zero Cpn, 12/05/24 .. 3,144 2,862
6727632.SQ.FTS.B, Zero Cpn, 12/05/24 .. 6,363 5,838
6727887.SQ.FTS.B, Zero Cpn, 12/05/24 .. 2,494 2,327
6727943.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,642 1,513
6727976.SQ.FTS.B, Zero Cpn, 12/05/24 .. 3,408 3,161
6728062.SQ.FTS.B, Zero Cpn, 12/05/24 .. 9,312 8,556
6728257.SQ.FTS.B, Zero Cpn, 12/05/24 .. 8,757 8,121
6728372.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,461 1,351
6728384.SQ.FTS.B, Zero Cpn, 12/05/24 .. 3,237 3,000
6728447.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,179 1,096
6728464.SQ.FTS.B, Zero Cpn, 12/05/24 .. 26,501 24,650
6728832.SQ.FTS.B, Zero Cpn, 12/05/24 .. 2,822 2,616
6728878.SQ.FTS.B, Zero Cpn, 12/05/24 .. 2,513 2,315
6728900.SQ.FTS.B, Zero Cpn, 12/05/24 .. 23,282 21,628
6729193.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,324 1,231
6729219.SQ.FTS.B, Zero Cpn, 12/05/24 .. 4,930 4,546
6729307.SQ.FTS.B, Zero Cpn, 12/05/24 .. 3,245 3,013
6729382.SQ.FTS.B, Zero Cpn, 12/05/24 .. 7,645 7,136
6729474.SQ.FTS.B, Zero Cpn, 12/05/24 .. 36,197 33,066
6730021.SQ.FTS.B, Zero Cpn, 12/05/24 .. 9,202 8,450
6730137.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,629 1,494
6730165.SQ.FTS.B, Zero Cpn, 12/05/24 .. 4,852 4,417
6730206.SQ.FTS.B, Zero Cpn, 12/06/24 .. 1,530 1,434
6730247.SQ.FTS.B, Zero Cpn, 12/06/24 .. 3,030 2,808
6730282.SQ.FTS.B, Zero Cpn, 12/06/24 .. 27,071 24,719
6730619.SQ.FTS.B, Zero Cpn, 12/06/24 .. 5,063 4,725
6730706.SQ.FTS.B, Zero Cpn, 12/06/24 .. 1,645 1,520
6730739.SQ.FTS.B, Zero Cpn, 12/06/24 .. 4,358 4,017
6730862.SQ.FTS.B, Zero Cpn, 12/06/24 .. 4,519 4,172
6730945.SQ.FTS.B, Zero Cpn, 12/06/24 .. 7,993 7,405
6731123.SQ.FTS.B, Zero Cpn, 12/06/24 .. 3,846 3,446
6731212.SQ.FTS.B, Zero Cpn, 12/06/24 .. 16,860 15,791
6731584.SQ.FTS.B, Zero Cpn, 12/06/24 .. 14,571 13,562
6731863.SQ.FTS.B, Zero Cpn, 12/06/24 .. 3,916 3,574
6731941.SQ.FTS.B, Zero Cpn, 12/06/24 .. 10,238 9,467
6732169.SQ.FTS.B, Zero Cpn, 12/06/24 .. 3,843 3,399
6732279.SQ.FTS.B, Zero Cpn, 12/06/24 .. 8,948 8,382
6732419.SQ.FTS.B, Zero Cpn, 12/06/24 .. 95,558 87,774
6733839.SQ.FTS.B, Zero Cpn, 12/07/24 .. 3,574 3,319
6733916.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,600 2,395
6733962.SQ.FTS.B, Zero Cpn, 12/07/24 .. 3,617 3,351
6734048.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,873 2,656
6734123.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,401 2,224
6734163.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,533 2,318
6734215.SQ.FTS.B, Zero Cpn, 12/07/24 .. 3,306 3,020
6734266.SQ.FTS.B, Zero Cpn, 12/07/24 .. 4,787 4,414
6734360.SQ.FTS.B, Zero Cpn, 12/07/24 .. 5,095 4,706
Description
Principal
Amount Value
Block, Inc. (continued)
6734499.SQ.FTS.B, Zero Cpn, 12/07/24 .. $ 631 $ 570
6734519.SQ.FTS.B, Zero Cpn, 12/07/24 .. 15,473 14,265
6734763.SQ.FTS.B, Zero Cpn, 12/07/24 .. 3,190 2,915
6735095.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,158 2,009
6735518.SQ.FTS.B, Zero Cpn, 12/07/24 .. 8,309 7,670
6735675.SQ.FTS.B, Zero Cpn, 12/07/24 .. 4,895 4,534
6735751.SQ.FTS.B, Zero Cpn, 12/07/24 .. 7,941 7,323
6735929.SQ.FTS.B, Zero Cpn, 12/07/24 .. 14,230 13,033
6736151.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,696 2,506
6736189.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,607 2,384
6736253.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,662 2,429
6736344.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,653 2,427
6736387.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,883 2,657
6736432.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,680 2,499
6736454.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,149 1,979
6736475.SQ.FTS.B, Zero Cpn, 12/07/24 .. 9,899 9,110
6736746.SQ.FTS.B, Zero Cpn, 12/07/24 .. 5,383 4,891
6736885.SQ.FTS.B, Zero Cpn, 12/07/24 .. 1,252 1,142
6736891.SQ.FTS.B, Zero Cpn, 12/07/24 .. 8,013 7,428
6736973.SQ.FTS.B, Zero Cpn, 12/07/24 .. 50,754 47,099
6739385.SQ.FTS.B, Zero Cpn, 12/08/24 .. 12,009 11,204
6739672.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,842 1,711
6739737.SQ.FTS.B, Zero Cpn, 12/08/24 .. 4,093 3,767
6739909.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,060 981
6739956.SQ.FTS.B, Zero Cpn, 12/08/24 .. 6,717 6,272
6740201.SQ.FTS.B, Zero Cpn, 12/08/24 .. 3,928 3,584
6740348.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,744 1,594
6740405.SQ.FTS.B, Zero Cpn, 12/08/24 .. 6,541 6,038
6740589.SQ.FTS.B, Zero Cpn, 12/08/24 .. 4,387 4,046
6740746.SQ.FTS.B, Zero Cpn, 12/08/24 .. 3,917 3,618
6740909.SQ.FTS.B, Zero Cpn, 12/08/24 .. 2,558 2,375
6740964.SQ.FTS.B, Zero Cpn, 12/08/24 .. 6,131 5,562
6741174.SQ.FTS.B, Zero Cpn, 12/08/24 .. 2,338 2,157
6741238.SQ.FTS.B, Zero Cpn, 12/08/24 .. 2,488 2,312
6741295.SQ.FTS.B, Zero Cpn, 12/08/24 .. 9,565 8,918
6741506.SQ.FTS.B, Zero Cpn, 12/08/24 .. 698 650
6741515.SQ.FTS.B, Zero Cpn, 12/08/24 .. 4,103 3,812
6741627.SQ.FTS.B, Zero Cpn, 12/08/24 .. 5,636 5,155
6741768.SQ.FTS.B, Zero Cpn, 12/08/24 .. 2,176 1,990
6741879.SQ.FTS.B, Zero Cpn, 12/08/24 .. 2,055 1,884
6741979.SQ.FTS.B, Zero Cpn, 12/08/24 .. 459 422
6741990.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,063 971
6742018.SQ.FTS.B, Zero Cpn, 12/08/24 .. 53,164 48,831
6742983.SQ.FTS.B, Zero Cpn, 12/09/24 .. 4,752 4,417
6743122.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,733 1,596
6743192.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,695 1,564
6743247.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,155 1,050
6743270.SQ.FTS.B, Zero Cpn, 12/09/24 .. 3,118 2,884
6743380.SQ.FTS.B, Zero Cpn, 12/09/24 .. 14,421 13,507
6743858.SQ.FTS.B, Zero Cpn, 12/09/24 .. 7,989 7,359
6744125.SQ.FTS.B, Zero Cpn, 12/09/24 .. 65,113 60,520
6745241.SQ.FTS.B, Zero Cpn, 12/09/24 .. 12,738 11,832
6745556.SQ.FTS.B, Zero Cpn, 12/09/24 .. 2,046 1,874
6745604.SQ.FTS.B, Zero Cpn, 12/09/24 .. 19,157 17,860
6745946.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,064 970
6745959.SQ.FTS.B, Zero Cpn, 12/09/24 .. 4,888 4,504
6746024.SQ.FTS.B, Zero Cpn, 12/09/24 .. 6,909 6,422
6746144.SQ.FTS.B, Zero Cpn, 12/09/24 .. 8,943 8,277

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6746254.SQ.FTS.B, Zero Cpn, 12/09/24 .. $ 4,150 $ 3,805
6746276.SQ.FTS.B, Zero Cpn, 12/09/24 .. 4,467 4,183
6746317.SQ.FTS.B, Zero Cpn, 12/09/24 .. 7,191 6,651
6746391.SQ.FTS.B, Zero Cpn, 12/09/24 .. 13,694 12,734
6746537.SQ.FTS.B, Zero Cpn, 12/09/24 .. 19,217 17,782
6746688.SQ.FTS.B, Zero Cpn, 12/10/24 .. 9,328 8,588
6746846.SQ.FTS.B, Zero Cpn, 12/10/24 .. 1,110 1,017
6746858.SQ.FTS.B, Zero Cpn, 12/10/24 .. 1,926 1,762
6746881.SQ.FTS.B, Zero Cpn, 12/10/24 .. 22,082 20,457
6747173.SQ.FTS.B, Zero Cpn, 12/10/24 .. 787 733
6747192.SQ.FTS.B, Zero Cpn, 12/10/24 .. 4,018 3,742
6747248.SQ.FTS.B, Zero Cpn, 12/10/24 .. 3,453 3,219
6747289.SQ.FTS.B, Zero Cpn, 12/10/24 .. 9,075 8,435
6747386.SQ.FTS.B, Zero Cpn, 12/11/24 .. 6,303 5,901
6747476.SQ.FTS.B, Zero Cpn, 12/11/24 .. 3,558 3,297
6747535.SQ.FTS.B, Zero Cpn, 12/11/24 .. 6,072 5,625
6747633.SQ.FTS.B, Zero Cpn, 12/11/24 .. 1,932 1,795
6747650.SQ.FTS.B, Zero Cpn, 12/11/24 .. 13,767 12,732
6747822.SQ.FTS.B, Zero Cpn, 12/11/24 .. 8,106 7,450
6747940.SQ.FTS.B, Zero Cpn, 12/11/24 .. 5,248 4,894
6748006.SQ.FTS.B, Zero Cpn, 12/11/24 .. 3,939 3,635
6748206.SQ.FTS.B, Zero Cpn, 12/12/24 .. 5,678 5,292
6748280.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,928 1,760
6748347.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,408 1,313
6748412.SQ.FTS.B, Zero Cpn, 12/12/24 .. 6,955 6,514
6748622.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,224 1,116
6748650.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,231 1,129
6748685.SQ.FTS.B, Zero Cpn, 12/12/24 .. 7,936 7,350
6748923.SQ.FTS.B, Zero Cpn, 12/12/24 .. 9,741 9,033
6749151.SQ.FTS.B, Zero Cpn, 12/12/24 .. 9,335 8,609
6749419.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,409 1,299
6749437.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,953 1,811
6749489.SQ.FTS.B, Zero Cpn, 12/12/24 .. 8,214 7,660
6749627.SQ.FTS.B, Zero Cpn, 12/12/24 .. 2,217 2,048
6749687.SQ.FTS.B, Zero Cpn, 12/12/24 .. 2,472 2,266
6749760.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,373 1,243
6749790.SQ.FTS.B, Zero Cpn, 12/12/24 .. 37,527 34,583
6750446.SQ.FTS.B, Zero Cpn, 12/12/24 .. 52,106 48,778
6751073.SQ.FTS.B, Zero Cpn, 12/12/24 .. 7,162 6,613
6751154.SQ.FTS.B, Zero Cpn, 12/12/24 .. 59,420 55,628
6751963.SQ.FTS.B, Zero Cpn, 12/13/24 .. 6,054 5,647
6752098.SQ.FTS.B, Zero Cpn, 12/13/24 .. 12,233 11,219
6752465.SQ.FTS.B, Zero Cpn, 12/13/24 .. 4,287 3,999
6752610.SQ.FTS.B, Zero Cpn, 12/13/24 .. 5,709 5,263
6752839.SQ.FTS.B, Zero Cpn, 12/13/24 .. 17,769 16,402
6753157.SQ.FTS.B, Zero Cpn, 12/13/24 .. 1,316 1,214
6753170.SQ.FTS.B, Zero Cpn, 12/13/24 .. 1,745 1,595
6753232.SQ.FTS.B, Zero Cpn, 12/13/24 .. 5,190 4,841
6753345.SQ.FTS.B, Zero Cpn, 12/13/24 .. 1,281 1,184
6753376.SQ.FTS.B, Zero Cpn, 12/13/24 .. 10,334 9,494
6753600.SQ.FTS.B, Zero Cpn, 12/13/24 .. 2,350 2,115
6753691.SQ.FTS.B, Zero Cpn, 12/13/24 .. 5,740 5,355
6753815.SQ.FTS.B, Zero Cpn, 12/13/24 .. 2,067 1,909
6753883.SQ.FTS.B, Zero Cpn, 12/13/24 .. 7,972 7,402
6753999.SQ.FTS.B, Zero Cpn, 12/13/24 .. 46,193 42,791
6754631.SQ.FTS.B, Zero Cpn, 12/13/24 .. 1,568 1,432
6754679.SQ.FTS.B, Zero Cpn, 12/13/24 .. 14,318 13,182
6754923.SQ.FTS.B, Zero Cpn, 12/13/24 .. 3,910 3,513
Description
Principal
Amount Value
Block, Inc. (continued)
6755002.SQ.FTS.B, Zero Cpn, 12/13/24 .. $ 9,025 $ 8,310
6755154.SQ.FTS.B, Zero Cpn, 12/13/24 .. 12,048 11,141
6755378.SQ.FTS.B, Zero Cpn, 12/13/24 .. 11,385 10,402
6755415.SQ.FTS.B, Zero Cpn, 12/14/24 .. 2,731 2,507
6755529.SQ.FTS.B, Zero Cpn, 12/14/24 .. 4,991 4,638
6755599.SQ.FTS.B, Zero Cpn, 12/14/24 .. 5,214 4,834
6755745.SQ.FTS.B, Zero Cpn, 12/14/24 .. 3,526 3,225
6755867.SQ.FTS.B, Zero Cpn, 12/14/24 .. 9,397 8,662
6756214.SQ.FTS.B, Zero Cpn, 12/14/24 .. 15,977 14,726
6756551.SQ.FTS.B, Zero Cpn, 12/14/24 .. 11,423 10,517
6756754.SQ.FTS.B, Zero Cpn, 12/14/24 .. 77,951 72,692
6758108.SQ.FTS.B, Zero Cpn, 12/14/24 .. 65,061 60,425
6762030.SQ.FTS.B, Zero Cpn, 12/15/24 .. 13,691 12,713
6762522.SQ.FTS.B, Zero Cpn, 12/15/24 .. 2,264 2,073
6762666.SQ.FTS.B, Zero Cpn, 12/15/24 .. 14,205 12,988
6763133.SQ.FTS.B, Zero Cpn, 12/15/24 .. 2,479 2,294
6763218.SQ.FTS.B, Zero Cpn, 12/15/24 .. 18,019 16,413
6763891.SQ.FTS.B, Zero Cpn, 12/15/24 .. 24,469 22,789
6764382.SQ.FTS.B, Zero Cpn, 12/15/24 .. 2,325 2,149
6764435.SQ.FTS.B, Zero Cpn, 12/15/24 .. 55,730 51,346
6765372.SQ.FTS.B, Zero Cpn, 12/15/24 .. 2,286 2,108
6765425.SQ.FTS.B, Zero Cpn, 12/15/24 .. 1,970 1,837
6765455.SQ.FTS.B, Zero Cpn, 12/15/24 .. 4,182 3,857
6765716.SQ.FTS.B, Zero Cpn, 12/16/24 .. 5,201 4,848
6765978.SQ.FTS.B, Zero Cpn, 12/16/24 .. 4,886 4,462
6766125.SQ.FTS.B, Zero Cpn, 12/16/24 .. 13,618 12,645
6766669.SQ.FTS.B, Zero Cpn, 12/16/24 .. 22,807 21,059
6767266.SQ.FTS.B, Zero Cpn, 12/16/24 .. 907 834
6767297.SQ.FTS.B, Zero Cpn, 12/16/24 .. 2,661 2,472
6767344.SQ.FTS.B, Zero Cpn, 12/16/24 .. 2,863 2,628
6767421.SQ.FTS.B, Zero Cpn, 12/16/24 .. 2,729 2,525
6767513.SQ.FTS.B, Zero Cpn, 12/16/24 .. 9,053 8,254
6767719.SQ.FTS.B, Zero Cpn, 12/16/24 .. 1,451 1,352
6767745.SQ.FTS.B, Zero Cpn, 12/16/24 .. 9,894 9,021
6767913.SQ.FTS.B, Zero Cpn, 12/16/24 .. 10,457 9,655
6768092.SQ.FTS.B, Zero Cpn, 12/16/24 .. 7,074 6,569
6768242.SQ.FTS.B, Zero Cpn, 12/16/24 .. 3,436 3,205
6768288.SQ.FTS.B, Zero Cpn, 12/16/24 .. 4,059 3,750
6768347.SQ.FTS.B, Zero Cpn, 12/16/24 .. 8,101 7,458
6768480.SQ.FTS.B, Zero Cpn, 12/16/24 .. 88,653 82,920
6768974.SQ.FTS.B, Zero Cpn, 12/17/24 .. 17,040 15,770
6769240.SQ.FTS.B, Zero Cpn, 12/17/24 .. 2,109 1,924
6769277.SQ.FTS.B, Zero Cpn, 12/17/24 .. 776 720
6769287.SQ.FTS.B, Zero Cpn, 12/17/24 .. 6,233 5,809
6769374.SQ.FTS.B, Zero Cpn, 12/17/24 .. 2,959 2,727
6769419.SQ.FTS.B, Zero Cpn, 12/17/24 .. 6,044 5,534
6769489.SQ.FTS.B, Zero Cpn, 12/17/24 .. 6,940 6,393
6769591.SQ.FTS.B, Zero Cpn, 12/18/24 .. 1,654 1,517
6769628.SQ.FTS.B, Zero Cpn, 12/18/24 .. 12,355 11,559
6769828.SQ.FTS.B, Zero Cpn, 12/18/24 .. 1,712 1,572
6769846.SQ.FTS.B, Zero Cpn, 12/18/24 .. 3,425 3,171
6769902.SQ.FTS.B, Zero Cpn, 12/18/24 .. 11,518 10,602
6770088.SQ.FTS.B, Zero Cpn, 12/18/24 .. 10,317 9,526
6770272.SQ.FTS.B, Zero Cpn, 12/19/24 .. 1,484 1,383
6770294.SQ.FTS.B, Zero Cpn, 12/19/24 .. 1,477 1,358
6770314.SQ.FTS.B, Zero Cpn, 12/19/24 .. 1,774 1,646
6770333.SQ.FTS.B, Zero Cpn, 12/19/24 .. 1,040 948
6770350.SQ.FTS.B, Zero Cpn, 12/19/24 .. 1,992 1,853

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6770386.SQ.FTS.B, Zero Cpn, 12/19/24 .. $ 2,608 $ 2,380
6770438.SQ.FTS.B, Zero Cpn, 12/19/24 .. 2,757 2,537
6770494.SQ.FTS.B, Zero Cpn, 12/19/24 .. 4,197 3,910
6770538.SQ.FTS.B, Zero Cpn, 12/19/24 .. 7,283 6,788
6770622.SQ.FTS.B, Zero Cpn, 12/19/24 .. 3,535 3,231
6770673.SQ.FTS.B, Zero Cpn, 12/19/24 .. 8,134 7,553
6770792.SQ.FTS.B, Zero Cpn, 12/19/24 .. 5,511 5,155
6770859.SQ.FTS.B, Zero Cpn, 12/19/24 .. 558 510
6770865.SQ.FTS.B, Zero Cpn, 12/19/24 .. 7,869 7,200
6770950.SQ.FTS.B, Zero Cpn, 12/19/24 .. 5,631 5,229
6771010.SQ.FTS.B, Zero Cpn, 12/19/24 .. 2,264 2,086
6771037.SQ.FTS.B, Zero Cpn, 12/19/24 .. 1,599 1,489
6771055.SQ.FTS.B, Zero Cpn, 12/19/24 .. 3,058 2,861
6771080.SQ.FTS.B, Zero Cpn, 12/19/24 .. 7,178 6,664
6771131.SQ.FTS.B, Zero Cpn, 12/19/24 .. 3,073 2,814
6771148.SQ.FTS.B, Zero Cpn, 12/19/24 .. 3,328 3,072
6771175.SQ.FTS.B, Zero Cpn, 12/19/24 .. 23,343 21,750
6771424.SQ.FTS.B, Zero Cpn, 12/19/24 .. 10,001 9,280
6771628.SQ.FTS.B, Zero Cpn, 12/20/24 .. 20,018 18,540
6772136.SQ.FTS.B, Zero Cpn, 12/20/24 .. 6,487 6,033
6772390.SQ.FTS.B, Zero Cpn, 12/20/24 .. 1,587 1,452
6772432.SQ.FTS.B, Zero Cpn, 12/20/24 .. 4,032 3,772
6772483.SQ.FTS.B, Zero Cpn, 12/20/24 .. 3,445 3,166
6772588.SQ.FTS.B, Zero Cpn, 12/20/24 .. 1,416 1,306
6772616.SQ.FTS.B, Zero Cpn, 12/20/24 .. 7,224 6,675
6772769.SQ.FTS.B, Zero Cpn, 12/20/24 .. 22,683 21,212
6773205.SQ.FTS.B, Zero Cpn, 12/20/24 .. 8,174 7,570
6773299.SQ.FTS.B, Zero Cpn, 12/20/24 .. 4,711 4,390
6773346.SQ.FTS.B, Zero Cpn, 12/20/24 .. 7,734 7,097
6773444.SQ.FTS.B, Zero Cpn, 12/20/24 .. 9,201 8,450
6773606.SQ.FTS.B, Zero Cpn, 12/20/24 .. 22,514 20,813
6773882.SQ.FTS.B, Zero Cpn, 12/20/24 .. 41,746 39,057
6774309.SQ.FTS.B, Zero Cpn, 12/20/24 .. 3,854 3,557
6774347.SQ.FTS.B, Zero Cpn, 12/20/24 .. 10,134 9,246
6774452.SQ.FTS.B, Zero Cpn, 12/20/24 .. 2,087 1,932
6774477.SQ.FTS.B, Zero Cpn, 12/20/24 .. 11,629 10,803
6774627.SQ.FTS.B, Zero Cpn, 12/20/24 .. 10,945 9,976
6774726.SQ.FTS.B, Zero Cpn, 12/20/24 .. 3,977 3,684
6774751.SQ.FTS.B, Zero Cpn, 12/20/24 .. 1,854 1,711
6774764.SQ.FTS.B, Zero Cpn, 12/20/24 .. 3,773 3,451
6774798.SQ.FTS.B, Zero Cpn, 12/20/24 .. 3,362 3,079
6774832.SQ.FTS.B, Zero Cpn, 12/20/24 .. 5,256 4,897
6774845.SQ.FTS.B, Zero Cpn, 12/20/24 .. 2,899 2,686
6774867.SQ.FTS.B, Zero Cpn, 12/20/24 .. 44,738 41,431
6774967.SQ.FTS.B, Zero Cpn, 12/21/24 .. 6,746 6,152
6775130.SQ.FTS.B, Zero Cpn, 12/21/24 .. 12,826 11,921
6775499.SQ.FTS.B, Zero Cpn, 12/21/24 .. 19,048 17,596
6775831.SQ.FTS.B, Zero Cpn, 12/21/24 .. 2,268 2,096
6775859.SQ.FTS.B, Zero Cpn, 12/21/24 .. 8,026 7,426
6775946.SQ.FTS.B, Zero Cpn, 12/21/24 .. 999 913
6775959.SQ.FTS.B, Zero Cpn, 12/21/24 .. 2,293 2,105
6775998.SQ.FTS.B, Zero Cpn, 12/21/24 .. 7,600 7,005
6776051.SQ.FTS.B, Zero Cpn, 12/21/24 .. 33,590 31,337
6776630.SQ.FTS.B, Zero Cpn, 12/21/24 .. 76,807 70,920
6777532.SQ.FTS.B, Zero Cpn, 12/21/24 .. 7,677 7,153
6777626.SQ.FTS.B, Zero Cpn, 12/21/24 .. 2,521 2,329
6777690.SQ.FTS.B, Zero Cpn, 12/21/24 .. 2,621 2,391
6777712.SQ.FTS.B, Zero Cpn, 12/21/24 .. 2,228 2,069
Description
Principal
Amount Value
Block, Inc. (continued)
6777747.SQ.FTS.B, Zero Cpn, 12/21/24 .. $ 1,460 $ 1,360
6777789.SQ.FTS.B, Zero Cpn, 12/21/24 .. 5,505 5,081
6779457.SQ.FTS.B, Zero Cpn, 12/22/24 .. 3,279 3,034
6779509.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,711 1,586
6779549.SQ.FTS.B, Zero Cpn, 12/22/24 .. 3,446 3,182
6779646.SQ.FTS.B, Zero Cpn, 12/22/24 .. 23,544 21,848
6780392.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,366 1,273
6780403.SQ.FTS.B, Zero Cpn, 12/22/24 .. 26,278 24,397
6780948.SQ.FTS.B, Zero Cpn, 12/22/24 .. 3,667 3,395
6781021.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,131 1,055
6781042.SQ.FTS.B, Zero Cpn, 12/22/24 .. 69,119 63,980
6782244.SQ.FTS.B, Zero Cpn, 12/22/24 .. 14,777 13,604
6782677.SQ.FTS.B, Zero Cpn, 12/22/24 .. 3,619 3,318
6782796.SQ.FTS.B, Zero Cpn, 12/22/24 .. 11,113 10,394
6782893.SQ.FTS.B, Zero Cpn, 12/23/24 .. 110,609 101,066
6785667.SQ.FTS.B, Zero Cpn, 12/23/24 .. 7,969 7,339
6785814.SQ.FTS.B, Zero Cpn, 12/23/24 .. 4,309 3,952
6785884.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,994 1,859
6785915.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,042 972
6785929.SQ.FTS.B, Zero Cpn, 12/23/24 .. 27,139 24,841
6785949.SQ.FTS.B, Zero Cpn, 12/24/24 .. 109,981 102,064
6787715.SQ.FTS.B, Zero Cpn, 12/26/24 .. 4,583 4,284
6787919.SQ.FTS.B, Zero Cpn, 12/26/24 .. 1,270 1,185
6787995.SQ.FTS.B, Zero Cpn, 12/26/24 .. 1,338 1,244
6788040.SQ.FTS.B, Zero Cpn, 12/26/24 .. 3,462 3,202
6788178.SQ.FTS.B, Zero Cpn, 12/26/24 .. 22,875 21,229
6788693.SQ.FTS.B, Zero Cpn, 12/26/24 .. 7,017 6,477
6788822.SQ.FTS.B, Zero Cpn, 12/26/24 .. 12,595 11,559
6789037.SQ.FTS.B, Zero Cpn, 12/26/24 .. 2,999 2,741
6789105.SQ.FTS.B, Zero Cpn, 12/26/24 .. 1,161 1,073
6789128.SQ.FTS.B, Zero Cpn, 12/26/24 .. 16,409 15,055
6789389.SQ.FTS.B, Zero Cpn, 12/26/24 .. 4,240 3,964
6789467.SQ.FTS.B, Zero Cpn, 12/26/24 .. 9,068 8,445
6789729.SQ.FTS.B, Zero Cpn, 12/26/24 .. 39,386 36,260
6790557.SQ.FTS.B, Zero Cpn, 12/26/24 .. 2,691 2,477
6790594.SQ.FTS.B, Zero Cpn, 12/26/24 .. 5,115 4,734
6790695.SQ.FTS.B, Zero Cpn, 12/26/24 .. 9,296 8,483
6790865.SQ.FTS.B, Zero Cpn, 12/26/24 .. 9,107 8,430
6791003.SQ.FTS.B, Zero Cpn, 12/27/24 .. 9,835 9,076
6791247.SQ.FTS.B, Zero Cpn, 12/27/24 .. 7,178 6,626
6791344.SQ.FTS.B, Zero Cpn, 12/27/24 .. 11,907 11,132
6791651.SQ.FTS.B, Zero Cpn, 12/27/24 .. 3,675 3,393
6791794.SQ.FTS.B, Zero Cpn, 12/27/24 .. 12,524 11,662
6792018.SQ.FTS.B, Zero Cpn, 12/27/24 .. 22,224 20,462
6792371.SQ.FTS.B, Zero Cpn, 12/27/24 .. 802 749
6792382.SQ.FTS.B, Zero Cpn, 12/27/24 .. 14,659 13,568
6792899.SQ.FTS.B, Zero Cpn, 12/27/24 .. 33,267 30,787
6793867.SQ.FTS.B, Zero Cpn, 12/27/24 .. 28,327 26,081
6794251.SQ.FTS.B, Zero Cpn, 12/27/24 .. 7,537 6,891
6794317.SQ.FTS.B, Zero Cpn, 12/27/24 .. 2,544 2,374
6794344.SQ.FTS.B, Zero Cpn, 12/27/24 .. 2,808 2,576
6794372.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,259 1,156
6794378.SQ.FTS.B, Zero Cpn, 12/27/24 .. 7,280 6,679
6794515.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,723 1,590
6794542.SQ.FTS.B, Zero Cpn, 12/27/24 .. 6,045 5,534
6794637.SQ.FTS.B, Zero Cpn, 12/27/24 .. 863 806
6794647.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,260 1,166
6794686.SQ.FTS.B, Zero Cpn, 12/27/24 .. 26,209 24,039

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6795070.SQ.FTS.B, Zero Cpn, 12/27/24 .. $ 11,330 $ 10,337
21,230,331
Freedom Financial Asset Management LLC
APP-10151809.FP.FTS.B, 5.99%, 8/13/23 . 873 875
APP-10767085.FP.FTS.B, 15.49%,
10/09/23 .......................... 287 287
APP-10157125.FP.FTS.B, 15.49%,
10/28/23 .......................... 1,297 1,303
APP-10780894.FP.FTS.B, 5.99%, 11/15/23 1,932 1,939
APP-10670609.FP.FTS.B, 5.99%, 11/23/23 1,653 1,663
APP-10783446.FP.FTS.B, 19.99%, 11/30/23 5,097 503
APP-11028232.FP.FTS.B, 5.99%, 12/12/23 2,642 2,655
APP-11036370.FP.FTS.B, 5.99%, 12/14/23 1,876 1,886
APP-11605709.FP.FTS.B, 5.99%, 12/21/23 1,954 1,968
APP-11694992.FP.FTS.B, 5.99%, 12/23/23 2,627 2,646
APP-11767896.FP.FTS.B, 5.99%, 12/24/23 2,246 2,262
APP-11816519.FP.FTS.B, 22.49%, 12/30/23 2,590 2,632
APP-12119879.FP.FTS.B, 5.99%, 1/22/24 . 3,636 3,663
APP-11693930.FP.FTS.B, 15.49%, 2/05/24 2,943 2,962
APP-11442830.FP.FTS.B, 5.99%, 2/06/24 . 3,677 3,699
APP-11796839.FP.FTS.B, 23.99%, 2/11/24 3,309 3,343
APP-11799568.FP.FTS.B, 15.49%, 2/12/24 3,470 3,497
APP-12674457.FP.FTS.B, 5.99%, 2/25/24 . 4,150 4,184
APP-12675080.FP.FTS.B, 17.49%, 2/25/24 4,952 5,005
APP-12168376.FP.FTS.B, 5.99%, 3/01/24 . 3,473 3,493
APP-12544302.FP.FTS.B, 16.49%, 3/01/24 3,099 3,120
APP-13337202.FP.FTS.B, 5.99%, 3/15/24 . 3,856 3,887
APP-13420504.FP.FTS.B, 5.99%, 3/16/24 . 4,639 4,675
APP-13148703.FP.FTS.B, 17.49%, 3/16/24 6,169 6,232
APP-13360065.FP.FTS.B, 19.99%, 3/27/24 4,200 4,264
APP-12608313.FP.FTS.B, 5.99%, 4/10/24 . 2,942 2,964
APP-12800126.FP.FTS.B, 5.99%, 4/10/24 . 4,691 4,727
APP-11798739.FP.FTS.B, 5.99%, 4/11/24 . 3,722 3,750
APP-13038344.FP.FTS.B, 23.99%, 4/12/24 4,951 5,003
APP-12905173.FP.FTS.B, 5.99%, 4/15/24 . 3,894 3,925
APP-12933623.FP.FTS.B, 5.99%, 4/16/24 . 3,411 3,439
APP-13059920.FP.FTS.B, 17.99%, 4/16/24 3,143 3,171
APP-12801588.FP.FTS.B, 5.99%, 4/17/24 . 2,867 2,891
APP-12933592.FP.FTS.B, 12.74%, 4/18/24 5,917 5,970
APP-12933925.FP.FTS.B, 5.99%, 4/23/24 . 3,368 3,399
APP-12934108.FP.FTS.B, 5.99%, 4/23/24 . 4,154 4,191
APP-12911251.FP.FTS.B, 5.99%, 4/24/24 . 4,700 4,743
APP-13026134.FP.FTS.B, 5.99%, 4/24/24 . 3,612 3,638
APP-13061207.FP.FTS.B, 5.99%, 4/30/24 . 3,391 3,417
APP-13432810.FP.FTS.B, 5.99%, 5/01/24 . 4,315 4,345
APP-13433208.FP.FTS.B, 5.99%, 5/01/24 . 3,476 3,505
APP-13435116.FP.FTS.B, 5.99%, 5/01/24 . 2,849 2,865
APP-13323350.FP.FTS.B, 16.49%, 5/01/24 4,482 4,510
APP-14062945.FP.FTS.B, 17.99%, 5/01/24 9,908 9,966
APP-13323276.FP.FTS.B, 5.99%, 5/05/24 . 3,522 3,549
APP-13323298.FP.FTS.B, 5.99%, 5/06/24 . 3,243 3,268
APP-13614056.FP.FTS.B, 15.99%, 5/11/24 4,552 4,589
APP-13270610.FP.FTS.B, 5.99%, 5/12/24 . 4,567 4,598
APP-13337251.FP.FTS.B, 5.99%, 5/13/24 . 4,986 5,029
APP-13438285.FP.FTS.B, 5.99%, 5/14/24 . 3,253 3,281
APP-13199267.FP.FTS.B, 5.99%, 5/15/24 . 3,254 3,283
APP-13301744.FP.FTS.B, 5.99%, 5/15/24 . 3,620 3,660
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-13323228.FP.FTS.B, 5.99%, 5/15/24 . $ 3,973 $ 4,006
APP-13628844.FP.FTS.B, 16.99%, 5/15/24 5,335 5,383
APP-13453990.FP.FTS.B, 5.99%, 5/22/24 . 4,330 4,371
APP-13488078.FP.FTS.B, 5.99%, 5/23/24 . 4,420 4,462
APP-11876534.FP.FTS.B, 5.99%, 5/25/24 . 4,835 671
APP-14264510.FP.FTS.B, 5.99%, 6/10/24 . 4,733 4,773
APP-14258833.FP.FTS.B, 18.49%, 6/10/24 4,929 4,971
APP-14387197.FP.FTS.B, 5.99%, 6/15/24 . 5,203 5,251
APP-14351539.FP.FTS.B, 5.99%, 6/21/24 . 5,119 678
APP-14179087.FP.FTS.B, 5.99%, 6/23/24 . 4,797 4,845
APP-14491308.FP.FTS.B, 23.99%, 6/28/24 5,162 5,232
APP-14369139.FP.FTS.B, 5.99%, 6/29/24 . 5,659 5,720
APP-12800813.FP.FTS.B, 15.49%, 6/30/24 7,848 4,730
APP-14569696.FP.FTS.B, 5.99%, 7/07/24 . 5,950 6,003
APP-10156971.FP.FTS.B, 14.99%, 8/15/24 15,662 15,791
APP-15044905.FP.FTS.B, 5.99%, 8/25/24 . 4,217 4,265
APP-10561115.FP.FTS.B, 13.99%, 10/08/24 3,874 3,901
APP-10775435.FP.FTS.B, 15.49%,
10/09/24 .......................... 13,649 13,721
APP-10940707.FP.FTS.B, 8.49%, 10/15/24 8,813 8,879
APP-10932376.FP.FTS.B, 19.99%,
10/22/24 .......................... 3,918 3,949
APP-10600138.FP.FTS.B, 10.49%,
10/29/24 .......................... 13,664 13,794
APP-11023093.FP.FTS.B, 10.49%, 10/30/24 7,657 7,739
APP-10815186.FP.FTS.B, 13.49%,
10/30/24 .......................... 12,972 13,144
APP-11036232.FP.FTS.B, 16.99%, 10/30/24 6,437 750
APP-10692850.FP.FTS.B, 13.24%, 11/12/24 20,381 20,547
APP-10670951.FP.FTS.B, 17.99%, 11/15/24 12,767 12,774
APP-10385583.FP.FTS.B, 12.24%, 11/22/24 6,172 6,232
APP-10481821.FP.FTS.B, 23.49%, 11/22/24 5,400 5,428
APP-11040038.FP.FTS.B, 15.49%, 12/01/24 13,764 13,786
APP-11018721.FP.FTS.B, 23.99%, 12/01/24 9,802 9,718
APP-10991532.FP.FTS.B, 13.99%,
12/10/24 .......................... 5,717 5,765
APP-11039981.FP.FTS.B, 12.74%, 12/13/24 7,819 7,888
APP-11025781.FP.FTS.B, 23.99%, 12/13/24 9,501 6,325
APP-11029317.FP.FTS.B, 23.99%, 12/13/24 6,508 6,495
APP-11036112.FP.FTS.B, 16.99%, 12/14/24 4,069 4,104
APP-10692602.FP.FTS.B, 17.99%,
12/14/24 .......................... 4,735 4,759
APP-11720453.FP.FTS.B, 12.24%, 12/22/24 7,085 7,152
APP-11789211.FP.FTS.B, 6.99%, 12/29/24 16,468 16,643
APP-11821469.FP.FTS.B, 17.49%, 12/30/24 10,689 10,768
APP-12250721.FP.FTS.B, 23.74%, 1/27/25 21,815 2,570
APP-12250024.FP.FTS.B, 23.99%, 1/27/25 6,940 1,572
APP-11694729.FP.FTS.B, 15.49%, 2/01/25 8,525 8,571
APP-11799631.FP.FTS.B, 9.74%, 2/02/25 . 10,766 10,851
APP-11750342.FP.FTS.B, 12.24%, 2/05/25 19,618 11,509
APP-11751212.FP.FTS.B, 13.99%, 2/05/25 11,699 11,776
APP-11755781.FP.FTS.B, 16.99%, 2/05/25 5,668 5,708
APP-11693818.FP.FTS.B, 9.49%, 2/06/25 . 18,698 18,856
APP-11799362.FP.FTS.B, 9.74%, 2/10/25 . 10,240 10,332
APP-11811501.FP.FTS.B, 15.24%, 2/12/25 18,673 11,259
APP-11237904.FP.FTS.B, 11.99%, 2/18/25 8,371 8,406
APP-12840850.FP.FTS.B, 9.49%, 2/21/25 . 7,836 7,871
APP-12413449.FP.FTS.B, 9.74%, 2/22/25 . 15,018 15,147

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12801527.FP.FTS.B, 11.74%, 2/22/25 $ 12,128 $ 12,228
APP-12801479.FP.FTS.B, 9.49%, 2/27/25 . 15,731 15,850
APP-12674069.FP.FTS.B, 18.99%, 2/27/25 7,929 7,954
APP-12675613.FP.FTS.B, 13.49%, 2/28/25 8,482 8,558
APP-12780140.FP.FTS.B, 9.74%, 3/01/25 . 7,560 7,617
APP-12076585.FP.FTS.B, 11.74%, 3/01/25 11,546 11,592
APP-12882137.FP.FTS.B, 12.49%, 3/01/25 31,379 31,576
APP-12871940.FP.FTS.B, 8.99%, 3/03/25 . 18,420 18,556
APP-12175554.FP.FTS.B, 11.99%, 3/03/25 9,032 9,095
APP-12139584.FP.FTS.B, 11.99%, 3/06/25 8,738 8,805
APP-12106191.FP.FTS.B, 7.74%, 3/07/25 . 10,741 10,832
APP-12097231.FP.FTS.B, 9.49%, 3/11/25 . 16,892 17,054
APP-12139672.FP.FTS.B, 9.74%, 3/11/25 . 10,472 10,572
APP-12188198.FP.FTS.B, 16.99%, 3/11/25 4,686 4,727
APP-12245609.FP.FTS.B, 25.49%, 3/12/25 7,922 2,823
APP-12934217.FP.FTS.B, 15.99%, 3/15/25 14,850 14,865
APP-13434461.FP.FTS.B, 9.49%, 3/20/25 . 10,403 10,462
APP-13337421.FP.FTS.B, 11.49%, 3/21/25 8,285 8,354
APP-13300513.FP.FTS.B, 17.99%, 3/24/25 4,825 4,851
APP-12776522.FP.FTS.B, 7.74%, 3/28/25 . 11,030 11,145
APP-13251266.FP.FTS.B, 7.74%, 3/28/25 . 10,993 11,112
APP-13381468.FP.FTS.B, 9.49%, 3/29/25 . 24,685 24,954
APP-13628483.FP.FTS.B, 16.49%, 3/29/25 7,309 7,354
APP-12607544.FP.FTS.B, 23.49%, 3/29/25 7,725 859
APP-13417584.FP.FTS.B, 12.49%, 3/30/25 30,956 31,307
APP-12798456.FP.FTS.B, 7.49%, 4/01/25 . 9,672 9,708
APP-12674971.FP.FTS.B, 10.49%, 4/01/25 29,580 29,781
APP-12544478.FP.FTS.B, 18.99%, 4/01/25 6,647 6,608
APP-12801328.FP.FTS.B, 11.74%, 4/03/25 22,654 22,762
APP-12877021.FP.FTS.B, 25.49%, 4/03/25 6,493 731
APP-12786233.FP.FTS.B, 15.99%, 4/05/25 14,474 14,416
APP-12785793.FP.FTS.B, 11.74%, 4/06/25 22,916 23,035
APP-12675330.FP.FTS.B, 9.74%, 4/07/25 . 10,865 10,957
APP-12797301.FP.FTS.B, 19.99%, 4/07/25 7,717 7,714
APP-10692548.FP.FTS.B, 9.74%, 4/08/25 . 7,914 7,982
APP-12990000.FP.FTS.B, 23.99%, 4/09/25 10,676 10,551
APP-11605986.FP.FTS.B, 7.74%, 4/10/25 . 15,182 1,761
APP-12975635.FP.FTS.B, 18.99%, 4/10/25 12,419 7,445
APP-13028127.FP.FTS.B, 21.49%, 4/10/25 29,023 28,650
APP-12795850.FP.FTS.B, 23.74%, 4/10/25 14,122 9,073
APP-08960612.FP.FTS.B, 9.74%, 4/11/25 . 9,762 9,842
APP-12236101.FP.FTS.B, 20.99%, 4/11/25 10,155 10,036
APP-12674201.FP.FTS.B, 15.49%, 4/12/25 7,824 7,883
APP-12800747.FP.FTS.B, 13.99%, 4/15/25 16,274 16,412
APP-12886570.FP.FTS.B, 17.49%, 4/15/25 11,050 10,893
APP-12869824.FP.FTS.B, 23.99%, 4/15/25 6,785 6,723
APP-13026280.FP.FTS.B, 23.99%, 4/15/25 10,086 9,978
APP-12888880.FP.FTS.B, 15.74%, 4/16/25 8,010 7,965
APP-12767903.FP.FTS.B, 25.49%, 4/17/25 6,519 6,463
APP-13048345.FP.FTS.B, 7.74%, 4/18/25 . 9,186 9,272
APP-12934120.FP.FTS.B, 16.99%, 4/18/25 6,477 6,534
APP-13060301.FP.FTS.B, 9.49%, 4/20/25 . 13,227 13,357
APP-13044683.FP.FTS.B, 12.49%, 4/20/25 31,537 31,823
APP-12931531.FP.FTS.B, 21.49%, 4/21/25 5,792 5,783
APP-13165810.FP.FTS.B, 11.99%, 4/25/25 9,623 9,724
APP-13023000.FP.FTS.B, 23.74%, 4/25/25 7,512 7,331
APP-13161529.FP.FTS.B, 9.49%, 4/30/25 . 25,931 26,157
APP-14056236.FP.FTS.B, 13.24%, 4/30/25 25,127 25,333
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14372285.FP.FTS.B, 14.74%, 5/01/25 $ 20,441 $ 20,488
APP-14372271.FP.FTS.B, 16.49%, 5/01/25 16,317 16,108
APP-13427697.FP.FTS.B, 18.99%, 5/01/25 9,482 9,405
APP-13432774.FP.FTS.B, 21.49%, 5/01/25 5,142 5,071
APP-14271382.FP.FTS.B, 18.49%, 5/02/25 10,997 10,935
APP-13431511.FP.FTS.B, 9.74%, 5/04/25 . 8,870 8,944
APP-13352228.FP.FTS.B, 25.49%, 5/04/25 7,015 6,876
APP-13416512.FP.FTS.B, 9.49%, 5/05/25 . 25,837 26,056
APP-14179250.FP.FTS.B, 9.84%, 5/05/25 . 19,781 19,968
APP-13199149.FP.FTS.B, 9.74%, 5/10/25 . 8,881 8,966
APP-13408706.FP.FTS.B, 12.99%, 5/13/25 17,414 17,439
APP-13628220.FP.FTS.B, 15.49%, 5/13/25 7,686 7,735
APP-13679431.FP.FTS.B, 19.49%, 5/13/25 9,211 9,138
APP-13664871.FP.FTS.B, 24.99%, 5/13/25 5,369 5,298
APP-13389626.FP.FTS.B, 25.49%, 5/13/25 8,054 837
APP-13333579.FP.FTS.B, 10.49%, 5/14/25 23,923 24,129
APP-13335711.FP.FTS.B, 14.49%, 5/14/25 10,906 10,930
APP-13336703.FP.FTS.B, 14.49%, 5/14/25 9,513 9,579
APP-13442439.FP.FTS.B, 15.99%, 5/14/25 18,130 5,922
APP-13435964.FP.FTS.B, 18.99%, 5/14/25 8,527 8,532
APP-14372135.FP.FTS.B, 10.49%, 5/15/25 10,694 10,794
APP-13437525.FP.FTS.B, 19.49%, 5/15/25 11,011 10,912
APP-13678041.FP.FTS.B, 18.49%, 5/16/25 5,081 5,091
APP-14586853.FP.FTS.B, 14.74%, 5/17/25 5,135 5,178
APP-13608364.FP.FTS.B, 9.84%, 5/18/25 . 14,022 14,163
APP-13658658.FP.FTS.B, 11.84%, 5/18/25 7,988 8,062
APP-14286350.FP.FTS.B, 16.99%, 5/19/25 13,172 13,207
APP-14581247.FP.FTS.B, 12.74%, 5/20/25 10,539 10,631
APP-13625542.FP.FTS.B, 24.99%, 5/20/25 10,582 10,483
APP-12543097.FP.FTS.B, 10.09%, 5/23/25 8,222 8,314
APP-13658179.FP.FTS.B, 10.84%, 5/24/25 32,657 33,003
APP-13658871.FP.FTS.B, 9.84%, 5/25/25 . 25,984 26,286
APP-13639147.FP.FTS.B, 18.49%, 5/25/25 12,909 12,858
APP-13658257.FP.FTS.B, 10.09%, 5/26/25 10,537 10,662
APP-14229868.FP.FTS.B, 16.74%, 6/08/25 34,746 34,691
APP-14240775.FP.FTS.B, 20.49%, 6/08/25 7,105 7,081
APP-14384326.FP.FTS.B, 16.99%, 6/15/25 13,898 13,898
APP-14253378.FP.FTS.B, 18.49%, 6/15/25 7,039 7,050
APP-14276228.FP.FTS.B, 19.24%, 6/15/25 16,920 16,739
APP-14246643.FP.FTS.B, 14.99%, 6/17/25 18,291 18,292
APP-11444368.FP.FTS.B, 17.49%, 6/17/25 8,609 8,623
APP-14416732.FP.FTS.B, 18.99%, 6/17/25 6,228 6,205
APP-14179277.FP.FTS.B, 12.74%, 6/22/25 24,699 24,789
APP-14518951.FP.FTS.B, 15.49%, 6/22/25 6,902 6,965
APP-14179511.FP.FTS.B, 18.49%, 6/22/25 5,341 5,367
APP-14253507.FP.FTS.B, 10.84%, 6/23/25 34,035 34,441
APP-14393547.FP.FTS.B, 17.99%, 6/23/25 7,974 837
APP-14477454.FP.FTS.B, 13.99%, 6/24/25 7,562 7,643
APP-14372095.FP.FTS.B, 14.99%, 6/25/25 17,274 17,516
APP-14386049.FP.FTS.B, 22.24%, 6/29/25 9,023 8,991
APP-14312204.FP.FTS.B, 25.49%, 6/29/25 7,336 7,306
APP-14227350.FP.FTS.B, 18.49%, 6/30/25 13,955 13,884
APP-14440616.FP.FTS.B, 25.49%, 7/01/25 8,477 8,272
APP-14541502.FP.FTS.B, 16.49%, 7/06/25 12,598 12,376
APP-14556464.FP.FTS.B, 16.24%, 7/07/25 24,470 8,220
APP-14580010.FP.FTS.B, 23.49%, 7/07/25 11,644 7,502
APP-14558687.FP.FTS.B, 25.49%, 7/07/25 11,534 11,306
APP-14372326.FP.FTS.B, 10.24%, 7/08/25 19,343 19,593

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14523480.FP.FTS.B, 18.99%, 7/08/25 $ 12,252 $ 12,225
APP-14227668.FP.FTS.B, 21.49%, 7/08/25 10,964 1,091
APP-14865343.FP.FTS.B, 10.24%, 7/21/25 25,033 25,311
APP-14256949.FP.FTS.B, 16.24%, 7/23/25 30,056 30,129
APP-13767586.FP.FTS.B, 10.49%, 7/26/25 13,777 13,947
APP-14578491.FP.FTS.B, 10.49%, 9/08/25 11,537 7,539
APP-10561160.FP.FTS.B, 18.99%, 9/13/25 13,425 13,819
APP-10551332.FP.FTS.B, 17.49%, 9/18/25 5,641 5,720
APP-10551426.FP.FTS.B, 10.99%, 9/21/25 15,332 15,548
APP-10671065.FP.FTS.B, 18.99%,
10/09/25 .......................... 6,997 7,163
APP-10752759.FP.FTS.B, 18.99%,
10/17/25 .......................... 17,560 17,946
APP-10617769.FP.FTS.B, 17.49%,
10/30/25 .......................... 15,860 16,249
APP-10580212.FP.FTS.B, 18.49%, 11/03/25 11,273 11,539
APP-10561236.FP.FTS.B, 15.99%, 11/04/25 21,305 21,653
APP-10627143.FP.FTS.B, 16.99%, 11/09/25 8,754 8,915
APP-13423519.FP.FTS.B, 23.99%, 11/13/25 12,823 12,662
APP-10777722.FP.FTS.B, 16.49%, 11/15/25 2,392 2,393
APP-10671041.FP.FTS.B, 16.49%, 11/16/25 14,926 15,218
APP-10703763.FP.FTS.B, 14.49%, 11/20/25 15,178 15,496
APP-10524105.FP.FTS.B, 17.49%, 11/21/25 14,848 1,531
APP-10727609.FP.FTS.B, 17.99%, 11/22/25 8,084 8,275
APP-10692670.FP.FTS.B, 18.49%, 11/22/25 6,772 6,925
APP-10776590.FP.FTS.B, 18.49%, 11/23/25 13,229 13,549
APP-10745958.FP.FTS.B, 8.99%, 11/30/25 8,928 9,074
APP-11008674.FP.FTS.B, 10.99%, 12/05/25 13,839 14,035
APP-11041391.FP.FTS.B, 11.49%, 12/10/25 25,259 25,623
APP-11039564.FP.FTS.B, 10.99%, 12/12/25 19,774 20,067
APP-11034532.FP.FTS.B, 8.99%, 12/13/25 20,799 21,108
APP-11020942.FP.FTS.B, 16.49%, 12/13/25 21,180 21,565
APP-10941172.FP.FTS.B, 10.99%, 12/14/25 16,935 17,194
APP-10293581.FP.FTS.B, 11.49%, 12/14/25 23,843 24,210
APP-10856578.FP.FTS.B, 18.49%,
12/14/25 .......................... 6,976 7,110
APP-11701384.FP.FTS.B, 18.49%, 12/15/25 5,151 5,233
APP-11823260.FP.FTS.B, 11.99%, 12/16/25 8,839 8,953
APP-11031081.FP.FTS.B, 15.99%, 1/03/26 14,292 14,488
APP-10561482.FP.FTS.B, 16.99%, 1/03/26 17,128 17,362
APP-12050720.FP.FTS.B, 18.99%, 1/16/26 7,200 7,328
APP-10571038.FP.FTS.B, 10.99%, 1/21/26 9,674 9,827
APP-12180264.FP.FTS.B, 10.24%, 1/26/26 9,815 9,966
APP-12231617.FP.FTS.B, 16.99%, 1/26/26 16,225 16,576
APP-12244001.FP.FTS.B, 13.24%, 1/27/26 7,038 7,148
APP-11694088.FP.FTS.B, 17.74%, 2/01/26 30,987 31,220
APP-11740763.FP.FTS.B, 13.99%, 2/04/26 16,031 16,247
APP-11798624.FP.FTS.B, 17.99%, 2/04/26 14,100 14,301
APP-11822517.FP.FTS.B, 9.99%, 2/05/26 . 18,291 18,470
APP-11764476.FP.FTS.B, 13.24%, 2/05/26 7,224 7,343
APP-11746987.FP.FTS.B, 18.49%, 2/05/26 15,555 15,761
APP-11753189.FP.FTS.B, 18.74%, 2/05/26 20,783 2,612
APP-11722574.FP.FTS.B, 20.49%, 2/05/26 29,660 30,049
APP-11754629.FP.FTS.B, 12.24%, 2/06/26 28,204 28,627
APP-11817911.FP.FTS.B, 18.74%, 2/13/26 14,793 15,100
APP-12887499.FP.FTS.B, 19.49%, 2/25/26 6,908 7,031
APP-12780048.FP.FTS.B, 8.24%, 2/28/26 . 13,427 13,637
APP-12543851.FP.FTS.B, 12.74%, 3/01/26 20,651 20,851
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12934173.FP.FTS.B, 10.24%, 3/08/26 $ 13,426 $ 13,603
APP-12244619.FP.FTS.B, 15.74%, 3/09/26 38,352 20,360
APP-10903724.FP.FTS.B, 9.99%, 3/12/26 . 25,238 25,627
APP-12253162.FP.FTS.B, 19.99%, 3/12/26 12,921 13,109
APP-12176269.FP.FTS.B, 16.49%, 3/13/26 18,584 18,846
APP-13161478.FP.FTS.B, 18.74%, 3/17/26 16,670 16,938
APP-13385202.FP.FTS.B, 24.99%, 3/19/26 2,173 2,152
APP-12675358.FP.FTS.B, 11.99%, 3/28/26 9,234 9,373
APP-11877668.FP.FTS.B, 16.49%, 3/28/26 18,366 18,784
APP-13414992.FP.FTS.B, 9.99%, 3/30/26 . 22,066 22,421
APP-12803304.FP.FTS.B, 18.24%, 3/31/26 22,848 22,977
APP-13645065.FP.FTS.B, 12.84%, 4/01/26 14,237 14,383
APP-12840855.FP.FTS.B, 18.49%, 4/01/26 14,329 14,476
APP-12779873.FP.FTS.B, 9.49%, 4/03/26 . 22,547 22,827
APP-12886380.FP.FTS.B, 9.99%, 4/03/26 . 24,067 24,366
APP-12889924.FP.FTS.B, 18.74%, 4/03/26 19,087 19,178
APP-12744909.FP.FTS.B, 10.24%, 4/09/26 17,324 9,019
APP-12762134.FP.FTS.B, 20.49%, 4/09/26 38,821 39,127
APP-12993588.FP.FTS.B, 20.99%, 4/09/26 2,134 2,114
APP-12675383.FP.FTS.B, 12.24%, 4/10/26 17,811 18,063
APP-12679150.FP.FTS.B, 12.99%, 4/10/26 37,426 10,848
APP-12787408.FP.FTS.B, 14.99%, 4/10/26 15,183 15,398
APP-12799632.FP.FTS.B, 15.99%, 4/10/26 21,071 21,323
APP-12786604.FP.FTS.B, 16.24%, 4/10/26 24,299 24,547
APP-12775377.FP.FTS.B, 17.49%, 4/10/26 27,584 5,676
APP-13675444.FP.FTS.B, 18.99%, 4/10/26 3,223 3,206
APP-12991443.FP.FTS.B, 24.99%, 4/10/26 7,502 7,565
APP-12779696.FP.FTS.B, 10.99%, 4/11/26 34,803 35,293
APP-12795661.FP.FTS.B, 13.99%, 4/11/26 6,948 7,052
APP-12544256.FP.FTS.B, 14.74%, 4/11/26 27,135 27,447
APP-12414665.FP.FTS.B, 17.49%, 4/11/26 8,878 9,014
APP-12792270.FP.FTS.B, 17.99%, 4/11/26 15,347 15,514
APP-13059570.FP.FTS.B, 8.24%, 4/12/26 . 11,547 11,703
APP-11694989.FP.FTS.B, 9.99%, 4/12/26 . 15,329 15,617
APP-13048169.FP.FTS.B, 10.24%, 4/12/26 10,808 10,951
APP-13050999.FP.FTS.B, 16.74%, 4/12/26 24,494 24,794
APP-12880532.FP.FTS.B, 10.24%, 4/15/26 11,863 2,165
APP-13021207.FP.FTS.B, 13.99%, 4/15/26 18,640 18,880
APP-12800863.FP.FTS.B, 17.49%, 4/15/26 12,036 12,189
APP-12744377.FP.FTS.B, 20.99%, 4/15/26 1,415 1,406
APP-12856249.FP.FTS.B, 12.49%, 4/16/26 10,932 11,111
APP-13068343.FP.FTS.B, 12.74%, 4/16/26 25,470 4,711
APP-13155578.FP.FTS.B, 12.74%, 4/17/26 19,322 19,587
APP-12858657.FP.FTS.B, 12.99%, 4/17/26 33,251 33,794
APP-13115033.FP.FTS.B, 19.49%, 4/17/26 7,717 7,820
APP-12911306.FP.FTS.B, 7.99%, 4/22/26 . 28,962 29,409
APP-13014947.FP.FTS.B, 14.99%, 4/23/26 15,945 16,099
APP-12859987.FP.FTS.B, 14.74%, 4/26/26 22,380 22,793
APP-13060307.FP.FTS.B, 16.99%, 4/28/26 12,426 12,643
APP-12777585.FP.FTS.B, 19.49%, 4/29/26 9,552 9,693
APP-12949437.FP.FTS.B, 21.99%, 4/30/26 13,836 13,871
APP-13423683.FP.FTS.B, 9.99%, 5/01/26 . 20,586 20,839
APP-13441795.FP.FTS.B, 12.74%, 5/01/26 23,171 23,428
APP-13396926.FP.FTS.B, 13.74%, 5/01/26 27,846 28,070
APP-13439922.FP.FTS.B, 16.99%, 5/01/26 12,514 12,662
APP-13431847.FP.FTS.B, 24.99%, 5/01/26 8,035 8,049
APP-13385444.FP.FTS.B, 19.49%, 5/02/26 11,769 11,837
APP-14385374.FP.FTS.B, 19.49%, 5/03/26 8,314 8,358

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-13431225.FP.FTS.B, 16.99%, 5/04/26 $ 13,048 $ 13,169
APP-13429002.FP.FTS.B, 8.24%, 5/10/26 . 13,390 13,579
APP-13628390.FP.FTS.B, 19.99%, 5/11/26 11,144 11,266
APP-13649172.FP.FTS.B, 13.49%, 5/12/26 15,231 15,418
APP-13657810.FP.FTS.B, 18.99%, 5/12/26 19,539 19,682
APP-13386894.FP.FTS.B, 7.99%, 5/14/26 . 18,596 18,872
APP-13441691.FP.FTS.B, 17.99%, 5/14/26 16,223 16,416
APP-13431194.FP.FTS.B, 18.49%, 5/14/26 17,346 17,526
APP-13682394.FP.FTS.B, 10.59%, 5/15/26 13,152 13,334
APP-14371343.FP.FTS.B, 11.74%, 5/15/26 38,682 39,174
APP-14427608.FP.FTS.B, 11.74%, 5/15/26 38,651 39,173
APP-14581842.FP.FTS.B, 17.99%, 5/15/26 9,509 9,559
APP-13434799.FP.FTS.B, 21.74%, 5/15/26 23,802 8,041
APP-13644126.FP.FTS.B, 10.34%, 5/20/26 15,833 16,071
APP-13605261.FP.FTS.B, 13.74%, 5/21/26 26,058 26,419
APP-13546003.FP.FTS.B, 25.99%, 5/22/26 7,662 7,762
APP-13628557.FP.FTS.B, 18.49%, 5/27/26 15,063 15,299
APP-14179201.FP.FTS.B, 12.34%, 6/08/26 9,625 9,746
APP-14276082.FP.FTS.B, 10.34%, 6/15/26 19,363 19,637
APP-14398590.FP.FTS.B, 10.99%, 6/15/26 9,244 9,369
APP-14372947.FP.FTS.B, 16.49%, 6/15/26 8,160 8,113
APP-14189728.FP.FTS.B, 17.74%, 6/15/26 40,025 40,393
APP-12886960.FP.FTS.B, 22.49%, 6/15/26 7,546 7,619
APP-14397947.FP.FTS.B, 26.49%, 6/16/26 6,720 716
APP-14306826.FP.FTS.B, 10.34%, 6/17/26 19,831 20,100
APP-14230815.FP.FTS.B, 10.34%, 6/20/26 19,295 19,591
APP-14203522.FP.FTS.B, 17.49%, 6/20/26 19,793 20,041
APP-14531089.FP.FTS.B, 10.99%, 6/22/26 15,409 15,628
APP-14549001.FP.FTS.B, 21.49%, 6/23/26 22,252 22,548
APP-14241416.FP.FTS.B, 12.59%, 6/24/26 27,380 27,838
APP-14578298.FP.FTS.B, 23.24%, 6/24/26 9,943 10,077
APP-14372335.FP.FTS.B, 12.99%, 6/30/26 19,227 19,495
APP-14420730.FP.FTS.B, 20.49%, 6/30/26 8,633 8,695
APP-14409335.FP.FTS.B, 18.49%, 7/01/26 8,189 8,289
APP-14491910.FP.FTS.B, 22.49%, 7/04/26 14,965 14,753
APP-14531002.FP.FTS.B, 17.74%, 7/05/26 24,558 24,734
APP-15018518.FP.FTS.B, 11.24%, 7/11/26 8,505 8,562
APP-15020512.FP.FTS.B, 10.24%, 7/15/26 25,039 25,374
APP-13899724.FP.FTS.B, 11.24%, 7/18/26 12,884 13,062
APP-14698479.FP.FTS.B, 10.74%, 7/24/26 31,341 31,834
APP-10179113.FP.FTS.B, 12.49%, 8/15/26 24,548 24,941
APP-10116903.FP.FTS.B, 14.24%, 8/15/26 17,543 17,831
APP-10063830.FP.FTS.B, 15.99%, 8/16/26 36,206 36,856
APP-10105795.FP.FTS.B, 23.49%, 8/17/26 17,293 17,804
APP-11810931.FP.FTS.B, 17.99%, 8/30/26 17,546 10,178
APP-10557980.FP.FTS.B, 19.99%, 9/05/26 11,139 11,327
APP-10060652.FP.FTS.B, 11.99%, 9/12/26 9,374 9,516
APP-10571945.FP.FTS.B, 11.24%, 9/15/26 35,455 35,992
APP-10622378.FP.FTS.B, 13.24%, 9/15/26 35,807 36,278
APP-10173551.FP.FTS.B, 20.99%, 9/20/26 11,680 12,011
APP-10190160.FP.FTS.B, 18.99%, 9/28/26 8,112 8,302
APP-10148097.FP.FTS.B, 11.24%, 9/29/26 31,534 32,134
APP-10202521.FP.FTS.B, 21.49%, 9/30/26 11,551 11,733
APP-10762836.FP.FTS.B, 15.49%,
10/03/26 .......................... 37,133 37,595
APP-10769538.FP.FTS.B, 17.99%,
10/09/26 .......................... 20,681 21,039
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10767341.FP.FTS.B, 18.99%,
10/09/26 .......................... $ 8,198 $ 8,276
APP-11037126.FP.FTS.B, 17.99%, 10/18/26 8,051 8,153
APP-10515203.FP.FTS.B, 16.99%,
10/21/26 .......................... 13,294 13,541
APP-10412146.FP.FTS.B, 20.49%,
10/21/26 .......................... 18,897 19,394
APP-10610237.FP.FTS.B, 11.99%, 10/25/26 10,001 10,165
APP-10188481.FP.FTS.B, 20.49%,
10/25/26 .......................... 6,894 6,906
APP-10583794.FP.FTS.B, 17.49%,
10/28/26 .......................... 11,209 11,481
APP-10482503.FP.FTS.B, 17.99%,
10/28/26 .......................... 6,113 6,190
APP-11040439.FP.FTS.B, 25.49%, 10/28/26 7,891 8,108
APP-10607213.FP.FTS.B, 16.49%,
10/29/26 .......................... 11,603 11,817
APP-11029842.FP.FTS.B, 11.99%, 10/30/26 23,067 23,464
APP-11029798.FP.FTS.B, 17.49%, 10/30/26 13,511 13,757
APP-11036737.FP.FTS.B, 18.99%, 10/30/26 7,863 7,940
APP-10547265.FP.FTS.B, 22.49%,
10/31/26 .......................... 23,640 23,923
APP-10567055.FP.FTS.B, 13.24%, 11/01/26 37,048 37,618
APP-10597275.FP.FTS.B, 14.49%, 11/01/26 8,196 8,308
APP-10561574.FP.FTS.B, 14.74%, 11/02/26 20,761 21,088
APP-10569042.FP.FTS.B, 19.99%, 11/03/26 12,624 1,329
APP-10590862.FP.FTS.B, 11.99%, 11/05/26 14,183 14,394
APP-10599539.FP.FTS.B, 13.24%, 11/05/26 34,414 34,930
APP-10551512.FP.FTS.B, 17.99%, 11/05/26 16,964 17,235
APP-10552003.FP.FTS.B, 20.49%, 11/05/26 15,795 16,030
APP-10453183.FP.FTS.B, 17.49%, 11/07/26 30,537 31,024
APP-10623552.FP.FTS.B, 18.99%, 11/09/26 19,314 19,627
APP-10770659.FP.FTS.B, 21.49%, 11/10/26 16,907 17,243
APP-10781246.FP.FTS.B, 14.24%, 11/15/26 11,949 12,140
APP-10773777.FP.FTS.B, 16.99%, 11/15/26 15,132 15,377
APP-10776520.FP.FTS.B, 20.49%, 11/15/26 19,557 20,040
APP-10692390.FP.FTS.B, 16.49%, 11/16/26 11,313 11,503
APP-10787763.FP.FTS.B, 21.99%, 11/16/26 17,759 18,048
APP-10780121.FP.FTS.B, 11.99%, 11/21/26 14,127 14,368
APP-10779675.FP.FTS.B, 21.49%, 11/21/26 13,244 13,543
APP-10756900.FP.FTS.B, 16.99%, 11/22/26 15,217 15,540
APP-10770156.FP.FTS.B, 16.99%, 11/22/26 13,695 13,957
APP-10760354.FP.FTS.B, 11.99%, 11/23/26 14,692 14,953
APP-10508033.FP.FTS.B, 17.49%, 11/23/26 23,680 24,147
APP-10780937.FP.FTS.B, 16.49%, 11/24/26 5,999 6,116
APP-10991025.FP.FTS.B, 19.49%,
12/05/26 .......................... 10,496 10,605
APP-10551248.FP.FTS.B, 16.99%,
12/08/26 .......................... 18,219 18,485
APP-11035966.FP.FTS.B, 21.99%, 12/13/26 6,476 6,575
APP-10916888.FP.FTS.B, 11.99%, 12/14/26 11,924 12,119
APP-11025771.FP.FTS.B, 11.99%, 12/14/26 19,123 19,437
APP-11033966.FP.FTS.B, 22.99%, 12/14/26 12,309 12,443
APP-11743320.FP.FTS.B, 13.24%, 12/17/26 16,058 16,290
APP-11737338.FP.FTS.B, 13.24%, 12/22/26 24,443 24,779
APP-11755185.FP.FTS.B, 10.99%, 12/23/26 22,647 23,012
APP-11751486.FP.FTS.B, 11.24%, 12/23/26 14,358 14,589

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-09447197.FP.FTS.B, 13.49%,
12/23/26 .......................... $ 11,645 $ 11,834
APP-11662515.FP.FTS.B, 14.24%, 12/23/26 10,938 11,118
APP-11609592.FP.FTS.B, 14.74%, 12/24/26 30,797 31,270
APP-11788646.FP.FTS.B, 15.24%, 12/29/26 29,577 30,207
APP-11822223.FP.FTS.B, 10.99%, 12/30/26 16,667 16,940
APP-11806677.FP.FTS.B, 11.74%, 12/30/26 32,613 33,146
APP-11815677.FP.FTS.B, 13.74%, 12/30/26 20,456 20,806
APP-11820229.FP.FTS.B, 17.49%, 12/30/26 11,399 11,488
APP-11800117.FP.FTS.B, 19.99%, 12/30/26 11,708 2,525
APP-10997848.FP.FTS.B, 20.49%,
12/30/26 .......................... 15,672 16,080
APP-11804177.FP.FTS.B, 21.99%, 12/30/26 18,648 18,774
APP-10969694.FP.FTS.B, 19.49%, 1/14/27 46,520 9,865
APP-12216140.FP.FTS.B, 11.74%, 1/25/27 38,601 39,209
APP-11753872.FP.FTS.B, 13.24%, 1/25/27 17,625 17,908
APP-12234684.FP.FTS.B, 16.74%, 1/26/27 39,698 40,353
APP-12242133.FP.FTS.B, 22.99%, 1/27/27 12,547 12,690
APP-11654600.FP.FTS.B, 10.49%, 1/28/27 30,175 30,676
APP-11752574.FP.FTS.B, 18.24%, 1/28/27 39,553 40,309
APP-12243752.FP.FTS.B, 19.99%, 1/28/27 14,131 14,409
APP-11704828.FP.FTS.B, 17.49%, 1/31/27 9,285 9,481
APP-11799569.FP.FTS.B, 19.99%, 2/02/27 8,789 8,844
APP-11730595.FP.FTS.B, 11.99%, 2/04/27 20,310 20,607
APP-11689702.FP.FTS.B, 10.49%, 2/05/27 30,310 30,763
APP-11748155.FP.FTS.B, 14.24%, 2/05/27 27,492 27,875
APP-11693799.FP.FTS.B, 16.99%, 2/05/27 12,062 12,166
APP-11750215.FP.FTS.B, 18.24%, 2/05/27 28,191 28,446
APP-11693943.FP.FTS.B, 10.99%, 2/06/27 28,588 29,015
APP-11771449.FP.FTS.B, 9.74%, 2/10/27 . 38,352 38,926
APP-11799619.FP.FTS.B, 17.99%, 2/11/27 18,411 18,564
APP-11806403.FP.FTS.B, 19.99%, 2/11/27 17,196 17,348
APP-11443313.FP.FTS.B, 9.99%, 2/12/27 . 19,811 20,119
APP-11694094.FP.FTS.B, 11.24%, 2/12/27 11,059 11,248
APP-11796213.FP.FTS.B, 11.24%, 2/12/27 27,053 27,468
APP-11816991.FP.FTS.B, 16.24%, 2/12/27 23,988 24,367
APP-11799428.FP.FTS.B, 19.99%, 2/12/27 22,759 23,006
APP-11813343.FP.FTS.B, 11.74%, 2/13/27 38,902 39,535
APP-11804818.FP.FTS.B, 14.99%, 2/13/27 15,882 16,079
APP-11790590.FP.FTS.B, 17.74%, 2/13/27 24,156 24,415
APP-11814239.FP.FTS.B, 17.74%, 2/13/27 31,491 31,786
APP-12801776.FP.FTS.B, 18.49%, 2/15/27 20,640 20,806
APP-12796607.FP.FTS.B, 17.74%, 2/16/27 26,497 26,737
APP-12770843.FP.FTS.B, 18.24%, 2/17/27 32,266 32,565
APP-12797866.FP.FTS.B, 19.99%, 2/17/27 11,446 11,548
APP-12779435.FP.FTS.B, 10.49%, 2/18/27 24,319 24,624
APP-12543838.FP.FTS.B, 15.49%, 2/18/27 23,439 23,783
APP-12784633.FP.FTS.B, 22.99%, 2/21/27 14,434 14,565
APP-12677509.FP.FTS.B, 8.49%, 2/22/27 . 24,353 24,697
APP-12792566.FP.FTS.B, 16.49%, 2/25/27 12,366 12,532
APP-12793802.FP.FTS.B, 16.74%, 2/25/27 33,312 33,603
APP-12769457.FP.FTS.B, 17.99%, 2/25/27 16,215 16,440
APP-12883181.FP.FTS.B, 8.99%, 2/28/27 . 27,282 27,734
APP-12819064.FP.FTS.B, 10.99%, 2/28/27 31,910 32,434
APP-12793590.FP.FTS.B, 19.99%, 2/28/27 18,060 18,337
APP-10681978.FP.FTS.B, 23.49%, 2/28/27 42,498 26,774
APP-13022008.FP.FTS.B, 10.99%, 3/01/27 30,245 30,582
APP-12800786.FP.FTS.B, 11.24%, 3/01/27 16,485 16,691
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-13018059.FP.FTS.B, 12.99%, 3/01/27 $ 9,694 $ 9,810
APP-12814994.FP.FTS.B, 13.74%, 3/01/27 8,094 8,192
APP-12846368.FP.FTS.B, 19.99%, 3/01/27 16,811 16,762
APP-12932776.FP.FTS.B, 16.49%, 3/02/27 10,473 10,546
APP-12859823.FP.FTS.B, 17.99%, 3/03/27 8,271 8,351
APP-12243437.FP.FTS.B, 11.24%, 3/04/27 25,205 25,532
APP-12244716.FP.FTS.B, 19.99%, 3/05/27 20,629 20,671
APP-12116704.FP.FTS.B, 11.74%, 3/06/27 35,821 36,341
APP-12234254.FP.FTS.B, 11.24%, 3/10/27 12,263 12,453
APP-12228505.FP.FTS.B, 17.99%, 3/10/27 18,641 18,774
APP-12213150.FP.FTS.B, 18.49%, 3/10/27 10,110 10,199
APP-12231685.FP.FTS.B, 19.74%, 3/10/27 33,563 33,734
APP-12243221.FP.FTS.B, 8.49%, 3/11/27 . 23,300 23,647
APP-12233502.FP.FTS.B, 16.49%, 3/11/27 20,423 20,737
APP-12232207.FP.FTS.B, 18.99%, 3/11/27 14,371 14,510
APP-12249171.FP.FTS.B, 13.49%, 3/12/27 14,522 14,777
APP-12250129.FP.FTS.B, 17.74%, 3/12/27 25,624 25,832
APP-12042791.FP.FTS.B, 18.74%, 3/12/27 42,991 43,199
APP-12132131.FP.FTS.B, 19.49%, 3/13/27 17,513 17,677
APP-13060467.FP.FTS.B, 11.74%, 3/15/27 40,073 40,625
APP-13155858.FP.FTS.B, 10.99%, 3/16/27 17,478 17,724
APP-13442368.FP.FTS.B, 11.49%, 3/16/27 13,374 13,530
APP-13061057.FP.FTS.B, 13.49%, 3/16/27 13,661 13,848
APP-13093148.FP.FTS.B, 19.74%, 3/16/27 33,077 33,317
APP-13253640.FP.FTS.B, 11.24%, 3/20/27 12,739 12,904
APP-13416800.FP.FTS.B, 16.24%, 3/22/27 28,781 29,130
APP-13323349.FP.FTS.B, 16.49%, 3/25/27 11,920 12,081
APP-13430153.FP.FTS.B, 20.49%, 3/25/27 16,041 16,228
APP-13207096.FP.FTS.B, 19.49%, 3/26/27 14,929 15,115
APP-12782877.FP.FTS.B, 8.49%, 3/28/27 . 23,085 23,439
APP-12799003.FP.FTS.B, 10.99%, 3/28/27 15,675 15,911
APP-12544474.FP.FTS.B, 14.24%, 3/28/27 29,285 29,724
APP-12778979.FP.FTS.B, 16.24%, 3/28/27 24,169 24,545
APP-12781429.FP.FTS.B, 17.74%, 3/28/27 29,107 29,555
APP-12771953.FP.FTS.B, 18.49%, 3/28/27 16,698 16,949
APP-13375770.FP.FTS.B, 19.24%, 3/28/27 17,440 17,681
APP-13370208.FP.FTS.B, 19.74%, 3/28/27 24,949 25,291
APP-12758093.FP.FTS.B, 8.99%, 3/29/27 . 15,517 15,760
APP-12767372.FP.FTS.B, 10.99%, 3/29/27 16,043 16,290
APP-12779388.FP.FTS.B, 10.99%, 3/29/27 31,363 31,845
APP-12791753.FP.FTS.B, 10.99%, 3/29/27 21,176 21,485
APP-12784176.FP.FTS.B, 11.24%, 3/29/27 28,103 28,498
APP-12798277.FP.FTS.B, 13.24%, 3/29/27 17,826 18,097
APP-12795625.FP.FTS.B, 13.49%, 3/29/27 15,737 15,976
APP-12674361.FP.FTS.B, 15.24%, 3/29/27 30,547 31,037
APP-12802958.FP.FTS.B, 16.49%, 3/29/27 20,083 20,398
APP-13402497.FP.FTS.B, 16.49%, 3/29/27 16,411 16,659
APP-12281515.FP.FTS.B, 17.49%, 3/29/27 12,412 12,605
APP-12802206.FP.FTS.B, 17.74%, 3/29/27 41,330 41,778
APP-13389764.FP.FTS.B, 17.74%, 3/29/27 25,163 25,391
APP-12801049.FP.FTS.B, 18.99%, 3/29/27 8,833 8,969
APP-12785988.FP.FTS.B, 19.99%, 3/29/27 7,939 7,885
APP-13251661.FP.FTS.B, 20.24%, 3/29/27 22,527 22,846
APP-12795571.FP.FTS.B, 22.49%, 3/29/27 29,896 30,346
APP-12798313.FP.FTS.B, 22.49%, 3/29/27 32,133 20,541
APP-13009028.FP.FTS.B, 10.99%, 3/30/27 19,764 20,083
APP-12577391.FP.FTS.B, 11.74%, 3/30/27 40,090 40,697
APP-13055453.FP.FTS.B, 13.24%, 3/30/27 30,174 3,400

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-13421220.FP.FTS.B, 14.49%, 3/30/27 $ 17,438 $ 17,594
APP-13418445.FP.FTS.B, 17.74%, 3/30/27 46,937 5,673
APP-13416410.FP.FTS.B, 18.49%, 3/30/27 10,089 10,251
APP-13405408.FP.FTS.B, 23.24%, 3/30/27 17,483 17,745
APP-13630932.FP.FTS.B, 11.84%, 4/01/27 12,826 12,945
APP-12638350.FP.FTS.B, 13.24%, 4/01/27 20,218 20,429
APP-12674905.FP.FTS.B, 13.24%, 4/01/27 32,670 9,061
APP-12840175.FP.FTS.B, 15.49%, 4/01/27 9,699 9,751
APP-12761107.FP.FTS.B, 16.49%, 4/01/27 19,127 19,163
APP-12542914.FP.FTS.B, 20.49%, 4/01/27 11,234 11,150
APP-12674748.FP.FTS.B, 13.99%, 4/02/27 40,608 41,043
APP-12787387.FP.FTS.B, 16.49%, 4/02/27 11,900 12,012
APP-12882995.FP.FTS.B, 10.99%, 4/03/27 31,960 32,346
APP-12867499.FP.FTS.B, 13.74%, 4/03/27 8,103 8,201
APP-12872712.FP.FTS.B, 16.49%, 4/03/27 12,646 3,645
APP-12887758.FP.FTS.B, 16.49%, 4/03/27 18,068 18,243
APP-12890485.FP.FTS.B, 18.99%, 4/03/27 12,214 12,240
APP-12862659.FP.FTS.B, 23.24%, 4/03/27 16,928 16,840
APP-12857742.FP.FTS.B, 18.74%, 4/05/27 41,599 41,600
APP-12784441.FP.FTS.B, 20.49%, 4/05/27 22,103 22,045
APP-12811031.FP.FTS.B, 20.99%, 4/05/27 16,135 16,219
APP-13538222.FP.FTS.B, 11.34%, 4/06/27 28,433 28,763
APP-12802041.FP.FTS.B, 13.99%, 4/06/27 40,639 41,130
APP-13673131.FP.FTS.B, 11.34%, 4/07/27 16,494 16,690
APP-11924087.FP.FTS.B, 13.49%, 4/07/27 14,369 14,547
APP-12757809.FP.FTS.B, 14.49%, 4/07/27 11,556 11,684
APP-12801750.FP.FTS.B, 18.99%, 4/07/27 4,325 4,264
APP-12984273.FP.FTS.B, 8.99%, 4/08/27 . 31,752 32,249
APP-12804826.FP.FTS.B, 19.99%, 4/08/27 6,301 6,326
APP-12700449.FP.FTS.B, 24.99%, 4/09/27 43,142 43,046
APP-12736035.FP.FTS.B, 8.99%, 4/10/27 . 20,853 21,140
APP-12875152.FP.FTS.B, 8.99%, 4/10/27 . 32,418 16,379
APP-12758120.FP.FTS.B, 10.99%, 4/10/27 21,024 21,294
APP-13018537.FP.FTS.B, 10.99%, 4/10/27 19,975 20,232
APP-12679617.FP.FTS.B, 11.24%, 4/10/27 33,909 6,166
APP-12795960.FP.FTS.B, 13.24%, 4/10/27 20,313 20,585
APP-12413477.FP.FTS.B, 15.49%, 4/10/27 9,869 9,932
APP-12637418.FP.FTS.B, 16.49%, 4/10/27 19,890 20,157
APP-12933534.FP.FTS.B, 16.99%, 4/10/27 16,320 16,497
APP-12986414.FP.FTS.B, 17.74%, 4/10/27 33,913 33,984
APP-12796424.FP.FTS.B, 17.99%, 4/10/27 12,497 12,501
APP-12976491.FP.FTS.B, 17.99%, 4/10/27 7,618 7,503
APP-13016825.FP.FTS.B, 17.99%, 4/10/27 21,421 21,449
APP-13018575.FP.FTS.B, 18.74%, 4/10/27 41,496 41,695
APP-12770485.FP.FTS.B, 20.49%, 4/10/27 13,497 13,503
APP-13020600.FP.FTS.B, 21.49%, 4/10/27 12,603 12,600
APP-12804212.FP.FTS.B, 22.49%, 4/10/27 10,264 10,275
APP-12723310.FP.FTS.B, 22.99%, 4/10/27 13,660 13,636
APP-12971734.FP.FTS.B, 25.49%, 4/10/27 9,443 9,497
APP-13009797.FP.FTS.B, 25.49%, 4/10/27 9,824 9,807
APP-12709781.FP.FTS.B, 8.99%, 4/11/27 . 19,045 19,311
APP-12801468.FP.FTS.B, 11.24%, 4/11/27 11,114 11,273
APP-13662283.FP.FTS.B, 11.59%, 4/11/27 14,390 14,562
APP-12735907.FP.FTS.B, 11.74%, 4/11/27 40,309 40,890
APP-12731627.FP.FTS.B, 13.24%, 4/11/27 20,536 20,817
APP-12119588.FP.FTS.B, 13.74%, 4/11/27 9,560 9,701
APP-12782592.FP.FTS.B, 16.24%, 4/11/27 26,439 26,778
APP-09096529.FP.FTS.B, 10.49%, 4/12/27 24,236 24,586
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12870868.FP.FTS.B, 13.24%, 4/12/27 $ 24,439 $ 24,797
APP-11872577.FP.FTS.B, 13.99%, 4/12/27 35,940 36,450
APP-12780320.FP.FTS.B, 14.99%, 4/12/27 14,991 15,189
APP-12794611.FP.FTS.B, 16.49%, 4/12/27 22,106 22,434
APP-12675250.FP.FTS.B, 19.99%, 4/12/27 21,613 21,729
APP-12793996.FP.FTS.B, 19.99%, 4/12/27 28,792 3,445
APP-12543186.FP.FTS.B, 21.49%, 4/12/27 12,099 12,104
APP-12674073.FP.FTS.B, 17.49%, 4/13/27 24,764 24,962
APP-12119732.FP.FTS.B, 22.49%, 4/13/27 9,092 9,178
APP-12819793.FP.FTS.B, 11.24%, 4/14/27 11,451 11,640
APP-12933712.FP.FTS.B, 16.99%, 4/14/27 14,492 14,593
APP-12634752.FP.FTS.B, 8.49%, 4/15/27 . 23,689 24,021
APP-12601811.FP.FTS.B, 10.49%, 4/15/27 24,859 6,983
APP-12847750.FP.FTS.B, 10.49%, 4/15/27 23,878 24,256
APP-12840779.FP.FTS.B, 10.99%, 4/15/27 32,203 32,700
APP-12880291.FP.FTS.B, 10.99%, 4/15/27 21,698 22,032
APP-12884053.FP.FTS.B, 10.99%, 4/15/27 20,034 20,341
APP-12886061.FP.FTS.B, 10.99%, 4/15/27 20,078 20,386
APP-12890839.FP.FTS.B, 12.99%, 4/15/27 9,747 9,894
APP-12889697.FP.FTS.B, 14.49%, 4/15/27 19,001 19,272
APP-12838144.FP.FTS.B, 14.74%, 4/15/27 27,022 2,912
APP-12879648.FP.FTS.B, 14.99%, 4/15/27 5,451 5,448
APP-12872440.FP.FTS.B, 16.49%, 4/15/27 9,934 10,015
APP-12851953.FP.FTS.B, 16.74%, 4/15/27 38,217 38,730
APP-13062300.FP.FTS.B, 17.49%, 4/15/27 13,218 13,307
APP-12885686.FP.FTS.B, 17.99%, 4/15/27 9,182 9,321
APP-12674259.FP.FTS.B, 19.99%, 4/15/27 8,411 8,455
APP-13008146.FP.FTS.B, 19.99%, 4/15/27 12,303 12,400
APP-12967750.FP.FTS.B, 21.24%, 4/15/27 21,954 21,846
APP-12780020.FP.FTS.B, 8.99%, 4/16/27 . 26,098 26,469
APP-12801088.FP.FTS.B, 10.99%, 4/16/27 21,372 21,706
APP-12831439.FP.FTS.B, 10.99%, 4/16/27 28,121 28,561
APP-13011697.FP.FTS.B, 10.99%, 4/16/27 10,382 10,509
APP-12540590.FP.FTS.B, 14.49%, 4/16/27 24,427 24,785
APP-12845270.FP.FTS.B, 17.74%, 4/16/27 33,316 33,658
APP-12863914.FP.FTS.B, 19.49%, 4/16/27 14,641 14,703
APP-11924095.FP.FTS.B, 19.99%, 4/16/27 21,090 21,253
APP-12848627.FP.FTS.B, 21.99%, 4/16/27 8,968 9,042
APP-13157103.FP.FTS.B, 9.24%, 4/17/27 . 11,874 12,036
APP-12779666.FP.FTS.B, 11.49%, 4/17/27 14,446 14,643
APP-12883157.FP.FTS.B, 13.74%, 4/17/27 8,982 9,132
APP-12800972.FP.FTS.B, 17.49%, 4/17/27 19,449 19,683
APP-12861690.FP.FTS.B, 17.74%, 4/17/27 11,723 11,582
APP-13156398.FP.FTS.B, 17.74%, 4/17/27 41,306 41,655
APP-12800643.FP.FTS.B, 19.74%, 4/17/27 34,149 34,432
APP-13158258.FP.FTS.B, 19.99%, 4/17/27 10,641 10,689
APP-12931503.FP.FTS.B, 13.24%, 4/18/27 20,292 20,592
APP-13016462.FP.FTS.B, 20.49%, 4/18/27 15,360 3,306
APP-13061405.FP.FTS.B, 22.24%, 4/18/27 23,550 23,697
APP-13058395.FP.FTS.B, 21.24%, 4/19/27 18,048 17,938
APP-13141094.FP.FTS.B, 10.99%, 4/20/27 32,001 32,464
APP-13083128.FP.FTS.B, 11.24%, 4/20/27 17,615 17,861
APP-13002914.FP.FTS.B, 18.99%, 4/20/27 14,672 14,791
APP-12974063.FP.FTS.B, 19.99%, 4/20/27 21,828 21,943
APP-13009743.FP.FTS.B, 10.99%, 4/22/27 16,864 17,137
APP-12674727.FP.FTS.B, 13.24%, 4/22/27 26,921 27,355
APP-09645128.FP.FTS.B, 15.49%, 4/23/27 40,680 41,258
APP-13017812.FP.FTS.B, 16.49%, 4/23/27 7,478 7,485

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12910819.FP.FTS.B, 17.99%, 4/23/27 $ 6,238 $ 6,342
APP-13018067.FP.FTS.B, 18.99%, 4/23/27 15,947 16,136
APP-12548143.FP.FTS.B, 19.99%, 4/23/27 23,536 23,789
APP-12997870.FP.FTS.B, 19.99%, 4/23/27 20,481 20,701
APP-13016033.FP.FTS.B, 20.24%, 4/23/27 43,748 43,970
APP-12977040.FP.FTS.B, 20.49%, 4/23/27 15,032 15,213
APP-13166600.FP.FTS.B, 21.49%, 4/23/27 12,203 12,294
APP-12944703.FP.FTS.B, 22.49%, 4/23/27 9,424 9,482
APP-12801215.FP.FTS.B, 19.99%, 4/24/27 23,320 2,476
APP-12933688.FP.FTS.B, 19.99%, 4/24/27 18,996 19,212
APP-12911189.FP.FTS.B, 20.49%, 4/24/27 5,765 5,699
APP-11888471.FP.FTS.B, 16.49%, 4/25/27 19,106 19,399
APP-13068321.FP.FTS.B, 18.24%, 4/25/27 38,649 39,061
APP-11022483.FP.FTS.B, 18.99%, 4/25/27 6,671 6,750
APP-13051587.FP.FTS.B, 19.99%, 4/25/27 5,404 5,345
APP-13057143.FP.FTS.B, 10.99%, 4/26/27 28,510 28,970
APP-13061655.FP.FTS.B, 13.24%, 4/26/27 28,468 28,924
APP-12933713.FP.FTS.B, 17.99%, 4/26/27 22,670 22,914
APP-13155804.FP.FTS.B, 17.99%, 4/26/27 22,592 4,787
APP-13345325.FP.FTS.B, 19.99%, 4/26/27 21,180 21,225
APP-13106287.FP.FTS.B, 11.74%, 4/28/27 36,610 37,284
APP-13060974.FP.FTS.B, 19.74%, 4/28/27 28,135 28,489
APP-13155767.FP.FTS.B, 23.24%, 4/28/27 18,138 18,328
APP-13139319.FP.FTS.B, 11.24%, 4/30/27 20,087 20,444
APP-13060795.FP.FTS.B, 17.49%, 4/30/27 5,183 5,169
APP-11810505.FP.FTS.B, 21.24%, 4/30/27 21,282 21,452
APP-13134349.FP.FTS.B, 21.24%, 4/30/27 18,931 18,813
APP-13302130.FP.FTS.B, 10.99%, 5/01/27 24,224 4,434
APP-13421715.FP.FTS.B, 10.99%, 5/01/27 21,556 21,809
APP-13423557.FP.FTS.B, 10.99%, 5/01/27 23,169 23,457
APP-13424293.FP.FTS.B, 10.99%, 5/01/27 17,301 17,504
APP-13431042.FP.FTS.B, 10.99%, 5/01/27 16,269 16,460
APP-13131348.FP.FTS.B, 13.74%, 5/01/27 21,658 21,970
APP-13439065.FP.FTS.B, 14.24%, 5/01/27 30,254 30,526
APP-13431253.FP.FTS.B, 16.49%, 5/01/27 18,695 18,863
APP-13162907.FP.FTS.B, 16.74%, 5/01/27 28,875 29,153
APP-13408703.FP.FTS.B, 16.99%, 5/01/27 11,905 11,923
APP-13430747.FP.FTS.B, 17.49%, 5/01/27 13,245 13,268
APP-13154672.FP.FTS.B, 18.49%, 5/01/27 17,992 17,989
APP-13422992.FP.FTS.B, 18.99%, 5/01/27 24,468 24,461
APP-13442546.FP.FTS.B, 19.74%, 5/01/27 32,152 32,064
APP-13430284.FP.FTS.B, 19.99%, 5/01/27 10,310 6,244
APP-13430327.FP.FTS.B, 19.99%, 5/01/27 8,474 8,471
APP-13441350.FP.FTS.B, 19.99%, 5/01/27 8,473 8,470
APP-13404981.FP.FTS.B, 21.99%, 5/01/27 8,639 8,676
APP-13420080.FP.FTS.B, 21.99%, 5/01/27 28,787 28,564
APP-13410577.FP.FTS.B, 22.99%, 5/01/27 12,521 12,408
APP-13440761.FP.FTS.B, 22.99%, 5/01/27 43,531 43,218
APP-14247820.FP.FTS.B, 11.34%, 5/02/27 20,648 20,866
APP-13073067.FP.FTS.B, 20.49%, 5/02/27 8,837 8,790
APP-13342784.FP.FTS.B, 21.99%, 5/02/27 9,848 9,827
APP-14265376.FP.FTS.B, 20.49%, 5/03/27 13,428 13,388
APP-13308191.FP.FTS.B, 16.99%, 5/04/27 12,407 12,334
APP-13389512.FP.FTS.B, 13.24%, 5/05/27 17,316 17,524
APP-12270573.FP.FTS.B, 10.99%, 5/06/27 30,160 30,556
APP-13301897.FP.FTS.B, 16.49%, 5/06/27 10,775 10,800
APP-13301831.FP.FTS.B, 15.74%, 5/08/27 41,134 4,435
APP-13311434.FP.FTS.B, 16.49%, 5/08/27 12,038 12,178
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-13193722.FP.FTS.B, 11.24%, 5/09/27 $ 18,796 $ 19,039
APP-13641523.FP.FTS.B, 13.59%, 5/10/27 20,559 20,803
APP-12932857.FP.FTS.B, 18.99%, 5/10/27 8,283 8,336
APP-12775739.FP.FTS.B, 25.49%, 5/10/27 8,636 8,630
APP-13323183.FP.FTS.B, 18.74%, 5/11/27 29,118 29,272
APP-12412862.FP.FTS.B, 25.49%, 5/11/27 9,848 9,849
APP-13658270.FP.FTS.B, 9.34%, 5/12/27 . 26,614 26,952
APP-13418718.FP.FTS.B, 16.24%, 5/12/27 23,914 24,222
APP-12412882.FP.FTS.B, 17.74%, 5/12/27 26,703 26,791
APP-13208283.FP.FTS.B, 17.99%, 5/12/27 21,616 12,839
APP-13659468.FP.FTS.B, 26.49%, 5/12/27 9,039 8,965
APP-13416172.FP.FTS.B, 8.99%, 5/13/27 . 19,522 19,806
APP-13031523.FP.FTS.B, 10.99%, 5/13/27 32,700 33,192
APP-13439563.FP.FTS.B, 17.49%, 5/13/27 7,603 7,552
APP-13438034.FP.FTS.B, 17.99%, 5/13/27 6,418 6,506
APP-12982177.FP.FTS.B, 19.49%, 5/13/27 16,499 5,627
APP-13416776.FP.FTS.B, 19.99%, 5/13/27 12,001 12,054
APP-13437001.FP.FTS.B, 8.49%, 5/14/27 . 24,198 24,551
APP-13423039.FP.FTS.B, 14.24%, 5/14/27 33,285 33,744
APP-10823341.FP.FTS.B, 15.49%, 5/14/27 11,728 11,818
APP-13199989.FP.FTS.B, 16.74%, 5/14/27 39,606 39,852
APP-13436550.FP.FTS.B, 16.99%, 5/14/27 14,325 14,524
APP-13430567.FP.FTS.B, 17.49%, 5/14/27 15,111 15,188
APP-13417327.FP.FTS.B, 17.99%, 5/14/27 3,172 3,171
APP-13336406.FP.FTS.B, 18.49%, 5/14/27 19,239 19,367
APP-14356626.FP.FTS.B, 18.49%, 5/14/27 12,784 12,854
APP-13380372.FP.FTS.B, 21.99%, 5/14/27 28,524 28,551
APP-13431427.FP.FTS.B, 21.99%, 5/14/27 7,356 7,389
APP-13433077.FP.FTS.B, 21.99%, 5/14/27 3,654 3,604
APP-13318759.FP.FTS.B, 22.49%, 5/14/27 6,496 6,512
APP-13330852.FP.FTS.B, 22.49%, 5/14/27 30,747 30,781
APP-13443719.FP.FTS.B, 22.49%, 5/14/27 7,894 7,925
APP-14548548.FP.FTS.B, 22.99%, 5/14/27 7,747 7,749
APP-13416305.FP.FTS.B, 8.99%, 5/15/27 . 31,557 32,029
APP-13436993.FP.FTS.B, 8.99%, 5/15/27 . 20,943 21,256
APP-13396243.FP.FTS.B, 11.24%, 5/15/27 12,935 13,138
APP-13440554.FP.FTS.B, 11.24%, 5/15/27 12,049 12,249
APP-13394315.FP.FTS.B, 13.24%, 5/15/27 32,760 33,280
APP-13435327.FP.FTS.B, 13.24%, 5/15/27 20,378 20,691
APP-13663645.FP.FTS.B, 13.59%, 5/15/27 23,598 13,395
APP-13644113.FP.FTS.B, 14.34%, 5/15/27 41,372 41,900
APP-13319688.FP.FTS.B, 14.49%, 5/15/27 22,259 22,614
APP-13422792.FP.FTS.B, 14.49%, 5/15/27 8,098 8,232
APP-13444523.FP.FTS.B, 16.99%, 5/15/27 22,782 22,891
APP-13672139.FP.FTS.B, 17.49%, 5/15/27 15,950 16,135
APP-13552958.FP.FTS.B, 17.99%, 5/15/27 14,795 1,999
APP-13441338.FP.FTS.B, 18.49%, 5/15/27 10,805 10,883
APP-13355854.FP.FTS.B, 18.99%, 5/15/27 5,476 5,415
APP-13441877.FP.FTS.B, 18.99%, 5/15/27 13,688 1,577
APP-13433669.FP.FTS.B, 19.99%, 5/15/27 12,852 12,922
APP-13666596.FP.FTS.B, 20.49%, 5/15/27 12,730 12,733
APP-14254675.FP.FTS.B, 20.49%, 5/15/27 3,176 3,135
APP-14531705.FP.FTS.B, 22.99%, 5/15/27 8,271 8,278
APP-14273039.FP.FTS.B, 18.99%, 5/16/27 10,775 10,832
APP-13628585.FP.FTS.B, 20.49%, 5/16/27 17,286 17,360
APP-14366522.FP.FTS.B, 10.49%, 5/18/27 36,411 36,876
APP-13658420.FP.FTS.B, 19.99%, 5/18/27 17,013 17,093
APP-13484600.FP.FTS.B, 20.49%, 5/18/27 15,425 15,497

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-13537074.FP.FTS.B, 9.34%, 5/20/27 . $ 16,175 $ 16,411
APP-13678923.FP.FTS.B, 11.34%, 5/20/27 26,153 26,543
APP-13364619.FP.FTS.B, 16.49%, 5/20/27 21,351 2,465
APP-13637703.FP.FTS.B, 14.09%, 5/21/27 22,532 22,868
APP-13680651.FP.FTS.B, 20.49%, 5/21/27 10,854 10,899
APP-14444232.FP.FTS.B, 21.49%, 5/21/27 13,340 13,301
APP-13626550.FP.FTS.B, 17.24%, 5/23/27 31,013 2,705
APP-14548905.FP.FTS.B, 18.99%, 5/23/27 25,850 25,939
APP-12686049.FP.FTS.B, 19.99%, 5/23/27 13,573 1,390
APP-13624563.FP.FTS.B, 22.99%, 5/23/27 10,399 10,459
APP-13645609.FP.FTS.B, 9.34%, 5/24/27 . 32,396 32,899
APP-13629014.FP.FTS.B, 14.74%, 5/24/27 25,880 26,269
APP-13459107.FP.FTS.B, 19.99%, 5/24/27 7,864 7,941
APP-13484955.FP.FTS.B, 12.34%, 5/25/27 35,799 36,367
APP-13659238.FP.FTS.B, 13.59%, 5/25/27 29,837 30,321
APP-13637168.FP.FTS.B, 15.24%, 5/25/27 37,111 37,688
APP-13337072.FP.FTS.B, 18.24%, 5/26/27 40,969 40,822
APP-13643702.FP.FTS.B, 18.99%, 5/26/27 18,401 18,542
APP-13649694.FP.FTS.B, 19.49%, 5/26/27 12,811 12,950
APP-13051907.FP.FTS.B, 25.49%, 5/26/27 9,099 9,168
APP-13598334.FP.FTS.B, 11.34%, 5/27/27 20,493 20,840
APP-13132268.FP.FTS.B, 16.74%, 6/01/27 27,317 27,378
APP-14227389.FP.FTS.B, 13.59%, 6/08/27 25,083 25,364
APP-14229349.FP.FTS.B, 17.99%, 6/08/27 5,015 765
APP-14263084.FP.FTS.B, 20.49%, 6/10/27 4,518 4,422
APP-11007128.FP.FTS.B, 22.99%, 6/14/27 15,449 1,598
APP-14365422.FP.FTS.B, 11.99%, 6/15/27 9,290 9,388
APP-14343452.FP.FTS.B, 17.49%, 6/15/27 21,246 21,353
APP-14179022.FP.FTS.B, 17.99%, 6/15/27 14,239 14,313
APP-14232871.FP.FTS.B, 20.24%, 6/15/27 35,487 35,323
APP-14257683.FP.FTS.B, 20.49%, 6/15/27 22,379 22,346
APP-14388011.FP.FTS.B, 20.99%, 6/15/27 21,867 21,931
APP-13429983.FP.FTS.B, 22.49%, 6/15/27 3,773 3,710
APP-14408719.FP.FTS.B, 15.49%, 6/16/27 26,851 7,695
APP-14253271.FP.FTS.B, 16.74%, 6/16/27 27,281 27,612
APP-14406359.FP.FTS.B, 21.24%, 6/16/27 44,541 44,557
APP-14429358.FP.FTS.B, 13.74%, 6/17/27 10,369 2,925
APP-14323855.FP.FTS.B, 14.49%, 6/17/27 8,375 8,481
APP-14252658.FP.FTS.B, 19.99%, 6/17/27 17,181 17,207
APP-13608484.FP.FTS.B, 14.99%, 6/20/27 24,776 4,647
APP-14177993.FP.FTS.B, 11.59%, 6/21/27 12,529 12,722
APP-14180064.FP.FTS.B, 11.59%, 6/21/27 16,088 16,336
APP-14236905.FP.FTS.B, 17.49%, 6/21/27 22,452 22,598
APP-14216604.FP.FTS.B, 17.74%, 6/21/27 34,317 34,597
APP-14439411.FP.FTS.B, 17.74%, 6/21/27 36,118 36,568
APP-14547768.FP.FTS.B, 11.74%, 6/22/27 32,766 33,217
APP-14212566.FP.FTS.B, 16.74%, 6/22/27 30,595 31,044
APP-14439822.FP.FTS.B, 17.24%, 6/22/27 6,365 6,447
APP-14196561.FP.FTS.B, 13.59%, 6/23/27 33,700 34,227
APP-14178654.FP.FTS.B, 9.34%, 6/24/27 . 18,023 18,271
APP-14267906.FP.FTS.B, 11.59%, 6/24/27 13,187 13,402
APP-14588538.FP.FTS.B, 19.24%, 6/24/27 25,281 25,470
APP-14572397.FP.FTS.B, 20.99%, 6/24/27 20,696 20,786
APP-14510576.FP.FTS.B, 22.74%, 6/24/27 10,415 10,426
APP-14427403.FP.FTS.B, 24.74%, 6/24/27 13,205 13,224
APP-14429127.FP.FTS.B, 11.74%, 6/25/27 24,508 24,884
APP-14369074.FP.FTS.B, 12.49%, 6/25/27 41,803 42,450
APP-09045394.FP.FTS.B, 13.74%, 6/25/27 10,055 10,190
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14578061.FP.FTS.B, 11.74%, 6/26/27 $ 33,237 $ 33,713
APP-14268521.FP.FTS.B, 10.09%, 6/27/27 41,353 41,998
APP-14145291.FP.FTS.B, 18.49%, 6/27/27 14,623 14,726
APP-14386005.FP.FTS.B, 11.74%, 6/28/27 24,357 24,753
APP-14413971.FP.FTS.B, 12.49%, 6/28/27 40,856 41,528
APP-14385312.FP.FTS.B, 17.24%, 6/28/27 30,388 30,862
APP-12794031.FP.FTS.B, 18.99%, 6/28/27 14,133 14,198
APP-14385385.FP.FTS.B, 19.24%, 6/28/27 27,204 27,461
APP-14391702.FP.FTS.B, 22.99%, 6/28/27 6,840 6,744
APP-14371219.FP.FTS.B, 11.74%, 6/29/27 29,094 29,536
APP-14377174.FP.FTS.B, 12.24%, 6/29/27 15,895 16,148
APP-14409463.FP.FTS.B, 18.99%, 6/29/27 8,633 8,775
APP-14423027.FP.FTS.B, 13.99%, 6/30/27 28,767 29,264
APP-14420972.FP.FTS.B, 14.24%, 6/30/27 14,503 14,684
APP-14541539.FP.FTS.B, 12.49%, 7/01/27 8,558 8,679
APP-14431213.FP.FTS.B, 18.49%, 7/01/27 16,188 16,205
APP-14421841.FP.FTS.B, 20.99%, 7/01/27 10,236 10,226
APP-14542132.FP.FTS.B, 20.99%, 7/02/27 8,889 8,862
APP-14439749.FP.FTS.B, 15.99%, 7/03/27 17,544 9,825
APP-14329060.FP.FTS.B, 18.49%, 7/03/27 22,946 22,965
APP-14561082.FP.FTS.B, 17.49%, 7/04/27 21,989 21,939
APP-14595190.FP.FTS.B, 20.74%, 7/05/27 35,247 34,984
APP-14541253.FP.FTS.B, 13.99%, 7/06/27 34,286 34,729
APP-14550089.FP.FTS.B, 18.49%, 7/06/27 17,477 17,422
APP-14515585.FP.FTS.B, 20.49%, 7/07/27 11,285 11,261
APP-14568007.FP.FTS.B, 20.49%, 7/07/27 17,633 17,595
APP-14553043.FP.FTS.B, 11.99%, 7/08/27 34,010 34,453
APP-14177847.FP.FTS.B, 18.74%, 7/08/27 39,356 39,488
APP-13394495.FP.FTS.B, 11.49%, 7/13/27 13,481 7,997
APP-13678668.FP.FTS.B, 17.99%, 7/15/27 19,096 19,169
APP-13061423.FP.FTS.B, 13.24%, 7/17/27 19,694 19,932
APP-14216111.FP.FTS.B, 17.99%, 7/20/27 13,141 13,246
APP-13028479.FP.FTS.B, 21.74%, 7/23/27 23,125 23,107
APP-13403231.FP.FTS.B, 16.74%, 7/30/27 26,285 26,692
APP-14545674.FP.FTS.B, 26.99%, 8/03/27 9,002 8,898
APP-14531076.FP.FTS.B, 23.24%, 8/07/27 16,668 16,499
APP-14569337.FP.FTS.B, 24.74%, 8/07/27 13,446 13,294
APP-12595724.FP.FTS.B, 25.49%, 8/22/27 6,891 635
APP-13639283.FP.FTS.B, 20.74%, 8/25/27 40,994 40,532
APP-13652171.FP.FTS.B, 22.99%, 8/26/27 8,791 8,837
APP-13657764.FP.FTS.B, 16.74%, 9/13/27 30,148 30,431
APP-13302140.FP.FTS.B, 17.99%, 9/25/27 10,366 10,528
14,064,212
LendingClub Corp.
142964458.LC.FTS.B, 18.94%, 11/01/23 .. 1,483 1,479
141699210.LC.FTS.B, 17.97%, 11/06/23 .. 1,577 1,578
143172928.LC.FTS.B, 14.47%, 11/07/23 .. 2,268 2,256
143142201.LC.FTS.B, 10.47%, 11/09/23 .. 2,686 2,660
143298645.LC.FTS.B, 10.72%, 11/09/23 .. 1,262 1,249
144619608.LC.FTS.B, 16.14%, 12/19/23 .. 1,369 1,361
145208498.LC.FTS.B, 18.94%, 12/19/23 .. 2,942 2,948
145501891.LC.FTS.B, 10.33%, 12/28/23 .. 5,974 5,895
145511024.LC.FTS.B, 10.72%, 12/28/23 .. 2,514 2,483
143897911.LC.FTS.B, 10.33%, 12/31/23 .. 2,893 2,854
145586016.LC.FTS.B, 11.8%, 12/31/23 ... 2,084 2,053
145625511.LC.FTS.B, 10.72%, 1/02/24 ... 3,415 3,367
145461394.LC.FTS.B, 11.8%, 1/10/24 .... 1,788 1,763

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
145621023.LC.FTS.B, 10.72%, 1/15/24 ... $ 2,779 $ 2,742
145657415.LC.FTS.B, 11.31%, 1/15/24 ... 4,163 4,102
146204474.LC.FTS.B, 11.8%, 1/15/24 .... 1,789 1,762
146260552.LC.FTS.B, 16.91%, 1/15/24 ... 2,956 2,932
145988002.LC.FTS.B, 10.33%, 1/24/24 ... 2,781 2,745
143317674.LC.FTS.B, 10.72%, 1/27/24 ... 6,980 6,867
146735125.LC.FTS.B, 11.8%, 1/28/24 .... 5,336 5,257
146965410.LC.FTS.B, 12.98%, 1/29/24 ... 1,830 1,807
146050977.LC.FTS.B, 15.02%, 1/29/24 ... 3,337 3,307
146270708.LC.FTS.B, 18.94%, 1/30/24 ... 2,443 2,433
144834703.LC.FTS.B, 12.98%, 2/19/24 ... 6,864 6,742
148110315.LC.FTS.B, 17.97%, 2/29/24 ... 4,180 4,205
148295277.LC.FTS.B, 17.19%, 3/06/24 ... 4,090 4,025
148478260.LC.FTS.B, 13.08%, 3/15/24 ... 3,501 3,441
148784147.LC.FTS.B, 14.74%, 3/20/24 ... 2,035 2,008
146892745.LC.FTS.B, 18.94%, 3/30/24 ... 3,080 3,054
145134172.LC.FTS.B, 10.33%, 3/31/24 ... 3,644 3,575
149640002.LC.FTS.B, 13.9%, 4/02/24 ... 2,180 2,146
149742003.LC.FTS.B, 12.4%, 4/05/24 ... 5,248 5,152
149860763.LC.FTS.B, 17.19%, 4/09/24 ... 4,619 4,550
150215503.LC.FTS.B, 14.74%, 4/15/24 ... 2,351 2,319
150301304.LC.FTS.B, 17.19%, 4/21/24 ... 5,523 997
150527722.LC.FTS.B, 15.57%, 4/23/24 ... 3,682 2,921
150867060.LC.FTS.B, 15.57%, 4/29/24 ... 4,266 4,217
151088676.LC.FTS.B, 10.33%, 5/01/24 ... 4,475 4,385
150672283.LC.FTS.B, 20%, 5/02/24 ..... 4,845 4,799
151465885.LC.FTS.B, 17.19%, 5/09/24 ... 6,059 5,939
149608993.LC.FTS.B, 13.9%, 6/02/24 ... 4,609 4,492
150611409.LC.FTS.B, 15.57%, 6/06/24 ... 4,387 4,230
153285109.LC.FTS.B, Zero Cpn, 6/12/24 . 10,457 –
150330237.LC.FTS.B, 14.74%, 6/17/24 ... 4,731 4,621
150797540.LC.FTS.B, 13.9%, 6/29/24 ... 216 215
154685026.LC.FTS.B, 11.02%, 7/05/24 ... 5,308 5,185
155019513.LC.FTS.B, 20%, 7/11/24 ..... 4,249 4,220
154945152.LC.FTS.B, 14.3%, 7/15/24 ... 4,270 4,193
151782625.LC.FTS.B, 20%, 7/15/24 ..... 3,297 3,281
155959854.LC.FTS.B, 17.74%, 7/29/24 ... 2,966 2,919
156556385.LC.FTS.B, 16.95%, 8/06/24 ... 3,148 3,071
153352395.LC.FTS.B, 12.4%, 8/14/24 ... 5,399 5,246
156702788.LC.FTS.B, 16.95%, 8/15/24 ... 7,522 7,351
157083123.LC.FTS.B, 14.3%, 8/16/24 ... 4,791 4,696
157256378.LC.FTS.B, 14.3%, 8/19/24 ... 6,391 6,266
157448559.LC.FTS.B, 14.3%, 8/22/24 ... 4,505 4,421
156354990.LC.FTS.B, 13.08%, 8/28/24 ... 6,598 6,436
150890573.LC.FTS.B, 14.74%, 9/01/24 ... 8,393 8,153
151157582.LC.FTS.B, 15.57%, 9/06/24 ... 4,583 4,478
158155993.LC.FTS.B, 16.95%, 9/13/24 ... 6,717 6,548
159124332.LC.FTS.B, 16.95%, 9/23/24 ... 9,934 9,726
157983194.LC.FTS.B, 12.4%, 9/24/24 ... 5,122 4,993
158299088.LC.FTS.B, 16.12%, 9/28/24 ... 3,405 3,330
159322847.LC.FTS.B, 16.95%, 10/08/24 .. 12,366 12,043
160749557.LC.FTS.B, 18.62%, 10/30/24 .. 3,854 3,821
150429035.LC.FTS.B, 14.74%, 10/31/24 .. 10,377 9,999
145525007.LC.FTS.B, 10.33%, 11/03/24 .. 12,760 12,317
161333839.LC.FTS.B, 13.08%, 11/04/24 .. 10,993 10,706
154211311.LC.FTS.B, 20%, 11/26/24 .... 6,840 6,748
158790336.LC.FTS.B, 16.12%, 11/30/24 .. 8,826 8,498
159978471.LC.FTS.B, 15.24%, 12/08/24 .. 8,402 8,084
Description
Principal
Amount Value
LendingClub Corp. (continued)
162809872.LC.FTS.B, 12.4%, 12/15/24 ... $ 9,604 $ 9,310
162773046.LC.FTS.B, 20.55%, 12/15/24 .. 4,759 582
163847398.LC.FTS.B, 20.55%, 12/26/24 .. 4,121 4,079
148228998.LC.FTS.B, 15.57%, 1/01/25 ... 10,984 10,546
161536145.LC.FTS.B, 16.95%, 1/28/25 ... 7,712 7,476
157113878.LC.FTS.B, 16.95%, 1/30/25 ... 14,434 13,940
166192973.LC.FTS.B, 18.62%, 2/06/25 ... 4,395 4,299
167221792.LC.FTS.B, 20.55%, 2/25/25 ... 11,844 11,579
163266659.LC.FTS.B, 16.12%, 2/28/25 ... 4,850 4,653
163432488.LC.FTS.B, 16.95%, 3/01/25 ... 8,502 8,054
167773992.LC.FTS.B, 18.62%, 3/04/25 ... 4,582 4,462
167777432.LC.FTS.B, 18.62%, 3/04/25 ... 5,498 5,354
167809066.LC.FTS.B, Zero Cpn, 3/05/25 . 2,653 –
167823045.LC.FTS.B, 16.12%, 3/05/25 ... 6,634 6,386
168015684.LC.FTS.B, 14.3%, 3/11/25 .... 13,853 13,358
168199339.LC.FTS.B, 20.55%, 3/11/25 ... 8,449 8,248
155540917.LC.FTS.B, 16.95%, 5/15/25 ... 14,066 2,522
149326456.LC.FTS.B, 13.9%, 5/31/25 ... 15,052 14,225
160673774.LC.FTS.B, 12.4%, 11/30/25 ... 18,847 17,845
158856810.LC.FTS.B, 5%, 9/23/32 ...... 2,233 2,201
146644800.LC.FTS.B, Zero Cpn, 9/30/32 . 7,467 –
167464307.LC.FTS.B, Zero Cpn, 2/27/33 . 6,562 304
167382438.LC.FTS.B, 23.05%, 2/27/33 ... 1,279 1,281
167993948.LC.FTS.B, Zero Cpn, 3/16/33 . 3,125 298
163434480.LC.FTS.B, 14.3%, 6/30/33 ... 76 28
168120797.LC.FTS.B, 17.74%, 6/30/33 ... 899 87
461,779
LendingClub Corp. - LCX
153705323.LC.FTS.B, 16.12%, 7/15/24 ... 3,241 2,573
166607803.LC.FTS.B, Zero Cpn, 2/12/25 . 6,052 –
166491719.LC.FTS.B, 16.95%, 2/17/25 ... 3,096 2,996
165922400.LC.FTS.B, 15%, 6/15/25 ..... 11,621 8,700
166637074.LC.FTS.B, Zero Cpn, 2/13/33 . 2,187 –
167548521.LC.FTS.B, 8.81%, 7/09/33 ... 2,117 122
168426128.LC.FTS.B, 18.62%, 7/19/33 ... 461 460
14,851
LendingClub Corp. - LCX PM
171172117.LC.FTS.B, 14.71%, 10/19/23 .. 1,170 1,163
171398384.LC.FTS.B, 14.71%, 10/23/23 .. 2,009 1,990
171683007.LC.FTS.B, 15.4%, 11/10/23 ... 622 289
172186460.LC.FTS.B, 10.19%, 11/20/23 .. 3,943 3,898
172228602.LC.FTS.B, 9.02%, 11/30/23 ... 4,662 4,595
171980340.LC.FTS.B, 10.19%, 11/30/23 .. 761 748
172426858.LC.FTS.B, 10.19%, 11/30/23 .. 3,769 3,717
173411939.LC.FTS.B, 18.24%, 1/25/24 ... 5,022 5,009
171124101.LC.FTS.B, 10.81%, 1/27/24 ... 703 686
174191708.LC.FTS.B, 18.44%, 2/02/24 ... 489 486
185001085.LC.FTS.B, 13.44%, 1/14/25 ... 4,905 4,767
184877151.LC.FTS.B, 15.99%, 1/14/25 ... 2,933 2,866
184979568.LC.FTS.B, 16.49%, 1/14/25 ... 3,442 3,420
185064147.LC.FTS.B, 21.99%, 1/14/25 ... 15,731 1,965
185214272.LC.FTS.B, Zero Cpn, 1/20/25 . 4,668 440
184962324.LC.FTS.B, 15.19%, 1/20/25 ... 2,918 2,902
185185967.LC.FTS.B, 15.99%, 1/20/25 ... 3,482 3,391
185305116.LC.FTS.B, 16.19%, 1/20/25 ... 5,873 5,809
185216192.LC.FTS.B, 18.99%, 1/20/25 ... 11,956 11,876

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
185255256.LC.FTS.B, 18.99%, 1/20/25 ... $ 1,792 $ 1,782
185238815.LC.FTS.B, 19.99%, 1/20/25 ... 6,009 5,992
185206461.LC.FTS.B, Zero Cpn, 1/23/25 . 12,979 1,214
185262402.LC.FTS.B, 18.19%, 1/23/25 ... 2,209 2,197
185196514.LC.FTS.B, 12.49%, 1/24/25 ... 11,909 11,571
185450425.LC.FTS.B, 12.19%, 1/26/25 ... 13,503 13,369
185480688.LC.FTS.B, 23.99%, 1/26/25 ... 5,914 5,957
185502282.LC.FTS.B, 12.74%, 1/28/25 ... 2,012 2,004
185552695.LC.FTS.B, 16.99%, 1/28/25 ... 14,755 14,696
185400546.LC.FTS.B, 20.49%, 1/28/25 ... 15,068 15,054
185500985.LC.FTS.B, Zero Cpn, 2/01/25 . 18,013 863
185511719.LC.FTS.B, 15.99%, 2/01/25 ... 8,590 8,514
185662657.LC.FTS.B, 18.99%, 2/01/25 ... 6,242 6,185
185638468.LC.FTS.B, 22.99%, 2/01/25 ... 6,092 6,015
185748684.LC.FTS.B, 19.94%, 2/03/25 ... 6,039 5,989
185415614.LC.FTS.B, Zero Cpn, 2/07/25 . 3,973 –
185760406.LC.FTS.B, 16.69%, 2/07/25 ... 24,697 23,991
185520172.LC.FTS.B, 17.44%, 2/07/25 ... 9,309 9,225
185040393.LC.FTS.B, 18.44%, 2/07/25 ... 3,734 3,679
185821539.LC.FTS.B, 19.99%, 2/07/25 ... 7,533 7,464
186031262.LC.FTS.B, 14.49%, 2/09/25 ... 4,763 1,738
185907398.LC.FTS.B, 16.49%, 2/09/25 ... 5,689 5,645
186010475.LC.FTS.B, 17.94%, 2/09/25 ... 6,205 6,158
186036682.LC.FTS.B, 18.99%, 2/09/25 ... 13,161 13,051
185643067.LC.FTS.B, 14.99%, 2/10/25 ... 5,746 5,698
185994726.LC.FTS.B, 18.49%, 2/11/25 ... 9,592 9,514
186109333.LC.FTS.B, 18.99%, 2/11/25 ... 3,121 3,099
186079988.LC.FTS.B, 20.99%, 2/11/25 ... 9,467 9,414
186099444.LC.FTS.B, 20.99%, 2/11/25 ... 14,088 5,248
185744461.LC.FTS.B, 19.99%, 2/12/25 ... 4,755 4,719
185887741.LC.FTS.B, 15.99%, 2/14/25 ... 6,160 6,112
185869462.LC.FTS.B, 14.99%, 2/15/25 ... 3,050 3,031
185704535.LC.FTS.B, 16.49%, 2/15/25 ... 15,528 15,412
186171654.LC.FTS.B, 22.99%, 2/15/25 ... 15,951 16,052
185937500.LC.FTS.B, 22.49%, 2/20/25 ... 17,959 18,044
186235317.LC.FTS.B, 15.99%, 2/21/25 ... 5,243 5,209
187039985.LC.FTS.B, 18.99%, 3/10/25 ... 6,505 6,451
187006823.LC.FTS.B, 7.09%, 3/11/25 .... 24,357 23,469
187034378.LC.FTS.B, 14.49%, 3/11/25 ... 22,226 21,856
187041967.LC.FTS.B, 17.99%, 3/11/25 ... 4,869 4,816
187002032.LC.FTS.B, 7.59%, 3/14/25 ... 24,429 23,538
186484159.LC.FTS.B, 12.49%, 3/14/25 ... 20,049 19,664
187105654.LC.FTS.B, 23.19%, 3/14/25 ... 5,118 5,135
187229799.LC.FTS.B, 13.19%, 3/15/25 ... 10,955 10,874
186336075.LC.FTS.B, 11.49%, 3/16/25 ... 21,881 21,248
186898312.LC.FTS.B, 12.49%, 3/16/25 ... 22,052 21,480
187015036.LC.FTS.B, 12.49%, 3/16/25 ... 22,066 21,758
187080057.LC.FTS.B, 15.99%, 3/17/25 ... 4,481 4,451
187276072.LC.FTS.B, 21.79%, 3/17/25 ... 6,555 6,583
187341073.LC.FTS.B, 16.99%, 3/21/25 ... 1,609 1,599
186935631.LC.FTS.B, 24.99%, 3/21/25 ... 2,599 2,621
187345204.LC.FTS.B, 15.44%, 3/23/25 ... 8,308 8,224
187594459.LC.FTS.B, 16.39%, 3/25/25 ... 11,551 11,440
187506074.LC.FTS.B, 17.39%, 3/25/25 ... 25,802 25,101
187617463.LC.FTS.B, 23.99%, 3/25/25 ... 4,536 4,510
187637002.LC.FTS.B, Zero Cpn, 3/28/25 . 18,318 3,696
187813540.LC.FTS.B, 15.99%, 3/31/25 ... 3,802 3,772
187034706.LC.FTS.B, 21.49%, 3/31/25 ... 19,032 3,627
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
187619723.LC.FTS.B, Zero Cpn, 4/01/25 . $ 8,824 $ –
187868633.LC.FTS.B, Zero Cpn, 4/01/25 . 3,209 152
187566584.LC.FTS.B, 12.49%, 4/01/25 ... 16,367 16,203
187782892.LC.FTS.B, 15.29%, 4/01/25 ... 4,514 4,403
187832626.LC.FTS.B, 21.79%, 4/01/25 ... 2,744 2,728
187639145.LC.FTS.B, 20.79%, 4/03/25 ... 13,680 13,493
188005229.LC.FTS.B, 14.49%, 4/05/25 ... 991 981
188029434.LC.FTS.B, Zero Cpn, 4/06/25 . 12,558 –
188014514.LC.FTS.B, 14.49%, 4/06/25 ... 7,937 7,862
188006789.LC.FTS.B, 17.99%, 4/06/25 ... 6,731 6,667
188000200.LC.FTS.B, 22.99%, 4/06/25 ... 17,258 17,176
187914496.LC.FTS.B, 15.99%, 4/16/25 ... 3,835 3,802
185404943.LC.FTS.B, 19.95%, 6/05/25 ... 20,972 692
187360350.LC.FTS.B, 13.99%, 7/28/25 ... 8,945 7,103
185869166.LC.FTS.B, 22.99%, 8/07/25 ... 8,291 8,194
171345622.LC.FTS.B, 16.08%, 10/19/25 .. 8,484 8,145
173744601.LC.FTS.B, Zero Cpn, 1/25/26 . 3,590 338
173608489.LC.FTS.B, 17.3%, 2/02/26 ... 13,773 13,197
174304247.LC.FTS.B, 20.99%, 2/02/26 ... 19,097 18,779
185018593.LC.FTS.B, 18.99%, 1/14/27 ... 17,700 16,854
184468285.LC.FTS.B, 16.99%, 1/15/27 ... 11,154 10,463
184956364.LC.FTS.B, 18.99%, 1/16/27 ... 12,089 11,338
185237685.LC.FTS.B, 18.49%, 1/20/27 ... 5,776 5,606
185118480.LC.FTS.B, 19.44%, 1/20/27 ... 8,066 7,890
185250357.LC.FTS.B, 19.99%, 1/20/27 ... 13,747 13,560
185150236.LC.FTS.B, 14.99%, 1/24/27 ... 14,176 13,689
184459999.LC.FTS.B, 15.99%, 1/24/27 ... 19,798 19,041
185319960.LC.FTS.B, 19.49%, 1/24/27 ... 20,165 19,906
185367638.LC.FTS.B, 21.49%, 1/24/27 ... 19,553 19,296
185504181.LC.FTS.B, 16.49%, 1/26/27 ... 5,082 4,946
185497213.LC.FTS.B, 20.49%, 1/26/27 ... 9,728 9,607
185117236.LC.FTS.B, 20.99%, 1/26/27 ... 19,505 19,261
185498696.LC.FTS.B, 26.49%, 1/26/27 ... 21,175 20,666
184791777.LC.FTS.B, 13.74%, 1/28/27 ... 9,385 9,075
185597588.LC.FTS.B, 16.24%, 1/28/27 ... 10,309 10,043
184927006.LC.FTS.B, 16.99%, 1/28/27 ... 29,252 3,678
185537726.LC.FTS.B, 17.24%, 1/28/27 ... 6,325 6,143
185500402.LC.FTS.B, 17.74%, 1/28/27 ... 24,602 23,051
185547681.LC.FTS.B, 19.99%, 1/28/27 ... 7,884 7,794
185488281.LC.FTS.B, 28.99%, 1/29/27 ... 6,148 1,274
184898062.LC.FTS.B, 21.49%, 1/31/27 ... 8,174 8,059
184982732.LC.FTS.B, 16.99%, 2/01/27 ... 12,143 11,761
185682815.LC.FTS.B, 23.99%, 2/01/27 ... 9,557 9,361
185689957.LC.FTS.B, 23.99%, 2/01/27 ... 8,364 8,192
185699989.LC.FTS.B, 23.99%, 2/01/27 ... 8,365 8,193
185544780.LC.FTS.B, 18.99%, 2/02/27 ... 28,708 27,688
184678406.LC.FTS.B, 17.49%, 2/03/27 ... 8,927 8,653
185716515.LC.FTS.B, 17.49%, 2/03/27 ... 12,985 12,586
185662157.LC.FTS.B, 16.49%, 2/07/27 ... 14,535 14,099
185742276.LC.FTS.B, 19.49%, 2/07/27 ... 24,585 23,994
185470088.LC.FTS.B, 19.99%, 2/07/27 ... 8,896 287
185835140.LC.FTS.B, 21.99%, 2/07/27 ... 16,582 16,282
185610897.LC.FTS.B, 23.99%, 2/08/27 ... 6,713 785
186031699.LC.FTS.B, 20.44%, 2/09/27 ... 10,712 10,532
185970580.LC.FTS.B, 13.94%, 2/11/27 ... 24,706 22,721
186099084.LC.FTS.B, 21.49%, 2/11/27 ... 10,571 10,387
185846086.LC.FTS.B, 21.99%, 2/11/27 ... 19,899 19,579
185738415.LC.FTS.B, 24.99%, 2/13/27 ... 12,234 11,913

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
186241368.LC.FTS.B, 15.49%, 2/15/27 ... $ 25,566 $ 24,794
186058311.LC.FTS.B, 15.69%, 2/15/27 ... 32,172 29,599
186203908.LC.FTS.B, 21.99%, 2/15/27 ... 20,728 20,413
186007586.LC.FTS.B, 23.49%, 2/15/27 ... 10,749 10,572
185679797.LC.FTS.B, 23.99%, 2/15/27 ... 22,363 226
185942868.LC.FTS.B, 15.94%, 2/18/27 ... 25,926 24,646
186027871.LC.FTS.B, 18.99%, 2/20/27 ... 18,807 18,310
186522043.LC.FTS.B, 14.94%, 3/10/27 ... 5,200 216
187037217.LC.FTS.B, 18.49%, 3/10/27 ... 6,420 6,234
187054481.LC.FTS.B, 22.49%, 3/10/27 ... 21,084 20,676
186901660.LC.FTS.B, Zero Cpn, 3/11/27 . 21,464 –
186904219.LC.FTS.B, 17.19%, 3/11/27 ... 12,353 11,906
187071023.LC.FTS.B, 17.99%, 3/11/27 ... 12,401 12,052
187032664.LC.FTS.B, 20.99%, 3/11/27 ... 16,754 16,483
187074112.LC.FTS.B, 21.99%, 3/11/27 ... 13,462 13,207
186654687.LC.FTS.B, 23.49%, 3/11/27 ... 15,408 15,133
187106181.LC.FTS.B, 16.99%, 3/14/27 ... 8,227 7,995
187047351.LC.FTS.B, Zero Cpn, 3/15/27 . 16,025 757
187126669.LC.FTS.B, 14.19%, 3/15/27 ... 17,859 16,623
187035884.LC.FTS.B, 16.29%, 3/15/27 ... 24,601 22,514
187202054.LC.FTS.B, 19.49%, 3/15/27 ... 18,358 18,050
187178718.LC.FTS.B, 19.99%, 3/15/27 ... 18,768 18,188
186624355.LC.FTS.B, 21.49%, 3/15/27 ... 9,402 9,147
187248536.LC.FTS.B, 13.19%, 3/16/27 ... 10,501 10,212
187147644.LC.FTS.B, 14.69%, 3/16/27 ... 26,854 25,304
187016641.LC.FTS.B, 22.49%, 3/16/27 ... 35,622 4,386
187028667.LC.FTS.B, 20.99%, 3/17/27 ... 13,403 13,208
187080092.LC.FTS.B, 20.99%, 3/17/27 ... 20,173 19,867
187252598.LC.FTS.B, 20.99%, 3/17/27 ... 9,725 1,785
187192813.LC.FTS.B, 20.49%, 3/18/27 ... 8,360 8,235
187318217.LC.FTS.B, 20.49%, 3/18/27 ... 23,405 23,072
186635756.LC.FTS.B, 21.99%, 3/18/27 ... 8,650 1,645
187345456.LC.FTS.B, 25.99%, 3/18/27 ... 21,379 20,841
187235906.LC.FTS.B, 13.19%, 3/20/27 ... 24,275 23,644
187352932.LC.FTS.B, Zero Cpn, 3/21/27 . 13,719 –
187350401.LC.FTS.B, 15.19%, 3/21/27 ... 12,236 11,913
187159940.LC.FTS.B, 17.19%, 3/21/27 ... 7,827 7,624
186875668.LC.FTS.B, 17.74%, 3/21/27 ... 14,271 13,890
187402362.LC.FTS.B, 21.99%, 3/21/27 ... 10,937 10,778
187584837.LC.FTS.B, Zero Cpn, 3/25/27 . 14,326 –
186943464.LC.FTS.B, 18.99%, 3/25/27 ... 16,770 15,831
187492389.LC.FTS.B, 18.99%, 3/25/27 ... 4,650 4,532
187598322.LC.FTS.B, 21.99%, 3/25/27 ... 20,967 20,702
187547364.LC.FTS.B, 23.19%, 3/25/27 ... 10,993 10,840
187430105.LC.FTS.B, 25.99%, 3/25/27 ... 10,262 10,034
187636626.LC.FTS.B, Zero Cpn, 3/28/27 . 9,740 912
187593197.LC.FTS.B, 13.19%, 3/28/27 ... 21,002 20,405
187600393.LC.FTS.B, 13.19%, 3/28/27 ... 9,577 9,339
187611207.LC.FTS.B, 18.99%, 3/28/27 ... 16,859 16,307
186696299.LC.FTS.B, 19.99%, 3/28/27 ... 18,168 2,323
187609544.LC.FTS.B, 19.99%, 3/28/27 ... 16,680 16,482
187644231.LC.FTS.B, 19.99%, 3/28/27 ... 15,013 14,835
186713472.LC.FTS.B, 20.99%, 3/28/27 ... 15,336 1,965
187621983.LC.FTS.B, 20.99%, 3/28/27 ... 10,890 10,760
186652351.LC.FTS.B, 23.99%, 3/28/27 ... 25,771 25,019
187670705.LC.FTS.B, 17.44%, 3/29/27 ... 32,979 30,887
187060479.LC.FTS.B, 20.49%, 3/29/27 ... 27,530 2,558
187264368.LC.FTS.B, 20.99%, 3/29/27 ... 8,377 8,213
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
187353272.LC.FTS.B, 21.49%, 3/29/27 ... $ 20,722 $ 3,869
187710171.LC.FTS.B, 22.49%, 3/29/27 ... 28,760 28,189
187764055.LC.FTS.B, 24.99%, 3/29/27 ... 8,517 8,338
187100244.LC.FTS.B, Zero Cpn, 3/30/27 . 10,971 521
187759921.LC.FTS.B, Zero Cpn, 3/30/27 . 32,443 –
187454041.LC.FTS.B, 16.99%, 3/30/27 ... 24,070 23,285
187772972.LC.FTS.B, 18.99%, 3/30/27 ... 16,435 15,898
187581793.LC.FTS.B, 19.99%, 3/30/27 ... 12,534 12,332
187751574.LC.FTS.B, 20.44%, 3/30/27 ... 27,474 26,820
187614352.LC.FTS.B, 20.99%, 3/30/27 ... 21,246 20,825
187775878.LC.FTS.B, 21.49%, 3/30/27 ... 17,131 16,774
187349433.LC.FTS.B, 23.99%, 3/30/27 ... 18,963 (438)
187792928.LC.FTS.B, 23.99%, 3/30/27 ... 6,203 6,120
187804301.LC.FTS.B, 19.67%, 3/31/27 ... 29,562 29,118
187535555.LC.FTS.B, 20.99%, 3/31/27 ... 25,624 25,059
187660671.LC.FTS.B, 20.99%, 3/31/27 ... 4,364 824
187819893.LC.FTS.B, 21.49%, 3/31/27 ... 34,032 33,512
187754766.LC.FTS.B, 21.99%, 3/31/27 ... 20,885 20,663
187835579.LC.FTS.B, 22.49%, 3/31/27 ... 4,270 4,225
187829994.LC.FTS.B, 22.99%, 3/31/27 ... 26,507 26,220
187818729.LC.FTS.B, 23.49%, 3/31/27 ... 30,009 29,680
187135458.LC.FTS.B, 25.99%, 3/31/27 ... 10,515 8,712
187832290.LC.FTS.B, 17.19%, 4/01/27 ... 8,783 8,354
187864418.LC.FTS.B, 18.19%, 4/01/27 ... 21,002 20,211
187825531.LC.FTS.B, 19.99%, 4/01/27 ... 7,703 7,499
187845146.LC.FTS.B, 19.99%, 4/01/27 ... 8,464 8,273
187585267.LC.FTS.B, 20.49%, 4/01/27 ... 7,672 7,519
187845055.LC.FTS.B, 21.99%, 4/01/27 ... 9,204 1,665
187865227.LC.FTS.B, 22.49%, 4/01/27 ... 21,406 20,922
187651859.LC.FTS.B, 23.99%, 4/01/27 ... 8,518 8,323
187860298.LC.FTS.B, 23.99%, 4/01/27 ... 5,159 5,047
187818380.LC.FTS.B, 25.99%, 4/01/27 ... 6,064 5,872
187860052.LC.FTS.B, 22.99%, 4/03/27 ... 8,557 8,378
187587561.LC.FTS.B, 23.99%, 4/03/27 ... 18,667 18,236
187095846.LC.FTS.B, 18.99%, 4/04/27 ... 21,073 20,444
187891277.LC.FTS.B, 21.49%, 4/04/27 ... 17,032 16,716
187787243.LC.FTS.B, 21.99%, 4/04/27 ... 13,652 13,366
187840847.LC.FTS.B, 22.49%, 4/04/27 ... 13,339 1,543
187917369.LC.FTS.B, 22.49%, 4/04/27 ... 14,534 14,229
187765035.LC.FTS.B, 23.99%, 4/04/27 ... 20,638 20,200
187819878.LC.FTS.B, 18.99%, 4/05/27 ... 16,908 16,169
187826108.LC.FTS.B, 18.99%, 4/05/27 ... 16,859 15,656
187948430.LC.FTS.B, 19.99%, 4/05/27 ... 27,086 25,970
187967430.LC.FTS.B, 20.99%, 4/05/27 ... 17,338 16,822
187981773.LC.FTS.B, 22.99%, 4/05/27 ... 21,416 20,972
187967050.LC.FTS.B, 18.99%, 4/06/27 ... 28,449 27,184
188031790.LC.FTS.B, 20.49%, 4/06/27 ... 16,963 16,660
188023733.LC.FTS.B, 20.99%, 4/06/27 ... 6,805 6,678
188040936.LC.FTS.B, 20.99%, 4/06/27 ... 12,749 12,512
188026351.LC.FTS.B, 22.99%, 4/06/27 ... 16,104 15,776
187804219.LC.FTS.B, 25.99%, 4/07/27 ... 7,155 1,341
187785381.LC.FTS.B, 23.99%, 4/08/27 ... 31,560 5,900
187683423.LC.FTS.B, 20.99%, 4/09/27 ... 17,119 16,810
187403735.LC.FTS.B, 22.49%, 4/10/27 ... 12,014 11,776
187951931.LC.FTS.B, 22.99%, 4/10/27 ... 25,901 25,188
187944849.LC.FTS.B, 20.44%, 4/14/27 ... 8,535 8,296
187273598.LC.FTS.B, 18.99%, 4/15/27 ... 26,167 20,024
187744654.LC.FTS.B, 18.99%, 4/15/27 ... 25,409 24,551

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
187277454.LC.FTS.B, 19.44%, 4/15/27 ... $ 33,124 $ 32,466
187248830.LC.FTS.B, 20.99%, 4/15/27 ... 22,973 21,876
188025408.LC.FTS.B, 20.99%, 4/15/27 ... 6,849 6,739
187995587.LC.FTS.B, 22.99%, 4/15/27 ... 16,587 16,291
187298854.LC.FTS.B, 23.49%, 4/15/27 ... 29,661 29,112
187875007.LC.FTS.B, 25.99%, 4/15/27 ... 8,797 8,570
187337224.LC.FTS.B, 23.49%, 4/16/27 ... 34,888 33,812
187875093.LC.FTS.B, 20.99%, 4/18/27 ... 17,148 16,819
187946130.LC.FTS.B, 19.99%, 4/20/27 ... 21,419 20,508
187906511.LC.FTS.B, 22.99%, 4/20/27 ... 10,426 10,252
187945139.LC.FTS.B, 21.99%, 4/24/27 ... 18,221 17,797
187776036.LC.FTS.B, 13.19%, 9/05/27 ... 6,920 818
187316257.LC.FTS.B, 22.49%, 10/21/27 .. 18,406 18,104
187417305.LC.FTS.B, 22.99%, 11/20/27 .. 9,271 9,126
3,012,010
Prosper Funding LLC
1608023.PS.FTS.B, 13.5%, 8/19/24 ..... 3,936 3,847
1618560.PS.FTS.B, 24.6%, 8/20/24 ..... 1,009 1,009
1619001.PS.FTS.B, 13.56%, 8/23/24 .... 8,707 8,517
1618176.PS.FTS.B, 15.1%, 8/23/24 ..... 1,335 1,305
1619013.PS.FTS.B, 16.1%, 8/23/24 ..... 1,563 1,536
1610345.PS.FTS.B, 19%, 8/24/24 ....... 914 911
1620576.PS.FTS.B, 16.6%, 8/25/24 ..... 2,245 2,200
1614442.PS.FTS.B, 24.6%, 8/25/24 ..... 2,660 77
1614934.PS.FTS.B, 13.4%, 8/26/24 ..... 1,528 1,496
1614493.PS.FTS.B, 14.89%, 8/31/24 .... 1,181 1,154
1609517.PS.FTS.B, 15.2%, 8/31/24 ..... 9,508 9,291
1623869.PS.FTS.B, 14.19%, 9/21/24 .... 2,341 2,300
1623890.PS.FTS.B, 15.86%, 9/21/24 .... 2,244 2,198
1634202.PS.FTS.B, 17.49%, 9/21/24 .... 11,044 10,815
1633995.PS.FTS.B, 19.8%, 9/21/24 ..... 5,129 5,091
1628602.PS.FTS.B, 13%, 9/22/24 ....... 319 316
1628368.PS.FTS.B, 20.57%, 9/22/24 .... 9,687 9,617
1625354.PS.FTS.B, 13%, 9/23/24 ....... 6,495 6,341
1635849.PS.FTS.B, 13.59%, 9/23/24 .... 3,729 3,654
1625321.PS.FTS.B, 17.96%, 9/23/24 .... 818 811
1630159.PS.FTS.B, 12.3%, 9/24/24 ..... 1,384 1,352
1626488.PS.FTS.B, 13.9%, 9/24/24 ..... 4,243 –
1626389.PS.FTS.B, 14.31%, 9/24/24 .... 1,875 1,838
1630150.PS.FTS.B, 15.03%, 9/24/24 .... 1,885 1,848
1637430.PS.FTS.B, 14.7%, 9/27/24 ..... 3,997 3,923
1630435.PS.FTS.B, 16.9%, 9/27/24 ..... 10,233 10,042
1628009.PS.FTS.B, 15.5%, 9/28/24 ..... 2,608 2,553
1628039.PS.FTS.B, 18.41%, 9/28/24 .... 1,740 1,708
1632463.PS.FTS.B, 16.5%, 9/29/24 ..... 5,049 5,105
1630306.PS.FTS.B, 11.7%, 9/30/24 ..... 7,327 7,132
1636029.PS.FTS.B, 13.7%, 9/30/24 ..... 2,483 2,415
1612918.PS.FTS.B, 20.9%, 9/30/24 ..... 8,088 4,730
1637622.PS.FTS.B, 16.6%, 10/02/24 .... 1,523 1,487
1637586.PS.FTS.B, 16%, 10/10/24 ...... 5,110 4,987
1648303.PS.FTS.B, 16%, 10/26/24 ...... 5,035 4,928
1655001.PS.FTS.B, 16%, 10/26/24 ...... 1,007 1,000
1655370.PS.FTS.B, 15.29%, 10/27/24 ... 2,002 1,960
1649503.PS.FTS.B, 11.5%, 10/28/24 .... 7,952 7,782
1646051.PS.FTS.B, 11.79%, 10/28/24 .... 5,160 5,034
1649506.PS.FTS.B, 14.56%, 10/28/24 ... 7,892 7,700
1656375.PS.FTS.B, 17%, 10/28/24 ...... 1,605 1,596
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1646441.PS.FTS.B, 11.7%, 10/29/24 .... $ 7,788 $ 7,675
1656663.PS.FTS.B, 11.86%, 10/29/24 .... 2,757 2,729
1646834.PS.FTS.B, 15.4%, 10/29/24 .... 17,967 17,510
1651180.PS.FTS.B, 14.89%, 11/01/24 .... 9,913 9,596
1648862.PS.FTS.B, 20.34%, 11/02/24 .... 4,102 4,014
1650980.PS.FTS.B, 12.29%, 11/05/24 .... 9,853 9,532
1654294.PS.FTS.B, 14.56%, 11/05/24 .... 7,889 7,643
1650983.PS.FTS.B, 15.1%, 11/05/24 .... 3,500 849
1651811.PS.FTS.B, 14.6%, 11/08/24 ..... 2,368 2,297
1658437.PS.FTS.B, 14.6%, 11/08/24 .... 7,926 7,671
1664799.PS.FTS.B, 15.1%, 11/08/24 .... 4,352 4,257
1664823.PS.FTS.B, 16%, 11/08/24 ...... 1,063 1,031
1652738.PS.FTS.B, 10.8%, 11/09/24 .... 2,066 2,001
1652447.PS.FTS.B, 12%, 11/09/24 ...... 839 818
1656186.PS.FTS.B, 13.41%, 11/10/24 .... 8,957 8,727
1660369.PS.FTS.B, 15.89%, 11/10/24 .... 13,270 13,020
1667217.PS.FTS.B, 9.71%, 11/15/24 .... 4,076 3,948
1655423.PS.FTS.B, 15.39%, 11/15/24 .... 10,580 10,375
1649965.PS.FTS.B, 17.2%, 11/18/24 .... 5,390 5,325
1661251.PS.FTS.B, 16.7%, 11/26/24 .... 6,064 –
1645250.PS.FTS.B, 13.7%, 11/30/24 .... 2,346 2,251
1678333.PS.FTS.B, 12%, 12/14/24 ...... 3,539 3,430
1672694.PS.FTS.B, 13.36%, 12/14/24 ... 2,747 2,662
1672271.PS.FTS.B, 13.59%, 12/14/24 ... 5,228 5,071
1672649.PS.FTS.B, 14%, 12/14/24 ...... 8,278 8,029
1672679.PS.FTS.B, 15.12%, 12/14/24 ... 1,112 1,078
1678708.PS.FTS.B, 16.7%, 12/14/24 .... 5,617 5,447
1685604.PS.FTS.B, 19.6%, 12/14/24 .... 1,045 962
1673333.PS.FTS.B, 13.96%, 12/15/24 ... 4,413 4,278
1685919.PS.FTS.B, 16.7%, 12/15/24 .... 12,919 12,533
1672931.PS.FTS.B, 16.9%, 12/15/24 .... 11,248 10,913
1685940.PS.FTS.B, 17%, 12/15/24 ...... 1,125 1,106
1685934.PS.FTS.B, 18.41%, 12/15/24 ... 2,272 2,204
1673894.PS.FTS.B, 11.79%, 12/16/24 .... 3,806 3,690
1680064.PS.FTS.B, 15.8%, 12/16/24 .... 2,234 2,168
1680763.PS.FTS.B, 14%, 12/17/24 ...... 5,518 5,359
1674923.PS.FTS.B, 16%, 12/20/24 ...... 7,828 7,711
1684060.PS.FTS.B, 24.09%, 12/23/24 ... 8,823 8,787
1688222.PS.FTS.B, 11.5%, 1/12/25 ..... 4,001 3,890
1700688.PS.FTS.B, 13%, 1/12/25 ....... 5,754 5,565
1687916.PS.FTS.B, 13.13%, 1/12/25 .... 7,274 4,179
1693783.PS.FTS.B, 13.6%, 1/12/25 ..... 1,733 1,676
1693810.PS.FTS.B, 13.7%, 1/12/25 ..... 5,943 1,417
1700679.PS.FTS.B, 13.8%, 1/12/25 ..... 8,674 8,389
1688228.PS.FTS.B, 15.5%, 1/12/25 ..... 2,513 2,430
1694194.PS.FTS.B, 24.4%, 1/12/25 ..... 1,847 1,823
1701405.PS.FTS.B, 14.94%, 1/13/25 .... 5,823 5,634
1695040.PS.FTS.B, 16.7%, 1/13/25 ..... 8,829 8,541
1689398.PS.FTS.B, 15.4%, 1/14/25 ..... 3,504 3,391
1689236.PS.FTS.B, 17.59%, 1/14/25 .... 2,978 2,905
1689656.PS.FTS.B, 23%, 1/14/25 ....... 9,556 8,210
1695043.PS.FTS.B, 16.7%, 1/15/25 ..... 11,784 11,536
1690268.PS.FTS.B, 11.4%, 1/18/25 ..... 2,876 2,783
1703232.PS.FTS.B, 21%, 1/18/25 ....... 1,208 1,196
1704948.PS.FTS.B, 13.05%, 1/19/25 .... 7,482 7,249
1690376.PS.FTS.B, 14.04%, 1/21/25 .... 6,965 6,734
1700988.PS.FTS.B, 10.8%, 1/26/25 ..... 4,580 4,424
1698164.PS.FTS.B, 22.7%, 1/28/25 ..... 1,272 1,268

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1705293.PS.FTS.B, 14.79%, 1/29/25 .... $ 4,291 $ 4,212
1695748.PS.FTS.B, 24.4%, 1/31/25 ..... 1,307 1,281
1694638.PS.FTS.B, 21.8%, 2/06/25 ..... 4,015 3,924
1707662.PS.FTS.B, 13.9%, 2/14/25 ..... 3,633 3,508
1721649.PS.FTS.B, 13.3%, 2/15/25 ..... 18,100 17,496
1721043.PS.FTS.B, 13.5%, 2/15/25 ..... 6,040 5,839
1708097.PS.FTS.B, 13.7%, 2/15/25 ..... 3,931 3,798
1714504.PS.FTS.B, 14.89%, 2/15/25 .... 3,044 2,941
1714807.PS.FTS.B, 15.29%, 2/15/25 .... 2,136 2,063
1720839.PS.FTS.B, 15.29%, 2/15/25 .... 1,990 478
1720845.PS.FTS.B, 15.29%, 2/15/25 .... 1,088 1,052
1714516.PS.FTS.B, 15.4%, 2/15/25 ..... 7,328 7,079
1721055.PS.FTS.B, 16%, 2/15/25 ....... 3,696 3,599
1708859.PS.FTS.B, 17%, 2/15/25 ....... 7,905 7,724
1708151.PS.FTS.B, 19.5%, 2/15/25 ..... 7,498 7,326
1721049.PS.FTS.B, 22%, 2/15/25 ....... 6,334 6,186
1716298.PS.FTS.B, 11.4%, 2/16/25 ..... 3,594 3,472
1722525.PS.FTS.B, 19.5%, 2/16/25 ..... 1,699 1,649
1717210.PS.FTS.B, 11.4%, 2/18/25 ..... 2,983 2,886
1717363.PS.FTS.B, 17.8%, 2/18/25 ..... 7,119 6,967
1709564.PS.FTS.B, 15.2%, 2/20/25 ..... 2,448 2,360
1718419.PS.FTS.B, 13.9%, 2/22/25 ..... 2,725 2,639
1718422.PS.FTS.B, 14.09%, 2/22/25 .... 6,667 6,458
1701438.PS.FTS.B, 15.07%, 2/22/25 .... 11,945 11,538
1718395.PS.FTS.B, 22.6%, 2/22/25 ..... 9,581 9,445
1720674.PS.FTS.B, 22.6%, 2/24/25 ..... 1,281 1,257
1714735.PS.FTS.B, 13.6%, 2/28/25 ..... 5,553 5,454
1722105.PS.FTS.B, 25.11%, 2/28/25 .... 2,677 2,630
1739683.PS.FTS.B, 10.44%, 3/22/25 .... 2,484 2,402
1732931.PS.FTS.B, 10.5%, 3/22/25 ..... 9,320 9,010
1739638.PS.FTS.B, 10.5%, 3/22/25 ..... 4,660 4,505
1733486.PS.FTS.B, 11.7%, 3/22/25 ..... 8,900 8,616
1732964.PS.FTS.B, 11.86%, 3/22/25 .... 4,895 4,754
1743183.PS.FTS.B, 12.06%, 3/22/25 .... 2,839 2,738
1740130.PS.FTS.B, 12.15%, 3/22/25 .... 9,695 9,375
1732925.PS.FTS.B, 12.54%, 3/22/25 .... 9,428 9,115
1740193.PS.FTS.B, 12.9%, 3/22/25 ..... 6,298 6,089
1733219.PS.FTS.B, 13%, 3/22/25 ....... 2,521 2,437
1733510.PS.FTS.B, 13%, 3/22/25 ....... 3,151 3,046
1739665.PS.FTS.B, 13.5%, 3/22/25 ..... 11,253 10,856
1732946.PS.FTS.B, 13.59%, 3/22/25 .... 11,055 599
1742658.PS.FTS.B, 13.9%, 3/22/25 ..... 4,433 4,277
1742880.PS.FTS.B, 13.9%, 3/22/25 ..... 1,157 1,043
1740127.PS.FTS.B, 14.89%, 3/22/25 .... 3,184 3,071
1743186.PS.FTS.B, 14.89%, 3/22/25 .... 2,356 2,273
1742688.PS.FTS.B, 15.29%, 3/22/25 .... 2,553 2,463
1743240.PS.FTS.B, 15.29%, 3/22/25 .... 4,468 4,310
1742661.PS.FTS.B, 16%, 3/22/25 ....... 4,125 3,987
1732961.PS.FTS.B, 17.7%, 3/22/25 ..... 1,933 1,890
1740157.PS.FTS.B, 17.8%, 3/22/25 ..... 6,470 6,303
1742655.PS.FTS.B, 17.96%, 3/22/25 .... 4,532 4,372
1742667.PS.FTS.B, 20.46%, 3/22/25 .... 1,312 1,278
1743195.PS.FTS.B, 21%, 3/22/25 ....... 1,286 1,269
1740142.PS.FTS.B, 21.2%, 3/22/25 ..... 9,879 9,708
1740166.PS.FTS.B, 22.5%, 3/22/25 ..... 5,638 5,491
1742646.PS.FTS.B, 22.5%, 3/22/25 ..... 5,304 5,166
1733501.PS.FTS.B, 24.3%, 3/22/25 ..... 10,037 9,861
1739647.PS.FTS.B, 25.11%, 3/22/25 .... 6,736 6,619
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1740088.PS.FTS.B, 25.4%, 3/22/25 ..... $ 2,417 $ 2,376
1743513.PS.FTS.B, 11.4%, 3/23/25 ..... 5,621 5,435
1740487.PS.FTS.B, 11.86%, 3/23/25 .... 6,261 6,055
1740736.PS.FTS.B, 12%, 3/23/25 ....... 3,176 409
1734089.PS.FTS.B, 12.54%, 3/23/25 .... 8,185 7,915
1733798.PS.FTS.B, 13.1%, 3/23/25 ..... 10,088 9,755
1734008.PS.FTS.B, 13.36%, 3/23/25 .... 1,289 1,247
1740478.PS.FTS.B, 13.8%, 3/23/25 ..... 15,241 14,741
1740493.PS.FTS.B, 13.9%, 3/23/25 ..... 9,672 9,351
1733819.PS.FTS.B, 14.49%, 3/23/25 .... 6,354 6,132
1734275.PS.FTS.B, 15%, 3/23/25 ....... 6,372 6,149
1733825.PS.FTS.B, 15.2%, 3/23/25 ..... 6,379 6,156
1740964.PS.FTS.B, 15.2%, 3/23/25 ..... 4,069 3,935
1743555.PS.FTS.B, 15.2%, 3/23/25 ..... 6,574 5,424
1733942.PS.FTS.B, 15.86%, 3/23/25 .... 1,940 1,872
1733657.PS.FTS.B, 16%, 3/23/25 ....... 6,424 6,199
1734398.PS.FTS.B, 16%, 3/23/25 ....... 6,407 6,183
1733828.PS.FTS.B, 17%, 3/23/25 ....... 3,865 3,767
1743576.PS.FTS.B, 17.5%, 3/23/25 ..... 1,308 1,275
1740595.PS.FTS.B, 17.8%, 3/23/25 ..... 382 378
1743846.PS.FTS.B, 17.8%, 3/23/25 ..... 7,763 7,567
1740373.PS.FTS.B, 18.09%, 3/23/25 .... 2,592 2,526
1741180.PS.FTS.B, 18.9%, 3/23/25 ..... 6,532 6,366
1734401.PS.FTS.B, 19%, 3/23/25 ....... 6,091 5,101
1734419.PS.FTS.B, 19.3%, 3/23/25 ..... 4,132 4,041
1740703.PS.FTS.B, 19.47%, 3/23/25 .... 8,003 2,085
1740439.PS.FTS.B, 19.8%, 3/23/25 ..... 1,961 1,912
1743657.PS.FTS.B, 20.34%, 3/23/25 .... 1,967 1,917
1744005.PS.FTS.B, 20.4%, 3/23/25 ..... 6,559 6,392
1734152.PS.FTS.B, 21.2%, 3/23/25 ..... 1,647 1,619
1740553.PS.FTS.B, 21.5%, 3/23/25 ..... 2,309 2,250
1740613.PS.FTS.B, 21.5%, 3/23/25 ..... 2,055 1,722
1743426.PS.FTS.B, 21.5%, 3/23/25 ..... 5,211 5,096
1743627.PS.FTS.B, 22.13%, 3/23/25 .... 4,140 3,468
1733837.PS.FTS.B, 22.6%, 3/23/25 ..... 1,327 1,305
1740631.PS.FTS.B, 22.6%, 3/23/25 ..... 1,327 1,305
1743969.PS.FTS.B, 22.6%, 3/23/25 ..... 1,990 1,957
1744029.PS.FTS.B, 22.6%, 3/23/25 ..... 2,654 2,609
1743654.PS.FTS.B, 23.4%, 3/23/25 ..... 1,998 1,965
1743645.PS.FTS.B, 24.3%, 3/23/25 ..... 2,007 1,974
1744230.PS.FTS.B, 24.99%, 3/23/25 .... 2,350 355
1734074.PS.FTS.B, 25.56%, 3/23/25 .... 10,100 10,143
1734836.PS.FTS.B, 11.7%, 3/24/25 ..... 6,256 6,051
1744668.PS.FTS.B, 11.79%, 3/24/25 .... 3,755 3,632
1734512.PS.FTS.B, 12.15%, 3/24/25 .... 7,526 7,266
1734848.PS.FTS.B, 13.3%, 3/24/25 ..... 12,625 12,211
1741714.PS.FTS.B, 13.36%, 3/24/25 .... 9,282 8,978
1744371.PS.FTS.B, 13.6%, 3/24/25 ..... 2,337 2,275
1741633.PS.FTS.B, 15%, 3/24/25 ....... 5,098 4,921
1744692.PS.FTS.B, 15.29%, 3/24/25 .... 15,955 15,403
1734542.PS.FTS.B, 15.8%, 3/24/25 ..... 5,000 4,837
1734809.PS.FTS.B, 16.8%, 3/24/25 ..... 3,861 3,727
1734938.PS.FTS.B, 18.5%, 3/24/25 ..... 3,505 886
1744779.PS.FTS.B, 18.9%, 3/24/25 ..... 5,027 4,949
1734458.PS.FTS.B, 21%, 3/24/25 ....... 1,316 1,295
1734947.PS.FTS.B, 24.5%, 3/24/25 ..... 10,077 9,914
1741252.PS.FTS.B, 24.95%, 3/24/25 .... 6,713 6,604
1741777.PS.FTS.B, 25.3%, 3/24/25 ..... 1,345 1,323

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1735697.PS.FTS.B, 13.3%, 3/25/25 ..... $ 1,560 $ 1,510
1742152.PS.FTS.B, 13.77%, 3/25/25 .... 3,831 3,700
1745604.PS.FTS.B, 14.09%, 3/25/25 .... 6,014 5,820
1742521.PS.FTS.B, 14.39%, 3/25/25 .... 2,160 2,075
1735790.PS.FTS.B, 14.6%, 3/25/25 ..... 1,097 1,069
1735757.PS.FTS.B, 16%, 3/25/25 ....... 19,244 18,584
1742158.PS.FTS.B, 16%, 3/25/25 ....... 7,065 1,674
1742509.PS.FTS.B, 16%, 3/25/25 ....... 16,017 15,468
1745583.PS.FTS.B, 17.8%, 3/25/25 ..... 1,208 1,182
1739659.PS.FTS.B, 22.03%, 3/25/25 .... 2,140 2,078
1735364.PS.FTS.B, 22.6%, 3/25/25 ..... 1,414 1,366
1735736.PS.FTS.B, 24.99%, 3/25/25 .... 1,316 1,300
1735709.PS.FTS.B, 25.4%, 3/25/25 ..... 2,399 2,367
1733924.PS.FTS.B, 11.79%, 3/26/25 .... 3,433 808
1744236.PS.FTS.B, 19.8%, 3/27/25 ..... 4,263 4,157
1743310.PS.FTS.B, 15.1%, 3/28/25 ..... 8,290 8,047
1745970.PS.FTS.B, 18.5%, 3/28/25 ..... 5,401 5,222
1742851.PS.FTS.B, 19.5%, 3/28/25 ..... 2,612 2,553
1743232.PS.FTS.B, 19.5%, 3/28/25 ..... 6,785 6,630
1737404.PS.FTS.B, 11.5%, 3/29/25 ..... 2,606 2,552
1737719.PS.FTS.B, 16.2%, 3/29/25 ..... 1,335 1,325
1743577.PS.FTS.B, 18.8%, 3/29/25 ..... 5,409 5,325
1744693.PS.FTS.B, 19.91%, 3/29/25 .... 7,401 7,394
1745428.PS.FTS.B, 12.4%, 3/30/25 ..... 13,659 –
1734161.PS.FTS.B, 19.5%, 3/30/25 ..... 983 960
1738949.PS.FTS.B, 24.4%, 3/30/25 ..... 4,861 4,693
1744162.PS.FTS.B, 14.39%, 3/31/25 .... 25,609 6,188
1740886.PS.FTS.B, 16%, 3/31/25 ....... 6,624 6,389
1740421.PS.FTS.B, 10.5%, 4/01/25 ..... 3,902 3,769
1742691.PS.FTS.B, 25.4%, 4/03/25 ..... 3,568 3,564
1732979.PS.FTS.B, 12%, 4/05/25 ....... 8,227 7,945
1749442.PS.FTS.B, 14.85%, 4/05/25 .... 17,865 4,173
1752543.PS.FTS.B, 18.09%, 4/05/25 .... 10,122 9,745
1752546.PS.FTS.B, 19.3%, 4/05/25 ..... 4,506 601
1749466.PS.FTS.B, 24.4%, 4/05/25 ..... 3,471 3,362
1750219.PS.FTS.B, 11.86%, 4/06/25 .... 7,831 7,540
1753443.PS.FTS.B, 12.5%, 4/06/25 ..... 6,548 6,280
1750264.PS.FTS.B, 14%, 4/06/25 ....... 5,279 5,326
1743122.PS.FTS.B, 15%, 4/06/25 ....... 16,582 15,901
1750204.PS.FTS.B, 15.29%, 4/06/25 .... 8,644 8,274
1748103.PS.FTS.B, 15.84%, 4/06/25 .... 8,035 7,674
1750210.PS.FTS.B, 15.86%, 4/06/25 .... 1,211 1,172
1750243.PS.FTS.B, 15.86%, 4/06/25 .... 6,662 6,376
1750234.PS.FTS.B, 17.96%, 4/06/25 .... 1,426 1,398
1753404.PS.FTS.B, 18.2%, 4/06/25 ..... 8,688 8,398
1743638.PS.FTS.B, 19.5%, 4/06/25 ..... 7,288 1,775
1742473.PS.FTS.B, 22.6%, 4/06/25 ..... 3,081 461
1742670.PS.FTS.B, 22.6%, 4/06/25 ..... 4,533 4,438
1750216.PS.FTS.B, 24.86%, 4/06/25 .... 1,350 1,313
1753449.PS.FTS.B, 25.11%, 4/06/25 .... 5,851 5,671
1751065.PS.FTS.B, 11.97%, 4/07/25 .... 5,616 5,408
1744583.PS.FTS.B, 12.02%, 4/07/25 .... 1,306 1,258
1744388.PS.FTS.B, 13%, 4/07/25 ....... 10,176 9,799
1744562.PS.FTS.B, 13.36%, 4/07/25 .... 3,618 3,484
1754340.PS.FTS.B, 13.5%, 4/07/25 ..... 6,582 6,315
1754337.PS.FTS.B, 15.1%, 4/07/25 ..... 3,449 151
1750510.PS.FTS.B, 15.12%, 4/07/25 .... 7,375 7,199
1753821.PS.FTS.B, 16.29%, 4/07/25 .... 2,687 2,590
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1753815.PS.FTS.B, 18.9%, 4/07/25 ..... $ 6,087 $ 5,866
1751035.PS.FTS.B, 19.41%, 4/07/25 .... 14,916 14,374
1754517.PS.FTS.B, 13.3%, 4/08/25 ..... 12,296 11,843
1751986.PS.FTS.B, 13.4%, 4/08/25 ..... 2,960 2,841
1745267.PS.FTS.B, 13.6%, 4/08/25 ..... 13,010 12,513
1744877.PS.FTS.B, 14.6%, 4/08/25 ..... 2,290 2,205
1752052.PS.FTS.B, 16.4%, 4/08/25 ..... 16,700 15,996
1751287.PS.FTS.B, 17%, 4/08/25 ....... 1,608 1,556
1744745.PS.FTS.B, 17.8%, 4/08/25 ..... 5,120 4,953
1745360.PS.FTS.B, 23.4%, 4/08/25 ..... 3,702 946
1754331.PS.FTS.B, 15%, 4/10/25 ....... 1,241 1,208
1743668.PS.FTS.B, 23.4%, 4/10/25 ..... 3,124 3,029
1742878.PS.FTS.B, 13.13%, 4/11/25 .... 5,347 1,289
1745699.PS.FTS.B, 13.3%, 4/11/25 ..... 19,068 18,322
1752310.PS.FTS.B, 16.2%, 4/11/25 ..... 6,006 5,801
1755903.PS.FTS.B, 19.3%, 4/11/25 ..... 2,375 2,308
1745684.PS.FTS.B, 21.8%, 4/11/25 ..... 5,487 5,298
1745741.PS.FTS.B, 22.6%, 4/11/25 ..... 10,327 10,043
1755867.PS.FTS.B, 24.4%, 4/11/25 ..... 3,124 3,038
1746128.PS.FTS.B, 24.99%, 4/11/25 .... 2,644 161
1757481.PS.FTS.B, 12.1%, 4/12/25 ..... 6,534 6,300
1744195.PS.FTS.B, 16.9%, 4/12/25 ..... 3,374 3,288
1754131.PS.FTS.B, 18.26%, 4/12/25 .... 10,113 9,701
1755058.PS.FTS.B, 15.29%, 4/13/25 .... 1,661 1,597
1751041.PS.FTS.B, 13.3%, 4/15/25 ..... 7,916 7,580
1756672.PS.FTS.B, 14.6%, 4/15/25 ..... 5,958 5,723
1753977.PS.FTS.B, 15.29%, 4/15/25 .... 4,339 4,155
1753974.PS.FTS.B, 16.5%, 4/15/25 ..... 1,343 1,295
1758306.PS.FTS.B, 17.7%, 4/15/25 ..... 18,588 777
1750502.PS.FTS.B, 24.3%, 4/15/25 ..... 3,157 3,078
1760856.PS.FTS.B, 22.03%, 4/18/25 .... 2,403 2,329
1762404.PS.FTS.B, 16.1%, 4/19/25 ..... 6,670 6,416
1756317.PS.FTS.B, 17%, 4/20/25 ....... 3,372 3,259
1754352.PS.FTS.B, 11.4%, 4/21/25 ..... 4,579 4,408
1751911.PS.FTS.B, 17.8%, 4/21/25 ..... 1,376 1,327
1749272.PS.FTS.B, 22.6%, 4/21/25 ..... 4,307 3,673
1741156.PS.FTS.B, 16.3%, 4/22/25 ..... 4,404 4,280
1743570.PS.FTS.B, 22.6%, 4/22/25 ..... 7,619 255
1760931.PS.FTS.B, 13.3%, 4/25/25 ..... 3,300 3,173
1752298.PS.FTS.B, 15.8%, 4/25/25 ..... 7,291 1,728
1742813.PS.FTS.B, 22.5%, 4/28/25 ..... 7,300 7,030
1750627.PS.FTS.B, 17.28%, 4/30/25 .... 6,750 6,450
1627091.PS.FTS.B, 16%, 8/27/25 ....... 7,181 4,485
1749472.PS.FTS.B, 19.8%, 1/05/26 ..... 4,577 2,457
1752361.PS.FTS.B, 25.4%, 1/11/26 ..... 4,532 2,513
1744674.PS.FTS.B, 21.8%, 2/23/26 ..... 5,569 3,116
1735376.PS.FTS.B, 19.5%, 2/25/26 ..... 12,033 7,014
1753704.PS.FTS.B, 23.4%, 3/07/26 ..... 2,991 1,721
1757469.PS.FTS.B, 13.9%, 3/12/26 ..... 1,822 1,166
1605548.PS.FTS.B, 12.3%, 8/16/26 ..... 9,125 8,822
1615743.PS.FTS.B, 12.3%, 8/16/26 ..... 10,178 9,840
1615752.PS.FTS.B, 14.79%, 8/16/26 .... 8,839 7,230
1605551.PS.FTS.B, 18.3%, 8/16/26 ..... 9,338 9,220
1615977.PS.FTS.B, 12.7%, 8/17/26 ..... 17,179 16,611
1606481.PS.FTS.B, 15%, 8/17/26 ....... 7,877 7,620
1606805.PS.FTS.B, 15.5%, 8/17/26 ..... 10,781 10,428
1605848.PS.FTS.B, 19.6%, 8/17/26 ..... 8,435 8,322
1617531.PS.FTS.B, 13.24%, 8/18/26 .... 6,362 6,153

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1610149.PS.FTS.B, 14.2%, 8/18/26 ..... $ 7,120 $ 6,885
1607264.PS.FTS.B, 16.2%, 8/18/26 ..... 10,835 10,483
1618068.PS.FTS.B, 17%, 8/19/26 ....... 15,482 639
1608413.PS.FTS.B, 17.24%, 8/20/26 .... 5,093 4,931
1618512.PS.FTS.B, 18.5%, 8/20/26 ..... 6,606 6,394
1615561.PS.FTS.B, 15%, 8/27/26 ....... 2,416 2,345
1633734.PS.FTS.B, 16.63%, 9/20/26 .... 2,865 2,768
1623083.PS.FTS.B, 19.23%, 9/20/26 .... 9,004 –
1624235.PS.FTS.B, 12.7%, 9/21/26 ..... 6,469 6,255
1627891.PS.FTS.B, 15.1%, 9/21/26 ..... 10,841 10,480
1627885.PS.FTS.B, 15.29%, 9/21/26 .... 13,906 13,445
1627345.PS.FTS.B, 18.78%, 9/21/26 .... 7,490 7,396
1628383.PS.FTS.B, 12.87%, 9/22/26 .... 6,014 5,820
1635534.PS.FTS.B, 16.5%, 9/23/26 ..... 11,069 10,707
1637625.PS.FTS.B, 11.6%, 9/28/26 ..... 19,583 18,965
1630147.PS.FTS.B, 14.38%, 9/30/26 .... 18,634 17,988
1615740.PS.FTS.B, 16.63%, 10/02/26 ... 11,485 11,033
1644863.PS.FTS.B, 9.99%, 10/26/26 .... 5,761 5,572
1655727.PS.FTS.B, 10.9%, 10/27/26 .... 10,871 10,517
1655355.PS.FTS.B, 12%, 10/27/26 ...... 25,561 24,726
1648957.PS.FTS.B, 14.29%, 10/27/26 ... 7,417 7,174
1645616.PS.FTS.B, 16.63%, 10/27/26 ... 7,401 7,155
1645247.PS.FTS.B, 17.1%, 10/27/26 .... 11,347 11,158
1655340.PS.FTS.B, 18.95%, 10/27/26 ... 9,650 1,324
1655334.PS.FTS.B, 25.67%, 10/27/26 ... 4,764 4,825
1656210.PS.FTS.B, 9.45%, 10/28/26 .... 25,635 24,807
1656198.PS.FTS.B, 10.71%, 10/28/26 ... 5,084 4,915
1646063.PS.FTS.B, 12.62%, 10/28/26 ... 7,480 7,237
1649497.PS.FTS.B, 12.8%, 10/28/26 .... 19,619 18,982
1656189.PS.FTS.B, 13.7%, 10/28/26 .... 9,037 8,745
1656201.PS.FTS.B, 14.68%, 10/28/26 ... 2,652 2,566
1656927.PS.FTS.B, 11.89%, 10/29/26 .... 14,516 14,204
1647056.PS.FTS.B, 13.7%, 10/29/26 .... 4,142 4,060
1647176.PS.FTS.B, 14.79%, 10/29/26 ... 7,583 7,439
1647023.PS.FTS.B, 16.33%, 10/29/26 ... 19,136 18,794
1647155.PS.FTS.B, 18.48%, 10/29/26 ... 18,976 19,054
1657068.PS.FTS.B, 21.9%, 10/29/26 .... 11,855 12,250
1657104.PS.FTS.B, 10.4%, 10/30/26 .... 18,433 17,821
1650974.PS.FTS.B, 11.1%, 11/05/26 ..... 11,107 10,683
1660968.PS.FTS.B, 11.89%, 11/05/26 .... 8,188 7,874
1648693.PS.FTS.B, 12.7%, 11/05/26 .... 12,406 11,978
1650971.PS.FTS.B, 12.87%, 11/05/26 .... 19,101 18,369
1651400.PS.FTS.B, 13.13%, 11/05/26 .... 12,005 11,502
1651412.PS.FTS.B, 13.6%, 11/05/26 .... 18,833 18,006
1660965.PS.FTS.B, 14.29%, 11/05/26 .... 13,605 13,033
1650992.PS.FTS.B, 14.53%, 11/05/26 .... 2,271 2,183
1651085.PS.FTS.B, 25.6%, 11/05/26 .... 3,625 3,605
1651808.PS.FTS.B, 11.2%, 11/08/26 ..... 3,704 3,565
1664808.PS.FTS.B, 11.6%, 11/08/26 ..... 8,915 8,580
1658113.PS.FTS.B, 11.99%, 11/08/26 .... 4,533 4,358
1665174.PS.FTS.B, 12.5%, 11/08/26 .... 29,891 28,766
1658098.PS.FTS.B, 12.62%, 11/08/26 .... 14,957 14,394
1658134.PS.FTS.B, 13.6%, 11/08/26 .... 3,669 3,519
1651829.PS.FTS.B, 16.33%, 11/08/26 .... 1,439 1,379
1652735.PS.FTS.B, 10.8%, 11/09/26 .... 5,157 4,964
1653347.PS.FTS.B, 10.8%, 11/09/26 .... 7,390 7,115
1666392.PS.FTS.B, 11.2%, 11/09/26 ..... 4,446 4,280
1653461.PS.FTS.B, 21%, 11/09/26 ...... 5,431 1,397
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1654979.PS.FTS.B, 11.1%, 11/12/26 ..... $ 5,067 $ 4,882
1654997.PS.FTS.B, 16%, 11/12/26 ...... 7,580 7,402
1664544.PS.FTS.B, 14.74%, 11/15/26 .... 2,184 2,116
1651397.PS.FTS.B, 18.33%, 11/15/26 .... 19,463 18,857
1654303.PS.FTS.B, 21.18%, 11/19/26 .... 7,967 7,716
1658107.PS.FTS.B, 14.2%, 11/20/26 .... 15,210 14,558
1657470.PS.FTS.B, 16.33%, 11/22/26 .... 13,931 13,450
1654297.PS.FTS.B, 13.3%, 11/28/26 .... 10,920 10,507
1647386.PS.FTS.B, 22.5%, 11/30/26 .... 4,835 4,775
1685232.PS.FTS.B, 11.07%, 12/14/26 .... 18,882 18,187
1678714.PS.FTS.B, 25.2%, 12/14/26 .... 12,368 12,246
1685577.PS.FTS.B, 28.23%, 12/14/26 ... 12,425 12,357
1685967.PS.FTS.B, 11.5%, 12/15/26 .... 10,602 10,214
1685937.PS.FTS.B, 15.5%, 12/15/26 .... 2,327 2,233
1679512.PS.FTS.B, 15.7%, 12/15/26 .... 15,533 14,904
1686372.PS.FTS.B, 16.7%, 12/15/26 .... 8,478 –
1685808.PS.FTS.B, 18.33%, 12/15/26 ... 19,723 19,135
1685961.PS.FTS.B, 18.48%, 12/15/26 ... 11,833 11,530
1686345.PS.FTS.B, 23%, 12/15/26 ...... 8,079 8,052
1679056.PS.FTS.B, 26.13%, 12/15/26 ... 2,130 2,080
1679959.PS.FTS.B, 12.32%, 12/16/26 ... 4,202 4,046
1673948.PS.FTS.B, 17.54%, 12/16/26 ... 15,696 15,305
1673528.PS.FTS.B, 19%, 12/16/26 ...... 19,778 19,280
1674779.PS.FTS.B, 10.4%, 12/17/26 .... 10,451 8,425
1674203.PS.FTS.B, 10.8%, 12/17/26 .... 11,310 10,901
1674698.PS.FTS.B, 11.89%, 12/17/26 .... 3,813 3,673
1680745.PS.FTS.B, 13.3%, 12/17/26 .... 9,069 8,711
1687770.PS.FTS.B, 14.29%, 12/17/26 ... 11,554 11,096
1687689.PS.FTS.B, 16%, 12/17/26 ...... 12,448 12,148
1674248.PS.FTS.B, 16.5%, 12/17/26 .... 15,621 14,970
1688382.PS.FTS.B, 10.29%, 12/20/26 ... 11,274 10,875
1688022.PS.FTS.B, 13.6%, 12/20/26 .... 10,705 566
1674359.PS.FTS.B, 22.2%, 12/20/26 .... 2,953 2,535
1676078.PS.FTS.B, 10.7%, 12/21/26 .... 8,289 7,997
1691244.PS.FTS.B, 14.7%, 12/24/26 .... 10,254 9,852
1685184.PS.FTS.B, 12.4%, 12/25/26 .... 11,469 11,040
1685217.PS.FTS.B, 10.5%, 12/28/26 .... 18,752 18,067
1685976.PS.FTS.B, 11.89%, 12/29/26 .... 6,367 6,160
1681009.PS.FTS.B, 13.5%, 1/04/27 ..... 5,899 5,651
1700619.PS.FTS.B, 10.53%, 1/12/27 .... 19,197 9,627
1693768.PS.FTS.B, 11.88%, 1/12/27 .... 11,634 11,189
1687871.PS.FTS.B, 12.7%, 1/12/27 ..... 20,981 20,185
1693777.PS.FTS.B, 13.41%, 1/12/27 .... 3,138 2,999
1688213.PS.FTS.B, 15.03%, 1/12/27 .... 6,298 6,027
1693816.PS.FTS.B, 15.7%, 1/12/27 ..... 6,321 6,049
1688252.PS.FTS.B, 16.33%, 1/12/27 .... 2,537 2,427
1693828.PS.FTS.B, 16.63%, 1/12/27 .... 1,985 1,899
1701030.PS.FTS.B, 18.25%, 1/12/27 .... 20,021 19,409
1687862.PS.FTS.B, 21.09%, 1/12/27 .... 5,686 5,632
1694182.PS.FTS.B, 21.18%, 1/12/27 .... 2,844 2,756
1688234.PS.FTS.B, 25.6%, 1/12/27 ..... 3,318 3,282
1688999.PS.FTS.B, 10.62%, 1/13/27 .... 3,816 3,673
1701831.PS.FTS.B, 12.3%, 1/13/27 ..... 7,753 7,461
1701273.PS.FTS.B, 14.68%, 1/13/27 .... 15,715 15,120
1688576.PS.FTS.B, 18.48%, 1/13/27 .... 8,820 8,554
1701837.PS.FTS.B, 18.48%, 1/13/27 .... 8,018 7,776
1689002.PS.FTS.B, 19.23%, 1/13/27 .... 4,829 4,683
1701810.PS.FTS.B, 21.18%, 1/13/27 .... 8,940 8,665

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1689590.PS.FTS.B, 11.4%, 1/14/27 ..... $ 4,628 $ 4,455
1695235.PS.FTS.B, 12.24%, 1/14/27 .... 9,300 8,910
1689731.PS.FTS.B, 14%, 1/14/27 ....... 6,262 5,998
1702224.PS.FTS.B, 14.68%, 1/14/27 .... 11,700 11,261
1689428.PS.FTS.B, 16.33%, 1/14/27 .... 7,928 7,591
1695712.PS.FTS.B, 27.4%, 1/14/27 ..... 2,090 2,069
1701330.PS.FTS.B, 16.1%, 1/15/27 ..... 7,926 7,658
1703238.PS.FTS.B, 22.9%, 1/18/27 ..... 2,868 2,850
1698271.PS.FTS.B, 11.5%, 1/19/27 ..... 9,260 8,924
1698235.PS.FTS.B, 11.79%, 1/19/27 .... 15,809 12,715
1692950.PS.FTS.B, 9.81%, 1/20/27 ..... 12,988 12,521
1692617.PS.FTS.B, 12.2%, 1/20/27 ..... 9,298 8,962
1700625.PS.FTS.B, 18.7%, 1/26/27 ..... 12,134 11,715
1689014.PS.FTS.B, 24.03%, 1/26/27 .... 12,550 12,365
1701660.PS.FTS.B, 11.2%, 1/27/27 ..... 7,746 7,452
1693283.PS.FTS.B, 15.39%, 1/28/27 .... 12,690 606
1707623.PS.FTS.B, 12.9%, 2/14/27 ..... 27,716 26,666
1714342.PS.FTS.B, 13.4%, 2/14/27 ..... 4,764 4,583
1714327.PS.FTS.B, 17.37%, 2/14/27 .... 19,724 19,072
1721061.PS.FTS.B, 10.5%, 2/15/27 ..... 3,998 3,218
1707812.PS.FTS.B, 11.2%, 2/15/27 ..... 3,531 3,398
1714540.PS.FTS.B, 11.2%, 2/15/27 ..... 14,124 13,594
1720842.PS.FTS.B, 11.6%, 2/15/27 ..... 5,652 5,494
1707839.PS.FTS.B, 11.79%, 2/15/27 .... 15,743 15,152
1708667.PS.FTS.B, 12.3%, 2/15/27 ..... 27,627 26,588
1708139.PS.FTS.B, 15.2%, 2/15/27 ..... 19,914 19,048
1708757.PS.FTS.B, 15.29%, 2/15/27 .... 21,648 20,706
1709063.PS.FTS.B, 16.7%, 2/15/27 ..... 9,124 8,726
1714801.PS.FTS.B, 18.78%, 2/15/27 .... 9,788 9,468
1714507.PS.FTS.B, 18.9%, 2/15/27 ..... 8,537 2,136
1714495.PS.FTS.B, 19%, 2/15/27 ....... 20,413 19,744
1709051.PS.FTS.B, 26.5%, 2/15/27 ..... 13,360 240
1709645.PS.FTS.B, 9.27%, 2/16/27 ..... 27,169 26,159
1716184.PS.FTS.B, 12.7%, 2/16/27 ..... 9,492 9,137
1708634.PS.FTS.B, 15%, 2/21/27 ....... 14,048 13,416
1710641.PS.FTS.B, 13.2%, 2/28/27 ..... 16,483 15,739
1722529.PS.FTS.B, 19%, 3/12/27 ....... 20,961 20,255
1739674.PS.FTS.B, 10.08%, 3/22/27 .... 11,927 11,498
1733471.PS.FTS.B, 10.44%, 3/22/27 .... 17,607 16,973
1732976.PS.FTS.B, 10.53%, 3/22/27 .... 11,846 11,420
1740175.PS.FTS.B, 10.7%, 3/22/27 ..... 4,789 4,617
1732952.PS.FTS.B, 11.2%, 3/22/27 ..... 10,104 1,268
1732943.PS.FTS.B, 11.5%, 3/22/27 ..... 5,358 5,167
1733504.PS.FTS.B, 11.6%, 3/22/27 ..... 10,420 10,045
1740124.PS.FTS.B, 11.61%, 3/22/27 .... 14,429 13,909
1733513.PS.FTS.B, 11.7%, 3/22/27 ..... 9,461 9,122
1732970.PS.FTS.B, 11.79%, 3/22/27 .... 8,023 7,734
1733498.PS.FTS.B, 11.79%, 3/22/27 .... 12,456 2,666
1732922.PS.FTS.B, 12.9%, 3/22/27 ..... 26,628 25,668
1733459.PS.FTS.B, 13.7%, 3/22/27 ..... 20,270 19,388
1742640.PS.FTS.B, 14.39%, 3/22/27 .... 17,072 16,329
1739641.PS.FTS.B, 14.7%, 3/22/27 ..... 12,213 11,681
1740187.PS.FTS.B, 15.1%, 3/22/27 ..... 4,079 3,901
1742679.PS.FTS.B, 15.2%, 3/22/27 ..... 4,081 3,903
1732916.PS.FTS.B, 16.18%, 3/22/27 .... 24,602 23,528
1742682.PS.FTS.B, 16.33%, 3/22/27 .... 10,258 9,810
1742649.PS.FTS.B, 16.8%, 3/22/27 ..... 16,450 15,731
1739635.PS.FTS.B, 17.29%, 3/22/27 .... 16,487 15,888
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1740148.PS.FTS.B, 18.33%, 3/22/27 .... $ 12,425 $ 11,972
1739653.PS.FTS.B, 18.48%, 3/22/27 .... 16,579 15,973
1732940.PS.FTS.B, 18.78%, 3/22/27 .... 2,075 1,999
1733495.PS.FTS.B, 21.69%, 3/22/27 .... 12,613 12,370
1739848.PS.FTS.B, 21.9%, 3/22/27 ..... 5,989 5,065
1733480.PS.FTS.B, 24.03%, 3/22/27 .... 12,738 12,486
1739650.PS.FTS.B, 26.43%, 3/22/27 .... 7,128 6,225
1734128.PS.FTS.B, 10.08%, 3/23/27 .... 7,942 7,658
1741003.PS.FTS.B, 10.08%, 3/23/27 .... 6,361 6,134
1743894.PS.FTS.B, 10.29%, 3/23/27 .... 31,842 30,703
1743546.PS.FTS.B, 10.5%, 3/23/27 ..... 11,954 11,526
1744077.PS.FTS.B, 10.8%, 3/23/27 ..... 7,982 7,696
1744092.PS.FTS.B, 10.8%, 3/23/27 ..... 6,785 6,542
1740970.PS.FTS.B, 11.2%, 3/23/27 ..... 7,999 7,712
1734281.PS.FTS.B, 11.4%, 3/23/27 ..... 8,407 8,106
1740508.PS.FTS.B, 11.6%, 3/23/27 ..... 6,348 6,121
1740943.PS.FTS.B, 11.6%, 3/23/27 ..... 12,023 11,593
1740955.PS.FTS.B, 11.79%, 3/23/27 .... 20,058 19,340
1733702.PS.FTS.B, 11.89%, 3/23/27 .... 3,936 3,796
1733807.PS.FTS.B, 12.32%, 3/23/27 .... 9,654 9,309
1743942.PS.FTS.B, 12.7%, 3/23/27 ..... 8,061 7,772
1734272.PS.FTS.B, 13.08%, 3/23/27 .... 13,084 12,623
1743558.PS.FTS.B, 13.32%, 3/23/27 .... 9,735 9,316
1743567.PS.FTS.B, 13.32%, 3/23/27 .... 8,104 7,755
1743561.PS.FTS.B, 13.4%, 3/23/27 ..... 16,179 15,599
1740880.PS.FTS.B, 13.5%, 3/23/27 ..... 9,104 7,354
1733840.PS.FTS.B, 13.77%, 3/23/27 .... 7,515 7,204
1734077.PS.FTS.B, 14%, 3/23/27 ....... 6,329 6,055
1740496.PS.FTS.B, 14.19%, 3/23/27 .... 7,876 7,627
1733816.PS.FTS.B, 15.1%, 3/23/27 ..... 16,179 15,498
1734278.PS.FTS.B, 15.2%, 3/23/27 ..... 8,162 7,809
1740958.PS.FTS.B, 15.8%, 3/23/27 ..... 20,464 19,578
1734263.PS.FTS.B, 16.33%, 3/23/27 .... 16,405 15,715
1744071.PS.FTS.B, 16.33%, 3/23/27 .... 11,407 10,913
1743348.PS.FTS.B, 16.43%, 3/23/27 .... 18,720 18,051
1740997.PS.FTS.B, 16.8%, 3/23/27 ..... 16,450 15,736
1744065.PS.FTS.B, 16.8%, 3/23/27 ..... 16,450 15,736
1734284.PS.FTS.B, 16.9%, 3/23/27 ..... 1,646 1,587
1733993.PS.FTS.B, 17.2%, 3/23/27 ..... 9,888 9,534
1743540.PS.FTS.B, 17.29%, 3/23/27 .... 13,985 13,539
1733831.PS.FTS.B, 18.59%, 3/23/27 .... 12,440 11,992
1743573.PS.FTS.B, 18.78%, 3/23/27 .... 7,886 7,601
1741006.PS.FTS.B, 19%, 3/23/27 ....... 5,816 5,606
1733834.PS.FTS.B, 19.23%, 3/23/27 .... 9,855 460
1744050.PS.FTS.B, 19.23%, 3/23/27 .... 8,566 2,183
1741000.PS.FTS.B, 25.67%, 3/23/27 .... 12,724 12,541
1740316.PS.FTS.B, 28.23%, 3/23/27 .... 8,634 8,461
1734857.PS.FTS.B, 10.5%, 3/24/27 ..... 2,391 2,306
1741357.PS.FTS.B, 10.5%, 3/24/27 ..... 5,579 5,380
1734563.PS.FTS.B, 11.2%, 3/24/27 ..... 12,398 11,957
1734560.PS.FTS.B, 13.5%, 3/24/27 ..... 20,229 19,362
1744257.PS.FTS.B, 14%, 3/24/27 ....... 3,543 3,396
1744611.PS.FTS.B, 14.38%, 3/24/27 .... 10,325 10,091
1744812.PS.FTS.B, 14.7%, 3/24/27 ..... 16,284 15,586
1744299.PS.FTS.B, 15%, 3/24/27 ....... 7,339 7,024
1744656.PS.FTS.B, 15%, 3/24/27 ....... 10,192 9,755
1741336.PS.FTS.B, 25.9%, 3/24/27 ..... 6,136 5,905
1733474.PS.FTS.B, 9.62%, 3/25/27 ..... 16,758 2,090

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1742146.PS.FTS.B, 10.7%, 3/25/27 ..... $ 7,180 $ 6,926
1745565.PS.FTS.B, 12.42%, 3/25/27 .... 12,074 11,562
1735826.PS.FTS.B, 13.19%, 3/25/27 .... 19,395 18,534
1735664.PS.FTS.B, 14%, 3/25/27 ....... 20,285 19,422
1743180.PS.FTS.B, 11.2%, 3/27/27 ..... 12,022 11,589
1743544.PS.FTS.B, 16.4%, 3/28/27 ..... 29,184 27,970
1744585.PS.FTS.B, 17.29%, 3/29/27 .... 5,441 5,345
1736876.PS.FTS.B, 19.3%, 3/29/27 ..... 8,443 8,306
1737779.PS.FTS.B, 21%, 3/29/27 ....... 7,652 7,676
1747200.PS.FTS.B, 27.4%, 3/29/27 ..... 10,454 10,531
1743234.PS.FTS.B, 17.23%, 3/31/27 .... 7,094 6,767
1737947.PS.FTS.B, 18%, 3/31/27 ....... 19,656 2,833
1735847.PS.FTS.B, 21.18%, 4/01/27 .... 8,553 8,221
1749478.PS.FTS.B, 11.5%, 4/05/27 ..... 7,072 6,811
1749460.PS.FTS.B, 11.7%, 4/05/27 ..... 5,711 5,485
1752540.PS.FTS.B, 11.7%, 4/05/27 ..... 16,318 15,672
1752558.PS.FTS.B, 11.79%, 4/05/27 .... 9,795 9,407
1742810.PS.FTS.B, 16.7%, 4/05/27 ..... 3,339 3,171
1741168.PS.FTS.B, 18.93%, 4/05/27 .... 17,342 10,166
1743101.PS.FTS.B, 10.5%, 4/06/27 ..... 3,245 3,116
1743137.PS.FTS.B, 10.5%, 4/06/27 ..... 16,223 15,582
1743134.PS.FTS.B, 13.3%, 4/06/27 ..... 13,030 12,395
1753416.PS.FTS.B, 13.6%, 4/06/27 ..... 10,153 9,659
1743128.PS.FTS.B, 14.68%, 4/06/27 .... 21,394 20,546
1743143.PS.FTS.B, 14.68%, 4/06/27 .... 4,964 4,768
1752909.PS.FTS.B, 14.68%, 4/06/27 .... 8,105 7,785
1743125.PS.FTS.B, 14.7%, 4/06/27 ..... 16,548 15,723
1753410.PS.FTS.B, 15%, 4/06/27 ....... 14,085 13,382
1752906.PS.FTS.B, 16.33%, 4/06/27 .... 11,669 11,085
1750213.PS.FTS.B, 25.6%, 4/06/27 ..... 1,749 1,690
1750876.PS.FTS.B, 10.29%, 4/07/27 .... 28,361 27,246
1744037.PS.FTS.B, 10.5%, 4/07/27 ..... 12,167 11,689
1744580.PS.FTS.B, 11.2%, 4/07/27 ..... 7,325 7,039
1750624.PS.FTS.B, 11.2%, 4/07/27 ..... 7,895 7,586
1744538.PS.FTS.B, 11.7%, 4/07/27 ..... 17,134 16,463
1753818.PS.FTS.B, 11.7%, 4/07/27 ..... 12,238 11,759
1744568.PS.FTS.B, 12%, 4/07/27 ....... 9,805 9,421
1744571.PS.FTS.B, 12%, 4/07/27 ....... 8,171 7,851
1750606.PS.FTS.B, 12%, 4/07/27 ....... 7,371 7,007
1744541.PS.FTS.B, 12.2%, 4/07/27 ..... 28,624 27,503
1753842.PS.FTS.B, 12.2%, 4/07/27 ..... 8,178 7,856
1754325.PS.FTS.B, 12.2%, 4/07/27 ..... 28,624 27,504
1754328.PS.FTS.B, 13.1%, 4/07/27 ..... 8,089 7,772
1744715.PS.FTS.B, 13.3%, 4/07/27 ..... 25,896 24,616
1744277.PS.FTS.B, 14.39%, 4/07/27 .... 8,262 7,853
1753824.PS.FTS.B, 14.39%, 4/07/27 .... 45 45
1744553.PS.FTS.B, 14.53%, 4/07/27 .... 8,240 7,915
1753656.PS.FTS.B, 14.6%, 4/07/27 ..... 20,676 19,652
1751044.PS.FTS.B, 14.7%, 4/07/27 ..... 20,685 19,661
1744559.PS.FTS.B, 14.89%, 4/07/27 .... 8,281 7,871
1750597.PS.FTS.B, 16.33%, 4/07/27 .... 16,287 16,269
1744574.PS.FTS.B, 19%, 4/07/27 ....... 2,546 2,426
1751047.PS.FTS.B, 19.3%, 4/07/27 ..... 20,992 20,072
1754322.PS.FTS.B, 21%, 4/07/27 ....... 12,751 12,334
1750600.PS.FTS.B, 23%, 4/07/27 ....... 12,095 11,720
1755057.PS.FTS.B, 11.2%, 4/08/27 ..... 28,487 27,379
1745642.PS.FTS.B, 12%, 4/08/27 ....... 8,171 7,853
1755147.PS.FTS.B, 12.6%, 4/08/27 ..... 12,291 11,812
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1744856.PS.FTS.B, 13.3%, 4/08/27 ..... $ 3,599 $ 3,427
1751995.PS.FTS.B, 15.62%, 4/08/27 .... 12,120 11,536
1755237.PS.FTS.B, 16.02%, 4/08/27 .... 9,572 9,129
1744907.PS.FTS.B, 17.59%, 4/08/27 .... 2,087 1,998
1744880.PS.FTS.B, 19%, 4/08/27 ....... 12,647 12,055
1754712.PS.FTS.B, 19.38%, 4/08/27 .... 21,112 20,122
1747212.PS.FTS.B, 13.48%, 4/09/27 .... 20,682 19,967
1744730.PS.FTS.B, 16.02%, 4/10/27 .... 7,506 7,155
1753413.PS.FTS.B, 18.48%, 4/10/27 .... 7,086 6,696
1755429.PS.FTS.B, 10.5%, 4/11/27 ..... 8,111 7,800
1755831.PS.FTS.B, 10.5%, 4/11/27 ..... 29,383 6,147
1755984.PS.FTS.B, 11.2%, 4/11/27 ...... 5,697 5,478
1755501.PS.FTS.B, 11.89%, 4/11/27 ..... 7,758 7,461
1755927.PS.FTS.B, 11.89%, 4/11/27 ..... 7,350 7,069
1745762.PS.FTS.B, 16.5%, 4/11/27 ..... 2,502 2,390
1752289.PS.FTS.B, 16.5%, 4/11/27 ..... 16,682 15,876
1746119.PS.FTS.B, 18.13%, 4/11/27 ..... 8,820 8,393
1752292.PS.FTS.B, 19.5%, 4/11/27 ..... 6,703 234
1755414.PS.FTS.B, 22.5%, 4/11/27 ..... 5,196 –
1754125.PS.FTS.B, 10.62%, 4/12/27 .... 4,059 3,904
1747364.PS.FTS.B, 11.16%, 4/12/27 .... 10,000 3,778
1757454.PS.FTS.B, 11.89%, 4/12/27 .... 7,350 7,070
1750198.PS.FTS.B, 11.99%, 4/12/27 .... 13,924 13,376
1752915.PS.FTS.B, 12.5%, 4/12/27 ..... 20,518 19,710
1754278.PS.FTS.B, 24.42%, 4/12/27 .... 12,111 11,932
1757922.PS.FTS.B, 14.67%, 4/13/27 .... 8,273 7,880
1749839.PS.FTS.B, 25.6%, 4/14/27 ..... 12,980 12,597
1750612.PS.FTS.B, 11.79%, 4/15/27 .... 11,436 10,988
1749974.PS.FTS.B, 23.31%, 4/15/27 .... 5,662 5,501
1733450.PS.FTS.B, 18.13%, 4/16/27 .... 21,368 20,397
1750927.PS.FTS.B, 11.4%, 4/17/27 ..... 10,628 10,212
1750621.PS.FTS.B, 17.37%, 4/17/27 .... 8,418 8,024
1744034.PS.FTS.B, 19%, 4/17/27 ....... 9,775 9,341
1749754.PS.FTS.B, 25.9%, 4/17/27 ..... 8,867 8,532
1742819.PS.FTS.B, 11.7%, 4/19/27 ..... 10,261 9,854
1762974.PS.FTS.B, 11.2%, 4/20/27 ..... 5,714 5,507
1751050.PS.FTS.B, 26.13%, 4/21/27 .... 4,506 4,303
1744227.PS.FTS.B, 16%, 4/22/27 ....... 15,475 12,720
1752903.PS.FTS.B, 21.18%, 4/30/27 .... 20,590 19,487
1743944.PS.FTS.B, 24.2%, 4/30/27 ..... 3,554 3,407
1750849.PS.FTS.B, 16.64%, 5/01/27 .... 12,905 12,251
1760306.PS.FTS.B, 22.5%, 5/06/27 ..... 6,901 6,767
1720848.PS.FTS.B, 28.23%, 11/29/27 .... 9,313 3,890
1734827.PS.FTS.B, 13.23%, 2/24/28 .... 13,142 6,296
1755876.PS.FTS.B, 19.3%, 3/04/28 ..... 14,580 13,936
1742816.PS.FTS.B, 14.2%, 3/05/28 ..... 9,167 8,830
1753428.PS.FTS.B, 23.31%, 3/06/28 .... 1,904 1,319
1758402.PS.FTS.B, 13.2%, 3/08/28 ..... 21,557 9,929
1756383.PS.FTS.B, 19.3%, 3/26/28 ..... 24,441 23,519
5,022,024
Upgrade, Inc.
24931814.UG.FTS.B, 29.69%, 12/17/24 .. 12,347
13,159
Upgrade, Inc. - Card
992426453.UG.FTS.B, 21.48%, 8/11/23 .. 15 15
992363968.UG.FTS.B, 29.49%, 8/20/23 .. 8 2
992517447.UG.FTS.B, 29.49%, 8/20/23 .. 8 8
992542647.UG.FTS.B, 29.49%, 8/20/23 .. 6 6

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992488893.UG.FTS.B, 28.98%, 9/20/23 .. $ 15 $ 14
992584780.UG.FTS.B, 29.49%, 9/20/23 .. 12 12
991874632.UG.FTS.B, 29.49%, 9/22/23 .. 25 2
992466757.UG.FTS.B, 29.49%, 10/18/23 . 22 23
992418247.UG.FTS.B, 29.49%, 10/20/23 . 21 20
992427320.UG.FTS.B, 29.49%, 10/20/23 . 17 17
992627762.UG.FTS.B, 29.49%, 11/19/23 . 24 22
992384914.UG.FTS.B, 28.98%, 11/20/23 . 24 2
992385650.UG.FTS.B, 29.49%, 11/20/23 . 18 17
992071864.UG.FTS.B, 29.49%, 11/23/23 . 18 17
992423538.UG.FTS.B, 28.98%, 1/18/24 .. 29 26
992362572.UG.FTS.B, 27.99%, 1/20/24 .. 23 21
991876422.UG.FTS.B, 28.48%, 2/04/24 .. 1 1
991911959.UG.FTS.B, 29.49%, 2/22/24 .. 1 –
991916239.UG.FTS.B, Zero Cpn, 2/24/24 . 275 19
991959581.UG.FTS.B, Zero Cpn, 2/24/24 . 721 50
992101420.UG.FTS.B, Zero Cpn, 2/24/24 . 78 5
991852151.UG.FTS.B, 22.47%, 2/24/24 .. 10 10
991866170.UG.FTS.B, 28.48%, 2/24/24 .. 250 253
992101724.UG.FTS.B, 28.48%, 2/24/24 .. 325 330
992102544.UG.FTS.B, 28.48%, 2/24/24 .. 29 29
991956731.UG.FTS.B, 29.48%, 2/24/24 .. 216 219
991848028.UG.FTS.B, 29.49%, 2/24/24 .. 66 68
991886867.UG.FTS.B, 29.49%, 2/24/24 .. 202 208
991933021.UG.FTS.B, 29.49%, 2/24/24 .. 174 179
991950424.UG.FTS.B, 29.49%, 2/24/24 .. 33 34
991976510.UG.FTS.B, 29.49%, 2/24/24 .. 50 52
992077761.UG.FTS.B, 29.49%, 2/24/24 .. 41 41
992102579.UG.FTS.B, Zero Cpn, 2/25/24 . 91 6
991866886.UG.FTS.B, 18.47%, 2/25/24 .. 360 365
991999276.UG.FTS.B, 18.71%, 2/25/24 .. 71 71
992031845.UG.FTS.B, 21.48%, 2/25/24 .. 283 284
991866922.UG.FTS.B, 23.45%, 2/25/24 .. 96 14
992073765.UG.FTS.B, 28.48%, 2/25/24 .. 24 4
991878918.UG.FTS.B, 29.49%, 2/25/24 .. 97 15
991888975.UG.FTS.B, 29.49%, 2/25/24 .. 10 10
991905614.UG.FTS.B, 29.49%, 2/25/24 .. 45 46
991930962.UG.FTS.B, 29.49%, 2/25/24 .. 190 194
991954495.UG.FTS.B, 29.49%, 2/25/24 .. 262 269
991959713.UG.FTS.B, 29.49%, 2/25/24 .. 183 186
991981134.UG.FTS.B, 29.49%, 2/25/24 .. 64 66
992017871.UG.FTS.B, 29.49%, 2/25/24 .. 77 13
992033544.UG.FTS.B, 29.49%, 2/25/24 .. 53 55
992075988.UG.FTS.B, 29.49%, 2/25/24 .. 106 108
992102898.UG.FTS.B, 29.49%, 2/25/24 .. 21 21
991898242.UG.FTS.B, 18.47%, 2/26/24 .. 259 261
992015394.UG.FTS.B, 19.99%, 2/26/24 .. 3 –
991876803.UG.FTS.B, 22.47%, 2/26/24 .. 20 20
991875647.UG.FTS.B, 28.48%, 2/26/24 .. 82 84
991905180.UG.FTS.B, 28.48%, 2/26/24 .. 508 522
991889815.UG.FTS.B, 29.49%, 2/26/24 .. 152 154
991895548.UG.FTS.B, 29.49%, 2/26/24 .. 57 5
991913945.UG.FTS.B, 29.49%, 2/26/24 .. 31 31
991926271.UG.FTS.B, 29.49%, 2/26/24 .. 57 58
991945566.UG.FTS.B, 29.49%, 2/26/24 .. 179 185
992099968.UG.FTS.B, 29.49%, 2/26/24 .. 47 48
992103144.UG.FTS.B, 29.49%, 2/26/24 .. 119 121
991884866.UG.FTS.B, 28.48%, 2/28/24 .. 98 99
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991929191.UG.FTS.B, 16.49%, 3/03/24 .. $ 53 $ 53
991974320.UG.FTS.B, 15.47%, 3/04/24 .. 54 55
992120686.UG.FTS.B, 17.47%, 3/04/24 .. 82 82
992143275.UG.FTS.B, 17.49%, 3/04/24 .. 88 88
991980485.UG.FTS.B, 15.47%, 3/07/24 .. 66 66
992130218.UG.FTS.B, 14%, 3/09/24 ..... 53 53
991988243.UG.FTS.B, 19.99%, 3/09/24 .. 24 24
992015582.UG.FTS.B, 25.45%, 3/09/24 .. 50 50
991947784.UG.FTS.B, 28.48%, 3/09/24 .. 204 (4)
991971995.UG.FTS.B, 28.48%, 3/09/24 .. 43 43
992025146.UG.FTS.B, 28.48%, 3/09/24 .. 115 116
991958748.UG.FTS.B, 29.48%, 3/09/24 .. 83 85
991981257.UG.FTS.B, 29.48%, 3/09/24 .. 261 264
992023316.UG.FTS.B, 29.48%, 3/09/24 .. 345 352
991948104.UG.FTS.B, 29.49%, 3/09/24 .. 93 6
991949509.UG.FTS.B, 29.49%, 3/09/24 .. 337 19
991952909.UG.FTS.B, 29.49%, 3/09/24 .. 8 8
991954992.UG.FTS.B, 29.49%, 3/09/24 .. 293 291
991956849.UG.FTS.B, 29.49%, 3/09/24 .. 527 33
991959995.UG.FTS.B, 29.49%, 3/09/24 .. 164 165
991970332.UG.FTS.B, 29.49%, 3/09/24 .. 46 3
991981108.UG.FTS.B, 29.49%, 3/09/24 .. 61 62
991992833.UG.FTS.B, 29.49%, 3/09/24 .. 108 (2)
992001036.UG.FTS.B, 29.49%, 3/09/24 .. 133 136
992050277.UG.FTS.B, 29.49%, 3/09/24 .. 56 57
992162012.UG.FTS.B, 29.49%, 3/09/24 .. 53 53
992201836.UG.FTS.B, 29.49%, 3/09/24 .. 95 96
992227421.UG.FTS.B, 29.49%, 3/09/24 .. 501 506
992227559.UG.FTS.B, 29.49%, 3/09/24 .. 243 245
992054339.UG.FTS.B, 15.47%, 3/10/24 .. 128 129
992054320.UG.FTS.B, 17.49%, 3/10/24 .. 154 153
991997335.UG.FTS.B, 28.48%, 3/10/24 .. 86 87
991973313.UG.FTS.B, 29.48%, 3/10/24 .. 252 254
991992482.UG.FTS.B, 29.48%, 3/10/24 .. 153 156
992107287.UG.FTS.B, 29.48%, 3/10/24 .. 12 12
992223848.UG.FTS.B, 29.48%, 3/10/24 .. 99 100
991972731.UG.FTS.B, 29.49%, 3/10/24 .. 130 129
991998219.UG.FTS.B, 29.49%, 3/10/24 .. 83 83
992028625.UG.FTS.B, 29.49%, 3/10/24 .. 237 (11)
992065171.UG.FTS.B, 29.49%, 3/10/24 .. 202 204
992082006.UG.FTS.B, 29.49%, 3/10/24 .. 18 18
992122760.UG.FTS.B, 29.49%, 3/10/24 .. 344 348
992161920.UG.FTS.B, 29.49%, 3/10/24 .. 83 84
992221871.UG.FTS.B, 29.49%, 3/10/24 .. 47 4
992224418.UG.FTS.B, 29.49%, 3/10/24 .. 75 76
992227731.UG.FTS.B, 29.49%, 3/10/24 .. 310 314
991980673.UG.FTS.B, Zero Cpn, 3/11/24 . 196 14
992003524.UG.FTS.B, Zero Cpn, 3/11/24 . 470 33
992009208.UG.FTS.B, Zero Cpn, 3/11/24 . 1,404 98
992046363.UG.FTS.B, Zero Cpn, 3/11/24 . 506 35
992058939.UG.FTS.B, Zero Cpn, 3/11/24 . 125 9
992123247.UG.FTS.B, Zero Cpn, 3/11/24 . 571 40
992119104.UG.FTS.B, 19.99%, 3/11/24 .. 199 203
992186911.UG.FTS.B, 19.99%, 3/11/24 .. 308 311
992208649.UG.FTS.B, 19.99%, 3/11/24 .. 152 154
991980660.UG.FTS.B, 26.44%, 3/11/24 .. 105 106
992219283.UG.FTS.B, 27.95%, 3/11/24 .. 261 37
991969535.UG.FTS.B, 27.99%, 3/11/24 .. 161 162

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992025302.UG.FTS.B, 28.48%, 3/11/24 .. $ 121 $ 123
992057368.UG.FTS.B, 28.48%, 3/11/24 .. 738 746
992074328.UG.FTS.B, 28.48%, 3/11/24 .. 301 305
992081909.UG.FTS.B, 28.48%, 3/11/24 .. 41 14
992108714.UG.FTS.B, 28.48%, 3/11/24 .. 12 12
992122493.UG.FTS.B, 28.48%, 3/11/24 .. 200 203
992156171.UG.FTS.B, 28.48%, 3/11/24 .. 42 43
992184956.UG.FTS.B, 28.48%, 3/11/24 .. 1,133 1,141
992201771.UG.FTS.B, 28.48%, 3/11/24 .. 75 75
992222674.UG.FTS.B, 28.48%, 3/11/24 .. 7 7
992001356.UG.FTS.B, 29.45%, 3/11/24 .. 389 55
991967970.UG.FTS.B, 29.47%, 3/11/24 .. 27 27
991976338.UG.FTS.B, 29.47%, 3/11/24 .. 300 304
992092631.UG.FTS.B, 29.47%, 3/11/24 .. 224 228
991989904.UG.FTS.B, 29.48%, 3/11/24 .. 303 309
992003825.UG.FTS.B, 29.48%, 3/11/24 .. 90 92
992078333.UG.FTS.B, 29.48%, 3/11/24 .. 74 75
992081960.UG.FTS.B, 29.48%, 3/11/24 .. 64 65
992090036.UG.FTS.B, 29.48%, 3/11/24 .. 56 57
992126882.UG.FTS.B, 29.48%, 3/11/24 .. 88 90
992190424.UG.FTS.B, 29.48%, 3/11/24 .. 73 74
992219602.UG.FTS.B, 29.48%, 3/11/24 .. 4 4
991963105.UG.FTS.B, 29.49%, 3/11/24 .. 208 208
991966512.UG.FTS.B, 29.49%, 3/11/24 .. 136 139
991967449.UG.FTS.B, 29.49%, 3/11/24 .. 1 1
991967978.UG.FTS.B, 29.49%, 3/11/24 .. 167 168
991968169.UG.FTS.B, 29.49%, 3/11/24 .. 11 11
991969299.UG.FTS.B, 29.49%, 3/11/24 .. 8 8
991970831.UG.FTS.B, 29.49%, 3/11/24 .. 62 63
991971719.UG.FTS.B, 29.49%, 3/11/24 .. 16 16
991971759.UG.FTS.B, 29.49%, 3/11/24 .. 37 37
991973597.UG.FTS.B, 29.49%, 3/11/24 .. 115 118
991975594.UG.FTS.B, 29.49%, 3/11/24 .. 16 16
991978339.UG.FTS.B, 29.49%, 3/11/24 .. 28 2
991981361.UG.FTS.B, 29.49%, 3/11/24 .. 75 77
991981798.UG.FTS.B, 29.49%, 3/11/24 .. 215 220
991981843.UG.FTS.B, 29.49%, 3/11/24 .. 106 108
991982907.UG.FTS.B, 29.49%, 3/11/24 .. 91 5
991984128.UG.FTS.B, 29.49%, 3/11/24 .. 187 13
991988472.UG.FTS.B, 29.49%, 3/11/24 .. 32 33
991991666.UG.FTS.B, 29.49%, 3/11/24 .. 654 644
991991892.UG.FTS.B, 29.49%, 3/11/24 .. 7 4
991992026.UG.FTS.B, 29.49%, 3/11/24 .. 50 50
991996702.UG.FTS.B, 29.49%, 3/11/24 .. 30 30
992000404.UG.FTS.B, 29.49%, 3/11/24 .. 50 51
992001112.UG.FTS.B, 29.49%, 3/11/24 ... 34 33
992004460.UG.FTS.B, 29.49%, 3/11/24 .. 59 4
992006161.UG.FTS.B, 29.49%, 3/11/24 .. 75 77
992013145.UG.FTS.B, 29.49%, 3/11/24 .. 88 88
992017553.UG.FTS.B, 29.49%, 3/11/24 .. 173 174
992017646.UG.FTS.B, 29.49%, 3/11/24 .. 71 72
992021215.UG.FTS.B, 29.49%, 3/11/24 .. 1 1
992024260.UG.FTS.B, 29.49%, 3/11/24 .. 175 178
992026353.UG.FTS.B, 29.49%, 3/11/24 .. – –
992027759.UG.FTS.B, 29.49%, 3/11/24 .. – –
992028242.UG.FTS.B, 29.49%, 3/11/24 .. 5 5
992029501.UG.FTS.B, 29.49%, 3/11/24 .. 41 42
992030279.UG.FTS.B, 29.49%, 3/11/24 .. 33 33
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992033526.UG.FTS.B, 29.49%, 3/11/24 .. $ 49 $ 50
992036879.UG.FTS.B, 29.49%, 3/11/24 .. 40 41
992038432.UG.FTS.B, 29.49%, 3/11/24 .. 157 23
992038753.UG.FTS.B, 29.49%, 3/11/24 .. 108 109
992040681.UG.FTS.B, 29.49%, 3/11/24 .. 59 60
992041084.UG.FTS.B, 29.49%, 3/11/24 .. 19 19
992043326.UG.FTS.B, 29.49%, 3/11/24 .. 48 48
992048623.UG.FTS.B, 29.49%, 3/11/24 .. 102 16
992052684.UG.FTS.B, 29.49%, 3/11/24 .. 117 116
992061984.UG.FTS.B, 29.49%, 3/11/24 .. 38 39
992062881.UG.FTS.B, 29.49%, 3/11/24 .. 255 260
992063046.UG.FTS.B, 29.49%, 3/11/24 .. 79 79
992064330.UG.FTS.B, 29.49%, 3/11/24 .. 2 2
992065487.UG.FTS.B, 29.49%, 3/11/24 .. 51 52
992070602.UG.FTS.B, 29.49%, 3/11/24 .. 10 10
992075123.UG.FTS.B, 29.49%, 3/11/24 .. 227 232
992080367.UG.FTS.B, 29.49%, 3/11/24 .. 49 49
992082784.UG.FTS.B, 29.49%, 3/11/24 .. 110 113
992082907.UG.FTS.B, 29.49%, 3/11/24 .. 85 87
992085348.UG.FTS.B, 29.49%, 3/11/24 .. 180 10
992088919.UG.FTS.B, 29.49%, 3/11/24 .. 45 46
992091878.UG.FTS.B, 29.49%, 3/11/24 .. 447 457
992091949.UG.FTS.B, 29.49%, 3/11/24 .. 500 508
992100022.UG.FTS.B, 29.49%, 3/11/24 .. 7 7
992108065.UG.FTS.B, 29.49%, 3/11/24 .. 36 1
992110531.UG.FTS.B, 29.49%, 3/11/24 .. 17 17
992115212.UG.FTS.B, 29.49%, 3/11/24 .. 43 44
992118667.UG.FTS.B, 29.49%, 3/11/24 .. 89 30
992119262.UG.FTS.B, 29.49%, 3/11/24 .. 259 265
992123631.UG.FTS.B, 29.49%, 3/11/24 .. 113 114
992123633.UG.FTS.B, 29.49%, 3/11/24 .. 178 182
992131003.UG.FTS.B, 29.49%, 3/11/24 .. 59 60
992131523.UG.FTS.B, 29.49%, 3/11/24 .. 46 47
992139676.UG.FTS.B, 29.49%, 3/11/24 .. 21 21
992145666.UG.FTS.B, 29.49%, 3/11/24 .. 11 11
992149062.UG.FTS.B, 29.49%, 3/11/24 .. 73 74
992149476.UG.FTS.B, 29.49%, 3/11/24 .. 57 57
992149734.UG.FTS.B, 29.49%, 3/11/24 .. – –
992153056.UG.FTS.B, 29.49%, 3/11/24 .. 49 (2)
992155445.UG.FTS.B, 29.49%, 3/11/24 .. 51 45
992156484.UG.FTS.B, 29.49%, 3/11/24 .. 349 28
992165322.UG.FTS.B, 29.49%, 3/11/24 .. 22 22
992169000.UG.FTS.B, 29.49%, 3/11/24 .. 379 27
992174667.UG.FTS.B, 29.49%, 3/11/24 .. 18 18
992177545.UG.FTS.B, 29.49%, 3/11/24 .. 87 89
992193276.UG.FTS.B, 29.49%, 3/11/24 .. 93 93
992219945.UG.FTS.B, 29.49%, 3/11/24 .. 179 (7)
992219983.UG.FTS.B, 29.49%, 3/11/24 .. 221 224
992233205.UG.FTS.B, 29.49%, 3/11/24 .. 14 14
992236288.UG.FTS.B, 29.49%, 3/11/24 .. 45 46
992248438.UG.FTS.B, 29.49%, 3/11/24 .. 44 44
992248545.UG.FTS.B, 29.49%, 3/11/24 .. 220 222
991976016.UG.FTS.B, Zero Cpn, 3/12/24 . 150 10
991993294.UG.FTS.B, Zero Cpn, 3/12/24 . 60 4
992057625.UG.FTS.B, Zero Cpn, 3/12/24 . 1,320 94
992231708.UG.FTS.B, Zero Cpn, 3/12/24 . 84 6
991979939.UG.FTS.B, 19.99%, 3/12/24 .. 218 34
992099670.UG.FTS.B, 19.99%, 3/12/24 .. 149 151

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991992429.UG.FTS.B, 25.44%, 3/12/24 .. $ 295 $ 294
992006543.UG.FTS.B, 25.44%, 3/12/24 .. 95 96
991991960.UG.FTS.B, 25.45%, 3/12/24 .. 101 100
992020392.UG.FTS.B, 26.44%, 3/12/24 .. 187 187
992058481.UG.FTS.B, 26.44%, 3/12/24 .. 106 106
992147248.UG.FTS.B, 26.44%, 3/12/24 .. 79 79
992236108.UG.FTS.B, 27.95%, 3/12/24 .. 260 263
992211131.UG.FTS.B, 27.99%, 3/12/24 .. 97 98
991980426.UG.FTS.B, 28.48%, 3/12/24 .. 40 14
991980478.UG.FTS.B, 28.48%, 3/12/24 .. 190 193
991981861.UG.FTS.B, 28.48%, 3/12/24 .. 131 134
991993059.UG.FTS.B, 28.48%, 3/12/24 .. 173 175
991994714.UG.FTS.B, 28.48%, 3/12/24 .. 168 172
991995099.UG.FTS.B, 28.48%, 3/12/24 .. 449 458
992016115.UG.FTS.B, 28.48%, 3/12/24 .. 91 93
992019599.UG.FTS.B, 28.48%, 3/12/24 .. 76 78
992041058.UG.FTS.B, 28.48%, 3/12/24 .. 131 133
992064423.UG.FTS.B, 28.48%, 3/12/24 .. 96 97
992080168.UG.FTS.B, 28.48%, 3/12/24 .. 56 57
992089711.UG.FTS.B, 28.48%, 3/12/24 .. 156 158
992108074.UG.FTS.B, 28.48%, 3/12/24 .. 258 261
992128465.UG.FTS.B, 28.48%, 3/12/24 .. 54 55
992140378.UG.FTS.B, 28.48%, 3/12/24 .. 660 671
992227904.UG.FTS.B, 28.48%, 3/12/24 .. 112 113
992245487.UG.FTS.B, 28.48%, 3/12/24 .. 53 54
991992389.UG.FTS.B, 29.46%, 3/12/24 .. 284 20
991977637.UG.FTS.B, 29.47%, 3/12/24 .. 84 84
991994314.UG.FTS.B, 29.47%, 3/12/24 .. 135 138
991994604.UG.FTS.B, 29.47%, 3/12/24 .. 235 240
992104564.UG.FTS.B, 29.47%, 3/12/24 .. 313 315
991979541.UG.FTS.B, 29.48%, 3/12/24 .. 18 2
991985582.UG.FTS.B, 29.48%, 3/12/24 .. 31 31
991990427.UG.FTS.B, 29.48%, 3/12/24 .. 317 324
991991716.UG.FTS.B, 29.48%, 3/12/24 .. 507 515
991993848.UG.FTS.B, 29.48%, 3/12/24 .. 904 921
991994388.UG.FTS.B, 29.48%, 3/12/24 .. 201 202
991996938.UG.FTS.B, 29.48%, 3/12/24 .. 83 85
992007739.UG.FTS.B, 29.48%, 3/12/24 .. 89 13
992033875.UG.FTS.B, 29.48%, 3/12/24 .. 193 197
992036981.UG.FTS.B, 29.48%, 3/12/24 .. 19 19
992048219.UG.FTS.B, 29.48%, 3/12/24 .. 254 (11)
992091748.UG.FTS.B, 29.48%, 3/12/24 .. 134 137
992092709.UG.FTS.B, 29.48%, 3/12/24 .. 448 457
992116109.UG.FTS.B, 29.48%, 3/12/24 .. 106 107
992155636.UG.FTS.B, 29.48%, 3/12/24 .. 105 107
992159021.UG.FTS.B, 29.48%, 3/12/24 .. 222 227
992186587.UG.FTS.B, 29.48%, 3/12/24 .. 121 123
991979632.UG.FTS.B, 29.49%, 3/12/24 .. 40 6
991980627.UG.FTS.B, 29.49%, 3/12/24 .. 121 121
991983851.UG.FTS.B, 29.49%, 3/12/24 .. 66 67
991985169.UG.FTS.B, 29.49%, 3/12/24 .. 45 46
991987390.UG.FTS.B, 29.49%, 3/12/24 .. 314 320
991987451.UG.FTS.B, 29.49%, 3/12/24 .. 64 65
991988530.UG.FTS.B, 29.49%, 3/12/24 .. 96 98
991989211.UG.FTS.B, 29.49%, 3/12/24 .. 27 27
991989660.UG.FTS.B, 29.49%, 3/12/24 .. 61 63
991990176.UG.FTS.B, 29.49%, 3/12/24 .. 272 (12)
991990964.UG.FTS.B, 29.49%, 3/12/24 .. 143 143
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991991285.UG.FTS.B, 29.49%, 3/12/24 .. $ 49 $ 50
991991358.UG.FTS.B, 29.49%, 3/12/24 .. 99 100
991991867.UG.FTS.B, 29.49%, 3/12/24 .. 422 143
991992934.UG.FTS.B, 29.49%, 3/12/24 .. 43 44
991993792.UG.FTS.B, 29.49%, 3/12/24 .. 136 138
991996593.UG.FTS.B, 29.49%, 3/12/24 .. 92 92
991998323.UG.FTS.B, 29.49%, 3/12/24 .. 60 62
991998381.UG.FTS.B, 29.49%, 3/12/24 .. 398 137
991999068.UG.FTS.B, 29.49%, 3/12/24 .. 93 95
991999303.UG.FTS.B, 29.49%, 3/12/24 .. 43 44
991999409.UG.FTS.B, 29.49%, 3/12/24 .. 42 43
992004438.UG.FTS.B, 29.49%, 3/12/24 .. 113 114
992005501.UG.FTS.B, 29.49%, 3/12/24 .. 127 130
992009155.UG.FTS.B, 29.49%, 3/12/24 .. 29 29
992009843.UG.FTS.B, 29.49%, 3/12/24 .. 24 1
992010776.UG.FTS.B, 29.49%, 3/12/24 .. 63 64
992014057.UG.FTS.B, 29.49%, 3/12/24 .. 71 (5)
992015322.UG.FTS.B, 29.49%, 3/12/24 .. – –
992016479.UG.FTS.B, 29.49%, 3/12/24 .. 38 39
992019910.UG.FTS.B, 29.49%, 3/12/24 .. – –
992020735.UG.FTS.B, 29.49%, 3/12/24 .. 44 45
992021468.UG.FTS.B, 29.49%, 3/12/24 .. 148 149
992024943.UG.FTS.B, 29.49%, 3/12/24 .. 27 24
992025911.UG.FTS.B, 29.49%, 3/12/24 .. 177 179
992029135.UG.FTS.B, 29.49%, 3/12/24 .. 42 42
992033278.UG.FTS.B, 29.49%, 3/12/24 .. 1,007 1,025
992037572.UG.FTS.B, 29.49%, 3/12/24 .. 358 366
992039465.UG.FTS.B, 29.49%, 3/12/24 .. 45 46
992046325.UG.FTS.B, 29.49%, 3/12/24 .. 72 25
992046656.UG.FTS.B, 29.49%, 3/12/24 .. 29 29
992056072.UG.FTS.B, 29.49%, 3/12/24 .. 95 96
992067880.UG.FTS.B, 29.49%, 3/12/24 .. 146 149
992069103.UG.FTS.B, 29.49%, 3/12/24 .. 61 18
992069159.UG.FTS.B, 29.49%, 3/12/24 .. 33 34
992071436.UG.FTS.B, 29.49%, 3/12/24 .. 64 65
992072777.UG.FTS.B, 29.49%, 3/12/24 .. 81 23
992075247.UG.FTS.B, 29.49%, 3/12/24 .. 108 111
992128285.UG.FTS.B, 29.49%, 3/12/24 .. 43 44
992134548.UG.FTS.B, 29.49%, 3/12/24 .. 45 45
992136216.UG.FTS.B, 29.49%, 3/12/24 .. 52 53
992137680.UG.FTS.B, 29.49%, 3/12/24 .. 65 66
992146740.UG.FTS.B, 29.49%, 3/12/24 .. 3 3
992150155.UG.FTS.B, 29.49%, 3/12/24 .. – –
992150344.UG.FTS.B, 29.49%, 3/12/24 .. 42 43
992152914.UG.FTS.B, 29.49%, 3/12/24 .. 63 64
992158034.UG.FTS.B, 29.49%, 3/12/24 .. 114 115
992159913.UG.FTS.B, 29.49%, 3/12/24 .. 88 89
992164429.UG.FTS.B, 29.49%, 3/12/24 .. 44 45
992173972.UG.FTS.B, 29.49%, 3/12/24 .. 88 88
992198780.UG.FTS.B, 29.49%, 3/12/24 .. 38 38
992208931.UG.FTS.B, 29.49%, 3/12/24 .. 65 66
992218476.UG.FTS.B, 29.49%, 3/12/24 .. 113 8
992231303.UG.FTS.B, 29.49%, 3/12/24 .. 51 15
992233767.UG.FTS.B, 29.49%, 3/12/24 .. 30 30
992238974.UG.FTS.B, 29.49%, 3/12/24 .. 65 66
992242905.UG.FTS.B, 29.49%, 3/12/24 .. 41 42
992248637.UG.FTS.B, 29.49%, 3/12/24 .. 109 16
992251449.UG.FTS.B, 29.49%, 3/12/24 .. 53 54

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992256192.UG.FTS.B, 29.49%, 3/12/24 .. $ 122 $ 9
992257356.UG.FTS.B, 19.99%, 3/13/24 .. 24 24
992238746.UG.FTS.B, 27.99%, 3/13/24 .. 110 111
992222620.UG.FTS.B, 29.48%, 3/13/24 .. 33 33
992244001.UG.FTS.B, 29.48%, 3/13/24 .. 125 127
992221497.UG.FTS.B, 29.49%, 3/13/24 .. 62 62
992225158.UG.FTS.B, 29.49%, 3/13/24 .. 14 14
992236245.UG.FTS.B, 29.49%, 3/13/24 .. 72 73
992248601.UG.FTS.B, 29.49%, 3/13/24 .. 70 10
992229986.UG.FTS.B, 28.48%, 3/14/24 .. 170 172
992226697.UG.FTS.B, 29.48%, 3/14/24 .. 98 101
992256645.UG.FTS.B, 29.48%, 3/14/24 .. 102 103
992227885.UG.FTS.B, 29.49%, 3/14/24 .. 36 36
992229543.UG.FTS.B, 29.49%, 3/14/24 .. 106 108
992232418.UG.FTS.B, 29.49%, 3/14/24 .. 26 26
992231888.UG.FTS.B, 20.47%, 3/15/24 .. 14 14
992257016.UG.FTS.B, 21.48%, 3/15/24 .. 127 127
992257213.UG.FTS.B, 22.47%, 3/15/24 .. 107 106
992235610.UG.FTS.B, 28.48%, 3/15/24 .. 44 45
992248857.UG.FTS.B, 28.48%, 3/15/24 .. 46 47
992244370.UG.FTS.B, 29.46%, 3/15/24 .. 22 3
992228817.UG.FTS.B, 29.49%, 3/15/24 .. 570 41
992229492.UG.FTS.B, 29.49%, 3/15/24 .. 43 43
992237964.UG.FTS.B, 29.49%, 3/15/24 .. 311 315
992241471.UG.FTS.B, 29.49%, 3/15/24 .. 55 19
992256440.UG.FTS.B, 29.49%, 3/15/24 .. 97 32
992257450.UG.FTS.B, 29.49%, 3/15/24 .. 115 117
992046727.UG.FTS.B, 17.71%, 3/18/24 .. 541 546
992073948.UG.FTS.B, 26.44%, 3/21/24 .. 398 401
992071429.UG.FTS.B, 26.49%, 3/21/24 .. 12 12
992154424.UG.FTS.B, 27.99%, 3/21/24 .. 39 40
992062232.UG.FTS.B, 29.48%, 3/21/24 .. 78 13
992080667.UG.FTS.B, 29.48%, 3/21/24 .. 53 54
992100121.UG.FTS.B, 29.48%, 3/21/24 .. 23 23
992228997.UG.FTS.B, 29.48%, 3/21/24 .. 110 112
992058652.UG.FTS.B, 29.49%, 3/21/24 .. 69 70
992059391.UG.FTS.B, 29.49%, 3/21/24 .. 139 142
992059518.UG.FTS.B, 29.49%, 3/21/24 .. 120 123
992061481.UG.FTS.B, 29.49%, 3/21/24 .. 119 9
992063981.UG.FTS.B, 29.49%, 3/21/24 .. 94 94
992064804.UG.FTS.B, 29.49%, 3/21/24 .. 20 20
992069331.UG.FTS.B, 29.49%, 3/21/24 .. 48 50
992075877.UG.FTS.B, 29.49%, 3/21/24 .. 33 33
992080861.UG.FTS.B, 29.49%, 3/21/24 .. 317 326
992106222.UG.FTS.B, 29.49%, 3/21/24 .. 43 44
992123946.UG.FTS.B, 29.49%, 3/21/24 .. 110 113
992164644.UG.FTS.B, 29.49%, 3/21/24 .. 136 139
992178504.UG.FTS.B, 29.49%, 3/21/24 .. 64 66
992196449.UG.FTS.B, 29.49%, 3/21/24 .. 120 123
992264002.UG.FTS.B, 29.49%, 3/21/24 .. 51 52
992291699.UG.FTS.B, 29.49%, 3/21/24 .. 63 63
992337443.UG.FTS.B, 29.49%, 3/21/24 .. 37 37
992337929.UG.FTS.B, 29.49%, 3/21/24 .. 50 51
992088590.UG.FTS.B, 20.48%, 3/22/24 .. 191 191
992081106.UG.FTS.B, 28.48%, 3/22/24 .. 46 46
992289485.UG.FTS.B, 29.47%, 3/22/24 .. 48 49
992171922.UG.FTS.B, 29.48%, 3/22/24 .. 113 116
992069928.UG.FTS.B, 29.49%, 3/22/24 .. 21 21
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992070230.UG.FTS.B, 29.49%, 3/22/24 .. $ 241 $ 246
992070887.UG.FTS.B, 29.49%, 3/22/24 .. 59 5
992072385.UG.FTS.B, 29.49%, 3/22/24 .. 5 4
992075057.UG.FTS.B, 29.49%, 3/22/24 .. 212 215
992076874.UG.FTS.B, 29.49%, 3/22/24 .. 152 156
992088821.UG.FTS.B, 29.49%, 3/22/24 .. 38 39
992222932.UG.FTS.B, 29.49%, 3/22/24 .. 71 72
992333164.UG.FTS.B, 29.49%, 3/22/24 .. – –
992075603.UG.FTS.B, Zero Cpn, 3/23/24 . 328 23
992184082.UG.FTS.B, Zero Cpn, 3/23/24 . 53 4
992348190.UG.FTS.B, Zero Cpn, 3/23/24 . 119 8
992081564.UG.FTS.B, 17.49%, 3/23/24 .. 87 87
992080099.UG.FTS.B, 17.71%, 3/23/24 .. 275 277
992086082.UG.FTS.B, 18.96%, 3/23/24 .. 638 644
992090289.UG.FTS.B, 19.47%, 3/23/24 .. – –
992075141.UG.FTS.B, 19.99%, 3/23/24 .. 35 36
992096028.UG.FTS.B, 19.99%, 3/23/24 .. 253 259
992139604.UG.FTS.B, 19.99%, 3/23/24 .. 157 160
992238542.UG.FTS.B, 19.99%, 3/23/24 .. 635 651
992295280.UG.FTS.B, 19.99%, 3/23/24 .. 67 68
992083040.UG.FTS.B, 21.47%, 3/23/24 .. 90 90
992217305.UG.FTS.B, 21.47%, 3/23/24 .. 163 164
992108038.UG.FTS.B, 22.45%, 3/23/24 .. 65 66
992087993.UG.FTS.B, 22.47%, 3/23/24 .. 604 609
992102137.UG.FTS.B, 22.47%, 3/23/24 .. 252 252
992229367.UG.FTS.B, 24.45%, 3/23/24 .. 65 66
992082470.UG.FTS.B, 25.44%, 3/23/24 .. 382 384
992177179.UG.FTS.B, 25.44%, 3/23/24 .. 217 219
992110891.UG.FTS.B, 27.99%, 3/23/24 .. 254 258
992075192.UG.FTS.B, 28.48%, 3/23/24 .. 28 28
992075903.UG.FTS.B, 28.48%, 3/23/24 .. 191 192
992077309.UG.FTS.B, 28.48%, 3/23/24 .. 73 74
992078472.UG.FTS.B, 28.48%, 3/23/24 .. 37 38
992080231.UG.FTS.B, 28.48%, 3/23/24 .. 44 45
992081851.UG.FTS.B, 28.48%, 3/23/24 .. 12 13
992088139.UG.FTS.B, 28.48%, 3/23/24 .. 29 29
992089378.UG.FTS.B, 28.48%, 3/23/24 .. 68 68
992099572.UG.FTS.B, 28.48%, 3/23/24 .. 19 19
992115966.UG.FTS.B, 28.48%, 3/23/24 .. 45 47
992135303.UG.FTS.B, 28.48%, 3/23/24 .. 6 6
992143519.UG.FTS.B, 28.48%, 3/23/24 .. 27 27
992144038.UG.FTS.B, 28.48%, 3/23/24 .. 41 42
992157605.UG.FTS.B, 28.48%, 3/23/24 .. 40 41
992166058.UG.FTS.B, 28.48%, 3/23/24 .. 346 (3)
992178330.UG.FTS.B, 28.48%, 3/23/24 .. 54 55
992182026.UG.FTS.B, 28.48%, 3/23/24 .. 158 161
992192250.UG.FTS.B, 28.48%, 3/23/24 .. 21 21
992199643.UG.FTS.B, 28.48%, 3/23/24 .. 46 7
992238981.UG.FTS.B, 28.48%, 3/23/24 .. 111 114
992253596.UG.FTS.B, 28.48%, 3/23/24 .. 74 6
992125045.UG.FTS.B, 29.46%, 3/23/24 .. 332 340
992144623.UG.FTS.B, 29.46%, 3/23/24 .. 210 216
992322378.UG.FTS.B, 29.46%, 3/23/24 .. 138 141
992079043.UG.FTS.B, 29.47%, 3/23/24 .. 385 (12)
992084847.UG.FTS.B, 29.47%, 3/23/24 .. 105 107
992093193.UG.FTS.B, 29.47%, 3/23/24 .. 676 694
992137517.UG.FTS.B, 29.47%, 3/23/24 .. 51 52
992162173.UG.FTS.B, 29.47%, 3/23/24 .. 37 6

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992180325.UG.FTS.B, 29.47%, 3/23/24 .. $ 57 $ 59
992075860.UG.FTS.B, 29.48%, 3/23/24 .. 362 364
992093771.UG.FTS.B, 29.48%, 3/23/24 .. 372 380
992106250.UG.FTS.B, 29.48%, 3/23/24 .. 105 108
992114239.UG.FTS.B, 29.48%, 3/23/24 .. 32 28
992115794.UG.FTS.B, 29.48%, 3/23/24 .. 59 60
992117051.UG.FTS.B, 29.48%, 3/23/24 .. 125 127
992128724.UG.FTS.B, 29.48%, 3/23/24 .. 163 167
992142473.UG.FTS.B, 29.48%, 3/23/24 .. 291 294
992172882.UG.FTS.B, 29.48%, 3/23/24 .. 99 101
992188566.UG.FTS.B, 29.48%, 3/23/24 .. 138 142
992197970.UG.FTS.B, 29.48%, 3/23/24 .. 67 68
992206246.UG.FTS.B, 29.48%, 3/23/24 .. 2 2
992302396.UG.FTS.B, 29.48%, 3/23/24 .. 200 201
992313618.UG.FTS.B, 29.48%, 3/23/24 .. 130 132
992075137.UG.FTS.B, 29.49%, 3/23/24 .. 209 214
992075533.UG.FTS.B, 29.49%, 3/23/24 .. 622 638
992076746.UG.FTS.B, 29.49%, 3/23/24 .. 84 86
992077968.UG.FTS.B, 29.49%, 3/23/24 .. 46 46
992078043.UG.FTS.B, 29.49%, 3/23/24 .. 300 305
992078339.UG.FTS.B, 29.49%, 3/23/24 .. 462 475
992078829.UG.FTS.B, 29.49%, 3/23/24 .. 170 (9)
992079538.UG.FTS.B, 29.49%, 3/23/24 .. 46 47
992079879.UG.FTS.B, 29.49%, 3/23/24 .. 40 41
992082794.UG.FTS.B, 29.49%, 3/23/24 .. 819 839
992082825.UG.FTS.B, 29.49%, 3/23/24 .. 83 84
992084523.UG.FTS.B, 29.49%, 3/23/24 .. 73 75
992084647.UG.FTS.B, 29.49%, 3/23/24 .. 32 33
992088897.UG.FTS.B, 29.49%, 3/23/24 .. 41 42
992094074.UG.FTS.B, 29.49%, 3/23/24 .. 59 59
992094081.UG.FTS.B, 29.49%, 3/23/24 .. 12 12
992095814.UG.FTS.B, 29.49%, 3/23/24 .. 97 100
992098225.UG.FTS.B, 29.49%, 3/23/24 .. 7 7
992104096.UG.FTS.B, 29.49%, 3/23/24 .. 182 186
992104975.UG.FTS.B, 29.49%, 3/23/24 .. 6 6
992107438.UG.FTS.B, 29.49%, 3/23/24 .. 54 54
992112456.UG.FTS.B, 29.49%, 3/23/24 .. 477 487
992114286.UG.FTS.B, 29.49%, 3/23/24 .. 40 41
992122922.UG.FTS.B, 29.49%, 3/23/24 .. 90 92
992124298.UG.FTS.B, 29.49%, 3/23/24 .. 14 14
992125397.UG.FTS.B, 29.49%, 3/23/24 .. 75 76
992126923.UG.FTS.B, 29.49%, 3/23/24 .. 18 18
992127351.UG.FTS.B, 29.49%, 3/23/24 .. 71 71
992132221.UG.FTS.B, 29.49%, 3/23/24 .. 87 89
992135554.UG.FTS.B, 29.49%, 3/23/24 .. 21 21
992135817.UG.FTS.B, 29.49%, 3/23/24 .. 150 153
992137062.UG.FTS.B, 29.49%, 3/23/24 .. 41 (1)
992139152.UG.FTS.B, 29.49%, 3/23/24 .. 58 60
992143856.UG.FTS.B, 29.49%, 3/23/24 .. 62 63
992143882.UG.FTS.B, 29.49%, 3/23/24 .. 66 67
992143988.UG.FTS.B, 29.49%, 3/23/24 .. 34 35
992147205.UG.FTS.B, 29.49%, 3/23/24 .. 64 66
992151275.UG.FTS.B, 29.49%, 3/23/24 .. 41 42
992153258.UG.FTS.B, 29.49%, 3/23/24 .. 77 7
992154936.UG.FTS.B, 29.49%, 3/23/24 .. 5 5
992157117.UG.FTS.B, 29.49%, 3/23/24 .. 76 78
992160174.UG.FTS.B, 29.49%, 3/23/24 .. 41 41
992160977.UG.FTS.B, 29.49%, 3/23/24 .. 193 196
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992160990.UG.FTS.B, 29.49%, 3/23/24 .. $ 40 $ 41
992162403.UG.FTS.B, 29.49%, 3/23/24 .. 86 88
992166916.UG.FTS.B, 29.49%, 3/23/24 .. 1,348 102
992169160.UG.FTS.B, 29.49%, 3/23/24 .. 101 103
992171230.UG.FTS.B, 29.49%, 3/23/24 .. 89 92
992174580.UG.FTS.B, 29.49%, 3/23/24 .. 98 7
992176662.UG.FTS.B, 29.49%, 3/23/24 .. 133 137
992181280.UG.FTS.B, 29.49%, 3/23/24 .. 101 (5)
992186235.UG.FTS.B, 29.49%, 3/23/24 .. 63 64
992188685.UG.FTS.B, 29.49%, 3/23/24 .. 70 72
992193320.UG.FTS.B, 29.49%, 3/23/24 .. 18 18
992195932.UG.FTS.B, 29.49%, 3/23/24 .. 28 29
992201306.UG.FTS.B, 29.49%, 3/23/24 .. 132 9
992205420.UG.FTS.B, 29.49%, 3/23/24 .. 97 7
992209755.UG.FTS.B, 29.49%, 3/23/24 .. 65 1
992217269.UG.FTS.B, 29.49%, 3/23/24 .. 308 (11)
992261037.UG.FTS.B, 29.49%, 3/23/24 .. 150 154
992264714.UG.FTS.B, 29.49%, 3/23/24 .. 19 19
992266562.UG.FTS.B, 29.49%, 3/23/24 .. 84 85
992270720.UG.FTS.B, 29.49%, 3/23/24 .. 45 46
992274808.UG.FTS.B, 29.49%, 3/23/24 .. 55 56
992275022.UG.FTS.B, 29.49%, 3/23/24 .. 47 48
992275545.UG.FTS.B, 29.49%, 3/23/24 .. 18 18
992278366.UG.FTS.B, 29.49%, 3/23/24 .. 53 55
992279441.UG.FTS.B, 29.49%, 3/23/24 .. 82 6
992300980.UG.FTS.B, 29.49%, 3/23/24 .. 31 31
992306475.UG.FTS.B, 29.49%, 3/23/24 .. 40 41
992322518.UG.FTS.B, 29.49%, 3/23/24 .. 67 (2)
992322922.UG.FTS.B, 29.49%, 3/23/24 .. 47 48
992325632.UG.FTS.B, 29.49%, 3/23/24 .. 4 –
992332422.UG.FTS.B, 29.49%, 3/23/24 .. 83 85
992337743.UG.FTS.B, 29.49%, 3/23/24 .. 101 102
992346864.UG.FTS.B, 29.49%, 3/23/24 .. 309 315
992347139.UG.FTS.B, 29.49%, 3/23/24 .. 486 495
992260894.UG.FTS.B, 15.47%, 3/24/24 .. 20 20
992348038.UG.FTS.B, 29.49%, 3/24/24 .. 171 174
992233199.UG.FTS.B, 15.49%, 3/30/24 .. 256 259
992237108.UG.FTS.B, 15.49%, 3/30/24 .. 34 34
992334506.UG.FTS.B, 17.49%, 3/30/24 .. 53 54
992191348.UG.FTS.B, 19.96%, 3/30/24 .. 200 202
992160172.UG.FTS.B, 16.49%, 4/01/24 .. 121 122
992164011.UG.FTS.B, 16.49%, 4/01/24 .. 47 48
992414439.UG.FTS.B, 17.49%, 4/01/24 .. 1,760 146
992220561.UG.FTS.B, 18.71%, 4/01/24 .. 84 86
992169084.UG.FTS.B, 19.3%, 4/01/24 ... 93 94
992202635.UG.FTS.B, 20.96%, 4/01/24 .. 106 108
992173268.UG.FTS.B, 21.48%, 4/01/24 .. 140 142
992175960.UG.FTS.B, 21.48%, 4/01/24 .. 282 285
992233910.UG.FTS.B, 21.48%, 4/01/24 .. 29 3
992270716.UG.FTS.B, Zero Cpn, 4/02/24 . 51 4
992196430.UG.FTS.B, 16.49%, 4/02/24 .. 28 28
992256633.UG.FTS.B, 16.49%, 4/02/24 .. 124 125
992218531.UG.FTS.B, 17.49%, 4/02/24 .. 926 940
992254008.UG.FTS.B, 17.49%, 4/02/24 .. 149 152
992255292.UG.FTS.B, 17.49%, 4/02/24 .. 21 21
992185159.UG.FTS.B, 17.71%, 4/02/24 .. 176 177
992197461.UG.FTS.B, 18.47%, 4/02/24 .. 116 118
992200403.UG.FTS.B, 18.47%, 4/02/24 .. 496 503

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992198075.UG.FTS.B, 18.71%, 4/02/24 .. $ 93 $ 94
992172774.UG.FTS.B, 19.96%, 4/02/24 .. 8 8
992191634.UG.FTS.B, 20.47%, 4/02/24 .. 20 20
992176203.UG.FTS.B, 21.48%, 4/02/24 .. 475 482
992311725.UG.FTS.B, 17.47%, 4/03/24 .. 47 47
992214077.UG.FTS.B, 17.49%, 4/03/24 .. 208 208
992199899.UG.FTS.B, 19.3%, 4/03/24 ... 351 352
992223237.UG.FTS.B, 19.3%, 4/03/24 ... 118 118
992231175.UG.FTS.B, 20.47%, 4/03/24 .. 595 596
992220214.UG.FTS.B, 21.47%, 4/03/24 .. 324 323
992198038.UG.FTS.B, 21.48%, 4/03/24 .. 64 64
992188122.UG.FTS.B, 23.45%, 4/03/24 .. 262 262
992232580.UG.FTS.B, 15%, 4/04/24 ..... 20 20
992354230.UG.FTS.B, 16.49%, 4/04/24 .. 66 66
992229115.UG.FTS.B, 17.49%, 4/04/24 .. 146 145
992199364.UG.FTS.B, 18.47%, 4/04/24 .. 426 428
992203524.UG.FTS.B, 18.47%, 4/04/24 .. 47 47
992214349.UG.FTS.B, 19.3%, 4/04/24 ... 70 70
992198683.UG.FTS.B, 20.96%, 4/04/24 .. 46 46
992264265.UG.FTS.B, 15.47%, 4/05/24 .. 332 46
992224386.UG.FTS.B, 19.3%, 4/05/24 ... 205 205
992231024.UG.FTS.B, 19.3%, 4/05/24 ... 35 35
992205235.UG.FTS.B, 20.47%, 4/05/24 .. 8 8
992203477.UG.FTS.B, 25.45%, 4/05/24 .. 389 157
992205418.UG.FTS.B, 26.44%, 4/05/24 .. 51 51
992214868.UG.FTS.B, 26.44%, 4/05/24 .. 408 407
992273098.UG.FTS.B, 15%, 4/06/24 ..... 57 57
992223672.UG.FTS.B, 15.47%, 4/06/24 .. 133 133
992271907.UG.FTS.B, 16.49%, 4/06/24 .. 47 47
992224003.UG.FTS.B, 17.47%, 4/06/24 .. 556 559
992275288.UG.FTS.B, 17.49%, 4/06/24 .. 278 277
992243829.UG.FTS.B, 15%, 4/08/24 ..... 190 15
992238414.UG.FTS.B, 15.49%, 4/08/24 .. 993 1,000
992365635.UG.FTS.B, 15.49%, 4/08/24 .. 132 132
992307654.UG.FTS.B, 16.49%, 4/08/24 .. 240 239
992319179.UG.FTS.B, 16.49%, 4/08/24 .. 408 410
992345372.UG.FTS.B, 16.49%, 4/08/24 .. 1 1
992259612.UG.FTS.B, 17.49%, 4/08/24 .. 81 6
992401186.UG.FTS.B, 14.47%, 4/09/24 .. 39 39
992309664.UG.FTS.B, 15.47%, 4/09/24 .. 83 84
992280719.UG.FTS.B, 17.49%, 4/09/24 .. 68 69
992338360.UG.FTS.B, 17.49%, 4/09/24 .. 39 39
992269238.UG.FTS.B, 17.71%, 4/09/24 .. 44 44
992282763.UG.FTS.B, Zero Cpn, 4/10/24 . 38 3
992259589.UG.FTS.B, 16.49%, 4/10/24 .. 89 90
992319824.UG.FTS.B, 17.49%, 4/10/24 .. 43 44
992337201.UG.FTS.B, 17.49%, 4/10/24 .. 12 11
992350594.UG.FTS.B, 17.49%, 4/10/24 .. 92 93
992294222.UG.FTS.B, 16.49%, 4/12/24 .. 918 926
992265584.UG.FTS.B, 17.49%, 4/12/24 .. 74 74
992304659.UG.FTS.B, 18.71%, 4/12/24 .. 8 8
992296299.UG.FTS.B, 21.48%, 4/12/24 .. 136 137
992287467.UG.FTS.B, Zero Cpn, 4/13/24 . 348 24
992355685.UG.FTS.B, Zero Cpn, 4/13/24 . 35 3
992324871.UG.FTS.B, 17.49%, 4/13/24 .. 73 72
992273786.UG.FTS.B, 18.71%, 4/13/24 .. 110 109
992295392.UG.FTS.B, 18.71%, 4/13/24 .. 82 83
992296278.UG.FTS.B, 18.71%, 4/13/24 .. 347 347
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992291144.UG.FTS.B, 19.96%, 4/13/24 .. $ 276 $ 278
992408155.UG.FTS.B, 19.96%, 4/13/24 .. 26 26
992416542.UG.FTS.B, 19.96%, 4/13/24 .. 46 46
992438647.UG.FTS.B, 19.96%, 4/13/24 .. 91 90
992281614.UG.FTS.B, 20.47%, 4/13/24 .. 472 475
992282729.UG.FTS.B, 20.47%, 4/13/24 .. 1,611 506
992280296.UG.FTS.B, 20.96%, 4/13/24 .. 73 74
992288043.UG.FTS.B, 21.48%, 4/13/24 .. 121 120
992293786.UG.FTS.B, 21.48%, 4/13/24 .. 122 123
992370426.UG.FTS.B, 21.48%, 4/13/24 .. 24 24
992319188.UG.FTS.B, 22.45%, 4/13/24 .. 140 141
992285505.UG.FTS.B, 26.44%, 4/13/24 .. 229 228
992290354.UG.FTS.B, 14%, 4/14/24 ..... 265 81
992290716.UG.FTS.B, 14.48%, 4/14/24 .. 311 314
992290505.UG.FTS.B, 16.49%, 4/14/24 .. 65 65
992292653.UG.FTS.B, 16.49%, 4/14/24 .. 1,001 77
992293830.UG.FTS.B, 16.49%, 4/14/24 .. 231 233
992288452.UG.FTS.B, 19.3%, 4/14/24 ... – –
992295741.UG.FTS.B, 19.96%, 4/14/24 .. 108 108
992285635.UG.FTS.B, 20.47%, 4/14/24 .. 187 188
992314331.UG.FTS.B, 20.47%, 4/14/24 .. 100 101
992295775.UG.FTS.B, 20.96%, 4/14/24 .. 66 66
992306624.UG.FTS.B, 23.45%, 4/14/24 .. 181 182
992309647.UG.FTS.B, 25.45%, 4/14/24 .. 69 69
992297304.UG.FTS.B, 28.48%, 4/14/24 .. 18 18
992288979.UG.FTS.B, 29.49%, 4/14/24 .. 582 590
992348358.UG.FTS.B, 16.49%, 4/15/24 .. 1,443 92
992311352.UG.FTS.B, 17.49%, 4/15/24 .. 55 56
992497171.UG.FTS.B, 17.49%, 4/15/24 .. 75 75
992571822.UG.FTS.B, 17.49%, 4/15/24 .. 16 16
992294831.UG.FTS.B, 17.71%, 4/15/24 .. 341 344
992299108.UG.FTS.B, 18.47%, 4/15/24 .. 365 1
992298014.UG.FTS.B, 19.96%, 4/15/24 .. – –
992298332.UG.FTS.B, 19.99%, 4/15/24 .. 373 375
992305270.UG.FTS.B, 23.45%, 4/15/24 .. 123 124
992296550.UG.FTS.B, 28.48%, 4/15/24 .. 176 180
992299907.UG.FTS.B, 28.48%, 4/15/24 .. 183 186
992298353.UG.FTS.B, 29.48%, 4/15/24 .. 648 658
992296348.UG.FTS.B, 29.49%, 4/15/24 .. 40 3
992298570.UG.FTS.B, 29.49%, 4/15/24 .. 68 69
992301040.UG.FTS.B, 29.49%, 4/15/24 .. 45 (1)
992305685.UG.FTS.B, 29.49%, 4/15/24 .. 112 112
992306433.UG.FTS.B, Zero Cpn, 4/16/24 . 308 22
992307115.UG.FTS.B, Zero Cpn, 4/16/24 . 72 5
992425133.UG.FTS.B, 17.47%, 4/16/24 .. 625 191
992307140.UG.FTS.B, 21.48%, 4/16/24 .. 374 376
992307314.UG.FTS.B, 25.45%, 4/16/24 .. 618 613
992306818.UG.FTS.B, 28.48%, 4/16/24 .. 45 46
992307966.UG.FTS.B, 28.48%, 4/16/24 .. 81 83
992308729.UG.FTS.B, 28.48%, 4/16/24 .. 15 15
992309855.UG.FTS.B, 29.47%, 4/16/24 .. 75 76
992304577.UG.FTS.B, 29.48%, 4/16/24 .. 112 114
992304827.UG.FTS.B, 29.49%, 4/16/24 .. 98 101
992305369.UG.FTS.B, 29.49%, 4/16/24 .. 67 68
992306092.UG.FTS.B, 29.49%, 4/16/24 .. 164 168
992306896.UG.FTS.B, 29.49%, 4/16/24 .. 62 61
992307114.UG.FTS.B, 29.49%, 4/16/24 .. 146 148
992307961.UG.FTS.B, 29.49%, 4/16/24 .. 208 214

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992308240.UG.FTS.B, 29.49%, 4/16/24 .. $ 133 $ 133
992308347.UG.FTS.B, 29.49%, 4/16/24 .. 566 580
992308596.UG.FTS.B, 29.49%, 4/16/24 .. 185 61
992308875.UG.FTS.B, 29.49%, 4/16/24 .. 59 61
992308975.UG.FTS.B, 29.49%, 4/16/24 .. 55 56
992309433.UG.FTS.B, 29.49%, 4/16/24 .. 430 438
992309470.UG.FTS.B, 29.49%, 4/16/24 .. 38 13
992382966.UG.FTS.B, 16.49%, 4/17/24 .. 30 30
992377455.UG.FTS.B, 17.47%, 4/17/24 .. 49 50
992330165.UG.FTS.B, 17.71%, 4/17/24 .. 130 131
992560425.UG.FTS.B, 17.71%, 4/17/24 .. 295 295
992430585.UG.FTS.B, 17.49%, 4/18/24 .. 7 7
992325509.UG.FTS.B, 17.71%, 4/18/24 .. 112 112
992416946.UG.FTS.B, 26.44%, 4/18/24 .. 237 238
992446560.UG.FTS.B, 29.48%, 4/18/24 .. 99 100
992383594.UG.FTS.B, 29.49%, 4/18/24 .. 59 48
992387026.UG.FTS.B, 29.49%, 4/18/24 .. 27 28
992463214.UG.FTS.B, Zero Cpn, 4/19/24 . 73 5
992445261.UG.FTS.B, 14.48%, 4/19/24 .. 221 222
992368975.UG.FTS.B, 17.49%, 4/19/24 .. 462 467
992415751.UG.FTS.B, 17.49%, 4/19/24 .. 393 397
992454726.UG.FTS.B, 17.49%, 4/19/24 .. 922 931
992570603.UG.FTS.B, 21.48%, 4/19/24 .. 3 3
992336475.UG.FTS.B, 28.48%, 4/19/24 .. 45 46
992355303.UG.FTS.B, 28.48%, 4/19/24 .. 383 393
992397817.UG.FTS.B, 28.48%, 4/19/24 .. 99 101
992404979.UG.FTS.B, 28.48%, 4/19/24 .. 397 405
992345657.UG.FTS.B, 29.49%, 4/19/24 .. 20 20
992363936.UG.FTS.B, 29.49%, 4/19/24 .. 81 81
992384552.UG.FTS.B, 29.49%, 4/19/24 .. 404 410
992395307.UG.FTS.B, 29.49%, 4/19/24 .. 26 26
992491125.UG.FTS.B, 29.49%, 4/19/24 .. 21 21
992510143.UG.FTS.B, 29.49%, 4/19/24 .. 99 100
992574074.UG.FTS.B, 29.49%, 4/19/24 .. 81 81
992612415.UG.FTS.B, 29.49%, 4/19/24 .. 102 103
992357683.UG.FTS.B, Zero Cpn, 4/20/24 . 70 5
992371414.UG.FTS.B, Zero Cpn, 4/20/24 . 42 3
992479525.UG.FTS.B, Zero Cpn, 4/20/24 . 396 28
992599263.UG.FTS.B, Zero Cpn, 4/20/24 . 37 2
992345757.UG.FTS.B, 19.99%, 4/20/24 .. 24 24
992392448.UG.FTS.B, 26.44%, 4/20/24 .. 1,128 1,129
992338915.UG.FTS.B, 28.48%, 4/20/24 .. 57 59
992405045.UG.FTS.B, 28.48%, 4/20/24 .. 71 72
992418355.UG.FTS.B, 28.48%, 4/20/24 .. 267 18
992442265.UG.FTS.B, 28.48%, 4/20/24 .. 90 91
992451594.UG.FTS.B, 28.48%, 4/20/24 .. 13 14
992575704.UG.FTS.B, 28.48%, 4/20/24 .. 82 84
992628071.UG.FTS.B, 28.48%, 4/20/24 .. 45 45
992340126.UG.FTS.B, 29.45%, 4/20/24 .. 157 158
992436051.UG.FTS.B, 29.46%, 4/20/24 .. 241 247
992341787.UG.FTS.B, 29.48%, 4/20/24 .. 89 16
992344302.UG.FTS.B, 29.48%, 4/20/24 .. 433 444
992355773.UG.FTS.B, 29.48%, 4/20/24 .. 139 143
992361225.UG.FTS.B, 29.48%, 4/20/24 .. 52 53
992362358.UG.FTS.B, 29.48%, 4/20/24 .. 52 54
992382847.UG.FTS.B, 29.48%, 4/20/24 .. 93 94
992539324.UG.FTS.B, 29.48%, 4/20/24 .. 34 35
992340315.UG.FTS.B, 29.49%, 4/20/24 .. 268 268
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992340795.UG.FTS.B, 29.49%, 4/20/24 .. $ 140 $ 143
992343678.UG.FTS.B, 29.49%, 4/20/24 .. 113 117
992346213.UG.FTS.B, 29.49%, 4/20/24 .. 173 (6)
992347613.UG.FTS.B, 29.49%, 4/20/24 .. 361 368
992349101.UG.FTS.B, 29.49%, 4/20/24 .. 44 39
992352296.UG.FTS.B, 29.49%, 4/20/24 .. 114 114
992352916.UG.FTS.B, 29.49%, 4/20/24 .. 20 21
992353094.UG.FTS.B, 29.49%, 4/20/24 .. 139 141
992354733.UG.FTS.B, 29.49%, 4/20/24 .. 94 96
992359352.UG.FTS.B, 29.49%, 4/20/24 .. 180 185
992364036.UG.FTS.B, 29.49%, 4/20/24 .. 52 53
992364087.UG.FTS.B, 29.49%, 4/20/24 .. 51 52
992369622.UG.FTS.B, 29.49%, 4/20/24 .. 690 707
992377143.UG.FTS.B, 29.49%, 4/20/24 .. 19 19
992387043.UG.FTS.B, 29.49%, 4/20/24 .. 27 27
992388667.UG.FTS.B, 29.49%, 4/20/24 .. 55 56
992394679.UG.FTS.B, 29.49%, 4/20/24 .. 96 96
992401273.UG.FTS.B, 29.49%, 4/20/24 .. 99 102
992402629.UG.FTS.B, 29.49%, 4/20/24 .. 474 37
992402850.UG.FTS.B, 29.49%, 4/20/24 .. 32 32
992405803.UG.FTS.B, 29.49%, 4/20/24 .. 159 159
992407280.UG.FTS.B, 29.49%, 4/20/24 .. 89 14
992410379.UG.FTS.B, 29.49%, 4/20/24 .. 54 55
992414337.UG.FTS.B, 29.49%, 4/20/24 .. 123 127
992415082.UG.FTS.B, 29.49%, 4/20/24 .. 148 152
992422684.UG.FTS.B, 29.49%, 4/20/24 .. 163 167
992438671.UG.FTS.B, 29.49%, 4/20/24 .. 52 52
992442696.UG.FTS.B, 29.49%, 4/20/24 .. 147 151
992445119.UG.FTS.B, 29.49%, 4/20/24 .. 245 251
992446873.UG.FTS.B, 29.49%, 4/20/24 .. 17 17
992447012.UG.FTS.B, 29.49%, 4/20/24 .. 76 78
992448680.UG.FTS.B, 29.49%, 4/20/24 .. 19 19
992458939.UG.FTS.B, 29.49%, 4/20/24 .. 177 181
992462050.UG.FTS.B, 29.49%, 4/20/24 .. 133 (7)
992469033.UG.FTS.B, 29.49%, 4/20/24 .. 37 38
992470838.UG.FTS.B, 29.49%, 4/20/24 .. 65 67
992471190.UG.FTS.B, 29.49%, 4/20/24 .. 440 448
992474001.UG.FTS.B, 29.49%, 4/20/24 .. 105 108
992476000.UG.FTS.B, 29.49%, 4/20/24 .. 11 11
992482557.UG.FTS.B, 29.49%, 4/20/24 .. 73 75
992484285.UG.FTS.B, 29.49%, 4/20/24 .. 343 352
992496648.UG.FTS.B, 29.49%, 4/20/24 .. 95 97
992504556.UG.FTS.B, 29.49%, 4/20/24 .. 222 33
992557990.UG.FTS.B, 29.49%, 4/20/24 .. 78 79
992560754.UG.FTS.B, 29.49%, 4/20/24 .. 111 113
992630723.UG.FTS.B, 29.49%, 4/20/24 .. 33 33
992384978.UG.FTS.B, 19.99%, 4/21/24 .. 268 270
992422470.UG.FTS.B, 19.99%, 4/21/24 .. 182 186
992424287.UG.FTS.B, 19.99%, 4/21/24 .. 50 51
992608130.UG.FTS.B, 19.99%, 4/21/24 .. 22 22
992358579.UG.FTS.B, 25.45%, 4/21/24 .. 75 75
992352071.UG.FTS.B, 28.48%, 4/21/24 .. 31 32
992356174.UG.FTS.B, 28.48%, 4/21/24 .. 82 84
992357677.UG.FTS.B, 28.48%, 4/21/24 .. 36 36
992360281.UG.FTS.B, 28.48%, 4/21/24 .. 55 57
992363659.UG.FTS.B, 28.48%, 4/21/24 .. 245 246
992375055.UG.FTS.B, 28.48%, 4/21/24 .. 53 53
992381859.UG.FTS.B, 28.48%, 4/21/24 .. 93 94

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992399854.UG.FTS.B, 28.48%, 4/21/24 .. $ 138 $ (4)
992422944.UG.FTS.B, 28.48%, 4/21/24 .. 70 72
992464830.UG.FTS.B, 28.48%, 4/21/24 .. – –
992608528.UG.FTS.B, 28.48%, 4/21/24 .. 242 246
992353731.UG.FTS.B, 29.47%, 4/21/24 .. 205 209
992563084.UG.FTS.B, 29.47%, 4/21/24 .. 141 144
992356491.UG.FTS.B, 29.48%, 4/21/24 .. 38 39
992419155.UG.FTS.B, 29.48%, 4/21/24 .. 267 274
992433132.UG.FTS.B, 29.48%, 4/21/24 .. 65 67
992349100.UG.FTS.B, 29.49%, 4/21/24 .. 49 50
992350028.UG.FTS.B, 29.49%, 4/21/24 .. 52 53
992351581.UG.FTS.B, 29.49%, 4/21/24 .. 307 316
992352252.UG.FTS.B, 29.49%, 4/21/24 .. 67 69
992352348.UG.FTS.B, 29.49%, 4/21/24 .. 155 159
992353505.UG.FTS.B, 29.49%, 4/21/24 .. 72 74
992361207.UG.FTS.B, 29.49%, 4/21/24 .. 40 41
992362442.UG.FTS.B, 29.49%, 4/21/24 .. 19 19
992363277.UG.FTS.B, 29.49%, 4/21/24 .. 75 76
992365004.UG.FTS.B, 29.49%, 4/21/24 .. 239 242
992365672.UG.FTS.B, 29.49%, 4/21/24 .. 130 132
992367756.UG.FTS.B, 29.49%, 4/21/24 .. – –
992372209.UG.FTS.B, 29.49%, 4/21/24 .. 12 12
992374354.UG.FTS.B, 29.49%, 4/21/24 .. 64 64
992376302.UG.FTS.B, 29.49%, 4/21/24 .. 80 82
992385221.UG.FTS.B, 29.49%, 4/21/24 .. 17 18
992387416.UG.FTS.B, 29.49%, 4/21/24 .. 120 123
992396499.UG.FTS.B, 29.49%, 4/21/24 .. 80 12
992401061.UG.FTS.B, 29.49%, 4/21/24 .. 52 53
992402548.UG.FTS.B, 29.49%, 4/21/24 .. 260 268
992424217.UG.FTS.B, 29.49%, 4/21/24 .. 109 9
992443789.UG.FTS.B, 29.49%, 4/21/24 .. 195 200
992456336.UG.FTS.B, 29.49%, 4/21/24 .. 425 433
992464499.UG.FTS.B, 29.49%, 4/21/24 .. 73 73
992468196.UG.FTS.B, 29.49%, 4/21/24 .. 71 11
992534666.UG.FTS.B, 29.49%, 4/21/24 .. 111 112
992545049.UG.FTS.B, 29.49%, 4/21/24 .. 1 1
992556319.UG.FTS.B, 29.49%, 4/21/24 .. 191 (4)
992636018.UG.FTS.B, 29.49%, 4/21/24 .. 106 108
992364286.UG.FTS.B, Zero Cpn, 4/22/24 . 181 12
992392229.UG.FTS.B, Zero Cpn, 4/22/24 . 54 4
992407396.UG.FTS.B, Zero Cpn, 4/22/24 . 125 9
992415247.UG.FTS.B, Zero Cpn, 4/22/24 . 489 34
992492786.UG.FTS.B, Zero Cpn, 4/22/24 . 69 5
992494360.UG.FTS.B, Zero Cpn, 4/22/24 . 85 6
992551472.UG.FTS.B, Zero Cpn, 4/22/24 . 708 49
992364692.UG.FTS.B, 19.99%, 4/22/24 .. 116 119
992369833.UG.FTS.B, 19.99%, 4/22/24 .. 235 242
992378557.UG.FTS.B, 19.99%, 4/22/24 .. 7 7
992429949.UG.FTS.B, 19.99%, 4/22/24 .. 59 59
992475665.UG.FTS.B, 19.99%, 4/22/24 .. 15 16
992492267.UG.FTS.B, 19.99%, 4/22/24 .. 35 36
992491442.UG.FTS.B, 27.99%, 4/22/24 .. 62 63
992360837.UG.FTS.B, 28.48%, 4/22/24 .. 3 3
992382499.UG.FTS.B, 28.48%, 4/22/24 .. 45 46
992385748.UG.FTS.B, 28.48%, 4/22/24 .. 49 51
992387804.UG.FTS.B, 28.48%, 4/22/24 .. 932 941
992412058.UG.FTS.B, 28.48%, 4/22/24 .. 77 79
992416907.UG.FTS.B, 28.48%, 4/22/24 .. 37 37
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992424568.UG.FTS.B, 28.48%, 4/22/24 .. $ 78 $ 80
992427668.UG.FTS.B, 28.48%, 4/22/24 .. 71 73
992431800.UG.FTS.B, 28.48%, 4/22/24 .. 64 66
992443403.UG.FTS.B, 28.48%, 4/22/24 .. 30 2
992448201.UG.FTS.B, 28.48%, 4/22/24 .. 141 143
992454165.UG.FTS.B, 28.48%, 4/22/24 .. 147 151
992455859.UG.FTS.B, 28.48%, 4/22/24 .. 97 100
992486047.UG.FTS.B, 28.48%, 4/22/24 .. 59 61
992505966.UG.FTS.B, 28.48%, 4/22/24 .. 198 202
992522882.UG.FTS.B, 28.48%, 4/22/24 .. 274 281
992534533.UG.FTS.B, 28.48%, 4/22/24 .. 20 1
992589496.UG.FTS.B, 28.48%, 4/22/24 .. 96 98
992602335.UG.FTS.B, 28.48%, 4/22/24 .. 67 68
992634019.UG.FTS.B, 28.48%, 4/22/24 .. 46 47
992573635.UG.FTS.B, 28.98%, 4/22/24 .. 81 83
992363947.UG.FTS.B, 29.46%, 4/22/24 .. 60 4
992380070.UG.FTS.B, 29.46%, 4/22/24 .. 336 26
992390743.UG.FTS.B, 29.46%, 4/22/24 .. 73 75
992399048.UG.FTS.B, 29.46%, 4/22/24 .. 274 282
992425682.UG.FTS.B, 29.46%, 4/22/24 .. 102 104
992388520.UG.FTS.B, 29.47%, 4/22/24 .. 94 97
992391512.UG.FTS.B, 29.47%, 4/22/24 .. 73 75
992392635.UG.FTS.B, 29.47%, 4/22/24 .. 103 106
992460810.UG.FTS.B, 29.47%, 4/22/24 .. 49 49
992479715.UG.FTS.B, 29.47%, 4/22/24 .. 54 56
992363029.UG.FTS.B, 29.48%, 4/22/24 .. 121 124
992364441.UG.FTS.B, 29.48%, 4/22/24 .. 43 45
992367217.UG.FTS.B, 29.48%, 4/22/24 .. 489 504
992368806.UG.FTS.B, 29.48%, 4/22/24 .. 496 511
992381017.UG.FTS.B, 29.48%, 4/22/24 .. 72 74
992406664.UG.FTS.B, 29.48%, 4/22/24 .. 263 270
992411120.UG.FTS.B, 29.48%, 4/22/24 .. – –
992442535.UG.FTS.B, 29.48%, 4/22/24 .. 327 336
992507470.UG.FTS.B, 29.48%, 4/22/24 .. 19 19
992512527.UG.FTS.B, 29.48%, 4/22/24 .. 5 5
992583462.UG.FTS.B, 29.48%, 4/22/24 .. 72 74
992617618.UG.FTS.B, 29.48%, 4/22/24 .. 34 34
992361368.UG.FTS.B, 29.49%, 4/22/24 .. 41 3
992362198.UG.FTS.B, 29.49%, 4/22/24 .. 161 165
992362761.UG.FTS.B, 29.49%, 4/22/24 .. 457 468
992362772.UG.FTS.B, 29.49%, 4/22/24 .. 26 26
992365735.UG.FTS.B, 29.49%, 4/22/24 .. 87 88
992365800.UG.FTS.B, 29.49%, 4/22/24 .. 188 193
992367525.UG.FTS.B, 29.49%, 4/22/24 .. 97 8
992367701.UG.FTS.B, 29.49%, 4/22/24 .. 112 115
992367708.UG.FTS.B, 29.49%, 4/22/24 .. 319 329
992368371.UG.FTS.B, 29.49%, 4/22/24 .. 257 261
992369039.UG.FTS.B, 29.49%, 4/22/24 .. 198 204
992372978.UG.FTS.B, 29.49%, 4/22/24 .. 138 139
992374502.UG.FTS.B, 29.49%, 4/22/24 .. 19 19
992375978.UG.FTS.B, 29.49%, 4/22/24 .. 88 91
992378163.UG.FTS.B, 29.49%, 4/22/24 .. 892 921
992379030.UG.FTS.B, 29.49%, 4/22/24 .. 56 58
992381453.UG.FTS.B, 29.49%, 4/22/24 .. 97 99
992384283.UG.FTS.B, 29.49%, 4/22/24 .. 95 98
992384291.UG.FTS.B, 29.49%, 4/22/24 .. 124 10
992392486.UG.FTS.B, 29.49%, 4/22/24 .. 52 53
992393895.UG.FTS.B, 29.49%, 4/22/24 .. 73 74

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992394285.UG.FTS.B, 29.49%, 4/22/24 .. $ 147 $ 151
992394919.UG.FTS.B, 29.49%, 4/22/24 .. 241 249
992395126.UG.FTS.B, 29.49%, 4/22/24 .. 49 50
992396949.UG.FTS.B, 29.49%, 4/22/24 .. 179 184
992397348.UG.FTS.B, 29.49%, 4/22/24 .. 473 39
992398795.UG.FTS.B, 29.49%, 4/22/24 .. 35 35
992399923.UG.FTS.B, 29.49%, 4/22/24 .. 63 65
992399976.UG.FTS.B, 29.49%, 4/22/24 .. 485 499
992400220.UG.FTS.B, 29.49%, 4/22/24 .. 145 12
992402175.UG.FTS.B, 29.49%, 4/22/24 .. 59 61
992402969.UG.FTS.B, 29.49%, 4/22/24 .. 70 (2)
992405962.UG.FTS.B, 29.49%, 4/22/24 .. 32 32
992407616.UG.FTS.B, 29.49%, 4/22/24 .. 95 98
992408959.UG.FTS.B, 29.49%, 4/22/24 .. 127 131
992409797.UG.FTS.B, 29.49%, 4/22/24 .. 31 31
992411219.UG.FTS.B, 29.49%, 4/22/24 .. 156 161
992413878.UG.FTS.B, 29.49%, 4/22/24 .. 419 (13)
992417840.UG.FTS.B, 29.49%, 4/22/24 .. 235 235
992418041.UG.FTS.B, 29.49%, 4/22/24 .. 140 10
992419162.UG.FTS.B, 29.49%, 4/22/24 .. 247 255
992419762.UG.FTS.B, 29.49%, 4/22/24 .. 57 59
992424876.UG.FTS.B, 29.49%, 4/22/24 .. 172 177
992428323.UG.FTS.B, 29.49%, 4/22/24 .. 76 77
992429421.UG.FTS.B, 29.49%, 4/22/24 .. 34 35
992438545.UG.FTS.B, 29.49%, 4/22/24 .. 107 6
992443674.UG.FTS.B, 29.49%, 4/22/24 .. 58 58
992452791.UG.FTS.B, 29.49%, 4/22/24 .. 252 254
992456204.UG.FTS.B, 29.49%, 4/22/24 .. 71 72
992456646.UG.FTS.B, 29.49%, 4/22/24 .. 115 118
992459640.UG.FTS.B, 29.49%, 4/22/24 .. 135 140
992466186.UG.FTS.B, 29.49%, 4/22/24 .. 64 65
992472499.UG.FTS.B, 29.49%, 4/22/24 .. 87 89
992475729.UG.FTS.B, 29.49%, 4/22/24 .. – –
992476533.UG.FTS.B, 29.49%, 4/22/24 .. 350 361
992480966.UG.FTS.B, 29.49%, 4/22/24 .. 94 97
992482688.UG.FTS.B, 29.49%, 4/22/24 .. 83 84
992482970.UG.FTS.B, 29.49%, 4/22/24 .. 66 66
992485368.UG.FTS.B, 29.49%, 4/22/24 .. 167 172
992493485.UG.FTS.B, 29.49%, 4/22/24 .. 64 65
992497391.UG.FTS.B, 29.49%, 4/22/24 .. 25 26
992498054.UG.FTS.B, 29.49%, 4/22/24 .. 91 92
992499024.UG.FTS.B, 29.49%, 4/22/24 .. 92 93
992511791.UG.FTS.B, 29.49%, 4/22/24 .. 76 78
992513901.UG.FTS.B, 29.49%, 4/22/24 .. 120 19
992513935.UG.FTS.B, 29.49%, 4/22/24 .. 77 6
992528399.UG.FTS.B, 29.49%, 4/22/24 .. 51 51
992531260.UG.FTS.B, 29.49%, 4/22/24 .. 251 255
992532101.UG.FTS.B, 29.49%, 4/22/24 .. 34 35
992536091.UG.FTS.B, 29.49%, 4/22/24 .. 798 812
992536205.UG.FTS.B, 29.49%, 4/22/24 .. 79 78
992536234.UG.FTS.B, 29.49%, 4/22/24 .. 391 390
992555450.UG.FTS.B, 29.49%, 4/22/24 .. 55 57
992561430.UG.FTS.B, 29.49%, 4/22/24 .. 7 7
992567677.UG.FTS.B, 29.49%, 4/22/24 .. 266 19
992569703.UG.FTS.B, 29.49%, 4/22/24 .. 254 261
992572323.UG.FTS.B, 29.49%, 4/22/24 .. 402 410
992576869.UG.FTS.B, 29.49%, 4/22/24 .. 482 490
992585426.UG.FTS.B, 29.49%, 4/22/24 .. 146 149
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992602886.UG.FTS.B, 29.49%, 4/22/24 .. $ 793 $ 806
992606898.UG.FTS.B, 29.49%, 4/22/24 .. 59 60
992625714.UG.FTS.B, 29.49%, 4/22/24 .. 23 23
992625838.UG.FTS.B, 29.49%, 4/22/24 .. 39 40
991988264.UG.FTS.B, 29.49%, 5/08/24 .. 150 133
992114050.UG.FTS.B, 29.49%, 5/20/24 .. 72 74
992078704.UG.FTS.B, 29.49%, 5/23/24 .. 49 41
991922885.UG.FTS.B, 29.49%, 5/25/24 .. 54 5
991953930.UG.FTS.B, 29.49%, 6/06/24 .. 53 45
992091528.UG.FTS.B, 29.46%, 6/08/24 .. 45 38
991994214.UG.FTS.B, 29.48%, 6/09/24 .. 499 427
992249113.UG.FTS.B, 29.49%, 6/11/24 .. 72 59
992371231.UG.FTS.B, 27.99%, 6/18/24 .. 47 39
992086135.UG.FTS.B, 28.48%, 6/20/24 .. 285 236
992103503.UG.FTS.B, 29.49%, 6/20/24 .. 263 225
992190869.UG.FTS.B, 29.49%, 6/20/24 .. 265 229
992211232.UG.FTS.B, 29.49%, 6/20/24 .. 64 10
992326535.UG.FTS.B, 29.49%, 6/20/24 .. 65 52
992319099.UG.FTS.B, 14.47%, 7/07/24 .. 634 83
992609319.UG.FTS.B, 29.49%, 7/17/24 .. 506 409
992552647.UG.FTS.B, 25.45%, 7/18/24 .. 84 68
992538707.UG.FTS.B, 29.48%, 7/20/24 .. 56 45
992167691.UG.FTS.B, 29.49%, 7/20/24 .. 107 92
992416487.UG.FTS.B, 29.49%, 7/20/24 .. 113 96
992494486.UG.FTS.B, 29.49%, 7/20/24 .. 57 49
992077860.UG.FTS.B, 29.49%, 7/23/24 .. 52 44
992287364.UG.FTS.B, 29.49%, 8/12/24 .. 485 402
992341019.UG.FTS.B, 29.49%, 8/17/24 .. 62 4
992203622.UG.FTS.B, 16.49%, 8/30/24 .. 255 200
991995732.UG.FTS.B, 29.49%, 9/08/24 .. 84 67
991988840.UG.FTS.B, 29.49%, 9/09/24 .. 144 118
992091504.UG.FTS.B, 29.49%, 9/09/24 .. 82 67
992619826.UG.FTS.B, 29.49%, 9/20/24 .. 221 (2)
992192015.UG.FTS.B, 23.45%, 9/30/24 .. 81 64
992146186.UG.FTS.B, 28.48%, 10/08/24 . 93 74
992367548.UG.FTS.B, 29.45%, 10/20/24 . 65 67
992093528.UG.FTS.B, 29.49%, 10/20/24 . 191 154
992109266.UG.FTS.B, 29.49%, 10/20/24 . 92 71
992074978.UG.FTS.B, 29.49%, 11/20/24 . 107 86
992383651.UG.FTS.B, 29.49%, 11/20/24 . 390 311
992411572.UG.FTS.B, 29.49%, 11/20/24 . 65 52
992287169.UG.FTS.B, 19.99%, 12/12/24 . 75 58
992350167.UG.FTS.B, 29.49%, 12/18/24 . 353 25
992424535.UG.FTS.B, 29.49%, 12/18/24 . 70 5
992491615.UG.FTS.B, 29.49%, 12/20/24 . 900 690
992616538.UG.FTS.B, 29.49%, 12/20/24 . 87 68
992198946.UG.FTS.B, 17.49%, 12/29/24 . 115 85
992179184.UG.FTS.B, 19.8%, 12/30/24 .. 72 54
992636987.UG.FTS.B, Zero Cpn, 1/20/25 . 726 50
992456807.UG.FTS.B, 29.49%, 1/20/25 .. 120 92
991980947.UG.FTS.B, 19.21%, 2/19/25 .. – –
991852042.UG.FTS.B, Zero Cpn, 2/23/25 . 212 15
991853154.UG.FTS.B, Zero Cpn, 2/23/25 . 158 11
992071158.UG.FTS.B, 18.97%, 2/23/25 .. 428 436
991848979.UG.FTS.B, 19.21%, 2/23/25 .. 44 44
991927049.UG.FTS.B, 19.21%, 2/23/25 .. 27 27
991951293.UG.FTS.B, 19.21%, 2/23/25 .. 1,106 1,126
992095856.UG.FTS.B, 19.21%, 2/23/25 .. 205 208

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991870310.UG.FTS.B, 19.99%, 2/23/25 .. $ 202 $ 203
991958243.UG.FTS.B, 19.99%, 2/23/25 .. 90 92
992085994.UG.FTS.B, 19.99%, 2/23/25 .. 8 8
992095669.UG.FTS.B, 19.99%, 2/23/25 .. 103 13
992099081.UG.FTS.B, 19.99%, 2/23/25 .. 886 925
991898820.UG.FTS.B, 20.46%, 2/23/25 .. 248 252
991857987.UG.FTS.B, 21.46%, 2/23/25 .. 212 218
991849042.UG.FTS.B, 21.97%, 2/23/25 .. 146 149
991857592.UG.FTS.B, 21.98%, 2/23/25 .. 990 1,011
991850940.UG.FTS.B, 22.97%, 2/23/25 .. 490 502
991850018.UG.FTS.B, 28.98%, 2/23/25 .. 187 196
991850458.UG.FTS.B, 28.98%, 2/23/25 .. 327 332
991855922.UG.FTS.B, 28.98%, 2/23/25 .. 459 482
991857540.UG.FTS.B, 28.98%, 2/23/25 .. 322 339
991862467.UG.FTS.B, 28.98%, 2/23/25 .. 174 183
991871191.UG.FTS.B, 28.98%, 2/23/25 .. 693 718
991883597.UG.FTS.B, 28.98%, 2/23/25 .. 303 308
991885208.UG.FTS.B, 28.98%, 2/23/25 .. 215 218
991942115.UG.FTS.B, 28.98%, 2/23/25 .. 134 135
991947006.UG.FTS.B, 28.98%, 2/23/25 .. 556 572
991949036.UG.FTS.B, 28.98%, 2/23/25 .. 78 82
991964351.UG.FTS.B, 28.98%, 2/23/25 .. 661 695
991979851.UG.FTS.B, 28.98%, 2/23/25 .. 351 366
992068595.UG.FTS.B, 28.98%, 2/23/25 .. 111 115
992080455.UG.FTS.B, 28.98%, 2/23/25 .. 176 183
992097053.UG.FTS.B, 28.98%, 2/23/25 .. 559 581
992101060.UG.FTS.B, 28.98%, 2/23/25 .. 19 19
991834666.UG.FTS.B, 29.48%, 2/23/25 .. 1,394 200
991846424.UG.FTS.B, 29.49%, 2/23/25 .. 199 15
991847993.UG.FTS.B, 29.49%, 2/23/25 .. 493 519
991851118.UG.FTS.B, 29.49%, 2/23/25 .. 204 216
991858389.UG.FTS.B, 29.49%, 2/23/25 .. 68 72
991859523.UG.FTS.B, 29.49%, 2/23/25 .. 10 10
991859751.UG.FTS.B, 29.49%, 2/23/25 .. 147 154
991877149.UG.FTS.B, 29.49%, 2/23/25 .. 1,889 1,993
991879861.UG.FTS.B, 29.49%, 2/23/25 .. 96 101
991889020.UG.FTS.B, 29.49%, 2/23/25 .. 126 25
991898313.UG.FTS.B, 29.49%, 2/23/25 .. 65 69
991916358.UG.FTS.B, 29.49%, 2/23/25 .. 100 7
991933958.UG.FTS.B, 29.49%, 2/23/25 .. 29 30
991942743.UG.FTS.B, 29.49%, 2/23/25 .. 214 217
991955703.UG.FTS.B, 29.49%, 2/23/25 .. 1,435 209
991973632.UG.FTS.B, 29.49%, 2/23/25 .. 425 34
991990365.UG.FTS.B, 29.49%, 2/23/25 .. 95 98
992009378.UG.FTS.B, 29.49%, 2/23/25 .. 155 108
992042688.UG.FTS.B, 29.49%, 2/23/25 .. 6 6
992055313.UG.FTS.B, 29.49%, 2/23/25 .. 169 176
992100429.UG.FTS.B, 29.49%, 2/23/25 .. 275 275
992101807.UG.FTS.B, 29.49%, 2/23/25 .. 957 1,004
992102941.UG.FTS.B, 29.49%, 2/23/25 .. 2,359 2,463
992103021.UG.FTS.B, 29.49%, 2/23/25 .. 679 710
992095407.UG.FTS.B, Zero Cpn, 2/24/25 . 114 8
992100568.UG.FTS.B, Zero Cpn, 2/24/25 . 78 5
992095631.UG.FTS.B, 15%, 2/24/25 ..... 101 102
992098930.UG.FTS.B, 18.97%, 2/24/25 .. 993 1,012
991875724.UG.FTS.B, 19.21%, 2/24/25 .. 50 50
992041969.UG.FTS.B, 19.21%, 2/24/25 .. 10 10
991858814.UG.FTS.B, 19.99%, 2/24/25 .. 337 335
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991918770.UG.FTS.B, 19.99%, 2/24/25 .. $ 674 $ 711
992022838.UG.FTS.B, 19.99%, 2/24/25 .. 144 145
991917948.UG.FTS.B, 20.46%, 2/24/25 .. 893 911
991861717.UG.FTS.B, 21.46%, 2/24/25 .. 563 578
992094122.UG.FTS.B, 21.98%, 2/24/25 .. 166 13
991859983.UG.FTS.B, 28.98%, 2/24/25 .. 257 20
991881531.UG.FTS.B, 28.98%, 2/24/25 .. 145 152
991892823.UG.FTS.B, 28.98%, 2/24/25 .. 22 22
991950991.UG.FTS.B, 28.98%, 2/24/25 .. 257 270
992070983.UG.FTS.B, 28.98%, 2/24/25 .. 335 349
992095946.UG.FTS.B, 28.98%, 2/24/25 .. – –
991855828.UG.FTS.B, 29.49%, 2/24/25 .. 33 (1)
991856323.UG.FTS.B, 29.49%, 2/24/25 .. 829 852
991857305.UG.FTS.B, 29.49%, 2/24/25 .. 183 187
991857701.UG.FTS.B, 29.49%, 2/24/25 .. 510 539
991864922.UG.FTS.B, 29.49%, 2/24/25 .. 57 60
991865031.UG.FTS.B, 29.49%, 2/24/25 .. 554 436
991889019.UG.FTS.B, 29.49%, 2/24/25 .. 308 324
991940825.UG.FTS.B, 29.49%, 2/24/25 .. 17 17
991962356.UG.FTS.B, 29.49%, 2/24/25 .. 148 11
991996253.UG.FTS.B, 29.49%, 2/24/25 .. 303 316
992017493.UG.FTS.B, 29.49%, 2/24/25 .. 161 168
992051195.UG.FTS.B, 29.49%, 2/24/25 .. 99 104
992062277.UG.FTS.B, 29.49%, 2/24/25 .. 4 4
992088592.UG.FTS.B, 29.49%, 2/24/25 .. 29 2
992099175.UG.FTS.B, 29.49%, 2/24/25 .. 223 227
992103466.UG.FTS.B, 29.49%, 2/24/25 .. 288 299
992102508.UG.FTS.B, 19.21%, 2/25/25 .. 440 449
991934046.UG.FTS.B, 19.8%, 2/25/25 ... 1,439 1,466
992085534.UG.FTS.B, 19.8%, 2/25/25 ... 157 159
992101988.UG.FTS.B, 19.8%, 2/25/25 ... 1,250 1,273
992062353.UG.FTS.B, 20.46%, 2/25/25 .. 71 72
991868821.UG.FTS.B, 28.98%, 2/25/25 .. 745 776
991885747.UG.FTS.B, 28.98%, 2/25/25 .. 459 484
991910181.UG.FTS.B, 28.98%, 2/25/25 .. 3,750 287
991918949.UG.FTS.B, 28.98%, 2/25/25 .. 286 295
992022832.UG.FTS.B, 28.98%, 2/25/25 .. – –
991884399.UG.FTS.B, 29.49%, 2/25/25 .. 109 112
991930137.UG.FTS.B, 29.49%, 2/25/25 .. 163 168
992007774.UG.FTS.B, 29.49%, 2/25/25 .. 163 (5)
992099082.UG.FTS.B, 29.49%, 2/25/25 .. 1,082 1,127
992101569.UG.FTS.B, 29.49%, 2/25/25 .. 376 (12)
992102475.UG.FTS.B, 29.49%, 2/25/25 .. 1,537 1,541
992103027.UG.FTS.B, 29.49%, 2/25/25 .. 481 37
991896054.UG.FTS.B, 15.97%, 3/03/25 .. 703 724
991953301.UG.FTS.B, 16.99%, 3/04/25 .. 592 603
991901307.UG.FTS.B, 17.97%, 3/04/25 .. 116 115
991940362.UG.FTS.B, 17.99%, 3/04/25 .. 41 41
992003521.UG.FTS.B, 17.99%, 3/04/25 .. 324 330
992121849.UG.FTS.B, Zero Cpn, 3/05/25 . 1,232 87
991972238.UG.FTS.B, 15.97%, 3/05/25 .. 208 209
991911402.UG.FTS.B, 16.99%, 3/05/25 .. 400 407
991938779.UG.FTS.B, 16.99%, 3/05/25 .. 123 126
991933144.UG.FTS.B, 17.97%, 3/05/25 .. 159 162
992030620.UG.FTS.B, 17.99%, 3/05/25 .. 112 111
992048059.UG.FTS.B, 17.99%, 3/05/25 .. 3,036 637
992082342.UG.FTS.B, 17.99%, 3/05/25 .. 130 130
992122276.UG.FTS.B, 17.99%, 3/05/25 .. – –

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992176129.UG.FTS.B, 14.97%, 3/06/25 .. $ 430 $ 435
991934175.UG.FTS.B, 15%, 3/06/25 ..... 319 325
991922719.UG.FTS.B, 15.97%, 3/06/25 .. 169 12
991965195.UG.FTS.B, 16.99%, 3/06/25 .. 169 172
991976215.UG.FTS.B, 16.99%, 3/06/25 .. 519 529
991992407.UG.FTS.B, 16.99%, 3/06/25 .. 177 179
991932344.UG.FTS.B, 17.97%, 3/06/25 .. 79 80
991964363.UG.FTS.B, 17.97%, 3/06/25 .. 129 132
992003351.UG.FTS.B, 17.97%, 3/06/25 .. 757 1
992007661.UG.FTS.B, 17.99%, 3/06/25 .. 657 670
992104600.UG.FTS.B, 17.99%, 3/06/25 .. 698 711
992187270.UG.FTS.B, 17.99%, 3/06/25 .. 40 40
991945378.UG.FTS.B, 15%, 3/07/25 ..... 139 140
992092422.UG.FTS.B, 15.97%, 3/07/25 .. 547 557
992148536.UG.FTS.B, 16.99%, 3/07/25 .. 150 152
992024120.UG.FTS.B, 17.99%, 3/07/25 .. 136 139
992086926.UG.FTS.B, 17.99%, 3/07/25 .. 5 5
991999086.UG.FTS.B, 15.97%, 3/08/25 .. 70 71
992069223.UG.FTS.B, 15.97%, 3/08/25 .. 579 588
991945523.UG.FTS.B, 16.99%, 3/08/25 .. 580 8
992067831.UG.FTS.B, 16.99%, 3/08/25 .. 99 100
992167995.UG.FTS.B, 16.99%, 3/08/25 .. 785 794
992204207.UG.FTS.B, 16.99%, 3/08/25 .. 115 116
991942814.UG.FTS.B, 17.99%, 3/08/25 .. 11 11
992023008.UG.FTS.B, 17.99%, 3/08/25 .. 27 27
992054524.UG.FTS.B, 17.99%, 3/08/25 .. 602 612
992056976.UG.FTS.B, 17.99%, 3/08/25 .. 310 67
991969257.UG.FTS.B, Zero Cpn, 3/09/25 . 240 17
991962073.UG.FTS.B, 15.97%, 3/09/25 .. 450 458
992045994.UG.FTS.B, 15.97%, 3/09/25 .. 223 226
992093111.UG.FTS.B, 15.97%, 3/09/25 .. 86 86
991959640.UG.FTS.B, 16.99%, 3/09/25 .. 281 60
991958431.UG.FTS.B, 17.99%, 3/09/25 .. 233 16
991985159.UG.FTS.B, 17.99%, 3/09/25 .. 1,375 94
991997373.UG.FTS.B, 17.99%, 3/09/25 .. 339 346
992088368.UG.FTS.B, 17.99%, 3/09/25 .. 159 162
992158284.UG.FTS.B, 17.99%, 3/09/25 .. 453 461
992185435.UG.FTS.B, 17.99%, 3/09/25 .. 1,507 1,527
991951113.UG.FTS.B, 19.99%, 3/09/25 .. 1,253 1,291
991960077.UG.FTS.B, 19.99%, 3/09/25 .. 62 63
992214049.UG.FTS.B, 19.99%, 3/09/25 .. 108 111
992005128.UG.FTS.B, 27.99%, 3/09/25 .. 53 55
992221115.UG.FTS.B, 27.99%, 3/09/25 .. 140 145
991946846.UG.FTS.B, 28.98%, 3/09/25 .. 496 519
991946853.UG.FTS.B, 28.98%, 3/09/25 .. 302 302
991947597.UG.FTS.B, 28.98%, 3/09/25 .. 264 276
991950108.UG.FTS.B, 28.98%, 3/09/25 .. 28 27
991951985.UG.FTS.B, 28.98%, 3/09/25 .. 771 803
991953091.UG.FTS.B, 28.98%, 3/09/25 .. 2,108 2,205
991956904.UG.FTS.B, 28.98%, 3/09/25 .. 53 54
991958281.UG.FTS.B, 28.98%, 3/09/25 .. 925 911
991961425.UG.FTS.B, 28.98%, 3/09/25 .. 412 431
991978892.UG.FTS.B, 28.98%, 3/09/25 .. 31 32
992010855.UG.FTS.B, 28.98%, 3/09/25 .. 3,160 3,268
992085211.UG.FTS.B, 28.98%, 3/09/25 .. 454 469
992179588.UG.FTS.B, 28.98%, 3/09/25 .. 11 10
992211701.UG.FTS.B, 28.98%, 3/09/25 .. 172 178
991955582.UG.FTS.B, 29.46%, 3/09/25 .. 46 46
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992001280.UG.FTS.B, 29.46%, 3/09/25 .. $ 329 $ 339
992221812.UG.FTS.B, 29.46%, 3/09/25 .. 148 154
991953775.UG.FTS.B, 29.47%, 3/09/25 .. 302 318
992058926.UG.FTS.B, 29.47%, 3/09/25 .. 483 487
992138560.UG.FTS.B, 29.47%, 3/09/25 .. 67 68
992226909.UG.FTS.B, 29.48%, 3/09/25 .. 75 77
991948233.UG.FTS.B, 29.49%, 3/09/25 .. 69 69
991949833.UG.FTS.B, 29.49%, 3/09/25 .. 102 107
991949846.UG.FTS.B, 29.49%, 3/09/25 .. 16 16
991951547.UG.FTS.B, 29.49%, 3/09/25 .. 173 179
991952166.UG.FTS.B, 29.49%, 3/09/25 .. 591 612
991953005.UG.FTS.B, 29.49%, 3/09/25 .. 274 35
991954696.UG.FTS.B, 29.49%, 3/09/25 .. 141 149
991959284.UG.FTS.B, 29.49%, 3/09/25 .. 203 212
991960052.UG.FTS.B, 29.49%, 3/09/25 .. 228 31
991971585.UG.FTS.B, 29.49%, 3/09/25 .. 257 259
991980308.UG.FTS.B, 29.49%, 3/09/25 .. 170 178
991983473.UG.FTS.B, 29.49%, 3/09/25 .. 716 741
991998692.UG.FTS.B, 29.49%, 3/09/25 .. 1,381 1,434
992001551.UG.FTS.B, 29.49%, 3/09/25 .. 39 39
992206574.UG.FTS.B, 29.49%, 3/09/25 .. 56 –
992211648.UG.FTS.B, 29.49%, 3/09/25 .. 128 132
992212611.UG.FTS.B, 29.49%, 3/09/25 .. 331 341
992222889.UG.FTS.B, 29.49%, 3/09/25 .. 10 10
992226157.UG.FTS.B, Zero Cpn, 3/10/25 . 497 34
991956996.UG.FTS.B, 16.99%, 3/10/25 .. 264 1
991997245.UG.FTS.B, 19.99%, 3/10/25 .. 165 173
992032415.UG.FTS.B, 19.99%, 3/10/25 .. 468 490
991957178.UG.FTS.B, 28.98%, 3/10/25 .. 360 375
991958934.UG.FTS.B, 28.98%, 3/10/25 .. 179 188
991962085.UG.FTS.B, 28.98%, 3/10/25 .. 97 98
991968026.UG.FTS.B, 28.98%, 3/10/25 .. 896 928
991973413.UG.FTS.B, 28.98%, 3/10/25 .. 18 18
991974510.UG.FTS.B, 28.98%, 3/10/25 .. 344 355
992011442.UG.FTS.B, 28.98%, 3/10/25 .. 590 436
992027655.UG.FTS.B, 28.98%, 3/10/25 .. – –
992033842.UG.FTS.B, 28.98%, 3/10/25 .. 208 218
992060387.UG.FTS.B, 28.98%, 3/10/25 .. 221 228
992084194.UG.FTS.B, 28.98%, 3/10/25 .. 749 95
992143690.UG.FTS.B, 28.98%, 3/10/25 .. 98 102
992184165.UG.FTS.B, 28.98%, 3/10/25 .. 2,281 2,361
992229139.UG.FTS.B, 28.98%, 3/10/25 .. 1,737 1,761
992234259.UG.FTS.B, 28.98%, 3/10/25 .. 17 17
992234778.UG.FTS.B, 28.98%, 3/10/25 .. 131 135
992061277.UG.FTS.B, 29.46%, 3/10/25 .. 483 504
991959464.UG.FTS.B, 29.47%, 3/10/25 .. 465 479
991991290.UG.FTS.B, 29.47%, 3/10/25 .. 70 71
992061694.UG.FTS.B, 29.47%, 3/10/25 .. 173 41
992139536.UG.FTS.B, 29.47%, 3/10/25 .. 780 798
992205977.UG.FTS.B, 29.47%, 3/10/25 .. 10 10
991954603.UG.FTS.B, 29.49%, 3/10/25 .. 120 28
991954960.UG.FTS.B, 29.49%, 3/10/25 .. 252 266
991957562.UG.FTS.B, 29.49%, 3/10/25 .. 136 144
991958699.UG.FTS.B, 29.49%, 3/10/25 .. 56 8
991960347.UG.FTS.B, 29.49%, 3/10/25 .. 196 197
991972068.UG.FTS.B, 29.49%, 3/10/25 .. 258 269
991972794.UG.FTS.B, 29.49%, 3/10/25 .. 1,133 1,125
991986855.UG.FTS.B, 29.49%, 3/10/25 .. 102 107

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991986924.UG.FTS.B, 29.49%, 3/10/25 .. $ 131 $ 137
991987090.UG.FTS.B, 29.49%, 3/10/25 .. 245 251
991991729.UG.FTS.B, 29.49%, 3/10/25 .. 524 67
991992823.UG.FTS.B, 29.49%, 3/10/25 .. 68 69
992024541.UG.FTS.B, 29.49%, 3/10/25 .. 337 347
992056222.UG.FTS.B, 29.49%, 3/10/25 .. 275 282
992084912.UG.FTS.B, 29.49%, 3/10/25 .. 919 951
992189126.UG.FTS.B, 29.49%, 3/10/25 .. 151 21
992222709.UG.FTS.B, 29.49%, 3/10/25 .. 102 106
992228254.UG.FTS.B, 29.49%, 3/10/25 .. 506 117
992229344.UG.FTS.B, 29.49%, 3/10/25 .. 234 229
991978739.UG.FTS.B, Zero Cpn, 3/11/25 . 294 21
991981214.UG.FTS.B, Zero Cpn, 3/11/25 . 113 8
991987079.UG.FTS.B, Zero Cpn, 3/11/25 . 174 12
992019065.UG.FTS.B, Zero Cpn, 3/11/25 . 100 7
992028689.UG.FTS.B, Zero Cpn, 3/11/25 . 120 8
992093149.UG.FTS.B, Zero Cpn, 3/11/25 . 242 17
992184719.UG.FTS.B, Zero Cpn, 3/11/25 . 129 9
992228990.UG.FTS.B, Zero Cpn, 3/11/25 . 275 19
992244427.UG.FTS.B, Zero Cpn, 3/11/25 . 146 10
991968447.UG.FTS.B, 19.99%, 3/11/25 .. 828 844
991968635.UG.FTS.B, 19.99%, 3/11/25 .. 1,353 1,369
991970440.UG.FTS.B, 19.99%, 3/11/25 .. 182 180
991989654.UG.FTS.B, 19.99%, 3/11/25 .. 25 25
992004940.UG.FTS.B, 19.99%, 3/11/25 .. 21 21
992007097.UG.FTS.B, 19.99%, 3/11/25 .. 18 17
992025841.UG.FTS.B, 19.99%, 3/11/25 .. 39 39
992026254.UG.FTS.B, 19.99%, 3/11/25 .. 457 463
992028614.UG.FTS.B, 19.99%, 3/11/25 .. 166 172
992029209.UG.FTS.B, 19.99%, 3/11/25 .. 32 32
992029328.UG.FTS.B, 19.99%, 3/11/25 .. 105 109
992030511.UG.FTS.B, 19.99%, 3/11/25 .. 44 45
992032062.UG.FTS.B, 19.99%, 3/11/25 .. 239 17
992034460.UG.FTS.B, 19.99%, 3/11/25 .. 197 206
992048328.UG.FTS.B, 19.99%, 3/11/25 .. 929 113
992049367.UG.FTS.B, 19.99%, 3/11/25 .. 169 177
992088914.UG.FTS.B, 19.99%, 3/11/25 .. 31 31
992119841.UG.FTS.B, 19.99%, 3/11/25 .. 94 98
992120582.UG.FTS.B, 19.99%, 3/11/25 .. 29 29
992131942.UG.FTS.B, 19.99%, 3/11/25 .. 758 (1)
992134817.UG.FTS.B, 19.99%, 3/11/25 .. 394 48
992156714.UG.FTS.B, 19.99%, 3/11/25 .. 231 239
992159439.UG.FTS.B, 19.99%, 3/11/25 .. 480 501
992168147.UG.FTS.B, 19.99%, 3/11/25 .. 1,745 350
992172074.UG.FTS.B, 19.99%, 3/11/25 .. 370 371
992208823.UG.FTS.B, 19.99%, 3/11/25 .. 117 119
992227850.UG.FTS.B, 19.99%, 3/11/25 .. 22 22
992238523.UG.FTS.B, 19.99%, 3/11/25 .. 651 674
992240522.UG.FTS.B, 19.99%, 3/11/25 .. 53 54
992244571.UG.FTS.B, 19.99%, 3/11/25 .. 189 196
991964099.UG.FTS.B, 25.95%, 3/11/25 .. 11 11
991969813.UG.FTS.B, 27.95%, 3/11/25 .. 131 136
991970478.UG.FTS.B, 27.95%, 3/11/25 .. 67 70
991977566.UG.FTS.B, 27.95%, 3/11/25 .. 117 117
991981186.UG.FTS.B, 27.95%, 3/11/25 .. 150 157
991993621.UG.FTS.B, 27.95%, 3/11/25 .. 55 56
992012687.UG.FTS.B, 27.95%, 3/11/25 .. 489 513
992026849.UG.FTS.B, 27.95%, 3/11/25 .. 84 11
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992148579.UG.FTS.B, 27.95%, 3/11/25 .. $ 72 $ 73
991971937.UG.FTS.B, 27.99%, 3/11/25 .. 140 142
992004287.UG.FTS.B, 27.99%, 3/11/25 .. 160 160
992027907.UG.FTS.B, 27.99%, 3/11/25 .. 59 61
992048043.UG.FTS.B, 27.99%, 3/11/25 .. 80 84
992073005.UG.FTS.B, 27.99%, 3/11/25 .. 239 249
992145143.UG.FTS.B, 27.99%, 3/11/25 .. 189 196
992210645.UG.FTS.B, 27.99%, 3/11/25 .. 1,384 1,430
991962687.UG.FTS.B, 28.98%, 3/11/25 .. 429 29
991963921.UG.FTS.B, 28.98%, 3/11/25 .. 692 724
991967251.UG.FTS.B, 28.98%, 3/11/25 .. 68 71
991968337.UG.FTS.B, 28.98%, 3/11/25 .. 49 50
991968741.UG.FTS.B, 28.98%, 3/11/25 .. 106 106
991969198.UG.FTS.B, 28.98%, 3/11/25 .. 944 60
991969940.UG.FTS.B, 28.98%, 3/11/25 .. 106 109
991970346.UG.FTS.B, 28.98%, 3/11/25 .. 670 701
991970931.UG.FTS.B, 28.98%, 3/11/25 .. 37 38
991971916.UG.FTS.B, 28.98%, 3/11/25 .. 175 180
991972362.UG.FTS.B, 28.98%, 3/11/25 .. 195 204
991973560.UG.FTS.B, 28.98%, 3/11/25 .. 47 48
991974107.UG.FTS.B, 28.98%, 3/11/25 .. 135 141
991974854.UG.FTS.B, 28.98%, 3/11/25 .. 1,991 2,077
991975165.UG.FTS.B, 28.98%, 3/11/25 .. 197 207
991978841.UG.FTS.B, 28.98%, 3/11/25 .. 371 387
991978961.UG.FTS.B, 28.98%, 3/11/25 .. 101 104
991980616.UG.FTS.B, 28.98%, 3/11/25 .. 274 278
991980716.UG.FTS.B, 28.98%, 3/11/25 .. 838 877
991981032.UG.FTS.B, 28.98%, 3/11/25 .. 83 84
991982793.UG.FTS.B, 28.98%, 3/11/25 .. 69 72
991984407.UG.FTS.B, 28.98%, 3/11/25 .. 137 144
991987352.UG.FTS.B, 28.98%, 3/11/25 .. 129 (2)
991988715.UG.FTS.B, 28.98%, 3/11/25 .. 11 11
991988726.UG.FTS.B, 28.98%, 3/11/25 .. 9 9
991989952.UG.FTS.B, 28.98%, 3/11/25 .. 489 63
991995958.UG.FTS.B, 28.98%, 3/11/25 .. 149 151
991997912.UG.FTS.B, 28.98%, 3/11/25 .. 618 646
991999549.UG.FTS.B, 28.98%, 3/11/25 .. 352 369
992000296.UG.FTS.B, 28.98%, 3/11/25 .. 14 14
992000896.UG.FTS.B, 28.98%, 3/11/25 .. 179 181
992001193.UG.FTS.B, 28.98%, 3/11/25 .. – –
992001817.UG.FTS.B, 28.98%, 3/11/25 .. 51 (1)
992002219.UG.FTS.B, 28.98%, 3/11/25 .. 719 164
992002332.UG.FTS.B, 28.98%, 3/11/25 .. 2,317 295
992011471.UG.FTS.B, 28.98%, 3/11/25 .. 640 651
992016038.UG.FTS.B, 28.98%, 3/11/25 .. 142 143
992016171.UG.FTS.B, 28.98%, 3/11/25 .. 313 39
992016258.UG.FTS.B, 28.98%, 3/11/25 .. 424 439
992023183.UG.FTS.B, 28.98%, 3/11/25 .. 49 50
992023534.UG.FTS.B, 28.98%, 3/11/25 .. 100 103
992025712.UG.FTS.B, 28.98%, 3/11/25 .. 21 21
992025833.UG.FTS.B, 28.98%, 3/11/25 .. 41 42
992025859.UG.FTS.B, 28.98%, 3/11/25 .. 96 99
992030460.UG.FTS.B, 28.98%, 3/11/25 .. 76 79
992037045.UG.FTS.B, 28.98%, 3/11/25 .. 436 445
992037522.UG.FTS.B, 28.98%, 3/11/25 .. 345 361
992040822.UG.FTS.B, 28.98%, 3/11/25 .. 779 816
992046466.UG.FTS.B, 28.98%, 3/11/25 .. 239 250
992047309.UG.FTS.B, 28.98%, 3/11/25 .. 1,036 1,085

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992047615.UG.FTS.B, 28.98%, 3/11/25 .. $ 1,064 $ 1,096
992048579.UG.FTS.B, 28.98%, 3/11/25 .. 236 16
992051819.UG.FTS.B, 28.98%, 3/11/25 .. 48 49
992053296.UG.FTS.B, 28.98%, 3/11/25 .. 467 482
992053675.UG.FTS.B, 28.98%, 3/11/25 .. 1,873 1,915
992058151.UG.FTS.B, 28.98%, 3/11/25 .. 223 227
992058166.UG.FTS.B, 28.98%, 3/11/25 .. 37 37
992058413.UG.FTS.B, 28.98%, 3/11/25 .. 189 198
992059286.UG.FTS.B, 28.98%, 3/11/25 .. 165 171
992063791.UG.FTS.B, 28.98%, 3/11/25 .. 267 280
992066045.UG.FTS.B, 28.98%, 3/11/25 .. 827 866
992074959.UG.FTS.B, 28.98%, 3/11/25 .. 212 219
992081943.UG.FTS.B, 28.98%, 3/11/25 .. 663 673
992083285.UG.FTS.B, 28.98%, 3/11/25 .. 25 25
992087191.UG.FTS.B, 28.98%, 3/11/25 .. 94 97
992089935.UG.FTS.B, 28.98%, 3/11/25 .. 537 541
992092715.UG.FTS.B, 28.98%, 3/11/25 .. 161 162
992097011.UG.FTS.B, 28.98%, 3/11/25 .. 107 110
992101346.UG.FTS.B, 28.98%, 3/11/25 .. 481 500
992103031.UG.FTS.B, 28.98%, 3/11/25 .. 483 504
992103102.UG.FTS.B, 28.98%, 3/11/25 .. 1,203 1,249
992104063.UG.FTS.B, 28.98%, 3/11/25 .. 32 33
992107143.UG.FTS.B, 28.98%, 3/11/25 .. 171 178
992108750.UG.FTS.B, 28.98%, 3/11/25 .. 72 74
992126188.UG.FTS.B, 28.98%, 3/11/25 .. 132 135
992126812.UG.FTS.B, 28.98%, 3/11/25 .. 206 26
992132545.UG.FTS.B, 28.98%, 3/11/25 .. 171 179
992133652.UG.FTS.B, 28.98%, 3/11/25 .. 122 123
992134748.UG.FTS.B, 28.98%, 3/11/25 .. 18 16
992147858.UG.FTS.B, 28.98%, 3/11/25 .. 19 19
992148358.UG.FTS.B, 28.98%, 3/11/25 .. 167 173
992148737.UG.FTS.B, 28.98%, 3/11/25 .. 297 299
992153993.UG.FTS.B, 28.98%, 3/11/25 .. 79 83
992154044.UG.FTS.B, 28.98%, 3/11/25 .. 49 50
992157584.UG.FTS.B, 28.98%, 3/11/25 .. 956 716
992157987.UG.FTS.B, 28.98%, 3/11/25 .. 319 332
992164863.UG.FTS.B, 28.98%, 3/11/25 .. 145 152
992168518.UG.FTS.B, 28.98%, 3/11/25 .. 438 454
992170038.UG.FTS.B, 28.98%, 3/11/25 .. 18 (1)
992170854.UG.FTS.B, 28.98%, 3/11/25 .. – –
992171424.UG.FTS.B, 28.98%, 3/11/25 .. 17 17
992181823.UG.FTS.B, 28.98%, 3/11/25 .. 334 345
992182107.UG.FTS.B, 28.98%, 3/11/25 .. 319 330
992191711.UG.FTS.B, 28.98%, 3/11/25 .. 290 62
992203919.UG.FTS.B, 28.98%, 3/11/25 .. 59 60
992212028.UG.FTS.B, 28.98%, 3/11/25 .. 269 277
992222254.UG.FTS.B, 28.98%, 3/11/25 .. 120 122
992226073.UG.FTS.B, 28.98%, 3/11/25 .. 52 53
992233151.UG.FTS.B, 28.98%, 3/11/25 .. 44 44
992238338.UG.FTS.B, 28.98%, 3/11/25 .. 115 119
992238365.UG.FTS.B, 28.98%, 3/11/25 .. 501 119
992239076.UG.FTS.B, 28.98%, 3/11/25 .. 332 343
992239900.UG.FTS.B, 28.98%, 3/11/25 .. 54 53
992248314.UG.FTS.B, 28.98%, 3/11/25 .. 339 351
992027450.UG.FTS.B, 29.45%, 3/11/25 .. 50 51
992029745.UG.FTS.B, 29.45%, 3/11/25 .. 78 81
992206165.UG.FTS.B, 29.45%, 3/11/25 .. 194 12
991963425.UG.FTS.B, 29.46%, 3/11/25 .. 245 244
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991968571.UG.FTS.B, 29.46%, 3/11/25 .. $ 412 $ 403
991988255.UG.FTS.B, 29.46%, 3/11/25 .. 230 241
991991096.UG.FTS.B, 29.46%, 3/11/25 .. 258 271
991993331.UG.FTS.B, 29.46%, 3/11/25 .. 262 272
992006452.UG.FTS.B, 29.46%, 3/11/25 .. 490 513
992018601.UG.FTS.B, 29.46%, 3/11/25 .. 57 58
992024385.UG.FTS.B, 29.46%, 3/11/25 .. 5 5
992033511.UG.FTS.B, 29.46%, 3/11/25 .. 6 5
992044734.UG.FTS.B, 29.46%, 3/11/25 .. 300 314
992079289.UG.FTS.B, 29.46%, 3/11/25 .. 92 92
992120587.UG.FTS.B, 29.46%, 3/11/25 .. 169 176
992154627.UG.FTS.B, 29.46%, 3/11/25 .. 174 178
992158845.UG.FTS.B, 29.46%, 3/11/25 .. 372 389
992177585.UG.FTS.B, 29.46%, 3/11/25 .. 408 428
992201881.UG.FTS.B, 29.46%, 3/11/25 .. 263 269
991971148.UG.FTS.B, 29.47%, 3/11/25 .. 772 756
991974316.UG.FTS.B, 29.47%, 3/11/25 .. 19 19
991984009.UG.FTS.B, 29.47%, 3/11/25 .. 497 522
991991818.UG.FTS.B, 29.47%, 3/11/25 .. 100 104
992011703.UG.FTS.B, 29.47%, 3/11/25 .. 179 186
992013511.UG.FTS.B, 29.47%, 3/11/25 .. 73 19
992017890.UG.FTS.B, 29.47%, 3/11/25 .. 154 159
992053435.UG.FTS.B, 29.47%, 3/11/25 .. 50 52
992100125.UG.FTS.B, 29.47%, 3/11/25 .. 308 316
992175153.UG.FTS.B, 29.47%, 3/11/25 .. 36 37
992214422.UG.FTS.B, 29.47%, 3/11/25 .. 124 128
991967374.UG.FTS.B, 29.48%, 3/11/25 .. 226 238
991980731.UG.FTS.B, 29.48%, 3/11/25 .. 110 116
992029150.UG.FTS.B, 29.48%, 3/11/25 .. 140 144
992063913.UG.FTS.B, 29.48%, 3/11/25 .. 323 340
992070566.UG.FTS.B, 29.48%, 3/11/25 .. 274 288
992072427.UG.FTS.B, 29.48%, 3/11/25 .. 381 384
991964812.UG.FTS.B, 29.49%, 3/11/25 .. 928 216
991965941.UG.FTS.B, 29.49%, 3/11/25 .. 176 184
991966429.UG.FTS.B, 29.49%, 3/11/25 .. 57 59
991966840.UG.FTS.B, 29.49%, 3/11/25 .. 461 479
991967022.UG.FTS.B, 29.49%, 3/11/25 .. 28 28
991967604.UG.FTS.B, 29.49%, 3/11/25 .. 83 87
991967623.UG.FTS.B, 29.49%, 3/11/25 .. 140 33
991967652.UG.FTS.B, 29.49%, 3/11/25 .. 46 48
991969491.UG.FTS.B, 29.49%, 3/11/25 .. 518 530
991970083.UG.FTS.B, 29.49%, 3/11/25 .. 115 15
991970299.UG.FTS.B, 29.49%, 3/11/25 .. 72 75
991973725.UG.FTS.B, 29.49%, 3/11/25 .. 456 464
991976864.UG.FTS.B, 29.49%, 3/11/25 .. 379 27
991978479.UG.FTS.B, 29.49%, 3/11/25 .. 198 207
991979745.UG.FTS.B, 29.49%, 3/11/25 .. 517 536
991980333.UG.FTS.B, 29.49%, 3/11/25 .. 230 232
991983215.UG.FTS.B, 29.49%, 3/11/25 .. 63 17
991983636.UG.FTS.B, 29.49%, 3/11/25 .. 493 35
991984234.UG.FTS.B, 29.49%, 3/11/25 .. 102 107
991987180.UG.FTS.B, 29.49%, 3/11/25 .. 126 129
991987414.UG.FTS.B, 29.49%, 3/11/25 .. 841 106
991988975.UG.FTS.B, 29.49%, 3/11/25 .. 66 69
991989388.UG.FTS.B, 29.49%, 3/11/25 .. 23 23
991989746.UG.FTS.B, 29.49%, 3/11/25 .. 100 (4)
991992147.UG.FTS.B, 29.49%, 3/11/25 .. 547 561
991995847.UG.FTS.B, 29.49%, 3/11/25 .. 52 54

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992000864.UG.FTS.B, 29.49%, 3/11/25 .. $ 221 $ 219
992001512.UG.FTS.B, 29.49%, 3/11/25 .. 34 34
992003237.UG.FTS.B, 29.49%, 3/11/25 .. 590 608
992004566.UG.FTS.B, 29.49%, 3/11/25 .. 402 93
992005349.UG.FTS.B, 29.49%, 3/11/25 .. 250 262
992007891.UG.FTS.B, 29.49%, 3/11/25 .. 140 146
992011020.UG.FTS.B, 29.49%, 3/11/25 .. 117 122
992020484.UG.FTS.B, 29.49%, 3/11/25 .. 321 330
992021917.UG.FTS.B, 29.49%, 3/11/25 .. 276 278
992024970.UG.FTS.B, 29.49%, 3/11/25 .. 1,910 1,999
992025121.UG.FTS.B, 29.49%, 3/11/25 .. 144 152
992025369.UG.FTS.B, 29.49%, 3/11/25 .. 74 75
992026503.UG.FTS.B, 29.49%, 3/11/25 .. 105 25
992027348.UG.FTS.B, 29.49%, 3/11/25 .. 86 88
992028716.UG.FTS.B, 29.49%, 3/11/25 .. 171 25
992029549.UG.FTS.B, 29.49%, 3/11/25 .. 144 10
992030257.UG.FTS.B, 29.49%, 3/11/25 .. 546 128
992033132.UG.FTS.B, 29.49%, 3/11/25 .. 337 340
992035063.UG.FTS.B, 29.49%, 3/11/25 .. 343 337
992036479.UG.FTS.B, 29.49%, 3/11/25 .. 247 260
992037631.UG.FTS.B, 29.49%, 3/11/25 .. 121 127
992040296.UG.FTS.B, 29.49%, 3/11/25 .. 61 63
992042561.UG.FTS.B, 29.49%, 3/11/25 .. 44 15
992043880.UG.FTS.B, 29.49%, 3/11/25 .. 62 64
992044810.UG.FTS.B, 29.49%, 3/11/25 .. 10 10
992046940.UG.FTS.B, 29.49%, 3/11/25 .. 344 343
992064841.UG.FTS.B, 29.49%, 3/11/25 .. 40 14
992065664.UG.FTS.B, 29.49%, 3/11/25 .. 1,488 1,557
992066264.UG.FTS.B, 29.49%, 3/11/25 .. 274 280
992071400.UG.FTS.B, 29.49%, 3/11/25 .. 535 561
992073550.UG.FTS.B, 29.49%, 3/11/25 .. 195 201
992074666.UG.FTS.B, 29.49%, 3/11/25 .. 92 95
992077305.UG.FTS.B, 29.49%, 3/11/25 .. 48 (2)
992081049.UG.FTS.B, 29.49%, 3/11/25 .. 154 163
992082171.UG.FTS.B, 29.49%, 3/11/25 .. 350 368
992084727.UG.FTS.B, 29.49%, 3/11/25 .. 257 263
992085469.UG.FTS.B, 29.49%, 3/11/25 .. 296 309
992086252.UG.FTS.B, 29.49%, 3/11/25 .. 211 221
992086896.UG.FTS.B, 29.49%, 3/11/25 .. 79 20
992088267.UG.FTS.B, 29.49%, 3/11/25 .. 51 15
992088861.UG.FTS.B, 29.49%, 3/11/25 .. 177 186
992093860.UG.FTS.B, 29.49%, 3/11/25 .. 71 71
992102278.UG.FTS.B, 29.49%, 3/11/25 .. 28 4
992102652.UG.FTS.B, 29.49%, 3/11/25 .. 16 16
992106984.UG.FTS.B, 29.49%, 3/11/25 .. 183 190
992107551.UG.FTS.B, 29.49%, 3/11/25 .. 300 307
992107714.UG.FTS.B, 29.49%, 3/11/25 .. 19 19
992109311.UG.FTS.B, 29.49%, 3/11/25 .. 262 265
992109997.UG.FTS.B, 29.49%, 3/11/25 .. 1,178 404
992111302.UG.FTS.B, 29.49%, 3/11/25 ... 35 36
992118598.UG.FTS.B, 29.49%, 3/11/25 .. 185 185
992121347.UG.FTS.B, 29.49%, 3/11/25 .. 61 4
992123707.UG.FTS.B, 29.49%, 3/11/25 .. 1,373 1,426
992124757.UG.FTS.B, 29.49%, 3/11/25 .. – –
992126616.UG.FTS.B, 29.49%, 3/11/25 .. 100 100
992127691.UG.FTS.B, 29.49%, 3/11/25 .. 740 (32)
992131355.UG.FTS.B, 29.49%, 3/11/25 .. 273 36
992134379.UG.FTS.B, 29.49%, 3/11/25 .. 930 930
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992151581.UG.FTS.B, 29.49%, 3/11/25 .. $ 52 $ 53
992158535.UG.FTS.B, 29.49%, 3/11/25 .. 54 8
992170616.UG.FTS.B, 29.49%, 3/11/25 .. 231 240
992172061.UG.FTS.B, 29.49%, 3/11/25 .. 149 19
992175864.UG.FTS.B, 29.49%, 3/11/25 .. 7 7
992176883.UG.FTS.B, 29.49%, 3/11/25 .. 21 20
992179156.UG.FTS.B, 29.49%, 3/11/25 .. 34 35
992188521.UG.FTS.B, 29.49%, 3/11/25 .. 282 293
992195040.UG.FTS.B, 29.49%, 3/11/25 .. 104 107
992196015.UG.FTS.B, 29.49%, 3/11/25 .. 2,422 2,486
992202400.UG.FTS.B, 29.49%, 3/11/25 .. 128 133
992217835.UG.FTS.B, 29.49%, 3/11/25 .. 206 213
992217989.UG.FTS.B, 29.49%, 3/11/25 .. 1,911 1,981
992225353.UG.FTS.B, 29.49%, 3/11/25 .. 227 228
992235769.UG.FTS.B, 29.49%, 3/11/25 .. 111 26
992237775.UG.FTS.B, 29.49%, 3/11/25 .. 345 148
992242925.UG.FTS.B, 29.49%, 3/11/25 .. 111 (6)
992248004.UG.FTS.B, 29.49%, 3/11/25 .. 1,021 1,058
991977320.UG.FTS.B, Zero Cpn, 3/12/25 . 459 32
991981751.UG.FTS.B, Zero Cpn, 3/12/25 . 82 6
991987939.UG.FTS.B, Zero Cpn, 3/12/25 . 173 12
991988951.UG.FTS.B, Zero Cpn, 3/12/25 . 1,044 72
991990882.UG.FTS.B, Zero Cpn, 3/12/25 . 1,087 75
991994935.UG.FTS.B, Zero Cpn, 3/12/25 . 561 39
991998113.UG.FTS.B, Zero Cpn, 3/12/25 . 351 24
992011988.UG.FTS.B, Zero Cpn, 3/12/25 . 49 3
992055703.UG.FTS.B, Zero Cpn, 3/12/25 . 116 8
992063465.UG.FTS.B, Zero Cpn, 3/12/25 . 29 2
992067597.UG.FTS.B, Zero Cpn, 3/12/25 . 73 5
992090588.UG.FTS.B, Zero Cpn, 3/12/25 . 806 56
992099219.UG.FTS.B, Zero Cpn, 3/12/25 . 127 9
992154894.UG.FTS.B, Zero Cpn, 3/12/25 . 224 16
991974684.UG.FTS.B, 19.99%, 3/12/25 .. 119 124
991986121.UG.FTS.B, 19.99%, 3/12/25 .. 1,386 1,452
991987773.UG.FTS.B, 19.99%, 3/12/25 .. 3,296 3,449
991990312.UG.FTS.B, 19.99%, 3/12/25 .. 1,252 1,311
991990562.UG.FTS.B, 19.99%, 3/12/25 .. 197 206
991992249.UG.FTS.B, 19.99%, 3/12/25 .. 2,773 2,904
991993356.UG.FTS.B, 19.99%, 3/12/25 .. 528 528
991993747.UG.FTS.B, 19.99%, 3/12/25 .. 146 152
991996094.UG.FTS.B, 19.99%, 3/12/25 .. 175 180
991998238.UG.FTS.B, 19.99%, 3/12/25 .. 3,686 3,766
991999661.UG.FTS.B, 19.99%, 3/12/25 .. 421 441
992005951.UG.FTS.B, 19.99%, 3/12/25 .. 632 632
992017079.UG.FTS.B, 19.99%, 3/12/25 .. 104 109
992023200.UG.FTS.B, 19.99%, 3/12/25 .. 396 414
992027504.UG.FTS.B, 19.99%, 3/12/25 .. 17 17
992052864.UG.FTS.B, 19.99%, 3/12/25 .. 11 11
992053591.UG.FTS.B, 19.99%, 3/12/25 .. 58 59
992059475.UG.FTS.B, 19.99%, 3/12/25 .. 282 295
992074963.UG.FTS.B, 19.99%, 3/12/25 .. 90 94
992101937.UG.FTS.B, 19.99%, 3/12/25 .. 37 38
992117451.UG.FTS.B, 19.99%, 3/12/25 .. 88 92
992117671.UG.FTS.B, 19.99%, 3/12/25 .. 490 60
992138207.UG.FTS.B, 19.99%, 3/12/25 .. 20 20
992145911.UG.FTS.B, 19.99%, 3/12/25 .. 29 29
992177562.UG.FTS.B, 19.99%, 3/12/25 .. 1,504 1,575
992185573.UG.FTS.B, 19.99%, 3/12/25 .. 392 411

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992196780.UG.FTS.B, 19.99%, 3/12/25 .. $ 212 $ 220
992213000.UG.FTS.B, 19.99%, 3/12/25 .. 42 42
992238254.UG.FTS.B, 19.99%, 3/12/25 .. 457 55
992250535.UG.FTS.B, 19.99%, 3/12/25 .. 83 –
991990658.UG.FTS.B, 25.95%, 3/12/25 .. 1,253 1,259
991994071.UG.FTS.B, 25.95%, 3/12/25 .. 2,093 265
991995347.UG.FTS.B, 25.95%, 3/12/25 .. 1,021 1,040
991993934.UG.FTS.B, 26.94%, 3/12/25 .. 1,573 (53)
991995361.UG.FTS.B, 26.94%, 3/12/25 .. 1,898 128
991995390.UG.FTS.B, 26.94%, 3/12/25 .. 1,030 1,050
992031773.UG.FTS.B, 26.94%, 3/12/25 .. 204 202
992069949.UG.FTS.B, 26.94%, 3/12/25 .. 100 96
992162223.UG.FTS.B, 26.94%, 3/12/25 .. 373 25
991990538.UG.FTS.B, 27.95%, 3/12/25 .. 30 30
991977693.UG.FTS.B, 28.98%, 3/12/25 .. 700 709
991978502.UG.FTS.B, 28.98%, 3/12/25 .. 217 223
991979961.UG.FTS.B, 28.98%, 3/12/25 .. 117 29
991980708.UG.FTS.B, 28.98%, 3/12/25 .. 547 560
991981222.UG.FTS.B, 28.98%, 3/12/25 .. 739 604
991982221.UG.FTS.B, 28.98%, 3/12/25 .. 432 452
991982496.UG.FTS.B, 28.98%, 3/12/25 .. 4 4
991984189.UG.FTS.B, 28.98%, 3/12/25 .. 209 216
991987046.UG.FTS.B, 28.98%, 3/12/25 .. 150 155
991987070.UG.FTS.B, 28.98%, 3/12/25 .. 683 673
991987508.UG.FTS.B, 28.98%, 3/12/25 .. 103 105
991987883.UG.FTS.B, 28.98%, 3/12/25 .. 253 262
991987890.UG.FTS.B, 28.98%, 3/12/25 .. 190 198
991988065.UG.FTS.B, 28.98%, 3/12/25 .. 384 401
991988242.UG.FTS.B, 28.98%, 3/12/25 .. 368 371
991988368.UG.FTS.B, 28.98%, 3/12/25 .. 24 24
991988716.UG.FTS.B, 28.98%, 3/12/25 .. 103 106
991990987.UG.FTS.B, 28.98%, 3/12/25 .. 859 213
991991221.UG.FTS.B, 28.98%, 3/12/25 .. 30 30
991991251.UG.FTS.B, 28.98%, 3/12/25 .. – –
991991626.UG.FTS.B, 28.98%, 3/12/25 .. 1,400 1,455
991991706.UG.FTS.B, 28.98%, 3/12/25 .. 566 592
991991798.UG.FTS.B, 28.98%, 3/12/25 .. 507 530
991992424.UG.FTS.B, 28.98%, 3/12/25 .. 247 245
991992864.UG.FTS.B, 28.98%, 3/12/25 .. 358 366
991992907.UG.FTS.B, 28.98%, 3/12/25 .. 1,121 1,163
991992965.UG.FTS.B, 28.98%, 3/12/25 .. 636 666
991992992.UG.FTS.B, 28.98%, 3/12/25 .. 97 97
991993120.UG.FTS.B, 28.98%, 3/12/25 .. 87 91
991993141.UG.FTS.B, 28.98%, 3/12/25 .. 793 829
991993852.UG.FTS.B, 28.98%, 3/12/25 .. 6,934 7,261
991994272.UG.FTS.B, 28.98%, 3/12/25 .. 27 27
991994281.UG.FTS.B, 28.98%, 3/12/25 .. 1,630 1,706
991994329.UG.FTS.B, 28.98%, 3/12/25 .. 839 858
991994702.UG.FTS.B, 28.98%, 3/12/25 .. 694 727
991994726.UG.FTS.B, 28.98%, 3/12/25 .. 760 795
991994997.UG.FTS.B, 28.98%, 3/12/25 .. 1,493 1,564
991996150.UG.FTS.B, 28.98%, 3/12/25 .. 607 635
991998887.UG.FTS.B, 28.98%, 3/12/25 .. 501 510
991999636.UG.FTS.B, 28.98%, 3/12/25 .. 40 41
992002963.UG.FTS.B, 28.98%, 3/12/25 .. 1,041 1,090
992002976.UG.FTS.B, 28.98%, 3/12/25 .. 348 363
992004292.UG.FTS.B, 28.98%, 3/12/25 .. 4,164 4,361
992007915.UG.FTS.B, 28.98%, 3/12/25 .. 111 116
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992009447.UG.FTS.B, 28.98%, 3/12/25 .. $ 186 $ 192
992010449.UG.FTS.B, 28.98%, 3/12/25 .. 242 254
992010868.UG.FTS.B, 28.98%, 3/12/25 .. 100 (4)
992012310.UG.FTS.B, 28.98%, 3/12/25 .. 204 206
992014247.UG.FTS.B, 28.98%, 3/12/25 .. 84 86
992015058.UG.FTS.B, 28.98%, 3/12/25 .. 272 281
992015249.UG.FTS.B, 28.98%, 3/12/25 .. 11 11
992016117.UG.FTS.B, 28.98%, 3/12/25 .. 263 17
992021489.UG.FTS.B, 28.98%, 3/12/25 .. 143 149
992021973.UG.FTS.B, 28.98%, 3/12/25 .. 3,151 3,255
992024617.UG.FTS.B, 28.98%, 3/12/25 .. 15 15
992030698.UG.FTS.B, 28.98%, 3/12/25 .. 2,177 2,257
992034556.UG.FTS.B, 28.98%, 3/12/25 .. 481 502
992038832.UG.FTS.B, 28.98%, 3/12/25 .. 998 1,033
992039233.UG.FTS.B, 28.98%, 3/12/25 .. 277 289
992039680.UG.FTS.B, 28.98%, 3/12/25 .. 96 100
992044157.UG.FTS.B, 28.98%, 3/12/25 .. 412 417
992044480.UG.FTS.B, 28.98%, 3/12/25 .. 368 85
992044551.UG.FTS.B, 28.98%, 3/12/25 .. 499 507
992044814.UG.FTS.B, 28.98%, 3/12/25 .. 261 262
992045450.UG.FTS.B, 28.98%, 3/12/25 .. 265 65
992047191.UG.FTS.B, 28.98%, 3/12/25 .. 1,311 1,372
992048204.UG.FTS.B, 28.98%, 3/12/25 .. 104 107
992051684.UG.FTS.B, 28.98%, 3/12/25 .. 220 54
992054695.UG.FTS.B, 28.98%, 3/12/25 .. 74 77
992055434.UG.FTS.B, 28.98%, 3/12/25 .. 608 636
992056835.UG.FTS.B, 28.98%, 3/12/25 .. 394 (17)
992060145.UG.FTS.B, 28.98%, 3/12/25 .. 122 126
992064058.UG.FTS.B, 28.98%, 3/12/25 .. 68 71
992069346.UG.FTS.B, 28.98%, 3/12/25 .. 101 105
992071635.UG.FTS.B, 28.98%, 3/12/25 .. 159 161
992071679.UG.FTS.B, 28.98%, 3/12/25 .. 281 294
992072262.UG.FTS.B, 28.98%, 3/12/25 .. 681 680
992072527.UG.FTS.B, 28.98%, 3/12/25 .. 44 45
992072825.UG.FTS.B, 28.98%, 3/12/25 .. 102 7
992073366.UG.FTS.B, 28.98%, 3/12/25 .. 129 131
992082052.UG.FTS.B, 28.98%, 3/12/25 .. 6 6
992087850.UG.FTS.B, 28.98%, 3/12/25 .. 181 189
992087976.UG.FTS.B, 28.98%, 3/12/25 .. 45 46
992089048.UG.FTS.B, 28.98%, 3/12/25 .. 163 170
992090336.UG.FTS.B, 28.98%, 3/12/25 .. 275 286
992094662.UG.FTS.B, 28.98%, 3/12/25 .. 59 61
992100185.UG.FTS.B, 28.98%, 3/12/25 .. 1,761 1,823
992100442.UG.FTS.B, 28.98%, 3/12/25 .. 122 127
992110250.UG.FTS.B, 28.98%, 3/12/25 .. 206 216
992112480.UG.FTS.B, 28.98%, 3/12/25 .. 412 431
992112886.UG.FTS.B, 28.98%, 3/12/25 .. 178 185
992113271.UG.FTS.B, 28.98%, 3/12/25 .. 591 612
992117475.UG.FTS.B, 28.98%, 3/12/25 .. 24 25
992119489.UG.FTS.B, 28.98%, 3/12/25 .. 450 (55)
992120153.UG.FTS.B, 28.98%, 3/12/25 .. 988 1,017
992127800.UG.FTS.B, 28.98%, 3/12/25 .. 136 140
992128185.UG.FTS.B, 28.98%, 3/12/25 .. 550 571
992134637.UG.FTS.B, 28.98%, 3/12/25 .. 73 76
992140611.UG.FTS.B, 28.98%, 3/12/25 .. 87 91
992140679.UG.FTS.B, 28.98%, 3/12/25 .. 415 434
992140683.UG.FTS.B, 28.98%, 3/12/25 .. 830 853
992151456.UG.FTS.B, 28.98%, 3/12/25 .. 67 69

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992151766.UG.FTS.B, 28.98%, 3/12/25 .. $ 13 $ 13
992155285.UG.FTS.B, 28.98%, 3/12/25 .. 1,027 1,075
992166477.UG.FTS.B, 28.98%, 3/12/25 .. 410 429
992166770.UG.FTS.B, 28.98%, 3/12/25 .. 361 23
992169826.UG.FTS.B, 28.98%, 3/12/25 .. 80 79
992172027.UG.FTS.B, 28.98%, 3/12/25 .. 184 188
992172709.UG.FTS.B, 28.98%, 3/12/25 .. 98 102
992178183.UG.FTS.B, 28.98%, 3/12/25 .. 17 16
992191070.UG.FTS.B, 28.98%, 3/12/25 .. 91 21
992196736.UG.FTS.B, 28.98%, 3/12/25 .. 13 12
992197128.UG.FTS.B, 28.98%, 3/12/25 .. 414 416
992202812.UG.FTS.B, 28.98%, 3/12/25 .. 52 53
992204705.UG.FTS.B, 28.98%, 3/12/25 .. 231 238
992228774.UG.FTS.B, 28.98%, 3/12/25 .. 103 105
992229520.UG.FTS.B, 28.98%, 3/12/25 .. 579 599
992241229.UG.FTS.B, 28.98%, 3/12/25 .. 280 18
992247166.UG.FTS.B, 28.98%, 3/12/25 .. 136 141
992247241.UG.FTS.B, 28.98%, 3/12/25 .. 220 228
992257331.UG.FTS.B, 28.98%, 3/12/25 .. 151 153
992257542.UG.FTS.B, 28.98%, 3/12/25 .. 53 55
991989548.UG.FTS.B, 29.45%, 3/12/25 .. 629 659
991990731.UG.FTS.B, 29.45%, 3/12/25 .. 2,901 2,995
991991384.UG.FTS.B, 29.45%, 3/12/25 .. 1,101 1,152
991993171.UG.FTS.B, 29.45%, 3/12/25 .. 9 9
991993551.UG.FTS.B, 29.45%, 3/12/25 .. 1,364 (8)
992019426.UG.FTS.B, 29.45%, 3/12/25 .. 160 168
992030038.UG.FTS.B, 29.45%, 3/12/25 .. 144 148
992257231.UG.FTS.B, 29.45%, 3/12/25 .. 726 (4)
991986129.UG.FTS.B, 29.46%, 3/12/25 .. 521 547
991989181.UG.FTS.B, 29.46%, 3/12/25 .. 51 52
991989663.UG.FTS.B, 29.46%, 3/12/25 .. 532 558
991994387.UG.FTS.B, 29.46%, 3/12/25 .. 1,741 1,828
991994629.UG.FTS.B, 29.46%, 3/12/25 .. 1,731 1,817
991995313.UG.FTS.B, 29.46%, 3/12/25 .. 348 349
991995497.UG.FTS.B, 29.46%, 3/12/25 .. 887 915
992006408.UG.FTS.B, 29.46%, 3/12/25 .. 320 322
992007099.UG.FTS.B, 29.46%, 3/12/25 .. 394 410
992089198.UG.FTS.B, 29.46%, 3/12/25 .. 88 93
992143389.UG.FTS.B, 29.46%, 3/12/25 .. 270 63
991987051.UG.FTS.B, 29.47%, 3/12/25 .. 171 175
991989007.UG.FTS.B, 29.47%, 3/12/25 .. 358 359
991994040.UG.FTS.B, 29.47%, 3/12/25 .. 281 286
991994628.UG.FTS.B, 29.47%, 3/12/25 .. 3,364 3,528
991995419.UG.FTS.B, 29.47%, 3/12/25 .. 123 128
992025113.UG.FTS.B, 29.47%, 3/12/25 .. 118 119
992055586.UG.FTS.B, 29.47%, 3/12/25 .. 41 42
992066355.UG.FTS.B, 29.47%, 3/12/25 .. 177 184
991987387.UG.FTS.B, 29.48%, 3/12/25 .. 1,304 1,319
991987928.UG.FTS.B, 29.48%, 3/12/25 .. 1,858 1,958
991990060.UG.FTS.B, 29.48%, 3/12/25 .. 441 446
991991882.UG.FTS.B, 29.48%, 3/12/25 .. 1,318 1,377
991993286.UG.FTS.B, 29.48%, 3/12/25 .. 13 13
991993705.UG.FTS.B, 29.48%, 3/12/25 .. 41 14
991994796.UG.FTS.B, 29.48%, 3/12/25 .. 310 300
991994940.UG.FTS.B, 29.48%, 3/12/25 .. 685 695
991995247.UG.FTS.B, 29.48%, 3/12/25 .. 891 913
992060916.UG.FTS.B, 29.48%, 3/12/25 .. 25 4
992100757.UG.FTS.B, 29.48%, 3/12/25 .. 306 319
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992133983.UG.FTS.B, 29.48%, 3/12/25 .. $ 267 $ 279
991976662.UG.FTS.B, 29.49%, 3/12/25 .. 5 5
991977203.UG.FTS.B, 29.49%, 3/12/25 .. 307 320
991977874.UG.FTS.B, 29.49%, 3/12/25 .. 23 23
991978077.UG.FTS.B, 29.49%, 3/12/25 .. 262 61
991978930.UG.FTS.B, 29.49%, 3/12/25 .. 126 9
991980382.UG.FTS.B, 29.49%, 3/12/25 .. 60 62
991980527.UG.FTS.B, 29.49%, 3/12/25 .. 1,463 1,498
991983424.UG.FTS.B, 29.49%, 3/12/25 .. 78 82
991983427.UG.FTS.B, 29.49%, 3/12/25 .. 19 19
991983750.UG.FTS.B, 29.49%, 3/12/25 .. 400 419
991986150.UG.FTS.B, 29.49%, 3/12/25 .. 616 80
991987141.UG.FTS.B, 29.49%, 3/12/25 .. 2,272 2,403
991988086.UG.FTS.B, 29.49%, 3/12/25 .. 1,360 1,432
991988171.UG.FTS.B, 29.49%, 3/12/25 .. 599 612
991989453.UG.FTS.B, 29.49%, 3/12/25 .. 243 243
991990855.UG.FTS.B, 29.49%, 3/12/25 .. 949 994
991990989.UG.FTS.B, 29.49%, 3/12/25 .. 1,883 459
991991523.UG.FTS.B, 29.49%, 3/12/25 .. 990 1,013
991991622.UG.FTS.B, 29.49%, 3/12/25 .. 126 8
991991745.UG.FTS.B, 29.49%, 3/12/25 .. 2,624 2,776
991991963.UG.FTS.B, 29.49%, 3/12/25 .. 549 550
991992118.UG.FTS.B, 29.49%, 3/12/25 .. 296 310
991993361.UG.FTS.B, 29.49%, 3/12/25 .. 2,612 2,764
991994026.UG.FTS.B, 29.49%, 3/12/25 .. 2,104 2,199
991994236.UG.FTS.B, 29.49%, 3/12/25 .. 1,044 1,105
991994319.UG.FTS.B, 29.49%, 3/12/25 .. 1,228 1,300
991994330.UG.FTS.B, 29.49%, 3/12/25 .. 1,001 1,058
991994648.UG.FTS.B, 29.49%, 3/12/25 .. 245 33
991995051.UG.FTS.B, 29.49%, 3/12/25 .. 492 494
991995510.UG.FTS.B, 29.49%, 3/12/25 .. 1,328 1,399
991995665.UG.FTS.B, 29.49%, 3/12/25 .. 305 73
991997278.UG.FTS.B, 29.49%, 3/12/25 .. 181 190
991997790.UG.FTS.B, 29.49%, 3/12/25 .. 273 277
992000377.UG.FTS.B, 29.49%, 3/12/25 .. 364 376
992000397.UG.FTS.B, 29.49%, 3/12/25 .. 145 36
992000795.UG.FTS.B, 29.49%, 3/12/25 .. 1,742 1,734
992002282.UG.FTS.B, 29.49%, 3/12/25 .. 37 38
992004355.UG.FTS.B, 29.49%, 3/12/25 .. 1,043 1,104
992005877.UG.FTS.B, 29.49%, 3/12/25 .. – –
992007425.UG.FTS.B, 29.49%, 3/12/25 .. 217 222
992008926.UG.FTS.B, 29.49%, 3/12/25 .. 534 557
992009637.UG.FTS.B, 29.49%, 3/12/25 .. 113 27
992010263.UG.FTS.B, 29.49%, 3/12/25 .. 260 260
992010952.UG.FTS.B, 29.49%, 3/12/25 .. 72 75
992011579.UG.FTS.B, 29.49%, 3/12/25 .. 640 (14)
992013223.UG.FTS.B, 29.49%, 3/12/25 .. 602 625
992013349.UG.FTS.B, 29.49%, 3/12/25 .. 19 9
992018253.UG.FTS.B, 29.49%, 3/12/25 .. 99 98
992019142.UG.FTS.B, 29.49%, 3/12/25 .. 33 33
992019716.UG.FTS.B, 29.49%, 3/12/25 .. 81 85
992021257.UG.FTS.B, 29.49%, 3/12/25 .. 572 602
992022552.UG.FTS.B, 29.49%, 3/12/25 .. 112 118
992024088.UG.FTS.B, 29.49%, 3/12/25 .. 282 287
992025987.UG.FTS.B, 29.49%, 3/12/25 .. 132 139
992028970.UG.FTS.B, 29.49%, 3/12/25 .. 160 163
992031894.UG.FTS.B, 29.49%, 3/12/25 .. 589 623
992032191.UG.FTS.B, 29.49%, 3/12/25 .. 159 165

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992033131.UG.FTS.B, 29.49%, 3/12/25 .. $ 134 $ 142
992034628.UG.FTS.B, 29.49%, 3/12/25 .. 622 649
992035459.UG.FTS.B, 29.49%, 3/12/25 .. 387 26
992035645.UG.FTS.B, 29.49%, 3/12/25 .. 121 128
992035786.UG.FTS.B, 29.49%, 3/12/25 .. 2,080 2,201
992035947.UG.FTS.B, 29.49%, 3/12/25 .. 22 10
992038154.UG.FTS.B, 29.49%, 3/12/25 .. 1,071 254
992039343.UG.FTS.B, 29.49%, 3/12/25 .. 343 351
992040849.UG.FTS.B, 29.49%, 3/12/25 .. 36 37
992045594.UG.FTS.B, 29.49%, 3/12/25 .. 107 112
992045738.UG.FTS.B, 29.49%, 3/12/25 .. 3 3
992054780.UG.FTS.B, 29.49%, 3/12/25 .. 189 199
992059724.UG.FTS.B, 29.49%, 3/12/25 .. 73 76
992059917.UG.FTS.B, 29.49%, 3/12/25 .. 1,629 1,698
992062759.UG.FTS.B, 29.49%, 3/12/25 .. 201 204
992063028.UG.FTS.B, 29.49%, 3/12/25 .. 393 415
992064759.UG.FTS.B, 29.49%, 3/12/25 .. 90 95
992066033.UG.FTS.B, 29.49%, 3/12/25 .. 82 86
992070590.UG.FTS.B, 29.49%, 3/12/25 .. 228 (8)
992073351.UG.FTS.B, 29.49%, 3/12/25 .. 58 61
992077273.UG.FTS.B, 29.49%, 3/12/25 .. 207 219
992077869.UG.FTS.B, 29.49%, 3/12/25 .. 354 348
992079967.UG.FTS.B, 29.49%, 3/12/25 .. 28 29
992081543.UG.FTS.B, 29.49%, 3/12/25 .. 155 162
992088547.UG.FTS.B, 29.49%, 3/12/25 .. 46 47
992088572.UG.FTS.B, 29.49%, 3/12/25 .. 222 233
992089447.UG.FTS.B, 29.49%, 3/12/25 .. 55 57
992092159.UG.FTS.B, 29.49%, 3/12/25 .. 1,378 1,457
992093151.UG.FTS.B, 29.49%, 3/12/25 .. 228 233
992095056.UG.FTS.B, 29.49%, 3/12/25 .. 149 155
992098219.UG.FTS.B, 29.49%, 3/12/25 .. 674 712
992098441.UG.FTS.B, 29.49%, 3/12/25 .. 1,036 1,076
992100561.UG.FTS.B, 29.49%, 3/12/25 .. 106 107
992108295.UG.FTS.B, 29.49%, 3/12/25 .. 45 46
992109359.UG.FTS.B, 29.49%, 3/12/25 .. 520 550
992110271.UG.FTS.B, 29.49%, 3/12/25 .. 104 106
992111365.UG.FTS.B, 29.49%, 3/12/25 .. 149 154
992112852.UG.FTS.B, 29.49%, 3/12/25 .. 236 (10)
992114816.UG.FTS.B, 29.49%, 3/12/25 .. 24 24
992117674.UG.FTS.B, 29.49%, 3/12/25 .. 201 210
992126893.UG.FTS.B, 29.49%, 3/12/25 .. 136 44
992130738.UG.FTS.B, 29.49%, 3/12/25 .. 97 102
992132486.UG.FTS.B, 29.49%, 3/12/25 .. 43 43
992134255.UG.FTS.B, 29.49%, 3/12/25 .. 12 12
992135434.UG.FTS.B, 29.49%, 3/12/25 .. – –
992137600.UG.FTS.B, 29.49%, 3/12/25 .. 714 749
992143879.UG.FTS.B, 29.49%, 3/12/25 .. 158 161
992146627.UG.FTS.B, 29.49%, 3/12/25 .. 494 65
992147169.UG.FTS.B, 29.49%, 3/12/25 .. 20 20
992147231.UG.FTS.B, 29.49%, 3/12/25 .. 2,033 2,135
992147400.UG.FTS.B, 29.49%, 3/12/25 .. 75 78
992154641.UG.FTS.B, 29.49%, 3/12/25 .. 175 23
992156451.UG.FTS.B, 29.49%, 3/12/25 .. 511 123
992156960.UG.FTS.B, 29.49%, 3/12/25 .. 397 (23)
992157039.UG.FTS.B, 29.49%, 3/12/25 .. 374 392
992157569.UG.FTS.B, 29.49%, 3/12/25 .. 224 231
992158058.UG.FTS.B, 29.49%, 3/12/25 .. 949 63
992159029.UG.FTS.B, 29.49%, 3/12/25 .. 275 288
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992159120.UG.FTS.B, 29.49%, 3/12/25 .. $ 722 $ 751
992162823.UG.FTS.B, 29.49%, 3/12/25 .. 110 114
992163923.UG.FTS.B, 29.49%, 3/12/25 .. 99 104
992166865.UG.FTS.B, 29.49%, 3/12/25 .. 114 119
992167273.UG.FTS.B, 29.49%, 3/12/25 .. 137 144
992167277.UG.FTS.B, 29.49%, 3/12/25 .. 762 790
992167738.UG.FTS.B, 29.49%, 3/12/25 .. 619 649
992167986.UG.FTS.B, 29.49%, 3/12/25 .. 56 57
992170895.UG.FTS.B, 29.49%, 3/12/25 .. 25 25
992171416.UG.FTS.B, 29.49%, 3/12/25 .. 135 141
992172294.UG.FTS.B, 29.49%, 3/12/25 .. 270 284
992175112.UG.FTS.B, 29.49%, 3/12/25 .. 51 53
992178667.UG.FTS.B, 29.49%, 3/12/25 .. 87 90
992181548.UG.FTS.B, 29.49%, 3/12/25 .. 274 287
992189183.UG.FTS.B, 29.49%, 3/12/25 .. 2,574 548
992189290.UG.FTS.B, 29.49%, 3/12/25 .. 239 253
992196076.UG.FTS.B, 29.49%, 3/12/25 .. 7 6
992200227.UG.FTS.B, 29.49%, 3/12/25 .. 87 90
992204874.UG.FTS.B, 29.49%, 3/12/25 .. 26 26
992204979.UG.FTS.B, 29.49%, 3/12/25 .. 476 101
992205759.UG.FTS.B, 29.49%, 3/12/25 .. 18 18
992220821.UG.FTS.B, 29.49%, 3/12/25 .. 25 2
992230372.UG.FTS.B, 29.49%, 3/12/25 .. 285 294
992235558.UG.FTS.B, 29.49%, 3/12/25 .. 629 47
992237645.UG.FTS.B, 29.49%, 3/12/25 .. 1,092 1,136
992240381.UG.FTS.B, 29.49%, 3/12/25 .. 21 21
992253395.UG.FTS.B, 29.49%, 3/12/25 .. 46 46
992257397.UG.FTS.B, 29.49%, 3/12/25 .. 474 491
992005851.UG.FTS.B, 29.99%, 3/12/25 .. 23 23
992228275.UG.FTS.B, Zero Cpn, 3/13/25 . 196 14
992242389.UG.FTS.B, Zero Cpn, 3/13/25 . 102 7
992221575.UG.FTS.B, 28.98%, 3/13/25 .. 253 262
992223214.UG.FTS.B, 28.98%, 3/13/25 .. 62 65
992228277.UG.FTS.B, 28.98%, 3/13/25 .. 2,385 2,468
992252799.UG.FTS.B, 28.98%, 3/13/25 .. 273 282
992256231.UG.FTS.B, 28.98%, 3/13/25 .. 115 119
992257494.UG.FTS.B, 28.98%, 3/13/25 .. 809 837
992223485.UG.FTS.B, 29.49%, 3/13/25 .. 104 108
992223722.UG.FTS.B, 29.49%, 3/13/25 .. – –
992230170.UG.FTS.B, 29.49%, 3/13/25 .. 99 23
992236810.UG.FTS.B, 29.49%, 3/13/25 .. 224 229
992238871.UG.FTS.B, 29.49%, 3/13/25 .. 25 26
992241503.UG.FTS.B, 29.49%, 3/13/25 .. 25 25
992247512.UG.FTS.B, 29.49%, 3/13/25 .. 109 113
992248104.UG.FTS.B, 29.49%, 3/13/25 .. 2,042 2,126
992253061.UG.FTS.B, 29.49%, 3/13/25 .. 140 145
992223650.UG.FTS.B, 28.98%, 3/14/25 .. 83 85
992243808.UG.FTS.B, 28.98%, 3/14/25 .. 232 241
992246618.UG.FTS.B, 28.98%, 3/14/25 .. 97 100
992249792.UG.FTS.B, 28.98%, 3/14/25 .. 134 139
992222734.UG.FTS.B, 29.49%, 3/14/25 .. 183 189
992229305.UG.FTS.B, 29.49%, 3/14/25 .. 18 10
992236796.UG.FTS.B, 29.49%, 3/14/25 .. 95 99
992236869.UG.FTS.B, 29.49%, 3/14/25 .. 819 850
992240415.UG.FTS.B, 29.49%, 3/14/25 .. 143 142
992240511.UG.FTS.B, 29.49%, 3/14/25 .. 122 125
992245569.UG.FTS.B, 29.49%, 3/14/25 .. 23 23
992247445.UG.FTS.B, 29.49%, 3/14/25 .. 1,711 1,771

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992249104.UG.FTS.B, 29.49%, 3/14/25 .. $ 89 $ 21
992255301.UG.FTS.B, 29.49%, 3/14/25 .. 166 22
992220612.UG.FTS.B, 19.21%, 3/15/25 .. 1,627 1,649
992228652.UG.FTS.B, 19.99%, 3/15/25 .. 282 293
992241532.UG.FTS.B, 19.99%, 3/15/25 .. 97 101
992238765.UG.FTS.B, 20.97%, 3/15/25 .. 304 308
992256512.UG.FTS.B, 22.97%, 3/15/25 .. 1,257 1,270
992235062.UG.FTS.B, 27.95%, 3/15/25 .. 230 238
992228342.UG.FTS.B, 28.98%, 3/15/25 .. 2,593 2,677
992235376.UG.FTS.B, 28.98%, 3/15/25 .. 136 141
992249106.UG.FTS.B, 28.98%, 3/15/25 .. 290 300
992256826.UG.FTS.B, 28.98%, 3/15/25 .. 544 564
992256568.UG.FTS.B, 29.46%, 3/15/25 .. 172 176
992227992.UG.FTS.B, 29.47%, 3/15/25 .. 9 9
992246432.UG.FTS.B, 29.47%, 3/15/25 .. 132 137
992221265.UG.FTS.B, 29.49%, 3/15/25 .. 268 276
992225292.UG.FTS.B, 29.49%, 3/15/25 .. 81 86
992228003.UG.FTS.B, 29.49%, 3/15/25 .. 1,780 1,841
992230655.UG.FTS.B, 29.49%, 3/15/25 .. 699 724
992234833.UG.FTS.B, 29.49%, 3/15/25 .. 426 100
992236749.UG.FTS.B, 29.49%, 3/15/25 .. 60 (2)
992245098.UG.FTS.B, 29.49%, 3/15/25 .. 94 6
992246476.UG.FTS.B, 29.49%, 3/15/25 .. 676 670
992247585.UG.FTS.B, 29.49%, 3/15/25 .. 346 18
992257031.UG.FTS.B, 29.49%, 3/15/25 .. 111 14
992257274.UG.FTS.B, 29.49%, 3/15/25 .. 114 15
992061037.UG.FTS.B, Zero Cpn, 3/17/25 . 975 68
992053018.UG.FTS.B, 14.97%, 3/19/25 .. 277 281
992166128.UG.FTS.B, 16.99%, 3/20/25 .. 7 7
992061796.UG.FTS.B, 19.99%, 3/21/25 .. 357 365
992064012.UG.FTS.B, 19.99%, 3/21/25 .. 204 26
992078267.UG.FTS.B, 19.99%, 3/21/25 .. 13 13
992100473.UG.FTS.B, 19.99%, 3/21/25 .. 88 92
992109544.UG.FTS.B, 19.99%, 3/21/25 .. 173 179
992162015.UG.FTS.B, 19.99%, 3/21/25 .. 195 205
992179076.UG.FTS.B, 19.99%, 3/21/25 .. 150 158
992073583.UG.FTS.B, 20.46%, 3/21/25 .. 3,105 3,104
992073957.UG.FTS.B, 21.46%, 3/21/25 .. 920 116
992207343.UG.FTS.B, 27.95%, 3/21/25 .. 54 56
992071680.UG.FTS.B, 27.99%, 3/21/25 .. 325 342
992060839.UG.FTS.B, 28.98%, 3/21/25 .. 136 143
992063879.UG.FTS.B, 28.98%, 3/21/25 .. 133 138
992069610.UG.FTS.B, 28.98%, 3/21/25 .. 670 680
992069661.UG.FTS.B, 28.98%, 3/21/25 .. 1,749 1,812
992069739.UG.FTS.B, 28.98%, 3/21/25 .. 133 134
992070914.UG.FTS.B, 28.98%, 3/21/25 .. 752 789
992071444.UG.FTS.B, 28.98%, 3/21/25 .. 2,939 211
992071845.UG.FTS.B, 28.98%, 3/21/25 .. 189 187
992072135.UG.FTS.B, 28.98%, 3/21/25 .. 1,068 1,101
992073866.UG.FTS.B, 28.98%, 3/21/25 .. 220 224
992147792.UG.FTS.B, 28.98%, 3/21/25 .. 195 198
992208341.UG.FTS.B, 28.98%, 3/21/25 .. 176 182
992308790.UG.FTS.B, 28.98%, 3/21/25 .. 169 22
992310768.UG.FTS.B, 28.98%, 3/21/25 .. 15 15
992311154.UG.FTS.B, 28.98%, 3/21/25 .. 1,247 1,295
992059747.UG.FTS.B, 29.45%, 3/21/25 .. 1,571 1,612
992300765.UG.FTS.B, 29.45%, 3/21/25 .. 103 105
992057082.UG.FTS.B, 29.46%, 3/21/25 .. 1,116 1,138
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992064315.UG.FTS.B, 29.46%, 3/21/25 .. $ 131 $ 138
992068733.UG.FTS.B, 29.46%, 3/21/25 .. 403 405
992110512.UG.FTS.B, 29.46%, 3/21/25 .. 173 181
992072936.UG.FTS.B, 29.47%, 3/21/25 .. 34 34
992179315.UG.FTS.B, 29.47%, 3/21/25 .. 27 27
992207607.UG.FTS.B, 29.47%, 3/21/25 .. 861 892
992325863.UG.FTS.B, 29.47%, 3/21/25 .. 222 228
992182855.UG.FTS.B, 29.48%, 3/21/25 .. 313 320
992058890.UG.FTS.B, 29.49%, 3/21/25 .. 110 112
992063598.UG.FTS.B, 29.49%, 3/21/25 .. 218 227
992065190.UG.FTS.B, 29.49%, 3/21/25 .. 255 18
992065896.UG.FTS.B, 29.49%, 3/21/25 .. 190 200
992068103.UG.FTS.B, 29.49%, 3/21/25 .. 669 680
992068136.UG.FTS.B, 29.49%, 3/21/25 .. – –
992069095.UG.FTS.B, 29.49%, 3/21/25 .. 1,170 1,231
992069341.UG.FTS.B, 29.49%, 3/21/25 .. 1,653 1,750
992077359.UG.FTS.B, 29.49%, 3/21/25 .. 156 162
992077562.UG.FTS.B, 29.49%, 3/21/25 .. 101 107
992078307.UG.FTS.B, 29.49%, 3/21/25 .. 240 244
992079050.UG.FTS.B, 29.49%, 3/21/25 .. 112 116
992081940.UG.FTS.B, 29.49%, 3/21/25 .. 114 116
992084472.UG.FTS.B, 29.49%, 3/21/25 .. 441 447
992098239.UG.FTS.B, 29.49%, 3/21/25 .. 104 110
992115851.UG.FTS.B, 29.49%, 3/21/25 .. 188 198
992129802.UG.FTS.B, 29.49%, 3/21/25 .. 936 973
992146320.UG.FTS.B, 29.49%, 3/21/25 .. 187 193
992149772.UG.FTS.B, 29.49%, 3/21/25 .. 479 505
992154745.UG.FTS.B, 29.49%, 3/21/25 .. 37 38
992226859.UG.FTS.B, 29.49%, 3/21/25 .. 122 124
992235469.UG.FTS.B, 29.49%, 3/21/25 .. 756 786
992264591.UG.FTS.B, 29.49%, 3/21/25 .. 2 1
992300395.UG.FTS.B, 29.49%, 3/21/25 .. 1,206 1,254
992306353.UG.FTS.B, 29.49%, 3/21/25 .. 104 109
992082023.UG.FTS.B, Zero Cpn, 3/22/25 . 223 15
992099977.UG.FTS.B, Zero Cpn, 3/22/25 . 129 9
992162625.UG.FTS.B, 16.99%, 3/22/25 .. 86 88
992073990.UG.FTS.B, 19.99%, 3/22/25 .. 234 234
992084950.UG.FTS.B, 19.99%, 3/22/25 .. 545 573
992104704.UG.FTS.B, 19.99%, 3/22/25 .. 78 79
992343737.UG.FTS.B, 19.99%, 3/22/25 .. 153 12
992273958.UG.FTS.B, 27.95%, 3/22/25 .. 50 51
992086823.UG.FTS.B, 27.99%, 3/22/25 .. 7 7
992108469.UG.FTS.B, 27.99%, 3/22/25 .. 267 280
992084233.UG.FTS.B, 28.98%, 3/22/25 .. 1,057 1,108
992098649.UG.FTS.B, 28.98%, 3/22/25 .. 276 287
992108895.UG.FTS.B, 28.98%, 3/22/25 .. 232 243
992127587.UG.FTS.B, 28.98%, 3/22/25 .. 319 335
992141907.UG.FTS.B, 28.98%, 3/22/25 .. 132 137
992307933.UG.FTS.B, 28.98%, 3/22/25 .. 75 78
992078127.UG.FTS.B, 29.45%, 3/22/25 .. – –
992078559.UG.FTS.B, 29.45%, 3/22/25 .. 57 57
992076170.UG.FTS.B, 29.46%, 3/22/25 .. 321 335
992097805.UG.FTS.B, 29.46%, 3/22/25 .. 2,769 2,909
992068177.UG.FTS.B, 29.47%, 3/22/25 .. 1,099 1,142
992069850.UG.FTS.B, 29.47%, 3/22/25 .. 113 115
992343062.UG.FTS.B, 29.47%, 3/22/25 .. 20 19
992081607.UG.FTS.B, 29.48%, 3/22/25 .. 796 810
992070936.UG.FTS.B, 29.49%, 3/22/25 .. 5 5

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992071257.UG.FTS.B, 29.49%, 3/22/25 .. $ 142 $ 144
992080495.UG.FTS.B, 29.49%, 3/22/25 .. 213 220
992081357.UG.FTS.B, 29.49%, 3/22/25 .. 495 524
992084032.UG.FTS.B, 29.49%, 3/22/25 .. 1,031 (37)
992085704.UG.FTS.B, 29.49%, 3/22/25 .. 248 (8)
992100390.UG.FTS.B, 29.49%, 3/22/25 .. 108 109
992135888.UG.FTS.B, 29.49%, 3/22/25 .. 159 160
992161706.UG.FTS.B, 29.49%, 3/22/25 .. 307 323
992192981.UG.FTS.B, 29.49%, 3/22/25 .. 510 531
992230870.UG.FTS.B, 29.49%, 3/22/25 .. 109 115
992290277.UG.FTS.B, 29.49%, 3/22/25 .. 67 70
992332963.UG.FTS.B, 29.49%, 3/22/25 .. 101 104
992334799.UG.FTS.B, 29.49%, 3/22/25 .. 55 57
992344234.UG.FTS.B, 29.49%, 3/22/25 .. 148 153
992344840.UG.FTS.B, 29.49%, 3/22/25 .. 140 146
992087923.UG.FTS.B, Zero Cpn, 3/23/25 . 146 10
992090503.UG.FTS.B, Zero Cpn, 3/23/25 . 88 6
992099727.UG.FTS.B, Zero Cpn, 3/23/25 . 92 6
992101791.UG.FTS.B, Zero Cpn, 3/23/25 . 244 17
992103300.UG.FTS.B, Zero Cpn, 3/23/25 . 79 5
992167658.UG.FTS.B, Zero Cpn, 3/23/25 . 73 5
992181352.UG.FTS.B, Zero Cpn, 3/23/25 . 142 10
992217489.UG.FTS.B, Zero Cpn, 3/23/25 . 203 14
992227977.UG.FTS.B, Zero Cpn, 3/23/25 . 184 13
992238279.UG.FTS.B, Zero Cpn, 3/23/25 . 269 19
992350403.UG.FTS.B, Zero Cpn, 3/23/25 . 160 11
992203745.UG.FTS.B, 14%, 3/23/25 ..... 405 414
992086808.UG.FTS.B, 15.97%, 3/23/25 .. 39 39
992075269.UG.FTS.B, 16.99%, 3/23/25 .. 246 252
992090809.UG.FTS.B, 16.99%, 3/23/25 .. 2,274 2,328
992103353.UG.FTS.B, 18.97%, 3/23/25 .. 1,188 1,208
992294593.UG.FTS.B, 18.97%, 3/23/25 .. 548 557
992088508.UG.FTS.B, 19.21%, 3/23/25 .. 1,702 1,741
992076512.UG.FTS.B, 19.99%, 3/23/25 .. 454 477
992078517.UG.FTS.B, 19.99%, 3/23/25 .. 1,662 1,718
992080903.UG.FTS.B, 19.99%, 3/23/25 .. 49 48
992084160.UG.FTS.B, 19.99%, 3/23/25 .. 58 60
992084678.UG.FTS.B, 19.99%, 3/23/25 .. 158 160
992085309.UG.FTS.B, 19.99%, 3/23/25 .. 203 206
992085945.UG.FTS.B, 19.99%, 3/23/25 .. 72 76
992085973.UG.FTS.B, 19.99%, 3/23/25 .. 158 162
992086106.UG.FTS.B, 19.99%, 3/23/25 .. 151 153
992094531.UG.FTS.B, 19.99%, 3/23/25 .. 84 85
992100188.UG.FTS.B, 19.99%, 3/23/25 .. 490 512
992103634.UG.FTS.B, 19.99%, 3/23/25 .. 996 1,013
992107336.UG.FTS.B, 19.99%, 3/23/25 .. 319 27
992111582.UG.FTS.B, 19.99%, 3/23/25 .. 96 101
992114995.UG.FTS.B, 19.99%, 3/23/25 .. 236 235
992118648.UG.FTS.B, 19.99%, 3/23/25 .. 528 555
992120079.UG.FTS.B, 19.99%, 3/23/25 .. 189 195
992139407.UG.FTS.B, 19.99%, 3/23/25 .. 382 401
992141420.UG.FTS.B, 19.99%, 3/23/25 .. 339 352
992147171.UG.FTS.B, 19.99%, 3/23/25 .. 575 604
992147344.UG.FTS.B, 19.99%, 3/23/25 .. 376 394
992149031.UG.FTS.B, 19.99%, 3/23/25 .. 640 673
992172315.UG.FTS.B, 19.99%, 3/23/25 .. 248 248
992183886.UG.FTS.B, 19.99%, 3/23/25 .. 115 121
992205953.UG.FTS.B, 19.99%, 3/23/25 .. 101 8
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992214478.UG.FTS.B, 19.99%, 3/23/25 .. $ 99 $ 102
992222259.UG.FTS.B, 19.99%, 3/23/25 .. 312 327
992222263.UG.FTS.B, 19.99%, 3/23/25 .. 1,176 1,236
992229695.UG.FTS.B, 19.99%, 3/23/25 .. 208 217
992236011.UG.FTS.B, 19.99%, 3/23/25 .. 87 88
992244217.UG.FTS.B, 19.99%, 3/23/25 .. 19 19
992266504.UG.FTS.B, 19.99%, 3/23/25 .. 21 21
992284656.UG.FTS.B, 19.99%, 3/23/25 .. 388 407
992287768.UG.FTS.B, 19.99%, 3/23/25 .. 29 29
992321872.UG.FTS.B, 19.99%, 3/23/25 .. 146 152
992326552.UG.FTS.B, 19.99%, 3/23/25 .. 15 15
992092690.UG.FTS.B, 20.45%, 3/23/25 .. 2,983 3,054
992090458.UG.FTS.B, 20.46%, 3/23/25 .. 2,320 2,375
992090758.UG.FTS.B, 20.46%, 3/23/25 .. 2,319 2,374
992092369.UG.FTS.B, 20.46%, 3/23/25 .. 183 14
992117378.UG.FTS.B, 20.46%, 3/23/25 .. 979 991
992124177.UG.FTS.B, 20.46%, 3/23/25 .. 544 555
992089155.UG.FTS.B, 20.97%, 3/23/25 .. 468 477
992091418.UG.FTS.B, 21.46%, 3/23/25 .. 666 682
992092299.UG.FTS.B, 21.98%, 3/23/25 .. 1,671 1,711
992101029.UG.FTS.B, 22.97%, 3/23/25 .. 68 52
992082054.UG.FTS.B, 23.95%, 3/23/25 .. 179 179
992090255.UG.FTS.B, 23.95%, 3/23/25 .. 676 692
992260213.UG.FTS.B, 23.95%, 3/23/25 .. 20 20
992163725.UG.FTS.B, 26.48%, 3/23/25 .. 47 49
992299793.UG.FTS.B, 26.48%, 3/23/25 .. 90 90
992090527.UG.FTS.B, 26.94%, 3/23/25 .. 3,779 3,867
992092866.UG.FTS.B, 26.94%, 3/23/25 .. 2,253 2,298
992083181.UG.FTS.B, 27.95%, 3/23/25 .. 420 434
992085697.UG.FTS.B, 27.95%, 3/23/25 .. 220 224
992127996.UG.FTS.B, 27.95%, 3/23/25 .. 189 197
992172446.UG.FTS.B, 27.95%, 3/23/25 .. 106 111
992173950.UG.FTS.B, 27.95%, 3/23/25 .. 47 48
992227551.UG.FTS.B, 27.95%, 3/23/25 .. 358 372
992248785.UG.FTS.B, 27.95%, 3/23/25 .. 72 72
992253697.UG.FTS.B, 27.95%, 3/23/25 .. 1,431 1,483
992261412.UG.FTS.B, 27.95%, 3/23/25 .. 243 256
992304750.UG.FTS.B, 27.95%, 3/23/25 .. 26 27
992125133.UG.FTS.B, 27.99%, 3/23/25 .. 772 813
992214809.UG.FTS.B, 27.99%, 3/23/25 .. 61 62
992075303.UG.FTS.B, 28.98%, 3/23/25 .. 16 16
992076138.UG.FTS.B, 28.98%, 3/23/25 .. 111 112
992076291.UG.FTS.B, 28.98%, 3/23/25 .. 933 981
992078321.UG.FTS.B, 28.98%, 3/23/25 .. 335 343
992079604.UG.FTS.B, 28.98%, 3/23/25 .. 596 627
992079769.UG.FTS.B, 28.98%, 3/23/25 .. 23 23
992080285.UG.FTS.B, 28.98%, 3/23/25 .. 26 4
992080652.UG.FTS.B, 28.98%, 3/23/25 .. 174 181
992081008.UG.FTS.B, 28.98%, 3/23/25 .. 148 152
992081513.UG.FTS.B, 28.98%, 3/23/25 .. 75 78
992082410.UG.FTS.B, 28.98%, 3/23/25 .. 986 1,036
992084885.UG.FTS.B, 28.98%, 3/23/25 .. 305 306
992085160.UG.FTS.B, 28.98%, 3/23/25 .. 200 206
992085334.UG.FTS.B, 28.98%, 3/23/25 .. 267 264
992086210.UG.FTS.B, 28.98%, 3/23/25 .. 1,323 1,390
992086215.UG.FTS.B, 28.98%, 3/23/25 .. 43 43
992086845.UG.FTS.B, 28.98%, 3/23/25 .. 229 241
992087922.UG.FTS.B, 28.98%, 3/23/25 .. 2,034 2,139

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992090532.UG.FTS.B, 28.98%, 3/23/25 .. $ 154 $ 162
992090957.UG.FTS.B, 28.98%, 3/23/25 .. 248 260
992093069.UG.FTS.B, 28.98%, 3/23/25 .. 162 169
992093517.UG.FTS.B, 28.98%, 3/23/25 .. 120 125
992096907.UG.FTS.B, 28.98%, 3/23/25 .. 43 44
992099728.UG.FTS.B, 28.98%, 3/23/25 .. 103 108
992101005.UG.FTS.B, 28.98%, 3/23/25 .. 76 79
992101195.UG.FTS.B, 28.98%, 3/23/25 .. – –
992103758.UG.FTS.B, 28.98%, 3/23/25 .. 126 127
992104536.UG.FTS.B, 28.98%, 3/23/25 .. 14 14
992105540.UG.FTS.B, 28.98%, 3/23/25 .. 1,013 1,030
992111381.UG.FTS.B, 28.98%, 3/23/25 .. 239 251
992112512.UG.FTS.B, 28.98%, 3/23/25 .. 412 433
992114867.UG.FTS.B, 28.98%, 3/23/25 .. 55 57
992115078.UG.FTS.B, 28.98%, 3/23/25 .. 112 118
992118057.UG.FTS.B, 28.98%, 3/23/25 .. 108 110
992120216.UG.FTS.B, 28.98%, 3/23/25 .. 167 176
992121451.UG.FTS.B, 28.98%, 3/23/25 .. 318 329
992123440.UG.FTS.B, 28.98%, 3/23/25 .. 1,039 1,083
992124776.UG.FTS.B, 28.98%, 3/23/25 .. 116 122
992124813.UG.FTS.B, 28.98%, 3/23/25 .. 11 12
992125987.UG.FTS.B, 28.98%, 3/23/25 .. 109 111
992128305.UG.FTS.B, 28.98%, 3/23/25 .. 7 7
992129330.UG.FTS.B, 28.98%, 3/23/25 .. 138 19
992131302.UG.FTS.B, 28.98%, 3/23/25 .. 56 58
992134836.UG.FTS.B, 28.98%, 3/23/25 .. 148 147
992136112.UG.FTS.B, 28.98%, 3/23/25 .. 289 20
992139646.UG.FTS.B, 28.98%, 3/23/25 .. 176 185
992139852.UG.FTS.B, 28.98%, 3/23/25 .. 545 40
992139915.UG.FTS.B, 28.98%, 3/23/25 .. 480 504
992141070.UG.FTS.B, 28.98%, 3/23/25 .. 488 513
992141770.UG.FTS.B, 28.98%, 3/23/25 .. 694 725
992142185.UG.FTS.B, 28.98%, 3/23/25 .. 907 934
992142312.UG.FTS.B, 28.98%, 3/23/25 .. 129 134
992146339.UG.FTS.B, 28.98%, 3/23/25 .. 33 34
992148319.UG.FTS.B, 28.98%, 3/23/25 .. 289 303
992152825.UG.FTS.B, 28.98%, 3/23/25 .. 516 535
992154713.UG.FTS.B, 28.98%, 3/23/25 .. 50 52
992157302.UG.FTS.B, 28.98%, 3/23/25 .. 138 145
992159141.UG.FTS.B, 28.98%, 3/23/25 .. 344 362
992161777.UG.FTS.B, 28.98%, 3/23/25 .. – –
992162084.UG.FTS.B, 28.98%, 3/23/25 .. 255 20
992162426.UG.FTS.B, 28.98%, 3/23/25 .. 116 9
992163634.UG.FTS.B, 28.98%, 3/23/25 .. 176 177
992163686.UG.FTS.B, 28.98%, 3/23/25 .. 607 639
992165576.UG.FTS.B, 28.98%, 3/23/25 .. 121 125
992174066.UG.FTS.B, 28.98%, 3/23/25 .. 1,718 1,804
992175330.UG.FTS.B, 28.98%, 3/23/25 .. 415 436
992176589.UG.FTS.B, 28.98%, 3/23/25 .. 276 290
992178085.UG.FTS.B, 28.98%, 3/23/25 .. 46 47
992178200.UG.FTS.B, 28.98%, 3/23/25 .. 113 111
992185135.UG.FTS.B, 28.98%, 3/23/25 .. 689 725
992185248.UG.FTS.B, 28.98%, 3/23/25 .. 14 14
992191788.UG.FTS.B, 28.98%, 3/23/25 .. 46 48
992200304.UG.FTS.B, 28.98%, 3/23/25 .. 307 320
992200336.UG.FTS.B, 28.98%, 3/23/25 .. 25 25
992202654.UG.FTS.B, 28.98%, 3/23/25 .. 5 5
992208856.UG.FTS.B, 28.98%, 3/23/25 .. 146 152
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992209732.UG.FTS.B, 28.98%, 3/23/25 .. $ 211 $ 221
992210795.UG.FTS.B, 28.98%, 3/23/25 .. 127 128
992215052.UG.FTS.B, 28.98%, 3/23/25 .. 201 211
992215525.UG.FTS.B, 28.98%, 3/23/25 .. 108 114
992217550.UG.FTS.B, 28.98%, 3/23/25 .. 184 191
992221459.UG.FTS.B, 28.98%, 3/23/25 .. 340 357
992221788.UG.FTS.B, 28.98%, 3/23/25 .. 170 179
992223285.UG.FTS.B, 28.98%, 3/23/25 .. 110 116
992223486.UG.FTS.B, 28.98%, 3/23/25 .. 135 136
992239108.UG.FTS.B, 28.98%, 3/23/25 .. 67 67
992240272.UG.FTS.B, 28.98%, 3/23/25 .. 851 871
992240553.UG.FTS.B, 28.98%, 3/23/25 .. 130 132
992257313.UG.FTS.B, 28.98%, 3/23/25 .. 479 503
992273158.UG.FTS.B, 28.98%, 3/23/25 .. 511 527
992277450.UG.FTS.B, 28.98%, 3/23/25 .. 226 237
992278830.UG.FTS.B, 28.98%, 3/23/25 .. 888 933
992284119.UG.FTS.B, 28.98%, 3/23/25 .. 103 104
992286457.UG.FTS.B, 28.98%, 3/23/25 .. 439 30
992288941.UG.FTS.B, 28.98%, 3/23/25 .. 108 15
992289441.UG.FTS.B, 28.98%, 3/23/25 .. 2,397 2,490
992292344.UG.FTS.B, 28.98%, 3/23/25 .. 71 72
992295903.UG.FTS.B, 28.98%, 3/23/25 .. 90 91
992300829.UG.FTS.B, 28.98%, 3/23/25 .. 162 163
992302544.UG.FTS.B, 28.98%, 3/23/25 .. 32 32
992304763.UG.FTS.B, 28.98%, 3/23/25 .. 74 76
992312284.UG.FTS.B, 28.98%, 3/23/25 .. 98 100
992312443.UG.FTS.B, 28.98%, 3/23/25 .. 901 912
992318692.UG.FTS.B, 28.98%, 3/23/25 .. 850 882
992320318.UG.FTS.B, 28.98%, 3/23/25 .. 18 18
992321649.UG.FTS.B, 28.98%, 3/23/25 .. 614 640
992322320.UG.FTS.B, 28.98%, 3/23/25 .. 604 609
992328709.UG.FTS.B, 28.98%, 3/23/25 .. 49 51
992331794.UG.FTS.B, 28.98%, 3/23/25 .. 1,369 1,423
992332010.UG.FTS.B, 28.98%, 3/23/25 .. 25 2
992343925.UG.FTS.B, 28.98%, 3/23/25 .. 124 8
992345339.UG.FTS.B, 28.98%, 3/23/25 .. 254 264
992091621.UG.FTS.B, 29.45%, 3/23/25 .. 1,392 1,467
992091676.UG.FTS.B, 29.45%, 3/23/25 .. 106 81
992092743.UG.FTS.B, 29.45%, 3/23/25 .. 1,042 1,097
992094325.UG.FTS.B, 29.45%, 3/23/25 .. 545 569
992095428.UG.FTS.B, 29.45%, 3/23/25 .. 126 133
992096825.UG.FTS.B, 29.45%, 3/23/25 .. 1,432 1,508
992107553.UG.FTS.B, 29.45%, 3/23/25 .. 37 38
992131203.UG.FTS.B, 29.45%, 3/23/25 .. 356 362
992146072.UG.FTS.B, 29.45%, 3/23/25 .. 29 29
992154178.UG.FTS.B, 29.45%, 3/23/25 .. 428 450
992159199.UG.FTS.B, 29.45%, 3/23/25 .. 240 255
992219227.UG.FTS.B, 29.45%, 3/23/25 .. 310 323
992260223.UG.FTS.B, 29.45%, 3/23/25 .. 82 86
992075500.UG.FTS.B, 29.46%, 3/23/25 .. 432 (15)
992075662.UG.FTS.B, 29.46%, 3/23/25 .. 102 105
992079475.UG.FTS.B, 29.46%, 3/23/25 .. 50 52
992080779.UG.FTS.B, 29.46%, 3/23/25 .. 337 347
992082316.UG.FTS.B, 29.46%, 3/23/25 .. 101 6
992085613.UG.FTS.B, 29.46%, 3/23/25 .. 44 46
992088160.UG.FTS.B, 29.46%, 3/23/25 .. 42 43
992089207.UG.FTS.B, 29.46%, 3/23/25 .. 377 (13)
992089276.UG.FTS.B, 29.46%, 3/23/25 .. 421 444

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992099262.UG.FTS.B, 29.46%, 3/23/25 .. $ 83 $ 87
992120728.UG.FTS.B, 29.46%, 3/23/25 .. 95 99
992176106.UG.FTS.B, 29.46%, 3/23/25 .. 1,173 162
992206970.UG.FTS.B, 29.46%, 3/23/25 .. 240 57
992230214.UG.FTS.B, 29.46%, 3/23/25 .. 610 81
992234329.UG.FTS.B, 29.46%, 3/23/25 .. 744 784
992236437.UG.FTS.B, 29.46%, 3/23/25 .. 437 460
992093233.UG.FTS.B, 29.47%, 3/23/25 .. 1,443 1,523
992093372.UG.FTS.B, 29.47%, 3/23/25 .. 2,089 2,209
992094849.UG.FTS.B, 29.47%, 3/23/25 .. 487 513
992098450.UG.FTS.B, 29.47%, 3/23/25 .. 600 613
992106683.UG.FTS.B, 29.47%, 3/23/25 .. 1,452 1,530
992118997.UG.FTS.B, 29.47%, 3/23/25 .. 129 129
992128076.UG.FTS.B, 29.47%, 3/23/25 .. 130 137
992173166.UG.FTS.B, 29.47%, 3/23/25 .. 49 50
992230065.UG.FTS.B, 29.47%, 3/23/25 .. 770 813
992286326.UG.FTS.B, 29.47%, 3/23/25 .. 84 89
992086212.UG.FTS.B, 29.48%, 3/23/25 .. 41 (1)
992089191.UG.FTS.B, 29.48%, 3/23/25 .. 405 53
992092155.UG.FTS.B, 29.48%, 3/23/25 .. 1,741 1,844
992100148.UG.FTS.B, 29.48%, 3/23/25 .. 166 169
992100721.UG.FTS.B, 29.48%, 3/23/25 .. 1,261 1,333
992113544.UG.FTS.B, 29.48%, 3/23/25 .. 22 22
992115766.UG.FTS.B, 29.48%, 3/23/25 .. 266 278
992119153.UG.FTS.B, 29.48%, 3/23/25 .. 48 50
992132973.UG.FTS.B, 29.48%, 3/23/25 .. 2,854 3,015
992182984.UG.FTS.B, 29.48%, 3/23/25 .. 84 88
992225919.UG.FTS.B, 29.48%, 3/23/25 .. 109 110
992269534.UG.FTS.B, 29.48%, 3/23/25 .. 162 169
992270543.UG.FTS.B, 29.48%, 3/23/25 .. 132 140
992075010.UG.FTS.B, 29.49%, 3/23/25 .. – –
992075279.UG.FTS.B, 29.49%, 3/23/25 .. 217 228
992075962.UG.FTS.B, 29.49%, 3/23/25 .. 154 160
992076192.UG.FTS.B, 29.49%, 3/23/25 .. 178 185
992076403.UG.FTS.B, 29.49%, 3/23/25 .. 131 135
992076612.UG.FTS.B, 29.49%, 3/23/25 .. 1,247 1,295
992076714.UG.FTS.B, 29.49%, 3/23/25 .. 304 323
992077099.UG.FTS.B, 29.49%, 3/23/25 .. 36 36
992077959.UG.FTS.B, 29.49%, 3/23/25 .. 341 360
992079417.UG.FTS.B, 29.49%, 3/23/25 .. 495 521
992079952.UG.FTS.B, 29.49%, 3/23/25 .. 226 221
992080086.UG.FTS.B, 29.49%, 3/23/25 .. 13 14
992081380.UG.FTS.B, 29.49%, 3/23/25 .. 36 37
992081827.UG.FTS.B, 29.49%, 3/23/25 .. 195 205
992083215.UG.FTS.B, 29.49%, 3/23/25 .. 117 123
992083817.UG.FTS.B, 29.49%, 3/23/25 .. 204 28
992083872.UG.FTS.B, 29.49%, 3/23/25 .. 1,828 1,932
992084707.UG.FTS.B, 29.49%, 3/23/25 .. 80 85
992084835.UG.FTS.B, 29.49%, 3/23/25 .. 214 225
992085314.UG.FTS.B, 29.49%, 3/23/25 .. 73 76
992085405.UG.FTS.B, 29.49%, 3/23/25 .. 14 14
992085601.UG.FTS.B, 29.49%, 3/23/25 .. 315 324
992085899.UG.FTS.B, 29.49%, 3/23/25 .. 142 20
992087323.UG.FTS.B, 29.49%, 3/23/25 .. 397 418
992087535.UG.FTS.B, 29.49%, 3/23/25 .. 751 784
992087878.UG.FTS.B, 29.49%, 3/23/25 .. 191 203
992088239.UG.FTS.B, 29.49%, 3/23/25 .. 2,761 2,937
992088639.UG.FTS.B, 29.49%, 3/23/25 .. 88 90
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992088753.UG.FTS.B, 29.49%, 3/23/25 .. $ 38 $ 38
992089697.UG.FTS.B, 29.49%, 3/23/25 .. 645 681
992090945.UG.FTS.B, 29.49%, 3/23/25 .. 1,181 1,243
992090965.UG.FTS.B, 29.49%, 3/23/25 .. 42 44
992092544.UG.FTS.B, 29.49%, 3/23/25 .. 975 1,032
992093347.UG.FTS.B, 29.49%, 3/23/25 .. 2,768 2,914
992093964.UG.FTS.B, 29.49%, 3/23/25 .. 9 9
992095535.UG.FTS.B, 29.49%, 3/23/25 .. 85 89
992097000.UG.FTS.B, 29.49%, 3/23/25 .. 43 43
992099619.UG.FTS.B, 29.49%, 3/23/25 .. 18 19
992099679.UG.FTS.B, 29.49%, 3/23/25 .. 175 186
992099804.UG.FTS.B, 29.49%, 3/23/25 .. 398 424
992099891.UG.FTS.B, 29.49%, 3/23/25 .. 99 105
992100366.UG.FTS.B, 29.49%, 3/23/25 .. 125 125
992101342.UG.FTS.B, 29.49%, 3/23/25 .. 115 121
992101765.UG.FTS.B, 29.49%, 3/23/25 .. 686 726
992102014.UG.FTS.B, 29.49%, 3/23/25 .. 1,534 114
992104277.UG.FTS.B, 29.49%, 3/23/25 .. 44 44
992104677.UG.FTS.B, 29.49%, 3/23/25 .. 246 258
992104962.UG.FTS.B, 29.49%, 3/23/25 .. 83 87
992105033.UG.FTS.B, 29.49%, 3/23/25 .. 710 749
992105126.UG.FTS.B, 29.49%, 3/23/25 .. 130 115
992105610.UG.FTS.B, 29.49%, 3/23/25 .. 28 28
992105922.UG.FTS.B, 29.49%, 3/23/25 .. 89 93
992106235.UG.FTS.B, 29.49%, 3/23/25 .. 46 47
992106241.UG.FTS.B, 29.49%, 3/23/25 .. 309 325
992107332.UG.FTS.B, 29.49%, 3/23/25 .. 103 108
992108103.UG.FTS.B, 29.49%, 3/23/25 .. 198 208
992109564.UG.FTS.B, 29.49%, 3/23/25 .. 422 431
992110206.UG.FTS.B, 29.49%, 3/23/25 .. 35 36
992110292.UG.FTS.B, 29.49%, 3/23/25 .. 84 88
992112463.UG.FTS.B, 29.49%, 3/23/25 .. 691 730
992115025.UG.FTS.B, 29.49%, 3/23/25 .. 122 128
992116093.UG.FTS.B, 29.49%, 3/23/25 .. 234 248
992116322.UG.FTS.B, 29.49%, 3/23/25 .. 111 9
992117760.UG.FTS.B, 29.49%, 3/23/25 .. 185 26
992120452.UG.FTS.B, 29.49%, 3/23/25 .. 165 (6)
992120540.UG.FTS.B, 29.49%, 3/23/25 .. 25 25
992121896.UG.FTS.B, 29.49%, 3/23/25 .. 354 30
992122993.UG.FTS.B, 29.49%, 3/23/25 .. 535 528
992123182.UG.FTS.B, 29.49%, 3/23/25 .. 277 295
992123466.UG.FTS.B, 29.49%, 3/23/25 .. 146 155
992124518.UG.FTS.B, 29.49%, 3/23/25 .. 87 91
992124733.UG.FTS.B, 29.49%, 3/23/25 .. 47 49
992128723.UG.FTS.B, 29.49%, 3/23/25 .. 25 25
992129393.UG.FTS.B, 29.49%, 3/23/25 .. 96 98
992130283.UG.FTS.B, 29.49%, 3/23/25 .. 121 128
992131223.UG.FTS.B, 29.49%, 3/23/25 .. 841 831
992132653.UG.FTS.B, 29.49%, 3/23/25 .. 891 869
992134100.UG.FTS.B, 29.49%, 3/23/25 .. 165 176
992134832.UG.FTS.B, 29.49%, 3/23/25 .. 3 –
992136810.UG.FTS.B, 29.49%, 3/23/25 .. 444 470
992137745.UG.FTS.B, 29.49%, 3/23/25 .. 215 221
992139577.UG.FTS.B, 29.49%, 3/23/25 .. 145 152
992139886.UG.FTS.B, 29.49%, 3/23/25 .. 81 86
992141532.UG.FTS.B, 29.49%, 3/23/25 .. 35 30
992143800.UG.FTS.B, 29.49%, 3/23/25 .. 168 178
992144043.UG.FTS.B, 29.49%, 3/23/25 .. 35 36

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992145625.UG.FTS.B, 29.49%, 3/23/25 .. $ 135 $ 142
992147037.UG.FTS.B, 29.49%, 3/23/25 .. 107 113
992149128.UG.FTS.B, 29.49%, 3/23/25 .. 277 295
992149809.UG.FTS.B, 29.49%, 3/23/25 .. 242 255
992154893.UG.FTS.B, 29.49%, 3/23/25 .. 325 342
992155143.UG.FTS.B, 29.49%, 3/23/25 .. 135 141
992155386.UG.FTS.B, 29.49%, 3/23/25 .. 65 57
992156242.UG.FTS.B, 29.49%, 3/23/25 .. 95 13
992159160.UG.FTS.B, 29.49%, 3/23/25 .. 49 51
992160995.UG.FTS.B, 29.49%, 3/23/25 .. 51 8
992167628.UG.FTS.B, 29.49%, 3/23/25 .. 772 819
992168335.UG.FTS.B, 29.49%, 3/23/25 .. 230 241
992169203.UG.FTS.B, 29.49%, 3/23/25 .. 215 220
992174056.UG.FTS.B, 29.49%, 3/23/25 .. 277 293
992177382.UG.FTS.B, 29.49%, 3/23/25 .. 3,458 3,640
992180007.UG.FTS.B, 29.49%, 3/23/25 .. 12 12
992182513.UG.FTS.B, 29.49%, 3/23/25 .. 224 228
992182554.UG.FTS.B, 29.49%, 3/23/25 .. 71 74
992188338.UG.FTS.B, 29.49%, 3/23/25 .. 142 149
992191296.UG.FTS.B, 29.49%, 3/23/25 .. 273 288
992201970.UG.FTS.B, 29.49%, 3/23/25 .. 244 249
992202006.UG.FTS.B, 29.49%, 3/23/25 .. 708 725
992203124.UG.FTS.B, 29.49%, 3/23/25 .. 1,012 1,071
992205846.UG.FTS.B, 29.49%, 3/23/25 .. 342 (5)
992208250.UG.FTS.B, 29.49%, 3/23/25 .. 200 204
992215462.UG.FTS.B, 29.49%, 3/23/25 .. 229 241
992215505.UG.FTS.B, 29.49%, 3/23/25 .. 83 88
992219377.UG.FTS.B, 29.49%, 3/23/25 .. 707 (25)
992219910.UG.FTS.B, 29.49%, 3/23/25 .. 275 293
992221268.UG.FTS.B, 29.49%, 3/23/25 .. 350 362
992222447.UG.FTS.B, 29.49%, 3/23/25 .. 146 143
992222570.UG.FTS.B, 29.49%, 3/23/25 .. 231 244
992226804.UG.FTS.B, 29.49%, 3/23/25 .. 79 82
992228318.UG.FTS.B, 29.49%, 3/23/25 .. 55 58
992229716.UG.FTS.B, 29.49%, 3/23/25 .. 72 76
992231380.UG.FTS.B, 29.49%, 3/23/25 .. 78 82
992231383.UG.FTS.B, 29.49%, 3/23/25 .. 6 6
992231724.UG.FTS.B, 29.49%, 3/23/25 .. 420 426
992236311.UG.FTS.B, 29.49%, 3/23/25 .. 206 217
992238462.UG.FTS.B, 29.49%, 3/23/25 .. 188 193
992239237.UG.FTS.B, 29.49%, 3/23/25 .. 55 57
992254291.UG.FTS.B, 29.49%, 3/23/25 .. 29 29
992255455.UG.FTS.B, 29.49%, 3/23/25 .. 35 36
992261524.UG.FTS.B, 29.49%, 3/23/25 .. 167 (12)
992263600.UG.FTS.B, 29.49%, 3/23/25 .. 348 369
992268242.UG.FTS.B, 29.49%, 3/23/25 .. 190 198
992270406.UG.FTS.B, 29.49%, 3/23/25 .. 94 99
992271242.UG.FTS.B, 29.49%, 3/23/25 .. 523 542
992287585.UG.FTS.B, 29.49%, 3/23/25 .. 126 133
992288841.UG.FTS.B, 29.49%, 3/23/25 .. 201 204
992293802.UG.FTS.B, 29.49%, 3/23/25 .. 131 131
992294183.UG.FTS.B, 29.49%, 3/23/25 .. 510 528
992302403.UG.FTS.B, 29.49%, 3/23/25 .. 37 37
992303999.UG.FTS.B, 29.49%, 3/23/25 .. 684 709
992318777.UG.FTS.B, 29.49%, 3/23/25 .. 165 168
992328658.UG.FTS.B, 29.49%, 3/23/25 .. 137 143
992331468.UG.FTS.B, 29.49%, 3/23/25 .. 120 124
992331793.UG.FTS.B, 29.49%, 3/23/25 .. 218 226
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992333149.UG.FTS.B, 29.49%, 3/23/25 .. $ 19 $ 20
992345222.UG.FTS.B, 29.49%, 3/23/25 .. 13 13
992347137.UG.FTS.B, 29.49%, 3/23/25 .. 102 107
992349340.UG.FTS.B, 29.49%, 3/23/25 .. 314 327
992349445.UG.FTS.B, 29.49%, 3/23/25 .. 71 3
992349685.UG.FTS.B, 29.49%, 3/23/25 .. 340 353
992348097.UG.FTS.B, 26.94%, 3/24/25 .. 2,022 2,045
992348688.UG.FTS.B, 28.98%, 3/24/25 .. 388 403
992348978.UG.FTS.B, 28.98%, 3/24/25 .. 153 159
992344862.UG.FTS.B, 29.45%, 3/24/25 .. 47 48
992346001.UG.FTS.B, 29.49%, 3/24/25 .. 135 140
992346285.UG.FTS.B, 29.49%, 3/24/25 .. 14 14
992347851.UG.FTS.B, 29.49%, 3/24/25 .. 45 46
992347993.UG.FTS.B, 29.49%, 3/24/25 .. 472 489
992349011.UG.FTS.B, 29.49%, 3/24/25 .. 170 177
992350144.UG.FTS.B, 29.49%, 3/24/25 .. 271 282
992350513.UG.FTS.B, 29.49%, 3/24/25 .. 47 48
992093797.UG.FTS.B, 15.97%, 3/25/25 .. 1,814 1,856
992100630.UG.FTS.B, 15.97%, 3/25/25 .. 324 332
992091162.UG.FTS.B, 17.99%, 3/25/25 .. 2,096 2,144
992183815.UG.FTS.B, 17.99%, 3/26/25 .. 411 421
992229488.UG.FTS.B, 15.97%, 3/28/25 .. 46 46
992130189.UG.FTS.B, 17.99%, 3/28/25 .. 17 17
992149701.UG.FTS.B, 17.99%, 3/28/25 .. 113 115
992161505.UG.FTS.B, 15.97%, 3/30/25 .. 86 88
992151176.UG.FTS.B, 16.99%, 3/30/25 .. 56 57
992220928.UG.FTS.B, 16.99%, 3/30/25 .. 124 124
992149696.UG.FTS.B, 17.99%, 3/30/25 .. 643 650
992164557.UG.FTS.B, 17.99%, 3/30/25 .. 94 95
992236318.UG.FTS.B, 17.99%, 3/30/25 .. 250 254
992263228.UG.FTS.B, 17.99%, 3/30/25 .. 1,299 1,311
992293029.UG.FTS.B, 17.99%, 3/30/25 .. 699 87
992149764.UG.FTS.B, 22.97%, 3/30/25 .. 1,251 1,271
992199585.UG.FTS.B, 22.97%, 3/30/25 .. 186 184
992300267.UG.FTS.B, 16.99%, 3/31/25 .. 956 975
992200988.UG.FTS.B, 18.8%, 3/31/25 ... 483 492
992232064.UG.FTS.B, 19.21%, 3/31/25 .. 104 106
992177013.UG.FTS.B, 15%, 4/01/25 ..... 1,292 1,288
992385335.UG.FTS.B, 15%, 4/01/25 ..... 671 684
992192029.UG.FTS.B, 15.97%, 4/01/25 .. 92 94
992256830.UG.FTS.B, 15.97%, 4/01/25 .. 961 986
992286025.UG.FTS.B, 15.97%, 4/01/25 .. 27 27
992169526.UG.FTS.B, 16.99%, 4/01/25 .. 260 262
992191535.UG.FTS.B, 16.99%, 4/01/25 .. 614 626
992318980.UG.FTS.B, 17.99%, 4/01/25 .. 4,177 4,284
992393499.UG.FTS.B, 17.99%, 4/01/25 .. 52 53
992160230.UG.FTS.B, 19.8%, 4/01/25 ... 78 78
992235536.UG.FTS.B, 19.8%, 4/01/25 ... 249 255
992218827.UG.FTS.B, 20.97%, 4/01/25 .. 1,529 –
992192257.UG.FTS.B, 21.46%, 4/01/25 .. 16 16
992192791.UG.FTS.B, 21.46%, 4/01/25 .. 170 175
992202494.UG.FTS.B, 21.46%, 4/01/25 .. 233 234
992201027.UG.FTS.B, 21.97%, 4/01/25 .. 305 310
992159329.UG.FTS.B, 21.98%, 4/01/25 .. 205 208
992173863.UG.FTS.B, 25.95%, 4/01/25 .. 31 31
992217849.UG.FTS.B, 14.98%, 4/02/25 .. 3,003 3,087
992279155.UG.FTS.B, 14.98%, 4/02/25 .. 427 439
992371293.UG.FTS.B, 15%, 4/02/25 ..... 183 187

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992218853.UG.FTS.B, 15.97%, 4/02/25 .. $ 1,739 $ 1,788
992237498.UG.FTS.B, 15.97%, 4/02/25 .. 5,698 5,857
992262276.UG.FTS.B, 15.97%, 4/02/25 .. 254 261
992275068.UG.FTS.B, 15.97%, 4/02/25 .. 251 258
992348574.UG.FTS.B, 15.97%, 4/02/25 .. 1,735 1,783
992172915.UG.FTS.B, 16.99%, 4/02/25 .. 515 529
992199181.UG.FTS.B, 16.99%, 4/02/25 .. 868 892
992211134.UG.FTS.B, 16.99%, 4/02/25 .. 103 104
992213440.UG.FTS.B, 16.99%, 4/02/25 .. 439 446
992224483.UG.FTS.B, 16.99%, 4/02/25 .. 185 189
992252139.UG.FTS.B, 16.99%, 4/02/25 .. 211 217
992269575.UG.FTS.B, 16.99%, 4/02/25 .. 934 940
992340432.UG.FTS.B, 16.99%, 4/02/25 .. 433 442
992174565.UG.FTS.B, 17.99%, 4/02/25 .. 68 69
992197966.UG.FTS.B, 17.99%, 4/02/25 .. 259 260
992219195.UG.FTS.B, 17.99%, 4/02/25 .. 523 523
992247549.UG.FTS.B, 17.99%, 4/02/25 .. 295 303
992281998.UG.FTS.B, 17.99%, 4/02/25 .. 114 114
992218057.UG.FTS.B, 18.97%, 4/02/25 .. 237 240
992194074.UG.FTS.B, 19.21%, 4/02/25 .. 1,022 1,034
992227054.UG.FTS.B, 19.21%, 4/02/25 .. 21 21
992235684.UG.FTS.B, 19.21%, 4/02/25 .. 202 208
992172657.UG.FTS.B, 19.8%, 4/02/25 ... 294 302
992218660.UG.FTS.B, 19.8%, 4/02/25 ... 644 647
992237579.UG.FTS.B, 19.8%, 4/02/25 ... 2,052 2,111
992188005.UG.FTS.B, 20.46%, 4/02/25 .. 337 343
992182027.UG.FTS.B, 20.97%, 4/02/25 .. 40 40
992196318.UG.FTS.B, 21.46%, 4/02/25 .. 16 16
992200970.UG.FTS.B, 21.46%, 4/02/25 .. 163 168
992207780.UG.FTS.B, 21.46%, 4/02/25 .. 111 114
992182313.UG.FTS.B, 21.98%, 4/02/25 .. 508 519
992199234.UG.FTS.B, 21.98%, 4/02/25 .. 183 185
992241413.UG.FTS.B, 17.99%, 4/03/25 .. 77 78
992313879.UG.FTS.B, 17.99%, 4/03/25 .. 1,715 1,745
992353489.UG.FTS.B, 17.99%, 4/03/25 .. 22 22
992193179.UG.FTS.B, 18.97%, 4/03/25 .. 591 584
992210631.UG.FTS.B, 18.97%, 4/03/25 .. 108 110
992198438.UG.FTS.B, 20.97%, 4/03/25 .. 3,063 3,113
992189142.UG.FTS.B, 21.46%, 4/03/25 .. 1,371 1,391
992193789.UG.FTS.B, 21.46%, 4/03/25 .. 1,830 1,836
992233042.UG.FTS.B, 21.46%, 4/03/25 .. 13 13
992187308.UG.FTS.B, 22.97%, 4/03/25 .. 2,314 2,347
992208957.UG.FTS.B, Zero Cpn, 4/04/25 . 147 10
992441413.UG.FTS.B, Zero Cpn, 4/04/25 . 451 32
992454336.UG.FTS.B, Zero Cpn, 4/04/25 . 792 56
992269592.UG.FTS.B, 14%, 4/04/25 ..... 14 14
992270030.UG.FTS.B, 14%, 4/04/25 ..... 103 105
992230337.UG.FTS.B, 14.98%, 4/04/25 .. 667 675
992232001.UG.FTS.B, 15.97%, 4/04/25 .. 141 143
992353155.UG.FTS.B, 15.97%, 4/04/25 .. 89 90
992377313.UG.FTS.B, 15.97%, 4/04/25 .. 241 27
992383612.UG.FTS.B, 16.99%, 4/04/25 .. 168 170
992466354.UG.FTS.B, 16.99%, 4/04/25 .. 56 57
992191130.UG.FTS.B, 17.97%, 4/04/25 .. 530 536
992367030.UG.FTS.B, 17.97%, 4/04/25 .. 209 213
992200137.UG.FTS.B, 17.99%, 4/04/25 .. 912 925
992297432.UG.FTS.B, 17.99%, 4/04/25 .. 71 72
992390189.UG.FTS.B, 17.99%, 4/04/25 .. 864 178
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992415824.UG.FTS.B, 17.99%, 4/04/25 .. $ 403 $ 408
992201902.UG.FTS.B, 19.21%, 4/04/25 .. 1,431 1,455
992197132.UG.FTS.B, 19.8%, 4/04/25 ... 79 79
992235065.UG.FTS.B, 19.8%, 4/04/25 ... 255 259
992190275.UG.FTS.B, 20.46%, 4/04/25 .. 2,413 2,454
992196700.UG.FTS.B, 20.97%, 4/04/25 .. 12 12
992196124.UG.FTS.B, 21.46%, 4/04/25 .. 619 627
992210094.UG.FTS.B, 26.94%, 4/04/25 .. 37 5
992205889.UG.FTS.B, Zero Cpn, 4/05/25 . 501 35
992224958.UG.FTS.B, 15%, 4/05/25 ..... 243 247
992210521.UG.FTS.B, 15.97%, 4/05/25 .. 221 224
992231286.UG.FTS.B, 15.99%, 4/05/25 .. 1,638 1,657
992223411.UG.FTS.B, 17.97%, 4/05/25 .. 125 127
992218905.UG.FTS.B, 19.21%, 4/05/25 .. 1,026 1,045
992202719.UG.FTS.B, 21.46%, 4/05/25 .. 347 352
992216395.UG.FTS.B, 21.46%, 4/05/25 .. 1,177 1,196
992233548.UG.FTS.B, 21.46%, 4/05/25 .. 254 252
992215323.UG.FTS.B, Zero Cpn, 4/06/25 . 556 39
992258586.UG.FTS.B, 14%, 4/06/25 ..... 13 13
992209626.UG.FTS.B, 14.97%, 4/06/25 .. 519 523
992260529.UG.FTS.B, 14.98%, 4/06/25 .. 345 348
992212912.UG.FTS.B, 15%, 4/06/25 ..... 90 90
992466445.UG.FTS.B, 15.97%, 4/06/25 .. 1,291 1,310
992211451.UG.FTS.B, 16.99%, 4/06/25 .. 520 529
992263186.UG.FTS.B, 16.99%, 4/06/25 .. 414 422
992267047.UG.FTS.B, 16.99%, 4/06/25 .. 206 205
992268809.UG.FTS.B, 16.99%, 4/06/25 .. 233 237
992319770.UG.FTS.B, 16.99%, 4/06/25 .. 131 134
992214605.UG.FTS.B, 17.99%, 4/06/25 .. 149 149
992224934.UG.FTS.B, 17.99%, 4/06/25 .. 40 40
992247853.UG.FTS.B, 17.99%, 4/06/25 .. 339 346
992345302.UG.FTS.B, 17.99%, 4/06/25 .. 415 423
992221556.UG.FTS.B, 15.97%, 4/07/25 .. 162 165
992243467.UG.FTS.B, 17.99%, 4/07/25 .. 172 174
992237345.UG.FTS.B, 14.98%, 4/08/25 .. 142 141
992298729.UG.FTS.B, 14.98%, 4/08/25 .. 198 202
992368155.UG.FTS.B, 15.97%, 4/08/25 .. 74 74
992394992.UG.FTS.B, 15.97%, 4/08/25 .. 694 708
992239443.UG.FTS.B, 16.99%, 4/08/25 .. 753 598
992320559.UG.FTS.B, 16.99%, 4/08/25 .. 250 254
992321202.UG.FTS.B, 16.99%, 4/08/25 .. 673 687
992348109.UG.FTS.B, 16.99%, 4/08/25 .. 660 673
992350446.UG.FTS.B, 16.99%, 4/08/25 .. 359 358
992232136.UG.FTS.B, 17.99%, 4/08/25 .. 234 239
992236760.UG.FTS.B, 17.99%, 4/08/25 .. 2,190 2,234
992254629.UG.FTS.B, 17.99%, 4/08/25 .. 607 619
992259631.UG.FTS.B, 17.99%, 4/08/25 .. 487 33
992310973.UG.FTS.B, 17.99%, 4/08/25 .. 175 178
992369621.UG.FTS.B, 17.99%, 4/08/25 .. 751 52
992429013.UG.FTS.B, 17.99%, 4/08/25 .. 178 180
992435139.UG.FTS.B, 17.99%, 4/08/25 .. 3 3
992484516.UG.FTS.B, 17.99%, 4/08/25 .. 1,200 1,215
992242978.UG.FTS.B, 16.99%, 4/09/25 .. 330 337
992384703.UG.FTS.B, 16.99%, 4/09/25 .. 670 683
992033191.UG.FTS.B, 28.98%, 4/09/25 .. 283 193
992263444.UG.FTS.B, 15.97%, 4/10/25 .. 329 336
992487071.UG.FTS.B, 15.97%, 4/10/25 .. 641 650
992251291.UG.FTS.B, 15.99%, 4/10/25 .. 443 449

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992454909.UG.FTS.B, 16.99%, 4/10/25 .. $ 142 $ 30
992335007.UG.FTS.B, 17.99%, 4/10/25 .. – –
992302614.UG.FTS.B, 16.99%, 4/11/25 .. 472 482
992442083.UG.FTS.B, 16.99%, 4/11/25 .. 156 160
992372193.UG.FTS.B, 17.97%, 4/11/25 .. 104 106
992408223.UG.FTS.B, 17.99%, 4/11/25 .. 66 67
992286136.UG.FTS.B, 19.21%, 4/11/25 .. 723 730
992290810.UG.FTS.B, 19.8%, 4/11/25 ... 372 380
992271681.UG.FTS.B, 20.46%, 4/11/25 .. 81 81
992318004.UG.FTS.B, 21.98%, 4/11/25 .. 10 10
992297219.UG.FTS.B, 15.97%, 4/12/25 .. 361 362
992311968.UG.FTS.B, 15.97%, 4/12/25 .. 3,482 726
992267819.UG.FTS.B, 16.99%, 4/12/25 .. 502 512
992336329.UG.FTS.B, 16.99%, 4/12/25 .. 187 189
992347580.UG.FTS.B, 16.99%, 4/12/25 .. 1,280 1,307
992354175.UG.FTS.B, 16.99%, 4/12/25 .. 36 36
992307762.UG.FTS.B, 17.99%, 4/12/25 .. 598 598
992295225.UG.FTS.B, 21.98%, 4/12/25 .. 202 205
992322854.UG.FTS.B, 14%, 4/13/25 ..... 1,757 1,787
992290392.UG.FTS.B, 15.97%, 4/13/25 .. 26 26
992513612.UG.FTS.B, 15.97%, 4/13/25 .. 1,079 1,094
992537011.UG.FTS.B, 15.97%, 4/13/25 .. 2,897 2,939
992275766.UG.FTS.B, 16.99%, 4/13/25 .. 248 251
992277654.UG.FTS.B, 16.99%, 4/13/25 .. 1,981 2,023
992287880.UG.FTS.B, 16.99%, 4/13/25 .. 439 448
992322383.UG.FTS.B, 16.99%, 4/13/25 .. 903 904
992475493.UG.FTS.B, 16.99%, 4/13/25 .. 209 4
992274015.UG.FTS.B, 18.21%, 4/13/25 .. 619 624
992328216.UG.FTS.B, 18.97%, 4/13/25 .. 13 13
992390041.UG.FTS.B, 19.21%, 4/13/25 .. 58 4
992403270.UG.FTS.B, 19.21%, 4/13/25 .. 150 11
992297895.UG.FTS.B, 19.8%, 4/13/25 ... 468 98
992279083.UG.FTS.B, 20.97%, 4/13/25 .. 1,486 1,485
992317691.UG.FTS.B, 20.97%, 4/13/25 .. 240 244
992329125.UG.FTS.B, 20.97%, 4/13/25 .. 32 32
992337065.UG.FTS.B, 20.97%, 4/13/25 .. 114 116
992275798.UG.FTS.B, 21.46%, 4/13/25 .. 640 642
992307235.UG.FTS.B, 21.46%, 4/13/25 .. 145 148
992355419.UG.FTS.B, 21.46%, 4/13/25 .. 215 219
992293222.UG.FTS.B, 21.98%, 4/13/25 .. 764 778
992363717.UG.FTS.B, 21.98%, 4/13/25 .. 58 59
992274704.UG.FTS.B, 22.97%, 4/13/25 .. 42 42
992289647.UG.FTS.B, Zero Cpn, 4/14/25 . 1,377 93
992295363.UG.FTS.B, 14.98%, 4/14/25 .. 38 38
992340474.UG.FTS.B, 15.97%, 4/14/25 .. 1,096 1,120
992336097.UG.FTS.B, 15.99%, 4/14/25 .. 269 274
992285725.UG.FTS.B, 16.83%, 4/14/25 .. 1,707 1,741
992289110.UG.FTS.B, 16.83%, 4/14/25 .. 1,515 1,546
992300816.UG.FTS.B, 16.99%, 4/14/25 .. 421 430
992564416.UG.FTS.B, 16.99%, 4/14/25 .. 734 745
992284980.UG.FTS.B, 17.88%, 4/14/25 .. 1,086 1,106
992290644.UG.FTS.B, 17.88%, 4/14/25 .. 250 32
992316285.UG.FTS.B, 17.99%, 4/14/25 .. 397 405
992324578.UG.FTS.B, 17.99%, 4/14/25 .. 359 365
992327489.UG.FTS.B, 17.99%, 4/14/25 .. 29 –
992305826.UG.FTS.B, 18.97%, 4/14/25 .. 122 124
992285945.UG.FTS.B, 19.21%, 4/14/25 .. 240 244
992286128.UG.FTS.B, 19.8%, 4/14/25 ... 374 378
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992309878.UG.FTS.B, 19.8%, 4/14/25 ... $ 1,334 $ 1,349
992285986.UG.FTS.B, 19.99%, 4/14/25 .. 79 60
992281600.UG.FTS.B, 20.46%, 4/14/25 .. 660 667
992288833.UG.FTS.B, 20.97%, 4/14/25 .. 106 108
992289091.UG.FTS.B, 20.97%, 4/14/25 .. 148 148
992308779.UG.FTS.B, 21.46%, 4/14/25 .. – –
992289187.UG.FTS.B, 28.98%, 4/14/25 .. 157 164
992289614.UG.FTS.B, 28.98%, 4/14/25 .. 226 50
992289975.UG.FTS.B, 28.98%, 4/14/25 .. 178 184
992294748.UG.FTS.B, 28.98%, 4/14/25 .. 626 647
992305613.UG.FTS.B, 28.98%, 4/14/25 .. 286 300
992310447.UG.FTS.B, 28.98%, 4/14/25 .. 397 413
992286120.UG.FTS.B, 29.49%, 4/14/25 .. 1,132 1,143
992287298.UG.FTS.B, 29.49%, 4/14/25 .. 229 238
992296626.UG.FTS.B, 29.49%, 4/14/25 .. 49 49
992308681.UG.FTS.B, 29.49%, 4/14/25 .. 105 109
992294661.UG.FTS.B, Zero Cpn, 4/15/25 . 3,421 239
992303661.UG.FTS.B, 14.97%, 4/15/25 .. 1,672 1,707
992303123.UG.FTS.B, 14.98%, 4/15/25 .. 1,334 1,362
992308602.UG.FTS.B, 15%, 4/15/25 ..... 389 398
992303883.UG.FTS.B, 15.99%, 4/15/25 .. 1,293 1,319
992297524.UG.FTS.B, 16.99%, 4/15/25 .. 1,113 1,136
992307848.UG.FTS.B, 16.99%, 4/15/25 .. 183 187
992320370.UG.FTS.B, 16.99%, 4/15/25 .. 1,060 1,076
992340458.UG.FTS.B, 16.99%, 4/15/25 .. 79 79
992335446.UG.FTS.B, 17.97%, 4/15/25 .. 371 378
992294877.UG.FTS.B, 17.99%, 4/15/25 .. 145 148
992301536.UG.FTS.B, 17.99%, 4/15/25 .. 101 104
992296404.UG.FTS.B, 19.8%, 4/15/25 ... 1,626 1,650
992297561.UG.FTS.B, 19.8%, 4/15/25 ... 57 57
992299386.UG.FTS.B, 20.97%, 4/15/25 .. 6 5
992297152.UG.FTS.B, 21.46%, 4/15/25 .. 22 22
992306919.UG.FTS.B, 21.46%, 4/15/25 .. 153 154
992303407.UG.FTS.B, 23.95%, 4/15/25 .. 152 147
992307624.UG.FTS.B, 26.94%, 4/15/25 .. 377 384
992296314.UG.FTS.B, 27.99%, 4/15/25 .. 48 15
992295308.UG.FTS.B, 28.98%, 4/15/25 .. 136 142
992295752.UG.FTS.B, 28.98%, 4/15/25 .. 2,058 268
992296027.UG.FTS.B, 28.98%, 4/15/25 .. 244 256
992297340.UG.FTS.B, 28.98%, 4/15/25 .. 741 775
992298164.UG.FTS.B, 28.98%, 4/15/25 .. 822 861
992299571.UG.FTS.B, 28.98%, 4/15/25 .. 486 502
992300707.UG.FTS.B, 28.98%, 4/15/25 .. 675 691
992300880.UG.FTS.B, 28.98%, 4/15/25 .. 529 548
992301426.UG.FTS.B, 28.98%, 4/15/25 .. 275 289
992308046.UG.FTS.B, 28.98%, 4/15/25 .. 121 127
992309552.UG.FTS.B, 28.98%, 4/15/25 .. 237 (1)
992297156.UG.FTS.B, 29.46%, 4/15/25 .. 294 293
992299371.UG.FTS.B, 29.46%, 4/15/25 .. 825 867
992296907.UG.FTS.B, 29.49%, 4/15/25 .. 169 172
992297557.UG.FTS.B, 29.49%, 4/15/25 .. 793 788
992298614.UG.FTS.B, 29.49%, 4/15/25 .. 162 171
992298750.UG.FTS.B, 29.49%, 4/15/25 .. 477 32
992308453.UG.FTS.B, 29.49%, 4/15/25 .. 125 131
992310696.UG.FTS.B, 29.49%, 4/15/25 .. 229 228
992306408.UG.FTS.B, Zero Cpn, 4/16/25 . 1,242 86
992306849.UG.FTS.B, Zero Cpn, 4/16/25 . 566 40
992306978.UG.FTS.B, Zero Cpn, 4/16/25 . 975 67

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992307236.UG.FTS.B, Zero Cpn, 4/16/25 . $ 132 $ 9
992308265.UG.FTS.B, Zero Cpn, 4/16/25 . 469 33
992460462.UG.FTS.B, Zero Cpn, 4/16/25 . 434 30
992580136.UG.FTS.B, 15%, 4/16/25 ..... 118 119
992386827.UG.FTS.B, 15.97%, 4/16/25 .. 905 104
992414496.UG.FTS.B, 15.97%, 4/16/25 .. 157 161
992498711.UG.FTS.B, 15.97%, 4/16/25 .. 131 133
992525722.UG.FTS.B, 16.99%, 4/16/25 .. 1,674 1,711
992316046.UG.FTS.B, 17.99%, 4/16/25 .. 242 247
992305308.UG.FTS.B, 19.99%, 4/16/25 .. 247 260
992306261.UG.FTS.B, 19.99%, 4/16/25 .. 624 153
992307581.UG.FTS.B, 19.99%, 4/16/25 .. 423 444
992307679.UG.FTS.B, 19.99%, 4/16/25 .. 254 263
992308797.UG.FTS.B, 19.99%, 4/16/25 .. 66 68
992309236.UG.FTS.B, 19.99%, 4/16/25 .. 585 614
992309341.UG.FTS.B, 19.99%, 4/16/25 .. 1,133 1,158
992309419.UG.FTS.B, 19.99%, 4/16/25 .. 156 162
992310357.UG.FTS.B, 19.99%, 4/16/25 .. – –
992305605.UG.FTS.B, 21.46%, 4/16/25 .. 782 171
992381662.UG.FTS.B, 21.46%, 4/16/25 .. 183 41
992309577.UG.FTS.B, 21.98%, 4/16/25 .. 2,751 2,807
992326041.UG.FTS.B, 21.98%, 4/16/25 .. 25 25
992309950.UG.FTS.B, 22.95%, 4/16/25 .. 518 528
992304599.UG.FTS.B, 28.98%, 4/16/25 .. 619 636
992305433.UG.FTS.B, 28.98%, 4/16/25 .. 117 15
992306028.UG.FTS.B, 28.98%, 4/16/25 .. 47 48
992306115.UG.FTS.B, 28.98%, 4/16/25 .. 978 1,007
992306619.UG.FTS.B, 28.98%, 4/16/25 .. 58 58
992307424.UG.FTS.B, 28.98%, 4/16/25 .. 288 292
992307777.UG.FTS.B, 28.98%, 4/16/25 .. 1,325 1,383
992308010.UG.FTS.B, 28.98%, 4/16/25 .. 129 135
992308414.UG.FTS.B, 28.98%, 4/16/25 .. 195 205
992308705.UG.FTS.B, 28.98%, 4/16/25 .. 151 151
992309686.UG.FTS.B, 28.98%, 4/16/25 .. 255 259
992310073.UG.FTS.B, 28.98%, 4/16/25 .. 42 15
992310638.UG.FTS.B, 28.98%, 4/16/25 .. 926 216
992304303.UG.FTS.B, 29.49%, 4/16/25 .. 244 249
992304610.UG.FTS.B, 29.49%, 4/16/25 .. 26 (1)
992304613.UG.FTS.B, 29.49%, 4/16/25 .. 120 119
992304939.UG.FTS.B, 29.49%, 4/16/25 .. 38 38
992305076.UG.FTS.B, 29.49%, 4/16/25 .. 151 155
992305333.UG.FTS.B, 29.49%, 4/16/25 .. 8 8
992305361.UG.FTS.B, 29.49%, 4/16/25 .. 123 16
992305535.UG.FTS.B, 29.49%, 4/16/25 .. 43 44
992306689.UG.FTS.B, 29.49%, 4/16/25 .. 80 82
992307004.UG.FTS.B, 29.49%, 4/16/25 .. 18 18
992307821.UG.FTS.B, 29.49%, 4/16/25 .. 17 17
992308785.UG.FTS.B, 29.49%, 4/16/25 .. 356 361
992308950.UG.FTS.B, 29.49%, 4/16/25 .. 217 228
992310247.UG.FTS.B, 29.49%, 4/16/25 .. 121 127
992310266.UG.FTS.B, 29.49%, 4/16/25 .. 41 42
992310325.UG.FTS.B, 29.49%, 4/16/25 .. 140 –
992355317.UG.FTS.B, 15%, 4/17/25 ..... 190 193
992327747.UG.FTS.B, 15.97%, 4/17/25 .. 160 160
992323905.UG.FTS.B, 16.99%, 4/17/25 .. 3,695 3,751
992597031.UG.FTS.B, 16.99%, 4/17/25 .. 220 223
992372747.UG.FTS.B, 17.99%, 4/17/25 .. 161 164
992380827.UG.FTS.B, 20.46%, 4/17/25 .. 105 107
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992366350.UG.FTS.B, 14.97%, 4/18/25 .. $ 148 $ 151
992383416.UG.FTS.B, 14.97%, 4/18/25 .. 51 52
992421509.UG.FTS.B, 15%, 4/18/25 ..... 94 94
992345440.UG.FTS.B, 15.97%, 4/18/25 .. 196 199
992397485.UG.FTS.B, 15.97%, 4/18/25 .. 193 197
992484763.UG.FTS.B, 15.97%, 4/18/25 .. 367 375
992546771.UG.FTS.B, 15.97%, 4/18/25 .. 2,312 2,323
992323983.UG.FTS.B, 16.99%, 4/18/25 .. 72 73
992356139.UG.FTS.B, 16.99%, 4/18/25 .. 277 283
992387534.UG.FTS.B, 16.99%, 4/18/25 .. 292 298
992324428.UG.FTS.B, 17.99%, 4/18/25 .. 493 504
992347652.UG.FTS.B, 17.99%, 4/18/25 .. 1,356 1,387
992380390.UG.FTS.B, 17.99%, 4/18/25 .. 521 4
992403384.UG.FTS.B, 17.99%, 4/18/25 .. 642 657
992402637.UG.FTS.B, 19.99%, 4/18/25 .. – –
992385404.UG.FTS.B, 20.97%, 4/18/25 .. 9 9
992322893.UG.FTS.B, 28.98%, 4/18/25 .. 135 142
992322987.UG.FTS.B, 28.98%, 4/18/25 .. 263 276
992325295.UG.FTS.B, 28.98%, 4/18/25 .. 154 162
992327973.UG.FTS.B, 28.98%, 4/18/25 .. 401 407
992397735.UG.FTS.B, 28.98%, 4/18/25 .. 88 92
992461866.UG.FTS.B, 28.98%, 4/18/25 .. 1,648 1,706
992341212.UG.FTS.B, 29.45%, 4/18/25 .. 1,163 1,219
992346087.UG.FTS.B, 29.48%, 4/18/25 .. 122 16
992322780.UG.FTS.B, 29.49%, 4/18/25 .. 32 33
992323207.UG.FTS.B, 29.49%, 4/18/25 .. 422 432
992323564.UG.FTS.B, 29.49%, 4/18/25 .. 115 121
992323640.UG.FTS.B, 29.49%, 4/18/25 .. 625 647
992340847.UG.FTS.B, 29.49%, 4/18/25 .. 553 562
992351999.UG.FTS.B, 29.49%, 4/18/25 .. 141 148
992368603.UG.FTS.B, 29.49%, 4/18/25 .. 367 367
992423259.UG.FTS.B, 29.49%, 4/18/25 .. 141 139
992490012.UG.FTS.B, 29.49%, 4/18/25 .. 602 80
992428210.UG.FTS.B, Zero Cpn, 4/19/25 . 305 21
992367233.UG.FTS.B, 15%, 4/19/25 ..... 510 521
992334963.UG.FTS.B, 15.97%, 4/19/25 .. 2,603 2,661
992487984.UG.FTS.B, 15.97%, 4/19/25 .. 284 291
992335615.UG.FTS.B, 16.99%, 4/19/25 .. 1,908 1,944
992544000.UG.FTS.B, 16.99%, 4/19/25 .. 182 185
992334061.UG.FTS.B, 17.99%, 4/19/25 .. 562 575
992340040.UG.FTS.B, 17.99%, 4/19/25 .. 793 800
992335335.UG.FTS.B, 19.21%, 4/19/25 .. 467 473
992563597.UG.FTS.B, 19.8%, 4/19/25 ... 402 406
992357699.UG.FTS.B, 19.99%, 4/19/25 .. 148 155
992335621.UG.FTS.B, 20.46%, 4/19/25 .. 1,110 1,107
992367825.UG.FTS.B, 20.46%, 4/19/25 .. 773 771
992351332.UG.FTS.B, 26.94%, 4/19/25 .. 1,095 1,093
992334959.UG.FTS.B, 28.98%, 4/19/25 .. 123 122
992340621.UG.FTS.B, 28.98%, 4/19/25 .. 203 203
992343828.UG.FTS.B, 28.98%, 4/19/25 .. 7 7
992345799.UG.FTS.B, 28.98%, 4/19/25 .. 34 34
992356069.UG.FTS.B, 28.98%, 4/19/25 .. 214 218
992422280.UG.FTS.B, 28.98%, 4/19/25 .. 15 15
992422411.UG.FTS.B, 28.98%, 4/19/25 .. 1,362 99
992485761.UG.FTS.B, 28.98%, 4/19/25 .. 1,109 1,163
992492586.UG.FTS.B, 28.98%, 4/19/25 .. 369 379
992602877.UG.FTS.B, 28.98%, 4/19/25 .. 71 74
992609572.UG.FTS.B, 28.98%, 4/19/25 .. 82 84

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992394779.UG.FTS.B, 29.45%, 4/19/25 .. $ 62 $ 62
992356350.UG.FTS.B, 29.46%, 4/19/25 .. 112 112
992382302.UG.FTS.B, 29.48%, 4/19/25 .. 641 677
992332787.UG.FTS.B, 29.49%, 4/19/25 .. 283 299
992336209.UG.FTS.B, 29.49%, 4/19/25 .. 320 333
992336355.UG.FTS.B, 29.49%, 4/19/25 .. 1,826 1,915
992339462.UG.FTS.B, 29.49%, 4/19/25 .. 736 747
992345740.UG.FTS.B, 29.49%, 4/19/25 .. 261 269
992358044.UG.FTS.B, 29.49%, 4/19/25 .. 116 123
992381989.UG.FTS.B, 29.49%, 4/19/25 .. 344 342
992394877.UG.FTS.B, 29.49%, 4/19/25 .. 127 134
992396234.UG.FTS.B, 29.49%, 4/19/25 .. 419 325
992399512.UG.FTS.B, 29.49%, 4/19/25 .. 1,600 1,686
992451835.UG.FTS.B, 29.49%, 4/19/25 .. 2,712 2,848
992508385.UG.FTS.B, 29.49%, 4/19/25 .. 69 71
992585077.UG.FTS.B, 29.49%, 4/19/25 .. 207 212
992611397.UG.FTS.B, 29.49%, 4/19/25 .. 114 119
992339153.UG.FTS.B, Zero Cpn, 4/20/25 . 194 13
992401350.UG.FTS.B, Zero Cpn, 4/20/25 . 106 8
992414574.UG.FTS.B, Zero Cpn, 4/20/25 . 893 61
992600895.UG.FTS.B, Zero Cpn, 4/20/25 . 225 16
992338902.UG.FTS.B, 15.97%, 4/20/25 .. 507 513
992343511.UG.FTS.B, 18.97%, 4/20/25 .. 468 478
992341718.UG.FTS.B, 19.99%, 4/20/25 .. 1,210 1,271
992343551.UG.FTS.B, 19.99%, 4/20/25 .. 152 19
992345097.UG.FTS.B, 19.99%, 4/20/25 .. 234 245
992345531.UG.FTS.B, 19.99%, 4/20/25 .. – –
992345537.UG.FTS.B, 19.99%, 4/20/25 .. 44 46
992346384.UG.FTS.B, 19.99%, 4/20/25 .. 256 269
992350961.UG.FTS.B, 19.99%, 4/20/25 .. 685 720
992352431.UG.FTS.B, 19.99%, 4/20/25 .. 1,273 1,304
992354565.UG.FTS.B, 19.99%, 4/20/25 .. 184 190
992370620.UG.FTS.B, 19.99%, 4/20/25 .. 279 286
992376081.UG.FTS.B, 19.99%, 4/20/25 .. 833 59
992388112.UG.FTS.B, 19.99%, 4/20/25 .. 93 93
992396003.UG.FTS.B, 19.99%, 4/20/25 .. 220 231
992407904.UG.FTS.B, 19.99%, 4/20/25 .. 59 61
992429650.UG.FTS.B, 19.99%, 4/20/25 .. 668 700
992462479.UG.FTS.B, 19.99%, 4/20/25 .. 22 23
992474848.UG.FTS.B, 19.99%, 4/20/25 .. 46 47
992476651.UG.FTS.B, 19.99%, 4/20/25 .. 36 37
992490816.UG.FTS.B, 19.99%, 4/20/25 .. 423 438
992495523.UG.FTS.B, 19.99%, 4/20/25 .. 342 357
992497464.UG.FTS.B, 19.99%, 4/20/25 .. 91 67
992514020.UG.FTS.B, 19.99%, 4/20/25 .. 226 232
992347525.UG.FTS.B, 21.46%, 4/20/25 .. 1,006 999
992587068.UG.FTS.B, 25.95%, 4/20/25 .. 280 282
992338075.UG.FTS.B, 27.95%, 4/20/25 .. 453 469
992339363.UG.FTS.B, 27.95%, 4/20/25 .. 80 79
992394027.UG.FTS.B, 27.95%, 4/20/25 .. 981 1,022
992362201.UG.FTS.B, 27.99%, 4/20/25 .. 148 155
992366991.UG.FTS.B, 27.99%, 4/20/25 .. 343 361
992619976.UG.FTS.B, 27.99%, 4/20/25 .. 267 273
992338470.UG.FTS.B, 28.98%, 4/20/25 .. 109 111
992338652.UG.FTS.B, 28.98%, 4/20/25 .. 272 285
992339835.UG.FTS.B, 28.98%, 4/20/25 .. 437 65
992340205.UG.FTS.B, 28.98%, 4/20/25 .. 133 139
992340689.UG.FTS.B, 28.98%, 4/20/25 .. 920 948
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992341712.UG.FTS.B, 28.98%, 4/20/25 .. $ 157 $ 161
992342447.UG.FTS.B, 28.98%, 4/20/25 .. 597 618
992342749.UG.FTS.B, 28.98%, 4/20/25 .. 776 55
992343369.UG.FTS.B, 28.98%, 4/20/25 .. 211 220
992345562.UG.FTS.B, 28.98%, 4/20/25 .. 189 199
992346258.UG.FTS.B, 28.98%, 4/20/25 .. 318 331
992346826.UG.FTS.B, 28.98%, 4/20/25 .. 298 300
992350796.UG.FTS.B, 28.98%, 4/20/25 .. 464 487
992350941.UG.FTS.B, 28.98%, 4/20/25 .. 504 530
992352243.UG.FTS.B, 28.98%, 4/20/25 .. 191 200
992354011.UG.FTS.B, 28.98%, 4/20/25 .. 76 4
992355254.UG.FTS.B, 28.98%, 4/20/25 .. 47 48
992355518.UG.FTS.B, 28.98%, 4/20/25 .. 440 450
992355874.UG.FTS.B, 28.98%, 4/20/25 .. 423 438
992358247.UG.FTS.B, 28.98%, 4/20/25 .. 1,602 1,656
992359827.UG.FTS.B, 28.98%, 4/20/25 .. 165 174
992361195.UG.FTS.B, 28.98%, 4/20/25 .. 61 64
992362279.UG.FTS.B, 28.98%, 4/20/25 .. 14 14
992362288.UG.FTS.B, 28.98%, 4/20/25 .. 141 148
992362635.UG.FTS.B, 28.98%, 4/20/25 .. 385 398
992363075.UG.FTS.B, 28.98%, 4/20/25 .. 122 128
992365288.UG.FTS.B, 28.98%, 4/20/25 .. 1,605 1,582
992371026.UG.FTS.B, 28.98%, 4/20/25 .. 1,065 1,109
992374810.UG.FTS.B, 28.98%, 4/20/25 .. 59 61
992377665.UG.FTS.B, 28.98%, 4/20/25 .. 93 97
992379951.UG.FTS.B, 28.98%, 4/20/25 .. 110 115
992383323.UG.FTS.B, 28.98%, 4/20/25 .. 169 169
992384845.UG.FTS.B, 28.98%, 4/20/25 .. 125 131
992387968.UG.FTS.B, 28.98%, 4/20/25 .. 227 16
992390700.UG.FTS.B, 28.98%, 4/20/25 .. 328 344
992394519.UG.FTS.B, 28.98%, 4/20/25 .. 116 119
992394901.UG.FTS.B, 28.98%, 4/20/25 .. 1,088 1,134
992395078.UG.FTS.B, 28.98%, 4/20/25 .. 257 270
992397649.UG.FTS.B, 28.98%, 4/20/25 .. 547 564
992399160.UG.FTS.B, 28.98%, 4/20/25 .. 1,322 1,389
992400911.UG.FTS.B, 28.98%, 4/20/25 .. 34 35
992402957.UG.FTS.B, 28.98%, 4/20/25 .. 34 34
992404083.UG.FTS.B, 28.98%, 4/20/25 .. 720 743
992404422.UG.FTS.B, 28.98%, 4/20/25 .. 1,168 1,207
992405698.UG.FTS.B, 28.98%, 4/20/25 .. 116 117
992406320.UG.FTS.B, 28.98%, 4/20/25 .. 45 46
992407169.UG.FTS.B, 28.98%, 4/20/25 .. 368 377
992410841.UG.FTS.B, 28.98%, 4/20/25 .. 102 107
992422929.UG.FTS.B, 28.98%, 4/20/25 .. 154 162
992423682.UG.FTS.B, 28.98%, 4/20/25 .. 121 126
992428010.UG.FTS.B, 28.98%, 4/20/25 .. 917 963
992433094.UG.FTS.B, 28.98%, 4/20/25 .. 159 167
992448816.UG.FTS.B, 28.98%, 4/20/25 .. 665 683
992452720.UG.FTS.B, 28.98%, 4/20/25 .. 217 17
992455319.UG.FTS.B, 28.98%, 4/20/25 .. 250 262
992471150.UG.FTS.B, 28.98%, 4/20/25 .. 145 152
992473400.UG.FTS.B, 28.98%, 4/20/25 .. 176 183
992475984.UG.FTS.B, 28.98%, 4/20/25 .. 81 85
992571536.UG.FTS.B, 28.98%, 4/20/25 .. 69 70
992573156.UG.FTS.B, 28.98%, 4/20/25 .. 750 777
992581324.UG.FTS.B, 28.98%, 4/20/25 .. 982 1,012
992633562.UG.FTS.B, 28.98%, 4/20/25 .. 36 37
992339264.UG.FTS.B, 29.45%, 4/20/25 .. 67 69

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992357397.UG.FTS.B, 29.45%, 4/20/25 .. $ 65 $ 67
992370756.UG.FTS.B, 29.45%, 4/20/25 .. 405 426
992633878.UG.FTS.B, 29.45%, 4/20/25 .. 31 32
992344089.UG.FTS.B, 29.46%, 4/20/25 .. 160 165
992345084.UG.FTS.B, 29.46%, 4/20/25 .. 492 (39)
992356070.UG.FTS.B, 29.46%, 4/20/25 .. 7 7
992377954.UG.FTS.B, 29.46%, 4/20/25 .. 250 260
992379948.UG.FTS.B, 29.46%, 4/20/25 .. 348 359
992405854.UG.FTS.B, 29.46%, 4/20/25 .. 11 11
992475659.UG.FTS.B, 29.46%, 4/20/25 .. 112 118
992634015.UG.FTS.B, 29.46%, 4/20/25 .. 256 259
992338247.UG.FTS.B, 29.47%, 4/20/25 .. 376 378
992343898.UG.FTS.B, 29.47%, 4/20/25 .. 2,291 2,301
992352682.UG.FTS.B, 29.47%, 4/20/25 .. 445 445
992356513.UG.FTS.B, 29.47%, 4/20/25 .. 274 289
992358512.UG.FTS.B, 29.47%, 4/20/25 .. 595 624
992362918.UG.FTS.B, 29.47%, 4/20/25 .. 126 19
992338159.UG.FTS.B, 29.48%, 4/20/25 .. 1,671 1,767
992340990.UG.FTS.B, 29.48%, 4/20/25 .. 94 100
992342047.UG.FTS.B, 29.48%, 4/20/25 .. 746 774
992342055.UG.FTS.B, 29.48%, 4/20/25 .. 574 601
992347761.UG.FTS.B, 29.48%, 4/20/25 .. 352 365
992384921.UG.FTS.B, 29.48%, 4/20/25 .. 273 289
992410239.UG.FTS.B, 29.48%, 4/20/25 .. 340 359
992420021.UG.FTS.B, 29.48%, 4/20/25 .. 210 215
992524698.UG.FTS.B, 29.48%, 4/20/25 .. 418 435
992607178.UG.FTS.B, 29.48%, 4/20/25 .. 219 228
992139587.UG.FTS.B, 29.49%, 4/20/25 .. 407 31
992338435.UG.FTS.B, 29.49%, 4/20/25 .. 155 160
992338453.UG.FTS.B, 29.49%, 4/20/25 .. 814 58
992338515.UG.FTS.B, 29.49%, 4/20/25 .. 230 230
992338857.UG.FTS.B, 29.49%, 4/20/25 .. 308 320
992339181.UG.FTS.B, 29.49%, 4/20/25 .. 93 98
992339584.UG.FTS.B, 29.49%, 4/20/25 .. 468 486
992339771.UG.FTS.B, 29.49%, 4/20/25 .. 145 154
992340153.UG.FTS.B, 29.49%, 4/20/25 .. 754 797
992340868.UG.FTS.B, 29.49%, 4/20/25 .. 130 138
992341297.UG.FTS.B, 29.49%, 4/20/25 .. 584 49
992341740.UG.FTS.B, 29.49%, 4/20/25 .. 59 59
992342087.UG.FTS.B, 29.49%, 4/20/25 .. 29 2
992342274.UG.FTS.B, 29.49%, 4/20/25 .. 271 287
992342384.UG.FTS.B, 29.49%, 4/20/25 .. 176 180
992343488.UG.FTS.B, 29.49%, 4/20/25 .. 208 215
992343701.UG.FTS.B, 29.49%, 4/20/25 .. 98 98
992344842.UG.FTS.B, 29.49%, 4/20/25 .. 117 117
992345224.UG.FTS.B, 29.49%, 4/20/25 .. 845 883
992346255.UG.FTS.B, 29.49%, 4/20/25 .. 291 291
992348941.UG.FTS.B, 29.49%, 4/20/25 .. 2,161 2,123
992351476.UG.FTS.B, 29.49%, 4/20/25 .. 1,518 1,597
992353212.UG.FTS.B, 29.49%, 4/20/25 .. 168 174
992353485.UG.FTS.B, 29.49%, 4/20/25 .. 279 290
992353742.UG.FTS.B, 29.49%, 4/20/25 .. 94 99
992354907.UG.FTS.B, 29.49%, 4/20/25 .. 109 114
992355055.UG.FTS.B, 29.49%, 4/20/25 .. 1,736 1,707
992355688.UG.FTS.B, 29.49%, 4/20/25 .. 189 200
992356441.UG.FTS.B, 29.49%, 4/20/25 .. – –
992356481.UG.FTS.B, 29.49%, 4/20/25 .. 137 144
992357961.UG.FTS.B, 29.49%, 4/20/25 .. 673 701
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992360516.UG.FTS.B, 29.49%, 4/20/25 .. $ 144 $ 152
992362695.UG.FTS.B, 29.49%, 4/20/25 .. 93 7
992363009.UG.FTS.B, 29.49%, 4/20/25 .. 124 131
992364226.UG.FTS.B, 29.49%, 4/20/25 .. 436 449
992365631.UG.FTS.B, 29.49%, 4/20/25 .. 72 76
992367719.UG.FTS.B, 29.49%, 4/20/25 .. 32 32
992368154.UG.FTS.B, 29.49%, 4/20/25 .. 303 42
992372295.UG.FTS.B, 29.49%, 4/20/25 .. 207 202
992374591.UG.FTS.B, 29.49%, 4/20/25 .. 88 93
992374853.UG.FTS.B, 29.49%, 4/20/25 .. 9 4
992375064.UG.FTS.B, 29.49%, 4/20/25 .. 2,664 2,786
992376938.UG.FTS.B, 29.49%, 4/20/25 .. 179 190
992377400.UG.FTS.B, 29.49%, 4/20/25 .. 222 233
992379117.UG.FTS.B, 29.49%, 4/20/25 .. 701 737
992381091.UG.FTS.B, 29.49%, 4/20/25 .. 746 786
992382960.UG.FTS.B, 29.49%, 4/20/25 .. 519 541
992383092.UG.FTS.B, 29.49%, 4/20/25 .. 266 282
992383252.UG.FTS.B, 29.49%, 4/20/25 .. 135 141
992385483.UG.FTS.B, 29.49%, 4/20/25 .. 211 222
992388123.UG.FTS.B, 29.49%, 4/20/25 .. 10 10
992390098.UG.FTS.B, 29.49%, 4/20/25 .. 111 111
992390575.UG.FTS.B, 29.49%, 4/20/25 .. 82 82
992395473.UG.FTS.B, 29.49%, 4/20/25 .. 30 29
992395747.UG.FTS.B, 29.49%, 4/20/25 .. 472 63
992396638.UG.FTS.B, 29.49%, 4/20/25 .. 540 554
992400558.UG.FTS.B, 29.49%, 4/20/25 .. 20 20
992403030.UG.FTS.B, 29.49%, 4/20/25 .. 167 176
992404573.UG.FTS.B, 29.49%, 4/20/25 .. 45 46
992405588.UG.FTS.B, 29.49%, 4/20/25 .. 488 515
992406809.UG.FTS.B, 29.49%, 4/20/25 .. 159 167
992406926.UG.FTS.B, 29.49%, 4/20/25 .. 682 675
992406929.UG.FTS.B, 29.49%, 4/20/25 .. 87 91
992409052.UG.FTS.B, 29.49%, 4/20/25 .. 84 86
992410684.UG.FTS.B, 29.49%, 4/20/25 .. 64 65
992413976.UG.FTS.B, 29.49%, 4/20/25 .. 280 296
992415416.UG.FTS.B, 29.49%, 4/20/25 .. 359 378
992419455.UG.FTS.B, 29.49%, 4/20/25 .. 257 268
992420121.UG.FTS.B, 29.49%, 4/20/25 .. 108 114
992422145.UG.FTS.B, 29.49%, 4/20/25 .. 17 17
992430690.UG.FTS.B, 29.49%, 4/20/25 .. 626 660
992431548.UG.FTS.B, 29.49%, 4/20/25 .. 359 377
992442953.UG.FTS.B, 29.49%, 4/20/25 .. 183 190
992444515.UG.FTS.B, 29.49%, 4/20/25 .. 151 157
992444812.UG.FTS.B, 29.49%, 4/20/25 .. 168 179
992445955.UG.FTS.B, 29.49%, 4/20/25 .. 322 338
992452851.UG.FTS.B, 29.49%, 4/20/25 .. 222 217
992467820.UG.FTS.B, 29.49%, 4/20/25 .. 295 309
992473599.UG.FTS.B, 29.49%, 4/20/25 .. 29 29
992475354.UG.FTS.B, 29.49%, 4/20/25 .. 189 199
992483310.UG.FTS.B, 29.49%, 4/20/25 .. 1,137 1,205
992483515.UG.FTS.B, 29.49%, 4/20/25 .. 397 418
992484096.UG.FTS.B, 29.49%, 4/20/25 .. 69 72
992486021.UG.FTS.B, 29.49%, 4/20/25 .. 1,256 1,273
992494720.UG.FTS.B, 29.49%, 4/20/25 .. 357 375
992502758.UG.FTS.B, 29.49%, 4/20/25 .. 176 179
992549620.UG.FTS.B, 29.49%, 4/20/25 .. 207 205
992559870.UG.FTS.B, 29.49%, 4/20/25 .. 1,548 1,615
992591527.UG.FTS.B, 29.49%, 4/20/25 .. 5 5

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992603223.UG.FTS.B, 29.49%, 4/20/25 .. $ 12 $ 12
992610779.UG.FTS.B, 29.49%, 4/20/25 .. 43 3
992627526.UG.FTS.B, 29.49%, 4/20/25 .. 51 4
992440167.UG.FTS.B, Zero Cpn, 4/21/25 . 45 3
992351406.UG.FTS.B, 19.99%, 4/21/25 .. 253 261
992351508.UG.FTS.B, 19.99%, 4/21/25 .. 2,830 2,975
992359205.UG.FTS.B, 19.99%, 4/21/25 .. 2,038 2,139
992366686.UG.FTS.B, 19.99%, 4/21/25 .. 791 831
992371601.UG.FTS.B, 19.99%, 4/21/25 .. 498 523
992372701.UG.FTS.B, 19.99%, 4/21/25 .. 69 72
992387756.UG.FTS.B, 19.99%, 4/21/25 .. 97 100
992443011.UG.FTS.B, 19.99%, 4/21/25 .. 779 809
992450032.UG.FTS.B, 19.99%, 4/21/25 .. 556 573
992636040.UG.FTS.B, 19.99%, 4/21/25 .. 270 280
992501284.UG.FTS.B, 27.95%, 4/21/25 .. 332 342
992357056.UG.FTS.B, 27.99%, 4/21/25 .. 1,649 1,732
992361983.UG.FTS.B, 27.99%, 4/21/25 .. 568 590
992400312.UG.FTS.B, 27.99%, 4/21/25 .. 224 230
992351973.UG.FTS.B, 28.98%, 4/21/25 .. 7 7
992352178.UG.FTS.B, 28.98%, 4/21/25 .. 155 163
992352549.UG.FTS.B, 28.98%, 4/21/25 .. 539 557
992354317.UG.FTS.B, 28.98%, 4/21/25 .. 298 305
992355043.UG.FTS.B, 28.98%, 4/21/25 .. 1,547 1,585
992355224.UG.FTS.B, 28.98%, 4/21/25 .. 316 332
992355498.UG.FTS.B, 28.98%, 4/21/25 .. 789 825
992357432.UG.FTS.B, 28.98%, 4/21/25 .. 90 90
992365903.UG.FTS.B, 28.98%, 4/21/25 .. 325 342
992367014.UG.FTS.B, 28.98%, 4/21/25 .. 271 285
992367696.UG.FTS.B, 28.98%, 4/21/25 .. 143 150
992369085.UG.FTS.B, 28.98%, 4/21/25 .. 489 490
992370185.UG.FTS.B, 28.98%, 4/21/25 .. 719 756
992371850.UG.FTS.B, 28.98%, 4/21/25 .. 189 199
992371954.UG.FTS.B, 28.98%, 4/21/25 .. 403 409
992374802.UG.FTS.B, 28.98%, 4/21/25 .. 3,670 3,853
992381721.UG.FTS.B, 28.98%, 4/21/25 .. 185 193
992389731.UG.FTS.B, 28.98%, 4/21/25 .. 2,198 2,307
992390380.UG.FTS.B, 28.98%, 4/21/25 .. 306 22
992393436.UG.FTS.B, 28.98%, 4/21/25 .. 956 999
992395539.UG.FTS.B, 28.98%, 4/21/25 .. 397 415
992400731.UG.FTS.B, 28.98%, 4/21/25 .. 458 471
992406163.UG.FTS.B, 28.98%, 4/21/25 .. 43 44
992421606.UG.FTS.B, 28.98%, 4/21/25 .. 95 98
992424168.UG.FTS.B, 28.98%, 4/21/25 .. 305 317
992430462.UG.FTS.B, 28.98%, 4/21/25 .. 130 136
992442321.UG.FTS.B, 28.98%, 4/21/25 .. 131 137
992449049.UG.FTS.B, 28.98%, 4/21/25 .. 517 37
992456618.UG.FTS.B, 28.98%, 4/21/25 .. 293 293
992466997.UG.FTS.B, 28.98%, 4/21/25 .. 90 95
992474567.UG.FTS.B, 28.98%, 4/21/25 .. 87 91
992474971.UG.FTS.B, 28.98%, 4/21/25 .. 387 404
992475529.UG.FTS.B, 28.98%, 4/21/25 .. 98 101
992478508.UG.FTS.B, 28.98%, 4/21/25 .. 106 14
992479547.UG.FTS.B, 28.98%, 4/21/25 .. 2,496 183
992490876.UG.FTS.B, 28.98%, 4/21/25 .. 330 342
992492521.UG.FTS.B, 28.98%, 4/21/25 .. 454 468
992492615.UG.FTS.B, 28.98%, 4/21/25 .. 110 115
992495847.UG.FTS.B, 28.98%, 4/21/25 .. 29 29
992544590.UG.FTS.B, 28.98%, 4/21/25 .. 140 145
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992556960.UG.FTS.B, 28.98%, 4/21/25 .. $ 705 $ 729
992559324.UG.FTS.B, 28.98%, 4/21/25 .. 276 286
992361323.UG.FTS.B, 29.46%, 4/21/25 .. 954 1,001
992422302.UG.FTS.B, 29.46%, 4/21/25 .. 60 61
992427768.UG.FTS.B, 29.46%, 4/21/25 .. 98 101
992356316.UG.FTS.B, 29.48%, 4/21/25 .. 240 250
992361782.UG.FTS.B, 29.48%, 4/21/25 .. 285 301
992439403.UG.FTS.B, 29.48%, 4/21/25 .. 358 378
992348141.UG.FTS.B, 29.49%, 4/21/25 .. 125 128
992351042.UG.FTS.B, 29.49%, 4/21/25 .. 194 199
992352023.UG.FTS.B, 29.49%, 4/21/25 .. 146 155
992354425.UG.FTS.B, 29.49%, 4/21/25 .. 37 6
992356432.UG.FTS.B, 29.49%, 4/21/25 .. 61 63
992357241.UG.FTS.B, 29.49%, 4/21/25 .. 794 814
992357742.UG.FTS.B, 29.49%, 4/21/25 .. 104 108
992360761.UG.FTS.B, 29.49%, 4/21/25 .. 710 97
992372228.UG.FTS.B, 29.49%, 4/21/25 .. 177 177
992375667.UG.FTS.B, 29.49%, 4/21/25 .. 596 627
992379817.UG.FTS.B, 29.49%, 4/21/25 .. 198 206
992380787.UG.FTS.B, 29.49%, 4/21/25 .. 365 380
992382622.UG.FTS.B, 29.49%, 4/21/25 .. 373 393
992383421.UG.FTS.B, 29.49%, 4/21/25 .. 212 225
992387229.UG.FTS.B, 29.49%, 4/21/25 .. 855 903
992388368.UG.FTS.B, 29.49%, 4/21/25 .. 371 (13)
992389361.UG.FTS.B, 29.49%, 4/21/25 .. 134 142
992393754.UG.FTS.B, 29.49%, 4/21/25 .. 60 62
992394796.UG.FTS.B, 29.49%, 4/21/25 .. 16 16
992397379.UG.FTS.B, 29.49%, 4/21/25 .. 167 176
992398418.UG.FTS.B, 29.49%, 4/21/25 .. 1,409 1,444
992402711.UG.FTS.B, 29.49%, 4/21/25 .. 45 47
992404107.UG.FTS.B, 29.49%, 4/21/25 .. 247 249
992404163.UG.FTS.B, 29.49%, 4/21/25 .. 248 261
992405258.UG.FTS.B, 29.49%, 4/21/25 .. 26 27
992411323.UG.FTS.B, 29.49%, 4/21/25 .. 63 66
992414821.UG.FTS.B, 29.49%, 4/21/25 .. 205 216
992428173.UG.FTS.B, 29.49%, 4/21/25 .. 47 48
992432150.UG.FTS.B, 29.49%, 4/21/25 .. 360 377
992443019.UG.FTS.B, 29.49%, 4/21/25 .. 175 184
992451088.UG.FTS.B, 29.49%, 4/21/25 .. 89 93
992457548.UG.FTS.B, 29.49%, 4/21/25 .. 262 276
992461461.UG.FTS.B, 29.49%, 4/21/25 .. 141 148
992466482.UG.FTS.B, 29.49%, 4/21/25 .. 1,142 1,211
992471202.UG.FTS.B, 29.49%, 4/21/25 .. 368 26
992471810.UG.FTS.B, 29.49%, 4/21/25 .. 157 (6)
992476858.UG.FTS.B, 29.49%, 4/21/25 .. 141 149
992481160.UG.FTS.B, 29.49%, 4/21/25 .. 512 536
992490849.UG.FTS.B, 29.49%, 4/21/25 .. 24 24
992522366.UG.FTS.B, 29.49%, 4/21/25 .. 795 824
992552304.UG.FTS.B, 29.49%, 4/21/25 .. 2,032 2,110
992599524.UG.FTS.B, 29.49%, 4/21/25 .. 571 (21)
992628900.UG.FTS.B, 29.49%, 4/21/25 .. 11 11
992362496.UG.FTS.B, Zero Cpn, 4/22/25 . 362 25
992363220.UG.FTS.B, Zero Cpn, 4/22/25 . 104 7
992374239.UG.FTS.B, Zero Cpn, 4/22/25 . 164 11
992377885.UG.FTS.B, Zero Cpn, 4/22/25 . 231 16
992384705.UG.FTS.B, Zero Cpn, 4/22/25 . 255 18
992402365.UG.FTS.B, Zero Cpn, 4/22/25 . 942 66
992408273.UG.FTS.B, Zero Cpn, 4/22/25 . 535 37

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992413765.UG.FTS.B, Zero Cpn, 4/22/25 . $ 125 $ 9
992423510.UG.FTS.B, Zero Cpn, 4/22/25 . 54 4
992435185.UG.FTS.B, Zero Cpn, 4/22/25 . 167 11
992467871.UG.FTS.B, Zero Cpn, 4/22/25 . 364 25
992472264.UG.FTS.B, Zero Cpn, 4/22/25 . 102 7
992522428.UG.FTS.B, Zero Cpn, 4/22/25 . 38 3
992559489.UG.FTS.B, Zero Cpn, 4/22/25 . 77 5
992565086.UG.FTS.B, Zero Cpn, 4/22/25 . 160 11
992602434.UG.FTS.B, Zero Cpn, 4/22/25 . 78 5
992616179.UG.FTS.B, Zero Cpn, 4/22/25 . 200 14
992361748.UG.FTS.B, 19.99%, 4/22/25 .. 3,365 3,537
992362597.UG.FTS.B, 19.99%, 4/22/25 .. 231 239
992363781.UG.FTS.B, 19.99%, 4/22/25 .. 563 577
992363953.UG.FTS.B, 19.99%, 4/22/25 .. 388 407
992365869.UG.FTS.B, 19.99%, 4/22/25 .. – –
992368413.UG.FTS.B, 19.99%, 4/22/25 .. 801 834
992369131.UG.FTS.B, 19.99%, 4/22/25 .. 4,103 4,314
992369769.UG.FTS.B, 19.99%, 4/22/25 .. 1,516 1,574
992374806.UG.FTS.B, 19.99%, 4/22/25 .. 34 34
992374956.UG.FTS.B, 19.99%, 4/22/25 .. 1,403 1,459
992377233.UG.FTS.B, 19.99%, 4/22/25 .. 158 166
992384882.UG.FTS.B, 19.99%, 4/22/25 .. 516 543
992388988.UG.FTS.B, 19.99%, 4/22/25 .. 147 152
992396019.UG.FTS.B, 19.99%, 4/22/25 .. 83 87
992398836.UG.FTS.B, 19.99%, 4/22/25 .. 566 594
992398999.UG.FTS.B, 19.99%, 4/22/25 .. 168 176
992401584.UG.FTS.B, 19.99%, 4/22/25 .. 819 861
992404382.UG.FTS.B, 19.99%, 4/22/25 .. 218 229
992405095.UG.FTS.B, 19.99%, 4/22/25 .. 106 108
992414195.UG.FTS.B, 19.99%, 4/22/25 .. 957 43
992418623.UG.FTS.B, 19.99%, 4/22/25 .. 137 18
992425088.UG.FTS.B, 19.99%, 4/22/25 .. 11 11
992438056.UG.FTS.B, 19.99%, 4/22/25 .. 390 401
992447353.UG.FTS.B, 19.99%, 4/22/25 .. 95 100
992456573.UG.FTS.B, 19.99%, 4/22/25 .. 217 228
992456770.UG.FTS.B, 19.99%, 4/22/25 .. 96 99
992480254.UG.FTS.B, 19.99%, 4/22/25 .. 49 50
992494631.UG.FTS.B, 19.99%, 4/22/25 .. 135 142
992501372.UG.FTS.B, 19.99%, 4/22/25 .. 53 54
992514506.UG.FTS.B, 19.99%, 4/22/25 .. 104 109
992522165.UG.FTS.B, 19.99%, 4/22/25 .. 62 62
992529260.UG.FTS.B, 19.99%, 4/22/25 .. 60 61
992552876.UG.FTS.B, 19.99%, 4/22/25 .. 168 177
992556548.UG.FTS.B, 19.99%, 4/22/25 .. 321 333
992561196.UG.FTS.B, 19.99%, 4/22/25 .. 854 897
992593427.UG.FTS.B, 19.99%, 4/22/25 .. 101 8
992600769.UG.FTS.B, 19.99%, 4/22/25 .. 67 70
992621214.UG.FTS.B, 19.99%, 4/22/25 .. 94 97
992629857.UG.FTS.B, 19.99%, 4/22/25 .. 338 351
992390419.UG.FTS.B, 26.48%, 4/22/25 .. 434 439
992363759.UG.FTS.B, 27.95%, 4/22/25 .. 447 463
992387421.UG.FTS.B, 27.95%, 4/22/25 .. 252 258
992418947.UG.FTS.B, 27.95%, 4/22/25 .. 180 187
992464879.UG.FTS.B, 27.95%, 4/22/25 .. 68 69
992473532.UG.FTS.B, 27.95%, 4/22/25 .. 182 183
992533724.UG.FTS.B, 27.95%, 4/22/25 .. 92 92
992542456.UG.FTS.B, 27.95%, 4/22/25 .. 1,045 1,085
992409206.UG.FTS.B, 27.99%, 4/22/25 .. 402 395
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992422817.UG.FTS.B, 27.99%, 4/22/25 .. $ 114 $ 121
992543342.UG.FTS.B, 27.99%, 4/22/25 .. 135 141
992613205.UG.FTS.B, 27.99%, 4/22/25 .. 64 66
992361894.UG.FTS.B, 28.98%, 4/22/25 .. 461 484
992362977.UG.FTS.B, 28.98%, 4/22/25 .. 127 133
992363102.UG.FTS.B, 28.98%, 4/22/25 .. 175 183
992363176.UG.FTS.B, 28.98%, 4/22/25 .. 79 6
992363247.UG.FTS.B, 28.98%, 4/22/25 .. 1,411 1,483
992365770.UG.FTS.B, 28.98%, 4/22/25 .. 349 362
992365955.UG.FTS.B, 28.98%, 4/22/25 .. 661 694
992367123.UG.FTS.B, 28.98%, 4/22/25 .. 873 913
992367219.UG.FTS.B, 28.98%, 4/22/25 .. 257 270
992367296.UG.FTS.B, 28.98%, 4/22/25 .. 400 420
992367687.UG.FTS.B, 28.98%, 4/22/25 .. 62 62
992368093.UG.FTS.B, 28.98%, 4/22/25 .. 462 474
992368273.UG.FTS.B, 28.98%, 4/22/25 .. 6 6
992368560.UG.FTS.B, 28.98%, 4/22/25 .. 768 785
992369391.UG.FTS.B, 28.98%, 4/22/25 .. 3,600 3,786
992369398.UG.FTS.B, 28.98%, 4/22/25 .. 2,845 2,990
992369869.UG.FTS.B, 28.98%, 4/22/25 .. 183 191
992370541.UG.FTS.B, 28.98%, 4/22/25 .. 98 103
992370841.UG.FTS.B, 28.98%, 4/22/25 .. 117 123
992371645.UG.FTS.B, 28.98%, 4/22/25 .. 128 135
992372464.UG.FTS.B, 28.98%, 4/22/25 .. – –
992372536.UG.FTS.B, 28.98%, 4/22/25 .. 145 152
992373864.UG.FTS.B, 28.98%, 4/22/25 .. 320 337
992374179.UG.FTS.B, 28.98%, 4/22/25 .. 184 190
992374711.UG.FTS.B, 28.98%, 4/22/25 .. 153 161
992375201.UG.FTS.B, 28.98%, 4/22/25 .. 777 773
992376583.UG.FTS.B, 28.98%, 4/22/25 .. 95 100
992377294.UG.FTS.B, 28.98%, 4/22/25 .. 528 550
992377706.UG.FTS.B, 28.98%, 4/22/25 .. 92 97
992381450.UG.FTS.B, 28.98%, 4/22/25 .. 248 261
992381541.UG.FTS.B, 28.98%, 4/22/25 .. 229 240
992381682.UG.FTS.B, 28.98%, 4/22/25 .. 995 1,046
992383551.UG.FTS.B, 28.98%, 4/22/25 .. 113 117
992385665.UG.FTS.B, 28.98%, 4/22/25 .. 718 755
992385955.UG.FTS.B, 28.98%, 4/22/25 .. 398 418
992387223.UG.FTS.B, 28.98%, 4/22/25 .. 72 73
992387691.UG.FTS.B, 28.98%, 4/22/25 .. 394 413
992387829.UG.FTS.B, 28.98%, 4/22/25 .. 16 16
992393761.UG.FTS.B, 28.98%, 4/22/25 .. 419 430
992394479.UG.FTS.B, 28.98%, 4/22/25 .. 23 23
992395262.UG.FTS.B, 28.98%, 4/22/25 .. 508 533
992395500.UG.FTS.B, 28.98%, 4/22/25 .. 224 227
992396306.UG.FTS.B, 28.98%, 4/22/25 .. 322 339
992398498.UG.FTS.B, 28.98%, 4/22/25 .. 107 112
992399780.UG.FTS.B, 28.98%, 4/22/25 .. 722 758
992401347.UG.FTS.B, 28.98%, 4/22/25 .. 44 46
992401643.UG.FTS.B, 28.98%, 4/22/25 .. 506 37
992405745.UG.FTS.B, 28.98%, 4/22/25 .. 98 102
992407836.UG.FTS.B, 28.98%, 4/22/25 .. 148 9
992411816.UG.FTS.B, 28.98%, 4/22/25 .. 100 105
992411958.UG.FTS.B, 28.98%, 4/22/25 .. 1,052 (36)
992412918.UG.FTS.B, 28.98%, 4/22/25 .. 174 175
992416249.UG.FTS.B, 28.98%, 4/22/25 .. 95 100
992417452.UG.FTS.B, 28.98%, 4/22/25 .. 22 22
992417494.UG.FTS.B, 28.98%, 4/22/25 .. 1,074 1,119

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992418065.UG.FTS.B, 28.98%, 4/22/25 .. $ 1,327 $ 1,309
992420668.UG.FTS.B, 28.98%, 4/22/25 .. 616 642
992421488.UG.FTS.B, 28.98%, 4/22/25 .. 342 355
992422193.UG.FTS.B, 28.98%, 4/22/25 .. 147 147
992423191.UG.FTS.B, 28.98%, 4/22/25 .. 21 21
992423598.UG.FTS.B, 28.98%, 4/22/25 .. 366 384
992425148.UG.FTS.B, 28.98%, 4/22/25 .. 259 272
992429717.UG.FTS.B, 28.98%, 4/22/25 .. 461 32
992431395.UG.FTS.B, 28.98%, 4/22/25 .. – –
992431746.UG.FTS.B, 28.98%, 4/22/25 .. 310 325
992432797.UG.FTS.B, 28.98%, 4/22/25 .. 169 177
992439548.UG.FTS.B, 28.98%, 4/22/25 .. 257 268
992440124.UG.FTS.B, 28.98%, 4/22/25 .. 124 129
992440865.UG.FTS.B, 28.98%, 4/22/25 .. 326 337
992446297.UG.FTS.B, 28.98%, 4/22/25 .. 236 248
992449500.UG.FTS.B, 28.98%, 4/22/25 .. 255 267
992450447.UG.FTS.B, 28.98%, 4/22/25 .. 99 104
992450751.UG.FTS.B, 28.98%, 4/22/25 .. 84 87
992452731.UG.FTS.B, 28.98%, 4/22/25 .. 143 149
992455341.UG.FTS.B, 28.98%, 4/22/25 .. 265 268
992455451.UG.FTS.B, 28.98%, 4/22/25 .. 396 402
992458748.UG.FTS.B, 28.98%, 4/22/25 .. 181 188
992458755.UG.FTS.B, 28.98%, 4/22/25 .. 123 129
992459453.UG.FTS.B, 28.98%, 4/22/25 .. 250 251
992468827.UG.FTS.B, 28.98%, 4/22/25 .. 703 730
992480717.UG.FTS.B, 28.98%, 4/22/25 .. 353 354
992480960.UG.FTS.B, 28.98%, 4/22/25 .. 54 55
992482020.UG.FTS.B, 28.98%, 4/22/25 .. 3,594 3,777
992491464.UG.FTS.B, 28.98%, 4/22/25 .. 1,896 1,975
992496033.UG.FTS.B, 28.98%, 4/22/25 .. 143 150
992496078.UG.FTS.B, 28.98%, 4/22/25 .. 2,491 2,619
992496285.UG.FTS.B, 28.98%, 4/22/25 .. 85 87
992497455.UG.FTS.B, 28.98%, 4/22/25 .. 443 458
992500046.UG.FTS.B, 28.98%, 4/22/25 .. 63 66
992506218.UG.FTS.B, 28.98%, 4/22/25 .. 356 374
992507230.UG.FTS.B, 28.98%, 4/22/25 .. 122 124
992511280.UG.FTS.B, 28.98%, 4/22/25 .. 94 98
992516839.UG.FTS.B, 28.98%, 4/22/25 .. 1,475 (77)
992518430.UG.FTS.B, 28.98%, 4/22/25 .. 177 186
992521854.UG.FTS.B, 28.98%, 4/22/25 .. 69 72
992521893.UG.FTS.B, 28.98%, 4/22/25 .. 177 180
992524050.UG.FTS.B, 28.98%, 4/22/25 .. 236 245
992525490.UG.FTS.B, 28.98%, 4/22/25 .. 89 93
992529617.UG.FTS.B, 28.98%, 4/22/25 .. 89 93
992536795.UG.FTS.B, 28.98%, 4/22/25 .. 419 25
992537398.UG.FTS.B, 28.98%, 4/22/25 .. 1,192 1,236
992548593.UG.FTS.B, 28.98%, 4/22/25 .. 35 2
992549728.UG.FTS.B, 28.98%, 4/22/25 .. 34 34
992551231.UG.FTS.B, 28.98%, 4/22/25 .. 31 32
992552775.UG.FTS.B, 28.98%, 4/22/25 .. 242 171
992554445.UG.FTS.B, 28.98%, 4/22/25 .. 710 737
992554813.UG.FTS.B, 28.98%, 4/22/25 .. 330 328
992557834.UG.FTS.B, 28.98%, 4/22/25 .. 156 162
992563615.UG.FTS.B, 28.98%, 4/22/25 .. 234 246
992565533.UG.FTS.B, 28.98%, 4/22/25 .. 257 265
992566101.UG.FTS.B, 28.98%, 4/22/25 .. 46 48
992574303.UG.FTS.B, 28.98%, 4/22/25 .. 65 67
992576385.UG.FTS.B, 28.98%, 4/22/25 .. 2,811 (95)
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992595859.UG.FTS.B, 28.98%, 4/22/25 .. $ 114 $ 93
992603802.UG.FTS.B, 28.98%, 4/22/25 .. 165 22
992604122.UG.FTS.B, 28.98%, 4/22/25 .. 228 235
992606495.UG.FTS.B, 28.98%, 4/22/25 .. 363 376
992610089.UG.FTS.B, 28.98%, 4/22/25 .. 1,181 1,219
992610599.UG.FTS.B, 28.98%, 4/22/25 .. 22 23
992612697.UG.FTS.B, 28.98%, 4/22/25 .. 241 250
992624926.UG.FTS.B, 28.98%, 4/22/25 .. 220 220
992628023.UG.FTS.B, 28.98%, 4/22/25 .. 20 20
992362455.UG.FTS.B, 29.45%, 4/22/25 .. 1,559 115
992363342.UG.FTS.B, 29.45%, 4/22/25 .. 149 157
992363476.UG.FTS.B, 29.45%, 4/22/25 .. 31 31
992366977.UG.FTS.B, 29.45%, 4/22/25 .. 270 284
992373681.UG.FTS.B, 29.45%, 4/22/25 .. 240 238
992381102.UG.FTS.B, 29.45%, 4/22/25 .. 181 183
992384475.UG.FTS.B, 29.45%, 4/22/25 .. 78 69
992391759.UG.FTS.B, 29.45%, 4/22/25 .. 62 62
992405476.UG.FTS.B, 29.45%, 4/22/25 .. 300 313
992411409.UG.FTS.B, 29.45%, 4/22/25 .. 138 141
992464088.UG.FTS.B, 29.45%, 4/22/25 .. 39 40
992465290.UG.FTS.B, 29.45%, 4/22/25 .. 222 234
992485001.UG.FTS.B, 29.45%, 4/22/25 .. 645 673
992506221.UG.FTS.B, 29.45%, 4/22/25 .. 38 38
992528734.UG.FTS.B, 29.45%, 4/22/25 .. 28 25
992362219.UG.FTS.B, 29.46%, 4/22/25 .. 890 934
992365556.UG.FTS.B, 29.46%, 4/22/25 .. 196 203
992367623.UG.FTS.B, 29.46%, 4/22/25 .. 1,653 1,743
992368238.UG.FTS.B, 29.46%, 4/22/25 .. 1,248 1,302
992372241.UG.FTS.B, 29.46%, 4/22/25 .. 112 6
992375682.UG.FTS.B, 29.46%, 4/22/25 .. 49 50
992377928.UG.FTS.B, 29.46%, 4/22/25 .. 60 63
992389328.UG.FTS.B, 29.46%, 4/22/25 .. 538 566
992392194.UG.FTS.B, 29.46%, 4/22/25 .. 153 160
992392369.UG.FTS.B, 29.46%, 4/22/25 .. 96 101
992394478.UG.FTS.B, 29.46%, 4/22/25 .. 935 952
992395944.UG.FTS.B, 29.46%, 4/22/25 .. 97 97
992398508.UG.FTS.B, 29.46%, 4/22/25 .. 462 (15)
992418116.UG.FTS.B, 29.46%, 4/22/25 .. 635 668
992431463.UG.FTS.B, 29.46%, 4/22/25 .. 30 31
992434681.UG.FTS.B, 29.46%, 4/22/25 .. 113 16
992470065.UG.FTS.B, 29.46%, 4/22/25 .. 97 102
992474651.UG.FTS.B, 29.46%, 4/22/25 .. 446 466
992479842.UG.FTS.B, 29.46%, 4/22/25 .. 131 132
992500532.UG.FTS.B, 29.46%, 4/22/25 .. 247 34
992529819.UG.FTS.B, 29.46%, 4/22/25 .. 146 (5)
992533497.UG.FTS.B, 29.46%, 4/22/25 .. 407 428
992584431.UG.FTS.B, 29.46%, 4/22/25 .. 102 106
992600132.UG.FTS.B, 29.46%, 4/22/25 .. 129 127
992627846.UG.FTS.B, 29.46%, 4/22/25 .. 8 8
992361813.UG.FTS.B, 29.47%, 4/22/25 .. 1,267 1,334
992366927.UG.FTS.B, 29.47%, 4/22/25 .. 199 210
992374140.UG.FTS.B, 29.47%, 4/22/25 .. 211 219
992417168.UG.FTS.B, 29.47%, 4/22/25 .. 124 131
992465343.UG.FTS.B, 29.47%, 4/22/25 .. 29 29
992468980.UG.FTS.B, 29.47%, 4/22/25 .. 113 120
992516460.UG.FTS.B, 29.47%, 4/22/25 .. 128 97
992519663.UG.FTS.B, 29.47%, 4/22/25 .. 80 85
992620607.UG.FTS.B, 29.47%, 4/22/25 .. 434 448

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992363747.UG.FTS.B, 29.48%, 4/22/25 .. $ 111 $ 117
992365388.UG.FTS.B, 29.48%, 4/22/25 .. 126 (4)
992365747.UG.FTS.B, 29.48%, 4/22/25 .. 594 628
992367302.UG.FTS.B, 29.48%, 4/22/25 .. 167 170
992368637.UG.FTS.B, 29.48%, 4/22/25 .. 274 277
992376821.UG.FTS.B, 29.48%, 4/22/25 .. 1,099 1,143
992395931.UG.FTS.B, 29.48%, 4/22/25 .. 267 282
992397007.UG.FTS.B, 29.48%, 4/22/25 .. 118 115
992508696.UG.FTS.B, 29.48%, 4/22/25 .. 71 10
992528527.UG.FTS.B, 29.48%, 4/22/25 .. 147 156
992583285.UG.FTS.B, 29.48%, 4/22/25 .. 185 192
992583905.UG.FTS.B, 29.48%, 4/22/25 .. 59 59
992603797.UG.FTS.B, 29.48%, 4/22/25 .. 17 17
992624421.UG.FTS.B, 29.48%, 4/22/25 .. 145 151
992361706.UG.FTS.B, 29.49%, 4/22/25 .. 315 326
992362460.UG.FTS.B, 29.49%, 4/22/25 .. 328 347
992362463.UG.FTS.B, 29.49%, 4/22/25 .. 164 174
992363263.UG.FTS.B, 29.49%, 4/22/25 .. 159 12
992363472.UG.FTS.B, 29.49%, 4/22/25 .. 245 255
992363958.UG.FTS.B, 29.49%, 4/22/25 .. 274 (9)
992364260.UG.FTS.B, 29.49%, 4/22/25 .. 456 (32)
992364268.UG.FTS.B, 29.49%, 4/22/25 .. 103 108
992364295.UG.FTS.B, 29.49%, 4/22/25 .. 110 117
992364470.UG.FTS.B, 29.49%, 4/22/25 .. 168 172
992364952.UG.FTS.B, 29.49%, 4/22/25 .. 152 158
992365260.UG.FTS.B, 29.49%, 4/22/25 .. 344 347
992365707.UG.FTS.B, 29.49%, 4/22/25 .. 1,086 75
992366019.UG.FTS.B, 29.49%, 4/22/25 .. 51 53
992366822.UG.FTS.B, 29.49%, 4/22/25 .. 2,151 2,288
992367245.UG.FTS.B, 29.49%, 4/22/25 .. – –
992367592.UG.FTS.B, 29.49%, 4/22/25 .. 6 6
992368082.UG.FTS.B, 29.49%, 4/22/25 .. 841 852
992368168.UG.FTS.B, 29.49%, 4/22/25 .. 245 (9)
992368665.UG.FTS.B, 29.49%, 4/22/25 .. 429 28
992369526.UG.FTS.B, 29.49%, 4/22/25 .. 286 292
992369742.UG.FTS.B, 29.49%, 4/22/25 .. 873 62
992369764.UG.FTS.B, 29.49%, 4/22/25 .. 1,382 1,419
992370530.UG.FTS.B, 29.49%, 4/22/25 .. 111 9
992373418.UG.FTS.B, 29.49%, 4/22/25 .. 167 177
992375318.UG.FTS.B, 29.49%, 4/22/25 .. 123 17
992375769.UG.FTS.B, 29.49%, 4/22/25 .. 48 48
992376987.UG.FTS.B, 29.49%, 4/22/25 .. 95 101
992377029.UG.FTS.B, 29.49%, 4/22/25 .. 60 63
992377107.UG.FTS.B, 29.49%, 4/22/25 .. 1,215 1,260
992377212.UG.FTS.B, 29.49%, 4/22/25 .. 193 204
992380732.UG.FTS.B, 29.49%, 4/22/25 .. 272 287
992380897.UG.FTS.B, 29.49%, 4/22/25 .. 216 227
992382341.UG.FTS.B, 29.49%, 4/22/25 .. 73 77
992382649.UG.FTS.B, 29.49%, 4/22/25 .. 190 192
992382696.UG.FTS.B, 29.49%, 4/22/25 .. 101 106
992383220.UG.FTS.B, 29.49%, 4/22/25 .. 553 41
992385494.UG.FTS.B, 29.49%, 4/22/25 .. 148 148
992387430.UG.FTS.B, 29.49%, 4/22/25 .. 158 168
992387814.UG.FTS.B, 29.49%, 4/22/25 .. 79 80
992388932.UG.FTS.B, 29.49%, 4/22/25 .. 160 170
992389714.UG.FTS.B, 29.49%, 4/22/25 .. 134 141
992390198.UG.FTS.B, 29.49%, 4/22/25 .. 44 45
992390795.UG.FTS.B, 29.49%, 4/22/25 .. 125 132
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992392038.UG.FTS.B, 29.49%, 4/22/25 .. $ 41 $ 42
992392406.UG.FTS.B, 29.49%, 4/22/25 .. 42 43
992392491.UG.FTS.B, 29.49%, 4/22/25 .. 238 251
992393084.UG.FTS.B, 29.49%, 4/22/25 .. 164 166
992393945.UG.FTS.B, 29.49%, 4/22/25 .. 20 20
992395091.UG.FTS.B, 29.49%, 4/22/25 .. 198 209
992395729.UG.FTS.B, 29.49%, 4/22/25 .. 251 222
992395985.UG.FTS.B, 29.49%, 4/22/25 .. 595 591
992396468.UG.FTS.B, 29.49%, 4/22/25 .. 435 458
992397329.UG.FTS.B, 29.49%, 4/22/25 .. 143 147
992397999.UG.FTS.B, 29.49%, 4/22/25 .. 86 90
992398581.UG.FTS.B, 29.49%, 4/22/25 .. 340 24
992399168.UG.FTS.B, 29.49%, 4/22/25 .. 29 30
992399427.UG.FTS.B, 29.49%, 4/22/25 .. 152 155
992399453.UG.FTS.B, 29.49%, 4/22/25 .. 208 215
992399844.UG.FTS.B, 29.49%, 4/22/25 .. 657 692
992402039.UG.FTS.B, 29.49%, 4/22/25 .. 17 17
992402040.UG.FTS.B, 29.49%, 4/22/25 .. 419 436
992404011.UG.FTS.B, 29.49%, 4/22/25 .. 56 58
992410164.UG.FTS.B, 29.49%, 4/22/25 .. 1,254 1,275
992410696.UG.FTS.B, 29.49%, 4/22/25 .. 106 106
992414935.UG.FTS.B, 29.49%, 4/22/25 .. 716 754
992416396.UG.FTS.B, 29.49%, 4/22/25 .. 191 201
992416593.UG.FTS.B, 29.49%, 4/22/25 .. 669 51
992416636.UG.FTS.B, 29.49%, 4/22/25 .. 896 (32)
992416738.UG.FTS.B, 29.49%, 4/22/25 .. 1,567 117
992416748.UG.FTS.B, 29.49%, 4/22/25 .. 479 509
992418463.UG.FTS.B, 29.49%, 4/22/25 .. 466 (14)
992419339.UG.FTS.B, 29.49%, 4/22/25 .. 23 24
992419369.UG.FTS.B, 29.49%, 4/22/25 .. 269 277
992419799.UG.FTS.B, 29.49%, 4/22/25 .. 123 129
992420242.UG.FTS.B, 29.49%, 4/22/25 .. 157 164
992420248.UG.FTS.B, 29.49%, 4/22/25 .. 129 136
992422521.UG.FTS.B, 29.49%, 4/22/25 .. 107 111
992427395.UG.FTS.B, 29.49%, 4/22/25 .. 119 127
992427949.UG.FTS.B, 29.49%, 4/22/25 .. 96 101
992430463.UG.FTS.B, 29.49%, 4/22/25 .. 54 55
992432540.UG.FTS.B, 29.49%, 4/22/25 .. 203 214
992432910.UG.FTS.B, 29.49%, 4/22/25 .. 1,835 1,936
992434494.UG.FTS.B, 29.49%, 4/22/25 .. 169 173
992435188.UG.FTS.B, 29.49%, 4/22/25 .. 177 175
992438752.UG.FTS.B, 29.49%, 4/22/25 .. 447 471
992444712.UG.FTS.B, 29.49%, 4/22/25 .. 2,152 2,288
992445035.UG.FTS.B, 29.49%, 4/22/25 .. 717 747
992445486.UG.FTS.B, 29.49%, 4/22/25 .. 251 267
992448379.UG.FTS.B, 29.49%, 4/22/25 .. 117 125
992451074.UG.FTS.B, 29.49%, 4/22/25 .. 53 54
992451949.UG.FTS.B, 29.49%, 4/22/25 .. – –
992452116.UG.FTS.B, 29.49%, 4/22/25 .. – –
992454195.UG.FTS.B, 29.49%, 4/22/25 .. 58 60
992455844.UG.FTS.B, 29.49%, 4/22/25 .. 3,393 3,531
992456989.UG.FTS.B, 29.49%, 4/22/25 .. 564 (20)
992464276.UG.FTS.B, 29.49%, 4/22/25 .. 170 171
992469449.UG.FTS.B, 29.49%, 4/22/25 .. 31 31
992472424.UG.FTS.B, 29.49%, 4/22/25 .. 313 318
992472851.UG.FTS.B, 29.49%, 4/22/25 .. 18 18
992473215.UG.FTS.B, 29.49%, 4/22/25 .. 19 19
992475726.UG.FTS.B, 29.49%, 4/22/25 .. 163 174

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992477452.UG.FTS.B, 29.49%, 4/22/25 .. $ 532 $ 556
992477516.UG.FTS.B, 29.49%, 4/22/25 .. 88 92
992479682.UG.FTS.B, 29.49%, 4/22/25 .. 210 222
992484017.UG.FTS.B, 29.49%, 4/22/25 .. 429 452
992485283.UG.FTS.B, 29.49%, 4/22/25 .. 51 52
992485527.UG.FTS.B, 29.49%, 4/22/25 .. 215 226
992487374.UG.FTS.B, 29.49%, 4/22/25 .. 179 187
992487705.UG.FTS.B, 29.49%, 4/22/25 .. 402 419
992487970.UG.FTS.B, 29.49%, 4/22/25 .. 16 16
992488959.UG.FTS.B, 29.49%, 4/22/25 .. 336 333
992494128.UG.FTS.B, 29.49%, 4/22/25 .. 215 225
992495417.UG.FTS.B, 29.49%, 4/22/25 .. 123 128
992496171.UG.FTS.B, 29.49%, 4/22/25 .. 357 376
992497034.UG.FTS.B, 29.49%, 4/22/25 .. 104 109
992500651.UG.FTS.B, 29.49%, 4/22/25 .. 22 22
992502694.UG.FTS.B, 29.49%, 4/22/25 .. 163 166
992508820.UG.FTS.B, 29.49%, 4/22/25 .. 239 253
992509371.UG.FTS.B, 29.49%, 4/22/25 .. 46 48
992514658.UG.FTS.B, 29.49%, 4/22/25 .. 30 30
992514855.UG.FTS.B, 29.49%, 4/22/25 .. 107 113
992515474.UG.FTS.B, 29.49%, 4/22/25 .. 993 1,048
992515660.UG.FTS.B, 29.49%, 4/22/25 .. 250 264
992516313.UG.FTS.B, 29.49%, 4/22/25 .. 356 377
992516427.UG.FTS.B, 29.49%, 4/22/25 .. 121 16
992519259.UG.FTS.B, 29.49%, 4/22/25 .. 196 202
992519839.UG.FTS.B, 29.49%, 4/22/25 .. 287 300
992523134.UG.FTS.B, 29.49%, 4/22/25 .. 229 242
992525909.UG.FTS.B, 29.49%, 4/22/25 .. 266 280
992529240.UG.FTS.B, 29.49%, 4/22/25 .. 201 209
992532351.UG.FTS.B, 29.49%, 4/22/25 .. 498 519
992534566.UG.FTS.B, 29.49%, 4/22/25 .. 604 636
992539629.UG.FTS.B, 29.49%, 4/22/25 .. 19 19
992541032.UG.FTS.B, 29.49%, 4/22/25 .. 74 77
992545069.UG.FTS.B, 29.49%, 4/22/25 .. 126 133
992552564.UG.FTS.B, 29.49%, 4/22/25 .. 355 367
992552626.UG.FTS.B, 29.49%, 4/22/25 .. 350 372
992564506.UG.FTS.B, 29.49%, 4/22/25 .. 496 521
992564584.UG.FTS.B, 29.49%, 4/22/25 .. 705 707
992567188.UG.FTS.B, 29.49%, 4/22/25 .. 55 58
992573503.UG.FTS.B, 29.49%, 4/22/25 .. 40 41
992573800.UG.FTS.B, 29.49%, 4/22/25 .. 174 181
992575177.UG.FTS.B, 29.49%, 4/22/25 .. 733 769
992575189.UG.FTS.B, 29.49%, 4/22/25 .. 716 50
992584017.UG.FTS.B, 29.49%, 4/22/25 .. 138 144
992586194.UG.FTS.B, 29.49%, 4/22/25 .. 48 48
992590467.UG.FTS.B, 29.49%, 4/22/25 .. 42 42
992594428.UG.FTS.B, 29.49%, 4/22/25 .. 660 692
992595569.UG.FTS.B, 29.49%, 4/22/25 .. 391 406
992596925.UG.FTS.B, 29.49%, 4/22/25 .. 17 17
992597371.UG.FTS.B, 29.49%, 4/22/25 .. 236 238
992602719.UG.FTS.B, 29.49%, 4/22/25 .. 365 380
992607665.UG.FTS.B, 29.49%, 4/22/25 .. 94 98
992611173.UG.FTS.B, 29.49%, 4/22/25 .. 75 66
992611652.UG.FTS.B, 29.49%, 4/22/25 .. 71 73
992615760.UG.FTS.B, 29.49%, 4/22/25 .. 233 241
992620880.UG.FTS.B, 29.49%, 4/22/25 .. 24 24
992622043.UG.FTS.B, 29.49%, 4/22/25 .. 769 779
992622644.UG.FTS.B, 29.49%, 4/22/25 .. 808 822
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992624887.UG.FTS.B, 29.49%, 4/22/25 .. $ 283 $ 294
992625452.UG.FTS.B, 29.49%, 4/22/25 .. 35 36
992626537.UG.FTS.B, 29.49%, 4/22/25 .. 512 512
992626804.UG.FTS.B, 29.49%, 4/22/25 .. 212 222
992631098.UG.FTS.B, 29.49%, 4/22/25 .. 708 735
992633754.UG.FTS.B, 29.49%, 4/22/25 .. 20 1
992239074.UG.FTS.B, 28.98%, 5/08/25 .. 131 92
992055451.UG.FTS.B, 29.47%, 5/08/25 .. 181 24
992182530.UG.FTS.B, 19.99%, 5/09/25 .. 175 177
992135526.UG.FTS.B, 28.98%, 5/09/25 .. 1,221 865
992377615.UG.FTS.B, 29.49%, 5/20/25 .. 505 37
992096689.UG.FTS.B, 28.98%, 5/23/25 .. 188 139
992083964.UG.FTS.B, 29.49%, 6/08/25 .. 88 66
992282384.UG.FTS.B, 16.99%, 6/09/25 .. 782 799
992335769.UG.FTS.B, 19.21%, 6/11/25 .. 1,671 1,137
992308738.UG.FTS.B, 27.95%, 6/14/25 .. 1,461 988
992084833.UG.FTS.B, 29.49%, 6/20/25 .. 162 21
991857129.UG.FTS.B, 28.98%, 6/24/25 .. 94 64
992226851.UG.FTS.B, 29.49%, 7/07/25 .. 276 197
992005280.UG.FTS.B, 28.98%, 7/08/25 .. 171 125
992032851.UG.FTS.B, 29.49%, 7/08/25 .. 1,118 801
992010964.UG.FTS.B, 28.98%, 7/09/25 .. 383 52
992061641.UG.FTS.B, 28.98%, 7/09/25 .. 104 75
992189172.UG.FTS.B, 28.98%, 7/09/25 .. 1,428 1,012
991984558.UG.FTS.B, 29.49%, 7/09/25 .. 250 183
992018172.UG.FTS.B, 29.49%, 7/09/25 .. 811 574
992510309.UG.FTS.B, 28.98%, 7/18/25 .. 574 404
992172097.UG.FTS.B, 29.46%, 7/20/25 .. 118 83
992085153.UG.FTS.B, 29.49%, 7/20/25 .. 3,555 2,650
992128514.UG.FTS.B, 29.49%, 7/20/25 .. 1,403 1,003
992362680.UG.FTS.B, 29.49%, 7/20/25 .. 156 21
992183546.UG.FTS.B, 24.95%, 7/30/25 .. 197 150
992331622.UG.FTS.B, 23.95%, 8/10/25 .. 216 154
992288991.UG.FTS.B, 29.49%, 8/12/25 .. 111 115
992329160.UG.FTS.B, 16.99%, 8/16/25 .. 1,603 1,077
992400112.UG.FTS.B, 19.99%, 8/17/25 .. 319 230
992454935.UG.FTS.B, 28.98%, 8/18/25 .. 100 7
992550289.UG.FTS.B, 29.46%, 8/18/25 .. 192 136
992339116.UG.FTS.B, 29.49%, 8/18/25 .. 997 709
992385553.UG.FTS.B, 29.49%, 8/18/25 .. 123 92
992550826.UG.FTS.B, 29.49%, 8/18/25 .. 129 95
992452704.UG.FTS.B, 19.99%, 8/19/25 .. 195 137
992573827.UG.FTS.B, 19.99%, 8/19/25 .. 1,785 1,242
992401655.UG.FTS.B, 29.49%, 8/19/25 .. 953 716
992075322.UG.FTS.B, 19.99%, 8/20/25 .. 211 148
992153089.UG.FTS.B, 19.99%, 8/20/25 .. 204 2
992124027.UG.FTS.B, 22.97%, 8/20/25 .. 440 311
992413480.UG.FTS.B, 28.98%, 8/20/25 .. 677 484
992382150.UG.FTS.B, 29.49%, 8/20/25 .. 310 234
992447478.UG.FTS.B, 29.49%, 8/20/25 .. 95 68
991965134.UG.FTS.B, 28.98%, 9/08/25 .. 146 104
991995404.UG.FTS.B, 29.45%, 9/08/25 .. 153 108
992199894.UG.FTS.B, 29.45%, 9/08/25 .. 235 166
992019770.UG.FTS.B, 29.49%, 9/08/25 .. 328 241
992217988.UG.FTS.B, 28.98%, 9/09/25 .. 753 48
991981036.UG.FTS.B, 29.49%, 9/09/25 .. 162 119
992335011.UG.FTS.B, 28.98%, 9/17/25 .. 559 390
992344998.UG.FTS.B, 19.99%, 9/18/25 .. 1,355 943

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992360397.UG.FTS.B, 29.47%, 9/18/25 .. $ 126 $ 91
992126884.UG.FTS.B, Zero Cpn, 9/20/25 . 91 6
992218353.UG.FTS.B, 28.98%, 9/20/25 .. 1,530 1,091
992379331.UG.FTS.B, 15.97%, 10/06/25 . 1,547 995
992427018.UG.FTS.B, 28.98%, 10/18/25 . 199 (4)
992377002.UG.FTS.B, 29.49%, 10/19/25 . 205 142
992076402.UG.FTS.B, 28.98%, 10/20/25 . 447 308
992495731.UG.FTS.B, 28.98%, 10/20/25 . 790 559
992391876.UG.FTS.B, 29.49%, 10/20/25 . 181 122
992228441.UG.FTS.B, 29.49%, 11/09/25 . 955 (20)
992247751.UG.FTS.B, 29.49%, 11/09/25 . 118 (4)
992363299.UG.FTS.B, 28.98%, 11/20/25 . 305 209
991873289.UG.FTS.B, 19.21%, 11/25/25 . 1,716 1,097
992386280.UG.FTS.B, 15.97%, 12/06/25 . 3,175 2,066
992002435.UG.FTS.B, 28.98%, 12/08/25 . 243 171
991995550.UG.FTS.B, 26.94%, 12/09/25 . 1,663 1,154
992335983.UG.FTS.B, 29.49%, 12/18/25 . 309 20
992204783.UG.FTS.B, 29.48%, 12/19/25 . 1,680 1,147
992011909.UG.FTS.B, 29.49%, 1/09/26 .. 399 278
992236730.UG.FTS.B, 29.49%, 1/09/26 .. 195 133
992278017.UG.FTS.B, 21.46%, 1/11/26 .. 724 517
992299528.UG.FTS.B, 21.46%, 1/11/26 .. 174 116
992255191.UG.FTS.B, 29.49%, 1/11/26 .. 248 171
992079044.UG.FTS.B, 29.46%, 1/18/26 .. 2,081 147
992177492.UG.FTS.B, 28.98%, 1/20/26 .. 590 410
992343611.UG.FTS.B, 29.46%, 2/18/26 .. 1,758 123
992092477.UG.FTS.B, 22.95%, 2/20/26 .. 4,686 3,199
992596176.UG.FTS.B, 28.98%, 2/20/26 .. 429 292
992372039.UG.FTS.B, 15.99%, 3/08/26 .. 194 121
992059226.UG.FTS.B, 29.45%, 3/18/26 .. 1,191 857
992493681.UG.FTS.B, 29.48%, 3/19/26 .. 1,675 1,129
992434362.UG.FTS.B, 29.48%, 3/20/26 .. 184 127
992368058.UG.FTS.B, 29.45%, 4/18/26 .. 2,578 1,604
992410221.UG.FTS.B, 27.95%, 4/20/26 .. 369 288
992368754.UG.FTS.B, 29.45%, 4/20/26 .. 2,792 1,997
992120732.UG.FTS.B, 29.49%, 4/20/26 .. 418 (6)
992435978.UG.FTS.B, 29.49%, 4/20/26 .. 257 166
992088318.UG.FTS, 0.17%, 6/01/26 ..... 111 109
992349348.UG.FTS.B, 16.99%, 7/08/26 .. 282 173
992100478.UG.FTS.B, 29.49%, 8/09/26 .. 295 218
992156587.UG.FTS.B, 29.49%, 9/09/26 .. 220 135
992238434.UG.FTS.B, 28.98%, 9/12/26 .. 708 451
992120980.UG.FTS.B, 29.49%, 9/19/26 .. 571 582
992074090.UG.FTS.B, 22.36%, 3/11/27 .. 2,304 431
992076610.UG.FTS.B, 22.36%, 3/11/27 .. 2,914 545
991980740.UG.FTS.B, 22.36%, 3/12/27 .. 610 40
992225456.UG.FTS.B, 22.36%, 3/12/27 .. 700 721
992220224.UG.FTS.B, 19.99%, 4/04/27 .. 2,393 2,478
992227359.UG.FTS.B, 19.99%, 4/04/27 .. 86 88
992239940.UG.FTS.B, 15.99%, 4/08/27 .. 1,050 1,090
992322764.UG.FTS.B, 16.99%, 4/09/27 .. 21 21
992288301.UG.FTS.B, 22.36%, 4/11/27 .. 1,383 90
992277625.UG.FTS.B, 15.99%, 4/13/27 .. 1,223 1,256
992296704.UG.FTS.B, 16.99%, 4/15/27 .. 2,267 2,356
992451656.UG.FTS.B, 16.99%, 4/15/27 .. 808 806
992388025.UG.FTS.B, 21.99%, 4/15/27 .. 1,038 1,080
992394335.UG.FTS.B, 19.99%, 4/20/27 .. 212 221
992413089.UG.FTS.B, 19.99%, 4/21/27 .. 3,991 4,134
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992367182.UG.FTS.B, Zero Cpn, 6/18/27 . $ – $ –
992250137.UG.FTS.B, Zero Cpn, 7/09/27 . – –
991996130.UG.FTS.B, 29.49%, 10/09/27 . – –
992468268.UG.FTS.B, 29.49%, 10/19/27 . – –
992384297.UG.FTS.B, 29.49%, 10/20/27 . – –
992553647.UG.FTS.B, 29.49%, 10/20/27 . – –
992109536.UG.FTS.B, 29.49%, 11/20/27 . – –
992138635.UG.FTS.B, 29.49%, 11/20/27 . – –
992193819.UG.FTS.B, 22.36%, 11/29/27 . 166 93
992131978.UG.FTS.B, 29.46%, 12/08/27 . – –
992298625.UG.FTS.B, 20.47%, 12/12/27 . – –
992588454.UG.FTS.B, 29.49%, 12/17/27 . – –
992548955.UG.FTS.B, 28.98%, 12/20/27 . – –
992309051.UG.FTS.B, 29.49%, 12/20/27 . – –
992451388.UG.FTS.B, 29.49%, 12/20/27 . – –
991864614.UG.FTS.B, 29.49%, 12/24/27 . – –
992214041.UG.FTS.B, 21.46%, 1/01/28 .. – –
991989435.UG.FTS.B, 29.49%, 1/08/28 .. 5 5
992141694.UG.FTS.B, 29.49%, 1/08/28 .. – –
992074861.UG.FTS.B, 28.98%, 1/09/28 .. – –
992052748.UG.FTS.B, 29.49%, 1/09/28 .. – –
992140000.UG.FTS.B, 29.49%, 1/20/28 .. – –
992494028.UG.FTS.B, 29.49%, 1/20/28 .. – –
992003469.UG.FTS.B, 29.49%, 2/08/28 .. – –
992162561.UG.FTS.B, Zero Cpn, 2/09/28 . 12 1
992443633.UG.FTS.B, 28.98%, 2/18/28 .. – –
992362885.UG.FTS.B, 28.48%, 2/20/28 .. – –
992365170.UG.FTS.B, 29.48%, 2/20/28 .. – –
992375134.UG.FTS.B, 29.48%, 2/20/28 .. – –
992615020.UG.FTS.B, 29.48%, 2/20/28 .. – –
992420593.UG.FTS.B, 29.49%, 2/20/28 .. – –
992501719.UG.FTS.B, 29.49%, 2/20/28 .. – –
991879489.UG.FTS.B, 28.98%, 2/25/28 .. 37 38
992099646.UG.FTS.B, 29.49%, 3/08/28 .. 3 –
992226480.UG.FTS.B, Zero Cpn, 3/12/28 . 5 –
992075660.UG.FTS.B, 29.49%, 3/18/28 .. – –
992356471.UG.FTS.B, 29.49%, 3/18/28 .. 6 –
992225170.UG.FTS.B, Zero Cpn, 3/20/28 . 8 1
992366952.UG.FTS.B, Zero Cpn, 3/20/28 . 8 –
992041733.UG.FTS.B, Zero Cpn, 4/07/28 . 13 1
992382889.UG.FTS.B, Zero Cpn, 4/18/28 . 10 1
992343941.UG.FTS.B, 29.49%, 4/18/28 .. – –
992098932.UG.FTS.B, 29.49%, 4/20/28 .. 1 1
992456644.UG.FTS.B, 29.49%, 4/20/28 .. 1 –
992544772.UG.FTS.B, 29.49%, 4/20/28 .. – –
992602763.UG.FTS.B, 29.49%, 4/20/28 .. 6 –
992608539.UG.FTS.B, 29.49%, 4/20/28 .. 14 1
992335772.UG.FTS.B, 16.49%, 4/27/28 .. 12 1
992006952.UG.FTS.B, 29.49%, 5/08/28 .. – –
992072402.UG.FTS.B, 28.98%, 5/09/28 .. – –
992392981.UG.FTS.B, 29.49%, 5/18/28 .. 2 –
992078026.UG.FTS.B, 29.49%, 5/20/28 .. – –
992085871.UG.FTS.B, 29.49%, 5/20/28 .. – –
992161174.UG.FTS.B, 29.49%, 5/20/28 .. 6 –
992364019.UG.FTS.B, 29.49%, 5/20/28 .. 10 –
992472450.UG.FTS.B, 29.49%, 5/20/28 .. 1 1
992549029.UG.FTS.B, 29.49%, 5/20/28 .. 5 1
992170007.UG.FTS.B, 29.48%, 6/08/28 .. 14 6

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992490130.UG.FTS.B, Zero Cpn, 6/18/28 . $ 21 $ 1
992333658.UG.FTS.B, 29.49%, 6/18/28 .. 7 7
992088108.UG.FTS.B, 29.47%, 6/20/28 .. 7 1
992079165.UG.FTS.B, 29.49%, 6/20/28 .. 1 1
992215920.UG.FTS.B, 29.49%, 6/20/28 .. 39 40
992376523.UG.FTS.B, 17.49%, 7/01/28 .. 2 –
992009284.UG.FTS.B, 14.98%, 7/02/28 .. 2 2
992210289.UG.FTS.B, 15.47%, 7/04/28 .. 4 4
992245686.UG.FTS.B, 17.97%, 7/06/28 .. 4 4
992061176.UG.FTS.B, 27.95%, 7/06/28 .. 5 5
991958857.UG.FTS.B, 28.98%, 7/06/28 .. 4 4
991954714.UG.FTS.B, 28.98%, 7/07/28 .. 1 1
992050795.UG.FTS.B, 29.49%, 7/07/28 .. 1 1
992073177.UG.FTS.B, Zero Cpn, 7/08/28 . 27 2
991992817.UG.FTS.B, 26.44%, 7/08/28 .. 3 3
992027009.UG.FTS.B, 28.98%, 7/08/28 .. – –
992053411.UG.FTS.B, 28.98%, 7/08/28 .. 2 2
991990345.UG.FTS.B, 29.47%, 7/08/28 .. – –
991967839.UG.FTS.B, 29.49%, 7/08/28 .. 3 3
991998856.UG.FTS.B, 29.49%, 7/08/28 .. – –
992010608.UG.FTS.B, 29.49%, 7/08/28 .. 13 1
992101184.UG.FTS.B, 29.49%, 7/08/28 .. 2 2
992030321.UG.FTS.B, 28.98%, 7/09/28 .. – –
992041049.UG.FTS.B, 29.48%, 7/09/28 .. 15 1
991980595.UG.FTS.B, 29.49%, 7/09/28 .. 2 2
992031381.UG.FTS.B, 29.49%, 7/09/28 .. 17 1
992110922.UG.FTS.B, 29.49%, 7/09/28 .. 2 2
992151786.UG.FTS.B, 29.49%, 7/09/28 .. 8 4
992280355.UG.FTS.B, 16.49%, 7/10/28 .. 1 1
992351798.UG.FTS.B, 15.97%, 7/11/28 .. 2 2
992306455.UG.FTS.B, 19.3%, 7/11/28 ... 2 2
992250031.UG.FTS.B, 29.49%, 7/11/28 .. 5 5
992243835.UG.FTS.B, 28.98%, 7/12/28 .. 1 1
992232683.UG.FTS.B, 29.47%, 7/12/28 .. 4 4
992307006.UG.FTS.B, 29.49%, 7/12/28 .. 19 1
992305164.UG.FTS.B, 29.46%, 7/13/28 .. 13 2
992307184.UG.FTS.B, 21.46%, 7/14/28 .. 4 4
992404296.UG.FTS.B, 28.48%, 7/18/28 .. 2 2
992411415.UG.FTS.B, 28.98%, 7/18/28 .. 33 (1)
992339161.UG.FTS.B, 29.45%, 7/18/28 .. 1 1
992059207.UG.FTS.B, 29.48%, 7/18/28 .. – –
992153825.UG.FTS.B, 29.49%, 7/18/28 .. 17 1
992340942.UG.FTS.B, 29.49%, 7/18/28 .. 2 2
992422385.UG.FTS.B, 29.49%, 7/18/28 .. 3 3
992588453.UG.FTS.B, 29.49%, 7/18/28 .. 4 4
992371285.UG.FTS.B, 29.49%, 7/19/28 .. 12 12
992138822.UG.FTS.B, Zero Cpn, 7/20/28 . 2 –
992075525.UG.FTS.B, 19.99%, 7/20/28 .. 12 3
992083363.UG.FTS.B, 19.99%, 7/20/28 .. 3 3
992220049.UG.FTS.B, 19.99%, 7/20/28 .. 4 4
992404710.UG.FTS.B, 19.99%, 7/20/28 .. 6 6
992497346.UG.FTS.B, 19.99%, 7/20/28 .. – –
992562046.UG.FTS.B, 28.48%, 7/20/28 .. 2 2
992105037.UG.FTS.B, 28.98%, 7/20/28 .. 2 2
992119188.UG.FTS.B, 28.98%, 7/20/28 .. 1 1
992278239.UG.FTS.B, 28.98%, 7/20/28 .. 2 2
992230512.UG.FTS.B, 29.45%, 7/20/28 .. 3 3
992405466.UG.FTS.B, 29.47%, 7/20/28 .. 2 2
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992084960.UG.FTS.B, 29.48%, 7/20/28 .. $ 1 $ 1
992194496.UG.FTS.B, 29.48%, 7/20/28 .. 5 4
992235251.UG.FTS.B, 29.48%, 7/20/28 .. – –
992418819.UG.FTS.B, 29.48%, 7/20/28 .. – –
992106340.UG.FTS.B, 29.49%, 7/20/28 .. 21 –
992118662.UG.FTS.B, 29.49%, 7/20/28 .. 2 2
992201914.UG.FTS.B, 29.49%, 7/20/28 .. 2 2
992345916.UG.FTS.B, 29.49%, 7/20/28 .. 14 14
992364981.UG.FTS.B, 29.49%, 7/20/28 .. 2 2
992368062.UG.FTS.B, 29.49%, 7/20/28 .. 3 4
992368106.UG.FTS.B, 29.49%, 7/20/28 .. 4 4
992368134.UG.FTS.B, 29.49%, 7/20/28 .. 3 3
992370516.UG.FTS.B, 29.49%, 7/20/28 .. 1 2
992373724.UG.FTS.B, 29.49%, 7/20/28 .. 1 1
992406953.UG.FTS.B, 29.49%, 7/20/28 .. 1 1
992488594.UG.FTS.B, 29.49%, 7/20/28 .. 9 9
992492893.UG.FTS.B, 29.49%, 7/20/28 .. 21 (1)
992509276.UG.FTS.B, 29.49%, 7/20/28 .. – –
992514830.UG.FTS.B, 29.49%, 7/20/28 .. 3 3
992590556.UG.FTS.B, 29.49%, 7/20/28 .. 10 2
991858326.UG.FTS.B, 28.98%, 7/24/28 .. 4 4
992181699.UG.FTS.B, 15.99%, 7/28/28 .. 1 1
992072585.UG.FTS.B, 27.95%, 4/08/32 .. 30 31
991989457.UG.FTS.B, 29.49%, 4/08/32 .. 6 6
992078124.UG.FTS.B, 29.49%, 4/08/32 .. 7 7
992339560.UG.FTS.B, 15%, 6/29/32 ..... 8 8
1,154,664
Upstart Network, Inc.
L1720742.UP.FTS.B, 7.25%, 9/16/24 .... 1,595 1,580
L1711624.UP.FTS.B, 7.44%, 9/16/24 ..... 9,942 9,841
FW1721052.UP.FTS.B, 11.93%, 9/16/24 .. 4,389 1,208
L1721566.UP.FTS.B, 14.24%, 9/16/24 .... 3,748 3,762
L1714038.UP.FTS.B, 16.16%, 9/16/24 .... 761 764
L1721462.UP.FTS.B, 19.22%, 9/16/24 .... 5,175 4,931
L1720892.UP.FTS.B, 21.47%, 9/16/24 .... 551 154
L1721851.UP.FTS.B, 22.85%, 9/16/24 .... 148 140
L1720552.UP.FTS.B, 23.67%, 9/16/24 .... 2,964 212
L1721525.UP.FTS.B, 24.83%, 9/16/24 .... 2,894 2,814
L1722286.UP.FTS.B, 26.68%, 9/16/24 .... 2,028 145
FW1721072.UP.FTS.B, 27.91%, 9/16/24 .. 2,588 2,588
FW1720347.UP.FTS.B, 28.7%, 9/16/24 ... 773 773
FW1722168.UP.FTS.B, 28.72%, 9/16/24 .. 2,604 2,605
L1894225.UP.FTS.B, 6.03%, 10/21/24 .... 16,337 16,178
L1894457.UP.FTS.B, 10.23%, 10/21/24 ... 1,833 1,822
L1895825.UP.FTS.B, 11.61%, 10/21/24 ... 3,411 3,401
L1894309.UP.FTS.B, 13.29%, 10/21/24 ... 1,727 1,722
L1895049.UP.FTS.B, 13.93%, 10/21/24 ... 2,642 2,526
L1891692.UP.FTS.B, 14.71%, 10/21/24 ... 1,380 1,345
L1878535.UP.FTS.B, 15.12%, 10/21/24 ... 2,496 2,507
L1890791.UP.FTS.B, 16.66%, 10/21/24 ... 2,669 2,558
L1893536.UP.FTS.B, 16.96%, 10/21/24 ... 2,519 2,530
L1893727.UP.FTS.B, 17.94%, 10/21/24 ... 868 872
FW1892688.UP.FTS.B, 18.33%, 10/21/24 . 8,106 8,139
FW1895268.UP.FTS.B, 18.48%, 10/21/24 . 2,722 2,602
FW1894732.UP.FTS.B, 18.56%, 10/21/24 . 2,051 2,060
FW1892653.UP.FTS.B, 19.01%, 10/21/24 . 1,647 1,649
L1892162.UP.FTS.B, 19.36%, 10/21/24 ... 3,759 3,766

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1892628.UP.FTS.B, 19.64%, 10/21/24 ... $ 2,490 $ 2,381
FW1891505.UP.FTS.B, 21.84%, 10/21/24 . 2,025 296
FW1892240.UP.FTS.B, 22.75%, 10/21/24 . 2,108 2,109
L1895185.UP.FTS.B, 23.97%, 10/21/24 ... 2,428 2,424
FW1891670.UP.FTS.B, 25.4%, 10/21/24 .. 1,849 1,849
FW1893899.UP.FTS.B, 29.21%, 10/21/24 . 5,182 5,186
FW1893137.UP.FTS.B, 29.93%, 10/21/24 . 2,801 2,794
L2016917.UP.FTS.B, 6.51%, 11/10/24 .... 3,463 3,427
L2018233.UP.FTS.B, 7.02%, 11/10/24 .... 3,750 3,712
L2015136.UP.FTS.B, 8.39%, 11/10/24 .... 18,674 18,562
L2016733.UP.FTS.B, 9.09%, 11/10/24 .... 4,694 4,662
L2016728.UP.FTS.B, 9.29%, 11/10/24 .... 3,412 3,390
L2016577.UP.FTS.B, 10.96%, 11/10/24 ... 1,026 1,020
L2016209.UP.FTS.B, 12.12%, 11/10/24 ... 1,551 1,543
L2015678.UP.FTS.B, 12.54%, 11/10/24 ... 5,222 5,185
L1985791.UP.FTS.B, 12.67%, 11/10/24 ... 1,189 1,181
FW2016328.UP.FTS.B, 12.86%, 11/10/24 . 1,559 1,551
L2018339.UP.FTS.B, 13.97%, 11/10/24 ... 2,881 2,866
L2017406.UP.FTS.B, 14.45%, 11/10/24 ... 3,416 3,398
FW2018454.UP.FTS.B, 14.63%, 11/10/24 . 618 614
FW2001495.UP.FTS.B, 15.25%, 11/10/24 . 751 444
L2017093.UP.FTS.B, 16.12%, 11/10/24 ... 638 638
L2016139.UP.FTS.B, 16.33%, 11/10/24 ... 10,724 10,698
FW2007066.UP.FTS.B, 17.61%, 11/10/24 . 847 503
L2018393.UP.FTS.B, 21.57%, 11/10/24 ... 3,308 3,293
FW2016840.UP.FTS.B, 22.02%, 11/10/24 . 995 991
L2016819.UP.FTS.B, 23.01%, 11/10/24 ... 1,113 1,114
L2016119.UP.FTS.B, 23.12%, 11/10/24 ... 1,782 1,774
L2016919.UP.FTS.B, 23.32%, 11/10/24 ... 778 775
FW2017274.UP.FTS.B, 23.62%, 11/10/24 . 1,397 1,390
FW2018024.UP.FTS.B, 26.15%, 11/10/24 . 1,579 1,568
FW2015791.UP.FTS.B, 26.34%, 11/10/24 . 568 566
FW2016322.UP.FTS.B, 27.44%, 11/10/24 . 1,358 3
FW2017278.UP.FTS.B, 27.94%, 11/10/24 . 2,116 150
FW2016457.UP.FTS.B, 29.16%, 11/10/24 . 1,619 1,612
L2111723.UP.FTS.B, 6.93%, 11/24/24 .... 1,991 1,974
L2110121.UP.FTS.B, 7.71%, 11/24/24 .... 10,012 9,967
FW2112318.UP.FTS.B, 7.86%, 11/24/24 .. 798 792
L2111193.UP.FTS.B, 8.01%, 11/24/24 .... 7,529 7,496
L2111318.UP.FTS.B, 8.45%, 11/24/24 .... 4,482 4,462
L2111794.UP.FTS.B, 11.5%, 11/24/24 .... 5,061 5,045
L2111648.UP.FTS.B, 14.96%, 11/24/24 ... 1,161 1,166
L2111810.UP.FTS.B, 15.22%, 11/24/24 ... 831 830
L2110559.UP.FTS.B, 17.14%, 11/24/24 ... 2,352 2,360
FW2112100.UP.FTS.B, 17.32%, 11/24/24 . 4,288 4,307
L2111033.UP.FTS.B, 18.33%, 11/24/24 ... 1,297 52
FW2110153.UP.FTS.B, 19.9%, 11/24/24 .. 1,393 100
L2111135.UP.FTS.B, 21.95%, 11/24/24 ... 2,214 2,217
L2110276.UP.FTS.B, 22.36%, 11/24/24 ... 647 643
FW2109663.UP.FTS.B, 25.71%, 11/24/24 . 995 987
FW2111730.UP.FTS.B, 27.96%, 11/24/24 . 1,885 1,881
FW2110571.UP.FTS.B, 29.18%, 11/24/24 . 2,660 2,663
FW2111612.UP.FTS.B, 21.02%, 11/26/24 . 3,850 3,868
L2261401.UP.FTS.B, 6.66%, 12/16/24 .... 5,232 5,181
L2261540.UP.FTS.B, 8.28%, 12/16/24 .... 3,450 3,428
L2216224.UP.FTS.B, 8.42%, 12/16/24 .... 2,816 2,798
L2265364.UP.FTS.B, 8.65%, 12/16/24 .... 3,475 255
L2229763.UP.FTS.B, 9.3%, 12/16/24 .... 535 531
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2266512.UP.FTS.B, 9.35%, 12/16/24 .... $ 14,491 $ 14,399
L2265007.UP.FTS.B, 9.44%, 12/16/24 .... 803 796
L2265915.UP.FTS.B, 9.6%, 12/16/24 .... 1,607 1,597
FW2264785.UP.FTS.B, 11.52%, 12/16/24 . 1,103 1,094
L2259209.UP.FTS.B, 12.08%, 12/16/24 ... 2,724 2,709
L2262614.UP.FTS.B, 13.43%, 12/16/24 ... 5,498 5,468
L2211679.UP.FTS.B, 14.71%, 12/16/24 ... 21,420 1,572
L2262597.UP.FTS.B, 16.24%, 12/16/24 ... 2,583 2,464
L2259776.UP.FTS.B, 16.46%, 12/16/24 ... 3,939 3,928
L2261806.UP.FTS.B, 16.6%, 12/16/24 .... 2,159 158
L2261925.UP.FTS.B, 16.82%, 12/16/24 ... 1,225 1,225
L2266042.UP.FTS.B, 17.15%, 12/16/24 ... 5,492 1,548
FW2264850.UP.FTS.B, 18.52%, 12/16/24 . 1,705 1,705
L2262131.UP.FTS.B, 19.12%, 12/16/24 ... 3,423 3,424
L2261606.UP.FTS.B, 19.86%, 12/16/24 ... 3,439 3,440
L2265833.UP.FTS.B, 20.21%, 12/16/24 ... 862 862
FW2261706.UP.FTS.B, 20.22%, 12/16/24 . 3,142 888
FW2266070.UP.FTS.B, 21.07%, 12/16/24 . 1,444 1,444
FW2261259.UP.FTS.B, 22.38%, 12/16/24 . 2,199 2,189
L2250028.UP.FTS.B, 23.42%, 12/16/24 ... 2,695 2,696
FW2264809.UP.FTS.B, 24.15%, 12/16/24 . 589 584
FW2263709.UP.FTS.B, 25.03%, 12/16/24 . 2,370 2,352
FW2266287.UP.FTS.B, 26.84%, 12/16/24 . 959 952
FW2262386.UP.FTS.B, 27.26%, 12/16/24 . 599 597
FW2262628.UP.FTS.B, 27.26%, 12/16/24 . 1,945 1,931
FW2266872.UP.FTS.B, 27.8%, 12/16/24 .. 3,006 2,994
FW2266398.UP.FTS.B, 28.01%, 12/16/24 . 9,597 2,755
FW2262409.UP.FTS.B, 28.42%, 12/16/24 . 3,226 934
FW2266624.UP.FTS.B, 28.53%, 12/16/24 . 784 780
FW2263769.UP.FTS.B, 28.64%, 12/16/24 . 3,606 1,038
FW2263191.UP.FTS.B, 28.73%, 12/16/24 . 4,143 4,114
L2270141.UP.FTS.B, 5.94%, 12/17/24 .... 2,611 2,585
L2268724.UP.FTS.B, 5.97%, 12/17/24 .... 702 694
L2268969.UP.FTS.B, 7.2%, 12/17/24 .... 1,850 1,831
L2267343.UP.FTS.B, 7.39%, 12/17/24 .... 791 786
L2271135.UP.FTS.B, 7.67%, 12/17/24 .... 1,057 1,050
L2269231.UP.FTS.B, 7.89%, 12/17/24 .... 10,286 10,218
L2267347.UP.FTS.B, 8.86%, 12/17/24 .... 1,068 1,060
L2269156.UP.FTS.B, 9.26%, 12/17/24 .... 1,069 1,062
L2271183.UP.FTS.B, 9.8%, 12/17/24 ..... 1,552 215
L2269100.UP.FTS.B, 10.48%, 12/17/24 ... 3,233 3,216
FW2269087.UP.FTS.B, 11.05%, 12/17/24 . 9,742 9,671
L2269792.UP.FTS.B, 12.02%, 12/17/24 ... 3,695 3,674
FW2268004.UP.FTS.B, 12.87%, 12/17/24 . 936 930
L2269551.UP.FTS.B, 13.05%, 12/17/24 ... 1,371 1,364
L2270701.UP.FTS.B, 13.05%, 12/17/24 ... 1,371 1,364
L2268204.UP.FTS.B, 14.83%, 12/17/24 ... 554 551
FW2268289.UP.FTS.B, 15.32%, 12/17/24 . 1,113 1,114
FW2269010.UP.FTS.B, 16.43%, 12/17/24 . 4,490 4,478
FW2269098.UP.FTS.B, 17.2%, 12/17/24 .. 564 564
L2270546.UP.FTS.B, 18.98%, 12/17/24 ... 2,850 2,852
FW2270407.UP.FTS.B, 19.41%, 12/17/24 . 2,598 2,592
FW2268218.UP.FTS.B, 21.52%, 12/17/24 . 2,514 2,428
L2267793.UP.FTS.B, 22.13%, 12/17/24 ... 3,642 3,457
FW2266634.UP.FTS.B, 22.58%, 12/17/24 . 1,768 128
FW2267972.UP.FTS.B, 23.15%, 12/17/24 . 612 582
FW2270368.UP.FTS.B, 26.16%, 12/17/24 . 6,057 434
FW2271067.UP.FTS.B, 26.83%, 12/17/24 . 2,391 2,382

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2269631.UP.FTS.B, 28.28%, 12/17/24 . $ 4,024 $ 4,008
FW2270326.UP.FTS.B, 28.75%, 12/17/24 . 963 914
FW2265384.UP.FTS.B, 29.1%, 12/17/24 .. 914 907
FW2271142.UP.FTS.B, 29.18%, 12/17/24 . 606 604
L2262060.UP.FTS.B, 13.31%, 12/22/24 ... 1,928 1,917
L2268276.UP.FTS.B, 21.79%, 12/23/24 ... 2,906 2,895
L2473622.UP.FTS.B, 7.13%, 1/20/25 .... 7,314 7,244
L2473725.UP.FTS.B, 7.25%, 1/20/25 .... 1,550 1,535
L2472694.UP.FTS.B, 7.39%, 1/20/25 .... 8,936 8,877
L2474338.UP.FTS.B, 7.49%, 1/20/25 .... 3,339 3,304
FW2474019.UP.FTS.B, 7.98%, 1/20/25 ... 1,991 1,972
L2471304.UP.FTS.B, 8.33%, 1/20/25 .... 558 555
L2473962.UP.FTS.B, 9.13%, 1/20/25 .... 4,210 4,183
L2475664.UP.FTS.B, 9.31%, 1/20/25 .... 2,810 2,792
L2473054.UP.FTS.B, 10.94%, 1/20/25 .... 625 619
L2473468.UP.FTS.B, 13.72%, 1/20/25 .... 17,340 17,246
L2470533.UP.FTS.B, 13.91%, 1/20/25 .... 1,103 1,095
L2474001.UP.FTS.B, 17.2%, 1/20/25 .... 20,196 20,183
FW2471736.UP.FTS.B, 17.65%, 1/20/25 .. 2,001 1,999
L2471359.UP.FTS.B, 19.95%, 1/20/25 .... 2,336 2,334
FW2474339.UP.FTS.B, 22.4%, 1/20/25 ... 482 477
L2475291.UP.FTS.B, 22.47%, 1/20/25 .... 1,210 1,204
FW2471424.UP.FTS.B, 26.66%, 1/20/25 .. 1,870 1,862
FW2473893.UP.FTS.B, 26.7%, 1/20/25 ... 686 683
FW2473351.UP.FTS.B, 27.4%, 1/20/25 ... 2,003 1,994
FW2472771.UP.FTS.B, 28.59%, 1/20/25 .. 1,323 1,317
L2477325.UP.FTS.B, 5.03%, 1/21/25 .... 24,553 24,316
L2478162.UP.FTS.B, 5.21%, 1/21/25 .... 2,689 2,661
FW2481417.UP.FTS.B, 5.45%, 1/21/25 ... 12,070 11,381
L2480101.UP.FTS.B, 5.52%, 1/21/25 .... 1,919 1,900
L2477182.UP.FTS.B, 5.56%, 1/21/25 .... 823 815
L2479581.UP.FTS.B, 5.69%, 1/21/25 .... 5,093 4,914
L2479087.UP.FTS.B, 6.05%, 1/21/25 .... 2,902 2,733
L2478352.UP.FTS.B, 6.09%, 1/21/25 .... 1,576 1,559
L2480415.UP.FTS.B, 6.21%, 1/21/25 .... 2,313 2,180
FW2476655.UP.FTS.B, 6.3%, 1/21/25 .... 6,612 6,549
L2455913.UP.FTS.B, 6.4%, 1/21/25 ..... 5,806 5,469
L2480190.UP.FTS.B, 6.98%, 1/21/25 .... 3,321 3,289
L2480122.UP.FTS.B, 7.02%, 1/21/25 .... 995 985
L2478511.UP.FTS.B, 7.09%, 1/21/25 ..... 2,678 2,651
FW2478250.UP.FTS.B, 7.15%, 1/21/25 ... 5,541 5,488
FW2480938.UP.FTS.B, 7.33%, 1/21/25 ... 2,977 812
L2479650.UP.FTS.B, 7.87%, 1/21/25 .... 2,232 2,214
L2481282.UP.FTS.B, 9.2%, 1/21/25 ..... 495 491
FW2478471.UP.FTS.B, 9.25%, 1/21/25 ... 2,247 2,233
L2480424.UP.FTS.B, 9.27%, 1/21/25 .... 8,428 8,373
L2475861.UP.FTS.B, 9.49%, 1/21/25 .... 5,618 5,582
L2476979.UP.FTS.B, 9.95%, 1/21/25 .... 3,386 3,365
L2480429.UP.FTS.B, 10.33%, 1/21/25 .... 1,806 1,795
L2477601.UP.FTS.B, 10.36%, 1/21/25 .... 567 562
L2480719.UP.FTS.B, 10.39%, 1/21/25 .... 5,659 5,623
L2479062.UP.FTS.B, 10.79%, 1/21/25 .... 1,455 106
FW2481731.UP.FTS.B, 11.13%, 1/21/25 .. 2,108 574
FW2479385.UP.FTS.B, 11.38%, 1/21/25 .. 5,696 5,665
L2474988.UP.FTS.B, 11.93%, 1/21/25 .... 8,232 8,188
L2478459.UP.FTS.B, 12.7%, 1/21/25 .... 2,129 2,114
L2476209.UP.FTS.B, 13.15%, 1/21/25 .... 412 408
L2479789.UP.FTS.B, 13.9%, 1/21/25 .... 5,670 5,641
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2474275.UP.FTS.B, 16.61%, 1/21/25 .... $ 1,412 $ 1,412
L2478515.UP.FTS.B, 17.23%, 1/21/25 .... 9,410 9,410
L2473348.UP.FTS.B, 17.39%, 1/21/25 .... 10,811 10,308
FW2475769.UP.FTS.B, 19.11%, 1/21/25 .. 3,284 3,285
FW2477321.UP.FTS.B, 21.33%, 1/21/25 .. 1,207 1,202
FW2478818.UP.FTS.B, 22.45%, 1/21/25 .. 6,981 213
FW2480050.UP.FTS.B, 22.48%, 1/21/25 .. 896 890
L2475641.UP.FTS.B, 23.24%, 1/21/25 .... 605 602
L2478720.UP.FTS.B, 23.41%, 1/21/25 .... 3,516 290
FW2481202.UP.FTS.B, 23.65%, 1/21/25 .. 7,883 7,847
FW2476942.UP.FTS.B, 24.18%, 1/21/25 .. 2,588 2,455
FW2481245.UP.FTS.B, 25.29%, 1/21/25 .. 1,856 1,849
FW2475936.UP.FTS.B, 29.09%, 1/21/25 .. 3,621 3,604
L1720797.UP.FTS.B, 13.29%, 2/16/25 .... 1,697 1,681
FW1721123.UP.FTS.B, 26.58%, 2/16/25 .. 1,134 323
L2653951.UP.FTS.B, 6.48%, 2/18/25 .... 3,762 3,724
FW2655218.UP.FTS.B, 7.75%, 2/18/25 ... 3,210 3,186
L2655641.UP.FTS.B, 8.17%, 2/18/25 .... 5,859 5,807
L2653470.UP.FTS.B, 9.9%, 2/18/25 ..... 887 881
L2653301.UP.FTS.B, 10.24%, 2/18/25 .... 1,488 1,476
FW2653772.UP.FTS.B, 12.73%, 2/18/25 .. 2,813 2,792
L2655802.UP.FTS.B, 13.7%, 2/18/25 .... 25,770 25,603
L2653391.UP.FTS.B, 13.94%, 2/18/25 .... 3,735 338
L2657793.UP.FTS.B, 13.98%, 2/18/25 .... 4,664 4,634
FW2657387.UP.FTS.B, 15.36%, 2/18/25 .. 3,663 3,656
L2617545.UP.FTS.B, 16.16%, 2/18/25 .... 7,751 7,728
FW2655306.UP.FTS.B, 16.76%, 2/18/25 .. 616 614
L2653186.UP.FTS.B, 16.89%, 2/18/25 .... 3,940 3,922
L2655104.UP.FTS.B, 17.75%, 2/18/25 .... 2,712 2,689
L2657566.UP.FTS.B, 18.69%, 2/18/25 .... 4,896 1,359
FW2657575.UP.FTS.B, 20.06%, 2/18/25 .. 1,128 1,126
FW2653011.UP.FTS.B, 20.27%, 2/18/25 .. 1,856 1,848
L2655839.UP.FTS.B, 20.67%, 2/18/25 .... 3,172 3,158
L2656549.UP.FTS.B, 21.62%, 2/18/25 .... 5,408 5,383
FW2657763.UP.FTS.B, 25.51%, 2/18/25 .. 1,290 1,282
FW2655547.UP.FTS.B, 26.23%, 2/18/25 .. 10,796 10,713
FW2651300.UP.FTS.B, 26.41%, 2/18/25 .. 6,309 6,260
FW2653018.UP.FTS.B, 28.19%, 2/18/25 .. 3,895 3,859
FW2655008.UP.FTS.B, 28.32%, 2/18/25 .. 2,619 2,602
L2789474.UP.FTS.B, 5.35%, 3/14/25 .... 30,142 29,804
L2789842.UP.FTS.B, 5.91%, 3/14/25 .... 886 877
L2783988.UP.FTS.B, 5.98%, 3/14/25 .... 3,113 3,080
FW2782638.UP.FTS.B, 6.35%, 3/14/25 ... 1,819 1,799
L2789162.UP.FTS.B, 6.79%, 3/14/25 .... 3,336 3,301
L2781429.UP.FTS.B, 7.28%, 3/14/25 .... 3,049 3,015
L2790004.UP.FTS.B, 7.29%, 3/14/25 .... 671 663
FW2780242.UP.FTS.B, 7.32%, 3/14/25 ... 3,660 3,619
L2780817.UP.FTS.B, 8.23%, 3/14/25 .... 9,223 9,131
L2779758.UP.FTS.B, 8.44%, 3/14/25 .... 6,570 6,503
L2708925.UP.FTS.B, 8.54%, 3/14/25 .... 9,829 9,730
L2783157.UP.FTS.B, 8.64%, 3/14/25 .... 1,926 1,906
L2782839.UP.FTS.B, 8.65%, 3/14/25 .... 11,741 11,623
L2790033.UP.FTS.B, 8.96%, 3/14/25 .... 4,557 4,511
L2788652.UP.FTS.B, 9.29%, 3/14/25 .... 21,527 21,339
FW2780431.UP.FTS.B, 9.37%, 3/14/25 ... 1,234 1,222
L2786390.UP.FTS.B, 9.45%, 3/14/25 .... 5,854 5,800
L2787312.UP.FTS.B, 9.5%, 3/14/25 ..... 3,106 3,077
FW2789186.UP.FTS.B, 9.55%, 3/14/25 ... 3,090 3,059

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2785539.UP.FTS.B, 9.79%, 3/14/25 .... $ 601 $ 595
L2782831.UP.FTS.B, 9.91%, 3/14/25 .... 24,697 24,483
FW2781202.UP.FTS.B, 9.95%, 3/14/25 ... 5,278 5,231
L2787472.UP.FTS.B, 9.97%, 3/14/25 .... 5,699 5,642
L2787034.UP.FTS.B, 10%, 3/14/25 ...... 10,036 9,935
L2784267.UP.FTS.B, 10.12%, 3/14/25 .... 1,302 1,289
L2784498.UP.FTS.B, 10.44%, 3/14/25 .... 31,057 30,746
L2785595.UP.FTS.B, 11.03%, 3/14/25 .... 8,102 8,021
L2789559.UP.FTS.B, 11.03%, 3/14/25 .... 582 577
FW2790618.UP.FTS.B, 11.07%, 3/14/25 .. 1,870 1,852
L2782966.UP.FTS.B, 11.1%, 3/14/25 ..... 935 925
L2784868.UP.FTS.B, 11.13%, 3/14/25 .... 3,120 3,091
L2783479.UP.FTS.B, 11.22%, 3/14/25 .... 6,592 6,536
L2781507.UP.FTS.B, 11.44%, 3/14/25 .... 3,373 3,339
FW2785947.UP.FTS.B, 11.48%, 3/14/25 .. 2,687 2,660
L2785788.UP.FTS.B, 11.62%, 3/14/25 .... 27,513 27,240
FW2782834.UP.FTS.B, 11.66%, 3/14/25 .. 6,828 6,770
L2788361.UP.FTS.B, 11.71%, 3/14/25 .... 4,817 4,769
FW2789650.UP.FTS.B, 11.79%, 3/14/25 .. 626 620
L2782511.UP.FTS.B, 12.01%, 3/14/25 .... 2,068 2,047
L2783638.UP.FTS.B, 12.12%, 3/14/25 .... 5,017 4,967
L2781981.UP.FTS.B, 12.17%, 3/14/25 .... 627 621
FW2790770.UP.FTS.B, 12.38%, 3/14/25 .. 5,338 5,285
L2785153.UP.FTS.B, 12.45%, 3/14/25 .... 4,146 4,105
L2785167.UP.FTS.B, 12.55%, 3/14/25 .... 6,286 6,224
FW2783254.UP.FTS.B, 12.63%, 3/14/25 .. 3,749 3,717
L2783321.UP.FTS.B, 13.02%, 3/14/25 .... 630 624
L2784984.UP.FTS.B, 13.04%, 3/14/25 .... 133 131
L2779841.UP.FTS.B, 13.12%, 3/14/25 .... 6,330 6,268
FW2788740.UP.FTS.B, 13.18%, 3/14/25 .. 5,827 5,775
L2786541.UP.FTS.B, 13.29%, 3/14/25 .... 7,574 7,500
L2781476.UP.FTS.B, 13.87%, 3/14/25 .... 19,129 18,134
L2785233.UP.FTS.B, 13.96%, 3/14/25 .... 1,793 1,777
L2785794.UP.FTS.B, 14%, 3/14/25 ...... 1,584 1,569
L2782270.UP.FTS.B, 14.18%, 3/14/25 .... 951 942
L2783992.UP.FTS.B, 14.35%, 3/14/25 .... 3,175 3,144
L2783494.UP.FTS.B, 14.52%, 3/14/25 .... 8,834 8,747
L2789562.UP.FTS.B, 14.72%, 3/14/25 .... 3,800 3,780
FW2782628.UP.FTS.B, 14.81%, 3/14/25 .. 5,483 5,452
FW2784953.UP.FTS.B, 14.86%, 3/14/25 .. 9,744 9,663
FW2785548.UP.FTS.B, 14.88%, 3/14/25 .. 2,738 2,711
L2781813.UP.FTS.B, 14.88%, 3/14/25 .... 5,186 5,158
L2781432.UP.FTS.B, 14.97%, 3/14/25 .... 6,308 6,255
L2786094.UP.FTS.B, 14.97%, 3/14/25 .... 2,410 2,391
L2781532.UP.FTS.B, 15.01%, 3/14/25 .... 3,823 3,786
FW2788311.UP.FTS.B, 15.07%, 3/14/25 .. 4,590 4,551
L2782136.UP.FTS.B, 15.09%, 3/14/25 .... 1,265 1,254
L2778950.UP.FTS.B, 15.29%, 3/14/25 .... 5,872 5,823
FW2783963.UP.FTS.B, 15.58%, 3/14/25 .. 14,054 13,942
L2789802.UP.FTS.B, 15.69%, 3/14/25 .... 1,600 1,586
L2782299.UP.FTS.B, 15.8%, 3/14/25 .... 685 681
L2783447.UP.FTS.B, 16.16%, 3/14/25 .... 9,619 9,525
L2784731.UP.FTS.B, 16.18%, 3/14/25 .... 13,660 13,527
FW2788810.UP.FTS.B, 16.29%, 3/14/25 .. 1,604 1,591
FW2785887.UP.FTS.B, 16.41%, 3/14/25 .. 1,991 1,974
L2782850.UP.FTS.B, 16.52%, 3/14/25 .... 6,429 6,376
FW2783979.UP.FTS.B, 16.68%, 3/14/25 .. 4,822 4,774
L2784318.UP.FTS.B, 16.69%, 3/14/25 .... 3,859 3,821
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2784821.UP.FTS.B, 16.79%, 3/14/25 .... $ 7,471 $ 7,416
L2783908.UP.FTS.B, 16.9%, 3/14/25 .... 3,541 3,512
FW2784509.UP.FTS.B, 16.95%, 3/14/25 .. 4,861 1,328
FW2782202.UP.FTS.B, 17.05%, 3/14/25 .. 644 639
L2783618.UP.FTS.B, 17.2%, 3/14/25 .... 3,869 3,837
L2786224.UP.FTS.B, 17.23%, 3/14/25 .... 7,037 6,979
L2786989.UP.FTS.B, 17.31%, 3/14/25 .... 5,484 5,439
FW2779702.UP.FTS.B, 17.41%, 3/14/25 .. 4,261 4,226
L2786076.UP.FTS.B, 17.41%, 3/14/25 .... 5,810 5,762
L2781269.UP.FTS.B, 17.46%, 3/14/25 .... 3,152 3,134
L2788162.UP.FTS.B, 17.53%, 3/14/25 .... 3,006 2,977
L2780503.UP.FTS.B, 17.92%, 3/14/25 .... 1,295 1,284
L2786774.UP.FTS.B, 18.02%, 3/14/25 .... 2,229 2,213
FW2789882.UP.FTS.B, 18.22%, 3/14/25 .. 253 249
L2766917.UP.FTS.B, 18.31%, 3/14/25 .... 473 467
FW2789731.UP.FTS.B, 18.32%, 3/14/25 .. 3,244 3,217
L2786748.UP.FTS.B, 18.37%, 3/14/25 .... 6,943 6,886
L2788322.UP.FTS.B, 18.8%, 3/14/25 .... 1,502 1,490
L2779959.UP.FTS.B, 18.94%, 3/14/25 .... 870 77
FW2784761.UP.FTS.B, 18.96%, 3/14/25 .. 11,323 11,222
L2783772.UP.FTS.B, 19.16%, 3/14/25 .... 6,516 6,462
FW2778977.UP.FTS.B, 19.75%, 3/14/25 .. 798 115
L2784153.UP.FTS.B, 19.87%, 3/14/25 .... 6,104 442
L2780057.UP.FTS.B, 19.94%, 3/14/25 .... 3,250 3,232
L2782253.UP.FTS.B, 20.12%, 3/14/25 .... 8,040 582
L2780437.UP.FTS.B, 20.28%, 3/14/25 .... 1,565 1,546
L2785203.UP.FTS.B, 20.46%, 3/14/25 .... 3,634 3,605
L2780756.UP.FTS.B, 20.48%, 3/14/25 .... 722 716
L2785534.UP.FTS.B, 20.67%, 3/14/25 .... 1,445 1,433
L2781043.UP.FTS.B, 20.76%, 3/14/25 .... 8,672 8,219
FW2783539.UP.FTS.B, 20.82%, 3/14/25 .. 5,551 5,484
L2780491.UP.FTS.B, 20.92%, 3/14/25 .... 13,863 13,347
L2786126.UP.FTS.B, 20.92%, 3/14/25 .... 4,965 4,931
FW2782841.UP.FTS.B, 20.97%, 3/14/25 .. 9,601 9,496
FW2783839.UP.FTS.B, 21.06%, 3/14/25 .. 658 649
L2785016.UP.FTS.B, 21.17%, 3/14/25 .... 1,331 1,314
FW2781273.UP.FTS.B, 21.18%, 3/14/25 .. 4,939 4,873
L2782241.UP.FTS.B, 21.23%, 3/14/25 .... 2,418 2,284
FW2784134.UP.FTS.B, 21.24%, 3/14/25 .. 1,449 1,430
L2785725.UP.FTS.B, 21.29%, 3/14/25 .... 988 980
L2787109.UP.FTS.B, 21.35%, 3/14/25 .... 4,553 4,504
L2782350.UP.FTS.B, 21.46%, 3/14/25 .... 989 976
L2781274.UP.FTS.B, 21.7%, 3/14/25 .... 1,453 1,433
L2787578.UP.FTS.B, 21.76%, 3/14/25 .... 3,963 3,910
L2764146.UP.FTS.B, 21.8%, 3/14/25 .... 3,964 3,932
L2784966.UP.FTS.B, 21.92%, 3/14/25 .... 462 456
L2781446.UP.FTS.B, 21.97%, 3/14/25 .... 5,951 5,872
L2789525.UP.FTS.B, 21.99%, 3/14/25 .... 909 65
L2782964.UP.FTS.B, 22.07%, 3/14/25 .... 1,323 1,306
L2781760.UP.FTS.B, 22.09%, 3/14/25 .... 8,662 8,550
FW2781316.UP.FTS.B, 22.36%, 3/14/25 .. 13,251 13,075
L2782582.UP.FTS.B, 22.37%, 3/14/25 .... 3,644 3,596
L2782645.UP.FTS.B, 22.52%, 3/14/25 .... 9,947 9,815
FW2785697.UP.FTS.B, 22.53%, 3/14/25 .. 3,183 3,141
FW2787008.UP.FTS.B, 22.54%, 3/14/25 .. 2,391 2,355
FW2787563.UP.FTS.B, 22.68%, 3/14/25 .. 1,991 1,965
L2782764.UP.FTS.B, 22.75%, 3/14/25 .... 7,702 7,600
L2779839.UP.FTS.B, 22.77%, 3/14/25 .... 5,358 1,524

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2785249.UP.FTS.B, 22.94%, 3/14/25 .. $ 4,629 $ 4,580
FW2780300.UP.FTS.B, 22.97%, 3/14/25 .. 5,446 5,364
FW2780584.UP.FTS.B, 23.25%, 3/14/25 .. 1,395 1,370
L2783469.UP.FTS.B, 23.3%, 3/14/25 .... 5,729 1,631
L2789538.UP.FTS.B, 23.38%, 3/14/25 .... 16,654 16,519
L2780571.UP.FTS.B, 23.44%, 3/14/25 .... 2,867 2,829
L2785522.UP.FTS.B, 24.27%, 3/14/25 .... 6,531 6,479
FW2787195.UP.FTS.B, 24.53%, 3/14/25 .. 7,389 7,295
FW2780513.UP.FTS.B, 24.57%, 3/14/25 .. 20,207 19,944
FW2785447.UP.FTS.B, 24.58%, 3/14/25 .. 2,087 2,062
FW2783940.UP.FTS.B, 24.74%, 3/14/25 .. 631 627
FW2787085.UP.FTS.B, 24.9%, 3/14/25 ... 2,019 1,992
FW2788926.UP.FTS.B, 24.92%, 3/14/25 .. 8,257 1,239
FW2790447.UP.FTS.B, 25.02%, 3/14/25 .. 2,216 2,186
L2783518.UP.FTS.B, 25.17%, 3/14/25 .... 4,570 4,510
FW2788009.UP.FTS.B, 25.24%, 3/14/25 .. 18,732 18,512
FW2784542.UP.FTS.B, 25.52%, 3/14/25 .. 2,558 2,524
FW2789028.UP.FTS.B, 25.9%, 3/14/25 ... 3,344 3,308
FW2785977.UP.FTS.B, 25.94%, 3/14/25 .. 7,354 7,257
FW2784372.UP.FTS.B, 26.05%, 3/14/25 .. 5,307 783
FW2789498.UP.FTS.B, 26.58%, 3/14/25 .. 1,253 1,238
FW2786035.UP.FTS.B, 26.63%, 3/14/25 .. 3,727 3,678
FW2779777.UP.FTS.B, 26.66%, 3/14/25 .. 3,047 3,006
FW2785381.UP.FTS.B, 26.83%, 3/14/25 .. 1,133 1,121
L2780006.UP.FTS.B, 27.11%, 3/14/25 .... 5,089 5,022
FW2783896.UP.FTS.B, 27.54%, 3/14/25 .. 4,011 601
L2781349.UP.FTS.B, 28.09%, 3/14/25 .... 4,116 4,063
FW2787819.UP.FTS.B, 28.48%, 3/14/25 .. 751 741
FW2780476.UP.FTS.B, 28.97%, 3/14/25 .. 4,816 4,765
FW2788507.UP.FTS.B, 29.01%, 3/14/25 .. 3,955 3,911
FW2784820.UP.FTS.B, 29.05%, 3/14/25 .. 2,042 2,021
FW2779949.UP.FTS.B, 29.18%, 3/14/25 .. 4,112 4,058
FW2783771.UP.FTS.B, 32.99%, 3/14/25 .. 1,535 1,515
FW2789039.UP.FTS.B, 33.98%, 3/14/25 .. 4,696 4,635
FW1892377.UP.FTS.B, 22.87%, 3/21/25 .. 1,562 1,478
FW1893365.UP.FTS.B, 26.97%, 3/21/25 .. 6,331 6,282
L2017667.UP.FTS.B, 9.13%, 4/10/25 .... 1,028 1,016
L2018443.UP.FTS.B, 13.86%, 4/10/25 .... 1,056 1,044
L2018006.UP.FTS.B, 14.87%, 4/10/25 .... 1,058 1,055
L2932200.UP.FTS.B, 5.67%, 4/11/25 ..... 694 686
L2932027.UP.FTS.B, 6.02%, 4/11/25 ..... 4,111 4,063
L2929905.UP.FTS.B, 6.33%, 4/11/25 ..... 1,579 1,562
FW2932159.UP.FTS.B, 6.87%, 4/11/25 ... 9,531 9,422
FW2931104.UP.FTS.B, 7.38%, 4/11/25 ... 1,593 1,575
L2932158.UP.FTS.B, 7.54%, 4/11/25 ..... 2,920 2,887
FW2928116.UP.FTS.B, 7.7%, 4/11/25 .... 4,087 4,040
L2928687.UP.FTS.B, 8.44%, 4/11/25 ..... 9,758 9,659
L2881416.UP.FTS.B, 8.75%, 4/11/25 ..... 4,492 4,449
L2932299.UP.FTS.B, 9.07%, 4/11/25 ..... 772 763
L2929932.UP.FTS.B, 9.99%, 4/11/25 ..... 7,621 7,548
L2931770.UP.FTS.B, 10.22%, 4/11/25 .... 2,329 2,304
FW2928017.UP.FTS.B, 10.52%, 4/11/25 .. 3,434 3,397
L2928585.UP.FTS.B, 10.96%, 4/11/25 .... 148 146
L2931320.UP.FTS.B, 11.14%, 4/11/25 .... 1,951 1,929
L2929414.UP.FTS.B, 11.34%, 4/11/25 .... 1,221 1,208
L2930901.UP.FTS.B, 12.11%, 4/11/25 .... 1,465 1,450
L2929881.UP.FTS.B, 12.38%, 4/11/25 .... 4,992 4,937
L2932133.UP.FTS.B, 13.25%, 4/11/25 .... 1,446 1,430
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2930188.UP.FTS.B, 13.77%, 4/11/25 .... $ 2,242 $ 2,217
FW2928039.UP.FTS.B, 14.66%, 4/11/25 .. 1,655 1,637
L2931839.UP.FTS.B, 14.95%, 4/11/25 .... 3,974 3,943
L2929736.UP.FTS.B, 16.03%, 4/11/25 .... 11,334 11,210
L2930942.UP.FTS.B, 16.24%, 4/11/25 .... 3,337 3,302
FW2931434.UP.FTS.B, 17.18%, 4/11/25 .. 1,074 1,064
L2930012.UP.FTS.B, 17.63%, 4/11/25 .... 6,250 6,184
L2931233.UP.FTS.B, 18.54%, 4/11/25 .... 14,651 14,495
L2930233.UP.FTS.B, 18.91%, 4/11/25 .... 6,482 6,424
FW2932065.UP.FTS.B, 19.22%, 4/11/25 .. 1,355 1,341
L2930078.UP.FTS.B, 19.74%, 4/11/25 .... 3,770 536
L2927973.UP.FTS.B, 20.64%, 4/11/25 .... 2,046 2,024
L2930402.UP.FTS.B, 20.69%, 4/11/25 .... 4,936 4,889
L2927919.UP.FTS.B, 20.78%, 4/11/25 .... 2,416 175
L2930083.UP.FTS.B, 20.84%, 4/11/25 .... 745 735
L2929619.UP.FTS.B, 21.46%, 4/11/25 .... 2,055 2,023
L2931062.UP.FTS.B, 21.64%, 4/11/25 .... 4,112 4,069
FW2930608.UP.FTS.B, 21.67%, 4/11/25 .. 19,376 19,227
L2929114.UP.FTS.B, 22.42%, 4/11/25 .... 3,519 3,484
FW2928704.UP.FTS.B, 22.56%, 4/11/25 .. 6,211 6,157
FW2927971.UP.FTS.B, 22.83%, 4/11/25 .. 1,935 1,904
L2930633.UP.FTS.B, 23.01%, 4/11/25 .... 1,105 1,093
FW2930179.UP.FTS.B, 24.14%, 4/11/25 .. 693 686
FW2927993.UP.FTS.B, 24.47%, 4/11/25 .. 1,389 1,374
FW2929588.UP.FTS.B, 24.98%, 4/11/25 .. 3,759 3,700
FW2929190.UP.FTS.B, 25.18%, 4/11/25 .. 1,542 1,512
L2929252.UP.FTS.B, 25.98%, 4/11/25 .... 4,476 4,405
FW2929319.UP.FTS.B, 26.2%, 4/11/25 ... 2,846 2,803
L2928046.UP.FTS.B, 27.24%, 4/11/25 .... 7,393 7,281
FW2929773.UP.FTS.B, 27.44%, 4/11/25 .. 7,040 6,928
FW2927991.UP.FTS.B, 28.1%, 4/11/25 ... 6,499 6,399
FW2924920.UP.FTS.B, 28.52%, 4/11/25 .. 639 629
FW2930422.UP.FTS.B, 29.23%, 4/11/25 .. 5,890 5,797
L2936152.UP.FTS.B, 6.5%, 4/12/25 ..... 3,424 3,385
FW2936118.UP.FTS.B, 7.86%, 4/12/25 ... 1,277 1,263
L2934109.UP.FTS.B, 8%, 4/12/25 ....... 3,197 3,162
L2932714.UP.FTS.B, 8.81%, 4/12/25 .... 4,174 4,129
L2933699.UP.FTS.B, 9.94%, 4/12/25 .... 6,912 6,838
L2933980.UP.FTS.B, 10%, 4/12/25 ...... 3,231 3,200
L2933392.UP.FTS.B, 10.34%, 4/12/25 .... 2,028 2,008
FW2936226.UP.FTS.B, 10.54%, 4/12/25 .. 2,556 2,526
L2934235.UP.FTS.B, 10.92%, 4/12/25 .... 6,948 6,874
L2932547.UP.FTS.B, 10.94%, 4/12/25 .... 4,170 4,126
L2932991.UP.FTS.B, 11.24%, 4/12/25 .... 716 708
L2934413.UP.FTS.B, 11.35%, 4/12/25 .... 285 281
L2933998.UP.FTS.B, 12.66%, 4/12/25 .... 3,490 3,455
L2934843.UP.FTS.B, 12.97%, 4/12/25 .... 1,112 1,102
L2934103.UP.FTS.B, 13.2%, 4/12/25 .... 5,760 5,706
L2933972.UP.FTS.B, 13.4%, 4/12/25 .... 4,977 4,928
L2933861.UP.FTS.B, 13.75%, 4/12/25 .... 2,122 2,100
L2933759.UP.FTS.B, 13.93%, 4/12/25 .... 1,649 1,631
L2933133.UP.FTS.B, 13.94%, 4/12/25 .... 21,686 21,463
FW2933363.UP.FTS.B, 14.89%, 4/12/25 .. 2,100 2,079
FW2932473.UP.FTS.B, 15.91%, 4/12/25 .. 10,862 10,745
L2932884.UP.FTS.B, 16.22%, 4/12/25 .... 5,038 1,371
FW2934865.UP.FTS.B, 16.54%, 4/12/25 .. 1,718 107
L2934820.UP.FTS.B, 17.41%, 4/12/25 .... 7,976 7,916
L2935513.UP.FTS.B, 17.97%, 4/12/25 .... 4,713 4,664

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2931304.UP.FTS.B, 18.2%, 4/12/25 .... $ 2,966 $ 2,934
L2933460.UP.FTS.B, 18.4%, 4/12/25 .... 1,687 1,669
L2928766.UP.FTS.B, 18.41%, 4/12/25 .... 4,030 3,999
L2934158.UP.FTS.B, 18.51%, 4/12/25 .... 2,228 2,205
L2933159.UP.FTS.B, 18.53%, 4/12/25 .... 13,576 13,439
FW2933691.UP.FTS.B, 18.64%, 4/12/25 .. 7,886 7,807
L2935652.UP.FTS.B, 19.04%, 4/12/25 .... 6,768 6,698
FW2934964.UP.FTS.B, 19.17%, 4/12/25 .. 1,490 1,467
L2933024.UP.FTS.B, 19.59%, 4/12/25 .... 2,987 2,956
L2933730.UP.FTS.B, 20.46%, 4/12/25 .... 817 811
FW2933966.UP.FTS.B, 21.23%, 4/12/25 .. 6,840 6,735
FW2935725.UP.FTS.B, 21.56%, 4/12/25 .. 12,126 11,939
L2934180.UP.FTS.B, 22.43%, 4/12/25 .... 1,400 1,378
FW2934705.UP.FTS.B, 22.66%, 4/12/25 .. 8,278 8,151
FW2933074.UP.FTS.B, 22.74%, 4/12/25 .. 9,301 9,157
L2932376.UP.FTS.B, 23.39%, 4/12/25 .... 6,297 456
FW2932854.UP.FTS.B, 25.66%, 4/12/25 .. 11,292 11,145
FW2900575.UP.FTS.B, 25.78%, 4/12/25 .. 5,327 5,246
FW2931971.UP.FTS.B, 25.79%, 4/12/25 .. 2,297 2,268
L2934922.UP.FTS.B, 26.29%, 4/12/25 .... 4,601 327
FW2932613.UP.FTS.B, 27%, 4/12/25 .... 3,513 3,459
FW2783344.UP.FTS.B, 32.05%, 4/14/25 .. 603 42
FW2931763.UP.FTS.B, 17.53%, 4/18/25 .. 2,355 2,337
L2112331.UP.FTS.B, 15.71%, 4/24/25 .... 1,302 1,294
FW2111253.UP.FTS.B, 27.22%, 4/24/25 .. 1,594 (39)
FW2110774.UP.FTS.B, 28.89%, 4/24/25 .. 8,469 8,380
L2260646.UP.FTS.B, 11.94%, 5/16/25 .... 3,294 3,269
L2265667.UP.FTS.B, 19.73%, 5/16/25 .... 14,317 14,191
L2265891.UP.FTS.B, 23.63%, 5/16/25 .... 2,658 2,621
FW2261375.UP.FTS.B, 28.5%, 5/16/25 ... 831 237
FW2166539.UP.FTS.B, 28.95%, 5/16/25 .. 10,736 10,586
L2270930.UP.FTS.B, 20.12%, 5/17/25 .... 5,475 1,562
L2481166.UP.FTS.B, 5.6%, 6/21/25 ...... 8,632 2,305
L2480634.UP.FTS.B, 10.14%, 6/21/25 .... 7,165 6,732
FW2481101.UP.FTS.B, 11.5%, 6/21/25 ... 1,313 1,298
L2478954.UP.FTS.B, 13.18%, 6/21/25 .... 2,340 2,205
L2657454.UP.FTS.B, 20.2%, 7/18/25 .... 3,695 541
FW2653083.UP.FTS.B, 23.65%, 7/18/25 .. 4,105 294
FW2656373.UP.FTS.B, 28.99%, 7/18/25 .. 2,401 2,262
L2789819.UP.FTS.B, 14.63%, 8/14/25 .... 9,693 9,568
L2785530.UP.FTS.B, 18.7%, 8/14/25 .... 3,952 3,899
L2785622.UP.FTS.B, 19.86%, 8/14/25 .... 4,871 4,797
L2784074.UP.FTS.B, 23.45%, 8/14/25 .... 3,195 2,999
FW2782084.UP.FTS.B, 27.29%, 8/14/25 .. 6,380 1,837
FW2782934.UP.FTS.B, 28.68%, 8/14/25 .. 3,590 3,365
L2017782.UP.FTS.B, 13.67%, 9/10/25 .... 2,102 2,079
L2928094.UP.FTS.B, 14.5%, 9/11/25 ..... 1,464 1,445
L2931251.UP.FTS.B, 19.65%, 9/11/25 .... 1,947 276
L2928985.UP.FTS.B, 21.29%, 9/11/25 .... 3,794 3,739
FW2930025.UP.FTS.B, 24.38%, 9/11/25 .. 4,551 4,465
FW2928685.UP.FTS.B, 30.47%, 9/11/25 .. 2,530 2,485
L2269599.UP.FTS.B, 7.84%, 10/17/25 .... 1,816 1,793
FW2267398.UP.FTS.B, 15.02%, 10/17/25 . 3,738 3,731
L2268053.UP.FTS.B, 20.24%, 10/17/25 ... 5,498 5,192
FW2473618.UP.FTS.B, 10.51%, 11/20/25 . 3,739 271
L2474828.UP.FTS.B, 10.25%, 11/21/25 ... 1,938 1,920
L2477335.UP.FTS.B, 9.18%, 12/06/25 .... 9,272 9,179
L2783169.UP.FTS.B, 6.72%, 1/14/26 .... 17,566 17,346
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2780647.UP.FTS.B, 19.08%, 1/14/26 .. $ 7,107 $ 7,026
FW2787943.UP.FTS.B, 23.37%, 1/14/26 .. 7,158 7,017
L2931052.UP.FTS.B, 15.78%, 2/11/26 .... 2,732 2,694
L1695146.UP.FTS.B, 9.05%, 9/16/26 .... 11,189 11,105
L1721236.UP.FTS.B, 9.48%, 9/16/26 .... 8,424 8,361
FW1721203.UP.FTS.B, 9.61%, 9/16/26 ... 5,607 5,565
FW1720766.UP.FTS.B, 10.27%, 9/16/26 .. 10,593 10,514
L1721509.UP.FTS.B, 11.2%, 9/16/26 ..... 14,221 14,116
FW1720612.UP.FTS.B, 11.37%, 9/16/26 .. 8,543 8,480
L1722234.UP.FTS.B, 12.18%, 9/16/26 .... 7,170 7,111
FW1721436.UP.FTS.B, 14.47%, 9/16/26 .. 18,536 18,358
L1720338.UP.FTS.B, 15.39%, 9/16/26 .... 11,200 10,571
L1721497.UP.FTS.B, 16.37%, 9/16/26 .... 5,898 5,855
FW1720748.UP.FTS.B, 16.61%, 9/16/26 .. 3,693 3,666
L1721580.UP.FTS.B, 17.18%, 9/16/26 .... 1,112 1,104
L1721613.UP.FTS.B, 17.32%, 9/16/26 .... 5,968 854
L1722493.UP.FTS.B, 18.38%, 9/16/26 .... 10,460 10,384
FW1721771.UP.FTS.B, 20.18%, 9/16/26 .. 4,535 4,544
L1722523.UP.FTS.B, 21.72%, 9/16/26 .... 2,670 2,675
FW1722389.UP.FTS.B, 21.83%, 9/16/26 .. 19,276 19,285
L1722117.UP.FTS.B, 23.46%, 9/16/26 .... 7,709 7,725
L1719755.UP.FTS.B, 25.09%, 9/16/26 .... 2,559 2,538
L1720842.UP.FTS.B, 25.22%, 9/16/26 .... 1,282 368
L1721003.UP.FTS.B, 25.67%, 9/16/26 .... 6,648 6,654
FW1720056.UP.FTS.B, 25.74%, 9/16/26 .. 8,522 2,477
FW1720865.UP.FTS.B, 26.03%, 9/16/26 .. 1,878 1,882
L1701780.UP.FTS.B, 26.48%, 9/16/26 .... 7,708 7,721
L1716847.UP.FTS.B, 26.49%, 9/16/26 .... 5,107 4,869
FW1721156.UP.FTS.B, 26.95%, 9/16/26 .. 17,300 17,335
FW1720620.UP.FTS.B, 27.29%, 9/16/26 .. 6,303 6,316
FW1720421.UP.FTS.B, 27.95%, 9/16/26 .. 4,747 4,757
FW1722591.UP.FTS.B, 28.03%, 9/16/26 .. 4,403 670
FW1722554.UP.FTS.B, 28.88%, 9/16/26 .. 1,325 1,326
FW1700325.UP.FTS.B, 30.13%, 9/16/26 .. 985 939
FW1720986.UP.FTS.B, 30.57%, 9/16/26 .. 743 742
FW1720294.UP.FTS.B, 30.66%, 9/16/26 .. 2,005 2,009
FW1720288.UP.FTS.B, 31.89%, 9/16/26 .. 5,673 393
FW1716737.UP.FTS.B, 16.3%, 9/23/26 ... 2,221 2,205
L1859672.UP.FTS.B, 7.74%, 10/21/26 .... 10,627 10,544
L1892951.UP.FTS.B, 14.33%, 10/21/26 ... 3,177 3,148
L1893967.UP.FTS.B, 14.49%, 10/21/26 ... 1,448 1,438
FW1892411.UP.FTS.B, 14.52%, 10/21/26 . 18,571 18,443
L1894153.UP.FTS.B, 14.72%, 10/21/26 ... 11,998 867
L1894936.UP.FTS.B, 16.25%, 10/21/26 ... 4,515 4,477
FW1895480.UP.FTS.B, 16.41%, 10/21/26 . 9,776 9,704
L1890982.UP.FTS.B, 16.75%, 10/21/26 ... 5,275 5,239
L1893975.UP.FTS.B, 17.21%, 10/21/26 ... 8,162 8,107
FW1894387.UP.FTS.B, 17.87%, 10/21/26 . 4,532 4,497
L1891449.UP.FTS.B, 18.06%, 10/21/26 ... 13,565 980
FW1894844.UP.FTS.B, 18.47%, 10/21/26 . 17,547 17,386
FW1896078.UP.FTS.B, 18.57%, 10/21/26 . 4,809 4,532
L1894129.UP.FTS.B, 19.51%, 10/21/26 ... 2,493 2,475
L1892072.UP.FTS.B, 19.65%, 10/21/26 ... 4,216 4,185
L1889041.UP.FTS.B, 19.76%, 10/21/26 ... 1,152 1,143
L1892098.UP.FTS.B, 20.43%, 10/21/26 ... 4,433 320
L1890899.UP.FTS.B, 20.85%, 10/21/26 ... 7,727 7,748
L1894090.UP.FTS.B, 22.26%, 10/21/26 ... 9,693 9,575
FW1892319.UP.FTS.B, 22.95%, 10/21/26 . 1,215 1,200

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1891077.UP.FTS.B, 23.49%, 10/21/26 ... $ 15,425 $ 15,085
FW1895679.UP.FTS.B, 24.08%, 10/21/26 . 2,254 160
L1895099.UP.FTS.B, 24.25%, 10/21/26 ... 3,782 3,757
L1893140.UP.FTS.B, 24.95%, 10/21/26 ... 1,584 1,585
L1893569.UP.FTS.B, 25.34%, 10/21/26 ... 2,664 2,631
L1890870.UP.FTS.B, 25.37%, 10/21/26 ... 4,149 4,153
L1896072.UP.FTS.B, 25.44%, 10/21/26 ... 2,849 2,721
L1890828.UP.FTS.B, 25.46%, 10/21/26 ... 3,411 3,420
L1896094.UP.FTS.B, 25.49%, 10/21/26 ... 6,058 6,072
FW1892106.UP.FTS.B, 26.33%, 10/21/26 . 3,984 3,995
FW1893402.UP.FTS.B, 27.14%, 10/21/26 . 4,801 4,815
L1892234.UP.FTS.B, 27.37%, 10/21/26 ... 9,614 9,641
FW1891795.UP.FTS.B, 28.39%, 10/21/26 . 8,439 8,045
FW1892884.UP.FTS.B, 28.78%, 10/21/26 . 1,922 1,926
FW1893982.UP.FTS.B, 28.82%, 10/21/26 . 3,390 3,400
FW1892210.UP.FTS.B, 28.91%, 10/21/26 . 5,483 383
FW1891950.UP.FTS.B, 29.07%, 10/21/26 . 40,201 40,297
FW1894326.UP.FTS.B, 29.68%, 10/21/26 . 9,236 (46)
FW1893145.UP.FTS.B, 30.26%, 10/21/26 . 9,186 648
FW1890831.UP.FTS.B, 30.45%, 10/21/26 . 5,280 372
FW1894061.UP.FTS.B, 30.74%, 10/21/26 . 4,305 666
FW1890284.UP.FTS.B, 30.97%, 10/21/26 . 1,630 1,634
FW1894842.UP.FTS.B, 31.16%, 10/21/26 . 3,571 3,411
FW1892685.UP.FTS.B, 31.39%, 10/21/26 . 2,252 156
L1890702.UP.FTS.B, 25.43%, 11/05/26 ... 4,799 4,806
L2015861.UP.FTS.B, 9.46%, 11/10/26 .... 6,957 6,901
L2016805.UP.FTS.B, 10.63%, 11/10/26 ... 6,644 6,585
L2016181.UP.FTS.B, 10.7%, 11/10/26 .... 3,682 3,649
L2015997.UP.FTS.B, 10.83%, 11/10/26 ... 5,118 5,071
L2000658.UP.FTS.B, 11.67%, 11/10/26 ... 13,697 13,574
L2018385.UP.FTS.B, 12.32%, 11/10/26 ... 17,106 4,331
FW2017263.UP.FTS.B, 13.09%, 11/10/26 . 18,749 18,585
L2016863.UP.FTS.B, 13.15%, 11/10/26 ... 3,752 3,719
L2017795.UP.FTS.B, 13.15%, 11/10/26 ... 3,752 3,719
FW2015303.UP.FTS.B, 13.44%, 11/10/26 . 37,700 37,341
L2016861.UP.FTS.B, 14.32%, 11/10/26 ... 12,473 12,365
L2016549.UP.FTS.B, 14.78%, 11/10/26 ... 4,453 4,413
L2017584.UP.FTS.B, 14.88%, 11/10/26 ... 6,827 6,759
L2016090.UP.FTS.B, 15.07%, 11/10/26 ... 9,591 9,488
L2016450.UP.FTS.B, 15.84%, 11/10/26 ... 5,875 5,817
FW2017922.UP.FTS.B, 16.45%, 11/10/26 . 11,463 11,364
FW2016602.UP.FTS.B, 16.55%, 11/10/26 . 9,196 9,104
FW2018016.UP.FTS.B, 16.76%, 11/10/26 . 15,263 15,107
L2017432.UP.FTS.B, 16.76%, 11/10/26 ... 2,772 2,741
L2016538.UP.FTS.B, 16.85%, 11/10/26 ... 3,595 488
L2016124.UP.FTS.B, 17.83%, 11/10/26 ... 5,440 5,370
L2015741.UP.FTS.B, 18.37%, 11/10/26 ... 3,966 3,900
L2015870.UP.FTS.B, 19.02%, 11/10/26 ... 1,164 1,151
L2017365.UP.FTS.B, 19.49%, 11/10/26 ... 23,388 23,122
FW2018022.UP.FTS.B, 19.66%, 11/10/26 . 40,167 23,027
L2018057.UP.FTS.B, 20.23%, 11/10/26 ... 15,537 15,500
L2012751.UP.FTS.B, 20.27%, 11/10/26 ... 8,980 8,865
L2015880.UP.FTS.B, 20.5%, 11/10/26 .... 34,499 34,432
L2018362.UP.FTS.B, 20.61%, 11/10/26 ... 2,354 2,327
FW2017939.UP.FTS.B, 21.1%, 11/10/26 .. 5,507 5,453
L2015455.UP.FTS.B, 21.53%, 11/10/26 ... 876 872
L2018199.UP.FTS.B, 22.27%, 11/10/26 ... 7,924 7,893
L2016472.UP.FTS.B, 22.49%, 11/10/26 ... 9,115 9,011
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2016591.UP.FTS.B, 22.73%, 11/10/26 ... $ 3,968 $ 3,923
L2015725.UP.FTS.B, 22.82%, 11/10/26 ... 1,258 1,255
L2016796.UP.FTS.B, 23.07%, 11/10/26 ... 2,634 750
FW2007819.UP.FTS.B, 23.25%, 11/10/26 . 7,887 7,867
L2018147.UP.FTS.B, 23.34%, 11/10/26 ... 11,766 11,690
L2018074.UP.FTS.B, 23.36%, 11/10/26 ... 4,778 4,769
L2017555.UP.FTS.B, 23.63%, 11/10/26 ... 5,839 848
FW2018046.UP.FTS.B, 23.73%, 11/10/26 . 2,883 2,872
L2018486.UP.FTS.B, 23.79%, 11/10/26 ... 15,962 15,805
L2010804.UP.FTS.B, 24.21%, 11/10/26 ... 11,997 11,974
FW2015624.UP.FTS.B, 24.49%, 11/10/26 . 4,792 4,782
L2017277.UP.FTS.B, 24.63%, 11/10/26 ... 1,603 1,600
L2016414.UP.FTS.B, 24.87%, 11/10/26 ... 803 801
L2017556.UP.FTS.B, 25.05%, 11/10/26 ... 3,127 3,121
L2016122.UP.FTS.B, 25.2%, 11/10/26 .... 3,216 3,179
L2017313.UP.FTS.B, 25.23%, 11/10/26 ... 3,538 3,531
L2016934.UP.FTS.B, 25.28%, 11/10/26 ... 647 637
L2016288.UP.FTS.B, 25.3%, 11/10/26 .... 7,239 7,225
L1992755.UP.FTS.B, 25.36%, 11/10/26 ... 1,288 1,285
L2016960.UP.FTS.B, 25.39%, 11/10/26 ... 885 883
L2010871.UP.FTS.B, 25.45%, 11/10/26 ... 763 55
L2017166.UP.FTS.B, 25.5%, 11/10/26 .... 4,100 4,068
L2011550.UP.FTS.B, 25.55%, 11/10/26 ... 5,516 396
L2018078.UP.FTS.B, 25.62%, 11/10/26 ... 3,333 1,970
L2008161.UP.FTS.B, 25.72%, 11/10/26 ... 6,404 126
FW2017120.UP.FTS.B, 25.88%, 11/10/26 . 5,825 5,803
FW2017685.UP.FTS.B, 26.05%, 11/10/26 . 8,128 8,099
FW2017724.UP.FTS.B, 26.2%, 11/10/26 .. 3,203 3,195
L2017215.UP.FTS.B, 26.46%, 11/10/26 ... 4,855 4,845
FW2017665.UP.FTS.B, 26.79%, 11/10/26 . 9,724 9,706
FW2017315.UP.FTS.B, 26.97%, 11/10/26 . 4,398 315
FW2017448.UP.FTS.B, 26.97%, 11/10/26 . 1,641 1,636
FW2017995.UP.FTS.B, 27.09%, 11/10/26 . 4,870 4,861
FW2017395.UP.FTS.B, 27.53%, 11/10/26 . 4,900 4,882
FW2018112.UP.FTS.B, 27.81%, 11/10/26 . 9,553 5,644
FW2015111.UP.FTS.B, 27.96%, 11/10/26 . 2,038 294
FW2018013.UP.FTS.B, 28.12%, 11/10/26 . 3,922 3,852
FW2018097.UP.FTS.B, 28.2%, 11/10/26 .. 1,450 1,446
FW2017468.UP.FTS.B, 28.36%, 11/10/26 . 1,634 1,631
FW2017627.UP.FTS.B, 28.75%, 11/10/26 . 6,006 1,726
FW2018328.UP.FTS.B, 28.94%, 11/10/26 . 983 981
FW2017940.UP.FTS.B, 29.24%, 11/10/26 . 2,512 88
FW2017283.UP.FTS.B, 29.28%, 11/10/26 . 4,101 4,093
FW2016668.UP.FTS.B, 29.41%, 11/10/26 . 5,763 5,742
FW2016853.UP.FTS.B, 29.43%, 11/10/26 . 4,075 4,041
FW2015356.UP.FTS.B, 29.53%, 11/10/26 . 746 (9)
FW2017367.UP.FTS.B, 29.54%, 11/10/26 . 24,448 24,092
FW2016021.UP.FTS.B, 29.96%, 11/10/26 . 12,480 12,442
FW2017531.UP.FTS.B, 30.14%, 11/10/26 . 6,176 6,164
FW2015923.UP.FTS.B, 30.28%, 11/10/26 . 6,592 6,580
FW2016098.UP.FTS.B, 30.28%, 11/10/26 . 1,318 1,316
FW2017756.UP.FTS.B, 30.55%, 11/10/26 . 11,387 807
FW2015746.UP.FTS.B, 30.57%, 11/10/26 . 2,393 2,388
FW2017369.UP.FTS.B, 30.83%, 11/10/26 . 2,478 2,474
FW2017102.UP.FTS.B, 30.96%, 11/10/26 . 1,655 1,652
FW2016238.UP.FTS.B, 30.97%, 11/10/26 . 1,834 1,828
FW2014044.UP.FTS.B, 31.01%, 11/10/26 . 3,311 3,305
FW2016392.UP.FTS.B, 31.01%, 11/10/26 . 681 671

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2015895.UP.FTS.B, 31.02%, 11/10/26 . $ 2,133 $ 144
FW2017963.UP.FTS.B, 31.1%, 11/10/26 .. 7,774 7,760
FW2015165.UP.FTS.B, 31.13%, 11/10/26 . 1,505 1,501
FW2016440.UP.FTS.B, 31.16%, 11/10/26 . 3,498 3,487
FW2018137.UP.FTS.B, 31.23%, 11/10/26 . 16,635 16,604
FW2015784.UP.FTS.B, 31.24%, 11/10/26 . 1,904 1,900
FW2016681.UP.FTS.B, 31.25%, 11/10/26 . 4,553 4,544
FW2017946.UP.FTS.B, 31.9%, 11/10/26 .. 2,086 (80)
FW2017831.UP.FTS.B, 32.03%, 11/10/26 . 6,346 270
FW2018216.UP.FTS.B, 32.18%, 11/10/26 . 3,062 3,055
FW2110828.UP.FTS.B, 6%, 11/24/26 .... 1,425 1,431
L2111539.UP.FTS.B, 8.17%, 11/24/26 .... 5,807 5,767
L2112207.UP.FTS.B, 9.52%, 11/24/26 .... 9,383 9,314
L2111293.UP.FTS.B, 9.98%, 11/24/26 .... 9,418 9,349
FW2112522.UP.FTS.B, 10.63%, 11/24/26 . 940 932
L2112534.UP.FTS.B, 11.65%, 11/24/26 ... 20,957 20,814
L2110925.UP.FTS.B, 12.01%, 11/24/26 ... 22,348 22,196
L2112036.UP.FTS.B, 13.1%, 11/24/26 .... 1,125 1,118
L2111515.UP.FTS.B, 13.17%, 11/24/26 ... 4,650 1,198
L2109723.UP.FTS.B, 14.71%, 11/24/26 ... 34,494 34,213
L2112445.UP.FTS.B, 15.34%, 11/24/26 ... 2,282 2,267
L2112051.UP.FTS.B, 15.48%, 11/24/26 ... 11,413 11,336
L2107550.UP.FTS.B, 15.75%, 11/24/26 ... 1,942 1,925
L2111566.UP.FTS.B, 15.86%, 11/24/26 ... 3,816 3,790
L2111428.UP.FTS.B, 15.89%, 11/24/26 ... 3,817 3,791
FW2111859.UP.FTS.B, 16.21%, 11/24/26 . 6,501 6,457
L2111758.UP.FTS.B, 16.63%, 11/24/26 ... 30,549 30,345
FW2111175.UP.FTS.B, 16.64%, 11/24/26 . 5,059 5,018
L2111907.UP.FTS.B, 16.75%, 11/24/26 ... 2,302 2,287
FW2111473.UP.FTS.B, 17.42%, 11/24/26 . 2,987 2,967
FW2112554.UP.FTS.B, 17.97%, 11/24/26 . 23,213 23,027
FW2103098.UP.FTS.B, 18.1%, 11/24/26 .. 3,094 3,071
L2112204.UP.FTS.B, 18.12%, 11/24/26 ... 4,260 4,227
L2110989.UP.FTS.B, 18.58%, 11/24/26 ... 5,429 5,389
L2111067.UP.FTS.B, 18.81%, 11/24/26 ... 1,017 1,008
L2111999.UP.FTS.B, 18.81%, 11/24/26 ... 7,098 6,999
FW2111909.UP.FTS.B, 19.23%, 11/24/26 . 2,626 2,606
L2111433.UP.FTS.B, 19.56%, 11/24/26 ... 3,966 3,930
FW2111564.UP.FTS.B, 19.87%, 11/24/26 . 3,750 3,723
L2110920.UP.FTS.B, 20%, 11/24/26 ..... 10,416 10,333
L2110840.UP.FTS.B, 20.27%, 11/24/26 ... 3,914 3,926
FW2112337.UP.FTS.B, 20.38%, 11/24/26 . 7,813 7,835
L2110708.UP.FTS.B, 20.56%, 11/24/26 ... 5,090 762
FW2103854.UP.FTS.B, 20.73%, 11/24/26 . 13,425 13,289
L2111070.UP.FTS.B, 20.97%, 11/24/26 ... 2,755 2,757
FW2110854.UP.FTS.B, 21.25%, 11/24/26 . 4,724 4,690
FW2110697.UP.FTS.B, 21.79%, 11/24/26 . 10,501 10,497
L2111001.UP.FTS.B, 22.12%, 11/24/26 ... 1,574 1,578
L2109591.UP.FTS.B, 22.25%, 11/24/26 ... 16,340 4,771
L2112213.UP.FTS.B, 22.37%, 11/24/26 ... 5,636 5,643
FW2111879.UP.FTS.B, 22.64%, 11/24/26 . 11,900 11,935
L2111918.UP.FTS.B, 22.67%, 11/24/26 ... 15,730 15,768
L2111808.UP.FTS.B, 23.39%, 11/24/26 ... 2,482 2,485
L2111770.UP.FTS.B, 23.69%, 11/24/26 ... 3,028 2,986
L2110705.UP.FTS.B, 24.88%, 11/24/26 ... 11,242 11,255
L2111688.UP.FTS.B, 25.07%, 11/24/26 ... 2,009 2,015
L2110767.UP.FTS.B, 25.12%, 11/24/26 ... 16,460 1,170
L2110949.UP.FTS.B, 25.25%, 11/24/26 ... 2,252 2,259
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2111387.UP.FTS.B, 25.36%, 11/24/26 . $ 5,219 $ 5,223
L2112349.UP.FTS.B, 25.4%, 11/24/26 .... 8,047 8,072
L2111206.UP.FTS.B, 25.46%, 11/24/26 ... 1,610 1,615
L2112057.UP.FTS.B, 25.5%, 11/24/26 .... 3,135 3,134
L2112241.UP.FTS.B, 25.52%, 11/24/26 ... 4,218 1,246
L2111177.UP.FTS.B, 25.59%, 11/24/26 ... 5,962 5,980
L2111103.UP.FTS.B, 25.8%, 11/24/26 .... 1,948 1,947
FW2110882.UP.FTS.B, 25.83%, 11/24/26 . 6,454 6,474
FW2108311.UP.FTS.B, 26.95%, 11/24/26 . 3,322 3,322
FW2110829.UP.FTS.B, 27.91%, 11/24/26 . 12,601 12,582
FW2111301.UP.FTS.B, 28.21%, 11/24/26 . 4,080 4,093
FW2109993.UP.FTS.B, 28.34%, 11/24/26 . 4,082 4,095
FW2110973.UP.FTS.B, 28.48%, 11/24/26 . 2,622 183
FW2112020.UP.FTS.B, 28.92%, 11/24/26 . 2,515 (37)
FW2112225.UP.FTS.B, 30.05%, 11/24/26 . 1,564 1,569
FW2111978.UP.FTS.B, 30.35%, 11/24/26 . 2,866 2,873
FW2112451.UP.FTS.B, 30.73%, 11/24/26 . 1,486 1,491
FW2111816.UP.FTS.B, 30.78%, 11/24/26 . 1,899 1,905
FW2111418.UP.FTS.B, 30.88%, 11/24/26 . 12,962 12,975
FW2111709.UP.FTS.B, 31.03%, 11/24/26 . 6,212 6,220
FW2110860.UP.FTS.B, 31.09%, 11/24/26 . 3,887 3,900
FW2111832.UP.FTS.B, 31.16%, 11/24/26 . 9,586 9,575
FW2104466.UP.FTS.B, 31.47%, 11/24/26 . 3,480 3,491
FW2112102.UP.FTS.B, 31.76%, 11/24/26 . 6,687 6,706
FW2110871.UP.FTS.B, 31.83%, 11/24/26 . 3,572 251
L2262825.UP.FTS.B, 7.69%, 12/16/26 .... 11,086 10,993
FW2264096.UP.FTS.B, 8.01%, 12/16/26 .. 6,666 6,611
L2266515.UP.FTS.B, 8.1%, 12/16/26 .... 5,554 5,510
L2264632.UP.FTS.B, 8.24%, 12/16/26 .... 14,876 14,753
L2233679.UP.FTS.B, 10.15%, 12/16/26 ... 4,881 4,843
L2256936.UP.FTS.B, 11.09%, 12/16/26 ... 15,108 14,979
L2261890.UP.FTS.B, 11.17%, 12/16/26 ... 11,340 11,234
L2265566.UP.FTS.B, 11.83%, 12/16/26 ... 11,383 11,287
FW2263431.UP.FTS.B, 12.09%, 12/16/26 . 5,321 5,276
L2264084.UP.FTS.B, 12.97%, 12/16/26 ... 1,618 1,603
L2262690.UP.FTS.B, 13.04%, 12/16/26 ... 6,499 6,444
L2261612.UP.FTS.B, 13.93%, 12/16/26 ... 1,537 1,524
FW2266148.UP.FTS.B, 14.03%, 12/16/26 . 3,845 3,813
FW2263216.UP.FTS.B, 14.33%, 12/16/26 . 770 764
FW2263771.UP.FTS.B, 14.5%, 12/16/26 .. 5,797 5,744
L2257039.UP.FTS.B, 14.56%, 12/16/26 ... 3,362 203
FW2262525.UP.FTS.B, 14.73%, 12/16/26 . 23,167 22,974
L2266678.UP.FTS.B, 14.84%, 12/16/26 ... 10,046 9,962
L2266887.UP.FTS.B, 15.02%, 12/16/26 ... 5,415 5,363
FW2266772.UP.FTS.B, 15.05%, 12/16/26 . 6,165 6,105
L2262094.UP.FTS.B, 15.17%, 12/16/26 ... 3,871 3,839
L2261820.UP.FTS.B, 15.32%, 12/16/26 ... 38,703 38,380
FW2265961.UP.FTS.B, 16.27%, 12/16/26 . 4,650 4,605
L2265506.UP.FTS.B, 16.32%, 12/16/26 ... 10,824 10,178
L2261177.UP.FTS.B, 16.49%, 12/16/26 ... 5,282 1,420
L2261462.UP.FTS.B, 16.62%, 12/16/26 ... 2,576 2,552
L2262249.UP.FTS.B, 16.91%, 12/16/26 ... 5,976 862
L2262304.UP.FTS.B, 17.3%, 12/16/26 .... 10,189 10,092
L2261255.UP.FTS.B, 17.42%, 12/16/26 ... 30,213 29,895
FW2265856.UP.FTS.B, 17.99%, 12/16/26 . 7,007 6,937
L2260722.UP.FTS.B, 18.02%, 12/16/26 ... 2,359 2,333
L2262594.UP.FTS.B, 18.44%, 12/16/26 ... 789 781
L2265320.UP.FTS.B, 18.67%, 12/16/26 ... 790 782

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2261867.UP.FTS.B, 18.76%, 12/16/26 ... $ 2,087 $ 298
FW2261853.UP.FTS.B, 18.96%, 12/16/26 . 1,205 1,135
L2262520.UP.FTS.B, 19.39%, 12/16/26 ... 4,095 4,045
L2261512.UP.FTS.B, 19.6%, 12/16/26 .... 7,937 7,861
L2261469.UP.FTS.B, 19.7%, 12/16/26 .... 2,542 2,514
L2260922.UP.FTS.B, 19.74%, 12/16/26 ... 5,561 5,554
L2265533.UP.FTS.B, 19.85%, 12/16/26 ... 8,151 7,671
L2261927.UP.FTS.B, 19.86%, 12/16/26 ... 795 785
L2262271.UP.FTS.B, 20.02%, 12/16/26 ... 7,699 7,608
FW2262822.UP.FTS.B, 20.38%, 12/16/26 . 2,391 2,388
L2262115.UP.FTS.B, 20.57%, 12/16/26 ... 2,074 2,052
L2264912.UP.FTS.B, 20.76%, 12/16/26 ... 3,194 3,160
FW2267215.UP.FTS.B, 20.8%, 12/16/26 .. 8,364 1,245
L2266258.UP.FTS.B, 21.36%, 12/16/26 ... 4,748 189
L2263510.UP.FTS.B, 21.37%, 12/16/26 ... 2,243 2,219
FW2263533.UP.FTS.B, 21.45%, 12/16/26 . 4,021 3,978
FW2266413.UP.FTS.B, 21.62%, 12/16/26 . 11,998 11,884
L2266172.UP.FTS.B, 21.62%, 12/16/26 ... 2,807 2,804
FW2265342.UP.FTS.B, 21.77%, 12/16/26 . 2,860 2,855
L2264438.UP.FTS.B, 21.8%, 12/16/26 .... 3,869 3,828
FW2242546.UP.FTS.B, 21.96%, 12/16/26 . 8,759 8,664
FW2265692.UP.FTS.B, 22.08%, 12/16/26 . 6,115 5,760
L2251494.UP.FTS.B, 22.87%, 12/16/26 ... 2,333 346
L2250660.UP.FTS.B, 23.02%, 12/16/26 ... 3,958 283
L2262151.UP.FTS.B, 23.18%, 12/16/26 ... 17,368 17,336
L2262515.UP.FTS.B, 23.26%, 12/16/26 ... 36,089 36,044
L2263677.UP.FTS.B, 23.33%, 12/16/26 ... 12,130 12,114
L2266895.UP.FTS.B, 23.57%, 12/16/26 ... 3,241 3,237
L2262668.UP.FTS.B, 24.03%, 12/16/26 ... 2,680 2,676
L2160603.UP.FTS.B, 24.28%, 12/16/26 ... 2,602 2,598
L2263485.UP.FTS.B, 24.71%, 12/16/26 ... 1,630 1,627
FW2263757.UP.FTS.B, 24.74%, 12/16/26 . 6,106 6,098
FW2263559.UP.FTS.B, 24.81%, 12/16/26 . 6,236 5,930
FW2266843.UP.FTS.B, 24.86%, 12/16/26 . 2,446 2,419
L2266381.UP.FTS.B, 25.31%, 12/16/26 ... 1,680 121
L2262190.UP.FTS.B, 25.35%, 12/16/26 ... 3,351 3,347
L2264771.UP.FTS.B, 25.35%, 12/16/26 ... 1,553 1,551
L2265116.UP.FTS.B, 25.37%, 12/16/26 ... 1,308 1,306
L2262592.UP.FTS.B, 25.43%, 12/16/26 ... 974 965
L2236916.UP.FTS.B, 25.5%, 12/16/26 .... 3,272 3,268
L2266958.UP.FTS.B, 25.5%, 12/16/26 .... 900 899
FW2265341.UP.FTS.B, 25.64%, 12/16/26 . 8,183 8,173
FW2259738.UP.FTS.B, 26.14%, 12/16/26 . 2,625 2,622
FW2263939.UP.FTS.B, 26.78%, 12/16/26 . 3,291 3,287
FW2262376.UP.FTS.B, 27.09%, 12/16/26 . 1,648 1,646
FW2266619.UP.FTS.B, 27.46%, 12/16/26 . 3,054 3,050
FW2265289.UP.FTS.B, 27.87%, 12/16/26 . 3,018 2,875
FW2262621.UP.FTS.B, 27.92%, 12/16/26 . 6,204 6,196
FW2264546.UP.FTS.B, 28.23%, 12/16/26 . 2,486 2,483
FW2260718.UP.FTS.B, 28.56%, 12/16/26 . 1,659 1,657
FW2263509.UP.FTS.B, 28.65%, 12/16/26 . 8,721 8,693
FW2265850.UP.FTS.B, 28.76%, 12/16/26 . 4,987 4,971
FW2177600.UP.FTS.B, 28.89%, 12/16/26 . 1,828 1,826
FW2264712.UP.FTS.B, 28.97%, 12/16/26 . 2,027 2,023
FW2265353.UP.FTS.B, 29.01%, 12/16/26 . 11,342 11,313
FW2264681.UP.FTS.B, 29.13%, 12/16/26 . 3,327 3,323
FW2261136.UP.FTS.B, 29.72%, 12/16/26 . 5,275 (5)
FW2261815.UP.FTS.B, 29.81%, 12/16/26 . 22,673 1,583
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2258081.UP.FTS.B, 30.3%, 12/16/26 .. $ 4,105 $ 4,095
FW2262301.UP.FTS.B, 30.52%, 12/16/26 . 4,050 4,038
FW2261708.UP.FTS.B, 30.67%, 12/16/26 . 2,546 2,541
FW2266558.UP.FTS.B, 30.86%, 12/16/26 . 1,677 1,674
FW2262897.UP.FTS.B, 30.96%, 12/16/26 . 3,840 271
FW2265508.UP.FTS.B, 30.96%, 12/16/26 . 2,601 2,593
FW2266459.UP.FTS.B, 30.98%, 12/16/26 . 955 951
FW2260770.UP.FTS.B, 31.08%, 12/16/26 . 1,258 1,257
FW2266146.UP.FTS.B, 31.1%, 12/16/26 .. 1,291 377
FW2264279.UP.FTS.B, 31.14%, 12/16/26 . 1,594 1,592
FW2266925.UP.FTS.B, 31.22%, 12/16/26 . 16,036 15,238
FW2266682.UP.FTS.B, 31.23%, 12/16/26 . 3,968 3,772
FW2267010.UP.FTS.B, 31.33%, 12/16/26 . 2,442 2,435
FW2262129.UP.FTS.B, 31.54%, 12/16/26 . 6,111 5,915
FW2270153.UP.FTS.B, 7.21%, 12/17/26 .. 3,308 3,282
FW2269719.UP.FTS.B, 7.26%, 12/17/26 .. 8,686 8,159
L2269403.UP.FTS.B, 7.47%, 12/17/26 .... 11,034 10,947
L2269259.UP.FTS.B, 8.25%, 12/17/26 .... 2,225 2,208
L2268096.UP.FTS.B, 8.29%, 12/17/26 .... 17,806 17,668
L2268631.UP.FTS.B, 8.37%, 12/17/26 .... 5,739 418
L2267269.UP.FTS.B, 8.51%, 12/17/26 .... 11,146 11,059
L2269424.UP.FTS.B, 8.98%, 12/17/26 .... 8,198 8,135
L2271105.UP.FTS.B, 9.17%, 12/17/26 .... 25,263 25,067
FW2267252.UP.FTS.B, 9.41%, 12/17/26 .. 5,812 5,766
FW2269726.UP.FTS.B, 9.71%, 12/17/26 .. 11,233 11,147
L2266480.UP.FTS.B, 10.61%, 12/17/26 ... 2,636 2,614
FW2269561.UP.FTS.B, 11.28%, 12/17/26 . 4,840 4,800
L2263798.UP.FTS.B, 11.32%, 12/17/26 ... 20,338 20,168
L2268167.UP.FTS.B, 11.62%, 12/17/26 ... 1,872 1,849
L2270002.UP.FTS.B, 11.76%, 12/17/26 ... 3,413 3,385
L2269004.UP.FTS.B, 11.83%, 12/17/26 ... 9,866 9,783
L2270705.UP.FTS.B, 12.61%, 12/17/26 ... 7,625 7,562
L2269154.UP.FTS.B, 12.96%, 12/17/26 ... 15,841 4,069
L2267510.UP.FTS.B, 13.34%, 12/17/26 ... 8,271 8,203
FW2269825.UP.FTS.B, 13.55%, 12/17/26 . 3,817 3,785
L2264006.UP.FTS.B, 13.57%, 12/17/26 ... 7,722 7,654
L2269188.UP.FTS.B, 14.18%, 12/17/26 ... 4,157 4,123
FW2259052.UP.FTS.B, 14.44%, 12/17/26 . 5,397 5,352
L2269061.UP.FTS.B, 14.52%, 12/17/26 ... 3,452 3,423
L2268637.UP.FTS.B, 14.78%, 12/17/26 ... 3,890 3,846
L2267803.UP.FTS.B, 15.27%, 12/17/26 ... 4,332 1,114
L2267899.UP.FTS.B, 15.39%, 12/17/26 ... 7,752 7,689
FW2269286.UP.FTS.B, 15.6%, 12/17/26 .. 22,490 22,291
L2269989.UP.FTS.B, 15.72%, 12/17/26 ... 23,302 23,084
L2269665.UP.FTS.B, 16.5%, 12/17/26 .... 12,658 12,538
L2267902.UP.FTS.B, 16.76%, 12/17/26 ... 9,914 9,834
L2269419.UP.FTS.B, 17%, 12/17/26 ..... 7,772 7,688
L2267913.UP.FTS.B, 17.09%, 12/17/26 ... 3,906 3,874
FW2270884.UP.FTS.B, 17.41%, 12/17/26 . 12,548 12,431
L2270652.UP.FTS.B, 17.8%, 12/17/26 .... 2,201 2,180
FW2267256.UP.FTS.B, 17.83%, 12/17/26 . 7,705 7,618
FW2270802.UP.FTS.B, 17.83%, 12/17/26 . 786 779
L2268164.UP.FTS.B, 18.3%, 12/17/26 .... 4,729 4,679
L2270265.UP.FTS.B, 18.3%, 12/17/26 .... 1,576 1,562
L2267799.UP.FTS.B, 18.33%, 12/17/26 ... 5,611 5,286
FW2267424.UP.FTS.B, 18.94%, 12/17/26 . 3,644 3,596
FW2268753.UP.FTS.B, 19.71%, 12/17/26 . 3,992 3,950
L2268708.UP.FTS.B, 19.88%, 12/17/26 ... 3,975 3,932

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2267947.UP.FTS.B, 20.33%, 12/17/26 . $ 4,809 $ 4,796
L2267364.UP.FTS.B, 20.36%, 12/17/26 ... 1,753 1,735
L2268745.UP.FTS.B, 20.6%, 12/17/26 .... 3,514 3,471
L2268926.UP.FTS.B, 20.65%, 12/17/26 ... 21,555 21,327
L2268079.UP.FTS.B, 20.72%, 12/17/26 ... 3,199 3,045
L2256028.UP.FTS.B, 20.74%, 12/17/26 ... 4,747 4,695
L2270132.UP.FTS.B, 20.75%, 12/17/26 ... 1,198 1,188
L2244360.UP.FTS.B, 20.77%, 12/17/26 ... 1,198 1,185
L2270631.UP.FTS.B, 21.07%, 12/17/26 ... 9,909 2,780
L2269703.UP.FTS.B, 21.08%, 12/17/26 ... 2,800 2,797
L2268043.UP.FTS.B, 21.67%, 12/17/26 ... 40,381 39,900
FW2269279.UP.FTS.B, 21.88%, 12/17/26 . 11,668 11,640
FW2268457.UP.FTS.B, 22.16%, 12/17/26 . 9,251 9,242
FW2263842.UP.FTS.B, 22.41%, 12/17/26 . 12,457 3,587
L2214006.UP.FTS.B, 22.76%, 12/17/26 ... 1,148 1,144
FW2267880.UP.FTS.B, 23.11%, 12/17/26 . 8,083 7,998
FW2271155.UP.FTS.B, 23.14%, 12/17/26 . 9,701 9,692
FW2270621.UP.FTS.B, 23.29%, 12/17/26 . 3,863 3,851
L2267371.UP.FTS.B, 23.36%, 12/17/26 ... 1,052 1,051
FW2270716.UP.FTS.B, 24.09%, 12/17/26 . 4,061 4,057
L2269612.UP.FTS.B, 24.24%, 12/17/26 ... 2,845 2,843
FW2268352.UP.FTS.B, 24.36%, 12/17/26 . 4,221 4,190
L2267445.UP.FTS.B, 24.36%, 12/17/26 ... 9,760 9,751
L2269673.UP.FTS.B, 24.46%, 12/17/26 ... 814 813
L2269335.UP.FTS.B, 24.65%, 12/17/26 ... 1,955 1,953
L2269672.UP.FTS.B, 24.89%, 12/17/26 ... 5,190 4,939
FW2269543.UP.FTS.B, 24.98%, 12/17/26 . 9,382 9,374
L2267853.UP.FTS.B, 25.14%, 12/17/26 ... 2,215 642
L2268401.UP.FTS.B, 25.14%, 12/17/26 ... 2,791 2,784
L2270209.UP.FTS.B, 25.15%, 12/17/26 ... 1,715 1,713
L2268106.UP.FTS.B, 25.26%, 12/17/26 ... 18,443 18,425
L2267192.UP.FTS.B, 25.29%, 12/17/26 ... 1,716 1,714
L2269322.UP.FTS.B, 25.3%, 12/17/26 .... 2,370 2,368
L2268468.UP.FTS.B, 25.32%, 12/17/26 ... 3,101 222
L2267659.UP.FTS.B, 25.42%, 12/17/26 ... 1,604 1,597
L2270962.UP.FTS.B, 25.74%, 12/17/26 ... 2,925 433
FW2268057.UP.FTS.B, 25.81%, 12/17/26 . 1,638 1,637
L2270498.UP.FTS.B, 25.87%, 12/17/26 ... 9,543 9,072
L2262513.UP.FTS.B, 25.9%, 12/17/26 .... 5,736 5,730
L2265919.UP.FTS.B, 26.09%, 12/17/26 ... 2,192 87
FW2271111.UP.FTS.B, 26.4%, 12/17/26 .. 4,996 4,986
FW2268918.UP.FTS.B, 26.51%, 12/17/26 . 2,096 1,995
FW2267544.UP.FTS.B, 26.57%, 12/17/26 . 8,221 8,213
FW2265199.UP.FTS.B, 27.31%, 12/17/26 . 4,422 4,411
FW2270167.UP.FTS.B, 27.42%, 12/17/26 . 12,383 12,371
FW2258741.UP.FTS.B, 27.63%, 12/17/26 . 2,231 2,229
FW2260873.UP.FTS.B, 27.95%, 12/17/26 . 1,526 1,519
FW2267234.UP.FTS.B, 28.03%, 12/17/26 . 953 951
FW2267678.UP.FTS.B, 28.34%, 12/17/26 . 2,504 178
FW2270459.UP.FTS.B, 28.48%, 12/17/26 . 9,742 9,643
FW2269324.UP.FTS.B, 28.61%, 12/17/26 . 13,218 927
FW2269400.UP.FTS.B, 29.19%, 12/17/26 . 4,993 4,988
FW2271113.UP.FTS.B, 29.49%, 12/17/26 . 2,931 2,924
FW2269252.UP.FTS.B, 29.77%, 12/17/26 . 4,292 637
FW2268163.UP.FTS.B, 29.95%, 12/17/26 . 3,980 3,965
FW2268908.UP.FTS.B, 29.95%, 12/17/26 . 26,713 26,689
FW2260471.UP.FTS.B, 30.04%, 12/17/26 . 6,378 6,358
FW2260486.UP.FTS.B, 30.33%, 12/17/26 . 12,541 12,529
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2266749.UP.FTS.B, 30.39%, 12/17/26 . $ 1,087 $ 1,086
FW2270615.UP.FTS.B, 30.87%, 12/17/26 . 1,342 1,340
FW2269601.UP.FTS.B, 30.92%, 12/17/26 . 1,509 1,507
FW2269865.UP.FTS.B, 30.96%, 12/17/26 . 1,174 1,173
FW2269782.UP.FTS.B, 31.05%, 12/17/26 . 6,794 6,788
FW2270320.UP.FTS.B, 31.1%, 12/17/26 .. 1,513 1,508
FW2267969.UP.FTS.B, 31.13%, 12/17/26 . 3,440 3,437
FW2269656.UP.FTS.B, 31.22%, 12/17/26 . 1,343 1,342
FW2269622.UP.FTS.B, 31.24%, 12/17/26 . 923 923
FW2266605.UP.FTS.B, 31.38%, 12/17/26 . 2,016 2,014
FW2267887.UP.FTS.B, 31.51%, 12/17/26 . 4,307 138
L2190467.UP.FTS.B, 13.35%, 12/28/26 ... 4,444 612
L2265697.UP.FTS.B, 23.5%, 12/28/26 .... 2,448 2,446
FW2475907.UP.FTS.B, 4.84%, 1/20/27 ... 31,030 30,814
L2474579.UP.FTS.B, 4.95%, 1/20/27 .... 17,744 17,615
L2474331.UP.FTS.B, 5.25%, 1/20/27 .... 7,413 7,362
L2471525.UP.FTS.B, 5.57%, 1/20/27 .... 29,768 29,558
L2475396.UP.FTS.B, 5.61%, 1/20/27 .... 37,215 36,958
L2474959.UP.FTS.B, 5.82%, 1/20/27 .... 5,963 5,921
L2475014.UP.FTS.B, 5.92%, 1/20/27 .... 795 789
L2472984.UP.FTS.B, 6.81%, 1/20/27 .... 2,168 2,151
FW2475429.UP.FTS.B, 7.27%, 1/20/27 ... 5,272 5,230
FW2473269.UP.FTS.B, 7.61%, 1/20/27 ... 2,814 2,791
L2473931.UP.FTS.B, 7.74%, 1/20/27 .... 12,817 12,718
L2452101.UP.FTS.B, 7.79%, 1/20/27 .... 8,253 8,194
L2475724.UP.FTS.B, 7.86%, 1/20/27 .... 7,505 7,446
L2473450.UP.FTS.B, 8.65%, 1/20/27 .... 18,965 18,821
FW2473955.UP.FTS.B, 8.68%, 1/20/27 ... 2,957 2,935
FW2473331.UP.FTS.B, 9.04%, 1/20/27 ... 13,123 13,018
L2473688.UP.FTS.B, 9.31%, 1/20/27 .... 7,617 7,559
L2474865.UP.FTS.B, 9.49%, 1/20/27 .... 3,184 3,158
L2474080.UP.FTS.B, 9.61%, 1/20/27 .... 7,204 7,149
L2472065.UP.FTS.B, 9.95%, 1/20/27 .... 5,735 5,691
FW2472711.UP.FTS.B, 10.61%, 1/20/27 .. 3,909 269
L2473817.UP.FTS.B, 10.77%, 1/20/27 .... 12,228 12,125
FW2472488.UP.FTS.B, 10.89%, 1/20/27 .. 3,845 3,813
FW2475584.UP.FTS.B, 10.93%, 1/20/27 .. 4,159 579
L2473418.UP.FTS.B, 10.96%, 1/20/27 .... 13,847 13,731
L2474933.UP.FTS.B, 11.24%, 1/20/27 .... 22,344 22,159
L2473427.UP.FTS.B, 11.29%, 1/20/27 .... 15,415 15,287
L2473112.UP.FTS.B, 11.72%, 1/20/27 .... 3,836 3,803
L2475887.UP.FTS.B, 12.32%, 1/20/27 .... 7,762 7,692
L2471859.UP.FTS.B, 12.54%, 1/20/27 .... 11,647 11,550
L2474658.UP.FTS.B, 12.78%, 1/20/27 .... 3,957 3,722
L2471497.UP.FTS.B, 12.88%, 1/20/27 .... 5,965 5,609
L2471480.UP.FTS.B, 13.4%, 1/20/27 .... 2,275 2,253
L2474789.UP.FTS.B, 13.64%, 1/20/27 .... 19,535 19,374
FW2474683.UP.FTS.B, 13.75%, 1/20/27 .. 2,881 400
L2474173.UP.FTS.B, 13.96%, 1/20/27 .... 3,099 3,073
L2473476.UP.FTS.B, 14%, 1/20/27 ...... 5,115 5,069
L2471439.UP.FTS.B, 14.4%, 1/20/27 .... 863 856
L2472468.UP.FTS.B, 14.46%, 1/20/27 .... 4,709 4,670
L2474447.UP.FTS.B, 14.59%, 1/20/27 .... 3,456 3,427
L2475352.UP.FTS.B, 14.64%, 1/20/27 .... 14,297 14,180
L2475028.UP.FTS.B, 14.75%, 1/20/27 .... 3,930 3,898
FW2471019.UP.FTS.B, 15.35%, 1/20/27 .. 859 852
L2474491.UP.FTS.B, 15.9%, 1/20/27 .... 3,478 3,445
L2471752.UP.FTS.B, 16.14%, 1/20/27 .... 4,752 4,707

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2471789.UP.FTS.B, 16.78%, 1/20/27 .... $ 23,544 $ 23,343
L2471603.UP.FTS.B, 17.27%, 1/20/27 .... 5,020 4,972
L2475868.UP.FTS.B, 18.54%, 1/20/27 .... 2,904 111
FW2472357.UP.FTS.B, 18.64%, 1/20/27 .. 16,041 15,867
FW2472703.UP.FTS.B, 18.76%, 1/20/27 .. 5,620 5,560
L2475296.UP.FTS.B, 18.87%, 1/20/27 .... 1,619 1,525
L2472163.UP.FTS.B, 19.55%, 1/20/27 .... 3,459 3,419
L2471471.UP.FTS.B, 19.65%, 1/20/27 .... 5,622 5,560
L2474729.UP.FTS.B, 20.39%, 1/20/27 .... 8,095 8,087
FW2472361.UP.FTS.B, 20.41%, 1/20/27 .. 8,582 8,573
L2473064.UP.FTS.B, 21.2%, 1/20/27 .... 1,062 1,050
L2473306.UP.FTS.B, 21.55%, 1/20/27 .... 4,885 4,832
FW2475846.UP.FTS.B, 23.25%, 1/20/27 .. 3,697 3,693
L2471971.UP.FTS.B, 23.61%, 1/20/27 .... 4,487 320
FW2474184.UP.FTS.B, 23.79%, 1/20/27 .. 3,785 3,781
L2472806.UP.FTS.B, 24.05%, 1/20/27 .... 9,932 9,458
FW2473402.UP.FTS.B, 24.11%, 1/20/27 .. 14,833 14,816
FW2471587.UP.FTS.B, 24.31%, 1/20/27 .. 1,650 1,648
FW2475492.UP.FTS.B, 24.4%, 1/20/27 ... 2,618 51
L2475345.UP.FTS.B, 24.61%, 1/20/27 .... 4,234 1,196
L2474208.UP.FTS.B, 24.67%, 1/20/27 .... 1,295 12
L2472023.UP.FTS.B, 24.83%, 1/20/27 .... 2,232 2,230
L2473063.UP.FTS.B, 25.05%, 1/20/27 .... 847 806
L2475329.UP.FTS.B, 25.09%, 1/20/27 .... 4,139 4,134
L2470742.UP.FTS.B, 25.25%, 1/20/27 .... 2,159 2,153
L2471521.UP.FTS.B, 25.28%, 1/20/27 .... 684 676
L2471728.UP.FTS.B, 25.34%, 1/20/27 .... 8,731 8,319
L2471667.UP.FTS.B, 25.39%, 1/20/27 .... 6,465 6,458
L2474715.UP.FTS.B, 25.42%, 1/20/27 .... 2,240 2,238
L2474965.UP.FTS.B, 25.47%, 1/20/27 .... 1,429 1,361
L2472226.UP.FTS.B, 25.56%, 1/20/27 .... 2,737 2,734
FW2472820.UP.FTS.B, 25.64%, 1/20/27 .. 2,489 2,487
L2471756.UP.FTS.B, 26.47%, 1/20/27 .... 901 878
L2474425.UP.FTS.B, 26.68%, 1/20/27 .... 4,168 4,164
FW2472110.UP.FTS.B, 27.03%, 1/20/27 .. 10,853 10,840
FW2474738.UP.FTS.B, 27.15%, 1/20/27 .. 2,339 2,336
FW2475280.UP.FTS.B, 27.6%, 1/20/27 ... 10,461 10,449
L2475015.UP.FTS.B, 27.6%, 1/20/27 .... 5,092 4,852
FW2473211.UP.FTS.B, 27.91%, 1/20/27 .. 5,112 5,106
L2473038.UP.FTS.B, 28.44%, 1/20/27 .... 2,838 831
FW2475609.UP.FTS.B, 28.57%, 1/20/27 .. 4,968 4,958
FW2472537.UP.FTS.B, 29.07%, 1/20/27 .. 3,584 148
FW2472042.UP.FTS.B, 29.53%, 1/20/27 .. 3,184 3,178
FW2475302.UP.FTS.B, 30.28%, 1/20/27 .. 4,064 4,059
FW2474444.UP.FTS.B, 30.39%, 1/20/27 .. 3,869 3,862
FW2471876.UP.FTS.B, 30.6%, 1/20/27 ... 1,441 1,439
FW2473795.UP.FTS.B, 30.76%, 1/20/27 .. 1,378 214
FW2473987.UP.FTS.B, 30.82%, 1/20/27 .. 5,089 5,083
FW2471934.UP.FTS.B, 30.86%, 1/20/27 .. 2,067 608
FW2473631.UP.FTS.B, 30.87%, 1/20/27 .. 1,010 1,009
FW2475760.UP.FTS.B, 30.97%, 1/20/27 .. 15,280 15,262
FW2474925.UP.FTS.B, 31.01%, 1/20/27 .. 1,436 1,389
FW2470766.UP.FTS.B, 31.08%, 1/20/27 .. 1,105 1,104
FW2475230.UP.FTS.B, 31.1%, 1/20/27 ... 1,262 1,259
FW2471006.UP.FTS.B, 31.15%, 1/20/27 .. 1,366 1,360
FW2475753.UP.FTS.B, 31.17%, 1/20/27 .. 3,652 3,648
FW2470630.UP.FTS.B, 31.2%, 1/20/27 ... 1,549 1,476
FW2417723.UP.FTS.B, 31.22%, 1/20/27 .. 5,822 5,802
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2473891.UP.FTS.B, 31.57%, 1/20/27 .. $ 6,379 $ 6,360
FW2473201.UP.FTS.B, 31.68%, 1/20/27 .. 12,518 12,503
FW2471457.UP.FTS.B, 31.71%, 1/20/27 .. 1,890 133
L2481582.UP.FTS.B, 4.62%, 1/21/27 .... 29,576 29,371
L2478241.UP.FTS.B, 4.87%, 1/21/27 .... 15,555 15,447
L2477575.UP.FTS.B, 4.96%, 1/21/27 .... 8,148 8,088
L2478449.UP.FTS.B, 5.07%, 1/21/27 .... 36,343 36,093
FW2478227.UP.FTS.B, 5.11%, 1/21/27 ... 8,160 8,104
L2478495.UP.FTS.B, 5.12%, 1/21/27 .... 7,420 7,369
L2446259.UP.FTS.B, 5.18%, 1/21/27 .... 7,420 7,369
L2478632.UP.FTS.B, 5.24%, 1/21/27 .... 14,850 14,748
L2477767.UP.FTS.B, 5.31%, 1/21/27 .... 11,143 11,066
L2478466.UP.FTS.B, 5.39%, 1/21/27 .... 8,165 8,109
L2478450.UP.FTS.B, 5.42%, 1/21/27 .... 4,461 4,430
L2480061.UP.FTS.B, 5.73%, 1/21/27 .... 8,864 8,804
L2459372.UP.FTS.B, 5.76%, 1/21/27 .... 11,416 10,723
L2477090.UP.FTS.B, 5.84%, 1/21/27 .... 4,472 4,442
L2477803.UP.FTS.B, 6.01%, 1/21/27 .... 31,205 30,990
L2477744.UP.FTS.B, 6.17%, 1/21/27 .... 27,638 27,450
L2476427.UP.FTS.B, 6.24%, 1/21/27 .... 7,473 7,422
FW2476186.UP.FTS.B, 6.33%, 1/21/27 ... 18,695 18,567
L2477424.UP.FTS.B, 6.43%, 1/21/27 .... 14,964 14,862
L2480644.UP.FTS.B, 6.59%, 1/21/27 .... 18,724 18,597
L2480479.UP.FTS.B, 6.6%, 1/21/27 ..... 4,794 4,761
L2480622.UP.FTS.B, 6.63%, 1/21/27 .... 23,973 23,811
L2479361.UP.FTS.B, 6.78%, 1/21/27 .... 15,748 15,641
L2478485.UP.FTS.B, 6.81%, 1/21/27 .... 9,290 9,219
L2478510.UP.FTS.B, 7.06%, 1/21/27 .... 1,089 1,081
L2461602.UP.FTS.B, 7.51%, 1/21/27 .... 37,665 37,379
L2478233.UP.FTS.B, 7.75%, 1/21/27 .... 3,018 2,995
FW2480389.UP.FTS.B, 7.87%, 1/21/27 ... 5,662 5,620
L2476700.UP.FTS.B, 8.05%, 1/21/27 .... 3,223 3,195
L2482145.UP.FTS.B, 8.06%, 1/21/27 .... 14,381 14,267
FW2479918.UP.FTS.B, 8.11%, 1/21/27 ... 1,509 1,498
L2477326.UP.FTS.B, 8.52%, 1/21/27 .... 18,951 18,808
L2480346.UP.FTS.B, 8.56%, 1/21/27 .... 1,807 1,793
L2476447.UP.FTS.B, 8.62%, 1/21/27 .... 7,349 7,292
L2481499.UP.FTS.B, 9.01%, 1/21/27 .... 2,803 2,782
L2477347.UP.FTS.B, 9.48%, 1/21/27 .... 1,296 1,287
FW2478172.UP.FTS.B, 9.55%, 1/21/27 ... 4,663 4,382
L2477329.UP.FTS.B, 9.62%, 1/21/27 .... 6,869 6,817
L2477858.UP.FTS.B, 9.8%, 1/21/27 ..... 18,738 18,591
L2450265.UP.FTS.B, 9.85%, 1/21/27 .... 3,057 3,034
L2480599.UP.FTS.B, 9.99%, 1/21/27 .... 17,443 17,300
FW2479183.UP.FTS.B, 10.05%, 1/21/27 .. 6,503 6,450
L2477998.UP.FTS.B, 10.21%, 1/21/27 .... 15,125 14,996
L2480405.UP.FTS.B, 10.65%, 1/21/27 .... 4,607 4,570
FW2478301.UP.FTS.B, 10.7%, 1/21/27 ... 5,684 5,642
L2476472.UP.FTS.B, 10.79%, 1/21/27 .... 3,842 3,811
FW2480584.UP.FTS.B, 10.82%, 1/21/27 .. 4,589 4,551
L2476577.UP.FTS.B, 11.24%, 1/21/27 .... 3,085 3,057
FW2480576.UP.FTS.B, 11.26%, 1/21/27 .. 18,187 18,038
FW2480948.UP.FTS.B, 11.69%, 1/21/27 .. 19,361 19,190
FW2480972.UP.FTS.B, 11.69%, 1/21/27 .. 3,863 3,831
L2477410.UP.FTS.B, 11.79%, 1/21/27 .... 10,561 10,460
FW2477060.UP.FTS.B, 11.89%, 1/21/27 .. 23,183 22,994
L2481328.UP.FTS.B, 12.51%, 1/21/27 .... 3,881 3,849
L2479402.UP.FTS.B, 12.63%, 1/21/27 .... 5,827 5,780

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2481147.UP.FTS.B, 12.81%, 1/21/27 .. $ 7,775 $ 7,712
FW2480666.UP.FTS.B, 12.82%, 1/21/27 .. 15,552 15,425
L2480627.UP.FTS.B, 13.09%, 1/21/27 .... 4,984 4,944
L2479108.UP.FTS.B, 13.57%, 1/21/27 .... 18,741 18,590
L2480452.UP.FTS.B, 14.24%, 1/21/27 .... 3,919 3,887
L2480894.UP.FTS.B, 14.25%, 1/21/27 .... 9,250 9,176
L2478328.UP.FTS.B, 14.36%, 1/21/27 .... 20,300 5,228
L2481349.UP.FTS.B, 14.92%, 1/21/27 .... 5,979 5,931
FW2476598.UP.FTS.B, 14.99%, 1/21/27 .. 7,884 7,816
FW2479747.UP.FTS.B, 15%, 1/21/27 .... 3,936 3,904
FW2476545.UP.FTS.B, 15.04%, 1/21/27 .. 7,873 7,810
FW2476940.UP.FTS.B, 15.14%, 1/21/27 .. 2,473 2,453
L2472995.UP.FTS.B, 15.34%, 1/21/27 .... 2,366 2,344
L2476780.UP.FTS.B, 15.94%, 1/21/27 .... 3,956 3,919
FW2477987.UP.FTS.B, 16%, 1/21/27 .... 5,696 5,365
L2478528.UP.FTS.B, 16.29%, 1/21/27 .... 3,391 3,347
L2481261.UP.FTS.B, 16.32%, 1/21/27 .... 362 358
L2480206.UP.FTS.B, 16.56%, 1/21/27 .... 27,782 27,560
L2480635.UP.FTS.B, 16.62%, 1/21/27 .... 3,970 3,934
L2481665.UP.FTS.B, 17.36%, 1/21/27 .... 3,189 3,159
FW2476814.UP.FTS.B, 17.49%, 1/21/27 .. 4,092 3,854
FW2480097.UP.FTS.B, 18.93%, 1/21/27 .. 2,572 2,548
L2482226.UP.FTS.B, 19.47%, 1/21/27 .... 12,894 12,759
FW2477756.UP.FTS.B, 19.8%, 1/21/27 ... 1,561 1,533
FW2470384.UP.FTS.B, 19.99%, 1/21/27 .. 4,851 4,800
FW2478138.UP.FTS.B, 20.35%, 1/21/27 .. 16,148 16,134
L2481444.UP.FTS.B, 20.35%, 1/21/27 .... 6,475 6,470
FW2478527.UP.FTS.B, 20.76%, 1/21/27 .. 18,229 18,086
L2441362.UP.FTS.B, 20.97%, 1/21/27 .... 4,072 4,023
FW2479867.UP.FTS.B, 21.17%, 1/21/27 .. 2,600 2,599
L2475998.UP.FTS.B, 21.42%, 1/21/27 .... 7,834 559
L2476636.UP.FTS.B, 22.64%, 1/21/27 .... 680 675
L2476441.UP.FTS.B, 22.74%, 1/21/27 .... 4,504 4,500
L2481616.UP.FTS.B, 22.8%, 1/21/27 .... 2,607 2,605
L2475307.UP.FTS.B, 23.31%, 1/21/27 .... 1,832 1,746
FW2477308.UP.FTS.B, 23.41%, 1/21/27 .. 7,121 7,041
FW2479645.UP.FTS.B, 23.45%, 1/21/27 .. 3,428 520
L2476876.UP.FTS.B, 23.51%, 1/21/27 .... 3,945 3,942
FW2476171.UP.FTS.B, 24.01%, 1/21/27 .. 2,966 2,964
L2476196.UP.FTS.B, 24.05%, 1/21/27 .... 1,539 1,527
L2480692.UP.FTS.B, 24.23%, 1/21/27 .... 907 906
L2480153.UP.FTS.B, 24.26%, 1/21/27 .... 1,112 1,109
FW2476307.UP.FTS.B, 24.31%, 1/21/27 .. 1,320 1,319
L2481353.UP.FTS.B, 24.94%, 1/21/27 .... 7,130 6,795
L2477192.UP.FTS.B, 25.1%, 1/21/27 .... 5,516 5,510
L2477602.UP.FTS.B, 25.12%, 1/21/27 .... 3,312 3,277
L2450581.UP.FTS.B, 25.25%, 1/21/27 .... 3,810 3,807
L2478464.UP.FTS.B, 25.27%, 1/21/27 .... 3,138 225
L2480444.UP.FTS.B, 25.32%, 1/21/27 .... 1,656 1,639
L2480238.UP.FTS.B, 25.42%, 1/21/27 .... 912 902
L2477171.UP.FTS.B, 25.43%, 1/21/27 .... 3,316 3,313
L2477959.UP.FTS.B, 25.85%, 1/21/27 .... 8,306 8,299
L2478675.UP.FTS.B, 25.98%, 1/21/27 .... 15,898 15,861
L2482239.UP.FTS.B, 26.18%, 1/21/27 .... 4,392 310
FW2479519.UP.FTS.B, 26.72%, 1/21/27 .. 18,420 17,557
L2476870.UP.FTS.B, 26.94%, 1/21/27 .... 2,504 2,477
FW2476597.UP.FTS.B, 26.97%, 1/21/27 .. 5,044 4,806
FW2477621.UP.FTS.B, 27.45%, 1/21/27 .. 5,353 5,349
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2480795.UP.FTS.B, 27.7%, 1/21/27 ... $ 2,344 $ 2,342
FW2476474.UP.FTS.B, 28.03%, 1/21/27 .. 2,096 2,095
FW2476707.UP.FTS.B, 28.1%, 1/21/27 ... 6,710 6,705
FW2477133.UP.FTS.B, 28.1%, 1/21/27 ... 7,130 7,124
FW2481757.UP.FTS.B, 28.3%, 1/21/27 ... 6,295 6,290
FW2476276.UP.FTS.B, 28.48%, 1/21/27 .. 4,718 4,493
FW2477763.UP.FTS.B, 28.51%, 1/21/27 .. 7,232 513
FW2478384.UP.FTS.B, 28.67%, 1/21/27 .. 1,642 1,639
FW2479323.UP.FTS.B, 28.7%, 1/21/27 ... 1,262 1,261
FW2476695.UP.FTS.B, 29.04%, 1/21/27 .. 4,593 4,586
FW2480041.UP.FTS.B, 29.19%, 1/21/27 .. 913 65
FW2480886.UP.FTS.B, 29.21%, 1/21/27 .. 23,910 22,749
FW2481763.UP.FTS.B, 29.55%, 1/21/27 .. 4,327 1,273
FW2480439.UP.FTS.B, 29.92%, 1/21/27 .. 2,958 2,936
FW2476060.UP.FTS.B, 30.53%, 1/21/27 .. 5,083 5,079
FW2481370.UP.FTS.B, 30.57%, 1/21/27 .. 1,130 1,077
FW2476388.UP.FTS.B, 30.81%, 1/21/27 .. 7,442 7,087
FW2480390.UP.FTS.B, 30.84%, 1/21/27 .. 2,554 751
FW2476651.UP.FTS.B, 30.87%, 1/21/27 .. 1,054 1,048
FW2479214.UP.FTS.B, 30.9%, 1/21/27 ... 9,758 2,913
FW2481906.UP.FTS.B, 30.96%, 1/21/27 .. 934 933
FW2480600.UP.FTS.B, 31.1%, 1/21/27 ... 3,194 486
FW2476779.UP.FTS.B, 31.12%, 1/21/27 .. 934 933
FW2479381.UP.FTS.B, 31.12%, 1/21/27 .. 6,113 6,097
FW2477761.UP.FTS.B, 31.16%, 1/21/27 .. 1,945 1,942
FW2482179.UP.FTS.B, 31.16%, 1/21/27 .. 1,529 1,527
FW2478875.UP.FTS.B, 31.18%, 1/21/27 .. 3,361 3,321
FW2477853.UP.FTS.B, 31.19%, 1/21/27 .. 11,375 11,365
FW2482160.UP.FTS.B, 31.2%, 1/21/27 ... 2,142 637
FW2479301.UP.FTS.B, 31.22%, 1/21/27 .. 926 925
FW2480515.UP.FTS.B, 31.22%, 1/21/27 .. 1,622 112
FW2482047.UP.FTS.B, 32.18%, 1/21/27 .. 12,535 11,953
FW2478961.UP.FTS.B, 33.21%, 1/21/27 .. 1,541 1,540
FW2472901.UP.FTS.B, 21.26%, 2/01/27 .. 8,253 8,229
FW2478647.UP.FTS.B, 31.06%, 2/02/27 .. 4,079 4,071
FW2479731.UP.FTS.B, 10.13%, 2/06/27 .. 12,168 12,073
L1720140.UP.FTS.B, 22.6%, 2/16/27 .... 14,996 14,926
L1712934.UP.FTS.B, 25.32%, 2/16/27 .... 7,078 7,055
FW1720537.UP.FTS.B, 25.44%, 2/16/27 .. 4,342 4,320
L1722725.UP.FTS.B, 25.76%, 2/16/27 .... 1,301 1,288
L1722547.UP.FTS.B, 26.6%, 2/16/27 .... 2,780 2,748
FW1721612.UP.FTS.B, 26.87%, 2/16/27 .. 4,346 4,125
FW1722580.UP.FTS.B, 28.29%, 2/16/27 .. 2,751 2,745
FW1722218.UP.FTS.B, 29.06%, 2/16/27 .. 4,630 4,420
FW1720737.UP.FTS.B, 29.83%, 2/16/27 .. 2,429 2,412
FW1720488.UP.FTS.B, 29.98%, 2/16/27 .. 899 899
L2656149.UP.FTS.B, 4.9%, 2/18/27 ..... 31,623 31,408
L2656376.UP.FTS.B, 5.08%, 2/18/27 .... 14,247 14,148
L2654934.UP.FTS.B, 6.41%, 2/18/27 .... 9,772 9,705
FW2657802.UP.FTS.B, 7.01%, 2/18/27 ... 4,598 4,568
L2657504.UP.FTS.B, 7.74%, 2/18/27 .... 6,540 6,489
L2653066.UP.FTS.B, 9.34%, 2/18/27 .... 769 762
FW2653627.UP.FTS.B, 9.99%, 2/18/27 ... 4,108 4,076
FW2657543.UP.FTS.B, 10.25%, 2/18/27 .. 1,561 1,549
FW2657532.UP.FTS.B, 10.48%, 2/18/27 .. 15,340 15,214
FW2657539.UP.FTS.B, 10.96%, 2/18/27 .. 8,590 8,515
FW2653836.UP.FTS.B, 10.99%, 2/18/27 .. 2,485 2,460
L2656455.UP.FTS.B, 11.03%, 2/18/27 .... 14,099 13,976

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2655850.UP.FTS.B, 11.44%, 2/18/27 .... $ 21,203 $ 21,018
FW2655412.UP.FTS.B, 11.77%, 2/18/27 .. 11,019 10,923
L2657392.UP.FTS.B, 12.09%, 2/18/27 .... 10,959 10,864
L2655901.UP.FTS.B, 12.32%, 2/18/27 .... 5,526 5,478
L2654898.UP.FTS.B, 12.38%, 2/18/27 .... 20,530 20,353
L2653887.UP.FTS.B, 12.55%, 2/18/27 .... 2,924 2,899
FW2653749.UP.FTS.B, 12.56%, 2/18/27 .. 4,182 578
L2654736.UP.FTS.B, 12.58%, 2/18/27 .... 8,308 8,231
FW2654132.UP.FTS.B, 12.73%, 2/18/27 .. 16,773 16,628
FW2653495.UP.FTS.B, 12.88%, 2/18/27 .. 6,284 6,024
L2653291.UP.FTS.B, 12.9%, 2/18/27 .... 3,052 3,024
FW2654033.UP.FTS.B, 13.1%, 2/18/27 ... 5,727 5,673
FW2655119.UP.FTS.B, 13.31%, 2/18/27 .. 9,522 9,440
FW2653830.UP.FTS.B, 13.35%, 2/18/27 .. 11,986 11,883
FW2656357.UP.FTS.B, 13.79%, 2/18/27 .. 8,513 8,440
L2656469.UP.FTS.B, 13.95%, 2/18/27 .... 5,197 5,011
FW2657507.UP.FTS.B, 13.96%, 2/18/27 .. 2,548 2,526
L2655146.UP.FTS.B, 14.16%, 2/18/27 .... 5,920 5,867
FW2657544.UP.FTS.B, 14.38%, 2/18/27 .. 15,402 15,270
FW2656039.UP.FTS.B, 14.43%, 2/18/27 .. 1,836 1,820
FW2655411.UP.FTS.B, 14.47%, 2/18/27 .. 2,142 2,123
L2655911.UP.FTS.B, 14.57%, 2/18/27 .... 11,982 11,879
FW2653497.UP.FTS.B, 14.59%, 2/18/27 .. 12,783 12,673
L2653926.UP.FTS.B, 14.76%, 2/18/27 .... 12,444 12,331
FW2655361.UP.FTS.B, 14.81%, 2/18/27 .. 5,199 5,154
FW2656874.UP.FTS.B, 15.48%, 2/18/27 .. 2,648 2,621
L2657406.UP.FTS.B, 15.83%, 2/18/27 .... 12,863 12,730
L2656610.UP.FTS.B, 15.94%, 2/18/27 .... 12,068 11,965
FW2657294.UP.FTS.B, 16.22%, 2/18/27 .. 17,456 17,307
FW2652611.UP.FTS.B, 16.26%, 2/18/27 .. 1,773 1,755
FW2655943.UP.FTS.B, 16.38%, 2/18/27 .. 887 879
FW2655801.UP.FTS.B, 16.39%, 2/18/27 .. 4,353 4,309
L2655952.UP.FTS.B, 16.47%, 2/18/27 .... 9,679 9,579
L2657168.UP.FTS.B, 16.47%, 2/18/27 .... 1,613 1,596
FW2656762.UP.FTS.B, 16.73%, 2/18/27 .. 20,189 19,981
FW2654911.UP.FTS.B, 16.77%, 2/18/27 .. 1,943 1,921
L2656088.UP.FTS.B, 16.82%, 2/18/27 .... 4,282 1,160
L2656733.UP.FTS.B, 17.08%, 2/18/27 .... 4,165 1,124
L2657493.UP.FTS.B, 17.25%, 2/18/27 .... 20,268 20,036
FW2655755.UP.FTS.B, 17.36%, 2/18/27 .. 6,930 6,871
L2656274.UP.FTS.B, 17.4%, 2/18/27 .... 1,620 1,601
FW2656859.UP.FTS.B, 17.55%, 2/18/27 .. 6,081 6,019
L2648053.UP.FTS.B, 17.58%, 2/18/27 .... 5,260 5,206
FW2655219.UP.FTS.B, 17.61%, 2/18/27 .. 21,715 21,481
FW2654968.UP.FTS.B, 17.64%, 2/18/27 .. 3,164 3,126
FW2657700.UP.FTS.B, 17.81%, 2/18/27 .. 10,446 10,309
L2656742.UP.FTS.B, 17.82%, 2/18/27 .... 4,537 4,271
FW2655696.UP.FTS.B, 17.99%, 2/18/27 .. 4,483 4,218
L2653109.UP.FTS.B, 18.03%, 2/18/27 .... 1,219 1,205
L2653689.UP.FTS.B, 18.18%, 2/18/27 .... 2,868 2,830
FW2656568.UP.FTS.B, 18.19%, 2/18/27 .. 5,608 1,461
L2653164.UP.FTS.B, 18.21%, 2/18/27 .... 8,948 8,856
FW2654520.UP.FTS.B, 18.49%, 2/18/27 .. 2,688 2,656
L2657353.UP.FTS.B, 18.73%, 2/18/27 .... 12,309 12,201
FW2654489.UP.FTS.B, 18.88%, 2/18/27 .. 6,692 6,623
L2655430.UP.FTS.B, 19%, 2/18/27 ...... 24,411 24,115
L2654519.UP.FTS.B, 19.08%, 2/18/27 .... 544 535
L2654570.UP.FTS.B, 19.68%, 2/18/27 .... 902 893
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2656424.UP.FTS.B, 19.82%, 2/18/27 .. $ 2,705 $ 2,673
L2655217.UP.FTS.B, 20.04%, 2/18/27 .... 10,174 10,070
L2656336.UP.FTS.B, 20.22%, 2/18/27 .... 1,417 1,333
FW2654532.UP.FTS.B, 20.37%, 2/18/27 .. 7,148 7,069
FW2657187.UP.FTS.B, 20.48%, 2/18/27 .. 16,772 16,572
FW2657677.UP.FTS.B, 20.65%, 2/18/27 .. 4,526 4,471
L2655606.UP.FTS.B, 20.79%, 2/18/27 .... 4,476 321
FW2654620.UP.FTS.B, 20.83%, 2/18/27 .. 4,282 4,260
L2656191.UP.FTS.B, 20.98%, 2/18/27 .... 3,957 3,940
FW2657310.UP.FTS.B, 21.81%, 2/18/27 .. 2,874 2,866
L2656138.UP.FTS.B, 21.85%, 2/18/27 .... 34,592 2,466
L2655942.UP.FTS.B, 21.87%, 2/18/27 .... 9,929 9,828
L2655022.UP.FTS.B, 22.08%, 2/18/27 .... 3,336 3,277
FW2657679.UP.FTS.B, 22.17%, 2/18/27 .. 5,577 5,536
L2654476.UP.FTS.B, 22.41%, 2/18/27 .... 9,512 1,428
FW2653768.UP.FTS.B, 22.47%, 2/18/27 .. 24,940 24,836
L2656298.UP.FTS.B, 22.6%, 2/18/27 .... 2,898 71
FW2653494.UP.FTS.B, 22.62%, 2/18/27 .. 8,812 629
L2656980.UP.FTS.B, 22.68%, 2/18/27 .... 6,643 6,627
L2657169.UP.FTS.B, 22.71%, 2/18/27 .... 12,281 12,241
FW2657631.UP.FTS.B, 23.06%, 2/18/27 .. 2,258 2,222
L2655993.UP.FTS.B, 23.24%, 2/18/27 .... 1,172 84
FW2657375.UP.FTS.B, 23.29%, 2/18/27 .. 2,331 2,325
L2657051.UP.FTS.B, 23.78%, 2/18/27 .... 1,495 28
FW2657769.UP.FTS.B, 24.23%, 2/18/27 .. 9,928 9,902
FW2653982.UP.FTS.B, 24.33%, 2/18/27 .. 9,032 9,010
L2657363.UP.FTS.B, 24.67%, 2/18/27 .... 4,942 4,929
FW2656663.UP.FTS.B, 24.74%, 2/18/27 .. 19,003 2,851
FW2656497.UP.FTS.B, 24.83%, 2/18/27 .. 2,724 2,592
FW2656918.UP.FTS.B, 25.32%, 2/18/27 .. 5,039 5,026
L2657540.UP.FTS.B, 25.32%, 2/18/27 .... 1,429 1,426
L2655238.UP.FTS.B, 25.36%, 2/18/27 .... 2,651 2,638
L2655788.UP.FTS.B, 25.63%, 2/18/27 .... 3,369 48
FW2654552.UP.FTS.B, 25.75%, 2/18/27 .. 4,543 4,532
FW2656585.UP.FTS.B, 25.76%, 2/18/27 .. 4,628 4,617
FW2653266.UP.FTS.B, 26.59%, 2/18/27 .. 5,909 5,895
FW2656738.UP.FTS.B, 26.73%, 2/18/27 .. 9,222 9,200
L2655310.UP.FTS.B, 26.89%, 2/18/27 .... 8,452 8,431
FW2657625.UP.FTS.B, 26.98%, 2/18/27 .. 6,252 6,232
FW2653485.UP.FTS.B, 27.32%, 2/18/27 .. 8,467 8,446
L2655961.UP.FTS.B, 27.71%, 2/18/27 .... 1,494 1,488
FW2655208.UP.FTS.B, 28.11%, 2/18/27 .. 36,948 36,856
FW2656127.UP.FTS.B, 28.24%, 2/18/27 .. 2,209 2,204
FW2653273.UP.FTS.B, 28.29%, 2/18/27 .. 21,249 21,196
FW2653857.UP.FTS.B, 28.32%, 2/18/27 .. 17,965 17,494
FW2657275.UP.FTS.B, 28.44%, 2/18/27 .. 3,387 3,364
FW2657124.UP.FTS.B, 28.84%, 2/18/27 .. 7,702 7,649
FW2654274.UP.FTS.B, 29.24%, 2/18/27 .. 14,840 1,052
FW2657590.UP.FTS.B, 29.26%, 2/18/27 .. 4,469 4,451
FW2654804.UP.FTS.B, 29.69%, 2/18/27 .. 5,991 5,976
FW2656448.UP.FTS.B, 29.81%, 2/18/27 .. 4,446 4,434
FW2654690.UP.FTS.B, 30.25%, 2/18/27 .. 946 942
FW2652797.UP.FTS.B, 30.47%, 2/18/27 .. 1,457 1,453
FW2655034.UP.FTS.B, 30.5%, 2/18/27 ... 3,428 3,262
FW2656345.UP.FTS.B, 30.5%, 2/18/27 ... 2,914 2,907
FW2657689.UP.FTS.B, 30.56%, 2/18/27 .. 12,002 11,972
FW2656342.UP.FTS.B, 30.71%, 2/18/27 .. 891 886
FW2657586.UP.FTS.B, 30.8%, 2/18/27 ... 2,938 207

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2657094.UP.FTS.B, 30.81%, 2/18/27 .. $ 4,805 $ 4,793
FW2655259.UP.FTS.B, 30.9%, 2/18/27 ... 4,292 4,281
FW2655652.UP.FTS.B, 30.92%, 2/18/27 .. 27,299 26,974
FW2653746.UP.FTS.B, 30.93%, 2/18/27 .. 1,803 1,799
FW2654029.UP.FTS.B, 30.99%, 2/18/27 .. 1,759 1,673
FW2657179.UP.FTS.B, 30.99%, 2/18/27 .. 6,061 427
FW2641769.UP.FTS.B, 31.01%, 2/18/27 .. 2,249 338
FW2654823.UP.FTS.B, 31.05%, 2/18/27 .. 2,307 2,293
FW2654181.UP.FTS.B, 31.06%, 2/18/27 .. 859 857
FW2656038.UP.FTS.B, 31.06%, 2/18/27 .. 1,232 1,172
FW2652957.UP.FTS.B, 31.1%, 2/18/27 ... 1,008 1,004
FW2656050.UP.FTS.B, 31.14%, 2/18/27 .. 1,977 1,972
FW2657778.UP.FTS.B, 31.18%, 2/18/27 .. 4,276 301
FW2653443.UP.FTS.B, 31.19%, 2/18/27 .. 13,075 13,021
FW2657050.UP.FTS.B, 31.21%, 2/18/27 .. 3,520 3,511
FW2653784.UP.FTS.B, 31.22%, 2/18/27 .. 5,753 5,739
FW2653299.UP.FTS.B, 31.23%, 2/18/27 .. 3,698 3,689
FW2620309.UP.FTS.B, 31.31%, 2/18/27 .. 14,872 14,835
FW2656784.UP.FTS.B, 31.34%, 2/18/27 .. 3,065 907
FW2652650.UP.FTS.B, 31.46%, 2/18/27 .. 4,309 4,298
FW2656739.UP.FTS.B, 31.47%, 2/18/27 .. 2,252 2,244
FW2655423.UP.FTS.B, 31.75%, 2/18/27 .. 7,075 2,080
L2656270.UP.FTS.B, 28.21%, 2/21/27 .... 6,757 6,737
FW2655382.UP.FTS.B, 29.8%, 2/25/27 ... 6,008 5,995
L2782778.UP.FTS.B, 5.38%, 3/14/27 .... 15,472 15,365
FW2779815.UP.FTS.B, 5.52%, 3/14/27 ... 5,533 5,492
FW2785873.UP.FTS.B, 5.67%, 3/14/27 ... 20,874 20,728
L2786047.UP.FTS.B, 5.71%, 3/14/27 .... 3,881 3,854
FW2785225.UP.FTS.B, 5.78%, 3/14/27 ... 15,141 15,035
L2785472.UP.FTS.B, 5.82%, 3/14/27 .... 6,213 6,170
L2785533.UP.FTS.B, 5.87%, 3/14/27 .... 9,069 9,006
FW2725624.UP.FTS.B, 5.92%, 3/14/27 ... 38,865 38,594
L2782378.UP.FTS.B, 5.98%, 3/14/27 .... 38,821 38,553
L2785586.UP.FTS.B, 6.13%, 3/14/27 .... 38,903 38,632
L2785761.UP.FTS.B, 6.14%, 3/14/27 .... 31,123 30,906
L2788888.UP.FTS.B, 6.14%, 3/14/27 .... 7,759 7,705
L2781494.UP.FTS.B, 6.32%, 3/14/27 .... 9,182 9,118
L2783749.UP.FTS.B, 6.39%, 3/14/27 .... 5,556 5,514
L2784317.UP.FTS.B, 6.43%, 3/14/27 .... 5,066 5,031
L2786287.UP.FTS.B, 6.48%, 3/14/27 .... 1,547 1,534
L2780792.UP.FTS.B, 6.49%, 3/14/27 .... 22,608 22,451
L2789358.UP.FTS.B, 6.49%, 3/14/27 .... 38,855 38,587
L2779720.UP.FTS.B, 6.5%, 3/14/27 ..... 22,654 5,405
L2784003.UP.FTS.B, 6.62%, 3/14/27 .... 12,873 12,784
L2789856.UP.FTS.B, 6.67%, 3/14/27 .... 7,102 7,053
L2786197.UP.FTS.B, 6.8%, 3/14/27 ..... 5,060 5,025
L2776276.UP.FTS.B, 6.89%, 3/14/27 .... 18,960 18,827
L2785513.UP.FTS.B, 6.9%, 3/14/27 ..... 12,581 12,494
L2781885.UP.FTS.B, 7.11%, 3/14/27 ..... 14,920 14,818
L2783455.UP.FTS.B, 7.28%, 3/14/27 .... 31,873 31,654
L2784258.UP.FTS.B, 7.29%, 3/14/27 .... 7,805 7,752
L2781599.UP.FTS.B, 7.38%, 3/14/27 .... 4,231 4,202
L2784013.UP.FTS.B, 7.38%, 3/14/27 .... 15,569 15,435
FW2784023.UP.FTS.B, 7.45%, 3/14/27 ... 29,551 29,348
L2781125.UP.FTS.B, 7.45%, 3/14/27 ..... 5,879 5,838
L2783926.UP.FTS.B, 7.49%, 3/14/27 .... 14,348 14,249
L2781938.UP.FTS.B, 7.6%, 3/14/27 ..... 39,225 38,956
FW2780236.UP.FTS.B, 7.69%, 3/14/27 ... 27,472 27,233
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2788438.UP.FTS.B, 7.69%, 3/14/27 ... $ 1,727 $ 1,715
L2788290.UP.FTS.B, 7.73%, 3/14/27 .... 7,479 7,414
L2781769.UP.FTS.B, 7.86%, 3/14/27 .... 16,811 16,665
L2784113.UP.FTS.B, 7.9%, 3/14/27 ...... 8,644 8,569
L2769930.UP.FTS.B, 7.96%, 3/14/27 .... 24,367 24,156
FW2784974.UP.FTS.B, 8.13%, 3/14/27 ... 36,710 36,393
L2780083.UP.FTS.B, 8.23%, 3/14/27 .... 35,407 35,112
FW2781791.UP.FTS.B, 8.25%, 3/14/27 ... 24,205 24,004
L2789155.UP.FTS.B, 8.26%, 3/14/27 .... 19,685 19,514
L2780176.UP.FTS.B, 8.31%, 3/14/27 .... 39,379 39,037
L2764977.UP.FTS.B, 8.36%, 3/14/27 .... 8,508 8,434
L2779428.UP.FTS.B, 8.36%, 3/14/27 .... 8,272 8,200
L2784617.UP.FTS.B, 8.41%, 3/14/27 .... 16,785 16,640
L2782254.UP.FTS.B, 8.42%, 3/14/27 .... 6,305 6,262
L2782003.UP.FTS.B, 8.5%, 3/14/27 ..... 18,071 17,919
L2787246.UP.FTS.B, 8.5%, 3/14/27 ..... 1,971 1,954
FW2783606.UP.FTS.B, 8.52%, 3/14/27 ... 11,675 11,574
L2784591.UP.FTS.B, 8.72%, 3/14/27 .... 39,469 39,127
FW2780109.UP.FTS.B, 8.73%, 3/14/27 ... 11,829 11,731
L2789064.UP.FTS.B, 8.75%, 3/14/27 .... 15,666 15,531
L2789316.UP.FTS.B, 8.8%, 3/14/27 ..... 39,490 39,149
L2786540.UP.FTS.B, 8.81%, 3/14/27 .... 4,264 4,228
FW2782565.UP.FTS.B, 8.84%, 3/14/27 ... 11,848 11,746
L2789324.UP.FTS.B, 8.92%, 3/14/27 .... 8,342 8,285
L2783739.UP.FTS.B, 8.99%, 3/14/27 .... 6,632 6,576
L2785284.UP.FTS.B, 9.11%, 3/14/27 ..... 4,271 4,235
L2785081.UP.FTS.B, 9.13%, 3/14/27 .... 13,923 13,803
L2780310.UP.FTS.B, 9.24%, 3/14/27 .... 14,248 14,125
L2782105.UP.FTS.B, 9.39%, 3/14/27 .... 39,613 39,271
L2780047.UP.FTS.B, 9.4%, 3/14/27 ..... 21,144 20,969
L2780296.UP.FTS.B, 9.41%, 3/14/27 .... 25,511 25,292
L2786749.UP.FTS.B, 9.46%, 3/14/27 .... 8,481 8,408
FW2782447.UP.FTS.B, 9.67%, 3/14/27 ... 17,455 17,305
L2784348.UP.FTS.B, 9.7%, 3/14/27 ..... 6,639 6,583
FW2783021.UP.FTS.B, 9.72%, 3/14/27 ... 10,238 10,150
L2779827.UP.FTS.B, 9.72%, 3/14/27 .... 9,941 9,856
L2780798.UP.FTS.B, 9.77%, 3/14/27 .... 7,145 7,083
L2784962.UP.FTS.B, 9.82%, 3/14/27 .... 23,803 23,606
L2786875.UP.FTS.B, 9.85%, 3/14/27 .... 22,066 21,883
L2788004.UP.FTS.B, 9.9%, 3/14/27 ..... 15,889 15,752
FW2780201.UP.FTS.B, 9.94%, 3/14/27 ... 30,056 29,801
FW2781336.UP.FTS.B, 9.97%, 3/14/27 ... 10,335 10,265
FW2783844.UP.FTS.B, 10%, 3/14/27 .... 3,974 3,940
L2781395.UP.FTS.B, 10.07%, 3/14/27 .... 21,548 21,320
FW2780207.UP.FTS.B, 10.09%, 3/14/27 .. 7,158 7,082
L2789352.UP.FTS.B, 10.18%, 3/14/27 .... 10,342 10,233
L2785217.UP.FTS.B, 10.21%, 3/14/27 .... 22,472 22,235
FW2779711.UP.FTS.B, 10.28%, 3/14/27 .. 22,095 21,819
FW2780436.UP.FTS.B, 10.28%, 3/14/27 .. 4,696 4,656
L2784387.UP.FTS.B, 10.32%, 3/14/27 .... 21,019 20,797
L2785592.UP.FTS.B, 10.32%, 3/14/27 .... 13,535 13,392
L2782038.UP.FTS.B, 10.33%, 3/14/27 .... 39,809 39,468
FW2781353.UP.FTS.B, 10.54%, 3/14/27 .. 25,508 25,290
FW2781880.UP.FTS.B, 10.6%, 3/14/27 ... 16,745 16,568
L2781419.UP.FTS.B, 10.69%, 3/14/27 .... 4,201 574
L2780112.UP.FTS.B, 10.7%, 3/14/27 ..... 7,981 7,897
L2784328.UP.FTS.B, 10.71%, 3/14/27 .... 34,646 34,283
L2786415.UP.FTS.B, 10.79%, 3/14/27 .... 12,152 3,068

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2780382.UP.FTS.B, 10.8%, 3/14/27 ... $ 4,310 $ 4,265
FW2784241.UP.FTS.B, 10.82%, 3/14/27 .. 8,446 8,362
FW2783122.UP.FTS.B, 10.84%, 3/14/27 .. 3,193 3,160
L2785568.UP.FTS.B, 10.89%, 3/14/27 .... 8,544 8,454
L2785551.UP.FTS.B, 10.91%, 3/14/27 .... 9,345 9,246
FW2781725.UP.FTS.B, 11.04%, 3/14/27 .. 9,590 9,489
FW2786689.UP.FTS.B, 11.07%, 3/14/27 .. 2,638 2,610
L2787329.UP.FTS.B, 11.09%, 3/14/27 .... 2,798 2,768
L2786414.UP.FTS.B, 11.1%, 3/14/27 ..... 5,196 5,142
L2785769.UP.FTS.B, 11.11%, 3/14/27 .... 12,829 12,695
L2780313.UP.FTS.B, 11.15%, 3/14/27 .... 39,985 39,563
L2784551.UP.FTS.B, 11.17%, 3/14/27 .... 39,926 39,598
FW2790608.UP.FTS.B, 11.2%, 3/14/27 ... 5,983 5,924
L2782637.UP.FTS.B, 11.23%, 3/14/27 .... 8,000 7,931
L2786841.UP.FTS.B, 11.25%, 3/14/27 .... 8,001 7,916
FW2784513.UP.FTS.B, 11.29%, 3/14/27 .. 24,940 24,612
FW2783670.UP.FTS.B, 11.3%, 3/14/27 ... 8,006 7,922
FW2787754.UP.FTS.B, 11.35%, 3/14/27 .. 16,795 16,629
L2780596.UP.FTS.B, 11.42%, 3/14/27 .... 9,895 9,795
L2785637.UP.FTS.B, 11.46%, 3/14/27 .... 5,607 5,548
L2785144.UP.FTS.B, 11.47%, 3/14/27 .... 8,015 7,931
L2786029.UP.FTS.B, 11.5%, 3/14/27 ..... 3,203 3,171
L2784105.UP.FTS.B, 11.55%, 3/14/27 .... 12,020 11,893
L2781415.UP.FTS.B, 11.61%, 3/14/27 .... 8,713 628
FW2782127.UP.FTS.B, 11.62%, 3/14/27 .. 9,219 9,122
L2782114.UP.FTS.B, 11.62%, 3/14/27 .... 5,612 5,553
L2783581.UP.FTS.B, 11.64%, 3/14/27 .... 12,488 3,163
L2787996.UP.FTS.B, 11.64%, 3/14/27 .... 12,427 12,322
L2789734.UP.FTS.B, 11.68%, 3/14/27 .... 14,500 14,346
L2785328.UP.FTS.B, 11.77%, 3/14/27 .... 5,455 5,398
L2779976.UP.FTS.B, 11.78%, 3/14/27 .... 5,135 5,091
L2782264.UP.FTS.B, 11.8%, 3/14/27 ..... 5,216 5,161
L2781320.UP.FTS.B, 11.83%, 3/14/27 .... 24,236 23,981
L2782425.UP.FTS.B, 11.95%, 3/14/27 .... 6,030 5,967
L2784459.UP.FTS.B, 12.04%, 3/14/27 .... 5,945 5,882
L2784249.UP.FTS.B, 12.05%, 3/14/27 .... 28,042 27,763
L2779695.UP.FTS.B, 12.07%, 3/14/27 .... 19,284 19,081
L2786241.UP.FTS.B, 12.07%, 3/14/27 .... 20,087 19,876
L2781389.UP.FTS.B, 12.12%, 3/14/27 .... 16,074 15,905
L2785480.UP.FTS.B, 12.19%, 3/14/27 .... 14,403 14,259
L2783293.UP.FTS.B, 12.24%, 3/14/27 .... 12,063 11,936
L2781089.UP.FTS.B, 12.27%, 3/14/27 .... 4,263 4,218
L2781183.UP.FTS.B, 12.35%, 3/14/27 .... 29,064 28,761
FW2699067.UP.FTS.B, 12.38%, 3/14/27 .. 12,692 1,736
FW2781045.UP.FTS.B, 12.41%, 3/14/27 .. 5,950 5,892
L2789411.UP.FTS.B, 12.41%, 3/14/27 .... 6,039 5,976
L2785022.UP.FTS.B, 12.43%, 3/14/27 .... 16,100 15,963
L2789283.UP.FTS.B, 12.43%, 3/14/27 .... 16,493 16,330
L2783693.UP.FTS.B, 12.45%, 3/14/27 .... 5,152 5,098
L2784664.UP.FTS.B, 12.45%, 3/14/27 .... 8,695 8,604
L2782955.UP.FTS.B, 12.51%, 3/14/27 .... 12,885 12,750
L2784478.UP.FTS.B, 12.55%, 3/14/27 .... 4,350 4,304
L2781845.UP.FTS.B, 12.57%, 3/14/27 .... 15,809 14,844
FW2785689.UP.FTS.B, 12.59%, 3/14/27 .. 1,833 465
L2784205.UP.FTS.B, 12.6%, 3/14/27 .... 9,669 9,567
L2782900.UP.FTS.B, 12.63%, 3/14/27 .... 9,546 9,451
L2785749.UP.FTS.B, 12.65%, 3/14/27 .... 12,088 11,962
FW2785256.UP.FTS.B, 12.69%, 3/14/27 .. 39,048 38,647
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2786124.UP.FTS.B, 12.69%, 3/14/27 .. $ 7,658 $ 7,577
L2784017.UP.FTS.B, 12.7%, 3/14/27 .... 1,947 1,927
L2783427.UP.FTS.B, 12.77%, 3/14/27 .... 5,647 5,588
L2779872.UP.FTS.B, 12.82%, 3/14/27 .... 1,563 1,546
L2780197.UP.FTS.B, 12.84%, 3/14/27 .... 12,100 11,973
FW2784873.UP.FTS.B, 12.88%, 3/14/27 .. 12,443 12,313
FW2780429.UP.FTS.B, 12.96%, 3/14/27 .. 5,150 5,099
L2757291.UP.FTS.B, 12.97%, 3/14/27 .... 3,357 3,322
L2781348.UP.FTS.B, 12.98%, 3/14/27 .... 12,432 12,302
L2787912.UP.FTS.B, 12.99%, 3/14/27 .... 5,166 5,112
L2789648.UP.FTS.B, 12.99%, 3/14/27 .... 4,843 4,793
L2759372.UP.FTS.B, 13%, 3/14/27 ...... 40,367 39,945
L2782861.UP.FTS.B, 13%, 3/14/27 ...... 2,180 2,157
L2785427.UP.FTS.B, 13.01%, 3/14/27 .... 2,008 1,988
L2786071.UP.FTS.B, 13.02%, 3/14/27 .... 5,377 5,048
FW2779969.UP.FTS.B, 13.03%, 3/14/27 .. 8,074 7,990
L2785265.UP.FTS.B, 13.07%, 3/14/27 .... 3,473 3,436
L2789482.UP.FTS.B, 13.14%, 3/14/27 .... 15,350 15,190
L2763346.UP.FTS.B, 13.17%, 3/14/27 .... 2,667 2,639
L2781033.UP.FTS.B, 13.19%, 3/14/27 .... 6,947 6,851
L2789300.UP.FTS.B, 13.2%, 3/14/27 .... 10,467 10,363
L2783463.UP.FTS.B, 13.21%, 3/14/27 .... 8,648 8,575
L2785549.UP.FTS.B, 13.25%, 3/14/27 .... 5,428 5,374
L2785339.UP.FTS.B, 13.26%, 3/14/27 .... 10,509 10,399
FW2787932.UP.FTS.B, 13.27%, 3/14/27 .. 2,619 2,593
FW2775855.UP.FTS.B, 13.32%, 3/14/27 .. 40,402 40,004
L2789460.UP.FTS.B, 13.33%, 3/14/27 .... 14,577 14,425
FW2780715.UP.FTS.B, 13.35%, 3/14/27 .. 8,128 8,044
L2762745.UP.FTS.B, 13.39%, 3/14/27 .... 14,447 14,305
L2778828.UP.FTS.B, 13.39%, 3/14/27 .... 25,647 25,379
FW2785848.UP.FTS.B, 13.4%, 3/14/27 ... 10,193 10,086
FW2787165.UP.FTS.B, 13.47%, 3/14/27 .. 8,084 8,004
L2782603.UP.FTS.B, 13.49%, 3/14/27 .... 12,139 12,012
FW2789036.UP.FTS.B, 13.51%, 3/14/27 .. 20,640 20,424
L2780870.UP.FTS.B, 13.52%, 3/14/27 .... 3,378 3,344
L2785005.UP.FTS.B, 13.54%, 3/14/27 .... 12,142 12,016
L2778983.UP.FTS.B, 13.58%, 3/14/27 .... 7,775 7,694
FW2785775.UP.FTS.B, 13.59%, 3/14/27 .. 19,198 19,008
L2785594.UP.FTS.B, 13.62%, 3/14/27 .... 3,077 3,045
L2778942.UP.FTS.B, 13.72%, 3/14/27 .... 5,267 5,212
FW2789945.UP.FTS.B, 13.77%, 3/14/27 .. 6,889 6,818
L2784118.UP.FTS.B, 13.78%, 3/14/27 .... 19,607 19,410
L2785890.UP.FTS.B, 13.83%, 3/14/27 .... 10,458 10,349
L2782918.UP.FTS.B, 13.85%, 3/14/27 .... 3,730 3,691
L2785818.UP.FTS.B, 13.87%, 3/14/27 .... 5,595 5,537
FW2783338.UP.FTS.B, 13.88%, 3/14/27 .. 12,986 12,851
L2780785.UP.FTS.B, 13.88%, 3/14/27 .... 12,887 12,760
L2776854.UP.FTS.B, 13.89%, 3/14/27 .... 20,277 20,066
L2780968.UP.FTS.B, 13.89%, 3/14/27 .... 6,063 6,003
L2787639.UP.FTS.B, 13.93%, 3/14/27 .... 5,234 5,182
FW2781533.UP.FTS.B, 13.96%, 3/14/27 .. 20,686 20,470
L2784724.UP.FTS.B, 14.06%, 3/14/27 .... 21,832 21,605
L2785675.UP.FTS.B, 14.06%, 3/14/27 .... 5,640 5,584
FW2783613.UP.FTS.B, 14.08%, 3/14/27 .. 25,642 3,509
L2780420.UP.FTS.B, 14.17%, 3/14/27 .... 9,701 9,605
FW2784641.UP.FTS.B, 14.18%, 3/14/27 .. 12,932 12,804
FW2789366.UP.FTS.B, 14.19%, 3/14/27 .. 40,607 40,184
L2783211.UP.FTS.B, 14.21%, 3/14/27 .... 24,368 24,114

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2787992.UP.FTS.B, 14.22%, 3/14/27 .... $ 5,280 $ 5,225
FW2788869.UP.FTS.B, 14.25%, 3/14/27 .. 6,012 5,949
L2787570.UP.FTS.B, 14.25%, 3/14/27 .... 3,027 2,994
FW2789260.UP.FTS.B, 14.31%, 3/14/27 .. 17,309 17,129
L2783095.UP.FTS.B, 14.33%, 3/14/27 .... 2,192 2,170
FW2785433.UP.FTS.B, 14.35%, 3/14/27 .. 5,275 5,224
L2782210.UP.FTS.B, 14.35%, 3/14/27 .... 4,064 4,022
L2788746.UP.FTS.B, 14.35%, 3/14/27 .... 8,616 8,526
FW2787191.UP.FTS.B, 14.4%, 3/14/27 ... 24,585 24,335
FW2783492.UP.FTS.B, 14.41%, 3/14/27 .. 12,196 12,069
FW2790249.UP.FTS.B, 14.41%, 3/14/27 .. 5,995 5,935
FW2784749.UP.FTS.B, 14.42%, 3/14/27 .. 10,489 10,379
L2782049.UP.FTS.B, 14.43%, 3/14/27 .... 11,484 11,365
L2783057.UP.FTS.B, 14.44%, 3/14/27 .... 21,596 21,376
L2782438.UP.FTS.B, 14.45%, 3/14/27 .... 802 793
L2780531.UP.FTS.B, 14.47%, 3/14/27 .... 39,581 39,180
L2784886.UP.FTS.B, 14.47%, 3/14/27 .... 8,901 8,812
L2790181.UP.FTS.B, 14.49%, 3/14/27 .... 22,460 22,227
L2779895.UP.FTS.B, 14.52%, 3/14/27 .... 11,389 11,270
L2780675.UP.FTS.B, 14.56%, 3/14/27 .... 895 886
FW2780644.UP.FTS.B, 14.57%, 3/14/27 .. 2,034 2,013
L2780671.UP.FTS.B, 14.57%, 3/14/27 .... 19,773 19,567
L2787542.UP.FTS.B, 14.57%, 3/14/27 .... 8,387 8,301
FW2783925.UP.FTS.B, 14.6%, 3/14/27 ... 9,359 9,262
L2785260.UP.FTS.B, 14.63%, 3/14/27 .... 21,489 21,265
L2779917.UP.FTS.B, 14.65%, 3/14/27 .... 8,547 8,458
FW2790537.UP.FTS.B, 14.66%, 3/14/27 .. 20,350 20,139
L2779718.UP.FTS.B, 14.69%, 3/14/27 .... 16,368 16,200
FW2787310.UP.FTS.B, 14.7%, 3/14/27 ... 812 804
L2785114.UP.FTS.B, 14.72%, 3/14/27 .... 9,751 9,655
L2785570.UP.FTS.B, 14.73%, 3/14/27 .... 32,573 32,234
FW2785300.UP.FTS.B, 14.74%, 3/14/27 .. 40,717 40,293
L2784692.UP.FTS.B, 14.74%, 3/14/27 .... 5,700 5,641
L2783467.UP.FTS.B, 14.77%, 3/14/27 .... 8,720 8,630
L2781163.UP.FTS.B, 14.78%, 3/14/27 .... 6,578 6,513
L2780444.UP.FTS.B, 14.82%, 3/14/27 .... 21,544 21,324
L2783852.UP.FTS.B, 14.83%, 3/14/27 .... 4,869 4,821
L2788260.UP.FTS.B, 14.88%, 3/14/27 .... 3,504 3,467
L2788586.UP.FTS.B, 14.9%, 3/14/27 .... 2,038 2,017
L2784500.UP.FTS.B, 14.95%, 3/14/27 .... 4,402 4,356
L2790437.UP.FTS.B, 14.98%, 3/14/27 .... 20,382 20,170
FW2783542.UP.FTS.B, 14.99%, 3/14/27 .. 26,907 26,627
L2786162.UP.FTS.B, 15.01%, 3/14/27 .... 24,463 24,209
L2789724.UP.FTS.B, 15.01%, 3/14/27 .... 3,506 3,470
L2785803.UP.FTS.B, 15.06%, 3/14/27 .... 5,709 5,650
L2787981.UP.FTS.B, 15.07%, 3/14/27 .... 1,651 1,633
L2790024.UP.FTS.B, 15.07%, 3/14/27 .... 1,635 1,618
L2788608.UP.FTS.B, 15.09%, 3/14/27 .... 4,402 4,359
FW2781024.UP.FTS.B, 15.1%, 3/14/27 ... 4,732 4,682
FW2781451.UP.FTS.B, 15.12%, 3/14/27 .. 3,544 3,497
L2789351.UP.FTS.B, 15.12%, 3/14/27 .... 12,238 12,111
FW2779319.UP.FTS.B, 15.17%, 3/14/27 .. 1,551 1,530
FW2783642.UP.FTS.B, 15.18%, 3/14/27 .. 2,693 2,665
L2779837.UP.FTS.B, 15.19%, 3/14/27 .... 42,444 11,342
L2785487.UP.FTS.B, 15.19%, 3/14/27 .... 32,646 32,307
L2781288.UP.FTS.B, 15.2%, 3/14/27 .... 2,449 2,423
L2787335.UP.FTS.B, 15.22%, 3/14/27 .... 2,612 2,585
L2782134.UP.FTS.B, 15.23%, 3/14/27 .... 9,633 9,503
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2782167.UP.FTS.B, 15.28%, 3/14/27 .... $ 26,537 $ 26,262
L2782707.UP.FTS.B, 15.34%, 3/14/27 .... 34,855 34,493
L2786073.UP.FTS.B, 15.34%, 3/14/27 .... 34,712 34,351
L2782112.UP.FTS.B, 15.35%, 3/14/27 .... 742 733
FW2788688.UP.FTS.B, 15.38%, 3/14/27 .. 8,844 8,753
L2781912.UP.FTS.B, 15.44%, 3/14/27 .... 6,871 6,803
FW2785183.UP.FTS.B, 15.45%, 3/14/27 .. 16,360 16,191
FW2783726.UP.FTS.B, 15.47%, 3/14/27 .. 7,027 6,932
L2782475.UP.FTS.B, 15.49%, 3/14/27 .... 9,095 8,537
L2787379.UP.FTS.B, 15.51%, 3/14/27 .... 13,161 12,983
L2780102.UP.FTS.B, 15.53%, 3/14/27 .... 11,282 11,165
L2752868.UP.FTS.B, 15.54%, 3/14/27 .... 17,997 17,810
L2785752.UP.FTS.B, 15.55%, 3/14/27 .... 10,182 10,054
FW2783396.UP.FTS.B, 15.6%, 3/14/27 ... 16,098 15,919
FW2785292.UP.FTS.B, 15.63%, 3/14/27 .. 3,353 3,308
L2785384.UP.FTS.B, 15.63%, 3/14/27 .... 19,863 1,439
FW2781102.UP.FTS.B, 15.67%, 3/14/27 .. 21,909 21,636
L2779187.UP.FTS.B, 15.67%, 3/14/27 .... 26,097 25,745
L2781003.UP.FTS.B, 15.67%, 3/14/27 .... 16,900 16,728
FW2780435.UP.FTS.B, 15.71%, 3/14/27 .. 4,418 4,373
L2782787.UP.FTS.B, 15.71%, 3/14/27 .... 18,655 18,461
L2787103.UP.FTS.B, 15.71%, 3/14/27 .... 30,601 30,284
FW2780573.UP.FTS.B, 15.72%, 3/14/27 .. 6,942 6,517
FW2785320.UP.FTS.B, 15.73%, 3/14/27 .. 3,273 3,239
L2788269.UP.FTS.B, 15.76%, 3/14/27 .... 4,337 4,292
L2785537.UP.FTS.B, 15.78%, 3/14/27 .... 2,764 2,729
L2780255.UP.FTS.B, 15.79%, 3/14/27 .... 35,182 34,834
L2781597.UP.FTS.B, 15.79%, 3/14/27 .... 22,018 21,790
L2788017.UP.FTS.B, 15.83%, 3/14/27 .... 4,667 4,604
L2787854.UP.FTS.B, 15.85%, 3/14/27 .... 2,604 2,569
L2786790.UP.FTS.B, 15.86%, 3/14/27 .... 4,421 4,376
L2785504.UP.FTS.B, 15.88%, 3/14/27 .... 2,034 2,008
FW2720638.UP.FTS.B, 15.89%, 3/14/27 .. 16,467 16,248
FW2782452.UP.FTS.B, 15.89%, 3/14/27 .. 8,192 8,107
L2779778.UP.FTS.B, 15.94%, 3/14/27 .... 13,926 13,738
L2782963.UP.FTS.B, 15.98%, 3/14/27 .... 6,554 6,466
L2789937.UP.FTS.B, 15.99%, 3/14/27 .... 4,280 4,236
L2790390.UP.FTS.B, 15.99%, 3/14/27 .... 3,277 3,243
L2780035.UP.FTS.B, 16.03%, 3/14/27 .... 4,514 4,453
FW2789245.UP.FTS.B, 16.05%, 3/14/27 .. 7,386 1,977
L2781166.UP.FTS.B, 16.07%, 3/14/27 .... 8,770 8,652
L2782280.UP.FTS.B, 16.08%, 3/14/27 .... 11,097 10,983
FW2781445.UP.FTS.B, 16.12%, 3/14/27 .. 8,793 8,703
FW2789690.UP.FTS.B, 16.28%, 3/14/27 .. 22,119 1,599
L2780955.UP.FTS.B, 16.29%, 3/14/27 .... 4,431 4,385
L2779021.UP.FTS.B, 16.32%, 3/14/27 .... 5,744 5,666
L2783945.UP.FTS.B, 16.32%, 3/14/27 .... 8,271 8,187
L2784177.UP.FTS.B, 16.34%, 3/14/27 .... 5,252 5,181
FW2781186.UP.FTS.B, 16.35%, 3/14/27 .. 4,104 4,048
L2781334.UP.FTS.B, 16.44%, 3/14/27 .... 8,263 8,154
L2785542.UP.FTS.B, 16.46%, 3/14/27 .... 4,434 4,374
FW2787232.UP.FTS.B, 16.47%, 3/14/27 .. 2,874 2,835
L2788530.UP.FTS.B, 16.48%, 3/14/27 .... 20,544 20,268
L2781937.UP.FTS.B, 16.51%, 3/14/27 .... 9,862 9,761
L2785787.UP.FTS.B, 16.51%, 3/14/27 .... 3,990 3,950
L2781470.UP.FTS.B, 16.53%, 3/14/27 .... 9,432 9,338
FW2790130.UP.FTS.B, 16.54%, 3/14/27 .. 10,772 783
L2782699.UP.FTS.B, 16.54%, 3/14/27 .... 23,001 22,811

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2788921.UP.FTS.B, 16.56%, 3/14/27 .... $ 6,901 $ 6,829
L2783496.UP.FTS.B, 16.57%, 3/14/27 .... 9,288 9,192
L2784909.UP.FTS.B, 16.61%, 3/14/27 .... 3,597 3,551
L2781123.UP.FTS.B, 16.65%, 3/14/27 .... 8,175 8,094
FW2786140.UP.FTS.B, 16.66%, 3/14/27 .. 2,515 2,474
FW2788768.UP.FTS.B, 16.66%, 3/14/27 .. 16,849 16,675
L2781826.UP.FTS.B, 16.66%, 3/14/27 .... 1,973 1,952
L2785121.UP.FTS.B, 16.67%, 3/14/27 .... 22,637 21,248
L2783524.UP.FTS.B, 16.68%, 3/14/27 .... 8,796 8,677
L2786003.UP.FTS.B, 16.71%, 3/14/27 .... 2,713 2,676
L2782816.UP.FTS.B, 16.73%, 3/14/27 .... 5,382 5,311
FW2785133.UP.FTS.B, 16.75%, 3/14/27 .. 16,856 16,682
L2786728.UP.FTS.B, 16.78%, 3/14/27 .... 8,224 8,113
FW2782269.UP.FTS.B, 16.79%, 3/14/27 .. 3,513 3,478
L2783630.UP.FTS.B, 16.79%, 3/14/27 .... 22,650 22,347
L2790588.UP.FTS.B, 16.81%, 3/14/27 .... 3,290 3,256
FW2790218.UP.FTS.B, 16.82%, 3/14/27 .. 2,879 2,849
FW2783290.UP.FTS.B, 16.83%, 3/14/27 .. 6,253 6,188
FW2787453.UP.FTS.B, 16.84%, 3/14/27 .. 5,265 5,211
L2781471.UP.FTS.B, 16.84%, 3/14/27 .... 905 896
L2790374.UP.FTS.B, 16.87%, 3/14/27 .... 6,500 6,412
FW2783637.UP.FTS.B, 16.93%, 3/14/27 .. 6,674 6,268
L2782584.UP.FTS.B, 16.94%, 3/14/27 .... 14,208 13,333
L2780924.UP.FTS.B, 16.96%, 3/14/27 .... 5,737 5,665
L2783856.UP.FTS.B, 16.96%, 3/14/27 .... 3,210 3,167
L2783224.UP.FTS.B, 16.97%, 3/14/27 .... 3,328 3,280
L2781842.UP.FTS.B, 17.01%, 3/14/27 .... 6,175 6,092
FW2779871.UP.FTS.B, 17.03%, 3/14/27 .. 13,174 12,996
FW2781271.UP.FTS.B, 17.06%, 3/14/27 .. 6,259 6,174
L2787213.UP.FTS.B, 17.06%, 3/14/27 .... 37,798 37,408
L2782031.UP.FTS.B, 17.07%, 3/14/27 .... 12,370 12,204
L2780352.UP.FTS.B, 17.09%, 3/14/27 .... 8,237 8,127
L2780173.UP.FTS.B, 17.14%, 3/14/27 .... 134 132
FW2784298.UP.FTS.B, 17.15%, 3/14/27 .. 20,584 20,284
FW2780002.UP.FTS.B, 17.17%, 3/14/27 .. 2,476 2,443
L2788261.UP.FTS.B, 17.17%, 3/14/27 .... 1,071 1,060
L2780146.UP.FTS.B, 17.18%, 3/14/27 .... 3,100 831
FW2779719.UP.FTS.B, 17.2%, 3/14/27 ... 5,356 5,284
L2786112.UP.FTS.B, 17.23%, 3/14/27 .... 2,106 2,021
L2785657.UP.FTS.B, 17.24%, 3/14/27 .... 3,627 3,578
FW2785239.UP.FTS.B, 17.27%, 3/14/27 .. 2,457 2,426
FW2782814.UP.FTS.B, 17.3%, 3/14/27 ... 5,277 5,206
L2785928.UP.FTS.B, 17.3%, 3/14/27 .... 41,064 40,550
FW2780342.UP.FTS.B, 17.34%, 3/14/27 .. 9,648 700
L2781008.UP.FTS.B, 17.34%, 3/14/27 .... 6,105 6,042
L2783179.UP.FTS.B, 17.39%, 3/14/27 .... 7,423 7,305
L2783901.UP.FTS.B, 17.4%, 3/14/27 .... 13,032 12,825
L2780286.UP.FTS.B, 17.43%, 3/14/27 .... 15,673 15,462
L2785862.UP.FTS.B, 17.44%, 3/14/27 .... 32,997 32,658
L2790752.UP.FTS.B, 17.44%, 3/14/27 .... 3,624 3,469
FW2781874.UP.FTS.B, 17.45%, 3/14/27 .. 825 814
L2785327.UP.FTS.B, 17.54%, 3/14/27 .... 5,364 5,292
L2780295.UP.FTS.B, 17.55%, 3/14/27 .... 4,458 4,398
L2789286.UP.FTS.B, 17.58%, 3/14/27 .... 7,573 7,108
FW2780850.UP.FTS.B, 17.6%, 3/14/27 ... 12,384 12,217
FW2783200.UP.FTS.B, 17.6%, 3/14/27 ... 11,582 11,436
L2784632.UP.FTS.B, 17.63%, 3/14/27 .... 6,197 6,133
L2780580.UP.FTS.B, 17.7%, 3/14/27 .... 2,891 2,852
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2785162.UP.FTS.B, 17.72%, 3/14/27 .... $ 16,520 $ 16,257
L2789365.UP.FTS.B, 17.74%, 3/14/27 .... 36,537 2,647
L2780144.UP.FTS.B, 17.8%, 3/14/27 .... 13,577 13,397
FW2783998.UP.FTS.B, 17.89%, 3/14/27 .. 1,649 1,629
FW2784396.UP.FTS.B, 17.89%, 3/14/27 .. 3,224 3,173
FW2779862.UP.FTS.B, 17.93%, 3/14/27 .. 827 816
L2785495.UP.FTS.B, 17.96%, 3/14/27 .... 3,060 3,019
L2785895.UP.FTS.B, 17.97%, 3/14/27 .... 19,324 2,824
L2783820.UP.FTS.B, 17.99%, 3/14/27 .... 30,967 30,565
L2784843.UP.FTS.B, 18.02%, 3/14/27 .... 10,086 9,467
FW2781007.UP.FTS.B, 18.03%, 3/14/27 .. 8,668 1,231
L2780829.UP.FTS.B, 18.05%, 3/14/27 .... 7,942 7,835
FW2781770.UP.FTS.B, 18.09%, 3/14/27 .. 2,704 2,677
L2785717.UP.FTS.B, 18.12%, 3/14/27 .... 13,241 13,031
FW2771881.UP.FTS.B, 18.18%, 3/14/27 .. 4,139 4,073
FW2780394.UP.FTS.B, 18.18%, 3/14/27 .. 7,864 7,739
L2781185.UP.FTS.B, 18.2%, 3/14/27 ..... 3,229 3,178
L2762731.UP.FTS.B, 18.21%, 3/14/27 .... 5,381 5,326
L2785773.UP.FTS.B, 18.25%, 3/14/27 .... 11,180 11,030
L2786738.UP.FTS.B, 18.29%, 3/14/27 .... 1,804 1,777
L2784355.UP.FTS.B, 18.3%, 3/14/27 .... 2,568 2,533
L2781131.UP.FTS.B, 18.34%, 3/14/27 .... 8,698 8,609
L2781333.UP.FTS.B, 18.4%, 3/14/27 .... 14,477 14,253
L2782423.UP.FTS.B, 18.4%, 3/14/27 .... 10,856 10,710
L2789502.UP.FTS.B, 18.42%, 3/14/27 .... 30,765 30,432
L2781963.UP.FTS.B, 18.43%, 3/14/27 .... 9,033 8,890
L2789078.UP.FTS.B, 18.45%, 3/14/27 .... 3,232 3,181
FW2786891.UP.FTS.B, 18.46%, 3/14/27 .. 6,595 476
FW2783747.UP.FTS.B, 18.48%, 3/14/27 .. 4,144 4,078
FW2788462.UP.FTS.B, 18.48%, 3/14/27 .. 8,289 8,157
FW2780658.UP.FTS.B, 18.49%, 3/14/27 .. 12,728 12,560
L2761321.UP.FTS.B, 18.5%, 3/14/27 .... 2,337 2,300
L2779732.UP.FTS.B, 18.53%, 3/14/27 .... 8,540 8,404
L2788795.UP.FTS.B, 18.58%, 3/14/27 .... 8,294 8,232
L2785399.UP.FTS.B, 18.59%, 3/14/27 .... 12,714 12,487
L2789629.UP.FTS.B, 18.6%, 3/14/27 .... 4,561 4,489
L2780206.UP.FTS.B, 18.66%, 3/14/27 .... 8,297 8,165
L2789624.UP.FTS.B, 18.67%, 3/14/27 .... 13,275 13,096
FW2780229.UP.FTS.B, 18.68%, 3/14/27 .. 2,074 2,041
L2782895.UP.FTS.B, 18.68%, 3/14/27 .... 9,080 8,527
FW2782751.UP.FTS.B, 18.72%, 3/14/27 .. 8,299 8,167
FW2786391.UP.FTS.B, 18.72%, 3/14/27 .. 6,679 6,591
L2783944.UP.FTS.B, 18.73%, 3/14/27 .... 8,144 8,015
FW2784433.UP.FTS.B, 18.76%, 3/14/27 .. 5,693 5,619
L2783654.UP.FTS.B, 18.81%, 3/14/27 .... 10,798 10,631
L2784627.UP.FTS.B, 18.83%, 3/14/27 .... 8,267 8,150
L2782107.UP.FTS.B, 18.88%, 3/14/27 .... 9,135 8,990
L2781571.UP.FTS.B, 18.92%, 3/14/27 .... 9,053 8,910
L2782929.UP.FTS.B, 18.95%, 3/14/27 .... 1,956 1,928
FW2787024.UP.FTS.B, 19%, 3/14/27 .... 41,545 40,885
FW2790605.UP.FTS.B, 19.02%, 3/14/27 .. 26,509 26,238
L2781200.UP.FTS.B, 19.02%, 3/14/27 .... 8,678 1,256
FW2784575.UP.FTS.B, 19.03%, 3/14/27 .. 12,526 11,755
L2784145.UP.FTS.B, 19.03%, 3/14/27 .... 4,570 4,498
L2779673.UP.FTS.B, 19.08%, 3/14/27 .... 5,403 5,317
L2789238.UP.FTS.B, 19.09%, 3/14/27 .... 7,528 7,410
L2785730.UP.FTS.B, 19.13%, 3/14/27 .... 20,748 20,547
FW2754559.UP.FTS.B, 19.14%, 3/14/27 .. 20,786 20,507

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2787713.UP.FTS.B, 19.15%, 3/14/27 .. $ 7,184 $ 7,083
FW2780787.UP.FTS.B, 19.16%, 3/14/27 .. 11,641 11,456
FW2785207.UP.FTS.B, 19.16%, 3/14/27 .. 20,764 20,437
L2783530.UP.FTS.B, 19.22%, 3/14/27 .... 4,159 4,093
FW2779984.UP.FTS.B, 19.29%, 3/14/27 .. 6,696 6,597
L2779286.UP.FTS.B, 19.31%, 3/14/27 .... 4,993 4,913
L2780702.UP.FTS.B, 19.32%, 3/14/27 .... 18,842 5,220
L2785478.UP.FTS.B, 19.34%, 3/14/27 .... 41,611 40,950
FW2784356.UP.FTS.B, 19.36%, 3/14/27 .. 10,320 10,215
L2788944.UP.FTS.B, 19.36%, 3/14/27 .... 41,612 41,053
L2781072.UP.FTS.B, 19.38%, 3/14/27 .... 3,662 3,613
L2787510.UP.FTS.B, 19.38%, 3/14/27 .... 17,931 17,663
L2780753.UP.FTS.B, 19.39%, 3/14/27 .... 18,946 18,660
L2784108.UP.FTS.B, 19.4%, 3/14/27 .... 17,880 17,642
FW2779751.UP.FTS.B, 19.43%, 3/14/27 .. 3,330 3,277
L2785370.UP.FTS.B, 19.45%, 3/14/27 .... 18,150 17,862
FW2785518.UP.FTS.B, 19.46%, 3/14/27 .. 13,655 13,438
L2780125.UP.FTS.B, 19.47%, 3/14/27 .... 18,319 18,073
L2790127.UP.FTS.B, 19.48%, 3/14/27 .... 8,906 8,787
L2784624.UP.FTS.B, 19.51%, 3/14/27 .... 9,782 1,436
L2781083.UP.FTS.B, 19.56%, 3/14/27 .... 3,298 3,256
L2784181.UP.FTS.B, 19.58%, 3/14/27 .... 20,709 20,401
L2782824.UP.FTS.B, 19.61%, 3/14/27 .... 9,082 8,938
L2780902.UP.FTS.B, 19.63%, 3/14/27 .... 5,916 5,822
L2785354.UP.FTS.B, 19.65%, 3/14/27 .... 3,417 3,371
FW2780425.UP.FTS.B, 19.66%, 3/14/27 .. 12,500 12,333
FW2783399.UP.FTS.B, 19.68%, 3/14/27 .. 4,825 187
L2780913.UP.FTS.B, 19.68%, 3/14/27 .... 5,334 5,263
L2787013.UP.FTS.B, 19.7%, 3/14/27 .... 7,172 7,058
L2790185.UP.FTS.B, 19.71%, 3/14/27 .... 9,690 9,560
L2782557.UP.FTS.B, 19.73%, 3/14/27 .... 9,763 421
L2789528.UP.FTS.B, 19.75%, 3/14/27 .... 3,319 3,252
L2776323.UP.FTS.B, 19.76%, 3/14/27 .... 13,313 13,114
L2789061.UP.FTS.B, 19.78%, 3/14/27 .... 823 806
FW2786060.UP.FTS.B, 19.8%, 3/14/27 ... 3,349 3,144
L2784343.UP.FTS.B, 19.81%, 3/14/27 .... 4,170 4,103
L2785329.UP.FTS.B, 19.82%, 3/14/27 .... 208 205
L2780611.UP.FTS.B, 19.83%, 3/14/27 .... 7,256 7,141
FW2784189.UP.FTS.B, 19.91%, 3/14/27 .. 8,894 8,552
L2781737.UP.FTS.B, 19.91%, 3/14/27 .... 4,134 4,081
L2782045.UP.FTS.B, 19.92%, 3/14/27 .... 13,183 13,007
FW2781890.UP.FTS.B, 19.93%, 3/14/27 .. 9,850 713
L2782730.UP.FTS.B, 19.94%, 3/14/27 .... 8,344 8,211
L2784726.UP.FTS.B, 19.97%, 3/14/27 .... 13,687 13,585
L2785429.UP.FTS.B, 20%, 3/14/27 ...... 3,648 3,594
L2784927.UP.FTS.B, 20.04%, 3/14/27 .... 5,037 4,839
FW2785877.UP.FTS.B, 20.08%, 3/14/27 .. 4,425 4,366
FW2787084.UP.FTS.B, 20.12%, 3/14/27 .. 5,428 5,342
L2788756.UP.FTS.B, 20.13%, 3/14/27 .... 13,696 13,595
L2780471.UP.FTS.B, 20.16%, 3/14/27 .... 5,012 4,932
L2785428.UP.FTS.B, 20.21%, 3/14/27 .... 3,345 3,300
L2779074.UP.FTS.B, 20.27%, 3/14/27 .... 4,920 4,709
L2782852.UP.FTS.B, 20.32%, 3/14/27 .... 926 919
L2789071.UP.FTS.B, 20.34%, 3/14/27 .... 12,548 12,349
FW2780713.UP.FTS.B, 20.36%, 3/14/27 .. 14,545 14,314
L2790430.UP.FTS.B, 20.37%, 3/14/27 .... 16,873 16,654
L2781217.UP.FTS.B, 20.42%, 3/14/27 .... 10,833 10,765
L2782188.UP.FTS.B, 20.46%, 3/14/27 .... 12,147 12,062
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2789118.UP.FTS.B, 20.49%, 3/14/27 .... $ 12,481 $ 12,325
L2783485.UP.FTS.B, 20.5%, 3/14/27 .... 12,906 12,112
FW2783065.UP.FTS.B, 20.52%, 3/14/27 .. 3,706 3,680
L2779878.UP.FTS.B, 20.54%, 3/14/27 .... 11,713 11,594
L2788741.UP.FTS.B, 20.54%, 3/14/27 .... 4,685 4,611
FW2784389.UP.FTS.B, 20.56%, 3/14/27 .. 2,761 2,741
L2781714.UP.FTS.B, 20.56%, 3/14/27 .... 21,999 650
L2782942.UP.FTS.B, 20.56%, 3/14/27 .... 8,869 8,728
L2784645.UP.FTS.B, 20.66%, 3/14/27 .... 1,689 1,660
FW2785996.UP.FTS.B, 20.67%, 3/14/27 .. 4,520 4,449
FW2782809.UP.FTS.B, 20.69%, 3/14/27 .. 4,605 4,532
L2781794.UP.FTS.B, 20.69%, 3/14/27 .... 11,356 11,177
FW2781564.UP.FTS.B, 20.75%, 3/14/27 .. 2,764 2,720
FW2785244.UP.FTS.B, 20.75%, 3/14/27 .. 6,360 6,267
L2785821.UP.FTS.B, 20.75%, 3/14/27 .... 3,685 3,626
FW2785451.UP.FTS.B, 20.8%, 3/14/27 ... 22,912 22,558
FW2787933.UP.FTS.B, 20.81%, 3/14/27 .. 643 328
FW2780653.UP.FTS.B, 20.84%, 3/14/27 .. 9,158 9,022
L2786023.UP.FTS.B, 20.84%, 3/14/27 .... 5,864 5,821
L2786517.UP.FTS.B, 20.9%, 3/14/27 .... 13,680 13,463
L2790205.UP.FTS.B, 20.92%, 3/14/27 .... 1,425 1,402
FW2780991.UP.FTS.B, 20.95%, 3/14/27 .. 7,863 523
L2784917.UP.FTS.B, 20.96%, 3/14/27 .... 29,337 28,872
FW2789132.UP.FTS.B, 21%, 3/14/27 .... 7,209 7,095
L2780447.UP.FTS.B, 21.03%, 3/14/27 .... 3,150 3,109
FW2783376.UP.FTS.B, 21.04%, 3/14/27 .. 3,564 3,508
L2784285.UP.FTS.B, 21.04%, 3/14/27 .... 2,649 191
L2785009.UP.FTS.B, 21.06%, 3/14/27 .... 15,720 1,135
FW2783063.UP.FTS.B, 21.08%, 3/14/27 .. 8,387 8,253
L2785764.UP.FTS.B, 21.12%, 3/14/27 .... 7,103 7,010
L2762778.UP.FTS.B, 21.15%, 3/14/27 .... 5,033 4,953
L2783728.UP.FTS.B, 21.18%, 3/14/27 .... 2,769 2,725
L2778435.UP.FTS.B, 21.2%, 3/14/27 .... 1,846 1,817
FW2783359.UP.FTS.B, 21.23%, 3/14/27 .. 14,266 14,040
L2780075.UP.FTS.B, 21.23%, 3/14/27 .... 19,300 19,054
FW2780777.UP.FTS.B, 21.29%, 3/14/27 .. 2,772 2,728
L2780757.UP.FTS.B, 21.34%, 3/14/27 .... 1,427 1,417
FW2788633.UP.FTS.B, 21.36%, 3/14/27 .. 3,422 247
L2785878.UP.FTS.B, 21.36%, 3/14/27 .... 1,260 1,250
FW2781871.UP.FTS.B, 21.39%, 3/14/27 .. 9,136 8,994
FW2783027.UP.FTS.B, 21.39%, 3/14/27 .. 19,005 2,813
L2783471.UP.FTS.B, 21.41%, 3/14/27 .... 8,500 7,979
L2787046.UP.FTS.B, 21.46%, 3/14/27 .... 1,925 19
L2784388.UP.FTS.B, 21.47%, 3/14/27 .... 3,741 3,675
L2784444.UP.FTS.B, 21.47%, 3/14/27 .... 3,696 3,638
L2789869.UP.FTS.B, 21.53%, 3/14/27 .... 6,470 6,422
FW2789765.UP.FTS.B, 21.55%, 3/14/27 .. 17,043 16,141
FW2786256.UP.FTS.B, 21.58%, 3/14/27 .. 7,068 6,978
L2782008.UP.FTS.B, 21.58%, 3/14/27 .... 1,429 1,418
L2773530.UP.FTS.B, 21.6%, 3/14/27 .... 7,565 7,444
L2790163.UP.FTS.B, 21.62%, 3/14/27 .... 2,400 2,355
L2785432.UP.FTS.B, 21.63%, 3/14/27 .... 6,725 6,657
L2784140.UP.FTS.B, 21.67%, 3/14/27 .... 10,114 10,040
L2782992.UP.FTS.B, 21.68%, 3/14/27 .... 16,817 16,550
FW2785547.UP.FTS.B, 21.71%, 3/14/27 .. 6,559 6,493
FW2783166.UP.FTS.B, 21.74%, 3/14/27 .. 748 738
L2788222.UP.FTS.B, 21.74%, 3/14/27 .... 10,352 9,812
L2790540.UP.FTS.B, 21.79%, 3/14/27 .... 10,095 10,020

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2785656.UP.FTS.B, 21.86%, 3/14/27 .... $ 8,246 $ 8,185
FW2789308.UP.FTS.B, 21.87%, 3/14/27 .. 4,320 308
FW2784365.UP.FTS.B, 21.9%, 3/14/27 ... 926 919
L2781510.UP.FTS.B, 21.9%, 3/14/27 .... 4,048 3,881
FW2782801.UP.FTS.B, 21.92%, 3/14/27 .. 4,533 4,507
L2782578.UP.FTS.B, 21.93%, 3/14/27 .... 8,765 2,454
L2787728.UP.FTS.B, 21.93%, 3/14/27 .... 18,349 18,213
FW2780135.UP.FTS.B, 21.97%, 3/14/27 .. 9,177 9,109
FW2785285.UP.FTS.B, 22%, 3/14/27 .... 8,402 8,297
L2784561.UP.FTS.B, 22.05%, 3/14/27 .... 8,019 7,959
FW2784161.UP.FTS.B, 22.07%, 3/14/27 .. 5,002 4,697
FW2785552.UP.FTS.B, 22.13%, 3/14/27 .. 7,750 7,627
FW2781801.UP.FTS.B, 22.17%, 3/14/27 .. 4,687 26
L2783252.UP.FTS.B, 22.19%, 3/14/27 .... 3,637 3,614
L2785618.UP.FTS.B, 22.23%, 3/14/27 .... 19,215 19,072
L2779978.UP.FTS.B, 22.26%, 3/14/27 .... 4,451 98
L2783657.UP.FTS.B, 22.26%, 3/14/27 .... 9,187 9,042
L2785258.UP.FTS.B, 22.27%, 3/14/27 .... 23,686 23,510
L2780882.UP.FTS.B, 22.29%, 3/14/27 .... 7,756 7,698
L2784609.UP.FTS.B, 22.31%, 3/14/27 .... 5,396 5,324
L2780097.UP.FTS.B, 22.4%, 3/14/27 .... 4,869 4,840
L2781968.UP.FTS.B, 22.4%, 3/14/27 .... 8,434 8,371
L2780470.UP.FTS.B, 22.46%, 3/14/27 .... 4,218 4,187
L2784446.UP.FTS.B, 22.46%, 3/14/27 .... 3,741 3,692
L2780797.UP.FTS.B, 22.54%, 3/14/27 .... 5,063 5,026
L2786010.UP.FTS.B, 22.55%, 3/14/27 .... 18,585 18,398
FW2790759.UP.FTS.B, 22.58%, 3/14/27 .. 8,189 8,128
L2787644.UP.FTS.B, 22.58%, 3/14/27 .... 18,570 18,321
FW2784227.UP.FTS.B, 22.62%, 3/14/27 .. 3,208 3,184
FW2781920.UP.FTS.B, 22.63%, 3/14/27 .. 3,832 85
FW2786125.UP.FTS.B, 22.66%, 3/14/27 .. 18,237 18,101
FW2784685.UP.FTS.B, 22.67%, 3/14/27 .. 2,098 2,076
FW2784073.UP.FTS.B, 22.68%, 3/14/27 .. 16,692 4,648
L2783023.UP.FTS.B, 22.68%, 3/14/27 .... 5,923 5,853
FW2784182.UP.FTS.B, 22.7%, 3/14/27 ... 6,593 975
L2782562.UP.FTS.B, 22.7%, 3/14/27 .... 10,506 3,014
FW2777044.UP.FTS.B, 22.81%, 3/14/27 .. 3,333 3,288
FW2753534.UP.FTS.B, 22.82%, 3/14/27 .. 8,513 8,402
L2781656.UP.FTS.B, 22.82%, 3/14/27 .... 4,560 4,488
L2780837.UP.FTS.B, 22.86%, 3/14/27 .... 8,461 8,328
FW2786104.UP.FTS.B, 22.87%, 3/14/27 .. 3,297 3,125
FW2781557.UP.FTS.B, 22.9%, 3/14/27 ... 42,258 41,944
L2785473.UP.FTS.B, 22.94%, 3/14/27 .... 8,458 8,396
FW2782255.UP.FTS.B, 22.97%, 3/14/27 .. 8,143 8,084
FW2787840.UP.FTS.B, 22.97%, 3/14/27 .. 2,039 2,007
L2785540.UP.FTS.B, 22.99%, 3/14/27 .... 3,747 3,721
FW2784934.UP.FTS.B, 23%, 3/14/27 .... 17,925 17,792
L2779888.UP.FTS.B, 23%, 3/14/27 ...... 9,047 8,980
L2787316.UP.FTS.B, 23.04%, 3/14/27 .... 14,927 14,144
L2780183.UP.FTS.B, 23.06%, 3/14/27 .... 6,784 6,741
L2784662.UP.FTS.B, 23.09%, 3/14/27 .... 4,145 4,114
FW2780202.UP.FTS.B, 23.19%, 3/14/27 .. 4,694 1,310
L2761841.UP.FTS.B, 23.22%, 3/14/27 .... 8,463 8,350
L2784336.UP.FTS.B, 23.23%, 3/14/27 .... 10,156 10,081
L2784879.UP.FTS.B, 23.27%, 3/14/27 .... 23,875 23,697
L2760019.UP.FTS.B, 23.32%, 3/14/27 .... 2,118 2,084
L2783934.UP.FTS.B, 23.32%, 3/14/27 .... 9,747 9,676
L2782223.UP.FTS.B, 23.37%, 3/14/27 .... 6,351 6,250
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2784660.UP.FTS.B, 23.39%, 3/14/27 .. $ 10,769 $ 10,690
L2780091.UP.FTS.B, 23.39%, 3/14/27 .... 5,726 827
FW2788561.UP.FTS.B, 23.46%, 3/14/27 .. 6,862 6,811
FW2782011.UP.FTS.B, 23.47%, 3/14/27 .. 5,083 5,045
L2761176.UP.FTS.B, 23.49%, 3/14/27 .... 5,068 4,757
L2782909.UP.FTS.B, 23.52%, 3/14/27 .... 3,732 3,705
L2786831.UP.FTS.B, 23.53%, 3/14/27 .... 2,373 2,355
FW2783910.UP.FTS.B, 23.55%, 3/14/27 .. 826 813
L2785861.UP.FTS.B, 23.55%, 3/14/27 .... 1,510 1,488
L2781260.UP.FTS.B, 23.57%, 3/14/27 .... 3,093 3,070
FW2784430.UP.FTS.B, 23.6%, 3/14/27 ... 6,442 6,340
L2785160.UP.FTS.B, 23.61%, 3/14/27 .... 3,718 3,663
L2782694.UP.FTS.B, 23.62%, 3/14/27 .... 8,707 2,499
FW2780693.UP.FTS.B, 23.64%, 3/14/27 .. 1,440 1,429
FW2783416.UP.FTS.B, 23.69%, 3/14/27 .. 1,584 114
L2780981.UP.FTS.B, 23.73%, 3/14/27 .... 2,120 2,105
FW2782598.UP.FTS.B, 23.76%, 3/14/27 .. 3,732 3,704
FW2779943.UP.FTS.B, 23.77%, 3/14/27 .. 3,819 3,747
L2777367.UP.FTS.B, 23.84%, 3/14/27 .... 7,382 7,328
L2787821.UP.FTS.B, 23.85%, 3/14/27 .... 3,083 3,029
FW2781390.UP.FTS.B, 23.87%, 3/14/27 .. 2,801 2,780
L2782820.UP.FTS.B, 23.87%, 3/14/27 .... 1,130 1,121
L2780834.UP.FTS.B, 23.88%, 3/14/27 .... 3,602 3,576
L2755133.UP.FTS.B, 23.9%, 3/14/27 .... 9,251 9,182
L2779812.UP.FTS.B, 23.92%, 3/14/27 .... 6,367 1,794
L2782516.UP.FTS.B, 23.94%, 3/14/27 .... 6,366 6,265
FW2782245.UP.FTS.B, 23.97%, 3/14/27 .. 3,226 3,202
L2785033.UP.FTS.B, 23.98%, 3/14/27 .... 2,547 2,528
L2782059.UP.FTS.B, 23.99%, 3/14/27 .... 6,943 6,580
L2785483.UP.FTS.B, 24.04%, 3/14/27 .... 21,218 21,060
FW2783257.UP.FTS.B, 24.06%, 3/14/27 .. 2,960 2,943
FW2788985.UP.FTS.B, 24.06%, 3/14/27 .. 5,943 5,899
L2785874.UP.FTS.B, 24.08%, 3/14/27 .... 7,656 7,600
L2785916.UP.FTS.B, 24.17%, 3/14/27 .... 9,232 9,167
FW2783759.UP.FTS.B, 24.2%, 3/14/27 ... 1,970 33
FW2789810.UP.FTS.B, 24.24%, 3/14/27 .. 1,702 1,689
L2777858.UP.FTS.B, 24.24%, 3/14/27 .... 2,975 2,927
FW2786063.UP.FTS.B, 24.27%, 3/14/27 .. 13,393 3,879
L2780844.UP.FTS.B, 24.29%, 3/14/27 .... 1,275 1,266
FW2780840.UP.FTS.B, 24.31%, 3/14/27 .. 26,845 26,644
L2781049.UP.FTS.B, 24.35%, 3/14/27 .... 25,218 25,055
FW2785302.UP.FTS.B, 24.36%, 3/14/27 .. 6,655 6,607
L2782467.UP.FTS.B, 24.36%, 3/14/27 .... 15,306 15,192
FW2784019.UP.FTS.B, 24.41%, 3/14/27 .. 2,754 2,737
L2787675.UP.FTS.B, 24.41%, 3/14/27 .... 2,807 2,762
L2780368.UP.FTS.B, 24.46%, 3/14/27 .... 1,702 1,689
L2785189.UP.FTS.B, 24.51%, 3/14/27 .... 29,269 29,052
L2780976.UP.FTS.B, 24.53%, 3/14/27 .... 3,446 3,423
L2783176.UP.FTS.B, 24.55%, 3/14/27 .... 4,252 4,220
FW2784794.UP.FTS.B, 24.59%, 3/14/27 .. 3,405 3,380
L2789217.UP.FTS.B, 24.59%, 3/14/27 .... 5,107 5,069
L2785580.UP.FTS.B, 24.64%, 3/14/27 .... 906 65
FW2786154.UP.FTS.B, 24.69%, 3/14/27 .. 3,714 3,659
FW2784504.UP.FTS.B, 24.71%, 3/14/27 .. 3,747 3,719
L2790168.UP.FTS.B, 24.71%, 3/14/27 .... 3,183 3,137
L2763354.UP.FTS.B, 24.72%, 3/14/27 .... 8,572 8,512
L2780767.UP.FTS.B, 24.74%, 3/14/27 .... 3,231 3,212
FW2789200.UP.FTS.B, 24.76%, 3/14/27 .. 8,518 8,454

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2785834.UP.FTS.B, 24.76%, 3/14/27 .... $ 21,354 $ 21,199
FW2783832.UP.FTS.B, 24.77%, 3/14/27 .. 6,995 503
L2782914.UP.FTS.B, 24.81%, 3/14/27 .... 4,636 4,606
FW2785616.UP.FTS.B, 24.82%, 3/14/27 .. 4,089 4,059
L2781646.UP.FTS.B, 24.82%, 3/14/27 .... 1,385 99
L2785436.UP.FTS.B, 24.82%, 3/14/27 .... 1,193 1,184
FW2773993.UP.FTS.B, 24.86%, 3/14/27 .. 10,220 10,058
L2782406.UP.FTS.B, 24.86%, 3/14/27 .... 1,278 1,269
FW2785579.UP.FTS.B, 24.87%, 3/14/27 .. 1,387 1,377
L2780171.UP.FTS.B, 24.87%, 3/14/27 .... 770 755
L2780108.UP.FTS.B, 24.9%, 3/14/27 .... 1,013 1,006
L2786424.UP.FTS.B, 24.9%, 3/14/27 .... 2,752 198
FW2789519.UP.FTS.B, 24.91%, 3/14/27 .. 2,812 2,792
FW2787364.UP.FTS.B, 24.92%, 3/14/27 .. 4,688 4,653
L2784041.UP.FTS.B, 24.92%, 3/14/27 .... 4,961 1,426
L2783320.UP.FTS.B, 24.93%, 3/14/27 .... 1,705 1,692
L2789092.UP.FTS.B, 24.93%, 3/14/27 .... 41,762 41,452
FW2781259.UP.FTS.B, 24.94%, 3/14/27 .. 1,769 1,754
FW2786578.UP.FTS.B, 24.96%, 3/14/27 .. 3,751 3,723
L2781584.UP.FTS.B, 24.97%, 3/14/27 .... 1,542 1,531
FW2789180.UP.FTS.B, 24.98%, 3/14/27 .. 3,689 3,665
L2782113.UP.FTS.B, 24.98%, 3/14/27 .... 1,481 1,470
L2782951.UP.FTS.B, 24.98%, 3/14/27 .... 5,355 378
FW2785281.UP.FTS.B, 25%, 3/14/27 .... 1,961 1,946
L2782686.UP.FTS.B, 25%, 3/14/27 ...... 13,644 13,543
L2788674.UP.FTS.B, 25.02%, 3/14/27 .... 943 894
L2762758.UP.FTS.B, 25.04%, 3/14/27 .... 2,873 39
L2762807.UP.FTS.B, 25.04%, 3/14/27 .... 1,194 1,185
L2782211.UP.FTS.B, 25.12%, 3/14/27 .... 3,475 3,453
L2789388.UP.FTS.B, 25.13%, 3/14/27 .... 552 542
FW2786218.UP.FTS.B, 25.14%, 3/14/27 .. 6,909 6,858
L2781286.UP.FTS.B, 25.14%, 3/14/27 .... 2,986 2,963
L2771517.UP.FTS.B, 25.15%, 3/14/27 .... 950 67
L2785611.UP.FTS.B, 25.15%, 3/14/27 .... 966 139
FW2779775.UP.FTS.B, 25.16%, 3/14/27 .. 2,986 2,963
FW2780910.UP.FTS.B, 25.16%, 3/14/27 .. 6,400 6,353
FW2784065.UP.FTS.B, 25.17%, 3/14/27 .. 11,278 11,100
L2782121.UP.FTS.B, 25.17%, 3/14/27 .... 7,165 7,112
L2785652.UP.FTS.B, 25.17%, 3/14/27 .... 7,593 7,537
FW2783634.UP.FTS.B, 25.18%, 3/14/27 .. 6,741 6,699
FW2784381.UP.FTS.B, 25.18%, 3/14/27 .. 1,690 1,673
FW2782493.UP.FTS.B, 25.19%, 3/14/27 .. 1,879 1,865
L2783148.UP.FTS.B, 25.19%, 3/14/27 .... 4,722 326
L2783409.UP.FTS.B, 25.19%, 3/14/27 .... 4,767 4,735
L2784278.UP.FTS.B, 25.19%, 3/14/27 .... 1,109 1,101
FW2785903.UP.FTS.B, 25.2%, 3/14/27 ... 7,425 7,370
L2783822.UP.FTS.B, 25.2%, 3/14/27 .... 1,453 1,442
L2785715.UP.FTS.B, 25.22%, 3/14/27 .... 1,278 1,271
L2780085.UP.FTS.B, 25.23%, 3/14/27 .... 1,387 1,301
L2785508.UP.FTS.B, 25.24%, 3/14/27 .... 2,390 2,372
L2790763.UP.FTS.B, 25.24%, 3/14/27 .... 43,044 42,750
L2783094.UP.FTS.B, 25.25%, 3/14/27 .... 6,742 6,692
L2785846.UP.FTS.B, 25.26%, 3/14/27 .... 11,522 11,436
L2782384.UP.FTS.B, 25.27%, 3/14/27 .... 675 664
L2787770.UP.FTS.B, 25.27%, 3/14/27 .... 1,010 72
L2780354.UP.FTS.B, 25.29%, 3/14/27 .... 13,498 969
L2781929.UP.FTS.B, 25.3%, 3/14/27 .... 1,389 1,378
L2785136.UP.FTS.B, 25.3%, 3/14/27 .... 2,731 2,711
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2785844.UP.FTS.B, 25.3%, 3/14/27 .... $ 2,156 $ 27
L2786640.UP.FTS.B, 25.3%, 3/14/27 .... 3,856 3,705
FW2781846.UP.FTS.B, 25.31%, 3/14/27 .. 10,758 10,679
L2780766.UP.FTS.B, 25.31%, 3/14/27 .... 16,731 16,466
L2781289.UP.FTS.B, 25.32%, 3/14/27 .... 10,244 10,168
L2781668.UP.FTS.B, 25.32%, 3/14/27 .... 1,027 1,012
L2786994.UP.FTS.B, 25.32%, 3/14/27 .... 4,014 3,984
L2788135.UP.FTS.B, 25.32%, 3/14/27 .... 3,757 3,697
L2789685.UP.FTS.B, 25.32%, 3/14/27 .... 2,134 2,118
L2786111.UP.FTS.B, 25.33%, 3/14/27 .... 939 932
L2783030.UP.FTS.B, 25.34%, 3/14/27 .... 10,395 10,321
L2785122.UP.FTS.B, 25.34%, 3/14/27 .... 1,451 1,441
L2779712.UP.FTS.B, 25.35%, 3/14/27 .... 2,049 2,034
L2783282.UP.FTS.B, 25.35%, 3/14/27 .... 1,357 1,349
FW2784870.UP.FTS.B, 25.36%, 3/14/27 .. 6,574 6,525
L2758245.UP.FTS.B, 25.36%, 3/14/27 .... 5,496 5,400
L2783459.UP.FTS.B, 25.36%, 3/14/27 .... 3,928 3,898
L2782190.UP.FTS.B, 25.37%, 3/14/27 .... 1,039 150
L2788621.UP.FTS.B, 25.37%, 3/14/27 .... 5,567 832
L2779717.UP.FTS.B, 25.38%, 3/14/27 .... 1,366 1,356
L2786791.UP.FTS.B, 25.38%, 3/14/27 .... 972 964
L2787407.UP.FTS.B, 25.38%, 3/14/27 .... 3,074 3,051
L2780613.UP.FTS.B, 25.39%, 3/14/27 .... 5,636 5,594
L2781090.UP.FTS.B, 25.39%, 3/14/27 .... 1,453 1,442
L2782789.UP.FTS.B, 25.4%, 3/14/27 .... 3,475 243
L2780553.UP.FTS.B, 25.41%, 3/14/27 .... 1,281 1,271
L2784514.UP.FTS.B, 25.41%, 3/14/27 .... 1,196 1,187
L2788160.UP.FTS.B, 25.41%, 3/14/27 .... 3,181 39
FW2786974.UP.FTS.B, 25.42%, 3/14/27 .. 2,818 2,798
L2782753.UP.FTS.B, 25.44%, 3/14/27 .... 1,653 248
L2782792.UP.FTS.B, 25.44%, 3/14/27 .... 4,868 4,832
L2783659.UP.FTS.B, 25.44%, 3/14/27 .... 2,391 2,374
L2785196.UP.FTS.B, 25.44%, 3/14/27 .... 2,326 2,310
L2789341.UP.FTS.B, 25.44%, 3/14/27 .... 854 843
FW2781250.UP.FTS.B, 25.45%, 3/14/27 .. 2,136 2,120
L2782387.UP.FTS.B, 25.45%, 3/14/27 .... 5,271 374
L2789729.UP.FTS.B, 25.45%, 3/14/27 .... 1,025 1,017
L2762162.UP.FTS.B, 25.46%, 3/14/27 .... 873 865
L2775042.UP.FTS.B, 25.46%, 3/14/27 .... 1,150 1,141
L2780947.UP.FTS.B, 25.46%, 3/14/27 .... 11,531 11,446
L2781236.UP.FTS.B, 25.46%, 3/14/27 .... 1,537 1,526
L2789403.UP.FTS.B, 25.46%, 3/14/27 .... 854 848
L2779831.UP.FTS.B, 25.47%, 3/14/27 .... 742 104
L2781384.UP.FTS.B, 25.47%, 3/14/27 .... 1,818 129
L2783845.UP.FTS.B, 25.47%, 3/14/27 .... 5,853 5,813
FW2783798.UP.FTS.B, 25.48%, 3/14/27 .. 4,613 4,579
FW2785945.UP.FTS.B, 25.48%, 3/14/27 .. 2,308 2,291
L2789644.UP.FTS.B, 25.48%, 3/14/27 .... 7,094 7,041
L2781099.UP.FTS.B, 25.49%, 3/14/27 .... 1,708 1,696
L2783331.UP.FTS.B, 25.49%, 3/14/27 .... 12,799 12,603
L2781097.UP.FTS.B, 25.5%, 3/14/27 .... 1,809 1,797
L2781634.UP.FTS.B, 25.5%, 3/14/27 .... 10,068 120
L2782100.UP.FTS.B, 25.5%, 3/14/27 .... 2,034 144
L2783689.UP.FTS.B, 25.5%, 3/14/27 .... 8,426 8,370
L2785003.UP.FTS.B, 25.5%, 3/14/27 .... 8,133 2,352
L2787414.UP.FTS.B, 25.5%, 3/14/27 .... 1,420 410
L2782131.UP.FTS.B, 25.51%, 3/14/27 .... 15,036 14,924
L2783650.UP.FTS.B, 25.51%, 3/14/27 .... 2,821 2,800

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2785441.UP.FTS.B, 25.51%, 3/14/27 .... $ 3,246 $ 3,222
L2788040.UP.FTS.B, 25.51%, 3/14/27 .... 1,954 1,938
FW2785898.UP.FTS.B, 25.52%, 3/14/27 .. 2,822 2,801
FW2786678.UP.FTS.B, 25.53%, 3/14/27 .. 3,292 3,270
L2783105.UP.FTS.B, 25.53%, 3/14/27 .... 1,497 106
L2783570.UP.FTS.B, 25.53%, 3/14/27 .... 3,337 3,313
L2784004.UP.FTS.B, 25.53%, 3/14/27 .... 2,820 2,799
L2782017.UP.FTS.B, 25.54%, 3/14/27 .... 1,799 1,770
FW2779787.UP.FTS.B, 25.55%, 3/14/27 .. 11,107 11,025
FW2783441.UP.FTS.B, 25.55%, 3/14/27 .. 5,934 70
L2785828.UP.FTS.B, 25.55%, 3/14/27 .... 4,699 4,665
L2789121.UP.FTS.B, 25.56%, 3/14/27 .... 2,832 2,812
FW2784612.UP.FTS.B, 25.59%, 3/14/27 .. 37,607 35,610
FW2787136.UP.FTS.B, 25.59%, 3/14/27 .. 18,363 18,237
FW2779971.UP.FTS.B, 25.6%, 3/14/27 ... 19,902 5,732
FW2785182.UP.FTS.B, 25.6%, 3/14/27 ... 29,569 29,349
FW2788301.UP.FTS.B, 25.6%, 3/14/27 ... 4,607 4,574
L2779594.UP.FTS.B, 25.6%, 3/14/27 .... 3,076 3,054
L2783555.UP.FTS.B, 25.63%, 3/14/27 .... 2,773 2,751
L2781773.UP.FTS.B, 25.64%, 3/14/27 .... 4,773 4,735
L2782139.UP.FTS.B, 25.66%, 3/14/27 .... 19,299 1,375
L2789273.UP.FTS.B, 25.66%, 3/14/27 .... 2,909 2,863
L2779605.UP.FTS.B, 25.67%, 3/14/27 .... 1,453 1,442
FW2783690.UP.FTS.B, 25.69%, 3/14/27 .. 9,261 9,205
FW2787434.UP.FTS.B, 25.69%, 3/14/27 .. 3,420 3,394
FW2783763.UP.FTS.B, 25.71%, 3/14/27 .. 4,275 4,243
FW2779444.UP.FTS.B, 25.73%, 3/14/27 .. 4,276 4,244
FW2780847.UP.FTS.B, 25.74%, 3/14/27 .. 4,136 297
FW2780856.UP.FTS.B, 25.75%, 3/14/27 .. 17,516 17,385
FW2787230.UP.FTS.B, 25.75%, 3/14/27 .. 6,413 6,366
FW2782144.UP.FTS.B, 25.77%, 3/14/27 .. 2,309 2,292
FW2784068.UP.FTS.B, 25.78%, 3/14/27 .. 1,245 1,197
L2784093.UP.FTS.B, 25.79%, 3/14/27 .... 7,697 7,575
FW2785241.UP.FTS.B, 25.8%, 3/14/27 ... 13,239 13,151
FW2789673.UP.FTS.B, 25.81%, 3/14/27 .. 3,763 3,735
FW2785161.UP.FTS.B, 25.83%, 3/14/27 .. 8,500 8,449
FW2779937.UP.FTS.B, 25.86%, 3/14/27 .. 13,442 13,360
FW2785698.UP.FTS.B, 25.86%, 3/14/27 .. 10,266 10,190
L2780008.UP.FTS.B, 25.87%, 3/14/27 .... 5,391 5,351
L2781526.UP.FTS.B, 25.87%, 3/14/27 .... 4,620 4,585
L2780080.UP.FTS.B, 25.88%, 3/14/27 .... 8,127 8,067
FW2786039.UP.FTS.B, 25.89%, 3/14/27 .. 3,930 3,900
FW2789463.UP.FTS.B, 25.89%, 3/14/27 .. 7,444 7,389
FW2780770.UP.FTS.B, 25.9%, 3/14/27 ... 8,659 8,582
L2790291.UP.FTS.B, 25.9%, 3/14/27 .... 2,937 2,914
L2781244.UP.FTS.B, 25.96%, 3/14/27 .... 6,247 6,201
L2786958.UP.FTS.B, 25.96%, 3/14/27 .... 5,221 5,182
L2787560.UP.FTS.B, 25.96%, 3/14/27 .... 3,088 3,065
FW2790410.UP.FTS.B, 25.97%, 3/14/27 .. 2,140 2,124
L2780995.UP.FTS.B, 25.98%, 3/14/27 .... 11,811 11,724
L2788615.UP.FTS.B, 25.98%, 3/14/27 .... 3,852 3,823
FW2785920.UP.FTS.B, 26.05%, 3/14/27 .. 9,246 9,177
L2782923.UP.FTS.B, 26.05%, 3/14/27 .... 2,422 173
L2787985.UP.FTS.B, 26.07%, 3/14/27 .... 2,059 307
FW2789885.UP.FTS.B, 26.1%, 3/14/27 ... 7,492 7,439
L2782453.UP.FTS.B, 26.12%, 3/14/27 .... 8,050 7,990
FW2790587.UP.FTS.B, 26.13%, 3/14/27 .. 10,042 1,480
L2767489.UP.FTS.B, 26.15%, 3/14/27 .... 8,571 614
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2789391.UP.FTS.B, 26.18%, 3/14/27 .... $ 2,210 $ 2,196
FW2782503.UP.FTS.B, 26.19%, 3/14/27 .. 4,771 4,519
L2788594.UP.FTS.B, 26.26%, 3/14/27 .... 767 755
FW2781434.UP.FTS.B, 26.27%, 3/14/27 .. 34,276 33,732
FW2780132.UP.FTS.B, 26.28%, 3/14/27 .. 1,870 1,797
FW2784157.UP.FTS.B, 26.28%, 3/14/27 .. 38,315 38,035
L2787642.UP.FTS.B, 26.29%, 3/14/27 .... 2,314 2,297
FW2786626.UP.FTS.B, 26.35%, 3/14/27 .. 1,902 1,889
FW2781613.UP.FTS.B, 26.4%, 3/14/27 ... 2,908 2,891
L2783551.UP.FTS.B, 26.4%, 3/14/27 .... 7,287 7,233
FW2782469.UP.FTS.B, 26.41%, 3/14/27 .. 10,288 10,211
FW2740721.UP.FTS.B, 26.47%, 3/14/27 .. 2,744 2,724
FW2783423.UP.FTS.B, 26.53%, 3/14/27 .. 8,238 8,176
L2783137.UP.FTS.B, 26.54%, 3/14/27 .... 6,634 973
FW2782876.UP.FTS.B, 26.56%, 3/14/27 .. 8,579 8,515
FW2788390.UP.FTS.B, 26.61%, 3/14/27 .. 2,556 2,540
FW2782433.UP.FTS.B, 26.73%, 3/14/27 .. 4,635 4,601
FW2784337.UP.FTS.B, 26.73%, 3/14/27 .. 5,580 5,538
FW2782583.UP.FTS.B, 26.76%, 3/14/27 .. 4,139 4,108
FW2781640.UP.FTS.B, 26.82%, 3/14/27 .. 19,609 1,385
FW2781134.UP.FTS.B, 26.83%, 3/14/27 .. 4,877 4,837
FW2777326.UP.FTS.B, 26.85%, 3/14/27 .. 4,186 4,160
FW2783028.UP.FTS.B, 26.85%, 3/14/27 .. 9,018 8,951
FW2781537.UP.FTS.B, 26.89%, 3/14/27 .. 3,461 3,406
FW2779756.UP.FTS.B, 27.04%, 3/14/27 .. 4,641 4,607
FW2789531.UP.FTS.B, 27.05%, 3/14/27 .. 12,896 12,800
FW2787704.UP.FTS.B, 27.06%, 3/14/27 .. 1,720 1,707
FW2784913.UP.FTS.B, 27.1%, 3/14/27 ... 11,634 1,714
FW2785449.UP.FTS.B, 27.1%, 3/14/27 ... 8,597 8,533
FW2789171.UP.FTS.B, 27.1%, 3/14/27 ... 4,642 4,608
FW2781100.UP.FTS.B, 27.11%, 3/14/27 .. 2,808 2,783
FW2785546.UP.FTS.B, 27.15%, 3/14/27 .. 4,213 4,182
L2784086.UP.FTS.B, 27.19%, 3/14/27 .... 4,017 279
FW2789041.UP.FTS.B, 27.27%, 3/14/27 .. 4,574 4,543
FW2784994.UP.FTS.B, 27.31%, 3/14/27 .. 4,730 4,694
FW2782365.UP.FTS.B, 27.34%, 3/14/27 .. 4,311 4,280
FW2788518.UP.FTS.B, 27.34%, 3/14/27 .. 4,221 4,189
FW2780191.UP.FTS.B, 27.35%, 3/14/27 .. 3,818 3,792
L2782849.UP.FTS.B, 27.38%, 3/14/27 .... 4,131 4,100
FW2779746.UP.FTS.B, 27.4%, 3/14/27 ... 8,835 8,366
FW2781187.UP.FTS.B, 27.42%, 3/14/27 .. 2,399 2,384
FW2787946.UP.FTS.B, 27.42%, 3/14/27 .. 16,368 16,248
L2785536.UP.FTS.B, 27.43%, 3/14/27 .... 12,969 12,280
FW2781329.UP.FTS.B, 27.46%, 3/14/27 .. 2,152 2,136
FW2782057.UP.FTS.B, 27.48%, 3/14/27 .. 9,384 9,314
FW2780427.UP.FTS.B, 27.49%, 3/14/27 .. 2,583 2,564
FW2780043.UP.FTS.B, 27.53%, 3/14/27 .. 1,717 1,700
FW2780514.UP.FTS.B, 27.64%, 3/14/27 .. 4,738 4,703
FW2780278.UP.FTS.B, 27.7%, 3/14/27 ... 27,858 27,446
FW2783812.UP.FTS.B, 27.72%, 3/14/27 .. 4,608 4,579
FW2784987.UP.FTS.B, 27.75%, 3/14/27 .. 13,961 13,857
FW2787204.UP.FTS.B, 27.75%, 3/14/27 .. 32,028 31,788
FW2786682.UP.FTS.B, 27.8%, 3/14/27 ... 32,801 32,616
FW2782891.UP.FTS.B, 27.85%, 3/14/27 .. 8,271 7,840
FW2783303.UP.FTS.B, 27.89%, 3/14/27 .. 8,565 8,512
L2786514.UP.FTS.B, 27.96%, 3/14/27 .... 1,874 1,862
FW2786087.UP.FTS.B, 27.98%, 3/14/27 .. 3,114 3,088
FW2784087.UP.FTS.B, 27.99%, 3/14/27 .. 2,608 2,590

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2783828.UP.FTS.B, 28%, 3/14/27 .... $ 6,903 $ 6,852
FW2786129.UP.FTS.B, 28%, 3/14/27 .... 4,281 4,255
FW2788420.UP.FTS.B, 28.03%, 3/14/27 .. 5,608 5,566
FW2785385.UP.FTS.B, 28.06%, 3/14/27 .. 6,644 6,595
FW2780403.UP.FTS.B, 28.18%, 3/14/27 .. 4,151 4,121
FW2784340.UP.FTS.B, 28.27%, 3/14/27 .. 3,058 215
FW2781578.UP.FTS.B, 28.33%, 3/14/27 .. 12,265 12,174
FW2789642.UP.FTS.B, 28.34%, 3/14/27 .. 8,637 8,573
FW2781808.UP.FTS.B, 28.36%, 3/14/27 .. 9,478 9,424
FW2781950.UP.FTS.B, 28.45%, 3/14/27 .. 6,049 6,004
FW2784111.UP.FTS.B, 28.45%, 3/14/27 .. 5,187 5,149
FW2781108.UP.FTS.B, 28.46%, 3/14/27 .. 3,230 3,208
FW2781674.UP.FTS.B, 28.51%, 3/14/27 .. 5,618 5,576
FW2786004.UP.FTS.B, 28.57%, 3/14/27 .. 10,205 1,500
FW2781987.UP.FTS.B, 28.61%, 3/14/27 .. 19,022 18,881
FW2786144.UP.FTS.B, 28.61%, 3/14/27 .. 1,795 1,783
FW2790351.UP.FTS.B, 28.63%, 3/14/27 .. 4,474 4,239
FW2788124.UP.FTS.B, 28.64%, 3/14/27 .. 8,525 8,465
L2788699.UP.FTS.B, 28.65%, 3/14/27 .... 5,708 5,666
FW2749985.UP.FTS.B, 28.71%, 3/14/27 .. 1,903 1,889
FW2780226.UP.FTS.B, 28.72%, 3/14/27 .. 6,487 6,439
FW2787016.UP.FTS.B, 28.75%, 3/14/27 .. 12,977 12,880
FW2786938.UP.FTS.B, 28.76%, 3/14/27 .. 2,422 2,404
FW2787789.UP.FTS.B, 28.76%, 3/14/27 .. 1,254 1,217
FW2785517.UP.FTS.B, 28.82%, 3/14/27 .. 18,935 18,806
FW2780172.UP.FTS.B, 28.83%, 3/14/27 .. 1,731 1,718
FW2784893.UP.FTS.B, 28.85%, 3/14/27 .. 9,433 9,363
FW2783497.UP.FTS.B, 28.87%, 3/14/27 .. 3,607 544
FW2784865.UP.FTS.B, 28.89%, 3/14/27 .. 942 936
FW2785593.UP.FTS.B, 28.9%, 3/14/27 ... 7,344 7,295
FW2789750.UP.FTS.B, 28.92%, 3/14/27 .. 3,585 527
FW2787416.UP.FTS.B, 28.94%, 3/14/27 .. 1,125 1,117
FW2783990.UP.FTS.B, 28.98%, 3/14/27 .. 3,242 229
FW2789827.UP.FTS.B, 29.03%, 3/14/27 .. 3,009 2,990
FW2781279.UP.FTS.B, 29.08%, 3/14/27 .. 3,116 221
FW2784282.UP.FTS.B, 29.08%, 3/14/27 .. 6,504 6,458
FW2781080.UP.FTS.B, 29.1%, 3/14/27 ... 1,561 109
FW2783840.UP.FTS.B, 29.11%, 3/14/27 .. 17,642 1,253
FW2782994.UP.FTS.B, 29.14%, 3/14/27 .. 3,366 3,341
FW2783889.UP.FTS.B, 29.18%, 3/14/27 .. 3,958 583
FW2779355.UP.FTS.B, 29.22%, 3/14/27 .. 5,050 5,014
FW2781786.UP.FTS.B, 29.22%, 3/14/27 .. 1,647 1,634
FW2784027.UP.FTS.B, 29.23%, 3/14/27 .. 13,239 13,162
FW2781563.UP.FTS.B, 29.25%, 3/14/27 .. 867 860
FW2783263.UP.FTS.B, 29.25%, 3/14/27 .. 8,060 8,001
FW2779918.UP.FTS.B, 29.26%, 3/14/27 .. 6,067 6,022
FW2785470.UP.FTS.B, 29.28%, 3/14/27 .. 7,975 7,915
FW2781164.UP.FTS.B, 29.32%, 3/14/27 .. 12,158 12,050
FW2787118.UP.FTS.B, 29.41%, 3/14/27 .. 2,515 2,496
FW2779974.UP.FTS.B, 29.47%, 3/14/27 .. 3,383 3,358
FW2787970.UP.FTS.B, 29.51%, 3/14/27 .. 4,912 (11)
FW2788427.UP.FTS.B, 29.53%, 3/14/27 .. 6,489 95
FW2779230.UP.FTS.B, 29.54%, 3/14/27 .. 8,676 8,612
FW2785701.UP.FTS.B, 29.6%, 3/14/27 ... 1,822 1,809
FW2780605.UP.FTS.B, 29.61%, 3/14/27 .. 868 861
FW2786457.UP.FTS.B, 29.64%, 3/14/27 .. 4,547 (13)
FW2788443.UP.FTS.B, 29.76%, 3/14/27 .. 1,803 1,707
FW2773545.UP.FTS.B, 29.8%, 3/14/27 ... 1,809 1,789
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2785457.UP.FTS.B, 29.81%, 3/14/27 .. $ 3,803 $ 266
FW2783287.UP.FTS.B, 29.91%, 3/14/27 .. 4,342 4,309
FW2782094.UP.FTS.B, 29.97%, 3/14/27 .. 8,998 1,321
FW2783229.UP.FTS.B, 29.98%, 3/14/27 .. 10,428 10,351
FW2789655.UP.FTS.B, 29.98%, 3/14/27 .. 13,036 12,939
FW2788528.UP.FTS.B, 30.04%, 3/14/27 .. 17,383 17,254
FW2789631.UP.FTS.B, 30.08%, 3/14/27 .. 4,022 3,993
FW2788067.UP.FTS.B, 30.09%, 3/14/27 .. 5,361 5,328
FW2787874.UP.FTS.B, 30.13%, 3/14/27 .. 979 284
FW2788950.UP.FTS.B, 30.14%, 3/14/27 .. 10,166 10,096
FW2781683.UP.FTS.B, 30.16%, 3/14/27 .. 4,021 593
FW2784092.UP.FTS.B, 30.18%, 3/14/27 .. 2,324 162
FW2788570.UP.FTS.B, 30.2%, 3/14/27 ... 7,219 7,165
FW2781612.UP.FTS.B, 30.26%, 3/14/27 .. 957 950
FW2750613.UP.FTS.B, 30.29%, 3/14/27 .. 920 64
FW2786929.UP.FTS.B, 30.3%, 3/14/27 ... 8,728 8,665
FW2781150.UP.FTS.B, 30.31%, 3/14/27 .. 2,824 (15)
FW2782935.UP.FTS.B, 30.31%, 3/14/27 .. 6,891 6,848
FW2785389.UP.FTS.B, 30.36%, 3/14/27 .. 3,936 3,909
FW2790079.UP.FTS.B, 30.37%, 3/14/27 .. 5,522 385
FW2785341.UP.FTS.B, 30.39%, 3/14/27 .. 978 (25)
FW2783523.UP.FTS.B, 30.41%, 3/14/27 .. 4,155 4,115
FW2781702.UP.FTS.B, 30.46%, 3/14/27 .. 5,136 5,098
FW2790314.UP.FTS.B, 30.48%, 3/14/27 .. 9,276 9,209
FW2788285.UP.FTS.B, 30.5%, 3/14/27 ... 2,379 2,254
FW2780158.UP.FTS.B, 30.52%, 3/14/27 .. 1,564 1,555
FW2780987.UP.FTS.B, 30.55%, 3/14/27 .. 954 926
FW2780499.UP.FTS.B, 30.57%, 3/14/27 .. 1,485 1,474
FW2789619.UP.FTS.B, 30.58%, 3/14/27 .. 1,426 414
FW2781411.UP.FTS.B, 30.59%, 3/14/27 .. 788 780
FW2789370.UP.FTS.B, 30.6%, 3/14/27 ... 3,919 3,890
FW2781547.UP.FTS.B, 30.61%, 3/14/27 .. 938 65
FW2785934.UP.FTS.B, 30.61%, 3/14/27 .. 15,939 15,820
FW2789252.UP.FTS.B, 30.65%, 3/14/27 .. 17,422 17,293
FW2785351.UP.FTS.B, 30.67%, 3/14/27 .. 1,394 1,384
FW2780952.UP.FTS.B, 30.68%, 3/14/27 .. 871 865
FW2787603.UP.FTS.B, 30.68%, 3/14/27 .. 941 935
FW2781585.UP.FTS.B, 30.69%, 3/14/27 .. 1,126 78
FW2785631.UP.FTS.B, 30.69%, 3/14/27 .. 1,743 1,730
FW2790266.UP.FTS.B, 30.72%, 3/14/27 .. 487 479
FW2783504.UP.FTS.B, 30.73%, 3/14/27 .. 2,963 2,941
FW2786209.UP.FTS.B, 30.73%, 3/14/27 .. 1,220 1,211
FW2783660.UP.FTS.B, 30.79%, 3/14/27 .. 2,266 2,249
FW2780019.UP.FTS.B, 30.81%, 3/14/27 .. 1,233 1,225
FW2785523.UP.FTS.B, 30.83%, 3/14/27 .. 3,189 3,165
FW2785601.UP.FTS.B, 30.83%, 3/14/27 .. 2,066 144
FW2779868.UP.FTS.B, 30.84%, 3/14/27 .. 1,309 1,288
FW2784190.UP.FTS.B, 30.84%, 3/14/27 .. 1,404 1,392
FW2781128.UP.FTS.B, 30.87%, 3/14/27 .. 1,917 1,903
FW2781941.UP.FTS.B, 30.87%, 3/14/27 .. 1,569 1,558
FW2783995.UP.FTS.B, 30.88%, 3/14/27 .. 3,196 471
FW2782574.UP.FTS.B, 30.89%, 3/14/27 .. 9,162 638
FW2789947.UP.FTS.B, 30.89%, 3/14/27 .. 3,427 3,395
FW2790078.UP.FTS.B, 30.9%, 3/14/27 ... 2,441 2,423
FW2777774.UP.FTS.B, 30.91%, 3/14/27 .. 1,163 1,102
FW2783182.UP.FTS.B, 30.92%, 3/14/27 .. 1,046 1,039
FW2784494.UP.FTS.B, 30.92%, 3/14/27 .. 1,483 1,472
FW2790293.UP.FTS.B, 30.94%, 3/14/27 .. 2,355 2,337

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2783246.UP.FTS.B, 30.95%, 3/14/27 .. $ 1,308 $ 1,298
FW2784380.UP.FTS.B, 30.95%, 3/14/27 .. 959 952
FW2782248.UP.FTS.B, 30.97%, 3/14/27 .. 2,415 2,401
FW2782268.UP.FTS.B, 30.97%, 3/14/27 .. 998 987
FW2785963.UP.FTS.B, 30.97%, 3/14/27 .. 10,030 9,955
FW2786330.UP.FTS.B, 30.97%, 3/14/27 .. 16,744 16,620
FW2783531.UP.FTS.B, 30.98%, 3/14/27 .. 8,821 8,760
FW2783734.UP.FTS.B, 30.98%, 3/14/27 .. 1,919 1,905
FW2784675.UP.FTS.B, 30.98%, 3/14/27 .. 1,832 1,818
FW2785442.UP.FTS.B, 30.98%, 3/14/27 .. 1,106 77
FW2786195.UP.FTS.B, 30.98%, 3/14/27 .. 1,047 1,039
FW2782332.UP.FTS.B, 30.99%, 3/14/27 .. 1,477 1,468
FW2786754.UP.FTS.B, 30.99%, 3/14/27 .. 1,483 1,472
FW2779939.UP.FTS.B, 31%, 3/14/27 .... 712 701
FW2783509.UP.FTS.B, 31.03%, 3/14/27 .. 5,409 793
FW2784679.UP.FTS.B, 31.03%, 3/14/27 .. 1,996 578
FW2782870.UP.FTS.B, 31.04%, 3/14/27 .. 1,027 1,014
FW2787376.UP.FTS.B, 31.04%, 3/14/27 .. 2,300 2,284
FW2787448.UP.FTS.B, 31.05%, 3/14/27 .. 1,134 1,126
FW2784370.UP.FTS.B, 31.06%, 3/14/27 .. 8,292 7,856
FW2790081.UP.FTS.B, 31.07%, 3/14/27 .. 1,134 1,126
FW2782355.UP.FTS.B, 31.08%, 3/14/27 .. 1,730 1,719
FW2785866.UP.FTS.B, 31.08%, 3/14/27 .. 1,047 1,039
FW2787532.UP.FTS.B, 31.09%, 3/14/27 .. 969 962
FW2787940.UP.FTS.B, 31.09%, 3/14/27 .. 7,237 6,852
FW2788577.UP.FTS.B, 31.09%, 3/14/27 .. 1,941 1,839
FW2780732.UP.FTS.B, 31.1%, 3/14/27 ... 2,697 191
FW2788870.UP.FTS.B, 31.1%, 3/14/27 ... 5,165 5,131
FW2785064.UP.FTS.B, 31.11%, 3/14/27 .. 1,047 1,039
FW2781136.UP.FTS.B, 31.12%, 3/14/27 .. 3,316 3,291
FW2786131.UP.FTS.B, 31.12%, 3/14/27 .. 2,096 308
FW2789294.UP.FTS.B, 31.12%, 3/14/27 .. 4,012 3,982
FW2784127.UP.FTS.B, 31.13%, 3/14/27 .. 2,402 2,368
FW2781681.UP.FTS.B, 31.14%, 3/14/27 .. 1,134 1,126
FW2787239.UP.FTS.B, 31.14%, 3/14/27 .. 4,015 3,985
FW2788705.UP.FTS.B, 31.14%, 3/14/27 .. 3,833 555
FW2780167.UP.FTS.B, 31.15%, 3/14/27 .. 4,200 (34)
FW2781895.UP.FTS.B, 31.15%, 3/14/27 .. 1,663 1,651
FW2782102.UP.FTS.B, 31.15%, 3/14/27 .. 1,198 83
FW2782284.UP.FTS.B, 31.15%, 3/14/27 .. 3,856 3,829
FW2787162.UP.FTS.B, 31.15%, 3/14/27 .. 2,968 2,946
FW2780763.UP.FTS.B, 31.16%, 3/14/27 .. 1,571 1,559
FW2782887.UP.FTS.B, 31.16%, 3/14/27 .. 6,177 5,857
FW2787568.UP.FTS.B, 31.16%, 3/14/27 .. 893 260
FW2780136.UP.FTS.B, 31.17%, 3/14/27 .. 1,644 (14)
FW2781751.UP.FTS.B, 31.17%, 3/14/27 .. 502 35
FW2789715.UP.FTS.B, 31.18%, 3/14/27 .. 1,875 1,776
FW2782023.UP.FTS.B, 31.19%, 3/14/27 .. 2,007 1,992
FW2782700.UP.FTS.B, 31.19%, 3/14/27 .. 5,205 (43)
FW2785357.UP.FTS.B, 31.21%, 3/14/27 .. 2,793 2,772
FW2787102.UP.FTS.B, 31.21%, 3/14/27 .. 4,190 4,159
FW2781077.UP.FTS.B, 31.22%, 3/14/27 .. 960 953
FW2774568.UP.FTS.B, 31.23%, 3/14/27 .. 803 (26)
FW2783270.UP.FTS.B, 31.23%, 3/14/27 .. 17,637 17,499
FW2783557.UP.FTS.B, 31.23%, 3/14/27 .. 3,264 3,241
FW2782281.UP.FTS.B, 31.24%, 3/14/27 .. 2,687 2,661
FW2789907.UP.FTS.B, 31.24%, 3/14/27 .. 1,056 1,040
FW2783300.UP.FTS.B, 31.25%, 3/14/27 .. 2,184 2,167
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2785509.UP.FTS.B, 31.25%, 3/14/27 .. $ 3,017 $ 2,997
FW2785558.UP.FTS.B, 31.27%, 3/14/27 .. 3,667 3,640
FW2779996.UP.FTS.B, 31.38%, 3/14/27 .. 3,027 3,007
FW2784473.UP.FTS.B, 31.45%, 3/14/27 .. 2,363 2,345
FW2781466.UP.FTS.B, 31.46%, 3/14/27 .. 1,485 1,474
FW2787620.UP.FTS.B, 31.48%, 3/14/27 .. 15,630 (146)
FW2785379.UP.FTS.B, 31.49%, 3/14/27 .. 25,693 7,505
FW2784706.UP.FTS.B, 31.51%, 3/14/27 .. 4,282 4,250
FW2780027.UP.FTS.B, 31.52%, 3/14/27 .. 2,623 2,604
FW2789305.UP.FTS.B, 31.55%, 3/14/27 .. 4,541 4,305
FW2780410.UP.FTS.B, 31.7%, 3/14/27 ... 5,689 401
FW2780093.UP.FTS.B, 31.72%, 3/14/27 .. 2,275 2,258
FW2781284.UP.FTS.B, 31.75%, 3/14/27 .. 2,974 2,952
FW2781775.UP.FTS.B, 31.79%, 3/14/27 .. 4,985 4,949
FW2785751.UP.FTS.B, 31.86%, 3/14/27 .. 1,750 1,737
FW2780155.UP.FTS.B, 31.91%, 3/14/27 .. 2,188 2,171
FW2789903.UP.FTS.B, 31.92%, 3/14/27 .. 4,299 4,076
FW2783916.UP.FTS.B, 31.93%, 3/14/27 .. 2,975 2,953
FW2781715.UP.FTS.B, 32.21%, 3/14/27 .. 5,257 770
FW2790669.UP.FTS.B, 32.4%, 3/14/27 ... 4,646 4,611
FW2781161.UP.FTS.B, 32.42%, 3/14/27 .. 5,971 5,925
FW2784631.UP.FTS.B, 32.84%, 3/14/27 .. 1,317 1,307
FW2788557.UP.FTS.B, 32.99%, 3/14/27 .. 1,027 1,019
FW2783388.UP.FTS.B, 33.44%, 3/14/27 .. 1,589 111
FW2789113.UP.FTS.B, 34.45%, 3/14/27 .. 11,806 (335)
L2780893.UP.FTS.B, 12.86%, 3/15/27 .... 802 794
L2782604.UP.FTS.B, 22.2%, 3/15/27 .... 5,481 5,401
L2785227.UP.FTS.B, 17.43%, 3/16/27 .... 24,028 23,731
L2780204.UP.FTS.B, 20.34%, 3/17/27 .... 8,361 8,240
FW2779874.UP.FTS.B, 16.55%, 3/19/27 .. 8,211 8,100
FW2788471.UP.FTS.B, 31.09%, 3/19/27 .. 2,295 2,278
L2788995.UP.FTS.B, 15.39%, 3/20/27 .... 2,696 2,662
L2784421.UP.FTS.B, 22.65%, 3/20/27 .... 19,419 19,135
L2785417.UP.FTS.B, 23.7%, 3/20/27 .... 1,797 1,765
L1894414.UP.FTS.B, 14.79%, 3/21/27 .... 6,463 6,080
L1891212.UP.FTS.B, 19.72%, 3/21/27 .... 9,379 9,266
L1895096.UP.FTS.B, 19.8%, 3/21/27 .... 8,267 7,773
L2771055.UP.FTS.B, 19.91%, 3/21/27 .... 5,840 5,807
L1892599.UP.FTS.B, 22.22%, 3/21/27 .... 2,555 2,435
L1892391.UP.FTS.B, 22.31%, 3/21/27 .... 906 65
FW1893730.UP.FTS.B, 26.84%, 3/21/27 .. 7,589 7,247
FW1892283.UP.FTS.B, 28.56%, 3/21/27 .. 16,594 16,554
FW1892275.UP.FTS.B, 31.17%, 3/21/27 .. 20,884 19,982
FW1850949.UP.FTS.B, 31.21%, 3/21/27 .. 36,135 5,208
L2789596.UP.FTS.B, 19.71%, 3/22/27 .... 4,688 4,630
FW2782171.UP.FTS.B, 27.22%, 3/22/27 .. 6,068 6,035
FW2780875.UP.FTS.B, 30.81%, 3/22/27 .. 2,369 2,356
L2789704.UP.FTS.B, 17.16%, 3/28/27 .... 20,731 20,479
FW2780445.UP.FTS.B, 18.66%, 3/28/27 .. 14,518 14,305
L2786225.UP.FTS.B, 19.38%, 3/28/27 .... 11,488 11,324
FW2784959.UP.FTS.B, 22.93%, 3/28/27 .. 9,045 8,992
FW2787432.UP.FTS.B, 24.27%, 3/28/27 .. 17,155 17,066
L2018288.UP.FTS.B, 10.67%, 4/10/27 .... 13,327 13,184
FW2011916.UP.FTS.B, 16.6%, 4/10/27 ... 2,265 2,244
L2017330.UP.FTS.B, 18.21%, 4/10/27 .... 4,214 4,155
L2016429.UP.FTS.B, 20.87%, 4/10/27 .... 21,366 21,062
FW2016567.UP.FTS.B, 21.23%, 4/10/27 .. 4,485 2,555
L2018168.UP.FTS.B, 21.66%, 4/10/27 .... 10,781 10,610

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2016525.UP.FTS.B, 22.77%, 4/10/27 .... $ 6,303 $ 6,271
L2015796.UP.FTS.B, 24.12%, 4/10/27 .... 5,663 3,337
FW2017808.UP.FTS.B, 24.16%, 4/10/27 .. 16,777 16,666
L2018248.UP.FTS.B, 24.88%, 4/10/27 .... 2,647 2,643
L2015858.UP.FTS.B, 25.48%, 4/10/27 .... 6,023 1,684
L2018213.UP.FTS.B, 25.8%, 4/10/27 .... 14,819 14,733
FW2018468.UP.FTS.B, 26.52%, 4/10/27 .. 18,958 5,381
FW2017752.UP.FTS.B, 26.85%, 4/10/27 .. 26,145 25,976
L2931144.UP.FTS.B, 5.51%, 4/11/27 ..... 7,116 7,067
FW2930052.UP.FTS.B, 5.58%, 4/11/27 ... 15,819 15,709
FW2932165.UP.FTS.B, 5.86%, 4/11/27 ... 16,081 15,969
L2928632.UP.FTS.B, 5.88%, 4/11/27 ..... 8,397 8,339
L2931142.UP.FTS.B, 5.9%, 4/11/27 ...... 15,587 15,474
L2931326.UP.FTS.B, 6.18%, 4/11/27 ..... 9,898 9,830
L2931374.UP.FTS.B, 7.06%, 4/11/27 ..... 5,581 5,542
FW2929692.UP.FTS.B, 7.58%, 4/11/27 ... 10,391 10,301
FW2930492.UP.FTS.B, 7.76%, 4/11/27 ... 21,841 21,647
L2928415.UP.FTS.B, 7.84%, 4/11/27 ..... 28,013 27,764
L2928839.UP.FTS.B, 7.91%, 4/11/27 ..... 6,350 6,294
L2929271.UP.FTS.B, 8.07%, 4/11/27 ..... 28,847 28,652
L2928297.UP.FTS.B, 8.58%, 4/11/27 ..... 20,450 10,460
FW2930354.UP.FTS.B, 8.77%, 4/11/27 ... 17,086 16,938
L2929501.UP.FTS.B, 8.87%, 4/11/27 ..... 21,562 21,378
L2929733.UP.FTS.B, 9.1%, 4/11/27 ...... 30,208 29,941
L2928144.UP.FTS.B, 9.39%, 4/11/27 ..... 16,300 16,156
FW2928771.UP.FTS.B, 9.46%, 4/11/27 ... 40,349 39,992
L2931437.UP.FTS.B, 9.47%, 4/11/27 ..... 9,080 559
L2932211.UP.FTS.B, 9.68%, 4/11/27 ..... 17,127 16,975
L2931292.UP.FTS.B, 9.71%, 4/11/27 ..... 1,369 1,358
L2930583.UP.FTS.B, 9.81%, 4/11/27 ..... 36,377 36,056
L2929532.UP.FTS.B, 9.84%, 4/11/27 ..... 13,443 13,325
L2931980.UP.FTS.B, 10.2%, 4/11/27 ..... 8,748 8,671
L2932135.UP.FTS.B, 10.91%, 4/11/27 .... 18,694 18,486
L2930472.UP.FTS.B, 10.98%, 4/11/27 .... 894 885
L2928694.UP.FTS.B, 11.02%, 4/11/27 .... 13,093 12,947
L2929301.UP.FTS.B, 11.05%, 4/11/27 .... 9,191 9,089
FW2931075.UP.FTS.B, 11.12%, 4/11/27 .. 10,614 10,498
FW2930918.UP.FTS.B, 11.32%, 4/11/27 .. 5,134 698
FW2931457.UP.FTS.B, 11.32%, 4/11/27 .. 8,144 8,053
FW2928380.UP.FTS.B, 11.34%, 4/11/27 .. 3,095 3,060
L2925082.UP.FTS.B, 11.39%, 4/11/27 .... 3,666 3,627
L2929885.UP.FTS.B, 11.42%, 4/11/27 .... 35,442 35,132
L2929334.UP.FTS.B, 11.51%, 4/11/27 .... 19,481 19,265
L2929504.UP.FTS.B, 11.63%, 4/11/27 .... 2,447 2,420
FW2928315.UP.FTS.B, 11.88%, 4/11/27 .. 2,698 2,668
L2931774.UP.FTS.B, 11.89%, 4/11/27 .... 11,884 11,753
L2930803.UP.FTS.B, 11.99%, 4/11/27 .... 13,154 13,008
L2930792.UP.FTS.B, 12.29%, 4/11/27 .... 4,091 4,045
L2932192.UP.FTS.B, 12.4%, 4/11/27 ..... 24,559 24,286
L2928805.UP.FTS.B, 12.67%, 4/11/27 .... 30,293 4,029
L2925660.UP.FTS.B, 12.92%, 4/11/27 .... 1,231 1,217
L2930442.UP.FTS.B, 13.06%, 4/11/27 .... 14,782 14,618
L2930302.UP.FTS.B, 13.11%, 4/11/27 .... 6,078 6,011
L2929574.UP.FTS.B, 13.26%, 4/11/27 .... 8,219 8,133
L2927750.UP.FTS.B, 13.53%, 4/11/27 .... 6,173 6,105
L2929053.UP.FTS.B, 13.57%, 4/11/27 .... 13,352 13,208
L2931141.UP.FTS.B, 14.22%, 4/11/27 .... 8,554 8,460
L2930680.UP.FTS.B, 14.64%, 4/11/27 .... 395 390
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2931651.UP.FTS.B, 14.66%, 4/11/27 .. $ 5,791 $ 5,727
L2931110.UP.FTS.B, 14.92%, 4/11/27 .... 3,727 3,673
L2928992.UP.FTS.B, 15.03%, 4/11/27 .... 8,287 8,195
L2929671.UP.FTS.B, 15.08%, 4/11/27 .... 38,014 37,569
L2928247.UP.FTS.B, 15.12%, 4/11/27 .... 3,979 3,935
L2928237.UP.FTS.B, 15.14%, 4/11/27 .... 35,897 35,501
L2930249.UP.FTS.B, 15.14%, 4/11/27 .... 8,954 8,855
FW2928811.UP.FTS.B, 15.33%, 4/11/27 .. 4,921 4,853
FW2930646.UP.FTS.B, 15.55%, 4/11/27 .. 4,070 4,025
L2930377.UP.FTS.B, 15.57%, 4/11/27 .... 14,870 14,663
L2927743.UP.FTS.B, 15.66%, 4/11/27 .... 6,232 6,141
L2928343.UP.FTS.B, 15.68%, 4/11/27 .... 1,795 1,776
L2928701.UP.FTS.B, 15.72%, 4/11/27 .... 3,907 3,866
FW2930346.UP.FTS.B, 15.87%, 4/11/27 .. 832 823
L2928179.UP.FTS.B, 15.92%, 4/11/27 .... 29,099 28,794
L2928682.UP.FTS.B, 15.94%, 4/11/27 .... 10,649 10,493
FW2929957.UP.FTS.B, 16.01%, 4/11/27 .. 11,652 11,524
L2929608.UP.FTS.B, 16.07%, 4/11/27 .... 830 818
FW2929029.UP.FTS.B, 16.18%, 4/11/27 .. 14,597 14,440
L2932260.UP.FTS.B, 16.49%, 4/11/27 .... 1,418 1,397
L2930475.UP.FTS.B, 16.55%, 4/11/27 .... 5,506 5,426
L2927859.UP.FTS.B, 16.57%, 4/11/27 .... 2,753 2,713
L2925173.UP.FTS.B, 16.58%, 4/11/27 .... 1,836 1,816
FW2880291.UP.FTS.B, 16.74%, 4/11/27 .. 11,836 855
L2927944.UP.FTS.B, 16.84%, 4/11/27 .... 707 697
FW2930839.UP.FTS.B, 16.93%, 4/11/27 .. 12 8
FW2928717.UP.FTS.B, 16.97%, 4/11/27 .. 6,269 6,177
L2928313.UP.FTS.B, 17.03%, 4/11/27 .... 9,196 9,062
L2928071.UP.FTS.B, 17.22%, 4/11/27 .... 919 906
L2930149.UP.FTS.B, 17.22%, 4/11/27 .... 8,256 8,167
L2920414.UP.FTS.B, 17.44%, 4/11/27 .... 22,445 22,116
L2928286.UP.FTS.B, 17.5%, 4/11/27 ..... 4,081 554
FW2930503.UP.FTS.B, 17.64%, 4/11/27 .. 4,213 4,152
L2929835.UP.FTS.B, 17.66%, 4/11/27 .... 8,936 8,807
L2929520.UP.FTS.B, 17.74%, 4/11/27 .... 12,191 11,982
L2931693.UP.FTS.B, 17.77%, 4/11/27 .... 3,691 3,650
L2931697.UP.FTS.B, 18.04%, 4/11/27 .... 16,830 16,540
L2930203.UP.FTS.B, 18.11%, 4/11/27 .... 33,577 33,217
L2929357.UP.FTS.B, 18.14%, 4/11/27 .... 5,048 4,974
FW2928101.UP.FTS.B, 18.34%, 4/11/27 .. 2,775 2,726
L2929573.UP.FTS.B, 18.4%, 4/11/27 ..... 12,982 3,477
FW2931119.UP.FTS.B, 18.48%, 4/11/27 .. 3,113 3,079
L2930797.UP.FTS.B, 18.58%, 4/11/27 .... 1,010 992
L2931356.UP.FTS.B, 18.7%, 4/11/27 ..... 9,637 5,511
FW2930223.UP.FTS.B, 18.74%, 4/11/27 .. 3,218 232
FW2931505.UP.FTS.B, 18.79%, 4/11/27 .. 11,793 11,664
FW2928788.UP.FTS.B, 18.9%, 4/11/27 ... 3,624 3,571
L2926454.UP.FTS.B, 19.25%, 4/11/27 .... 2,718 2,671
L2932213.UP.FTS.B, 19.31%, 4/11/27 .... 7,007 6,885
L2929660.UP.FTS.B, 19.43%, 4/11/27 .... 2,787 2,739
L2927920.UP.FTS.B, 19.53%, 4/11/27 .... 12,675 12,455
FW2928255.UP.FTS.B, 19.6%, 4/11/27 ... 5,260 1,455
L2930145.UP.FTS.B, 19.64%, 4/11/27 .... 9,714 9,547
FW2928828.UP.FTS.B, 19.68%, 4/11/27 .. 3,720 3,656
L2928959.UP.FTS.B, 19.94%, 4/11/27 .... 6,777 6,659
FW2931080.UP.FTS.B, 20.11%, 4/11/27 .. 9,978 9,815
L2929135.UP.FTS.B, 20.21%, 4/11/27 .... 4,661 4,617
L2928908.UP.FTS.B, 20.26%, 4/11/27 .... 848 833

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2931611.UP.FTS.B, 20.6%, 4/11/27 ..... $ 13,834 $ 13,632
L2929578.UP.FTS.B, 20.69%, 4/11/27 .... 18,423 18,250
L2931702.UP.FTS.B, 20.87%, 4/11/27 .... 7,659 7,547
L2927893.UP.FTS.B, 20.88%, 4/11/27 .... 5,608 5,555
FW2929918.UP.FTS.B, 21.02%, 4/11/27 .. 752 743
FW2929809.UP.FTS.B, 21.08%, 4/11/27 .. 11,054 10,950
L2928658.UP.FTS.B, 21.27%, 4/11/27 .... 847 836
FW2930564.UP.FTS.B, 21.29%, 4/11/27 .. 1,689 1,675
L2928922.UP.FTS.B, 21.49%, 4/11/27 .... 4,642 4,563
FW2930464.UP.FTS.B, 21.68%, 4/11/27 .. 11,047 797
L2931173.UP.FTS.B, 21.74%, 4/11/27 .... 2,982 2,958
L2930355.UP.FTS.B, 21.76%, 4/11/27 .... 4,263 4,223
FW2927878.UP.FTS.B, 21.78%, 4/11/27 .. 4,887 2,898
L2924601.UP.FTS.B, 21.86%, 4/11/27 .... 4,097 297
L2931872.UP.FTS.B, 21.94%, 4/11/27 .... 24,547 1,434
L2929073.UP.FTS.B, 22.08%, 4/11/27 .... 22,708 22,504
L2931630.UP.FTS.B, 22.14%, 4/11/27 .... 18,365 18,046
FW2930816.UP.FTS.B, 22.15%, 4/11/27 .. 7,954 7,816
L2932038.UP.FTS.B, 22.19%, 4/11/27 .... 4,270 4,230
FW2931433.UP.FTS.B, 22.3%, 4/11/27 ... 24,952 24,718
L2929277.UP.FTS.B, 22.4%, 4/11/27 ..... 8,121 8,044
L2929537.UP.FTS.B, 22.4%, 4/11/27 ..... 18,367 10,504
FW2929717.UP.FTS.B, 22.54%, 4/11/27 .. 5,543 5,498
L2929355.UP.FTS.B, 22.65%, 4/11/27 .... 1,849 1,832
FW2907671.UP.FTS.B, 22.68%, 4/11/27 .. 18,321 5,230
FW2930674.UP.FTS.B, 22.96%, 4/11/27 .. 12,966 12,840
L2928500.UP.FTS.B, 23.05%, 4/11/27 .... 42,527 42,176
L2924972.UP.FTS.B, 23.1%, 4/11/27 ..... 10,050 726
FW2928961.UP.FTS.B, 23.12%, 4/11/27 .. 4,251 4,216
FW2929214.UP.FTS.B, 23.28%, 4/11/27 .. 741 725
L2929169.UP.FTS.B, 23.28%, 4/11/27 .... 9,432 2,699
L2932120.UP.FTS.B, 23.29%, 4/11/27 .... 4,719 4,674
L2931244.UP.FTS.B, 23.41%, 4/11/27 .... 1,881 1,866
L2930990.UP.FTS.B, 23.44%, 4/11/27 .... 9,355 9,192
FW2931695.UP.FTS.B, 23.47%, 4/11/27 .. 3,026 2,999
FW2928339.UP.FTS.B, 23.55%, 4/11/27 .. 23,500 23,289
L2931393.UP.FTS.B, 23.58%, 4/11/27 .... 5,582 5,529
L2932212.UP.FTS.B, 23.72%, 4/11/27 .... 9,366 9,277
L2928534.UP.FTS.B, 23.8%, 4/11/27 ..... 9,373 9,240
FW2931916.UP.FTS.B, 23.85%, 4/11/27 .. 5,158 5,109
L2929679.UP.FTS.B, 24.13%, 4/11/27 .... 31,783 31,531
FW2928539.UP.FTS.B, 24.21%, 4/11/27 .. 8,608 8,527
FW2929160.UP.FTS.B, 24.21%, 4/11/27 .. 938 930
L2928472.UP.FTS.B, 24.3%, 4/11/27 ..... 5,631 5,557
L2930096.UP.FTS.B, 24.39%, 4/11/27 .... 3,446 3,414
FW2929123.UP.FTS.B, 24.4%, 4/11/27 ... 5,169 5,079
FW2930547.UP.FTS.B, 24.45%, 4/11/27 .. 2,979 436
FW2928927.UP.FTS.B, 24.56%, 4/11/27 .. 11,291 11,185
FW2929993.UP.FTS.B, 24.61%, 4/11/27 .. 6,595 6,482
L2931286.UP.FTS.B, 24.62%, 4/11/27 .... 17,433 17,139
L2931805.UP.FTS.B, 24.68%, 4/11/27 .... 582 41
FW2927974.UP.FTS.B, 24.72%, 4/11/27 .. 3,183 227
FW2931412.UP.FTS.B, 24.72%, 4/11/27 .. 4,660 4,592
L2928852.UP.FTS.B, 24.73%, 4/11/27 .... 1,294 1,282
L2929765.UP.FTS.B, 24.83%, 4/11/27 .... 778 766
L2932289.UP.FTS.B, 24.85%, 4/11/27 .... 2,071 2,051
L2932342.UP.FTS.B, 24.92%, 4/11/27 .... 3,116 893
L2928873.UP.FTS.B, 24.96%, 4/11/27 .... 832 490
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2931584.UP.FTS.B, 25.02%, 4/11/27 .... $ 1,220 $ 50
L2928413.UP.FTS.B, 25.03%, 4/11/27 .... 1,468 1,454
FW2928348.UP.FTS.B, 25.04%, 4/11/27 .. 8,008 7,929
L2927825.UP.FTS.B, 25.04%, 4/11/27 .... 1,706 1,688
L2929882.UP.FTS.B, 25.08%, 4/11/27 .... 5,281 5,212
L2932152.UP.FTS.B, 25.08%, 4/11/27 .... 9,241 9,154
L2930717.UP.FTS.B, 25.09%, 4/11/27 .... 1,029 73
L2931976.UP.FTS.B, 25.09%, 4/11/27 .... 2,076 2,057
FW2927922.UP.FTS.B, 25.14%, 4/11/27 .. 15,591 2,272
L2930146.UP.FTS.B, 25.16%, 4/11/27 .... 1,001 991
L2930269.UP.FTS.B, 25.2%, 4/11/27 ..... 3,155 225
L2930022.UP.FTS.B, 25.21%, 4/11/27 .... 2,074 2,054
L2929652.UP.FTS.B, 25.22%, 4/11/27 .... 4,234 4,194
L2928316.UP.FTS.B, 25.25%, 4/11/27 .... 3,037 3,010
L2927753.UP.FTS.B, 25.31%, 4/11/27 .... 4,682 333
L2929095.UP.FTS.B, 25.31%, 4/11/27 .... 2,037 569
L2931438.UP.FTS.B, 25.31%, 4/11/27 .... 4,408 4,367
L2927955.UP.FTS.B, 25.33%, 4/11/27 .... 874 866
L2930098.UP.FTS.B, 25.33%, 4/11/27 .... 10,080 5,962
L2931522.UP.FTS.B, 25.34%, 4/11/27 .... 10,892 10,789
L2929568.UP.FTS.B, 25.35%, 4/11/27 .... 2,790 (6)
L2931357.UP.FTS.B, 25.35%, 4/11/27 .... 1,615 1,593
L2930348.UP.FTS.B, 25.36%, 4/11/27 .... 5,619 5,521
L2930363.UP.FTS.B, 25.38%, 4/11/27 .... 1,902 1,869
L2931442.UP.FTS.B, 25.38%, 4/11/27 .... 3,908 41
L2925217.UP.FTS.B, 25.4%, 4/11/27 ..... 2,594 2,570
L2932031.UP.FTS.B, 25.4%, 4/11/27 ..... 2,034 143
L2929249.UP.FTS.B, 25.41%, 4/11/27 .... 1,383 1,370
L2930160.UP.FTS.B, 25.43%, 4/11/27 .... 4,131 602
L2931638.UP.FTS.B, 25.43%, 4/11/27 .... 4,282 1,228
L2928774.UP.FTS.B, 25.44%, 4/11/27 .... 1,297 1,285
L2931011.UP.FTS.B, 25.45%, 4/11/27 .... 1,540 1,527
L2931216.UP.FTS.B, 25.47%, 4/11/27 .... 2,335 2,313
FW2932239.UP.FTS.B, 25.48%, 4/11/27 .. 9,343 9,255
L2928194.UP.FTS.B, 25.48%, 4/11/27 .... 2,671 2,636
L2928800.UP.FTS.B, 25.5%, 4/11/27 ..... 2,076 2,040
L2924786.UP.FTS.B, 25.51%, 4/11/27 .... 5,363 5,313
L2929869.UP.FTS.B, 25.51%, 4/11/27 .... 5,335 5,291
L2929203.UP.FTS.B, 25.67%, 4/11/27 .... 17,183 17,040
FW2931488.UP.FTS.B, 25.84%, 4/11/27 .. 3,464 3,404
FW2928712.UP.FTS.B, 25.91%, 4/11/27 .. 3,251 941
L2930197.UP.FTS.B, 26.2%, 4/11/27 ..... 43,360 42,605
FW2928645.UP.FTS.B, 26.24%, 4/11/27 .. 2,429 2,386
FW2930122.UP.FTS.B, 26.47%, 4/11/27 .. 9,539 9,454
FW2929864.UP.FTS.B, 26.5%, 4/11/27 ... 8,550 8,472
L2930852.UP.FTS.B, 26.51%, 4/11/27 .... 6,339 6,229
FW2932003.UP.FTS.B, 26.57%, 4/11/27 .. 10,190 10,106
FW2927841.UP.FTS.B, 26.89%, 4/11/27 .. 3,526 3,487
FW2930544.UP.FTS.B, 27.01%, 4/11/27 .. 4,348 4,307
FW2931493.UP.FTS.B, 27.02%, 4/11/27 .. 3,963 576
FW2932021.UP.FTS.B, 27.2%, 4/11/27 ... 1,383 98
FW2930638.UP.FTS.B, 27.26%, 4/11/27 .. 18,454 18,279
FW2929129.UP.FTS.B, 27.27%, 4/11/27 .. 14,103 13,969
FW2929703.UP.FTS.B, 27.29%, 4/11/27 .. 19,624 5,646
FW2927978.UP.FTS.B, 27.34%, 4/11/27 .. 4,360 4,319
FW2928866.UP.FTS.B, 27.4%, 4/11/27 ... 6,793 6,729
L2929849.UP.FTS.B, 27.53%, 4/11/27 .... 1,753 45
FW2929101.UP.FTS.B, 27.56%, 4/11/27 .. 1,220 1,208

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2928696.UP.FTS.B, 27.59%, 4/11/27 .. $ 3,835 $ 3,799
FW2929218.UP.FTS.B, 27.65%, 4/11/27 .. 4,873 1,409
FW2928485.UP.FTS.B, 27.66%, 4/11/27 .. 4,359 4,317
FW2929228.UP.FTS.B, 27.79%, 4/11/27 .. 10,466 10,366
FW2929722.UP.FTS.B, 27.8%, 4/11/27 ... 1,657 1,628
FW2928012.UP.FTS.B, 28.41%, 4/11/27 .. 4,827 4,782
FW2929500.UP.FTS.B, 28.42%, 4/11/27 .. 2,548 2,524
FW2929560.UP.FTS.B, 28.47%, 4/11/27 .. 26,568 26,302
FW2924868.UP.FTS.B, 28.85%, 4/11/27 .. 4,029 3,951
FW2927938.UP.FTS.B, 29.01%, 4/11/27 .. 4,530 2,694
FW2930574.UP.FTS.B, 29.3%, 4/11/27 ... 7,633 7,561
FW2929935.UP.FTS.B, 29.53%, 4/11/27 .. 28,030 27,780
FW2930665.UP.FTS.B, 29.74%, 4/11/27 .. 7,142 176
FW2931000.UP.FTS.B, 30.12%, 4/11/27 .. 1,778 1,055
FW2929635.UP.FTS.B, 30.45%, 4/11/27 .. 968 959
FW2931821.UP.FTS.B, 30.54%, 4/11/27 .. 1,585 1,570
FW2928765.UP.FTS.B, 30.58%, 4/11/27 .. 4,931 4,884
FW2905761.UP.FTS.B, 30.61%, 4/11/27 .. 1,016 (5)
FW2930995.UP.FTS.B, 30.73%, 4/11/27 .. 2,290 2,269
FW2925607.UP.FTS.B, 30.77%, 4/11/27 .. 2,398 2,369
FW2929924.UP.FTS.B, 30.77%, 4/11/27 .. 1,313 1,302
FW2931246.UP.FTS.B, 30.79%, 4/11/27 .. 1,442 208
FW2927877.UP.FTS.B, 30.81%, 4/11/27 .. 1,576 1,562
FW2928835.UP.FTS.B, 30.88%, 4/11/27 .. 7,756 7,683
FW2928958.UP.FTS.B, 30.9%, 4/11/27 ... 891 529
FW2929033.UP.FTS.B, 30.91%, 4/11/27 .. 4,314 4,272
FW2929535.UP.FTS.B, 30.91%, 4/11/27 .. 29,434 29,202
FW2930708.UP.FTS.B, 30.94%, 4/11/27 .. 970 960
FW2931261.UP.FTS.B, 30.94%, 4/11/27 .. 3,085 3,056
FW2932124.UP.FTS.B, 31.03%, 4/11/27 .. 1,412 1,399
FW2931670.UP.FTS.B, 31.06%, 4/11/27 .. 2,381 2,358
FW2928834.UP.FTS.B, 31.11%, 4/11/27 .. 2,614 2,591
FW2930285.UP.FTS.B, 31.11%, 4/11/27 .. 3,263 3,232
FW2929975.UP.FTS.B, 31.14%, 4/11/27 .. 1,500 1,486
FW2931962.UP.FTS.B, 31.16%, 4/11/27 .. 1,169 1,157
FW2927987.UP.FTS.B, 31.17%, 4/11/27 .. 2,627 186
FW2929122.UP.FTS.B, 31.17%, 4/11/27 .. 2,131 2,110
FW2927833.UP.FTS.B, 31.18%, 4/11/27 .. 1,323 1,311
FW2928577.UP.FTS.B, 31.19%, 4/11/27 .. 1,059 1,049
FW2930781.UP.FTS.B, 31.2%, 4/11/27 ... 1,149 1,138
FW2929551.UP.FTS.B, 31.21%, 4/11/27 .. 1,941 1,923
FW2928856.UP.FTS.B, 31.24%, 4/11/27 .. 2,383 2,360
FW2931445.UP.FTS.B, 31.47%, 4/11/27 .. 4,106 2,441
FW2932028.UP.FTS.B, 31.51%, 4/11/27 .. 10,787 10,683
FW2930602.UP.FTS.B, 32%, 4/11/27 .... 10,393 733
FW2932070.UP.FTS.B, 32%, 4/11/27 .... 7,795 7,722
FW2929182.UP.FTS.B, 32.25%, 4/11/27 .. 26,309 26,059
L2934719.UP.FTS.B, 5.89%, 4/12/27 .... 14,209 14,112
L2934939.UP.FTS.B, 5.94%, 4/12/27 .... 11,353 11,273
L2934674.UP.FTS.B, 5.99%, 4/12/27 .... 6,327 6,284
L2932966.UP.FTS.B, 6.09%, 4/12/27 .... 1,926 1,912
L2934096.UP.FTS.B, 6.09%, 4/12/27 .... 4,758 4,726
L2935839.UP.FTS.B, 6.13%, 4/12/27 .... 4,760 4,727
L2933662.UP.FTS.B, 6.16%, 4/12/27 .... 19,835 19,699
L2932593.UP.FTS.B, 6.74%, 4/12/27 .... 5,571 5,533
L2932805.UP.FTS.B, 7.25%, 4/12/27 .... 11,979 11,898
L2932935.UP.FTS.B, 7.41%, 4/12/27 .... 15,971 15,864
L2934028.UP.FTS.B, 8.23%, 4/12/27 .... 14,596 14,471
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2932516.UP.FTS.B, 8.41%, 4/12/27 .... $ 3,396 $ 3,365
L2933064.UP.FTS.B, 8.64%, 4/12/27 .... 34,878 34,575
FW2935338.UP.FTS.B, 9.15%, 4/12/27 ... 40,197 39,855
FW2933047.UP.FTS.B, 9.38%, 4/12/27 ... 4,840 4,798
L2935969.UP.FTS.B, 9.48%, 4/12/27 .... 12,107 12,000
L2935039.UP.FTS.B, 9.98%, 4/12/27 .... 8,362 8,289
L2935520.UP.FTS.B, 10.08%, 4/12/27 .... 4,047 4,012
FW2934452.UP.FTS.B, 10.25%, 4/12/27 .. 26,057 25,835
L2933292.UP.FTS.B, 10.46%, 4/12/27 .... 16,415 16,234
L2934350.UP.FTS.B, 10.57%, 4/12/27 .... 8,913 8,838
L2933334.UP.FTS.B, 10.67%, 4/12/27 .... 5,196 5,152
L2934277.UP.FTS.B, 10.75%, 4/12/27 .... 864 856
L2933170.UP.FTS.B, 10.92%, 4/12/27 .... 19,282 19,116
L2933287.UP.FTS.B, 10.96%, 4/12/27 .... 4,878 4,837
FW2934988.UP.FTS.B, 11.01%, 4/12/27 .. 12,848 12,707
L2935685.UP.FTS.B, 11.21%, 4/12/27 .... 19,193 18,993
L2933802.UP.FTS.B, 11.46%, 4/12/27 .... 24,449 24,180
L2934500.UP.FTS.B, 11.56%, 4/12/27 .... 30,739 30,472
L2932562.UP.FTS.B, 11.88%, 4/12/27 .... 1,960 1,943
FW2928392.UP.FTS.B, 12.26%, 4/12/27 .. 40,902 40,477
L2933323.UP.FTS.B, 12.4%, 4/12/27 .... 7,753 7,672
L2929979.UP.FTS.B, 12.66%, 4/12/27 .... 8,733 8,641
L2933178.UP.FTS.B, 12.88%, 4/12/27 .... 5,665 5,603
L2934721.UP.FTS.B, 13.01%, 4/12/27 .... 8,210 8,120
L2932728.UP.FTS.B, 13.07%, 4/12/27 .... 4,425 4,379
L2932384.UP.FTS.B, 13.22%, 4/12/27 .... 2,630 2,601
L2932883.UP.FTS.B, 13.4%, 4/12/27 .... 1,809 1,790
L2933032.UP.FTS.B, 13.49%, 4/12/27 .... 15,864 15,699
L2934809.UP.FTS.B, 13.61%, 4/12/27 .... 4,084 4,041
FW2932832.UP.FTS.B, 13.69%, 4/12/27 .. 17,625 17,432
L2934338.UP.FTS.B, 13.77%, 4/12/27 .... 7,415 7,334
FW2932546.UP.FTS.B, 13.93%, 4/12/27 .. 10,719 10,602
L2926179.UP.FTS.B, 14%, 4/12/27 ...... 26,641 26,350
L2934323.UP.FTS.B, 14.05%, 4/12/27 .... 3,302 3,266
FW2935078.UP.FTS.B, 14.1%, 4/12/27 ... 2,701 2,673
FW2933775.UP.FTS.B, 14.2%, 4/12/27 ... 6,433 6,366
L2934014.UP.FTS.B, 14.43%, 4/12/27 .... 13,388 13,242
L2933672.UP.FTS.B, 14.48%, 4/12/27 .... 1,400 1,385
FW2921409.UP.FTS.B, 14.51%, 4/12/27 .. 2,642 2,615
L2934357.UP.FTS.B, 14.61%, 4/12/27 .... 9,319 670
L2933917.UP.FTS.B, 14.92%, 4/12/27 .... 5,798 5,735
L2933149.UP.FTS.B, 14.95%, 4/12/27 .... 4,970 4,898
L2934068.UP.FTS.B, 15.16%, 4/12/27 .... 4,477 4,429
FW2934620.UP.FTS.B, 15.18%, 4/12/27 .. 31,222 30,794
FW2935949.UP.FTS.B, 15.22%, 4/12/27 .. 8,294 8,204
L2935025.UP.FTS.B, 15.26%, 4/12/27 .... 4,562 4,513
FW2935322.UP.FTS.B, 15.48%, 4/12/27 .. 1,495 1,478
L2934951.UP.FTS.B, 15.65%, 4/12/27 .... 1,161 1,149
FW2936086.UP.FTS.B, 15.83%, 4/12/27 .. 4,549 4,486
L2933684.UP.FTS.B, 15.83%, 4/12/27 .... 9,091 8,996
FW2932566.UP.FTS.B, 16.14%, 4/12/27 .. 12,461 12,332
L2932973.UP.FTS.B, 16.22%, 4/12/27 .... 2,916 2,884
L2934824.UP.FTS.B, 16.29%, 4/12/27 .... 5,750 5,667
FW2934062.UP.FTS.B, 16.46%, 4/12/27 .. 8,757 8,634
L2934768.UP.FTS.B, 17.04%, 4/12/27 .... 4,599 4,533
FW2932938.UP.FTS.B, 17.18%, 4/12/27 .. 2,218 84
L2934330.UP.FTS.B, 17.26%, 4/12/27 .... 8,954 8,857
L2930904.UP.FTS.B, 17.31%, 4/12/27 .... 20,321 20,033

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2934145.UP.FTS.B, 17.34%, 4/12/27 .... $ 20,636 $ 20,414
FW2928773.UP.FTS.B, 17.37%, 4/12/27 .. 5,344 5,271
FW2933266.UP.FTS.B, 17.44%, 4/12/27 .. 4,366 615
L2934291.UP.FTS.B, 17.44%, 4/12/27 .... 14,238 14,032
L2929039.UP.FTS.B, 17.51%, 4/12/27 .... 3,588 3,539
L2933233.UP.FTS.B, 17.55%, 4/12/27 .... 11,732 11,605
FW2921340.UP.FTS.B, 18.08%, 4/12/27 .. 7,899 7,781
FW2933519.UP.FTS.B, 18.13%, 4/12/27 .. 8,149 8,031
FW2932833.UP.FTS.B, 18.37%, 4/12/27 .. 8,107 7,970
FW2933186.UP.FTS.B, 18.56%, 4/12/27 .. 13,044 12,857
FW2934604.UP.FTS.B, 18.71%, 4/12/27 .. 22,821 22,431
L2933956.UP.FTS.B, 18.85%, 4/12/27 .... 7,101 7,000
L2932813.UP.FTS.B, 19.07%, 4/12/27 .... 10,964 10,777
FW2932434.UP.FTS.B, 19.1%, 4/12/27 ... 1,609 1,581
L2935130.UP.FTS.B, 19.21%, 4/12/27 .... 4,516 4,454
FW2932660.UP.FTS.B, 19.24%, 4/12/27 .. 19,242 18,965
L2934896.UP.FTS.B, 19.43%, 4/12/27 .... 19,258 18,980
L2933277.UP.FTS.B, 19.45%, 4/12/27 .... 2,281 163
FW2934275.UP.FTS.B, 19.55%, 4/12/27 .. 4,069 3,982
L2934998.UP.FTS.B, 19.55%, 4/12/27 .... 20,281 19,989
FW2932085.UP.FTS.B, 19.78%, 4/12/27 .. 1,429 1,406
FW2935930.UP.FTS.B, 19.97%, 4/12/27 .. 7,280 7,176
L2934093.UP.FTS.B, 20.12%, 4/12/27 .... 2,795 2,748
L2932535.UP.FTS.B, 20.15%, 4/12/27 .... 7,851 7,709
L2934786.UP.FTS.B, 20.82%, 4/12/27 .... 8,897 8,754
L2935383.UP.FTS.B, 21.06%, 4/12/27 .... 44,896 6,135
FW2932291.UP.FTS.B, 21.33%, 4/12/27 .. 8,512 8,366
L2933315.UP.FTS.B, 21.57%, 4/12/27 .... 5,027 4,955
L2934722.UP.FTS.B, 21.63%, 4/12/27 .... 3,427 3,397
L2933448.UP.FTS.B, 21.75%, 4/12/27 .... 1,535 1,521
L2935751.UP.FTS.B, 22.01%, 4/12/27 .... 1,809 1,789
L2933788.UP.FTS.B, 22.24%, 4/12/27 .... 9,290 658
L2934342.UP.FTS.B, 22.28%, 4/12/27 .... 5,039 4,934
FW2932542.UP.FTS.B, 22.3%, 4/12/27 ... 14,527 14,395
L2932779.UP.FTS.B, 22.36%, 4/12/27 .... 17,094 16,939
L2934510.UP.FTS.B, 22.41%, 4/12/27 .... 8,549 8,471
L2935129.UP.FTS.B, 22.75%, 4/12/27 .... 6,848 6,731
L2932952.UP.FTS.B, 23.13%, 4/12/27 .... 4,688 4,652
L2932379.UP.FTS.B, 23.14%, 4/12/27 .... 6,306 6,253
L2933553.UP.FTS.B, 23.26%, 4/12/27 .... 8,408 604
FW2934271.UP.FTS.B, 23.29%, 4/12/27 .. 10,722 10,625
L2933829.UP.FTS.B, 23.3%, 4/12/27 .... 27,107 26,861
FW2929713.UP.FTS.B, 23.5%, 4/12/27 ... 1,889 1,871
L2932911.UP.FTS.B, 23.5%, 4/12/27 ..... 4,601 4,525
L2932936.UP.FTS.B, 23.51%, 4/12/27 .... 8,423 8,305
L2934363.UP.FTS.B, 23.59%, 4/12/27 .... 6,735 3,987
L2931006.UP.FTS.B, 23.73%, 4/12/27 .... 7,008 6,948
L2934788.UP.FTS.B, 23.77%, 4/12/27 .... 6,886 6,773
L2935437.UP.FTS.B, 23.88%, 4/12/27 .... 8,598 8,520
L2933915.UP.FTS.B, 23.94%, 4/12/27 .... 6,880 6,762
L2933117.UP.FTS.B, 24.09%, 4/12/27 .... 1,742 126
FW2933477.UP.FTS.B, 24.15%, 4/12/27 .. 22,379 21,994
L2935924.UP.FTS.B, 24.3%, 4/12/27 .... 1,282 756
FW2932094.UP.FTS.B, 24.49%, 4/12/27 .. 9,393 9,232
FW2933926.UP.FTS.B, 24.54%, 4/12/27 .. 25,857 25,623
L2932713.UP.FTS.B, 24.66%, 4/12/27 .... 13,883 13,645
L2934015.UP.FTS.B, 24.74%, 4/12/27 .... 919 903
FW2932608.UP.FTS.B, 24.82%, 4/12/27 .. 4,284 4,214
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2932759.UP.FTS.B, 24.87%, 4/12/27 .. $ 6,659 $ 6,599
FW2934105.UP.FTS.B, 25.03%, 4/12/27 .. 43,172 42,780
L2932978.UP.FTS.B, 25.04%, 4/12/27 .... 6,415 6,287
L2934475.UP.FTS.B, 25.05%, 4/12/27 .... 864 849
L2934307.UP.FTS.B, 25.18%, 4/12/27 .... 1,382 1,370
L2934790.UP.FTS.B, 25.21%, 4/12/27 .... 3,051 3,000
L2932951.UP.FTS.B, 25.24%, 4/12/27 .... 252 247
L2934017.UP.FTS.B, 25.27%, 4/12/27 .... 1,556 1,542
L2934753.UP.FTS.B, 25.27%, 4/12/27 .... 1,469 1,444
L2933613.UP.FTS.B, 25.31%, 4/12/27 .... 2,179 2,161
L2934270.UP.FTS.B, 25.32%, 4/12/27 .... 1,210 1,199
L2933656.UP.FTS.B, 25.33%, 4/12/27 .... 1,918 1,902
L2935062.UP.FTS.B, 25.37%, 4/12/27 .... 3,200 3,171
L2910258.UP.FTS.B, 25.4%, 4/12/27 .... 10,194 724
L2933671.UP.FTS.B, 25.42%, 4/12/27 .... 4,064 4,027
L2934221.UP.FTS.B, 25.42%, 4/12/27 .... 1,414 838
L2933216.UP.FTS.B, 25.44%, 4/12/27 .... 3,113 3,085
L2934526.UP.FTS.B, 25.47%, 4/12/27 .... 4,843 4,799
L2935106.UP.FTS.B, 25.47%, 4/12/27 .... 1,470 1,457
L2935825.UP.FTS.B, 25.47%, 4/12/27 .... 5,708 5,657
L2931662.UP.FTS.B, 25.5%, 4/12/27 .... 5,933 5,882
FW2932553.UP.FTS.B, 25.61%, 4/12/27 .. 2,423 2,401
FW2933530.UP.FTS.B, 25.87%, 4/12/27 .. 1,796 1,778
L2932808.UP.FTS.B, 25.87%, 4/12/27 .... 4,964 4,923
L2935140.UP.FTS.B, 25.88%, 4/12/27 .... 2,772 2,747
FW2932828.UP.FTS.B, 26.03%, 4/12/27 .. 3,120 3,091
L2932763.UP.FTS.B, 26.08%, 4/12/27 .... 4,476 2,650
FW2932450.UP.FTS.B, 26.13%, 4/12/27 .. 2,861 2,835
L2933446.UP.FTS.B, 26.13%, 4/12/27 .... 7,370 7,303
FW2933051.UP.FTS.B, 26.29%, 4/12/27 .. 2,371 2,337
FW2934761.UP.FTS.B, 26.44%, 4/12/27 .. 5,642 5,590
FW2933272.UP.FTS.B, 26.83%, 4/12/27 .. 4,939 2,932
FW2933474.UP.FTS.B, 27.39%, 4/12/27 .. 3,211 3,183
FW2934024.UP.FTS.B, 28.16%, 4/12/27 .. 37,813 37,468
FW2934728.UP.FTS.B, 29.87%, 4/12/27 .. 3,074 3,046
FW2933887.UP.FTS.B, 29.96%, 4/12/27 .. 2,197 2,177
FW2932696.UP.FTS.B, 30.54%, 4/12/27 .. 14,072 13,964
FW2933837.UP.FTS.B, 30.67%, 4/12/27 .. 1,409 1,396
FW2932394.UP.FTS.B, 30.74%, 4/12/27 .. 1,842 1,824
FW2932460.UP.FTS.B, 30.82%, 4/12/27 .. 1,929 136
FW2932900.UP.FTS.B, 30.82%, 4/12/27 .. 3,084 3,056
FW2932657.UP.FTS.B, 30.91%, 4/12/27 .. 1,146 1,135
FW2933690.UP.FTS.B, 30.91%, 4/12/27 .. 962 67
FW2935752.UP.FTS.B, 30.95%, 4/12/27 .. 1,116 78
FW2933070.UP.FTS.B, 30.98%, 4/12/27 .. 1,147 1,136
FW2935536.UP.FTS.B, 31.03%, 4/12/27 .. 1,402 1,382
FW2932591.UP.FTS.B, 31.06%, 4/12/27 .. 1,323 1,311
FW2933622.UP.FTS.B, 31.07%, 4/12/27 .. 3,514 3,486
FW2934425.UP.FTS.B, 31.07%, 4/12/27 .. 970 961
FW2933386.UP.FTS.B, 31.11%, 4/12/27 .. 2,367 343
FW2932838.UP.FTS.B, 31.12%, 4/12/27 .. 1,426 1,414
FW2935340.UP.FTS.B, 31.15%, 4/12/27 .. 1,386 1,374
FW2934816.UP.FTS.B, 31.17%, 4/12/27 .. 7,460 7,395
FW2934569.UP.FTS.B, 31.18%, 4/12/27 .. 1,500 1,486
FW2933023.UP.FTS.B, 31.19%, 4/12/27 .. 1,059 1,049
FW2933756.UP.FTS.B, 31.19%, 4/12/27 .. 7,146 7,081
FW2932550.UP.FTS.B, 31.41%, 4/12/27 .. 7,770 7,699
FW2932339.UP.FTS.B, 31.45%, 4/12/27 .. 5,552 (39)

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2934482.UP.FTS.B, 31.52%, 4/12/27 .. $ 7,063 $ 7,004
FW2934428.UP.FTS.B, 34.69%, 4/12/27 .. 29,165 28,904
L2930386.UP.FTS.B, 20.28%, 4/13/27 .... 9,055 8,963
L2935927.UP.FTS.B, 14.75%, 4/15/27 .... 36,955 36,574
FW2928215.UP.FTS.B, 17.86%, 4/15/27 .. 4,624 4,561
FW2921283.UP.FTS.B, 27.6%, 4/16/27 ... 2,712 2,691
FW2929902.UP.FTS.B, 27.28%, 4/17/27 .. 4,653 4,613
L2925524.UP.FTS.B, 20.35%, 4/20/27 .... 8,479 8,343
L2924609.UP.FTS.B, 19.67%, 4/22/27 .... 24,236 23,849
L2101761.UP.FTS.B, 19.04%, 4/24/27 .... 2,897 2,862
FW2111536.UP.FTS.B, 24.67%, 4/24/27 .. 8,369 8,258
L2112103.UP.FTS.B, 24.86%, 4/24/27 .... 5,263 5,211
L2110396.UP.FTS.B, 25.33%, 4/24/27 .... 4,394 311
FW2111679.UP.FTS.B, 26.7%, 4/24/27 ... 9,496 9,390
FW2111589.UP.FTS.B, 30.84%, 4/24/27 .. 2,547 2,544
FW2110808.UP.FTS.B, 30.94%, 4/24/27 .. 1,451 102
FW2111511.UP.FTS.B, 31.22%, 4/24/27 .. 12,169 1,881
L2927958.UP.FTS.B, 15.19%, 4/26/27 .... 13,474 13,324
L2266091.UP.FTS.B, 16.62%, 5/16/27 .... 8,055 7,583
FW2261915.UP.FTS.B, 18.74%, 5/16/27 .. 1,470 1,451
L2264467.UP.FTS.B, 18.83%, 5/16/27 .... 17,822 17,548
L2262532.UP.FTS.B, 20.65%, 5/16/27 .... 11,420 10,849
FW2262699.UP.FTS.B, 20.92%, 5/16/27 .. 4,616 4,551
FW2261298.UP.FTS.B, 21.8%, 5/16/27 ... 25,537 24,002
L2264897.UP.FTS.B, 22.07%, 5/16/27 .... 8,604 8,508
FW2260888.UP.FTS.B, 23.94%, 5/16/27 .. 1,594 1,587
L2266028.UP.FTS.B, 25.49%, 5/16/27 .... 14,687 1,043
FW2266879.UP.FTS.B, 28.84%, 5/16/27 .. 4,680 (372)
FW2262852.UP.FTS.B, 29.23%, 5/16/27 .. 865 61
FW2262937.UP.FTS.B, 29.28%, 5/16/27 .. 4,308 4,285
FW2263763.UP.FTS.B, 30.01%, 5/16/27 .. 7,190 7,161
FW2266883.UP.FTS.B, 30.32%, 5/16/27 .. 13,203 3,843
FW2265797.UP.FTS.B, 31.5%, 5/16/27 ... 7,451 1,049
L2270069.UP.FTS.B, 9.27%, 5/17/27 .... 5,066 5,020
L2268700.UP.FTS.B, 9.56%, 5/17/27 .... 3,236 3,035
L2269986.UP.FTS.B, 11.35%, 5/17/27 .... 7,507 545
L2270469.UP.FTS.B, 12.65%, 5/17/27 .... 3,118 3,091
L2270155.UP.FTS.B, 14.46%, 5/17/27 .... 40,178 39,760
FW2269695.UP.FTS.B, 16.79%, 5/17/27 .. 6,173 6,091
L2267939.UP.FTS.B, 17.47%, 5/17/27 .... 2,257 2,226
L2267967.UP.FTS.B, 19.43%, 5/17/27 .... 13,840 13,825
FW2270380.UP.FTS.B, 20.17%, 5/17/27 .. 15,469 15,291
L2269383.UP.FTS.B, 23.1%, 5/17/27 .... 3,413 3,399
FW2268690.UP.FTS.B, 25.01%, 5/17/27 .. 8,724 1,303
L2269566.UP.FTS.B, 25.42%, 5/17/27 .... 4,853 4,842
L2267258.UP.FTS.B, 25.45%, 5/17/27 .... 4,110 4,086
FW2271010.UP.FTS.B, 28.2%, 5/17/27 ... 2,824 (94)
FW2271092.UP.FTS.B, 30.29%, 5/17/27 .. 775 769
L2473325.UP.FTS.B, 8.62%, 6/20/27 .... 2,004 1,988
L2473231.UP.FTS.B, 11.36%, 6/20/27 .... 5,173 5,122
L2473506.UP.FTS.B, 18.22%, 6/20/27 .... 9,155 661
L2474417.UP.FTS.B, 25.31%, 6/20/27 .... 2,650 2,629
FW2473799.UP.FTS.B, 27.38%, 6/20/27 .. 21,248 1,514
FW2471955.UP.FTS.B, 29.47%, 6/20/27 .. 6,290 439
FW2474487.UP.FTS.B, 31.14%, 6/20/27 .. 21,848 21,069
FW2475548.UP.FTS.B, 31.69%, 6/20/27 .. 4,032 3,844
L2441819.UP.FTS.B, 8.4%, 6/21/27 ..... 8,342 8,272
L2476061.UP.FTS.B, 10.91%, 6/21/27 .... 20,169 4,967
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2476907.UP.FTS.B, 12.84%, 6/21/27 .. $ 3,929 $ 286
L2477405.UP.FTS.B, 17.76%, 6/21/27 .... 17,911 16,854
FW2478245.UP.FTS.B, 22.19%, 6/21/27 .. 4,516 674
L2477866.UP.FTS.B, 25.29%, 6/21/27 .... 7,657 7,286
L2476905.UP.FTS.B, 25.37%, 6/21/27 .... 77 76
L2480361.UP.FTS.B, 25.41%, 6/21/27 .... 13,066 12,983
FW2475730.UP.FTS.B, 25.91%, 6/21/27 .. 16,783 (2,447)
FW2480920.UP.FTS.B, 27.54%, 6/21/27 .. 4,458 4,245
FW2476973.UP.FTS.B, 28.09%, 6/21/27 .. 1,774 1,762
FW2476585.UP.FTS.B, 28.45%, 6/21/27 .. 4,847 4,819
FW2478881.UP.FTS.B, 29.78%, 6/21/27 .. 16,969 1,199
FW2478988.UP.FTS.B, 31.13%, 6/21/27 .. 22,752 21,969
FW2480803.UP.FTS.B, 31.18%, 6/21/27 .. 1,172 8
FW2478503.UP.FTS.B, 31.21%, 6/21/27 .. 2,595 2,585
FW2479880.UP.FTS.B, 31.51%, 6/21/27 .. 3,492 (351)
L2655372.UP.FTS.B, 17.8%, 7/18/27 .... 6,712 6,633
L2654244.UP.FTS.B, 19.24%, 7/18/27 .... 8,355 8,219
L2657661.UP.FTS.B, 21.21%, 7/18/27 .... 38,641 2,804
L2657584.UP.FTS.B, 25.37%, 7/18/27 .... 6,998 6,958
FW2653868.UP.FTS.B, 29.69%, 7/18/27 .. 6,489 459
FW2655193.UP.FTS.B, 30.68%, 7/18/27 .. 9,879 1,365
FW2656456.UP.FTS.B, 31.18%, 7/18/27 .. 1,606 236
L2783088.UP.FTS.B, 8.03%, 8/14/27 .... 8,897 2,157
FW2788677.UP.FTS.B, 8.13%, 8/14/27 ... 15,967 15,823
L2788641.UP.FTS.B, 8.88%, 8/14/27 .... 8,459 8,386
FW2781831.UP.FTS.B, 11.07%, 8/14/27 .. 1,904 1,887
L2786075.UP.FTS.B, 11.95%, 8/14/27 .... 17,092 16,895
L2755118.UP.FTS.B, 12.3%, 8/14/27 ..... 10,145 10,032
FW2784584.UP.FTS.B, 12.62%, 8/14/27 .. 31,004 30,639
L2790624.UP.FTS.B, 13.63%, 8/14/27 .... 10,585 10,466
L2785893.UP.FTS.B, 13.78%, 8/14/27 .... 1,821 1,800
L2757062.UP.FTS.B, 14.27%, 8/14/27 .... 5,131 4,811
FW2783150.UP.FTS.B, 14.46%, 8/14/27 .. 15,643 1,102
L2783815.UP.FTS.B, 14.7%, 8/14/27 .... 13,932 13,776
L2787218.UP.FTS.B, 16.02%, 8/14/27 .... 21,677 20,341
L2784950.UP.FTS.B, 16.27%, 8/14/27 .... 17,110 1,222
L2779779.UP.FTS.B, 16.53%, 8/14/27 .... 22,988 633
L2743727.UP.FTS.B, 16.97%, 8/14/27 .... 4,751 1,276
L2780752.UP.FTS.B, 17.46%, 8/14/27 .... 33,368 32,911
L2786485.UP.FTS.B, 17.46%, 8/14/27 .... 14,152 13,945
L2785321.UP.FTS.B, 17.62%, 8/14/27 .... 6,173 5,786
L2784502.UP.FTS.B, 17.69%, 8/14/27 .... 26,612 26,233
L2782152.UP.FTS.B, 17.81%, 8/14/27 .... 2,197 2,166
FW2784943.UP.FTS.B, 17.86%, 8/14/27 .. 9,229 9,074
L2768222.UP.FTS.B, 17.92%, 8/14/27 .... 21,660 21,341
FW2780686.UP.FTS.B, 18.04%, 8/14/27 .. 1,010 999
FW2788100.UP.FTS.B, 18.55%, 8/14/27 .. 18,998 17,841
L2781142.UP.FTS.B, 18.71%, 8/14/27 .... 5,253 5,175
L2780510.UP.FTS.B, 19.3%, 8/14/27 .... 23,629 23,339
L2780974.UP.FTS.B, 19.58%, 8/14/27 .... 7,816 7,716
FW2782056.UP.FTS.B, 19.7%, 8/14/27 ... 7,092 6,985
FW2779945.UP.FTS.B, 19.77%, 8/14/27 .. 5,052 4,974
L2782244.UP.FTS.B, 19.84%, 8/14/27 .... 4,760 4,690
L2785975.UP.FTS.B, 20.35%, 8/14/27 .... 10,203 10,033
FW2788480.UP.FTS.B, 20.56%, 8/14/27 .. 5,644 5,582
FW2786123.UP.FTS.B, 20.87%, 8/14/27 .. 2,735 2,709
L2783671.UP.FTS.B, 20.91%, 8/14/27 .... 9,951 707
FW2781956.UP.FTS.B, 21.26%, 8/14/27 .. 4,697 4,620

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2781849.UP.FTS.B, 21.39%, 8/14/27 .. $ 8,879 $ 8,722
FW2784824.UP.FTS.B, 21.8%, 8/14/27 ... 2,464 2,444
L2782941.UP.FTS.B, 21.84%, 8/14/27 .... 2,723 2,696
FW2785231.UP.FTS.B, 21.88%, 8/14/27 .. 8,566 8,530
L2786434.UP.FTS.B, 22.26%, 8/14/27 .... 30,860 8,486
L2787540.UP.FTS.B, 22.81%, 8/14/27 .... 6,995 6,929
L2784944.UP.FTS.B, 23.08%, 8/14/27 .... 20,027 19,688
FW2786356.UP.FTS.B, 23.15%, 8/14/27 .. 11,629 11,520
L2782075.UP.FTS.B, 23.42%, 8/14/27 .... 7,254 6,887
L2785703.UP.FTS.B, 23.84%, 8/14/27 .... 44,572 44,130
L2784400.UP.FTS.B, 23.97%, 8/14/27 .... 8,673 8,601
L2782866.UP.FTS.B, 24.04%, 8/14/27 .... 9,278 9,204
FW2783316.UP.FTS.B, 24.1%, 8/14/27 ... 48,225 3,475
FW2789306.UP.FTS.B, 24.13%, 8/14/27 .. 26,777 26,528
FW2779891.UP.FTS.B, 24.29%, 8/14/27 .. 9,177 (394)
FW2782192.UP.FTS.B, 24.29%, 8/14/27 .. 31,836 30,082
FW2780321.UP.FTS.B, 24.37%, 8/14/27 .. 5,676 5,368
L2789467.UP.FTS.B, 24.5%, 8/14/27 .... 7,161 1,048
FW2787277.UP.FTS.B, 24.63%, 8/14/27 .. 9,240 9,181
L2781314.UP.FTS.B, 24.73%, 8/14/27 .... 9,700 9,620
FW2784538.UP.FTS.B, 24.77%, 8/14/27 .. 4,449 4,407
FW2785575.UP.FTS.B, 24.85%, 8/14/27 .. 9,879 9,703
L2787716.UP.FTS.B, 24.94%, 8/14/27 .... 1,436 211
L2782622.UP.FTS.B, 24.95%, 8/14/27 .... 3,195 78
FW2780263.UP.FTS.B, 25%, 8/14/27 .... 4,020 3,983
FW2780348.UP.FTS.B, 25.03%, 8/14/27 .. 4,828 4,789
L2788622.UP.FTS.B, 25.12%, 8/14/27 .... 7,700 7,633
L2756043.UP.FTS.B, 25.21%, 8/14/27 .... 6,702 6,648
L2784058.UP.FTS.B, 25.35%, 8/14/27 .... 7,843 2,204
L2789222.UP.FTS.B, 25.36%, 8/14/27 .... 1,413 1,403
FW2786988.UP.FTS.B, 25.39%, 8/14/27 .. 1,033 297
FW2783702.UP.FTS.B, 25.42%, 8/14/27 .. 10,136 9,959
FW2779865.UP.FTS.B, 25.43%, 8/14/27 .. 26,262 1,866
FW2784695.UP.FTS.B, 25.44%, 8/14/27 .. 5,159 759
L2738355.UP.FTS.B, 25.46%, 8/14/27 .... 8,773 8,286
L2781942.UP.FTS.B, 25.47%, 8/14/27 .... 2,551 2,519
L2780799.UP.FTS.B, 25.48%, 8/14/27 .... 19,463 19,125
L2784786.UP.FTS.B, 25.48%, 8/14/27 .... 26,239 25,968
L2771933.UP.FTS.B, 25.49%, 8/14/27 .... 1,572 1,474
L2782416.UP.FTS.B, 25.5%, 8/14/27 .... 6,037 882
L2787005.UP.FTS.B, 25.63%, 8/14/27 .... 14,053 13,263
L2780672.UP.FTS.B, 25.73%, 8/14/27 .... 11,272 11,174
L2783948.UP.FTS.B, 25.78%, 8/14/27 .... 6,343 6,309
L2782068.UP.FTS.B, 25.85%, 8/14/27 .... 20,710 20,525
L2783927.UP.FTS.B, 25.9%, 8/14/27 .... 11,627 (290)
FW2790136.UP.FTS.B, 25.92%, 8/14/27 .. 32,666 4,687
FW2783121.UP.FTS.B, 26.17%, 8/14/27 .. 4,571 4,528
FW2785999.UP.FTS.B, 26.29%, 8/14/27 .. 9,195 9,143
FW2784999.UP.FTS.B, 26.58%, 8/14/27 .. 5,285 (46)
FW2781116.UP.FTS.B, 26.73%, 8/14/27 .. 8,356 (1,383)
FW2785556.UP.FTS.B, 26.76%, 8/14/27 .. 6,830 488
FW2785914.UP.FTS.B, 26.81%, 8/14/27 .. 3,224 3,090
FW2784070.UP.FTS.B, 26.88%, 8/14/27 .. 14,868 14,741
FW2787336.UP.FTS.B, 27.09%, 8/14/27 .. 7,093 7,024
FW2780366.UP.FTS.B, 27.22%, 8/14/27 .. 2,894 2,867
FW2788769.UP.FTS.B, 27.54%, 8/14/27 .. 20,128 19,947
FW2781744.UP.FTS.B, 27.73%, 8/14/27 .. 13,851 3,984
FW2789146.UP.FTS.B, 27.73%, 8/14/27 .. 3,473 3,439
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2781368.UP.FTS.B, 27.78%, 8/14/27 .. $ 2,678 $ 189
FW2780370.UP.FTS.B, 27.85%, 8/14/27 .. 20,883 1,471
FW2781052.UP.FTS.B, 28.05%, 8/14/27 .. 7,174 7,055
FW2788496.UP.FTS.B, 28.72%, 8/14/27 .. 7,033 6,977
FW2789128.UP.FTS.B, 29.06%, 8/14/27 .. 11,720 11,600
FW2784031.UP.FTS.B, 29.77%, 8/14/27 .. 8,778 8,320
FW2784677.UP.FTS.B, 29.98%, 8/14/27 .. 924 918
FW2786432.UP.FTS.B, 29.98%, 8/14/27 .. 5,559 5,264
FW2787766.UP.FTS.B, 30.16%, 8/14/27 .. 5,293 5,012
FW2780369.UP.FTS.B, 30.19%, 8/14/27 .. 1,971 138
FW2784272.UP.FTS.B, 30.21%, 8/14/27 .. 41,662 39,491
FW2781204.UP.FTS.B, 30.65%, 8/14/27 .. 4,742 1,342
FW2779142.UP.FTS.B, 30.78%, 8/14/27 .. 4,430 1,258
FW2784402.UP.FTS.B, 30.8%, 8/14/27 ... 3,648 3,618
FW2786761.UP.FTS.B, 30.87%, 8/14/27 .. 2,251 2,236
FW2788878.UP.FTS.B, 30.91%, 8/14/27 .. 2,738 2,711
FW2783458.UP.FTS.B, 30.93%, 8/14/27 .. 1,010 1,003
FW2786399.UP.FTS.B, 30.99%, 8/14/27 .. 5,824 5,793
FW2782277.UP.FTS.B, 31.03%, 8/14/27 .. 3,449 244
FW2782641.UP.FTS.B, 31.04%, 8/14/27 .. 2,070 299
FW2786026.UP.FTS.B, 31.07%, 8/14/27 .. 12,351 12,242
FW2781707.UP.FTS.B, 31.14%, 8/14/27 .. 7,803 2,241
FW2786834.UP.FTS.B, 31.16%, 8/14/27 .. 4,494 4,446
FW2782287.UP.FTS.B, 31.17%, 8/14/27 .. 1,016 973
FW2784788.UP.FTS.B, 31.17%, 8/14/27 .. 6,664 6,600
FW2784384.UP.FTS.B, 31.2%, 8/14/27 ... 2,120 2,104
FW2788027.UP.FTS.B, 31.2%, 8/14/27 ... 6,106 6,057
FW2788875.UP.FTS.B, 31.21%, 8/14/27 .. 12,232 12,148
FW2781391.UP.FTS.B, 31.24%, 8/14/27 .. 7,948 7,893
FW2785600.UP.FTS.B, 31.41%, 8/14/27 .. 1,723 120
FW2779306.UP.FTS.B, 31.94%, 8/14/27 .. 7,590 (421)
FW2780086.UP.FTS.B, 33.32%, 8/14/27 .. 2,531 2,515
FW2788584.UP.FTS.B, 22.8%, 8/16/27 ... 11,675 11,550
L2785554.UP.FTS.B, 23.22%, 8/16/27 .... 11,622 10,883
FW2789307.UP.FTS.B, 29.22%, 8/16/27 .. 2,357 2,346
FW1890892.UP.FTS.B, 16.8%, 8/21/27 ... 7,680 7,555
FW2779425.UP.FTS.B, 21.27%, 8/26/27 .. 9,722 9,552
L2783196.UP.FTS.B, 22.61%, 8/28/27 .... 42,565 42,230
FW2017549.UP.FTS.B, 31.31%, 9/10/27 .. 7,167 4,278
L2931559.UP.FTS.B, 14.36%, 9/11/27 .... 34,616 34,207
L2909526.UP.FTS.B, 16.64%, 9/11/27 .... 6,120 6,049
L2931231.UP.FTS.B, 16.75%, 9/11/27 .... 18,073 17,872
L2930569.UP.FTS.B, 19.46%, 9/11/27 .... 19,159 18,950
L2928998.UP.FTS.B, 20.3%, 9/11/27 ..... 16,126 15,861
L2929352.UP.FTS.B, 20.34%, 9/11/27 .... 8,515 8,363
FW2930169.UP.FTS.B, 21.07%, 9/11/27 .. 9,273 2,492
FW2928720.UP.FTS.B, 21.08%, 9/11/27 .. 46,589 26,745
L2930159.UP.FTS.B, 21.12%, 9/11/27 .... 1,704 (32)
L2929710.UP.FTS.B, 21.35%, 9/11/27 .... 10,621 10,494
L2929906.UP.FTS.B, 22.5%, 9/11/27 ..... 12,294 890
FW2930789.UP.FTS.B, 24.41%, 9/11/27 .. 18,719 2,654
L2928512.UP.FTS.B, 24.85%, 9/11/27 .... 9,505 9,393
L2931032.UP.FTS.B, 25.34%, 9/11/27 .... 9,021 1,247
L2929019.UP.FTS.B, 25.49%, 9/11/27 .... 3,167 3,130
L2928199.UP.FTS.B, 25.64%, 9/11/27 .... 3,762 3,704
FW2930454.UP.FTS.B, 25.93%, 9/11/27 .. 4,908 4,879
FW2928810.UP.FTS.B, 25.97%, 9/11/27 .. 5,201 366
L2930287.UP.FTS.B, 26.84%, 9/11/27 .... 14,130 14,026

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2931158.UP.FTS.B, 26.91%, 9/11/27 .. $ 21,574 $ 1,526
FW2926514.UP.FTS.B, 27.25%, 9/11/27 .. 21,150 12,516
L2929694.UP.FTS.B, 28.25%, 9/11/27 .... 3,530 1,020
FW2929186.UP.FTS.B, 28.7%, 9/11/27 ... 3,522 3,491
FW2927928.UP.FTS.B, 29.77%, 9/11/27 .. 977 967
FW2931217.UP.FTS.B, 29.81%, 9/11/27 .. 8,464 8,364
FW2930626.UP.FTS.B, 30.39%, 9/11/27 .. 378 372
FW2928155.UP.FTS.B, 30.92%, 9/11/27 .. 1,972 1,950
L2934264.UP.FTS.B, 17.04%, 9/12/27 .... 5,919 5,833
L2910288.UP.FTS.B, 24.29%, 9/12/27 .... 15,327 4,366
FW2933357.UP.FTS.B, 24.77%, 9/12/27 .. 3,118 3,084
L2933452.UP.FTS.B, 25.12%, 9/12/27 .... 2,111 570
FW2933345.UP.FTS.B, 25.32%, 9/12/27 .. 6,919 6,881
FW2932559.UP.FTS.B, 27.07%, 9/12/27 .. 12,463 12,383
FW2932656.UP.FTS.B, 27.65%, 9/12/27 .. 2,499 2,471
FW2932980.UP.FTS.B, 29.72%, 9/12/27 .. 7,687 2,207
FW2933555.UP.FTS.B, 30.59%, 9/12/27 .. 1,030 1,022
FW2933743.UP.FTS.B, 30.85%, 9/12/27 .. 965 567
FW2932783.UP.FTS.B, 31.23%, 9/12/27 .. 10,223 10,100
L2111342.UP.FTS.B, 25.1%, 9/24/27 ..... 1,479 1,471
L2111176.UP.FTS.B, 25.44%, 9/24/27 .... 3,262 3,253
FW2266529.UP.FTS.B, 27.38%, 10/16/27 . 6,622 6,556
FW2268177.UP.FTS.B, 20.82%, 10/17/27 . 2,954 2,805
FW2269705.UP.FTS.B, 29.7%, 10/17/27 .. 4,370 4,359
FW2267501.UP.FTS.B, 31.02%, 10/17/27 . 3,090 3,054
FW2471896.UP.FTS.B, 26.06%, 11/20/27 . 2,411 (60)
FW2479769.UP.FTS.B, 29.92%, 11/21/27 . 18,098 5,268
L2785139.UP.FTS.B, 21.47%, 1/14/28 .... 8,482 8,344
L2785264.UP.FTS.B, 23.25%, 1/14/28 .... 935 133
L2788591.UP.FTS.B, 23.29%, 1/14/28 .... 14,276 14,047
FW2779683.UP.FTS.B, 24.26%, 1/14/28 .. 34,824 34,391
L2786161.UP.FTS.B, 25.2%, 1/14/28 .... 3,999 3,924
L2762586.UP.FTS.B, 25.31%, 1/14/28 .... 11,737 11,107
L2789126.UP.FTS.B, 25.49%, 1/14/28 .... 3,619 3,563
FW2788205.UP.FTS.B, 26.7%, 1/14/28 ... 9,391 9,294
FW2781921.UP.FTS.B, 27.75%, 1/14/28 .. 3,396 3,358
FW2782441.UP.FTS.B, 27.81%, 1/14/28 .. 20,711 1,476
FW2785839.UP.FTS.B, 27.97%, 1/14/28 .. 12,026 846
FW2782539.UP.FTS.B, 30.4%, 1/14/28 ... 23,429 23,210
FW2785651.UP.FTS.B, 30.68%, 1/14/28 .. 1,735 1,640
FW2776819.UP.FTS.B, 30.93%, 1/14/28 .. 767 733
FW2785617.UP.FTS.B, 30.93%, 1/14/28 .. 10,592 10,020
FW2782215.UP.FTS.B, 30.96%, 1/14/28 .. 1,249 1,230
FW2786173.UP.FTS.B, 31.15%, 1/14/28 .. 9,314 9,175
FW2784038.UP.FTS.B, 32.17%, 1/14/28 .. 25,878 25,523
FW2931576.UP.FTS.B, 23.07%, 2/11/28 .. 13,692 13,510
FW2931871.UP.FTS.B, 28.6%, 2/11/28 ... 14,472 8,619
FW2935110.UP.FTS.B, 8.85%, 2/12/28 ... 7,243 585
L2016976.UP.FTS.B, 17.93%, 11/10/28 ... 3,039 3,026
L2018384.UP.FTS.B, 24.86%, 11/10/28 ... 6,207 6,177
L2471413.UP.FTS.B, 14.77%, 1/20/29 .... 21,768 21,670
L2474231.UP.FTS.B, 18.07%, 1/20/29 .... 8,495 8,455
L2472122.UP.FTS.B, 18.59%, 1/20/29 .... 3,810 3,795
L2475358.UP.FTS.B, 19.49%, 1/20/29 .... 5,338 5,316
L2470272.UP.FTS.B, 21.01%, 1/20/29 .... 5,381 5,357
L2471993.UP.FTS.B, 21.29%, 1/20/29 .... 6,571 6,544
L2473174.UP.FTS.B, 22.65%, 1/20/29 .... 8,109 8,075
L2472888.UP.FTS.B, 23.34%, 1/20/29 .... 2,800 2,789
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2473102.UP.FTS.B, 23.59%, 1/20/29 .... $ 5,425 $ 5,399
L2474341.UP.FTS.B, 25.18%, 1/20/29 .... 1,000 996
L2472903.UP.FTS.B, 25.78%, 1/20/29 .... 1,114 163
L2475105.UP.FTS.B, 26.03%, 1/20/29 .... 2,009 2,000
L2477875.UP.FTS.B, 11.39%, 1/21/29 .... 8,558 8,522
L2480052.UP.FTS.B, 11.51%, 1/21/29 .... 1,842 1,835
L2476569.UP.FTS.B, 12.1%, 1/21/29 .... 9,016 8,979
L2481459.UP.FTS.B, 19.4%, 1/21/29 .... 17,518 17,441
L2478078.UP.FTS.B, 21.42%, 1/21/29 .... 5,215 5,190
L2479722.UP.FTS.B, 22.71%, 1/21/29 .... 5,068 5,047
L2478021.UP.FTS.B, 24.55%, 1/21/29 .... 9,074 9,033
L2481996.UP.FTS.B, 25.8%, 1/21/29 .... 1,367 1,362
L2476521.UP.FTS.B, 26.04%, 1/21/29 .... 909 905
L2482022.UP.FTS.B, 26.34%, 1/21/29 .... 3,489 505
L2476782.UP.FTS.B, 26.59%, 1/21/29 .... 2,214 2,204
L2481172.UP.FTS.B, 26.93%, 1/21/29 .... 2,409 700
L2780235.UP.FTS.B, 24.51%, 3/14/29 .... 13,820 13,691
L2782783.UP.FTS.B, 25.4%, 3/14/29 .... 2,395 169
L2784369.UP.FTS.B, 25.66%, 3/14/29 .... 1,666 1,656
L2783362.UP.FTS.B, 25.93%, 3/14/29 .... 1,481 1,469
L2781012.UP.FTS.B, 26.33%, 3/14/29 .... 7,037 6,973
L2893504.UP.FTS.B, 25.96%, 4/11/29 .... 872 863
L2927882.UP.FTS.B, 26.42%, 4/11/29 .... 4,243 4,205
L2928275.UP.FTS.B, 26.91%, 4/11/29 .... 3,488 3,456
L2899443.UP.FTS.B, 27.44%, 4/11/29 .... 28,463 28,242
L2264962.UP.FTS.B, 22.17%, 5/16/29 .... 3,068 2,891
L2472044.UP.FTS.B, 25.12%, 6/20/29 .... 7,942 7,638
L2473315.UP.FTS.B, 27.03%, 6/20/29 .... 7,942 (202)
L2476272.UP.FTS.B, 26.5%, 6/21/29 .... 2,231 2,143
L2481405.UP.FTS.B, 27.17%, 6/21/29 .... 5,401 5,376
L2781565.UP.FTS.B, 27%, 8/14/29 ...... 2,511 2,502
L2928953.UP.FTS.B, 25.86%, 9/11/29 .... 2,919 2,891
22,476,982
Total Marketplace Loans (Cost $73,119,694) ....
$67,450,012

Franklin Limited Duration Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Limited
Duration
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $420,397,742
Cost - Non-controlled affiliates (Note 5 c ) ........................................................ 3,126,767
Value - Unaffiliated issuers .................................................................. $388,667,820
Value - Non-controlled affiliates (Note 5 c ) ....................................................... 3,126,767
Cash .................................................................................... 25,258,576
Receivables:
Investment securities sold ................................................................... 2,253,134
Interest ................................................................................. 4,308,439
Total assets .......................................................................... 423,614,736
Liabilities:
Payables:
Investment securities purchased .............................................................. 24,382,848
Credit facility (Note 3) ...................................................................... 83,000,000
Management fees ......................................................................... 239,478
Trustees' fees and expenses ................................................................. 898
Accrued interest (Note 3) ................................................................... 404,741
Reverse repurchase agreements (Note 4) ....................................................... 28,203,865
Deposits from brokers for:
Reverse repurchase agreements (Note 4) ..................................................... 384,000
Unrealized depreciation on unfunded loan commitments (Note 10) ...................................... 7,601
Accrued expenses and other liabilities ........................................................... 348,635
Total liabilities ......................................................................... 136,972,066
Net assets applicable to common shares ................................................. $286,642,670
Net assets applicable to common shares consist of:
Paid-in capital ............................................................................. $373,025,553
Total distributable earnings (losses) ............................................................. (86,382,883)
Net assets applicable to common shares ................................................. $286,642,670
Common shares outstanding .................................................................. 40,405,374
Net asset value per common share ............................................................. $7.09

Franklin Limited Duration Income Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Limited
Duration
Income Trust
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $123,896
Non-controlled affiliates (Note 5 c ) ............................................................. 83,344
Interest:
Unaffiliated issuers ........................................................................ 18,393,498
Total investment income ................................................................... 18,600,738
Expenses:
Management fees (Note 5 a ) ................................................................... 1,469,355
Transfer agent fee s ......................................................................... 15,813
Custodian fees (Note 6 ) ...................................................................... 6,467
Reports to shareholders fees .................................................................. 48,409
Registration and filing fees .................................................................... 21,789
Professional fees ........................................................................... 113,015
Trustees' fees and expenses .................................................................. 2,142
Marketplace lending fees (Note 1 f ) .............................................................. 634,950
Interest expense (Note 3 and 4) ................................................................ 3,336,541
Other .................................................................................... 79,360
Total expenses ......................................................................... 5,727,841
Expense reductions (Note 6 ) ............................................................... (2,784)
Expenses waived/paid by affiliates (Note 5c) ................................................... (6,942)
Net expenses ......................................................................... 5,718,115
Net investment income ................................................................ 12,882,623
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (11,867,073)
Foreign currency transactions ................................................................ (13,338)
TBA sale commitments ..................................................................... 98,041
Net realized gain (loss) .................................................................. (11,782,370)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 14,570,058
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,500)
Unfunded loan commitments (Note 10) ......................................................... 87,460
Net change in unrealized appreciation (depreciation) ............................................ 14,656,018
Net realized and unrealized gain (loss) ............................................................ 2,873,648
Net increase (decrease) in net assets applicable to common shares resulting from operations ................... $15,756,271

Franklin Limited Duration Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Limited Duration Income Trust
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,882,623 $24,303,739
Net realized gain (loss) ................................................. (11,782,370) (7,581,652)
Net change in unrealized appreciation (depreciation) ........................... 14,656,018 (45,953,753)
Net increase (decrease) in net assets applicable to common shares resulting from operations ...................................................... 15,756,271 (29,231,666)
Distributions to common shareholders ....................................... (14,432,800) (22,610,267)
Distributions to common shareholders from tax return of capital .................... — (8,286,675)
Total distributions to common shareholders ................................... (14,432,800) (30,896,942)
Capital share transactions (Note 2 ) .......................................... — 75,010,981
Net increase (decrease) in net assets ................................... 1,323,471 14,882,373
Net assets applicable to common shares:
Beginning of period ..................................................... 285,319,199 270,436,826
End of period .......................................................... $286,642,670 $285,319,199

Franklin Limited Duration Income Trust
Financial Statements
Statement of Cash Flows
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Limited
Duration
Income Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 18,402,123
Operating expenses paid ..................................................................... (2,450,782)
Interest expense paid ........................................................................ (3,337,652)
Deposits with broker for reverse repurchase agreements ............................................. (232,000)
Realized loss on foreign currency transactions ..................................................... (13,338)
Purchases of long-term investments ............................................................. (190,486,539)
Sales and maturities of long-term investments ..................................................... 217,064,513
Net purchases of short-term investments ......................................................... (1,585,581)
Cash provided - operating activities .......................................................... 37,360,744
Cash flow from financing activities:
Net change in reverse repurchase agreements ..................................................... (6,252,505)
Cash distributions to shareholders .............................................................. (14,432,800)
Cash used - financing activities ............................................................. (20,685,305)
Net increase (decrease) in cash ................................................................. 16,675,439
Cash at beginning of period ..................................................................... 8,583,137
Cash at end of period ......................................................................... $25,258,576
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the six months ended June 30, 2023
Net increase (decrease) in net assets resulting from operating activities .................................... $ 15,756,271
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (371,156)
Reinvested dividends from non-controlled affiliates ............................................... (83,344)
Interest received in the form of securities ...................................................... (92,679)
Decrease in dividends and interest receivable and other assets ..................................... 442,743
Decrease in cash on deposit with broker ...................................................... (232,000)
Decrease in interest payable ............................................................... (1,111)
Decrease in payable to affiliates, accrued expenses, and other liabilities ............................... (69,208)
Decrease in payable for investments purchased ................................................. (787,251)
Increase in receivable for investments sold ..................................................... (911,085)
Decrease in cost of investments ............................................................. 38,279,622
Increase in unrealized appreciation on investments. .............................................. (14,570,058)
Net cash provided by operating activities ........................................................... $37,360,744

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Limited Duration Income Trust (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery and
TBA Basis
The Fund purchases securities on a delayed delivery and
to-be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates
are generally the prime rate offered by a designated U.S.
bank, the London Interbank Offered Rate (LIBOR), or the
Senior Overnight Financing Rate (SOFR). Senior secured
corporate loans often require prepayment of principal from
excess cash flows or at the discretion of the borrower. As
a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which
the Fund invests are generally readily marketable, but may
be subject to certain restrictions on resale.
f. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
1. Organization and Significant Accounting Policies
(continued)
d. Mortgage Dollar Rolls
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
losses are recorded as an adjustment to interest income.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Fund. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. The Fund employs a
managed distribution policy whereby the Fund will make
monthly distributions to common shareholders at an
annual minimum fixed rate of 10%, based on the average
monthly NAV of the Fund’s common shares. Under the
policy, the Fund is managed with a goal of generating as
much of the distribution as possible from net investment
income and short-term capital gains. The balance of the
distribution will then come from long-term capital gains to
the extent permitted and, if necessary, a return of capital.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value).
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 242,561 shares. During the period ended June 3 0 , 202 3 and year ended December 31, 202 2 , there were no shares repurchased . Transactions in the Fund’s shares were as follows:
On January 14, 2022, the Fund commenced a transferrable rights offering to common shareholders of record on January 19,
2022 (re cord date), to subscribe for up to an aggregate of 10,250,000 of the Fund’s common shares. The offering expired on February 17, 202 2. Each record date shareholder received one right for each outstanding whole common share held, which entitled their holders to purchase one new Fund common share for every three rights held. In addition, record date shareholders who fully exercised their right s (other than those rights that could not be exercised because they represented the right to acquire less than one common share) were entitled to subsc ribe for additional common shares of the Fund that remained unsubscribed as a result of any unexercised rig hts. The subscription price per common share was determined based upon a formula equal to 92.5% of the average of the last reported sales price of th e Fund’s common shares on the NYSE
American Stock Exchange on the offering expiration date, and eac h of the four preceding trading days, subject to a minimum subscription price of 90% of the Fund’s net asset value per common share on the offering expiratio n date. The rights holders subscribed for all 10,250,000 common shares at an average price per share of $7.61. Gross proceeds from the offering were
$78,033,340. The Fund received the gross proceeds of the offering minus the dealer manager fee and other ex penses of the offering totaling $ 3,062,444 .
3. Credit Facility
On April 26, 2023, the Fund entered into a senior secured margin loan agreement (Credit Facility) with The Bank of New York
Mellon (BNYM) pursuant to which the Fund may borrow up to a maximum commitment amount of $100 million, which matures on October 23, 2023. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy. Prior to April 26, 2023, the Fund had a credit facility agreement with BNP Paribas Prime Brokerage
International Ltd., which permitted the Fund to borrow up to a maximum commitment amount of $100 million.
Under the terms of the Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund at the applicable rate, pay an annual commitment fee of 0.25% based on the unused portion of the Credit Facility whenever the outstanding borrowings are less than 75% of the commitment amount. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian.
At June 30, 2023, the Fund had outstanding borrowings of $83,000,000, which approximates fair value, and incurred interest expenses at a rate equal to the Overnight Bank Funding Rate (OBFR) plus 0.80%. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the period ended June 30, 2023, were $83,008,897 and 5.87%, respectively.
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount
Shares Amount
Shares sold ................................... — —
10,250,000 $74,970,896*
Shares issued in reinvestment of distributions .......... — —
4,479 40,085
Net increase (decrease) .......................... — —
10,254,479 $75,010,981
*Net of rights offering costs of $331,277.

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Reverse Repurchase Agreements
The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a payable for Reverse repurchase agreements on the Statement of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund.
This could involve costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund. The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity.
The remaining contractual maturity of the repurchase agreements totaling $28,227,161 are up to 30 days.
The Fund pledged corporate bonds, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities as the collateral valued at $33,718,054 which has been identified on the Schedule of Investments.
Cash collateral that has been pledged to manage credit exposure and liquidity for reverse repurchase agreements is reflected as a receivable for deposits with brokers for reverse repurchase agreements on the Statement of Assets and Liabilities.
For the period ended June 30, 2023, the average borrowings and the average interest rate were $30,357,474 and 5.8%, respectively.
5. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.70% per year of the average daily managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility and other financial leverage.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
6. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
7. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Limited Duration Income Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 1,457,842 $ 58,389,440 $ (56,720,515) $ — $ — $ 3,126,767 3,126,767 $ 83,344
Total Affiliated Securities ... $1,457,842 $58,389,440 $(56,720,515) $— $— $3,126,767 $83,344
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $5,522,050
Long term ................................................................................ 35,873,635
Total capital loss carryforwards ............................................................... $41,395,685
5. Transactions with Affiliates
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, paydown losses and bond discounts and premiums.
8. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$189,699,288 and $224,356,261, respectively.
9. Credit Risk and Defaulted Securities
At June 30, 2023, the Fund had 74.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2023, the aggregate value of these securities represents 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At June 30, 2023, unfunded commitments were as follows:
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Cost of investments .......................................................................... $395,640,095
Unrealized appreciation ........................................................................ $4,847,747
Unrealized depreciation ........................................................................ (36,506,233)
Net unrealized appreciation (depreciation) .......................................................... $(31,658,486)
Borrower Unfunded Commitment
Franklin Limited Duration Income Trust
athenahealth Group, Inc. $ 217,158
$ 217,158
7. Income Taxes
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Ground Transportation .................. $ — $ — $ 52,598 $ 52,598
Hotels, Restaurants & Leisure ............. — 3,568 — 3,568
Independent Power and Renewable Electricity
Producers .......................... 1,019,951 2,067,032 — 3,086,983
Metals & Mining ....................... — 283,097 — 283,097
Oil, Gas & Consumable Fuels ............. 3,805 304,605 — 308,410
Preferred Stocks ......................... — 1,477 — 1,477
Warrants ............................... 1,139 — — 1,139
Convertible Bonds ....................... — 3,683 — 3,683
Corporate Bonds :
Aerospace & Defense ................... — 896,411 — 896,411
Automobile Components ................. — 3,202,075 — 3,202,075
Automobiles .......................... — 1,110,633 — 1,110,633
Banks ............................... — 1,504,830 — 1,504,830
Beverages ........................... — 600,555 — 600,555
Biotechnology ......................... — 524,515 — 524,515
Broadline Retail ....................... — 1,416,746 — 1,416,746
Building Products ...................... — 3,750,316 — 3,750,316
Capital Markets ........................ — 430,749 — 430,749
Chemicals ........................... — 6,352,299 — 6,352,299
Commercial Services & Supplies ........... — 2,445,466 — 2,445,466
Construction & Engineering ............... — 1,728,958 — 1,728,958
Consumer Finance ..................... — 3,716,029 — 3,716,029
Containers & Packaging ................. — 7,736,670 — 7,736,670
Distributors ........................... — 822,089 — 822,089
Diversified Consumer Services ............ — 1,180,400 — 1,180,400
Diversified REITs ...................... — 1,923,683 — 1,923,683
Diversified Telecommunication Services ..... — 2,121,226 — 2,121,226
Electric Utilities ........................ — 1,597,933 — 1,597,933
Electrical Equipment .................... — 2,063,646 — 2,063,646
Electronic Equipment, Instruments &
Components ........................ — 425,505 — 425,505
Energy Equipment & Services ............. — 4,857,809 — 4,857,809
Entertainment ......................... — 1,962,250 — 1,962,250
Financial Services ...................... — 1,357,560 — 1,357,560
Food Products ........................ — 1,304,146 — 1,304,146
Ground Transportation .................. — 1,541,012 — 1,541,012
Health Care Equipment & Supplies ......... — 1,213,610 — 1,213,610
Health Care Providers & Services .......... — 4,285,870 — 4,285,870
Hotel & Resort REITs ................... — 303,339 — 303,339
Hotels, Restaurants & Leisure ............. — 11,742,755 —
a
11,742,755
Household Durables .................... — 1,333,625 — 1,333,625
11. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Independent Power and Renewable Electricity
Producers .......................... $ — $ 3,002,249 $ — $ 3,002,249
Insurance ............................ — 1,183,695 — 1,183,695
IT Services ........................... — 2,491,863 — 2,491,863
Machinery ............................ — 2,973,398 — 2,973,398
Media ............................... — 5,674,329 — 5,674,329
Metals & Mining ....................... — 1,733,306 — 1,733,306
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,415,756 — 1,415,756
Oil, Gas & Consumable Fuels ............. — 13,032,743 —
a
13,032,743
Paper & Forest Products ................. — 262,091 — 262,091
Passenger Airlines ..................... — 1,360,311 — 1,360,311
Pharmaceuticals ....................... — 3,085,641 — 3,085,641
Real Estate Management & Development .... — 1,364,108 — 1,364,108
Software ............................. — 2,887,818 — 2,887,818
Specialized REITs ...................... — 1,002,762 — 1,002,762
Specialty Retail ........................ — 1,997,404 — 1,997,404
Textiles, Apparel & Luxury Goods .......... — 403,506 — 403,506
Trading Companies & Distributors .......... — 1,040,256 — 1,040,256
Senior Floating Rate Interests ............... — 113,714,958 — 113,714,958
Marketplace Loans ....................... — — 67,450,012 67,450,012
Asset-Backed Securities ................... — 39,970,005 — 39,970,005
Commercial Mortgage-Backed Securities ...... — 2,900,672 — 2,900,672
Mortgage-Backed Securities ................ — 40,527,272 — 40,527,272
Short Term Investments ................... 3,126,767 — — 3,126,767
Total Investments in Securities ........... $4,151,662 $320,140,315
b
$67,502,610 $391,794,587
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements ............ $ — $ 28,203,865 $ — $ 28,203,865
Unfunded Loan Commitments ............... — 7,601 — 7,601
Total Other Financial Instruments ......... $— $28,211,466 $— $28,211,466
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $283,097, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Ground Transportation . $ 44,659 $ 53,617 $ (295,988) $ — $ — $ — $ 295,988 $ (45,678) $ 52,598 $ (1,019)
11. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2023, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Limited Duration Income Trust (continued)
Assets:
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable
Fuels .......... $ —
c
$ — $ —
c
$ — $ — $ — $ (1,208,234) $ 1,208,234 $ — $ —
Corporate Bonds :
Ground Transportation . 993,522 — (1,075,108) — — 24,543 (169,612) 226,655 — —
Hotels, Restaurants &
Leisure ......... —
c
— — — — — — — —
c
—
Oil, Gas & Consumable
Fuels .......... —
c
— — — — — — — —
c
—
Marketplace Loans :
Financial Services ... 75,416,488 12,475,040 (20,352,569) — — — (952,500) 863,553 67,450,012 (814,951)
Total Investments in
Securities ............ $76,454,669 $12,528,657 $(21,723,665) $— $— $24,543 $(2,034,358) $2,252,764 $67,502,610 $(815,970)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services
..........
67,450,012 Discounted cash flow Loss-adjusted
discount rate
1.0% - 18.1%
(9.0%)
Decrease
Projected loss rate 2.0% - 84.5%
(14.9%)
Decrease
All Other Investments
..........
52,598
c,d
Total
.......................
$67,502,610
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
12. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Limited Duration Income Trust
Important Information to Shareholders

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Semiannual Report
Share Repurchase Program
The Fund’s Board has authorized the Fund to repurchase
up to 10% of the Fund’s outstanding shares in open-market
transactions, at the discretion of management.
In exercising its discretion consistent with its portfolio
management responsibilities, the Investment Manager will
take into account various other factors, including, but not
limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s 10% threshold
is reached, no further repurchases could be completed until
authorized by the Board. Until the 10% threshold is reached,
Fund management will have the flexibility to commence
share repurchases if and when it is determined to be
appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please
see note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.
Rights Offering
On February 23, 2022, the Fund announced the final
results of its transferable rights offering (the “Offer”), which resulted in the issuance of approximately 10,250,000
additional common shares. The final subscription price for
the additional common shares issued was $7.61, which was
equal to 90% of the Fund’s net asset value per common
share at the close of trading on the NYSE American on
February 17, 2022. The Offer was over-subscribed. The
gross proceeds of the Offer were approximately $78 million.
The additional common shares were issued on or about
February 24, 2022.

Franklin Limited Duration Income Trust
Annual Meeting of Shareholders

franklintempleton.com
Semiannual Report
The Annual Meeting of Shareholders (the “Meeting”) for Franklin Limited Duration Income Trust (Fund) was held on October
4, 2022. At the Meeting, shareholders elected Harris J. Ashton and Edith E. Holiday as Trustees of the Fund to hold office for a three year term, set to expire at the 2025 Annual Meeting of Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee’s resignation, retirement, death or removal, whichever is earlier.
The results of the voting were as follows:
Note: Terrance J. Checki, Mary C. Choksi, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson
and Valerie M. Williams are Trustees of the Fund who are currently serving and whose terms of office continued after the meeting.
Trustee Nominees Shares For
Shares
Withheld
Harris J. Ashton
Edith E. Holiday
31,672,654
31,668,792
1,405,675
1,409,537

Franklin Limited Duration Income Trust
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Semiannual Report
The Fund’s Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. Equiniti Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, acts as your Plan Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered.
You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.
If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent. If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.
If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.
The market price of shares on a particular date shall be the last sales price on NYSE MKT, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.
The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.
There is no direct charge to participants for reinvesting Distributions, since the Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds. The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.
The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

Franklin Limited Duration Income Trust
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the acquisition date. Although from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.
You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (800) 416-5585. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.
The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.

Franklin Limited Duration Income Trust
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN LIMITED DURATION INCOME TRUST
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns. The Board noted that, in 2016, it had authorized
an open-market share repurchase program pursuant to
which the Fund may purchase, from time to time, up to 10%
of the Fund’s common shares in open-market transactions,
at the discretion of management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Manager’s parent, and its commitment to the
mutual fund business as evidenced by its reassessment of
the fund offerings in response to the market environment
and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The
Board specifically noted FT’s commitment to technological
innovation and advancement and investments to promote
alternative investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Limited Duration Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged closed-end general bond funds. The Board
noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median of its
Performance Universe, but for the 10-year period was below
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was below the median of
the Fund’s Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The
Board noted that the Fund’s one-year annualized income
return was above 10.00% and in the first quintile (best) of its
Performance Universe. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels. While recognizing such inherent
limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges and for
comparative consistency, was shown for the Fund and for
each other fund in the Expense Group, except that for two of the funds Class I shares were shown. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in the Expense Group.
The Expense Group for the Fund included the Fund and nine
other leveraged closed-end general bond funds. The Board
noted that the Management Rate and actual total expense
ratio for the Fund were below the medians of its Expense
Group. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result

Franklin Limited Duration Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-end fund, the Board believes at some point an increase in size
may lead to economies of scale that would be shared with
the Fund and its shareholders and intends to monitor future
growth of the Fund accordingly. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete consolidated schedule of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

FTF S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Limited Duration Income Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
www.equiniti.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are: Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J.
Michael Luttig and Larry D. Thompson
.

Item 6. Schedule of Investments.          N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

Franklin Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the "Investment Managers") have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.
The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.
In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.
The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).
* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.
Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.
Conflicts of Interest
All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.
Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.
Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.
Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.
The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations
One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.
Engagement with Issuers
The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
THE PROXY GROUP
The Proxy Group is part of Franklin Templeton’s Global Sustainability Strategy Team’s Stewardship Team. Full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.
In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.
PROXY ADMINISTRATION PROCEDURES
Situations Where Proxies Are Not Voted
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.
However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
Rejected Votes
Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.
Securities on Loan
The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.
Split Voting
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.
Bundled Items
If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.
PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS
From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.
Appendix A
These Proxy Policies apply to accounts managed by personnel within
Franklin Equity Group, which includes the following Investment Managers:
Franklin Advisers, Inc. (FAV)
Franklin Templeton Institutional, LLC
The following Proxy Policies apply to FAV only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.
For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.
The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment
Company and
Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent.
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.

The securities lending agent is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the respective Securities Lending Agreements with the Fund, the securities lending agent performs a variety of services, including (but not limited to) the following:

o Trade finding, execution and settlement
o Settlement monitoring and controls, reconciliations, corporate actions and recall management
o Collateral management and valuation information
o Invoice management and billing from counterparties

For the period ended June 30, 2023, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$ -
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$ -
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$ -
Administrative fees not included in a revenue split	$ -
Indemnification fees not included in a revenue split	$ -
Rebate (paid to borrower)	$ -
Other fees not included above	$ -
Aggregate fees/compensation paid by the Fund for securities lending activities	$ -
Net income from securities lending activities	$ -

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

(c)
Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

pressrelease

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 28, 2023